UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03833-01
NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI VP Bond Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	3.61%	5.76%	(0.78)%	1.69%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Intermediate Core Bond Category Average[3]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$562,891,463%
Total number of portfolio holdings	307%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.6%
Corporate Bonds	38.7%
Mortgage-Backed Securities	12.4%
Asset-Backed Securities	6.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034655
VPB10INL-08/25
NYLI VP Bond Portfolio

NYLI VP Bond Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	3.49%	5.50%	(1.03)%	1.44%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Intermediate Core Bond Category Average[3]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$562,891,463%
Total number of portfolio holdings	307%
Portfolio turnover rate	136%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	18.6%
UMBS, 30 Year, 1.50%-7.50%, due 7/1/28-7/1/53	6.5%
UMBS Pool, 30 Year, 2.00%-6.00%, due 11/1/50-9/1/54	4.4%
GNMA, 0.69%-6.702%, due 6/20/51-4/16/65	3.5%
U.S. Treasury Bonds, 2.00%-4.75%, due 11/15/41-5/15/55	2.7%
GNMA II, Single Family, 30 Year, 2.50%-6.00%, due 10/20/51-7/15/55	2.5%
FHLMC, 1.595%-8.234%, due 6/25/54-3/25/55	2.2%
FNMA, 1.645%-8.605%, due 6/25/54-5/25/55	2.1%
FNMA, Other, 2.50%-4.50%, due 9/1/63-6/1/64	2.0%
UMBS, Single Family, 30 Year, 2.50%-5.50%, due 7/25/55	2.0%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	40.6%
Corporate Bonds	38.7%
Mortgage-Backed Securities	12.4%
Asset-Backed Securities	6.7%
Other Assets, Less Liabilities	1.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034655
VPB10S-08/25
NYLI VP Bond Portfolio

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$29	0.56%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	4.80%	6.99%	(0.45)%	1.08%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		4.70%	7.21%	0.82%	2.97%
Morningstar Intermediate Core Bond Category Average[4]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$231,893,220%
Total number of portfolio holdings	141%
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	89.2%
Corporate Bonds	5.7%
Short-Term Investment	4.2%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035076
VPG10INL-08/25
NYLI VP MacKay U.S. Infrastructure Bond Portfolio

NYLI VP MacKay U.S. Infrastructure Bond Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$41	0.81%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	4.67%	6.72%	(0.69)%	0.83%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		4.70%	7.21%	0.82%	2.97%
Morningstar Intermediate Core Bond Category Average[4]		3.89%	6.00%	(0.50)%	1.70%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$231,893,220%
Total number of portfolio holdings	141%
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
State of Illinois, 4.62%-6.725%, due 5/1/31-6/15/38	3.7%
New York City Transitional Finance Authority, 2.40%-5.01%, due 5/1/27-5/1/34	3.6%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	3.4%
State of California, 4.875%-7.55%, due 9/1/30-4/1/39	3.1%
New York State Dormitory Authority, 2.202%-5.228%, due 3/15/34-7/1/40	3.0%
Commonwealth of Massachusetts, 1.67%-3.769%, due 7/15/29-9/1/39	3.0%
State of Hawaii, 1.695%-4.936%, due 8/1/32-10/1/38	2.7%
Alameda Corridor Transportation Authority, (zero coupon)-6.60%, due 10/1/29-10/1/33	2.4%
Oregon State Lottery, 5.031%-5.093%, due 4/1/34-4/1/35	2.3%
Texas Natural Gas Securitization Finance Corp., 5.102%, due 4/1/35	2.2%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	89.2%
Corporate Bonds	5.7%
Short-Term Investment	4.2%
Other Assets, Less Liabilities	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035076
VPG10S-08/25
NYLI VP MacKay U.S. Infrastructure Bond Portfolio

NYLI VP MacKay High Yield Corporate Bond Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	3.76%	7.86%	5.80%	5.29%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. High Yield Constrained Index[3]		4.55%	10.24%	6.00%	5.29%
Morningstar High Yield Bond Category Average[4]		4.19%	9.12%	5.60%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,695,931,911%
Total number of portfolio holdings	599%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.2%
Loan Assignments	7.0%
Common Stocks	0.7%
Preferred Stocks	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029471
VPHYCB10INL-08/25
NYLI VP MacKay High Yield Corporate Bond Portfolio

NYLI VP MacKay High Yield Corporate Bond Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	3.63%	7.59%	5.54%	5.02%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. High Yield Constrained Index[3]		4.55%	10.24%	6.00%	5.29%
Morningstar High Yield Bond Category Average[4]		4.19%	9.12%	5.60%	4.53%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$2,695,931,911%
Total number of portfolio holdings	599%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-5/31/33	2.7%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	2.0%
Yum! Brands, Inc., 3.625%-6.875%, due 1/15/30-11/15/37	1.5%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Hilton Domestic Operating Co., Inc., 4.00%-6.125%, due 5/1/28-3/15/33	1.1%
Mineral Resources Ltd., 8.125%-9.25%, due 5/1/27-5/1/30	1.0%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.0%
Clarivate Science Holdings Corp., 3.875%-4.875%, due 7/1/28-7/1/29	0.9%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
Boyd Gaming Corp., 4.75%, due 12/1/27-6/15/31	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.2%
Loan Assignments	7.0%
Common Stocks	0.7%
Preferred Stocks	0.4%
Convertible Bonds	0.4%
Other Assets, Less Liabilities	4.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029471
VPHYCB10S-08/25
NYLI VP MacKay High Yield Corporate Bond Portfolio

NYLI VP MacKay Strategic Bond Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	4/29/2011	5.25%	9.24%	4.56%	3.69%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Multisector Bond Category Average[3]		3.89%	7.62%	3.59%	3.42%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$559,427,064%
Total number of portfolio holdings	474%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	42.4%
Mortgage-Backed Securities	28.7%
Asset-Backed Securities	14.2%
Foreign Government Bonds	5.4%
U.S. Government & Federal Agencies	4.4%
Loan Assignments	3.3%
Short-Term Investments	1.8%
Other Assets, Less Liabilities	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029527
VPUB10INL-08/25
NYLI VP MacKay Strategic Bond Portfolio

NYLI VP MacKay Strategic Bond Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	4/29/2011	5.12%	8.97%	4.30%	3.43%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar Multisector Bond Category Average[3]		3.89%	7.62%	3.59%	3.42%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bonds assets in securities that are not rated by a major agency such as Standard  & Poor’s or Moody’s at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$559,427,064%
Total number of portfolio holdings	474%
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-4.50%, due 7/20/44-2/16/66	4.8%
U.S. Treasury Notes, 4.25%, due 5/15/35	3.9%
Connecticut Avenue Securities Trust, 6.006%-14.155%, due 11/25/39-2/25/45	3.0%
Flagship Credit Auto Trust, 1.96%-5.80%, due 6/15/27-3/15/29	2.4%
FHLMC STACR REMIC Trust, 7.556%-12.805%, due 9/25/41-1/25/50	2.3%
FHLMC, (zero coupon)-9.255%, due 5/25/44-8/15/56	2.2%
Exeter Automobile Receivables Trust, 3.04%-10.45%, due 12/15/28-12/15/32	1.6%
FHLMC STACR Trust, 9.22%-12.77%, due 9/25/47-11/25/48	1.4%
Wells Fargo Commercial Mortgage Trust, 3.00%-5.119%, due 12/15/39-1/15/59	1.4%
BANK, 2.50%-4.372%, due 5/15/50-1/15/63	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	42.4%
Mortgage-Backed Securities	28.7%
Asset-Backed Securities	14.2%
Foreign Government Bonds	5.4%
U.S. Government & Federal Agencies	4.4%
Loan Assignments	3.3%
Short-Term Investments	1.8%
Other Assets, Less Liabilities	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029527
VPUB10S-08/25
NYLI VP MacKay Strategic Bond Portfolio

NYLI VP PIMCO Real Return Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$54	1.05%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	5.45%	6.64%	1.92%	2.73%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg U.S. TIPS Index[3]		4.67%	5.84%	1.61%	2.67%
Morningstar Inflation-Protected Bond Category Average[4]		4.42%	5.71%	1.00%	2.23%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$402,901,915%
Total number of portfolio holdings	434%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	102.7%
Short-Term Investments	32.8%
Asset-Backed Securities	7.7%
Foreign Government Bonds	4.4%
Mortgage-Backed Securities	3.9%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-51.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029480
VPPRR10INL-08/25
NYLI VP PIMCO Real Return Portfolio

NYLI VP PIMCO Real Return Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP PIMCO Real Return Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$66	1.30%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	5.32%	6.38%	1.66%	2.47%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Bloomberg U.S. TIPS Index[3]		4.67%	5.84%	1.61%	2.67%
Morningstar Inflation-Protected Bond Category Average[4]		4.42%	5.71%	1.00%	2.23%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Bloomberg U.S. TIPS Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes all publicly issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity and are rated investment grade.

4.
The Morningstar Inflation-Protected Bond Category Average is representative of funds that invest primarily in debt securities that adjust their principal values in line with the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer for these types of securities. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$402,901,915%
Total number of portfolio holdings	434%
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Inflation Linked Notes, 0.125%-2.375%, due 4/15/26-1/15/35	67.5%
U.S. Treasury Inflation Linked Bonds, 0.125%-3.375%, due 1/15/27-2/15/55	21.7%
UMBS, Single Family, 30 Year, 4.00%-6.00%, due 7/25/55	9.9%
GNMA II, Single Family, 30 Year, 3.50%, due 3/20/52-4/20/55	3.1%
Japan Government CPI Linked Bond, 0.10%, due 3/10/28-3/10/29	2.1%
GNMA, 5.202%-5.592%, due 4/20/67-7/20/73	1.4%
France Government Bond, 0.10%, due 3/1/26-7/25/31	1.3%
FNMA, 4.887%-7.037%, due 11/1/34-6/25/55	1.0%
FHLMC, 4.814%-5.245%, due 7/15/44-8/15/57	0.9%
Italy Buoni Poliennali del Tesoro, 0.40%-1.80%, due 5/15/30-5/15/36	0.6%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	102.7%
Short-Term Investments	32.8%
Asset-Backed Securities	7.7%
Foreign Government Bonds	4.4%
Mortgage-Backed Securities	3.9%
Corporate Bonds	0.3%
Other Assets, Less Liabilities	-51.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029480
VPPRR10S-08/25
NYLI VP PIMCO Real Return Portfolio

NYLI VP Floating Rate Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.64%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	2.59%	6.71%	6.38%	4.51%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar LSTA US Leveraged Loan Index[3]		2.81%	7.29%	7.45%	5.15%
Morningstar Bank Loan Category Average[4]		2.44%	6.77%	6.31%	4.11%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,150,302,565%
Total number of portfolio holdings	546%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments
Top Industries
Finance	6.9%
Chemicals, Plastics & Rubber	6.6%
Electronics	5.9%
Software	5.4%
Services: Business	5.4%
Insurance	3.6%
High Tech Industries	3.4%
Automobile	3.3%
Hotels, Motels, Inns & Gaming	3.3%
Healthcare, Education & Childcare	3.1%
Other	53.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029462
VPFR10INL-08/25
NYLI VP Floating Rate Portfolio

NYLI VP Floating Rate Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Floating Rate Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$44	0.89%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	2.46%	6.44%	6.11%	4.24%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
Morningstar LSTA US Leveraged Loan Index[3]		2.81%	7.29%	7.45%	5.15%
Morningstar Bank Loan Category Average[4]		2.44%	6.77%	6.31%	4.11%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,150,302,565%
Total number of portfolio holdings	546%
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Univision Communications, Inc., 6.625%-8.546%, due 6/1/27-7/31/31	1.0%
TransDigm, Inc., 6.796%-7.125%, due 8/24/28-1/19/32	0.9%
Dun & Bradstreet Corp. (The), 6.572%, due 1/18/29	0.9%
McAfee Corp., 7.316%, due 3/1/29	0.8%
Medline Borrower LP, 5.25%-6.577%, due 10/23/28-10/1/29	0.8%
Allied Universal Holdco LLC, 7.875%-8.177%, due 5/12/28-2/15/31	0.8%
UKG, Inc., 7.311%, due 2/10/31	0.7%
Clarios Global LP, 6.827%-7.077%, due 5/6/30-1/28/32	0.7%
Asurion LLC, 7.691%-9.691%, due 7/30/27-9/19/30	0.7%
Cloud Software Group, Inc., 7.796%-8.25%, due 3/30/29-6/30/32	0.7%
* Excluding short-term investments
Top Industries
Finance	6.9%
Chemicals, Plastics & Rubber	6.6%
Electronics	5.9%
Software	5.4%
Services: Business	5.4%
Insurance	3.6%
High Tech Industries	3.4%
Automobile	3.3%
Hotels, Motels, Inns & Gaming	3.3%
Healthcare, Education & Childcare	3.1%
Other	53.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029462
VPFR10S-08/25
NYLI VP Floating Rate Portfolio

NYLI VP U.S. Government Money Market Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP U.S. Government Money Market Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective August 26, 2016 and October 14, 2016, the Portfolio modified its principal investment strategies in connection with commencing operations as a “government money market fund.” Consequently the performance information below may have been different if the current investment strategies had been in effect during the period prior to the Portfolio commencing operations as a “government money market fund.” For certain periods, the Manager voluntarily has waived or reimbursed the Portfolio’s expenses to the extent it deemed appropriate to enhance the Portfolio's yield during periods when expenses had a significant impact on yield because of low interest rates. Without these waivers or reimbursements, the Portfolio’s returns would have been lower.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	2.03%	4.48%	2.61%	1.69%
Average Lipper Variable Products U.S. Government Money Market Portfolio[2]		2.32%	4.33%	2.53%	1.64%
Morningstar Prime Money Market Category Average[3]		1.99%	4.40%	2.61%	1.77%
1.	Not annualized.
2.
The Average Lipper Variable Products U.S. Government Money Market Portfolio is an equally weighted performance average consisting of funds that invest 99.5% of their assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash, and have a weighted average maturity of 60 days or less. These funds intend to keep a constant net asset value.

3.
The Morningstar Prime Money Market Category Average is representative of funds that invest in short-term money market securities in order to provide a level of current income that is consistent with the preservation of capital. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$839,848,901
Total number of portfolio holdings	27
Graphical Representation of Holdings
The table below shows the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Portfolio Composition
Treasury Debt	41.4%
Government Agency Debt	30.4%
Treasury Repurchase Agreements	28.2%
Other Assets, Less Liabilities	0.0%‡
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034715
VPUSGMM10INL-08/25
NYLI VP U.S. Government Money Market Portfolio

NYLI VP Moderate Allocation Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.58%	8.10%	6.98%	5.84%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Moderate Allocation Composite Index[6]		7.36%	12.03%	8.85%	7.98%
Morningstar Moderate Allocation Category Average[7]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$677,490,416%
Total number of portfolio holdings	45%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.3%
Fixed Income Funds	31.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPMODA10INL-08/25
NYLI VP Moderate Allocation Portfolio

NYLI VP Moderate Allocation Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Moderate Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.45%	7.83%	6.72%	5.58%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Moderate Allocation Composite Index[6]		7.36%	12.03%	8.85%	7.98%
Morningstar Moderate Allocation Category Average[7]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%,15% and 40%, respectively.

7.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$677,490,416%
Total number of portfolio holdings	45%
Portfolio turnover rate	11%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.3%
Fixed Income Funds	31.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.4%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPMODA10S-08/25
NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.43%	8.38%	9.54%	6.99%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Growth Allocation Composite Index[6]		8.42%	14.00%	12.09%	9.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		4.83%	10.57%	10.41%	7.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$1,016,168,518%
Total number of portfolio holdings	46%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	79.2%
Fixed Income Funds	11.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPGRWA10INL-08/25
NYLI VP Growth Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Growth Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.30%	8.11%	9.27%	6.72%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Bloomberg U.S. Aggregate Bond Index[5]		4.02%	6.08%	(0.73)%	1.76%
Growth Allocation Composite Index[6]		8.42%	14.00%	12.09%	9.96%
Morningstar Moderately Aggressive Allocation Category Average[7]		4.83%	10.57%	10.41%	7.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$1,016,168,518%
Total number of portfolio holdings	46%
Portfolio turnover rate	7%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	79.2%
Fixed Income Funds	11.7%
Short-Term Investment	8.8%
Other Assets, Less Liabilities	0.3%

Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPGRWA10S-08/25
NYLI VP Growth Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.04%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.00%	7.12%	4.74%	4.56%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Conservative Allocation Composite Index[5]		6.27%	10.05%	5.63%	5.95%
Morningstar Moderately Conservative Allocation Category Average[6]		4.87%	8.83%	6.18%	5.19%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$364,819,696%
Total number of portfolio holdings	44%
Portfolio turnover rate	8%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.4%
Fixed Income Funds	52.0%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPCONA10INL-08/25
NYLI VP Conservative Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Conservative Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$15	0.29%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	3.88%	6.86%	4.48%	4.30%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Conservative Allocation Composite Index[5]		6.27%	10.05%	5.63%	5.95%
Morningstar Moderately Conservative Allocation Category Average[6]		4.87%	8.83%	6.18%	5.19%
1.	Not annualized.
2.
The Bloomberg U.S. Aggregate Bond Index is generally representative of the market sectors or types of investments in which the Portfolio invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%,respectively.

6.
The Morningstar Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$364,819,696%
Total number of portfolio holdings	44%
Portfolio turnover rate	8%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	38.4%
Fixed Income Funds	52.0%
Short-Term Investment	9.1%
Other Assets, Less Liabilities	0.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPCONA10S-08/25
NYLI VP Conservative Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$2	0.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/13/2006	4.94%	8.99%	11.08%	7.79%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Equity Allocation Composite Index[5]		9.45%	15.96%	15.34%	11.89%
Morningstar Aggressive Allocation Category Average[6]		5.22%	11.32%	11.55%	7.57%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$731,708,972%
Total number of portfolio holdings	33%
Portfolio turnover rate	6%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.3%
Short-Term Investment	2.4%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPEQA10INL-08/25
NYLI VP Equity Allocation Portfolio

NYLI VP Equity Allocation Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Equity Allocation Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$14	0.28%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/13/2006	4.81%	8.71%	10.81%	7.53%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
MSCI EAFE® Index (Net)[4]		19.45%	17.73%	11.16%	6.51%
Equity Allocation Composite Index[5]		9.45%	15.96%	15.34%	11.89%
Morningstar Aggressive Allocation Category Average[6]		5.22%	11.32%	11.55%	7.57%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically allocate at least 10% to equities of foreign companies and prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.

Key Portfolio Statistics
Portfolio's net assets	$731,708,972%
Total number of portfolio holdings	33%
Portfolio turnover rate	6%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	97.3%
Short-Term Investment	2.4%
Other Assets, Less Liabilities	0.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029444
VPEQA10S-08/25
NYLI VP Equity Allocation Portfolio

NYLI VP Schroders Mid Cap Opportunities Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$41	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	7/2/2001	(1.33)%	6.45%	8.28%	5.87%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell Midcap®Index[3]		4.84%	15.21%	13.11%	9.89%
S&P MidCap 400®Index[4]		0.20%	7.53%	13.44%	9.25%
Morningstar Mid-Cap Blend Category Average[5]		2.36%	10.67%	12.89%	8.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$649,225,301%
Total number of portfolio holdings	69%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	6.8%
IT Services	6.7%
Capital Markets	5.8%
Professional Services	5.4%
Hotels, Restaurants & Leisure	5.3%
Electronic Equipment, Instruments & Components	5.1%
Aerospace & Defense	4.2%
Health Care Equipment & Supplies	4.0%
Building Products	3.9%
Commercial Services & Supplies	3.7%
Other	49.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035106
VPMCC10INL-08/25
NYLI VP Schroders Mid Cap Opportunities Portfolio

NYLI VP Schroders Mid Cap Opportunities Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$53	1.08%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	(1.45)%	6.18%	8.01%	5.60%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell Midcap®Index[3]		4.84%	15.21%	13.11%	9.89%
S&P MidCap 400®Index[4]		0.20%	7.53%	13.44%	9.25%
Morningstar Mid-Cap Blend Category Average[5]		2.36%	10.67%	12.89%	8.82%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell Midcap® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.

4.
The S&P MidCap 400® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.

5.
The Morningstar Mid-Cap Blend Category Average is representative of funds that invest primarily in U.S. stocks of various sizes and styles, giving it a middle-of-the-road profile. The U.S. mid-cap range for market capitalization typically falls between $1 billion and $8 billion and represents 20% of the total capitalization of the U.S. equity market. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$649,225,301%
Total number of portfolio holdings	69%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Aramark	2.4%
BWX Technologies, Inc.	2.3%
Rentokil Initial plc, Sponsored ADR	2.2%
Arthur J. Gallagher & Co.	2.0%
Assurant, Inc.	1.9%
Coherent Corp.	1.9%
Hexcel Corp.	1.9%
Reinsurance Group of America, Inc.	1.8%
Ameren Corp.	1.8%
Verisk Analytics, Inc.	1.8%
* Excluding short-term investments
Top Industries
Insurance	6.8%
IT Services	6.7%
Capital Markets	5.8%
Professional Services	5.4%
Hotels, Restaurants & Leisure	5.3%
Electronic Equipment, Instruments & Components	5.1%
Aerospace & Defense	4.2%
Health Care Equipment & Supplies	4.0%
Building Products	3.9%
Commercial Services & Supplies	3.7%
Other	49.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035106
VPMCC10S-08/25
NYLI VP Schroders Mid Cap Opportunities Portfolio

NYLI VP American Century Sustainable Equity Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$34	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	2.54%	7.96%	17.18%	10.36%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[4]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$402,012,002%
Total number of portfolio holdings	106%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	12.3%
Interactive Media & Services	6.7%
Capital Markets	4.9%
Technology Hardware, Storage & Peripherals	4.1%
Banks	4.0%
Broadline Retail	3.8%
Financial Services	3.5%
Specialty Retail	3.4%
Pharmaceuticals	2.7%
Other	42.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029495
VPTRPE10INL-08/25
NYLI VP American Century Sustainable Equity Portfolio

NYLI VP American Century Sustainable Equity Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$46	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2022, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	2.42%	7.69%	16.88%	10.09%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[4]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$402,012,002%
Total number of portfolio holdings	106%
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	4.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.2%
Meta Platforms, Inc., Class A	2.9%
Mastercard, Inc., Class A	1.9%
JPMorgan Chase & Co.	1.7%
Home Depot, Inc. (The)	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	12.3%
Interactive Media & Services	6.7%
Capital Markets	4.9%
Technology Hardware, Storage & Peripherals	4.1%
Banks	4.0%
Broadline Retail	3.8%
Financial Services	3.5%
Specialty Retail	3.4%
Pharmaceuticals	2.7%
Other	42.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029495
VPTRPE10S-08/25
NYLI VP American Century Sustainable Equity Portfolio

NYLI VP Balanced Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/2/2005	4.58%	9.77%	8.96%	6.33%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		4.13%	6.74%	0.64%	2.04%
Balanced Composite Index[5]		5.33%	11.06%	8.69%	6.57%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$344,168,595%
Total number of portfolio holdings	227%
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.8%
U.S. Government & Federal Agencies	17.2%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investments	0.9%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.2%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035112
VPBL10INL-08/25
NYLI VP Balanced Portfolio

NYLI VP Balanced Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Portfolio invested.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced the subadvisor to the equity portion of the Portfolio and modified the equity portion of the Portfolio's principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies for the equity portion of the Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/2/2005	4.45%	9.50%	8.69%	6.06%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		4.13%	6.74%	0.64%	2.04%
Balanced Composite Index[5]		5.33%	11.06%	8.69%	6.57%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$344,168,595%
Total number of portfolio holdings	227%
Portfolio turnover rate	88%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.25%, due 3/31/27-5/15/35	17.0%
iShares Intermediate Government/Credit Bond ETF	4.0%
Vanguard Intermediate-Term Treasury ETF	3.6%
JPMorgan Chase & Co.	2.9%
Alphabet, Inc.	2.2%
Morgan Stanley	1.6%
Johnson & Johnson	1.6%
UnitedHealth Group, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Merck & Co., Inc.	1.4%
* Excluding short-term investments
Portfolio Composition
Common Stocks	58.8%
U.S. Government & Federal Agencies	17.2%
Corporate Bonds	13.2%
Exchange-Traded Funds	8.7%
Short-Term Investments	0.9%
Asset-Backed Securities	0.4%
Mortgage-Backed Securities	0.2%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035112
VPBL10S-08/25
NYLI VP Balanced Portfolio

NYLI VP CBRE Global Infrastructure Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$50	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2015	10.55%	19.84%	8.31%	(0.13)%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		9.30%	17.03%	8.15%	6.80%
Morningstar Infrastructure Category Average[4]		13.86%	21.00%	10.33%	7.28%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$35,193,284%
Total number of portfolio holdings	46%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments
Top Countries
United States	66.6%
Spain	8.5%
Canada	7.7%
United Kingdom	4.9%
France	4.4%
Mexico	3.5%
Japan	3.0%
Germany	1.9%
Switzerland	1.5%
Italy	1.4%
Other	(3.4)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034686
VPCRA10INL-08/25
NYLI VP CBRE Global Infrastructure Portfolio

NYLI VP CBRE Global Infrastructure Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$63	1.20%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective February 28, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2015	10.41%	19.54%	8.04%	(0.37)%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
FTSE Global Core Infrastructure 50/50 Index (Net)[3]		9.30%	17.03%	8.15%	6.80%
Morningstar Infrastructure Category Average[4]		13.86%	21.00%	10.33%	7.28%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.

4.
The Morningstar Infrastructure Category Average is representative of funds that invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$35,193,284%
Total number of portfolio holdings	46%
Portfolio turnover rate	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Norfolk Southern Corp.	4.4%
Vinci SA	4.4%
WEC Energy Group, Inc.	4.2%
Atmos Energy Corp.	4.1%
Ferrovial SE	3.8%
PPL Corp.	3.8%
Public Service Enterprise Group, Inc.	3.5%
Aena SME SA	3.3%
Constellation Energy Corp.	3.1%
NextEra Energy, Inc.	3.1%
* Excluding short-term investments
Top Countries
United States	66.6%
Spain	8.5%
Canada	7.7%
United Kingdom	4.9%
France	4.4%
Mexico	3.5%
Japan	3.0%
Germany	1.9%
Switzerland	1.5%
Italy	1.4%
Other	(3.4)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034686
VPCRA10S-08/25
NYLI VP CBRE Global Infrastructure Portfolio

NYLI VP Candriam Emerging Markets Equity Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$62	1.18%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	13.30%	14.82%	5.05%	3.68%
MSCI Emerging Markets Index (Net)[2]		15.27%	15.29%	6.81%	4.81%
Morningstar Diversified Emerging Markets Category Average[3]		14.46%	13.34%	7.21%	4.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$204,682,165%
Total number of portfolio holdings	107%
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments
Top Countries
China	28.5%
Taiwan	16.3%
India	15.3%
Republic of Korea	14.0%
Brazil	6.6%
South Africa	3.9%
Peru	2.2%
Mexico	2.1%
Poland	1.8%
Saudi Arabia	1.3%
Other	8.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034691
VPEME10INL-08/25
NYLI VP Candriam Emerging Markets Equity Portfolio

NYLI VP Candriam Emerging Markets Equity Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$75	1.43%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. One of the Portfolio's subadvisors changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced one of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	13.16%	14.54%	4.79%	3.42%
MSCI Emerging Markets Index (Net)[2]		15.27%	15.29%	6.81%	4.81%
Morningstar Diversified Emerging Markets Category Average[3]		14.46%	13.34%	7.21%	4.74%
1.	Not annualized.
2.
The Portfolio has selected MSCI Emerging Markets Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$204,682,165%
Total number of portfolio holdings	107%
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	2.7%
Xiaomi Corp., Class B	2.4%
HDFC Bank Ltd.	2.1%
Samsung Electronics Co. Ltd., 1.88%	2.1%
ICICI Bank Ltd.	2.0%
SK Hynix, Inc.	1.9%
Bharti Airtel Ltd.	1.9%
China Merchants Bank Co. Ltd., Class H	1.7%
* Excluding short-term investments
Top Countries
China	28.5%
Taiwan	16.3%
India	15.3%
Republic of Korea	14.0%
Brazil	6.6%
South Africa	3.9%
Peru	2.2%
Mexico	2.1%
Poland	1.8%
Saudi Arabia	1.3%
Other	8.0%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034691
VPEME10S-08/25
NYLI VP Candriam Emerging Markets Equity Portfolio

NYLI VP Epoch U.S. Equity Yield Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.68%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	6.47%	14.85%	13.98%	8.54%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
U.S. Equity Yield Composite Index[4]		5.17%	10.87%	10.20%	9.47%
Morningstar Large Value Category Average[5]		5.53%	12.27%	14.03%	9.37%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$896,304,257%
Total number of portfolio holdings	100%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.7%
Semiconductors & Semiconductor Equipment	6.0%
Electric Utilities	6.0%
Pharmaceuticals	5.2%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Electrical Equipment	3.9%
Chemicals	3.5%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034698
VPEUE10INL-08/25
NYLI VP Epoch U.S. Equity Yield Portfolio

NYLI VP Epoch U.S. Equity Yield Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 9, 2017, and its principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	6.34%	14.57%	13.70%	8.27%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Value Index[3]		6.00%	13.70%	13.93%	9.19%
U.S. Equity Yield Composite Index[4]		5.17%	10.87%	10.20%	9.47%
Morningstar Large Value Category Average[5]		5.53%	12.27%	14.03%	9.37%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. It is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$896,304,257%
Total number of portfolio holdings	100%
Portfolio turnover rate	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
JPMorgan Chase & Co.	2.4%
Broadcom, Inc.	2.4%
MetLife, Inc.	2.3%
Bank of America Corp.	2.2%
AbbVie, Inc.	2.1%
Cummins, Inc.	2.0%
Johnson & Johnson	1.8%
Walmart, Inc.	1.8%
Microsoft Corp.	1.8%
Philip Morris International, Inc.	1.7%
* Excluding short-term investments
Top Industries
Banks	10.7%
Semiconductors & Semiconductor Equipment	6.0%
Electric Utilities	6.0%
Pharmaceuticals	5.2%
Insurance	4.9%
Oil, Gas & Consumable Fuels	4.6%
Electrical Equipment	3.9%
Chemicals	3.5%
Biotechnology	3.2%
Technology Hardware, Storage & Peripherals	3.1%
Other	48.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034698
VPEUE10S-08/25
NYLI VP Epoch U.S. Equity Yield Portfolio

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
Initial Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$34	0.67%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	6.13%	22.42%	14.08%	8.63%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.56%	23.15%	10.90%	10.53%
Morningstar Utilities Category Average[4]		9.12%	24.21%	11.13%	9.26%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$844,170,621%
Total number of portfolio holdings	28%
Portfolio turnover rate	87%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments
Top Industries
Electric Utilities	64.3%
Multi–Utilities	16.6%
Independent Power and Renewable Electricity Producers	8.3%
Oil, Gas & Consumable Fuels	2.7%
Electrical Equipment	2.1%
Gas Utilities	1.6%
Construction & Engineering	1.6%
Commercial Services & Supplies	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Short–Term Investment	0.7%
Other	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029504
VPMFS10INL-08/25
NYLI VP Fidelity Institutional AM® Utilities Portfolio

NYLI VP Fidelity Institutional AM® Utilities Portfolio*
Service Class
* Fidelity Institutional AM is registered trade mark of FMR LLC. Used with permission.
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$47	0.92%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	6.00%	22.11%	13.80%	8.36%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
MSCI USA IMI Utilities 25/50 Index (Gross)[3]		9.56%	23.15%	10.90%	10.53%
Morningstar Utilities Category Average[4]		9.12%	24.21%	11.13%	9.26%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The MSCI USA IMI Utilities 25/50 Index (Gross), which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a modified market capitalization-weighted index of stocks designed to measure the performance of utilities companies in the MSCI U.S. Investable Market 2500 Index.

4.
The Morningstar Utilities Category Average is representative of funds that seek capital appreciation by investing primarily in equity securities of U.S. or non-U.S. public utilities including electric, gas, and telephone-service providers. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$844,170,621%
Total number of portfolio holdings	28%
Portfolio turnover rate	87%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NextEra Energy, Inc.	11.7%
Constellation Energy Corp.	9.2%
Duke Energy Corp.	8.1%
Vistra Corp.	7.7%
Sempra	6.0%
Exelon Corp.	5.5%
Entergy Corp.	4.7%
PPL Corp.	4.0%
Ameren Corp.	3.8%
Xcel Energy, Inc.	3.7%
* Excluding short-term investments
Top Industries
Electric Utilities	64.3%
Multi–Utilities	16.6%
Independent Power and Renewable Electricity Producers	8.3%
Oil, Gas & Consumable Fuels	2.7%
Electrical Equipment	2.1%
Gas Utilities	1.6%
Construction & Engineering	1.6%
Commercial Services & Supplies	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Short–Term Investment	0.7%
Other	0.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029504
VPMFS10S-08/25
NYLI VP Fidelity Institutional AM® Utilities Portfolio

NYLI VP Income Builder Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$32	0.62%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	9.18%	14.36%	7.69%	6.32%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
Bloomberg U.S. Aggregate Bond Index[3]		4.02%	6.08%	(0.73)%	1.76%
Blended Benchmark Index[4]		7.37%	12.21%	8.40%	7.26%
Morningstar Global Moderate Allocation Category Average[5]		7.79%	11.28%	8.12%	5.74%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$535,761,713%
Total number of portfolio holdings	567%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.5%
Mortgage-Backed Securities	12.2%
Corporate Bonds	11.8%
U.S. Government & Federal Agencies	6.2%
Asset-Backed Securities	3.6%
Short-Term Investments	3.3%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029533
VPIB10INL-08/25
NYLI VP Income Builder Portfolio

NYLI VP Income Builder Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Income Builder Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$45	0.87%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/4/2003	9.04%	14.08%	7.42%	6.05%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
Bloomberg U.S. Aggregate Bond Index[3]		4.02%	6.08%	(0.73)%	1.76%
Blended Benchmark Index[4]		7.37%	12.21%	8.40%	7.26%
Morningstar Global Moderate Allocation Category Average[5]		7.79%	11.28%	8.12%	5.74%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%, respectively.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$535,761,713%
Total number of portfolio holdings	567%
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.843%, due 7/20/44-2/16/66	2.9%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.4%
Broadcom, Inc.	1.6%
Microsoft Corp.	1.5%
International Business Machines Corp.	1.3%
Cisco Systems, Inc.	1.3%
U.S. Treasury Notes, 3.75%-4.25%, due 4/30/27-5/15/35	1.2%
AbbVie, Inc.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
U.S. Treasury Bonds, 4.75%-5.00%, due 5/15/45-5/15/55	1.1%
* Excluding short-term investments
Portfolio Composition
Common Stocks	61.5%
Mortgage-Backed Securities	12.2%
Corporate Bonds	11.8%
U.S. Government & Federal Agencies	6.2%
Asset-Backed Securities	3.6%
Short-Term Investments	3.3%
Foreign Government Bonds	0.6%
Loan Assignments	0.4%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029533
VPIB10S-08/25
NYLI VP Income Builder Portfolio

NYLI VP Hedge Multi-Strategy Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$35	0.70%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/2013	2.79%	6.42%	3.31%	0.90%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P Balanced Equity and Bond Conservative Index[3]		5.54%	8.51%	2.20%	4.40%
Barclay Hedge Fund Index[4]		5.25%	9.50%	7.81%	5.36%
NYLI Hedge Multi-Strategy Index[5]		3.56%	7.76%	4.12%	3.18%
Morningstar Multistrategy Category Average[6]		1.55%	3.30%	5.18%	2.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$210,666,301%
Total number of portfolio holdings	113%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	17.4%
Unaffiliated Investment Companies	14.6%
Treasury Inflation Protected Security Funds	9.7%
Short Duration Fund	9.6%
Convertible Bond Funds	8.8%
International Equity Core Fund	8.2%
Municipal Bond Funds	8.1%
Bank Loan Fund	6.6%
Emerging Equity Funds	5.2%
U.S. Momentum Funds	3.9%
Other Assets, Less Liabilities	7.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035095
VPARM10INL-08/25
NYLI VP Hedge Multi-Strategy Portfolio

NYLI VP Hedge Multi-Strategy Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.95%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	5/1/2013	2.66%	6.16%	3.05%	0.67%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P Balanced Equity and Bond Conservative Index[3]		5.54%	8.51%	2.20%	4.40%
Barclay Hedge Fund Index[4]		5.25%	9.50%	7.81%	5.36%
NYLI Hedge Multi-Strategy Index[5]		3.56%	7.76%	4.12%	3.18%
Morningstar Multistrategy Category Average[6]		1.55%	3.30%	5.18%	2.55%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.

3.
The S&P Balanced Equity and Bond Conservative Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, consists of a position in S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).

4.
The Barclay Hedge Fund Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.

5.
The NYLI Hedge Multi-Strategy Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.

6.
The Morningstar Multistrategy Category Average is representative of funds that have a majority of their assets exposed to alternative strategies. Funds in this category include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$210,666,301%
Total number of portfolio holdings	113%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
iShares Floating Rate Bond ETF	13.2%
Vanguard Short-Term Treasury ETF	9.6%
Vanguard FTSE Developed Markets ETF	8.2%
Franklin Senior Loan ETF	6.6%
SPDR Bloomberg Convertible Securities ETF	5.3%
Vanguard Short-Term Inflation-Protected Securities ETF	5.3%
iShares 0-5 Year TIPS Bond ETF	4.4%
iShares National Muni Bond ETF	4.3%
SPDR Bloomberg Investment Grade Floating Rate ETF	4.2%
Vanguard Tax-Exempt Bond Index ETF	3.8%
* Excluding short-term investments
Portfolio Composition
Floating Rate—Investment Grade Funds	17.4%
Unaffiliated Investment Companies	14.6%
Treasury Inflation Protected Security Funds	9.7%
Short Duration Fund	9.6%
Convertible Bond Funds	8.8%
International Equity Core Fund	8.2%
Municipal Bond Funds	8.1%
Bank Loan Fund	6.6%
Emerging Equity Funds	5.2%
U.S. Momentum Funds	3.9%
Other Assets, Less Liabilities	7.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035095
VPARM10S-08/25
NYLI VP Hedge Multi-Strategy Portfolio

NYLI VP Janus Henderson Balanced Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.57%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	7.89%	12.86%	10.15%	9.47%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index[4]		4.02%	6.08%	(0.73)%	1.76%
Janus Balanced Composite Index[5]		5.90%	11.74%	8.85%	8.48%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,892,762,064%
Total number of portfolio holdings	757%
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.7%
U.S. Government & Federal Agencies	15.3%
Corporate Bonds	9.9%
Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.3%
Short-Term Investments	1.8%
Loan Assignments	0.5%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035103
VPJB10INL-08/25
NYLI VP Janus Henderson Balanced Portfolio

NYLI VP Janus Henderson Balanced Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.82%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2024, the Portfolio modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	7.75%	12.58%	9.87%	9.20%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
S&P 500®Index[3]		6.20%	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index[4]		4.02%	6.08%	(0.73)%	1.76%
Janus Balanced Composite Index[5]		5.90%	11.74%	8.85%	8.48%
Morningstar Moderate Allocation Category Average[6]		5.18%	10.06%	8.94%	7.44%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

5.
The Janus Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is comprised of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index weighted 55%/45%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,892,762,064%
Total number of portfolio holdings	757%
Portfolio turnover rate	48%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	5.7%
Microsoft Corp.	5.1%
U.S. Treasury Notes, 3.75%-4.25%, due 3/31/27-5/15/35	5.0%
UMBS, 30 Year, 2.00%-6.00%, due 2/1/37-12/1/54	3.4%
Amazon.com, Inc.	3.0%
U.S. Treasury Bonds, 4.625%-5.00%, due 5/15/45-2/15/55	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.3%
Apple, Inc.	2.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.7%
U.S. Government & Federal Agencies	15.3%
Corporate Bonds	9.9%
Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.3%
Short-Term Investments	1.8%
Loan Assignments	0.5%
Other Assets, Less Liabilities	(0.9)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035103
VPJB10S-08/25
NYLI VP Janus Henderson Balanced Portfolio

NYLI VP MacKay Convertible Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30	0.58%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	10/1/1996	6.56%	12.01%	8.98%	8.87%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	9.38%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.08%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10INL-08/25
NYLI VP MacKay Convertible Portfolio

NYLI VP MacKay Convertible Portfolio
Service 2 Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service 2 Class	$48	0.93%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Service 2 Class Shares	4/26/2016	6.37%	11.62%	8.60%	9.71%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.52%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	11.00%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.90%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10S2-08/25
NYLI VP MacKay Convertible Portfolio

NYLI VP MacKay Convertible Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MacKay Convertible Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$42	0.83%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	6.43%	11.73%	8.71%	8.60%
Bloomberg U.S. Aggregate Bond Index[2]		4.02%	6.08%	(0.73)%	1.76%
ICE BofA U.S. Convertible Index[3]		6.55%	15.95%	9.52%	9.38%
Morningstar Convertibles Category Average[4]		5.87%	14.19%	7.45%	8.08%
1.	Not annualized.
2.
The Portfolio has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock portfolios while also supplying some of the safety and yield of bond portfolios. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,486,369,755%
Total number of portfolio holdings	100%
Portfolio turnover rate	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Welltower OP LLC, 3.125%, due 7/15/29	2.5%
Tetra Tech, Inc., 2.25%, due 8/15/28	2.3%
Merit Medical Systems, Inc., 3.00%, due 2/1/29	2.2%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	2.2%
Post Holdings, Inc., 2.50%, due 8/15/27	2.1%
PG&E Corp., 4.25%, due 12/1/27	1.9%
Integer Holdings Corp., 1.875%, due 3/15/30	1.9%
Seagate HDD Cayman, 3.50%, due 6/1/28	1.8%
Uber Technologies, Inc., Series 2028, 0.875%, due 12/1/28	1.8%
Nice Ltd., (zero coupon), due 9/15/25	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	87.7%
Convertible Preferred Stocks	9.4%
Short-Term Investments	3.2%
Other Assets, Less Liabilities	(0.3)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035089
VPC10S-08/25
NYLI VP MacKay Convertible Portfolio

NYLI VP PineStone International Equity Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$44	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1995	8.72%	4.77%	4.27%	5.15%
MSCI EAFE® Index (Net)[2]		19.45%	17.73%	11.16%	6.51%
Morningstar Foreign Large Growth Category Average[3]		16.30%	14.78%	7.49%	6.71%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$433,350,305%
Total number of portfolio holdings	35%
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	16.0%
United States	13.2%
Switzerland	10.4%
Taiwan	8.5%
Germany	6.3%
Japan	5.9%
Netherlands	4.6%
Denmark	3.5%
Spain	3.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029454
VPIE10INL-08/25
NYLI VP PineStone International Equity Portfolio

NYLI VP PineStone International Equity Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP PineStone International Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$57	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective August 28, 2023, the Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.59%	4.51%	4.01%	4.89%
MSCI EAFE® Index (Net)[2]		19.45%	17.73%	11.16%	6.51%
Morningstar Foreign Large Growth Category Average[3]		16.30%	14.78%	7.49%	6.71%
1.	Not annualized.
2.
The Portfolio has selected the MSCI EAFE® Index (Net) as a replacement for the MSCI ACWI® (All Country World Index) ex USA Index (Net) as its primary benchmark because it believes that the MSCI EAFE® Index (Net) is more reflective of its principal investment strategies. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$433,350,305%
Total number of portfolio holdings	35%
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8.5%
London Stock Exchange Group plc	5.9%
ASML Holding NV	4.6%
SAP SE	4.6%
InterContinental Hotels Group plc	4.4%
Nestle SA (Registered)	4.3%
EssilorLuxottica SA	4.3%
Cie Financiere Richemont SA (Registered)	4.3%
Keyence Corp.	4.1%
Air Liquide SA, Loyalty Shares	3.7%
* Excluding short-term investments
Top Countries
United Kingdom	21.6%
France	16.0%
United States	13.2%
Switzerland	10.4%
Taiwan	8.5%
Germany	6.3%
Japan	5.9%
Netherlands	4.6%
Denmark	3.5%
Spain	3.5%
Other	6.5%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029454
VPIE10S-08/25
NYLI VP PineStone International Equity Portfolio

NYLI VP S&P 500 Index Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$6	0.12%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolo, were transitioned to New York Life Investment Management LLC.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	6.13%	14.99%	16.49%	13.45%
S&P 500®Index[2]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[3]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$5,179,309,570%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	11.3%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%
Other	42.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034701
VPSP10INL-08/25
NYLI VP S&P 500 Index Portfolio

NYLI VP S&P 500 Index Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP S&P 500 Index Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$19	0.37%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. The Portfolio's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Portfolio's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC, a former subadvisor, and the day-to-day investment services provided by IndexIQ Advisors LLC to the Portfolo, were transitioned to New York Life Investment Management LLC.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	5.99%	14.71%	16.20%	13.16%
S&P 500®Index[2]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[3]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Portfolio invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$5,179,309,570%
Total number of portfolio holdings	508%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	12.6%
Software	11.3%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	6.1%
Financial Services	4.3%
Broadline Retail	4.0%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.8%
Other	42.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034701
VPSP10S-08/25
NYLI VP S&P 500 Index Portfolio

NYLI VP Natural Resources Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Natural Resources Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$42	0.84%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio replaced its subadvisor, changed its investment objective and modified its principal investment strategies as of November 30, 2018. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor, investment objective and principal investment strategies. The Portfolio's subadvisor changed effective September 1, 2021 due to an organizational restructuring whereby all investment personnel of Mellon Investments Corporation, the former subadvisor, transitioned to Newton Investment Management North America, LLC.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	(0.89)%	(7.69)%	20.30%	5.09%
MSCI World Index (Net)[2]		9.47%	16.26%	14.55%	10.66%
S&P Global Natural Resources Index[3]		10.78%	1.22%	12.70%	6.66%
Morningstar Natural Resources Category Average[4]		9.57%	4.20%	14.52%	6.61%
1.	Not annualized.
2.
The Portfolio has selected the MSCI World Index (Net), to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The S&P Global Natural Resources Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure to agribusiness, energy, and metals & mining.

4.
The Morningstar Natural Resources Category Average is representative of funds that invest primarily on commodity-based industries such as energy, chemicals, minerals, and forest products in the United States or outside of the United States. Some funds invest across this spectrum to offer broad natural-resources exposure. Others concentrate heavily or even exclusively in specific industries. Funds that concentrate primarily in energy-related industries are part of the equity energy category. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$286,703,132%
Total number of portfolio holdings	46%
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Phillips 66	4.4%
International Paper Co.	4.1%
Freeport-McMoRan, Inc.	4.1%
Darling Ingredients, Inc.	4.0%
Suncor Energy, Inc.	4.0%
Exxon Mobil Corp.	4.0%
Diamondback Energy, Inc.	3.9%
Canadian Natural Resources Ltd.	3.9%
ArcelorMittal SA (Registered), NYRS	3.9%
Anglo American plc	3.7%
* Excluding short-term investments
Top Countries
United States	68.3%
Canada	20.9%
South Africa	5.3%
Luxembourg	3.9%
Australia	3.0%
Spain	1.5%
Norway	0.5%
Other Assets, Less Liabilities	(3.4)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034719
VPVEG10INL-08/25
NYLI VP Natural Resources Portfolio

NYLI VP Small Cap Growth Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$42	0.85%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	2/17/2012	(1.43)%	5.89%	7.37%	7.40%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 2000® Growth Index[3]		(0.48)%	9.73%	7.42%	7.14%
Morningstar Small Growth Category Average[4]		(1.23)%	8.04%	7.95%	8.35%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$399,231,555%
Total number of portfolio holdings	142%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments
Top Industries
Software	10.6%
Health Care Providers & Services	7.5%
Commercial Services & Supplies	7.5%
Semiconductors & Semiconductor Equipment	6.4%
Biotechnology	5.8%
Construction & Engineering	5.8%
Electronic Equipment, Instruments & Components	4.8%
Health Care Equipment & Supplies	3.8%
Aerospace & Defense	3.6%
Diversified Consumer Services	3.3%
Other	40.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034712
VPESCG10INL-08/25
NYLI VP Small Cap Growth Portfolio

NYLI VP Small Cap Growth Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Small Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$54	1.10%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective May 1, 2020, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	2/17/2012	(1.55)%	5.63%	7.11%	7.13%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 2000® Growth Index[3]		(0.48)%	9.73%	7.42%	7.14%
Morningstar Small Growth Category Average[4]		(1.23)%	8.04%	7.95%	8.35%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Small Growth Category Average is representative of funds that focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$399,231,555%
Total number of portfolio holdings	142%
Portfolio turnover rate	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
HealthEquity, Inc.	2.6%
Mirion Technologies, Inc.	2.5%
Bright Horizons Family Solutions, Inc.	2.2%
Casella Waste Systems, Inc., Class A	1.9%
Waste Connections, Inc.	1.8%
CCC Intelligent Solutions Holdings, Inc.	1.7%
Dynatrace, Inc.	1.6%
SiTime Corp.	1.5%
Prosperity Bancshares, Inc.	1.3%
Construction Partners, Inc., Class A	1.3%
* Excluding short-term investments
Top Industries
Software	10.6%
Health Care Providers & Services	7.5%
Commercial Services & Supplies	7.5%
Semiconductors & Semiconductor Equipment	6.4%
Biotechnology	5.8%
Construction & Engineering	5.8%
Electronic Equipment, Instruments & Components	4.8%
Health Care Equipment & Supplies	3.8%
Aerospace & Defense	3.6%
Diversified Consumer Services	3.3%
Other	40.9%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034712
VPESCG10S-08/25
NYLI VP Small Cap Growth Portfolio

NYLI VP Wellington Growth Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$37	0.72%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/29/1993	8.32%	15.49%	13.44%	12.40%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
Morningstar Large Growth Category Average[4]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$660,842,711%
Total number of portfolio holdings	51%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	10.0%
Capital Markets	6.8%
Broadline Retail	6.3%
Entertainment	5.8%
Technology Hardware, Storage & Peripherals	4.9%
Financial Services	4.8%
Hotels, Restaurants & Leisure	2.7%
Pharmaceuticals	2.6%
Other	19.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035084
VPCG10INL-08/25
NYLI VP Wellington Growth Portfolio

NYLI VP Wellington Growth Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Wellington Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$50	0.97%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 29, 2016, the Portfolio's principal investment strategies were modified in connection with changes to the Portfolio's subadvisor. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisor and principal investment strategies. The Portfolio’s subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance prior to these dates reflect the Portfolio's subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	8.18%	15.20%	13.15%	12.12%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
Morningstar Large Growth Category Average[4]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$660,842,711%
Total number of portfolio holdings	51%
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	11.3%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.3%
Broadcom, Inc.	5.4%
Alphabet, Inc., Class C	5.1%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.9%
Netflix, Inc.	3.7%
Mastercard, Inc., Class A	3.6%
Eli Lilly & Co.	2.6%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	10.0%
Capital Markets	6.8%
Broadline Retail	6.3%
Entertainment	5.8%
Technology Hardware, Storage & Peripherals	4.9%
Financial Services	4.8%
Hotels, Restaurants & Leisure	2.7%
Pharmaceuticals	2.6%
Other	19.7%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5035084
VPCG10S-08/25
NYLI VP Wellington Growth Portfolio

NYLI VP Wellington Small Cap Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$36	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Initial Class Shares	5/2/2016	(3.94)%	5.15%	9.30%	6.30%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	14.11%
Russell 2000®Index[3]		(1.79)%	7.68%	10.04%	8.77%
Morningstar Small Blend Category Average[4]		(1.92)%	6.33%	11.90%	8.15%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$359,092,511%
Total number of portfolio holdings	258%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.9%
Software	6.7%
Biotechnology	6.3%
Professional Services	4.3%
Health Care Equipment & Supplies	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Trading Companies & Distributors	3.4%
Consumer Finance	3.3%
Financial Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	52.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029488
VPSCC10INL-08/25
NYLI VP Wellington Small Cap Portfolio

NYLI VP Wellington Small Cap Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Wellington Small Cap Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$48	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. The Portfolio's subadvisor changed effective January 1, 2018, due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective May 1, 2021, the Portfolio replaced its subadvisor, MacKay Shields LLC, and modified its principal investment strategies. The past performance in the graph and table prior to those dates reflect the Portfolio's subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Service Class Shares	5/2/2016	(4.06)%	4.89%	9.02%	6.03%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	14.11%
Russell 2000®Index[3]		(1.79)%	7.68%	10.04%	8.77%
Morningstar Small Blend Category Average[4]		(1.92)%	6.33%	11.90%	8.15%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$359,092,511%
Total number of portfolio holdings	258%
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Magnite, Inc.	1.4%
Verra Mobility Corp.	1.4%
TTM Technologies, Inc.	1.3%
Kaiser Aluminum Corp.	1.2%
Cadence Bank	1.1%
Champion Homes, Inc.	1.1%
Enova International, Inc.	1.1%
iShares Russell 2000 Value ETF	1.0%
Life Time Group Holdings, Inc.	1.0%
Laureate Education, Inc.	1.0%
* Excluding short-term investments
Top Industries
Banks	9.9%
Software	6.7%
Biotechnology	6.3%
Professional Services	4.3%
Health Care Equipment & Supplies	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Trading Companies & Distributors	3.4%
Consumer Finance	3.3%
Financial Services	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	52.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5029488
VPSCC10S-08/25
NYLI VP Wellington Small Cap Portfolio

NYLI VP Dimensional U.S. Equity Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$27	0.54%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	1/23/1984	5.77%	11.79%	14.98%	11.83%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000®Index[3]		6.12%	15.66%	16.30%	13.35%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[5]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$984,849,380%
Total number of portfolio holdings	112%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments
Top Industries
Software	13.0%
Semiconductors & Semiconductor Equipment	10.1%
Financial Services	8.4%
Specialty Retail	7.1%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Biotechnology	4.7%
Consumer Staples Distribution & Retail	4.5%
IT Services	3.2%
Oil, Gas & Consumable Fuels	3.2%
Other	34.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034735
VPCS10INL-08/25
NYLI VP Dimensional U.S. Equity Portfolio

NYLI VP Dimensional U.S. Equity Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40	0.79%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective January 1, 2018, due to an organizational restructuring, all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC, the former subadvisor. Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. Effective August 12, 2024, the Portfolio again replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Portfolio's prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/5/2003	5.64%	11.51%	14.70%	11.55%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000®Index[3]		6.12%	15.66%	16.30%	13.35%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Blend Category Average[5]		5.74%	13.30%	15.14%	12.05%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

4.
The S&P 500® Index is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$984,849,380%
Total number of portfolio holdings	112%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Visa, Inc., Class A	4.6%
Eli Lilly & Co.	3.9%
Oracle Corp.	3.1%
Meta Platforms, Inc., Class A	3.0%
Mastercard, Inc., Class A	3.0%
Home Depot, Inc. (The)	2.4%
Costco Wholesale Corp.	2.4%
* Excluding short-term investments
Top Industries
Software	13.0%
Semiconductors & Semiconductor Equipment	10.1%
Financial Services	8.4%
Specialty Retail	7.1%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.5%
Biotechnology	4.7%
Consumer Staples Distribution & Retail	4.5%
IT Services	3.2%
Oil, Gas & Consumable Fuels	3.2%
Other	34.4%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034735
VPCS10S-08/25
NYLI VP Dimensional U.S. Equity Portfolio

NYLI VP Winslow Large Cap Growth Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$39	0.74%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Initial Class Shares	5/1/1998	10.56%	18.46%	16.54%	15.97%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Growth Category Average[5]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,943,207,365%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments
Top Industries
Software	19.5%
Semiconductors & Semiconductor Equipment	17.3%
Hotels, Restaurants & Leisure	7.0%
Broadline Retail	6.6%
Interactive Media & Services	5.5%
Financial Services	5.4%
Entertainment	5.4%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Equipment & Supplies	3.9%
IT Services	3.5%
Other	21.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034717
VPLG10INL-08/25
NYLI VP Winslow Large Cap Growth Portfolio

NYLI VP Winslow Large Cap Growth Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$52	0.99%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Service Class Shares	6/6/2003	10.42%	18.17%	16.25%	15.68%
Russell 3000®Index[2]		5.75%	15.30%	15.96%	12.96%
Russell 1000® Growth Index[3]		6.09%	17.22%	18.15%	17.01%
S&P 500®Index[4]		6.20%	15.16%	16.64%	13.65%
Morningstar Large Growth Category Average[5]		7.06%	16.92%	14.79%	14.30%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Portfolio invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,943,207,365%
Total number of portfolio holdings	44%
Portfolio turnover rate	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.7%
NVIDIA Corp.	7.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	5.1%
Apple, Inc.	4.8%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.9%
Lam Research Corp.	2.8%
Netflix, Inc.	2.8%
* Excluding short-term investments
Top Industries
Software	19.5%
Semiconductors & Semiconductor Equipment	17.3%
Hotels, Restaurants & Leisure	7.0%
Broadline Retail	6.6%
Interactive Media & Services	5.5%
Financial Services	5.4%
Entertainment	5.4%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Equipment & Supplies	3.9%
IT Services	3.5%
Other	21.1%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
5034717
VPLG10S-08/25
NYLI VP Winslow Large Cap Growth Portfolio

NYLI VP MFS® Investors Trust Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Initial Class	$30^	0.76%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	2.84%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$446,900,842%
Total number of portfolio holdings	66%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments
Top Industries
Software	12.7%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.9%
Financial Services	5.8%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Health Care Equipment & Supplies	4.7%
Insurance	4.2%
Capital Markets	4.1%
Banks	4.0%
Other	36.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140199
VPMFSV10INL-08/25
NYLI VP MFS® Investors Trust Portfolio

NYLI VP MFS® Investors Trust Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MFS® Investors Trust Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$39^	1.01%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	2.74%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$446,900,842%
Total number of portfolio holdings	66%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	9.1%
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	3.8%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., Class A	2.2%
Salesforce, Inc.	2.0%
Mastercard, Inc., Class A	2.0%
* Excluding short-term investments
Top Industries
Software	12.7%
Semiconductors & Semiconductor Equipment	10.2%
Interactive Media & Services	7.9%
Financial Services	5.8%
Broadline Retail	5.3%
Electrical Equipment	4.8%
Health Care Equipment & Supplies	4.7%
Insurance	4.2%
Capital Markets	4.1%
Banks	4.0%
Other	36.3%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140199
VPMFSV10S-08/25
NYLI VP MFS® Investors Trust Portfolio

NYLI VP MFS® Research Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$30^	0.77%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	1.74%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$323,272,464%
Total number of portfolio holdings	105%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Software	13.8%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	7.3%
Broadline Retail	4.8%
Capital Markets	4.6%
Technology Hardware, Storage & Peripherals	4.2%
Financial Services	3.6%
Banks	3.6%
Health Care Equipment & Supplies	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	41.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140226
VPMFSR10INL-08/25
NYLI VP MFS® Research Portfolio

NYLI VP MFS® Research Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP MFS® Research Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the period since inception?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2]
Service Class	$40^	1.02%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	1.64%
Russell 3000®Index[2]		2.76%
S&P 500®Index[3]		3.56%
Morningstar Large Blend Category Average[4]		2.54%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Portfolio invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$323,272,464%
Total number of portfolio holdings	105%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Microsoft Corp.	8.6%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.2%
Mastercard, Inc., Class A	3.0%
JPMorgan Chase & Co.	2.6%
Alphabet, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Salesforce, Inc.	1.4%
* Excluding short-term investments
Top Industries
Software	13.8%
Semiconductors & Semiconductor Equipment	10.1%
Interactive Media & Services	7.3%
Broadline Retail	4.8%
Capital Markets	4.6%
Technology Hardware, Storage & Peripherals	4.2%
Financial Services	3.6%
Banks	3.6%
Health Care Equipment & Supplies	3.1%
Hotels, Restaurants & Leisure	3.1%
Other	41.8%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140226
VPMFSR10S-08/25
NYLI VP MFS® Research Portfolio

NYLI VP Newton Technology Growth Portfolio
Initial Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Initial Class	$31^	0.78%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Initial Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Initial Class Shares	2/10/2025	6.09%
Russell 3000®Index[2]		2.76%
NYSE® Technology Index[3]		10.52%
Morningstar Technology Category Average[4]		5.38%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,266,198,329%
Total number of portfolio holdings	38%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	31.0%
Software	29.8%
Interactive Media & Services	9.8%
Broadline Retail	8.8%
Entertainment	7.4%
IT Services	5.6%
Aerospace & Defense	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Real Estate Management & Development	1.9%
Short–Term Investment	0.9%
Other	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140239
VPNTG10INL-08/25
NYLI VP Newton Technology Growth Portfolio

NYLI VP Newton Technology Growth Portfolio
Service Class
SEMIANNUAL SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about NYLI VP Newton Technology Growth Portfolio (the "Portfolio") for the period February 10, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Portfolio at dfinview.com/NYLIM?site=VP. You can also request this information by contacting us at 800-624-6782.
What were the Portfolio costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[2,3]
Service Class	$41^	1.03%
1.
Does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher.

2.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
3.	Annualized.
^	Service Class shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Portfolio Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Portfolio (or for the life of the Portfolio, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period Ended June 30, 2025	Inception Date	Since Inception[1]
Service Class Shares	2/10/2025	5.98%
Russell 3000®Index[2]		2.76%
NYSE® Technology Index[3]		10.52%
Morningstar Technology Category Average[4]		5.38%
1.	Not annualized.
2.
The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.	The NYSE® Technology Index is an equal-dollar weighted Index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies.
4.
The Morningstar Technology Category Average is representative of funds that buy high-tech businesses in the U.S. or outside of the U.S. Most concentrate on computer, semiconductor, software, networking, and Internet stocks. A few also buy medical-device and biotechnology stocks, and some concentrate on a single technology industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the graph and table. If they were, returns would be less than those shown.
Key Portfolio Statistics
Portfolio's net assets	$1,266,198,329%
Total number of portfolio holdings	38%
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio; percentages indicated are based on the Portfolio's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	7.6%
NVIDIA Corp.	7.1%
Netflix, Inc.	5.7%
Microsoft Corp.	5.3%
Intuit, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Micron Technology, Inc.	4.8%
Oracle Corp.	4.7%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	31.0%
Software	29.8%
Interactive Media & Services	9.8%
Broadline Retail	8.8%
Entertainment	7.4%
IT Services	5.6%
Aerospace & Defense	2.7%
Technology Hardware, Storage & Peripherals	2.3%
Real Estate Management & Development	1.9%
Short–Term Investment	0.9%
Other	(0.2)%
Availability of Additional Information
At dfinview.com/NYLIM?site=VP, you can find additional information about the Portfolio, when available, including the Portfolio’s:
  Prospectus
  Financial information
  Portfolio holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

The New York Life Variable Annuities and NYLIAC Variable Universal Life Insurance Products are issued by New York Life Insurance and Annuity Corporation (a Delaware Corporation) and distributed by NYLIFE Distributors LLC (Member FINRA/SIPC).
New York Life Insurance Company
New York Life Insurance and Annuity Corporation (NYLIAC)
51 Madison Avenue, Room 551
New York, NY 10010

New York Life Investment Management LLC is the investment manager to the NYLI VP Funds Trust.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
8140239
VPNTG10S-08/25
NYLI VP Newton Technology Growth Portfolio

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI VP Bond Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 6.7%
Home Equity Asset-Backed Securities 0.0% ‡
J.P. Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.214%, due 10/25/30 (a)	$ 374,081	$ 183,763
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
6.151%, due 10/25/46 (a)	726,105	202,220
		385,983
Other Asset-Backed Securities 6.7%
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A2R
6.259% (3 Month SOFR + 1.95%), due 4/25/38 (b)(c)	2,500,000	2,513,230
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.698% (3 Month SOFR + 1.35%), due 1/25/38 (b)(c)	2,500,000	2,504,528
Capital Automotive REIT
Series 2024-2A, Class A2
5.25%, due 5/15/54 (b)	1,726,302	1,713,695
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A2
2.48%, due 12/15/50 (b)	1,935,000	1,690,317
CARS-DB7 LP
Series 2023-1A, Class A2
6.50%, due 9/15/53 (b)	1,715,000	1,733,338
Cedar Funding XIX CLO Ltd.
Series 2024-19A, Class B
5.941% (3 Month SOFR + 1.70%), due 1/23/38 (b)(c)	2,000,000	2,006,070
Cloud Capital Holdco LP
Series 2024-1A, Class A2
5.781%, due 11/22/49 (b)	2,000,000	2,026,158
College Ave Student Loans LLC (b)
Series 2024-B, Class A1A
5.69%, due 8/25/54	2,267,134	2,327,262
Series 2023-A, Class C
6.06%, due 5/25/55	1,872,666	1,891,560
CyrusOne Data Centers Issuer I LLC (b)
Series 2023-1A, Class A2
4.30%, due 4/20/48	2,750,000	2,683,222
Series 2025-1A, Class A2
5.91%, due 2/20/50	2,250,000	2,293,371
Mosaic Solar Loan Trust
Series 2025-1A, Class B
7.12%, due 8/22/50 (b)	1,350,302	1,334,082
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust
Series 2021-DA, Class D
4.00%, due 4/15/60 (b)	$ 2,254,935	$ 2,155,839
Owl Rock CLO XIV LLC
Series 2023-14A, Class A
6.669% (3 Month SOFR + 2.40%), due 10/20/35 (b)(c)	2,500,000	2,508,285
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (b)	2,000,000	2,044,401
Sunnova Helios XIII Issuer LLC
Series 2024-A, Class A
5.30%, due 2/20/51 (b)	1,394,518	1,289,953
Sunnova Helios XIV Issuer LLC
Series 2024-B, Class A
6.15%, due 5/22/51 (b)	2,995,531	2,912,519
Voya CLO Ltd.
Series 2022-4A, Class BR
6.219% (3 Month SOFR + 1.95%), due 4/20/37 (b)(c)	2,000,000	2,005,472
		37,633,302
Total Asset-Backed Securities (Cost $38,035,772)		38,019,285
Corporate Bonds 38.7%
Aerospace & Defense 0.6%
BAE Systems plc (b)
5.125%, due 3/26/29	1,380,000	1,414,481
5.50%, due 3/26/54	430,000	424,358
RTX Corp.
6.40%, due 3/15/54	1,225,000	1,342,763
		3,181,602
Auto Manufacturers 1.9%
Daimler Truck Finance North America LLC (b)
5.25%, due 1/13/30	150,000	153,508
5.625%, due 1/13/35	780,000	793,822
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	1,870,000	1,857,164
5.875%, due 11/7/29	495,000	496,453
General Motors Financial Co., Inc.
6.05%, due 10/10/25	3,295,000	3,305,706
Hyundai Capital America
4.875%, due 6/23/27 (b)	3,990,000	4,013,017
		10,619,670

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks 12.7%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (b)(c)	$ 1,655,000	$ 1,691,041
Bank of America Corp. (d)
1.734%, due 7/22/27	3,345,000	3,251,269
2.087%, due 6/14/29	1,590,000	1,490,356
5.511%, due 1/24/36	1,180,000	1,213,293
5.518%, due 10/25/35	2,005,000	2,005,018
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (d)	725,000	798,350
Barclays plc
5.335%, due 9/10/35 (d)	1,630,000	1,617,765
BNP Paribas SA
5.786%, due 1/13/33 (b)(d)	1,925,000	2,002,585
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (c)	810,000	822,585
5.61%, due 9/29/26 (d)	3,705,000	3,713,321
6.174%, due 5/25/34 (d)	1,640,000	1,716,799
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (d)	1,080,000	1,164,106
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (b)(c)	1,495,000	1,503,619
Credit Agricole SA
5.862%, due 1/9/36 (b)(d)	725,000	751,547
Goldman Sachs Group, Inc. (The) (d)
5.218%, due 4/23/31	1,095,000	1,122,563
5.536%, due 1/28/36	750,000	769,116
5.734%, due 1/28/56	375,000	374,933
6.484%, due 10/24/29	1,835,000	1,946,506
HSBC Holdings plc (d)
6.547%, due 6/20/34	880,000	934,860
7.39%, due 11/3/28	2,415,000	2,564,705
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (d)	2,260,000	2,315,589
JPMorgan Chase & Co. (d)
5.103%, due 4/22/31	3,205,000	3,284,497
5.571%, due 4/22/28	1,115,000	1,137,880
5.572%, due 4/22/36	2,410,000	2,497,587
KeyBank NA
4.90%, due 8/8/32	250,000	241,242
KeyCorp
5.121%, due 4/4/31 (d)	2,295,000	2,322,393
	Principal Amount	Value

Banks (continued)
Morgan Stanley (d)
4.679%, due 7/17/26	$ 2,590,000	$ 2,589,599
5.173%, due 1/16/30	645,000	658,512
5.32%, due 7/19/35	735,000	743,973
5.466%, due 1/18/35	850,000	869,593
5.831%, due 4/19/35	715,000	749,076
Morgan Stanley Bank NA
4.754%, due 4/21/26	1,730,000	1,734,871
4.952%, due 1/14/28 (d)	895,000	902,209
National Securities Clearing Corp.
5.00%, due 5/30/28 (b)	1,490,000	1,521,595
PNC Financial Services Group, Inc. (The) (d)
4.899%, due 5/13/31	2,220,000	2,248,197
6.875%, due 10/20/34	620,000	693,099
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (c)	1,310,000	1,313,760
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (c)	1,005,000	993,083
Truist Financial Corp.
5.122%, due 1/26/34 (d)	825,000	825,516
U.S. Bancorp
6.787%, due 10/26/27 (d)	1,580,000	1,626,486
UBS Group AG (b)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (c)	800,000	821,600
5.58%, due 5/9/36 (d)	605,000	618,683
6.442%, due 8/11/28 (d)	1,445,000	1,501,458
Wells Fargo & Co. (d)
4.54%, due 8/15/26	2,260,000	2,259,520
4.97%, due 4/23/29	825,000	836,544
5.15%, due 4/23/31	2,385,000	2,442,629
5.605%, due 4/23/36	1,595,000	1,646,390
Westpac Banking Corp.
5.618% (1 Year Treasury Constant Maturity Rate + 1.20%), due 11/20/35 (c)	700,000	704,633
		71,554,551
Beverages 1.3%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36	730,000	712,297

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
5.55%, due 1/23/49	$ 1,770,000	$ 1,756,575
Constellation Brands, Inc.
4.90%, due 5/1/33	1,595,000	1,580,391
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	2,190,000	2,201,118
PepsiCo, Inc.
2.625%, due 10/21/41	1,230,000	869,373
		7,119,754
Biotechnology 0.4%
Amgen, Inc.
4.875%, due 3/1/53	605,000	528,333
5.25%, due 3/2/30	805,000	829,457
5.25%, due 3/2/33	875,000	896,020
		2,253,810
Diversified Financial Services 1.5%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	1,360,000	1,360,301
Ally Financial, Inc.
6.992%, due 6/13/29 (d)	1,750,000	1,842,211
Ares Management Corp.
6.375%, due 11/10/28	1,750,000	1,854,490
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (b)	3,000,000	3,101,757
Capital One Financial Corp.
6.183%, due 1/30/36 (d)	415,000	422,490
		8,581,249
Electric 5.6%
AEP Transmission Co. LLC
Series O
4.50%, due 6/15/52	235,000	197,118
Arizona Public Service Co.
5.55%, due 8/1/33	825,000	844,311
Baltimore Gas and Electric Co.
5.40%, due 6/1/53	505,000	481,591
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	500,000	369,454
Duke Energy Corp.
2.45%, due 6/1/30	960,000	871,141
5.00%, due 8/15/52	365,000	319,997
Duke Energy Indiana LLC
6.45%, due 4/1/39	600,000	657,165
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	205,000	211,127
5.30%, due 6/15/35	4,250,000	4,315,321
	Principal Amount	Value

Electric (continued)
Duke Energy Ohio, Inc. (continued)
5.65%, due 4/1/53	$ 110,000	$ 108,344
Entergy Arkansas LLC
5.15%, due 1/15/33	1,695,000	1,736,895
Entergy Louisiana LLC
5.15%, due 9/15/34	1,500,000	1,508,537
Florida Power & Light Co.
5.05%, due 4/1/28	2,550,000	2,611,649
Georgia Power Co.
4.30%, due 3/15/42	141,000	121,693
4.95%, due 5/17/33	1,735,000	1,748,439
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	1,345,000	1,375,751
NextEra Energy Capital Holdings, Inc.
6.50% (5 Year Treasury Constant Maturity Rate + 1.979%), due 8/15/55 (c)	600,000	613,320
NSTAR Electric Co.
4.55%, due 6/1/52	1,060,000	881,495
Oklahoma Gas and Electric Co.
5.60%, due 4/1/53	470,000	457,760
Pacific Gas and Electric Co.
5.45%, due 6/15/27	1,460,000	1,476,899
6.10%, due 1/15/29	675,000	699,337
6.15%, due 1/15/33	460,000	473,779
6.15%, due 3/1/55	550,000	513,160
6.40%, due 6/15/33	310,000	324,047
6.75%, due 1/15/53	400,000	402,458
6.95%, due 3/15/34	600,000	645,895
PECO Energy Co.
4.90%, due 6/15/33	1,255,000	1,274,184
Public Service Co. of Oklahoma
5.45%, due 1/15/36	1,380,000	1,389,864
Southern California Edison Co.
5.30%, due 3/1/28	760,000	769,666
5.95%, due 11/1/32	420,000	431,003
Southern Co. (The)
5.15%, due 10/6/25	770,000	770,835
5.70%, due 10/15/32	370,000	388,647
Virginia Electric and Power Co.
5.05%, due 8/15/34	1,510,000	1,513,206
Xcel Energy, Inc.
5.50%, due 3/15/34	1,180,000	1,198,620
		31,702,708
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electronics 0.2%
Amphenol Corp.
5.00%, due 1/15/35	$ 750,000	$ 758,050
5.375%, due 11/15/54	415,000	406,020
		1,164,070
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	535,000	497,004
4.279%, due 3/15/32	993,000	835,361
5.141%, due 3/15/52	79,000	48,783
		1,381,148
Environmental Control 0.3%
Waste Connections, Inc.
2.60%, due 2/1/30	1,785,000	1,660,875
Forest Products & Paper 0.4%
Georgia-Pacific LLC
4.95%, due 6/30/32 (b)	2,290,000	2,317,487
Gas 0.2%
NiSource, Inc.
5.65%, due 2/1/45	590,000	575,381
Southwest Gas Corp.
5.45%, due 3/23/28	445,000	454,970
		1,030,351
Healthcare-Products 0.1%
Solventum Corp.
5.90%, due 4/30/54	490,000	489,838
Healthcare-Services 0.4%
Cigna Group (The)
4.90%, due 12/15/48	540,000	471,441
HCA, Inc.
3.625%, due 3/15/32	965,000	890,102
4.625%, due 3/15/52	85,000	68,307
UnitedHealth Group, Inc.
6.05%, due 2/15/63	825,000	837,144
		2,266,994
Home Furnishings 0.4%
Leggett & Platt, Inc.
4.40%, due 3/15/29	2,455,000	2,386,297
	Principal Amount	Value

Insurance 2.8%
200 Park Funding Trust
5.74%, due 2/15/55 (b)	$ 650,000	$ 641,273
CNA Financial Corp.
5.125%, due 2/15/34	805,000	806,249
Corebridge Financial, Inc.
4.35%, due 4/5/42	190,000	159,478
Corebridge Global Funding
5.20%, due 1/12/29 (b)	2,230,000	2,283,929
Equitable America Global Funding
4.95%, due 6/9/30 (b)	2,400,000	2,426,149
GA Global Funding Trust
5.90%, due 1/13/35 (b)	1,565,000	1,587,326
Lincoln Financial Global Funding
5.30%, due 1/13/30 (b)	1,795,000	1,844,449
Metropolitan Life Global Funding I
5.15%, due 3/28/33 (b)	940,000	954,033
Pine Street Trust III
6.223%, due 5/15/54 (b)	840,000	829,253
Prudential Financial, Inc.
3.935%, due 12/7/49	225,000	172,215
RGA Global Funding
6.00%, due 11/21/28 (b)	3,670,000	3,849,509
		15,553,863
Internet 0.5%
Amazon.com, Inc.
3.10%, due 5/12/51	950,000	640,430
3.95%, due 4/13/52	650,000	512,934
Meta Platforms, Inc.
4.45%, due 8/15/52	890,000	750,365
5.55%, due 8/15/64	800,000	781,790
		2,685,519
Investment Companies 0.3%
Blackstone Private Credit Fund
7.05%, due 9/29/25	1,870,000	1,880,296
Media 0.6%
Charter Communications Operating LLC
2.80%, due 4/1/31	1,000,000	891,694
5.50%, due 4/1/63	1,220,000	1,031,600
Comcast Corp.
4.60%, due 10/15/38	740,000	685,311
Paramount Global
4.85%, due 7/1/42	780,000	614,965
		3,223,570

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas 1.5%
EOG Resources, Inc.
4.40%, due 7/15/28	$ 3,450,000	$ 3,469,920
5.00%, due 7/15/32	1,310,000	1,325,932
Occidental Petroleum Corp.
5.20%, due 8/1/29	1,500,000	1,504,824
6.45%, due 9/15/36	720,000	736,648
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	1,595,000	1,633,242
		8,670,566
Pharmaceuticals 0.3%
AbbVie, Inc.
4.05%, due 11/21/39	135,000	118,328
5.05%, due 3/15/34	1,560,000	1,588,334
		1,706,662
Pipelines 2.0%
Cheniere Energy Partners LP
4.00%, due 3/1/31	1,280,000	1,218,025
Energy Transfer LP
5.00%, due 5/15/50	1,045,000	873,275
Enterprise Products Operating LLC
4.80%, due 2/1/49	390,000	340,000
Kinder Morgan, Inc.
5.45%, due 8/1/52	390,000	359,220
MPLX LP
5.50%, due 6/1/34	1,480,000	1,486,016
ONEOK, Inc.
5.55%, due 11/1/26	980,000	993,482
5.70%, due 11/1/54	505,000	466,137
5.85%, due 1/15/26	1,615,000	1,623,239
Targa Resources Corp.
5.50%, due 2/15/35	475,000	476,664
Targa Resources Partners LP
5.50%, due 3/1/30	3,075,000	3,120,750
Williams Cos., Inc. (The)
4.85%, due 3/1/48	570,000	493,698
		11,450,506
Real Estate Investment Trusts 0.3%
Simon Property Group LP
1.75%, due 2/1/28	1,950,000	1,837,271
Retail 0.6%
Home Depot, Inc. (The)
3.30%, due 4/15/40	1,260,000	1,005,942
4.95%, due 9/15/52	1,070,000	973,302
	Principal Amount	Value

Retail (continued)
Lowe's Cos., Inc.
3.00%, due 10/15/50	$ 890,000	$ 556,034
5.15%, due 7/1/33	450,000	459,216
5.75%, due 7/1/53	230,000	224,856
		3,219,350
Semiconductors 1.1%
Broadcom, Inc.
2.60%, due 2/15/33 (b)	490,000	419,114
3.137%, due 11/15/35 (b)	925,000	780,181
3.469%, due 4/15/34 (b)	835,000	745,900
5.05%, due 4/15/30	1,915,000	1,961,708
Intel Corp.
5.15%, due 2/21/34	900,000	898,158
5.70%, due 2/10/53	910,000	846,881
5.90%, due 2/10/63	195,000	183,113
QUALCOMM, Inc.
4.50%, due 5/20/52	260,000	220,150
		6,055,205
Software 0.7%
Oracle Corp.
2.95%, due 4/1/30	1,345,000	1,256,025
3.95%, due 3/25/51	360,000	265,714
5.50%, due 8/3/35	1,480,000	1,512,790
5.55%, due 2/6/53	850,000	799,317
		3,833,846
Telecommunications 1.2%
AT&T, Inc.
2.25%, due 2/1/32	1,695,000	1,458,800
3.50%, due 9/15/53	585,000	395,962
3.55%, due 9/15/55	797,000	537,774
3.80%, due 12/1/57	555,000	388,334
Cisco Systems, Inc.
5.30%, due 2/26/54	870,000	843,700
T-Mobile USA, Inc.
5.75%, due 1/15/34	370,000	387,501
Verizon Communications, Inc.
4.50%, due 8/10/33	705,000	685,290
5.05%, due 5/9/33	1,285,000	1,302,999
5.25%, due 4/2/35	755,000	761,290
		6,761,650
Transportation 0.6%
Burlington Northern Santa Fe LLC
5.20%, due 4/15/54	375,000	354,927
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	1,815,000	1,841,822
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Transportation (continued)
United Parcel Service, Inc.
4.25%, due 3/15/49	$ 480,000	$ 391,325
5.50%, due 5/22/54	750,000	727,274
		3,315,348
Total Corporate Bonds (Cost $216,059,881)		217,904,056
Mortgage-Backed Securities 12.4%
Agency (Collateralized Mortgage Obligations) 6.0%
FHLMC
REMIC, Series 5520, Class SB
1.595% (SOFR 30A + 5.90%), due 3/25/55 (c)(e)	24,485,530	2,421,298
REMIC, Series 5427, Class Z
5.50%, due 7/25/54	2,112,816	2,106,744
REMIC, Series 5517, Class MT
6.589% (SOFR 30A + 2.283%), due 3/25/55 (c)	2,780,854	2,777,508
REMIC, Series 5517, Class MA
7.855% (SOFR 30A + 3.55%), due 3/25/55 (c)	2,374,870	2,360,345
REMIC, Series 5513, Class MQ
8.234% (SOFR 30A + 3.95%), due 6/25/54 (c)	2,835,042	2,889,195
FNMA
REMIC, Series 2024-46, Class BS
1.645% (SOFR 30A + 5.95%), due 7/25/54 (c)(e)	28,493,939	2,174,849
REMIC, Series 2025-7, Class HB
5.50%, due 6/25/54	2,289,544	2,274,318
REMIC, Series 2024-43, Class B
5.50%, due 7/25/54	2,250,000	2,279,459
REMIC, Series 2025-35, Class MT
8.084% (SOFR 30A + 5.00%), due 5/25/55 (c)	2,655,185	2,744,365
REMIC, Series 2025-12, Class ET
8.605% (SOFR 30A + 4.30%), due 3/25/55 (c)	2,110,673	2,122,288
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (e)	13,390,617	2,673,707
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	2,500,000	2,501,886
REMIC, Series 2023-111, Class ZL
6.00%, due 8/20/53	1,952,951	2,014,751
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2025-41, Class MB
6.702% (SOFR 30A + 2.40%), due 11/20/54 (c)	$ 2,344,653	$ 2,317,982
		33,658,695
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.9%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, due 2/10/36 (b)	2,000,000	1,908,071
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (b)	1,963,358	1,866,875
CENT Trust
Series 2023-CITY, Class A
6.932% (1 Month SOFR + 2.62%), due 9/15/38 (b)(c)	2,400,000	2,402,983
FNMA, ACES
Series 2019-M12, Class X3
0.718%, due 6/25/29 (e)(f)	77,000,000	1,681,149
GNMA (e)
REMIC, Series 2023-156, Class HI
0.69%, due 1/16/62 (g)	48,159,075	2,431,759
REMIC, Series 2024-32
0.70%, due 6/16/63 (f)	45,652,787	2,347,384
REMIC, Series 2021-106
0.856%, due 4/16/63 (f)	39,055,592	2,582,176
REMIC, Series 2025-21
0.951%, due 4/16/65 (f)	38,958,501	2,733,812
GS Mortgage Securities Corp. Trust
Series 2024-MARK, Class A
6.103% (1 Month SOFR + 1.791%), due 6/15/34 (b)(c)	2,000,000	2,000,586
ORL Trust
Series 2024-GLKS, Class B
6.204% (1 Month SOFR + 1.892%), due 12/15/39 (b)(c)	2,500,000	2,496,094
SHR Trust
Series 2024-LXRY, Class A
6.262% (1 Month SOFR + 1.95%), due 10/15/41 (b)(c)	2,750,000	2,748,281
VLS Commercial Mortgage Trust
Series 2020-LAB, Class A
2.13%, due 10/10/42 (b)	2,500,000	2,123,314
		27,322,484

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) 1.5%
A&D Mortgage Trust
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (a)(b)	$ 2,061,910	$ 2,095,354
HOMES Trust
Series 2025-AFC2, Class A1A
5.471%, due 6/25/60 (a)(b)	2,000,000	2,001,310
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(b)	2,224,045	2,243,693
PRPM Trust
Series 2025-NQM1, Class A3
6.26%, due 11/25/69 (a)(b)	2,273,379	2,296,700
		8,637,057
Total Mortgage-Backed Securities (Cost $68,532,364)		69,618,236
U.S. Government & Federal Agencies 40.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.4%
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	1,179	1,219
6.50%, due 8/1/37	12,109	12,700
UMBS Pool, 30 Year
2.00%, due 1/1/52	2,927,272	2,345,642
2.00%, due 2/1/52	4,058,473	3,254,588
2.50%, due 11/1/50	1,901,094	1,606,909
3.00%, due 5/1/51	4,035,662	3,579,965
3.50%, due 11/1/51	2,611,728	2,369,412
4.00%, due 10/1/52	2,481,689	2,323,649
5.00%, due 11/1/52	4,745,287	4,676,637
6.00%, due 9/1/54	4,284,375	4,360,135
		24,530,856
Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.0%
FNMA, Other
2.50%, due 9/1/63	5,009,312	4,083,481
2.50%, due 6/1/64	3,079,605	2,531,401
4.00%, due 4/1/64	3,398,794	3,174,108
4.50%, due 9/1/63	1,790,693	1,712,828
UMBS, 15 Year
2.00%, due 7/1/36	2,777,351	2,552,971
UMBS, 30 Year
1.50%, due 11/1/50	3,898,009	2,935,954
2.00%, due 12/1/50	3,653,304	2,935,013
2.00%, due 3/1/51	3,779,903	3,043,528
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
2.00%, due 11/1/51	$ 5,035,408	$ 4,026,917
2.50%, due 5/1/43	204,108	179,481
2.50%, due 9/1/50	4,315,280	3,662,234
3.00%, due 5/1/52	4,727,788	4,147,520
3.50%, due 2/1/52	1,862,933	1,690,096
4.50%, due 7/1/52	1,608,844	1,549,465
5.00%, due 1/1/53	3,746,652	3,689,743
5.00%, due 7/1/53	2,708,098	2,677,604
5.50%, due 11/1/52	3,251,653	3,273,368
6.00%, due 11/1/52	2,492,328	2,552,671
6.50%, due 10/1/36	8,664	9,157
6.50%, due 8/1/37	1,705	1,783
7.00%, due 9/1/37	8,118	8,558
7.00%, due 10/1/37	219	232
7.00%, due 11/1/37	2,886	3,049
7.50%, due 7/1/28	1,349	1,351
UMBS, Single Family, 30 Year TBA (h)
2.50%, due 7/25/55	8,400,000	6,963,355
5.50%, due 7/25/55	4,300,000	4,299,016
		61,704,884
Government National Mortgage Association (Mortgage Pass-Through Securities) 4.0%
GNMA I, Single Family, 30 Year
4.00%, due 3/15/44	18,029	17,182
4.00%, due 7/15/44	107,246	101,443
4.00%, due 7/15/45	49,195	46,578
4.50%, due 6/15/39	263,636	261,614
4.50%, due 6/15/40	105,604	103,517
GNMA II, 30 Year
2.00%, due 3/20/51	3,373,346	2,703,875
2.50%, due 1/20/52	71,722	60,965
2.50%, due 9/20/52	22,581	19,194
3.50%, due 5/20/52	2,808,989	2,570,070
4.50%, due 9/20/52	2,520,236	2,425,741
GNMA II, Single Family, 30 Year
2.50%, due 1/20/53	2,240,447	1,904,425
3.00%, due 10/20/51	2,782,583	2,464,059
4.00%, due 4/20/52	1,885,454	1,760,869
5.00%, due 7/20/52	1,339,396	1,321,976
5.00%, due 11/20/52	1,447,242	1,428,897
5.50%, due 7/15/55 TBA (h)	3,500,000	3,504,593
6.00%, due 7/15/55 TBA (h)	1,750,000	1,775,563
		22,470,561
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Bonds 2.7%
U.S. Treasury Bonds
2.00%, due 11/15/41	$ 1,795,000	$ 1,234,483
2.375%, due 2/15/42	2,140,000	1,556,850
3.25%, due 5/15/42	500,000	413,574
4.625%, due 5/15/44	1,250,000	1,225,830
4.75%, due 5/15/55	11,025,000	10,962,985
		15,393,722
United States Treasury Notes 18.5%
U.S. Treasury Notes
3.875%, due 3/31/27	43,825,000	43,893,477
3.875%, due 6/15/28	16,650,000	16,738,453
4.00%, due 3/31/30	11,025,000	11,127,498
4.125%, due 3/31/32	20,825,000	21,009,659
4.25%, due 5/15/35	11,650,000	11,668,203
		104,437,290
Total U.S. Government & Federal Agencies (Cost $229,145,381)		228,537,313
Total Long-Term Bonds (Cost $551,773,398)		554,078,890
Total Investments (Cost $551,773,398)	98.4%	554,078,890
Other Assets, Less Liabilities	1.6	8,812,573
Net Assets	100.0%	$ 562,891,463

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2025, the total net market value was $16,542,527, which represented 2.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.

Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	80	September 2025	$ 8,655,688	$ 8,720,000	$ 64,312
U.S. Treasury Long Bonds	306	September 2025	33,717,954	35,333,438	1,615,484
U.S. Treasury Ultra Bonds	139	September 2025	15,693,858	16,558,375	864,517
Total Long Contracts					2,544,313
Short Contracts
U.S. Treasury 2 Year Notes	(68)	September 2025	(14,100,387)	(14,145,594)	(45,207)
U.S. Treasury 10 Year Notes	(5)	September 2025	(551,241)	(560,625)	(9,384)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Bond Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury 10 Year Ultra Bonds	(283)	September 2025	$ (31,494,425)	$ (32,337,172)	$ (842,747)
Total Short Contracts					(897,338)
Net Unrealized Appreciation					$ 1,646,975

1.	As of June 30, 2025, cash in the amount of $1,481,809 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 38,019,285	$ —	$ 38,019,285
Corporate Bonds	—	217,904,056	—	217,904,056
Mortgage-Backed Securities	—	69,618,236	—	69,618,236
U.S. Government & Federal Agencies	—	228,537,313	—	228,537,313
Total Investments in Securities	—	554,078,890	—	554,078,890
Other Financial Instruments
Futures Contracts (b)	2,544,313	—	—	2,544,313
Total Investments in Securities and Other Financial Instruments	$ 2,544,313	$ 554,078,890	$ —	$ 556,623,203
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (897,338)	$ —	$ —	$ (897,338)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $551,773,398)	$554,078,890
Cash	16,793,833
Cash collateral on deposit at broker for futures contracts	1,481,809
Receivables:
Investment securities sold	14,788,727
Interest	4,698,738
Portfolio shares sold	533,734
Variation margin on futures contracts	361,065
Other assets	55,033
Total assets	592,791,829
Liabilities
Payables:
Investment securities purchased	29,335,618
Manager (See Note 3)	227,438
Portfolio shares redeemed	209,344
NYLIFE Distributors (See Note 3)	69,792
Professional fees	41,057
Custodian	10,961
Shareholder communication	963
Trustees	52
Accrued expenses	5,141
Total liabilities	29,900,366
Net assets	$562,891,463
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$45,615
Additional paid-in-capital	659,782,601
659,828,216
Total distributable earnings (loss)	(96,936,753)
Net assets	$562,891,463
Initial Class
Net assets applicable to outstanding shares	$219,928,578
Shares of beneficial interest outstanding	17,676,979
Net asset value per share outstanding	$12.44
Service Class
Net assets applicable to outstanding shares	$342,962,885
Shares of beneficial interest outstanding	27,937,635
Net asset value per share outstanding(a)	$12.27

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Bond Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$15,107,674
Expenses
Manager (See Note 3)	1,436,889
Distribution/Service—Service Class (See Note 3)	434,358
Professional fees	60,112
Custodian	25,981
Shareholder communication	21,097
Trustees	7,135
Miscellaneous	12,287
Total expenses	1,997,859
Net investment income (loss)	13,109,815
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(1,344,343)
Futures transactions	(3,725,491)
Net realized gain (loss)	(5,069,834)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,587,016
Futures contracts	2,742,840
Net change in unrealized appreciation (depreciation)	12,329,856
Net realized and unrealized gain (loss)	7,260,022
Net increase (decrease) in net assets resulting from operations	$20,369,837
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,109,815	$27,459,843
Net realized gain (loss)	(5,069,834)	(392,278)
Net change in unrealized appreciation (depreciation)	12,329,856	(18,663,416)
Net increase (decrease) in net assets resulting from operations	20,369,837	8,404,149
Distributions to shareholders:
Initial Class	—	(11,273,423)
Service Class	—	(16,553,649)
Total distributions to shareholders	—	(27,827,072)
Capital share transactions:
Net proceeds from sales of shares	28,586,805	93,182,109
Net asset value of shares issued to shareholders in reinvestment of distributions	—	27,827,072
Cost of shares redeemed	(84,548,450)	(141,869,691)
Increase (decrease) in net assets derived from capital share transactions	(55,961,645)	(20,860,510)
Net increase (decrease) in net assets	(35,591,808)	(40,283,433)
Net Assets
Beginning of period	598,483,271	638,766,704
End of period	$562,891,463	$598,483,271
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.00	$12.37	$12.08	$14.43	$15.37	$14.57
Net investment income (loss) (a)	0.28	0.58	0.52	0.33	0.21	0.28
Net realized and unrealized gain (loss)	0.16	(0.35)	0.12	(2.42)	(0.42)	0.87
Total from investment operations	0.44	0.23	0.64	(2.09)	(0.21)	1.15
Less distributions:
From net investment income	—	(0.60)	(0.35)	(0.26)	(0.27)	(0.31)
From net realized gain on investments	—	—	—	—	(0.46)	(0.04)
Total distributions	—	(0.60)	(0.35)	(0.26)	(0.73)	(0.35)
Net asset value at end of period	$12.44	$12.00	$12.37	$12.08	$14.43	$15.37
Total investment return (b)	3.61%	1.84%	5.58%	(14.47)%	(1.37)%	7.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.68%††	4.74%	4.30%	2.53%	1.39%	1.83%
Net expenses (c)	0.54%††	0.54%	0.52%	0.53%	0.52%	0.53%
Portfolio turnover rate (d)	136%	351%	469%	474%	326%	255%
Net assets at end of period (in 000's)	$219,929	$239,905	$266,632	$292,815	$366,020	$412,053

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 116%, 337%, 438%, 194%, 241% and 197% for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.86	$12.22	$11.93	$14.25	$15.19	$14.41
Net investment income (loss) (a)	0.26	0.55	0.49	0.29	0.17	0.24
Net realized and unrealized gain (loss)	0.15	(0.34)	0.12	(2.39)	(0.41)	0.86
Total from investment operations	0.41	0.21	0.61	(2.10)	(0.24)	1.10
Less distributions:
From net investment income	—	(0.57)	(0.32)	(0.22)	(0.24)	(0.28)
From net realized gain on investments	—	—	—	—	(0.46)	(0.04)
Total distributions	—	(0.57)	(0.32)	(0.22)	(0.70)	(0.32)
Net asset value at end of period	$12.27	$11.86	$12.22	$11.93	$14.25	$15.19
Total investment return (b)	3.49%	1.59%	5.31%	(14.68)%	(1.62)%	7.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.43%††	4.49%	4.05%	2.26%	1.14%	1.57%
Net expenses (c)	0.79%††	0.79%	0.77%	0.78%	0.77%	0.78%
Portfolio turnover rate (d)	136%	351%	469%	474%	326%	255%
Net assets at end of period (in 000's)	$342,963	$358,578	$372,134	$387,271	$520,402	$530,338

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 116%, 337%, 438%, 194%, 241% and 197% for the six months ended June 30, 2025 and for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

17

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

18	NYLI VP Bond Portfolio

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation
19

Notes to Financial Statements (Unaudited) (continued)
margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(I) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.

20	NYLI VP Bond Portfolio

Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$2,544,313
Total Fair Value	$2,544,313

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(897,338)
Total Fair Value	$(897,338)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(3,725,491)
Total Net Realized Gain (Loss)	$(3,725,491)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$2,742,840
Total Net Change in Unrealized Appreciation (Depreciation)	$2,742,840

Average Notional Amount	Total
Futures Contracts Long	$57,460,210
Futures Contracts Short	$(52,172,801)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; 0.45% from $1 billion to $3 billion; and 0.44% in excess of $3 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,436,889 and paid the Subadvisor fees in the amount of $718,444.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
21

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$552,100,365	$7,566,575	$(5,588,050)	$1,978,525
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $137,111,889, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$54,500	$82,612
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$27,827,072
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective
Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of U.S. government securities were $383,129 and $379,976, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $402,535 and $447,291, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,414,651	$17,166,642
Shares redeemed	(3,727,834)	(45,310,533)
Net increase (decrease)	(2,313,183)	$(28,143,891)
Year ended December 31, 2024:
Shares sold	4,656,464	$58,316,928
Shares issued to shareholders in reinvestment of distributions	924,801	11,273,423
Shares redeemed	(7,150,423)	(87,522,064)
Net increase (decrease)	(1,569,158)	$(17,931,713)

22	NYLI VP Bond Portfolio

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	948,844	$11,420,163
Shares redeemed	(3,254,735)	(39,237,917)
Net increase (decrease)	(2,305,891)	$(27,817,754)
Year ended December 31, 2024:
Shares sold	2,874,683	$34,865,181
Shares issued to shareholders in reinvestment of distributions	1,373,770	16,553,649
Shares redeemed	(4,447,892)	(54,347,627)
Net increase (decrease)	(199,439)	$(2,928,797)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.9%
Corporate Bonds 5.7%
Commercial Services 2.8%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 903,121
Duke University
3.199%, due 10/1/38	2,000,000	1,628,309
President and Fellows of Harvard College
4.887%, due 3/15/30	1,000,000	1,027,287
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	2,000,000	719,400
(zero coupon), due 2/15/49	2,000,000	299,235
Trustees of Princeton University (The)
4.647%, due 7/1/30	725,000	741,993
5.70%, due 3/1/39	1,000,000	1,070,226
		6,389,571
Healthcare-Services 2.9%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	1,630,000	1,649,016
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	1,500,000	1,536,047
Southeast Alaska Regional Health Consortium
2.262%, due 7/1/31	1,055,000	910,757
Sutter Health
Series 2025
5.213%, due 8/15/32	1,500,000	1,541,093
Series 2025
5.537%, due 8/15/35	1,000,000	1,033,441
		6,670,354
Total Corporate Bonds (Cost $13,009,971)		13,059,925
Municipal Bonds 89.2%
Arizona 1.1%
City of Phoenix Civic Improvement Corp., Water System Revenue Bonds, Junior Lien
Series C
1.939%, due 7/1/30	2,775,000	2,508,715
	Principal Amount	Value

California 15.3%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	$ 1,000,000	$ 748,097
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	1,000,000	719,638
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	3,000,000	2,057,783
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	2,000,000	2,135,853
Antelope Valley Community College District Unlimited General Obligation
2.321%, due 8/1/34	2,000,000	1,662,821
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	2,000,000	2,067,469
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	930,000	952,858
City of Los Angeles Unlimited General Obligation
Series A
2.15%, due 9/1/32	1,000,000	854,609
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	1,000,000	1,042,328
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/32	1,000,000	1,057,493
City of San Francisco, Public Utilities Commission Water Revenue Bonds
Series A
2.803%, due 11/1/31	2,065,000	1,882,185
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	500,000	588,481

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series B
5.00%, due 7/1/31	$ 1,000,000	$ 1,087,342
Series D
6.574%, due 7/1/45	1,250,000	1,314,709
Palomar Community College District Unlimited General Obligation
2.173%, due 8/1/33	2,145,000	1,808,317
2.323%, due 8/1/34	1,000,000	830,236
San Diego Community College District Unlimited General Obligation
Series A-2
5.75%, due 8/1/30	1,000,000	1,075,968
San Diego County Water Authority, Sustainable Bond Revenue Bonds
Series A
1.531%, due 5/1/30	2,000,000	1,779,800
State of California Unlimited General Obligation
4.875%, due 9/1/30	2,500,000	2,588,260
5.15%, due 9/1/34	500,000	513,804
7.55%, due 4/1/39	3,440,000	4,126,863
University of California Revenue Bonds
Series BG
1.614%, due 5/15/30	4,250,000	3,798,625
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	1,000,000	724,419
		35,417,958
Colorado 2.0%
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	1,975,000	2,071,614
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,059,287
	Principal Amount	Value

Colorado (continued)
Metro Water Recovery Revenue Bonds
Series B
2.813%, due 4/1/32	$ 1,500,000	$ 1,378,381
		4,509,282
Connecticut 2.2%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	1,500,000	1,528,884
State of Connecticut Unlimited General Obligation
Series A
4.648%, due 5/15/33	1,500,000	1,510,939
Series A
4.846%, due 5/1/33	2,000,000	2,041,018
		5,080,841
District of Columbia 1.6%
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,000,000	1,035,992
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	1,500,000	1,725,123
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	1,000,000	1,016,220
		3,777,335
Florida 0.6%
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.981%, due 10/1/31	1,395,000	1,440,476
Georgia 0.5%
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	1,000,000	1,034,093

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii 2.7%
State of Hawaii Unlimited General Obligation
Series FZ
1.695%, due 8/1/32	$ 4,500,000	$ 3,778,406
Series FZ
2.245%, due 8/1/38	1,000,000	742,633
Series GE
2.80%, due 10/1/38	1,000,000	792,610
Series GN
4.936%, due 10/1/37	1,000,000	1,003,867
		6,317,516
Idaho 1.8%
City of Boise City, Airport Revenue Bonds
Insured: BAM
5.376%, due 9/1/32	1,000,000	1,052,343
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	2,000,000	2,080,079
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	1,000,000	1,054,649
		4,187,071
Illinois 8.5%
Chicago O'Hare International Airport Revenue Bonds, Senior Lien
Series D
2.346%, due 1/1/30	3,785,000	3,497,418
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	1,000,000	1,017,319
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	1,000,000	1,011,910
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	1,000,000	1,009,312
	Principal Amount	Value

Illinois (continued)
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B
3.057%, due 1/1/34	$ 4,000,000	$ 3,512,226
Series B
4.847%, due 1/1/31	1,000,000	1,019,898
State of Illinois Revenue Bonds
4.62%, due 6/15/38	1,733,333	1,682,370
State of Illinois Unlimited General Obligation
Series A
5.277%, due 5/1/31	4,000,000	4,157,196
Series 3
6.725%, due 4/1/35	2,692,308	2,848,996
		19,756,645
Indiana 0.9%
Evansville Waterworks District Revenue Bonds
Insured: BAM
2.458%, due 1/1/32	2,400,000	2,138,300
Iowa 0.4%
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	1,000,000	991,594
Kentucky 0.9%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
6.195%, due 6/1/40	2,000,000	2,048,449
Louisiana 0.4%
Louisiana Energy & Power Authority Revenue Bonds
Series A, Insured: AG
2.332%, due 6/1/32	1,060,000	913,910
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Maryland 0.4%
Maryland Department of Housing & Community Development Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/55	$ 1,000,000	$ 1,014,027
Massachusetts 8.0%
Commonwealth of Massachusetts Limited General Obligation
Series E
1.67%, due 11/1/31	1,920,000	1,642,560
Series D
2.663%, due 9/1/39	2,918,915	2,414,529
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	3,000,000	2,979,359
Massachusetts Clean Water Trust (The) Revenue Bonds
Series 15-B
5.192%, due 8/1/40	750,000	755,944
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	2,250,000	2,268,060
Series A
6.166%, due 7/1/50	5,500,000	5,601,935
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	3,225,000	2,923,918
		18,586,305
Minnesota 0.9%
Minnesota Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	1,000,000	1,053,203
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,000,000	1,053,894
		2,107,097
	Principal Amount	Value

Mississippi 0.9%
State of Mississippi Unlimited General Obligation
Series A
1.732%, due 11/1/32	$ 2,500,000	$ 2,106,863
New Hampshire 1.1%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	1,500,000	1,549,276
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	1,000,000	993,138
		2,542,414
New Jersey 2.4%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	2,500,000	2,413,642
Rutgers The State University of New Jersey Revenue Bonds
Series S
2.093%, due 5/1/33	2,510,000	2,093,886
Series R
2.449%, due 5/1/26	1,000,000	985,596
		5,493,124
New York 13.4%
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	4,000,000	3,471,629
City of New York Unlimited General Obligation
Series H
5.75%, due 2/1/38	500,000	519,460
Metropolitan Transportation Authority Revenue Bonds
Series C
7.336%, due 11/15/39	1,000,000	1,181,003

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	$ 2,500,000	$ 2,568,087
Class B
6.033%, due 12/15/31	1,000,000	1,027,112
New York City Housing Development Corp. Revenue Bonds
Series B, Insured: FHLMC
6.298%, due 2/1/55	1,000,000	1,010,854
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	5,500,000	4,769,454
Series F-2
3.05%, due 5/1/27	1,020,000	1,001,939
Series G-2
4.91%, due 5/1/32	1,000,000	1,024,735
Series G-3
5.01%, due 5/1/34	1,500,000	1,529,560
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	2,115,000	2,264,939
New York State Dormitory Authority, State of New York Personal Income Tax Revenue Bonds
Series C
2.202%, due 3/15/34	2,620,000	2,173,849
New York State Dormitory Authority Revenue Bonds
Series A
2.985%, due 7/1/40	1,000,000	787,389
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	4,000,000	4,083,171
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	1,000,000	1,050,147
	Principal Amount	Value

New York (continued)
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	$ 1,000,000	$ 1,020,396
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,465,000	1,541,564
		31,025,288
Ohio 2.8%
City of Cleveland, Airport System Revenue Bonds
Series A
2.592%, due 1/1/26	1,000,000	990,685
City of Columbus Unlimited General Obligation
Series C
4.778%, due 8/15/32	1,000,000	1,031,831
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	1,000,000	1,014,361
JobsOhio Beverage System Revenue Bonds
Series B
3.985%, due 1/1/29	2,240,000	2,246,229
Series B
4.532%, due 1/1/35	300,000	299,787
Northeast Ohio Regional Sewer District Revenue Bonds
1.777%, due 11/15/31	1,080,000	936,853
		6,519,746
Oklahoma 1.2%
Oklahoma Municipal Power Authority Revenue Bonds
Series B, Insured: AG
2.501%, due 1/1/35	3,460,000	2,881,509
Oregon 5.1%
Oregon State Lottery Revenue Bonds
Series B
5.031%, due 4/1/35	3,100,000	3,173,725
Series B, Insured: Moral Obligation
5.093%, due 4/1/34	2,000,000	2,069,742
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	$ 1,000,000	$ 858,792
Port of Morrow, Bonneville Power Administration Revenue Bonds
3.521%, due 9/1/27	1,380,000	1,369,420
4.839%, due 9/1/31	1,250,000	1,290,495
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.174%, due 5/1/35	1,000,000	1,046,321
Series B
5.304%, due 5/1/36	1,000,000	1,046,010
Series B
5.424%, due 5/1/37	1,000,000	1,046,185
		11,900,690
Pennsylvania 1.9%
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	1,000,000	1,022,840
Commonwealth Financing Authority Revenue Bonds
Series C
3.058%, due 6/1/34	1,535,000	1,351,671
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	1,000,000	1,004,462
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	1,000,000	1,027,255
		4,406,228
	Principal Amount	Value

Rhode Island 0.9%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	$ 1,000,000	$ 1,051,753
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	1,000,000	998,198
		2,049,951
South Carolina 1.0%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,000,000	1,008,302
Series C, Insured: AG
5.247%, due 12/1/35	1,245,000	1,262,394
		2,270,696
Texas 7.0%
City of Houston, Combined Utility System Revenue Bonds, First Lien
Series E
3.973%, due 11/15/31	2,000,000	1,980,665
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	1,000,000	1,001,279
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.843%, due 11/1/46	1,000,000	710,400
Denton Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.677%, due 8/15/32	1,760,000	1,477,918
Keller Independent School District Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/31	240,000	249,137
Insured: PSF-GTD
5.00%, due 2/15/31	1,560,000	1,625,371
Northwest Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
1.776%, due 2/15/31	2,910,000	2,568,629

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	$ 1,000,000	$ 800,355
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,000,000	838,750
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Revenue Bonds
Series A-1
5.102%, due 4/1/35	4,960,610	5,076,519
		16,329,023
U.S. Virgin Islands 0.5%
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	1,000,000	1,057,380
Utah 1.2%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	1,000,000	920,541
Utah Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,000,000	1,070,638
Utah Transit Authority Revenue Bonds
1.783%, due 12/15/30	1,000,000	884,562
		2,875,741
	Principal Amount	Value

Washington 1.1%
County of King Limited General Obligation
Series C
2.26%, due 12/1/33	$ 3,000,000	$ 2,559,583
West Virginia 0.5%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A-1
8.25%, due 3/1/35	1,000,000	1,070,384
Total Municipal Bonds (Cost $201,733,446)		206,918,234
Total Long-Term Bonds (Cost $214,743,417)		219,978,159
Short-Term Investment 4.2%
Unaffiliated Investment Company 4.2%
Dreyfus Government Cash Management - Institutional Shares, 4.234% (c)	9,865,319	9,865,319
Total Short-Term Investment (Cost $9,865,319)		9,865,319
Total Investments (Cost $224,608,736)	99.1%	229,843,478
Other Assets, Less Liabilities	0.9	2,049,742
Net Assets	100.0%	$ 231,893,220

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
(c)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(61)	September 2025	$ (6,834,266)	$ (6,970,203)	$ (135,937)

1.	As of June 30, 2025, cash in the amount of $155,550 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 13,059,925	$ —	$ 13,059,925
Municipal Bonds	—	206,918,234	—	206,918,234
Total Long-Term Bonds	—	219,978,159	—	219,978,159
Short-Term Investment
Unaffiliated Investment Company	9,865,319	—	—	9,865,319
Total Investments in Securities	$ 9,865,319	$ 219,978,159	$ —	$ 229,843,478
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (135,937)	$ —	$ —	$ (135,937)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $224,608,736)	$229,843,478
Cash collateral on deposit at broker for futures contracts	155,550
Receivables:
Interest	2,200,440
Portfolio shares sold	259,343
Other assets	2,566
Total assets	232,461,377
Liabilities
Payables:
Portfolio shares redeemed	370,711
Manager (See Note 3)	94,383
NYLIFE Distributors (See Note 3)	31,348
Professional fees	29,842
Variation margin on futures contracts	29,547
Custodian	10,219
Shareholder communication	416
Trustees	60
Accrued expenses	1,631
Total liabilities	568,157
Net assets	$231,893,220
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,240
Additional paid-in-capital	253,337,097
253,360,337
Total distributable earnings (loss)	(21,467,117)
Net assets	$231,893,220
Initial Class
Net assets applicable to outstanding shares	$78,310,810
Shares of beneficial interest outstanding	7,797,775
Net asset value per share outstanding	$10.04
Service Class
Net assets applicable to outstanding shares	$153,582,410
Shares of beneficial interest outstanding	15,442,135
Net asset value per share outstanding	$9.95

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$5,795,537
Dividends-affiliated	879
Total income	5,796,416
Expenses
Manager (See Note 3)	582,903
Distribution/Service—Service Class (See Note 3)	193,603
Professional fees	39,576
Custodian	17,575
Shareholder communication	8,506
Trustees	2,883
Miscellaneous	5,085
Total expenses	850,131
Net investment income (loss)	4,946,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	201,349
Futures transactions	98,179
Net realized gain (loss)	299,528
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,735,855
Futures contracts	(135,937)
Net change in unrealized appreciation (depreciation)	5,599,918
Net realized and unrealized gain (loss)	5,899,446
Net increase (decrease) in net assets resulting from operations	$10,845,731
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,946,285	$7,455,534
Net realized gain (loss)	299,528	(30,698,246)
Net change in unrealized appreciation (depreciation)	5,599,918	24,400,237
Net increase (decrease) in net assets resulting from operations	10,845,731	1,157,525
Distributions to shareholders:
Initial Class	—	(1,582,390)
Service Class	—	(2,765,667)
Total distributions to shareholders	—	(4,348,057)
Capital share transactions:
Net proceeds from sales of shares	8,581,425	73,234,277
Net asset value of shares issued to shareholders in reinvestment of distributions	—	4,348,057
Cost of shares redeemed	(28,747,338)	(34,975,770)
Increase (decrease) in net assets derived from capital share transactions	(20,165,913)	42,606,564
Net increase (decrease) in net assets	(9,320,182)	39,416,032
Net Assets
Beginning of period	241,213,402	201,797,370
End of period	$231,893,220	$241,213,402
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.58	$9.67	$9.45	$10.87	$11.21	$10.84
Net investment income (loss) (a)	0.21	0.37	0.22	0.20	0.13	0.17
Net realized and unrealized gain (loss)	0.25	(0.27)	0.23	(1.43)	(0.30)	0.36
Total from investment operations	0.46	0.10	0.45	(1.23)	(0.17)	0.53
Less distributions:
From net investment income	—	(0.19)	(0.23)	(0.19)	(0.17)	(0.16)
Net asset value at end of period	$10.04	$9.58	$9.67	$9.45	$10.87	$11.21
Total investment return (b)	4.80%	1.03%	5.00%	(11.29)%	(1.50)%	4.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.41%††	3.82%	2.30%	1.92%	1.15%	1.50%
Net expenses (c)	0.56%††	0.57%	0.56%	0.56%	0.55%	0.56%
Portfolio turnover rate	53%	41%	7%	17%(d)	69%(d)	77%(d)
Net assets at end of period (in 000's)	$78,311	$82,072	$32,615	$34,601	$83,838	$107,954

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.50	$9.59	$9.37	$10.77	$11.10	$10.74
Net investment income (loss) (a)	0.20	0.32	0.19	0.17	0.10	0.14
Net realized and unrealized gain (loss)	0.25	(0.24)	0.23	(1.41)	(0.29)	0.37
Total from investment operations	0.45	0.08	0.42	(1.24)	(0.19)	0.51
Less distributions:
From net investment income	—	(0.17)	(0.20)	(0.16)	(0.14)	(0.15)
Net asset value at end of period	$9.95	$9.50	$9.59	$9.37	$10.77	$11.10
Total investment return (b)	4.67%	0.78%	4.74%	(11.51)%	(1.74)%	4.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.16%††	3.38%	2.05%	1.72%	0.94%	1.29%
Net expenses (c)	0.81%††	0.82%	0.81%	0.81%	0.80%	0.80%
Portfolio turnover rate	53%	41%	7%	17%(d)	69%(d)	77%(d)
Net assets at end of period (in 000's)	$153,582	$159,141	$169,182	$180,093	$239,053	$281,054

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 13%, 37% and 53% for the years ended December 31, 2022, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay U.S. Infrastructure Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

15

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are

16	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
17

Notes to Financial Statements (Unaudited) (continued)
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(I) Government, Infrastructure Investment and Municipal Bond Risk.  Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio’s investments in infrastructure-related securities will expose the Portfolio to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies/issuers.
Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities.
Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value, and/or the distributions paid by the Portfolio.

18	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2025:
Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(135,937)
Total Fair Value	$(135,937)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$98,179
Total Net Realized Gain (Loss)	$98,179

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(135,937)
Total Net Change in Unrealized Appreciation (Depreciation)	$(135,937)

Average Notional Amount	Total
Futures Contracts Short (a)	$(6,948,996)

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.50% up to $500 million; 0.475% from $500 million to $1 billion; and 0.45% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.50% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $582,903 and paid the Subadvisor fees in the amount of $291,451.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs
19

Notes to Financial Statements (Unaudited) (continued)
incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$224,668,331	$5,414,034	$(238,887)	$5,175,147
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $39,213,807, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$935	$38,279
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$4,348,057
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $120,459 and $134,943, respectively.

20	NYLI VP MacKay U.S. Infrastructure Bond Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	185,978	$1,831,232
Shares redeemed	(954,338)	(9,295,401)
Net increase (decrease)	(768,360)	$(7,464,169)
Year ended December 31, 2024:
Shares sold	5,681,986	$55,977,866
Shares issued to shareholders in reinvestment of distributions	162,833	1,582,390
Shares redeemed	(650,994)	(6,310,830)
Net increase (decrease)	5,193,825	$51,249,426

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	693,637	$6,750,193
Shares redeemed	(2,002,690)	(19,451,937)
Net increase (decrease)	(1,309,053)	$(12,701,744)
Year ended December 31, 2024:
Shares sold	1,812,537	$17,256,411
Shares issued to shareholders in reinvestment of distributions	286,853	2,765,667
Shares redeemed	(2,990,148)	(28,664,940)
Net increase (decrease)	(890,758)	$(8,642,862)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI VP MacKay High Yield Corporate Bond Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.6%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 2,525,000	$ 2,417,684
Media 0.2%
Cable One, Inc.
(zero coupon), due 3/15/26	1,570,000	1,489,302
1.125%, due 3/15/28	5,000,000	3,825,015
		5,314,317
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	188,000	2,701,426
Total Convertible Bonds (Cost $8,602,324)		10,433,427
Corporate Bonds 87.2%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc.
7.75%, due 4/15/28 (a)	4,100,000	3,874,500
Lamar Media Corp.
3.625%, due 1/15/31	8,750,000	8,085,345
3.75%, due 2/15/28	5,320,000	5,156,790
4.00%, due 2/15/30	6,750,000	6,448,261
4.875%, due 1/15/29	2,570,000	2,540,492
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	1,000,000	956,674
4.625%, due 3/15/30	1,500,000	1,432,668
5.00%, due 8/15/27	6,070,000	6,039,672
		34,534,402
Aerospace & Defense 2.8%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	1,500,000	1,554,477
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	3,800,000	3,847,523
TransDigm, Inc.
4.625%, due 1/15/29	5,180,000	5,082,606
4.875%, due 5/1/29	4,155,000	4,082,624
6.00%, due 1/15/33 (a)	8,750,000	8,797,546
6.375%, due 3/1/29 (a)	18,105,000	18,574,671
6.375%, due 5/31/33 (a)	13,380,000	13,392,128
6.625%, due 3/1/32 (a)	6,730,000	6,968,198
6.75%, due 8/15/28 (a)	6,760,000	6,902,906
	Principal Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued)
6.875%, due 12/15/30 (a)	$ 3,800,000	$ 3,942,834
7.125%, due 12/1/31 (a)	2,900,000	3,038,382
		76,183,895
Agriculture 0.1%
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	1,500,000	1,519,806
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,045,000	1,042,602
5.75%, due 4/20/29	3,750,000	3,746,710
		4,789,312
Auto Manufacturers 0.6%
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	12,500,000	12,721,235
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	4,150,000	2,861,176
		15,582,411
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	1,000,000	1,030,559
8.25%, due 4/15/31	2,000,000	2,101,494
Clarios Global LP
6.75%, due 2/15/30 (a)	1,000,000	1,039,787
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	4,000,000	4,164,520
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	11,645,000	11,654,141
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	8,750,000	8,981,201
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	3,960,000	4,049,259
Phinia, Inc. (a)
6.625%, due 10/15/32	2,640,000	2,681,140
6.75%, due 4/15/29	3,060,000	3,158,471
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	8,825,000	6,353,892
Tenneco, Inc.
8.00%, due 11/17/28 (a)	6,095,000	6,027,330
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	1,650,000	1,654,990
7.125%, due 4/14/30	1,750,000	1,711,053
		54,607,837

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks 0.1%
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	$ 1,300,000	$ 1,334,103
Building Materials 1.7%
EMRLD Borrower LP (a)
6.625%, due 12/15/30	7,650,000	7,819,616
6.75%, due 7/15/31	2,825,000	2,923,861
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	8,011,000	7,971,295
JH North America Holdings, Inc.
6.125%, due 7/31/32 (a)	2,635,000	2,678,752
Knife River Corp.
7.75%, due 5/1/31 (a)	3,765,000	3,969,168
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,725,000	1,729,573
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	12,945,000	13,311,601
6.75%, due 3/1/33	4,500,000	4,643,217
Standard Building Solutions, Inc.
6.50%, due 8/15/32 (a)	2,000,000	2,049,268
		47,096,351
Chemicals 3.4%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	8,944,839	4,069,902
11.175% (10.43% Cash or 11.18% PIK), due 9/30/29	4,152,486	3,798,664
Avient Corp. (a)
6.25%, due 11/1/31	1,385,000	1,397,947
7.125%, due 8/1/30	3,405,000	3,511,964
Celanese US Holdings LLC (d)
6.629%, due 7/15/32	2,500,000	2,620,930
6.85%, due 11/15/28	1,000,000	1,050,776
7.05%, due 11/15/30	3,250,000	3,420,483
7.20%, due 11/15/33	1,500,000	1,592,340
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	1,000,000	1,036,470
GPD Cos., Inc.
12.50%, due 12/31/29 (a)	6,333,715	6,042,364
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	12,811,050	12,939,161
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	2,045,000	1,852,926
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	5,350,000	5,322,025
	Principal Amount	Value

Chemicals (continued)
NOVA Chemicals Corp. (a) (continued)
7.00%, due 12/1/31	$ 2,650,000	$ 2,776,412
8.50%, due 11/15/28	2,985,000	3,152,593
9.00%, due 2/15/30	5,075,000	5,480,783
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	1,955,000	1,990,728
9.75%, due 11/15/28	7,825,000	8,239,960
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	5,500,000	5,358,590
6.625%, due 5/1/29	1,400,000	1,368,785
SCIL IV LLC
5.375%, due 11/1/26 (a)	3,700,000	3,676,009
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,450,000	10,119,605
		90,819,417
Coal 0.3%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	4,500,000	4,782,951
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	2,375,000	1,770,920
Warrior Met Coal, Inc.
7.875%, due 12/1/28 (a)	1,337,000	1,359,281
		7,913,152
Commercial Services 4.0%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	3,000,000	2,797,572
Belron UK Finance plc
5.75%, due 10/15/29 (a)	3,530,000	3,559,452
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,835,000	8,468,564
4.875%, due 7/1/29	18,000,000	16,948,835
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	5,730,000	5,804,250
GEO Group, Inc. (The)
8.625%, due 4/15/29	1,645,000	1,741,611
10.25%, due 4/15/31	4,000,000	4,387,032
Graham Holdings Co.
5.75%, due 6/1/26 (a)	11,107,000	11,098,781
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	2,280,000	2,381,135
Korn Ferry
4.625%, due 12/15/27 (a)	4,000,000	3,972,317
Matthews International Corp.
8.625%, due 10/1/27 (a)	2,850,000	2,964,986

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	$ 3,875,000	$ 3,859,722
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	7,995,000	7,789,446
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,140,000	3,966,801
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	3,895,000	3,895,164
Service Corp. International
4.00%, due 5/15/31	6,200,000	5,801,210
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	3,450,000	3,593,506
United Rentals North America, Inc.
3.875%, due 2/15/31	2,000,000	1,880,716
4.875%, due 1/15/28	1,000,000	996,012
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	4,020,000	3,950,843
6.625%, due 6/15/29	4,025,000	4,131,755
6.625%, due 4/15/30	2,100,000	2,181,377
7.375%, due 10/1/31	1,500,000	1,578,898
		107,749,985
Computers 0.5%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	5,060,000	5,207,514
CACI International, Inc.
6.375%, due 6/15/33 (a)	3,400,000	3,508,623
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	1,550,000	1,644,388
McAfee Corp.
7.375%, due 2/15/30 (a)	4,425,000	4,178,898
		14,539,423
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	6,780,000	6,404,355
5.50%, due 6/1/28	4,000,000	3,979,780
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	5,000,000	5,047,955
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	10,940,000	10,081,055
5.125%, due 1/15/28	4,895,000	4,856,623
		30,369,768
Distribution & Wholesale 0.6%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	2,625,000	2,535,423
	Principal Amount	Value

Distribution & Wholesale (continued)
Gates Corp.
6.875%, due 7/1/29 (a)	$ 1,000,000	$ 1,038,367
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	1,000,000	1,025,770
7.75%, due 3/15/31	6,565,000	6,901,518
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	4,035,000	4,031,741
		15,532,819
Diversified Financial Services 3.3%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	6,787,000	7,027,640
Aretec Group, Inc. (a)
7.50%, due 4/1/29	4,580,000	4,637,103
10.00%, due 8/15/30	2,750,000	3,022,027
Enact Holdings, Inc.
6.25%, due 5/28/29	1,850,000	1,919,621
Jane Street Group (a)
6.125%, due 11/1/32	8,560,000	8,641,715
6.75%, due 5/1/33	2,750,000	2,827,567
7.125%, due 4/30/31	12,500,000	13,151,963
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	6,350,000	6,138,392
Osaic Holdings, Inc.
10.75%, due 8/1/27 (a)	1,450,000	1,453,384
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	2,645,000	2,543,329
5.75%, due 9/15/31	1,500,000	1,470,898
6.875%, due 2/15/33	1,000,000	1,025,000
7.125%, due 11/15/30	4,000,000	4,145,540
Planet Financial Group LLC (a)
10.50%, due 12/15/29	2,400,000	2,402,280
10.50%, due 12/15/29	275,000	275,261
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	1,390,000	1,461,609
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	4,025,000	4,101,596
6.375%, due 8/1/33	1,765,000	1,805,949
SGUS LLC
11.00%, due 12/15/29 (a)	5,637,605	5,637,605
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	6,360,000	6,423,972
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	9,000,000	9,434,214
		89,546,665
Electric 3.4%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	3,250,000	3,350,246
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	$ 4,050,000	$ 4,001,749
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	4,325,000	4,072,081
Keystone Power Pass-Through Holders LLC
13.00% (12.00% PIK), due 6/1/28 (a)(c)(g)	1,543,416	1,543,416
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	3,331,000	3,110,191
Lightning Power LLC
7.25%, due 8/15/32 (a)	9,925,000	10,445,573
NRG Energy, Inc. (a)
6.00%, due 2/1/33	2,040,000	2,060,331
6.25%, due 11/1/34	1,870,000	1,905,246
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	3,000,000	2,906,584
PG&E Corp.
5.00%, due 7/1/28	4,770,000	4,646,230
5.25%, due 7/1/30	3,840,000	3,658,147
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	13,800,000	14,788,993
TransAlta Corp.
7.75%, due 11/15/29	3,300,000	3,466,835
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	2,900,000	2,934,896
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	8,350,000	8,552,471
Vistra Operations Co. LLC (a)
5.00%, due 7/31/27	3,300,000	3,295,945
6.875%, due 4/15/32	2,860,000	2,990,078
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	4,000,000	3,907,969
4.50%, due 9/15/27	1,900,000	1,852,118
7.25%, due 1/15/29	1,500,000	1,537,698
8.375%, due 1/15/31	3,965,000	4,235,032
8.625%, due 3/15/33	3,465,000	3,713,707
		92,975,536
	Principal Amount	Value

Electrical Components & Equipment 0.6%
EnerSys
6.625%, due 1/15/32 (a)	$ 1,900,000	$ 1,942,799
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	4,060,000	4,177,058
6.375%, due 3/15/33	1,705,000	1,762,257
6.625%, due 3/15/32	4,395,000	4,567,152
7.25%, due 6/15/28	2,500,000	2,531,040
		14,980,306
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	2,575,000	2,578,466
Engineering & Construction 0.7%
Arcosa, Inc.
6.875%, due 8/15/32 (a)	4,225,000	4,384,790
Artera Services LLC
8.50%, due 2/15/31 (a)	4,610,000	3,838,844
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	3,600,000	3,459,402
TopBuild Corp.
4.125%, due 2/15/32 (a)	2,000,000	1,854,585
Weekley Homes LLC
4.875%, due 9/15/28 (a)	5,800,000	5,617,769
		19,155,390
Entertainment 4.2%
Affinity Interactive
6.875%, due 12/15/27 (a)	2,629,000	1,613,549
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	4,500,000	4,366,543
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	9,500,000	9,316,763
6.50%, due 2/15/32	3,000,000	3,078,347
7.00%, due 2/15/30	3,500,000	3,624,537
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	2,170,000	2,170,725
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	12,847,000	12,681,390
5.50%, due 4/1/27	9,376,000	9,357,930
5.75%, due 4/1/30	6,515,000	6,536,232
6.75%, due 5/1/31	3,340,000	3,432,925
International Game Technology plc
6.25%, due 1/15/27 (a)	5,500,000	5,565,059
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	6,470,000	6,227,375
6.75%, due 2/15/29	2,325,000	2,227,257

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	$ 3,200,000	$ 3,296,818
7.50%, due 9/1/31	4,900,000	5,127,419
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	2,000,000	1,978,257
6.50%, due 5/15/27	6,855,000	6,956,036
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	2,800,000	2,502,120
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (a)	2,000,000	1,926,533
Motion Bondco DAC
6.625%, due 11/15/27 (a)	4,500,000	4,248,939
Motion Finco SARL
8.375%, due 2/15/32 (a)	3,455,000	3,165,123
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	4,000,000	4,005,170
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	2,695,000	2,695,000
Voyager Parent LLC
9.25%, due 7/1/32 (a)	6,200,000	6,450,645
		112,550,692
Environmental Control 0.1%
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	2,780,000	2,885,968
Food 1.6%
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	6,366,365	6,817,556
Chobani LLC
7.625%, due 7/1/29 (a)	4,785,000	4,986,267
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,130,000	5,122,335
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	1,500,000	1,446,373
5.50%, due 10/15/27	1,500,000	1,496,864
6.125%, due 9/15/32	3,000,000	3,068,802
Post Holdings, Inc. (a)
5.50%, due 12/15/29	1,250,000	1,244,268
6.375%, due 3/1/33	1,750,000	1,765,955
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	11,000,000	10,385,906
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	6,590,000	6,504,080
		42,838,406
	Principal Amount	Value

Forest Products & Paper 0.8%
Mercer International, Inc.
5.125%, due 2/1/29	$ 15,935,000	$ 12,998,234
12.875%, due 10/1/28 (a)	7,365,000	7,470,055
		20,468,289
Gas 0.1%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	3,100,000	3,100,685
Healthcare-Products 1.7%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	8,485,000	8,856,219
Hologic, Inc. (a)
3.25%, due 2/15/29	8,500,000	8,100,089
4.625%, due 2/1/28	2,000,000	1,976,589
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	4,350,000	4,499,366
Teleflex, Inc.
4.25%, due 6/1/28 (a)	9,615,000	9,393,776
4.625%, due 11/15/27	3,500,000	3,465,067
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	9,237,000	9,320,004
		45,611,110
Healthcare-Services 3.3%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	1,750,000	1,697,610
5.50%, due 7/1/28	1,850,000	1,838,106
DaVita, Inc. (a)
3.75%, due 2/15/31	2,000,000	1,819,001
4.625%, due 6/1/30	4,650,000	4,455,266
Encompass Health Corp.
4.50%, due 2/1/28	5,500,000	5,450,487
4.625%, due 4/1/31	3,875,000	3,749,949
4.75%, due 2/1/30	7,650,000	7,552,901
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	3,600,000	3,258,632
HCA, Inc.
7.50%, due 11/6/33	9,000,000	10,264,348
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	3,050,000	2,965,463
IQVIA, Inc. (a)
5.00%, due 10/15/26	8,997,000	8,987,784
6.25%, due 6/1/32	9,200,000	9,441,207
6.50%, due 5/15/30	2,000,000	2,061,965
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	$ 4,900,000	$ 4,567,045
8.375%, due 2/15/32	4,750,000	5,061,334
10.00%, due 6/1/32	6,345,000	6,545,914
11.00%, due 10/15/30	5,390,000	5,946,227
Tenet Healthcare Corp.
6.75%, due 5/15/31	2,500,000	2,586,473
		88,249,712
Holding Companies-Diversified 0.9%
Benteler International AG
10.50%, due 5/15/28 (a)	9,735,000	10,245,776
Stena International SA (a)
7.25%, due 1/15/31	7,325,000	7,347,693
7.625%, due 2/15/31	6,675,000	6,832,797
		24,426,266
Home Builders 1.6%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	4,000,000	3,983,070
Century Communities, Inc.
3.875%, due 8/15/29 (a)	4,125,000	3,822,155
6.75%, due 6/1/27	6,775,000	6,784,756
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	6,945,000	6,922,997
LGI Homes, Inc.
7.00%, due 11/15/32 (a)	1,250,000	1,189,687
M/I Homes, Inc.
3.95%, due 2/15/30	1,695,000	1,585,485
4.95%, due 2/1/28	3,000,000	2,980,971
Shea Homes LP
4.75%, due 2/15/28	7,300,000	7,190,500
4.75%, due 4/1/29	1,628,000	1,586,814
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	3,250,000	3,395,363
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	4,000,000	3,990,000
		43,431,798
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,320,000	2,190,062
4.125%, due 4/30/31 (a)	4,823,000	4,477,364
		6,667,426
Housewares 1.1%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	775,000	631,542
	Principal Amount	Value

Housewares (continued)
Newell Brands, Inc.
6.375%, due 5/15/30	$ 7,575,000	$ 7,369,143
6.625%, due 5/15/32	2,500,000	2,384,894
8.50%, due 6/1/28 (a)	2,700,000	2,835,570
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	7,000,000	6,429,531
4.375%, due 2/1/32	4,390,000	4,031,168
4.50%, due 10/15/29	6,400,000	6,180,988
		29,862,836
Insurance 1.2%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	3,000,000	3,118,773
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	4,025,000	3,977,745
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	4,382,618
HUB International Ltd. (a)
7.25%, due 6/15/30	2,140,000	2,236,375
7.375%, due 1/31/32	1,060,000	1,109,108
MGIC Investment Corp.
5.25%, due 8/15/28	6,708,000	6,708,077
NMI Holdings, Inc.
6.00%, due 8/15/29	1,000,000	1,026,100
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	3,550,000	3,687,566
Ryan Specialty LLC (a)
4.375%, due 2/1/30	1,000,000	967,202
5.875%, due 8/1/32	3,855,000	3,885,323
USI, Inc.
7.50%, due 1/15/32 (a)	2,000,000	2,110,318
		33,209,205
Internet 0.6%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	5,860,000	5,875,886
Gen Digital, Inc. (a)
6.25%, due 4/1/33	1,750,000	1,796,974
6.75%, due 9/30/27	4,100,000	4,172,599
Netflix, Inc.
5.875%, due 11/15/28	5,000,000	5,270,655
		17,116,114
Investment Companies 0.5%
Ares Capital Corp.
5.50%, due 9/1/30	2,645,000	2,636,789

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies (continued)
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	$ 5,900,000	$ 5,295,862
Icahn Enterprises LP
5.25%, due 5/15/27	2,000,000	1,937,862
6.25%, due 5/15/26	2,400,000	2,382,944
		12,253,457
Iron & Steel 1.6%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	7,449,528
Big River Steel LLC
6.625%, due 1/31/29 (a)	8,630,000	8,699,661
Mineral Resources Ltd. (a)
8.125%, due 5/1/27	13,439,000	13,431,856
8.50%, due 5/1/30	6,625,000	6,592,225
9.25%, due 10/1/28	7,310,000	7,481,113
		43,654,383
Leisure Time 0.6%
Carnival Corp. (a)
4.00%, due 8/1/28	4,000,000	3,915,000
5.75%, due 3/1/27	10,000,000	10,082,567
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	3,085,000	2,423,389
		16,420,956
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27	11,630,000	11,543,733
4.75%, due 6/15/31 (a)	13,995,000	13,413,455
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	10,490,000	9,862,954
4.875%, due 1/15/30	9,020,000	8,979,438
5.75%, due 5/1/28 (a)	2,200,000	2,204,968
5.875%, due 3/15/33 (a)	7,500,000	7,641,585
6.125%, due 4/1/32 (a)	2,000,000	2,048,270
		55,694,403
Machinery—Construction & Mining 0.3%
Terex Corp. (a)
5.00%, due 5/15/29	2,150,000	2,098,645
6.25%, due 10/15/32	600,000	601,215
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	6,755,000	6,586,028
		9,285,888
	Principal Amount	Value

Machinery-Diversified 1.1%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	$ 5,030,000	$ —
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	3,000,000	3,140,778
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	4,100,000	4,327,673
Regal Rexnord Corp.
6.05%, due 2/15/26	1,750,000	1,760,117
6.05%, due 4/15/28	1,750,000	1,803,346
6.30%, due 2/15/30	1,550,000	1,623,664
6.40%, due 4/15/33	1,500,000	1,583,706
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (a)	3,503,000	3,506,636
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	11,200,000	11,192,148
		28,938,068
Media 5.6%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	3,797,000	3,634,643
Cable One, Inc.
4.00%, due 11/15/30 (a)	5,350,000	4,215,073
CCO Holdings LLC
4.25%, due 2/1/31 (a)	9,000,000	8,407,561
4.25%, due 1/15/34 (a)	4,250,000	3,783,295
4.50%, due 8/15/30 (a)	4,000,000	3,813,518
4.50%, due 5/1/32	13,600,000	12,664,902
4.75%, due 3/1/30 (a)	7,715,000	7,474,310
5.00%, due 2/1/28 (a)	7,500,000	7,430,888
5.125%, due 5/1/27 (a)	6,750,000	6,728,285
5.375%, due 6/1/29 (a)	4,000,000	3,985,374
CSC Holdings LLC (a)
5.50%, due 4/15/27	2,850,000	2,721,028
5.75%, due 1/15/30	5,000,000	2,472,929
6.50%, due 2/1/29	5,100,000	4,146,787
7.50%, due 4/1/28	3,525,000	2,616,574
11.25%, due 5/15/28	3,705,000	3,691,056
11.75%, due 1/31/29	4,510,000	4,289,713
Directv Financing LLC
5.875%, due 8/15/27 (a)	10,005,000	9,972,346
Gray Media, Inc.
10.50%, due 7/15/29 (a)	3,405,000	3,657,906
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	5,345,000	3,148,554
6.75%, due 10/15/27	14,296,000	9,629,643
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Midcontinent Communications
8.00%, due 8/15/32 (a)	$ 2,480,000	$ 2,624,520
News Corp. (a)
3.875%, due 5/15/29	6,600,000	6,314,487
5.125%, due 2/15/32	4,070,000	3,982,894
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	2,750,000	2,393,958
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	5,025,000	5,076,337
Sirius XM Radio LLC
4.00%, due 7/15/28 (a)	2,750,000	2,641,165
TEGNA, Inc.
4.625%, due 3/15/28	1,000,000	971,840
5.00%, due 9/15/29	600,000	573,110
Videotron Ltd.
5.125%, due 4/15/27 (a)	2,000,000	2,001,010
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	6,385,000	5,834,936
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	3,550,000	3,491,718
VZ Secured Financing BV
5.00%, due 1/15/32 (a)	3,250,000	2,891,227
Ziggo BV
4.875%, due 1/15/30 (a)	2,500,000	2,335,059
		149,616,646
Metal Fabricate & Hardware 0.3%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	2,275,000	2,257,031
6.375%, due 6/15/30	3,030,000	3,098,954
Vallourec SACA
7.50%, due 4/15/32 (a)	3,280,000	3,438,293
		8,794,278
Mining 1.9%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	4,400,000	4,617,747
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	2,500,000	2,537,648
6.375%, due 9/15/32	4,130,000	4,207,568
Century Aluminum Co.
7.50%, due 4/1/28 (a)	9,235,000	9,375,529
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	888,000	895,409
8.00%, due 7/1/30	3,725,000	3,848,447
	Principal Amount	Value

Mining (continued)
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	$ 6,082,000	$ 6,091,512
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	2,174,000	2,176,998
8.625%, due 6/1/31	1,525,000	1,582,183
9.375%, due 3/1/29	5,000,000	5,306,735
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	10,560,000	10,472,327
New Gold, Inc.
6.875%, due 4/1/32 (a)	1,000,000	1,030,577
		52,142,680
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	2,615,000	2,515,196
6.375%, due 3/15/33	3,000,000	3,049,401
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	1,000,000	1,028,360
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	6,000,000	6,228,168
Calderys Financing LLC
11.25%, due 6/1/28 (a)	3,425,000	3,630,963
Enpro, Inc.
6.125%, due 6/1/33 (a)	2,100,000	2,146,876
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	5,065,000	5,028,100
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	4,000,000	4,166,144
		27,793,208
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	3,865,000	3,809,717
Oil & Gas 6.4%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	2,150,000	2,188,147
9.00%, due 11/1/27	2,684,000	3,281,190
California Resources Corp.
7.125%, due 2/1/26 (a)	575,000	575,350
Chord Energy Corp.
6.75%, due 3/15/33 (a)	1,950,000	1,992,165
Civitas Resources, Inc.
5.00%, due 10/15/26 (a)	1,350,000	1,333,090
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,050,000	3,056,829

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Comstock Resources, Inc. (a) (continued)
6.75%, due 3/1/29	$ 5,000,000	$ 4,984,504
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	3,000,000	3,052,500
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	2,700,000	2,636,280
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	6,905,000	7,189,741
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	11,080,000	11,384,733
EQT Corp.
6.50%, due 7/1/27 (a)	1,000,000	1,022,532
Expand Energy Corp.
5.375%, due 3/15/30	2,000,000	2,005,608
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	3,430,000	3,515,245
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	1,610,000	1,589,049
6.00%, due 4/15/30	1,000,000	972,144
6.00%, due 2/1/31	3,015,000	2,907,604
Matador Resources Co. (a)
6.25%, due 4/15/33	4,120,000	4,089,541
6.50%, due 4/15/32	3,990,000	3,992,078
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	4,040,000	3,929,446
Murphy Oil Corp.
6.00%, due 10/1/32	2,650,000	2,526,482
Noble Finance II LLC
8.00%, due 4/15/30 (a)	9,250,000	9,418,562
Occidental Petroleum Corp.
6.45%, due 9/15/36	3,100,000	3,171,680
Parkland Corp. (a)
4.50%, due 10/1/29	5,000,000	4,806,425
4.625%, due 5/1/30	5,000,000	4,787,807
5.875%, due 7/15/27	3,825,000	3,827,261
6.625%, due 8/15/32	1,000,000	1,022,081
Parkland Corp. Escrow Claim Shares (h)
4.50%, due 10/1/29	5,000,000	—
4.625%, due 5/1/30	5,000,000	—
5.875%, due 7/15/27	3,825,000	—
6.625%, due 8/15/32	1,000,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	2,400,000	2,334,375
	Principal Amount	Value

Oil & Gas (continued)
Permian Resources Operating LLC
5.375%, due 1/15/26 (a)	$ 5,700,000	$ 5,690,318
Range Resources Corp.
4.75%, due 2/15/30 (a)	1,000,000	972,714
8.25%, due 1/15/29	1,615,000	1,662,741
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	4,375,000	4,455,907
SM Energy Co. (a)
6.75%, due 8/1/29	3,525,000	3,512,041
7.00%, due 8/1/32	2,480,000	2,443,774
Sunoco LP
6.00%, due 4/15/27	3,000,000	2,999,181
Talos Production, Inc. (a)
9.00%, due 2/1/29	5,050,000	5,170,513
9.375%, due 2/1/31	6,120,000	6,248,273
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,910,000	9,603,631
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	2,144,461	2,160,742
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	5,980,275	5,990,250
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (a)	2,261,905	2,297,558
Transocean, Inc.
8.75%, due 2/15/30 (a)	7,476,000	7,687,900
Vital Energy, Inc. (a)
7.75%, due 7/31/29	4,770,000	4,212,550
7.875%, due 4/15/32	4,810,000	4,112,649
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,510,000	4,480,106
		171,293,297
Oil & Gas Services 0.8%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	8,135,000	8,175,732
Nine Energy Service, Inc.
13.00%, due 2/1/28	7,825,000	3,961,797
Oceaneering International, Inc.
6.00%, due 2/1/28	2,965,000	2,989,441
Tidewater, Inc.
9.125%, due 7/15/30 (a)	2,305,000	2,371,521
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	3,500,000	3,607,545
		21,106,036
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	4,800,000	4,758,916
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	$ 765,000	$ 808,977
		5,567,893
Pharmaceuticals 2.4%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	5,595,000	5,644,068
180 Medical, Inc.
3.875%, due 10/15/29 (a)	3,270,000	3,108,900
Bausch Health Cos., Inc. (a)
7.00%, due 1/15/28	1,750,000	1,478,750
11.00%, due 9/30/28	8,765,000	8,677,350
14.00%, due 10/15/30	347,000	303,625
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	6,770,000	7,049,933
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	10,000,000	10,585,580
Jazz Securities DAC
4.375%, due 1/15/29 (a)	12,200,000	11,784,184
Organon & Co. (a)
4.125%, due 4/30/28	8,450,000	8,126,973
5.125%, due 4/30/31	6,500,000	5,641,062
Owens & Minor, Inc. (a)
4.50%, due 3/31/29	700,000	627,484
6.625%, due 4/1/30	540,000	507,248
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(h)	16,391,000	—
		63,535,157
Pipelines 4.0%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	2,800,000	2,796,577
5.75%, due 1/15/28	1,265,000	1,262,863
Buckeye Partners LP (a)
6.75%, due 2/1/30	2,000,000	2,076,074
6.875%, due 7/1/29	3,875,000	4,014,585
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,285,000	2,158,350
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	1,975,000	1,891,229
Energy Transfer LP
4.40%, due 3/15/27	3,978,000	3,977,629
Excelerate Energy LP
8.00%, due 5/15/30 (a)	6,000,000	6,324,951
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	8,515,000	8,859,474
	Principal Amount	Value

Pipelines (continued)
Genesis Energy LP
7.75%, due 2/1/28	$ 4,900,000	$ 4,972,489
Global Partners LP
7.125%, due 7/1/33 (a)	1,085,000	1,100,205
Harvest Midstream I LP (a)
7.50%, due 9/1/28	6,965,000	7,083,656
7.50%, due 5/15/32	1,200,000	1,267,403
Hess Midstream Operations LP
5.875%, due 3/1/28 (a)	2,900,000	2,943,228
ITT Holdings LLC
6.50%, due 8/1/29 (a)	6,160,000	5,857,859
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	1,950,000	1,082,250
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,212,593
Plains All American Pipeline LP
Series B
8.698% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	14,265,000	14,295,156
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	4,925,000	5,129,959
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	2,000,000	1,988,254
6.00%, due 3/1/27	2,750,000	2,749,426
7.375%, due 2/15/29	8,000,000	8,222,248
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	3,400,000	3,537,003
Venture Global LNG, Inc.
8.125%, due 6/1/28 (a)	3,805,000	3,932,635
Venture Global Plaquemines LNG LLC (a)
6.50%, due 1/15/34	3,530,000	3,530,000
6.75%, due 1/15/36	2,245,000	2,245,000
7.50%, due 5/1/33	700,000	749,576
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	1,995,793
		108,256,465
Real Estate Investment Trusts 2.0%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	2,500,000	2,659,285
CTR Partnership LP
3.875%, due 6/30/28 (a)	3,000,000	2,863,599
MPT Operating Partnership LP
4.625%, due 8/1/29	2,900,000	2,284,896
5.00%, due 10/15/27	7,636,000	7,053,281
8.50%, due 2/15/32 (a)	3,200,000	3,348,979

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	$ 2,081,000	$ 2,033,945
4.75%, due 10/15/27	7,640,000	7,602,432
6.50%, due 4/1/32 (a)	5,290,000	5,440,485
6.50%, due 6/15/33 (a)	2,480,000	2,551,290
7.25%, due 7/15/28 (a)	2,215,000	2,292,562
Uniti Group LP (a)
4.75%, due 4/15/28	3,650,000	3,577,312
6.50%, due 2/15/29	5,750,000	5,557,541
10.50%, due 2/15/28	5,149,000	5,458,159
VICI Properties LP
5.75%, due 2/1/27 (a)	1,510,000	1,530,887
		54,254,653
Retail 5.9%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	6,165,000	6,005,071
4.00%, due 10/15/30	14,205,000	13,237,194
5.625%, due 9/15/29	1,000,000	1,014,123
6.125%, due 6/15/29	4,885,000	5,009,929
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,567,681
4.625%, due 11/15/29 (a)	2,000,000	1,930,975
4.75%, due 3/1/30	5,212,000	5,046,407
5.00%, due 2/15/32 (a)	2,350,000	2,235,951
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	4,700,000	4,663,972
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	2,300,000	2,451,517
Group 1 Automotive, Inc.
6.375%, due 1/15/30 (a)	1,450,000	1,488,951
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	7,350,000	7,256,568
KFC Holding Co.
4.75%, due 6/1/27 (a)	5,135,000	5,120,511
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	12,530,000	12,184,807
8.25%, due 8/1/31	3,500,000	3,721,141
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	2,947,766
5.625%, due 5/1/27	2,994,000	2,994,644
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	5,250,000	5,097,950
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,795,000	1,743,316
	Principal Amount	Value

Retail (continued)
PetSmart, Inc. (a)
4.75%, due 2/15/28	$ 3,100,000	$ 3,022,963
7.75%, due 2/15/29	7,015,000	6,816,771
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	4,100,000	4,223,828
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	19,325,000	10,822,000
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	3,000,000	2,910,739
4.875%, due 11/15/31	2,580,000	2,452,229
Yum! Brands, Inc.
3.625%, due 3/15/31	11,385,000	10,508,317
4.625%, due 1/31/32	10,950,000	10,542,356
4.75%, due 1/15/30 (a)	9,687,000	9,595,706
5.375%, due 4/1/32	8,235,000	8,241,069
6.875%, due 11/15/37	2,000,000	2,150,690
		160,005,142
Software 2.9%
Camelot Finance SA
4.50%, due 11/1/26 (a)	1,280,000	1,260,357
Central Parent LLC
8.00%, due 6/15/29 (a)	2,030,000	1,678,600
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	7,100,000	7,166,122
8.25%, due 6/30/32	2,500,000	2,660,573
Fair Isaac Corp. (a)
5.25%, due 5/15/26	3,219,000	3,220,642
6.00%, due 5/15/33	5,750,000	5,802,703
MSCI, Inc. (a)
3.875%, due 2/15/31	3,500,000	3,300,188
4.00%, due 11/15/29	2,500,000	2,419,212
Open Text Corp. (a)
3.875%, due 2/15/28	4,235,000	4,107,360
3.875%, due 12/1/29	2,000,000	1,883,846
6.90%, due 12/1/27	3,150,000	3,261,217
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	10,134,000	9,577,795
4.125%, due 12/1/31	3,000,000	2,762,134
PTC, Inc.
4.00%, due 2/15/28 (a)	9,236,000	8,976,825
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	5,885,000	5,890,161
6.50%, due 6/1/32	4,500,000	4,671,522
UKG, Inc.
6.875%, due 2/1/31 (a)	9,150,000	9,493,811
		78,133,068
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications 1.9%
Connect Finco SARL
9.00%, due 9/15/29 (a)	$ 1,500,000	$ 1,507,692
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (c)	2,468,357	2,252,698
10.75%, due 11/30/29	4,495,000	4,629,850
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	1,325,000	1,324,442
5.875%, due 10/15/27	2,825,000	2,826,071
8.625%, due 3/15/31	2,000,000	2,125,016
Iliad Holding SASU
7.00%, due 4/15/32 (a)	2,100,000	2,151,620
Level 3 Financing, Inc.
11.00%, due 11/15/29 (a)	2,011,905	2,307,833
Rogers Communications, Inc. (e)
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	1,600,000	1,635,772
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	1,000,000	1,013,604
Sprint Capital Corp.
6.875%, due 11/15/28	11,650,000	12,506,708
T-Mobile USA, Inc.
5.375%, due 4/15/27	4,250,000	4,251,109
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	3,200,000	3,325,270
Windstream Services LLC
8.25%, due 10/1/31 (a)	7,825,000	8,195,013
		50,052,698
Transportation 1.4%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	1,000,000	1,021,032
Clue Opco LLC
9.50%, due 10/15/31 (a)	2,690,000	2,851,978
Genesee & Wyoming, Inc.
6.25%, due 4/15/32 (a)	1,250,000	1,275,466
Seaspan Corp.
5.50%, due 8/1/29 (a)	6,765,000	6,430,954
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	12,450,000	12,345,699
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	1,500,000	1,590,084
	Principal Amount	Value

Transportation (continued)
Watco Cos. LLC
7.125%, due 8/1/32 (a)	$ 11,775,000	$ 12,308,596
		37,823,809
Total Corporate Bonds (Cost $2,377,854,441)		2,350,659,453
Loan Assignments 7.0%
Aerospace & Defense 0.3%
Chromalloy Corp.
First Lien Term Loan
8.038% (3 Month SOFR + 3.75%), due 3/27/31 (e)	5,044,025	5,047,177
TransDigm, Inc.
First Lien Tranche Term Loan L
6.796% (3 Month SOFR + 2.50%), due 1/19/32 (e)	2,779,000	2,784,211
		7,831,388
Automobile 0.4%
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.049% (3 Month SOFR + 2.75%), due 10/16/31 (e)	2,282,750	2,290,598
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.077% (1 Month SOFR + 2.75%), due 1/28/32 (e)	3,000,000	2,995,314
Tenneco, Inc.
First Lien Term Loan B 9.396% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	4,850,000	4,733,804
		10,019,716
Banking 0.1%
Jane Street Group LLC
First Lien Extended Term Loan
6.333% (3 Month SOFR + 2.00%), due 12/15/31 (e)	3,445,876	3,441,138
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.827% (1 Month SOFR + 3.50%), due 10/10/29 (e)	1,686,006	1,528,997

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Beverage, Food & Tobacco (continued)
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.307% (3 Month SOFR + 4.00%), due 12/9/31 (e)	$ 2,800,000	$ 2,800,873
		4,329,870
Broadcasting & Entertainment 0.1%
Gray Television, Inc.
First Lien Term Loan B
9.574% (1 Month SOFR + 5.25%), due 5/23/29 (e)	2,724,606	2,715,239
Buildings & Real Estate 0.1%
GEO Group, Inc. (The)
First Lien Term Loan
9.577% (1 Month SOFR + 5.25%), due 4/16/29 (e)	1,979,110	1,982,821
Capital Equipment 0.4%
TK Elevator Midco GmbH
First Lien Term Loan B1
7.237% (3 Month SOFR + 3.00%), due 4/30/30 (e)	9,777,610	9,798,563
Cargo Transport 0.4%
Clue Opco LLC
First Lien Term Loan B
8.78% (3 Month SOFR + 4.50%), due 12/19/30 (e)	6,680,445	6,623,661
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.046% (3 Month SOFR + 1.75%), due 4/10/31 (e)	2,977,500	2,959,826
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.31% (3 Month SOFR + 3.00%), due 3/8/32 (e)	1,500,000	1,503,124
		11,086,611
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.049% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	4,153,075	3,863,648
	Principal Amount	Value

Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.691% (1 Month SOFR + 4.25%), due 3/16/29 (e)	$ 1,800,250	$ 1,807,001
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.577% (1 Month SOFR + 2.25%), due 5/5/28 (e)	6,467,809	6,490,046
		8,297,047
Electronics 0.2%
Camelot US Acquisition LLC
First Lien Incremental Term Loan B
7.077% (1 Month SOFR + 2.75%), due 1/31/31 (e)	2,324,709	2,296,620
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.019% (3 Month SOFR + 2.75%), due 4/14/31 (e)	2,282,779	2,285,632
		4,582,252
Energy (Electricity) 0.3%
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (e)	1,985,000	1,987,172
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.808% (3 Month SOFR + 2.50%), due 5/17/30	2,347,100	2,350,766
First Lien 2024-1 Incremental Term Loan B
6.808% (3 Month SOFR + 2.50%), due 12/11/31	2,686,500	2,693,888
		7,031,826
Entertainment 0.2%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	7,210,000	5,407,500
Finance 0.8%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.522% (3 Month SOFR + 2.25%), due 4/20/28 (e)	1,300,000	1,291,062
Arches Buyer, Inc.
First Lien New Term Loan
7.677% (1 Month SOFR + 3.25%), due 12/6/27 (e)	3,792,689	3,741,723
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
7.327% (1 Month SOFR + 3.00%), due 12/10/30 (e)	$ 997,500	$ 997,500
Mativ Holdings, Inc.
First Lien Term Loan B
8.191% (1 Month SOFR + 3.75%), due 4/20/28 (e)	1,643,662	1,629,280
Osaic Holdings, Inc.
First Lien Term Loan B4
7.827% (1 Month SOFR + 3.50%), due 8/17/28 (e)	4,211,355	4,219,626
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.191% (1 Month SOFR + 3.75%), due 1/31/28	3,263,660	2,918,257
First Lien Second Amendment Incremental Term Loan
9.441% (1 Month SOFR + 5.00%), due 1/31/28	4,508,049	4,102,325
Superannuation And Investments US LLC
First Lien Initial US Term Loan
8.191% (1 Month SOFR + 3.75%), due 12/1/28 (e)	2,605,500	2,605,500
		21,505,273
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.561% (1 Month SOFR + 6.25%), due 10/8/30 (e)	3,525,000	3,413,744
Healthcare, Education & Childcare 0.4%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.327% (1 Month SOFR + 4.00%), due 4/23/31 (e)	7,146,000	7,130,365
LifePoint Health, Inc.
First Lien Term Loan B1
8.006% (3 Month SOFR + 3.75%), due 5/19/31 (e)	4,207,633	4,157,667
		11,288,032
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.577% (1 Month SOFR + 2.25%), due 2/6/31 (e)	2,468,750	2,464,121
	Principal Amount	Value

Leisure, Amusement, Motion Pictures & Entertainment 0.1%
Carnival Corp. (e)
First Lien 2025 Repricing Advance Term Loan
6.312% (1 Month SOFR + 2.00%), due 8/9/27	$ 887,406	$ 886,297
First Lien 2025 Repricing Advance Term Loan
6.312% (1 Month SOFR + 2.00%), due 10/18/28	2,584,370	2,574,678
		3,460,975
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (e)	7,522,619	7,444,707
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.594% (3 Month SOFR + 4.00%), due 6/9/28	6,116,238	4,984,734
First Lien First Out Term Loan
11.594% (3 Month SOFR + 7.00%), due 6/11/28	1,795,170	1,795,170
		6,779,904
Oil & Gas 0.4%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.807% (3 Month SOFR + 5.50%), due 10/30/28 (e)	7,425,390	3,991,147
PetroQuest Energy LLC
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26 (b)(c)(g)	393,968	393,968
Petroquest Energy, Inc.
First Lien Term Loan
14.00% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (b)(c)(e)(g)	8,653,687	86,537
Prairie Acquiror LP
First Lien Term Loan B3
8.577% (1 Month SOFR + 4.25%), due 8/1/29 (e)	2,269,635	2,280,983
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.577% (1 Month SOFR + 3.25%), due 11/17/28 (e)	3,281,000	3,291,936
		10,044,571

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay High Yield Corporate Bond Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Personal, Food & Miscellaneous Services 0.0% ‡
WW International, Inc.
First Lien Initial Term Loan
11.121% (3 Month SOFR + 6.80%), due 6/24/30 (e)	$ 1,289,993	$ 1,156,694
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B
7.577% (1 Month SOFR + 3.25%), due 1/23/32 (e)	23,729,050	23,580,743
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
8.177% (1 Month SOFR + 3.75%), due 2/11/28 (e)	2,594,832	2,567,802
Services: Business 0.1%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.577% (1 Month SOFR + 2.25%), due 9/29/31 (e)	2,077,167	2,071,326
Osttra Group Ltd.
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (e)	1,250,000	1,253,125
		3,324,451
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Initial Dollar Facility Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/30/29	5,803,968	5,805,779
First Lien Incremental Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/21/31	2,353,175	2,355,196
McAfee Corp.
First Lien Tranche Term Loan B1
7.316% (1 Month SOFR + 3.00%), due 3/1/29 (e)	1,492,500	1,440,262
	Principal Amount	Value

Software (continued)
UKG, Inc.
First Lien Initial Term Loan
7.311% (1 Month SOFR + 3.00%), due 2/10/31 (e)	$ 1,485,000	$ 1,489,795
		11,091,032
Total Loan Assignments (Cost $200,808,283)		188,509,668
Total Long-Term Bonds (Cost $2,587,265,048)		2,549,602,548

	Shares

Common Stocks 0.7%
Diversified Consumer Services 0.0% ‡
WW International, Inc. (j)	25,245	762,404
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(g)(j)	112,442	1,871,035
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(g)(j)	4,822	2,112,036
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (j)	129,379	2,519,009
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)(j)	115,826	3,764,345
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (j)	2,046	411,594
PetroQuest Energy, Inc. (b)(g)(j)	82,247	—
Talos Energy, Inc. (j)	550,880	4,671,462
		5,083,056
Pharmaceuticals 0.1%
Endo, Inc. (j)	155,915	3,272,188
Total Common Stocks (Cost $61,071,813)		19,384,073
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(g)(j)	10,741	$ 11,278,050
Total Investments (Cost $2,658,634,562)	95.7%	2,580,264,671
Other Assets, Less Liabilities	4.3	115,667,240
Net Assets	100.0%	$ 2,695,931,911

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $23,850,552, which represented 0.9% of the Portfolio’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security. (See Note 6)
(j)	Non-income producing security.

Abbreviation(s):
SOFR—Secured Overnight Financing Rate

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 10,433,427	$ —	$ 10,433,427
Corporate Bonds	—	2,349,116,037	1,543,416	2,350,659,453
Loan Assignments	—	182,621,663	5,888,005	188,509,668
Total Long-Term Bonds	—	2,542,171,127	7,431,421	2,549,602,548
Common Stocks	11,636,657	3,764,345	3,983,071	19,384,073
Preferred Stock	—	—	11,278,050	11,278,050
Total Investments in Securities	$ 11,636,657	$ 2,545,935,472	$ 22,692,542	$ 2,580,264,671

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,658,634,562)	$2,580,264,671
Cash	94,434,795
Receivables:
Interest	40,017,899
Portfolio shares sold	3,926,521
Investment securities sold	1,628,903
Other assets	321,826
Total assets	2,720,594,615
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	298,286
Payables:
Investment securities purchased	21,083,837
Portfolio shares redeemed	1,510,229
Manager (See Note 3)	1,223,040
NYLIFE Distributors (See Note 3)	450,873
Professional fees	63,929
Custodian	16,340
Shareholder communication	1,253
Trustees	128
Accrued expenses	14,789
Total liabilities	24,662,704
Net assets	$2,695,931,911
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$288,665
Additional paid-in-capital	2,736,475,360
2,736,764,025
Total distributable earnings (loss)	(40,832,114)
Net assets	$2,695,931,911
Initial Class
Net assets applicable to outstanding shares	$478,418,118
Shares of beneficial interest outstanding	50,355,224
Net asset value per share outstanding	$9.50
Service Class
Net assets applicable to outstanding shares	$2,217,513,793
Shares of beneficial interest outstanding	238,309,474
Net asset value per share outstanding	$9.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$92,291,690
Expenses
Manager (See Note 3)	7,391,804
Distribution/Service—Service Class (See Note 3)	2,769,829
Professional fees	142,502
Shareholder communication	103,087
Custodian	36,549
Trustees	31,854
Miscellaneous	50,595
Total expenses	10,526,220
Net investment income (loss)	81,765,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1,149,491)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	15,229,405
Unfunded commitments	(251,939)
Net change in unrealized appreciation (depreciation)	14,977,466
Net realized and unrealized gain (loss)	13,827,975
Net increase (decrease) in net assets resulting from operations	$95,593,445
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay High Yield Corporate Bond Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$81,765,470	$159,858,311
Net realized gain (loss)	(1,149,491)	(73,918)
Net change in unrealized appreciation (depreciation)	14,977,466	18,934,348
Net increase (decrease) in net assets resulting from operations	95,593,445	178,718,741
Distributions to shareholders:
Initial Class	—	(24,060,031)
Service Class	—	(130,361,434)
Total distributions to shareholders	—	(154,421,465)
Capital share transactions:
Net proceeds from sales of shares	169,149,694	258,888,501
Net asset value of shares issued to shareholders in reinvestment of distributions	—	154,421,465
Cost of shares redeemed	(266,165,772)	(377,532,566)
Increase (decrease) in net assets derived from capital share transactions	(97,016,078)	35,777,400
Net increase (decrease) in net assets	(1,422,633)	60,074,676
Net Assets
Beginning of period	2,697,354,544	2,637,279,868
End of period	$2,695,931,911	$2,697,354,544
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.16	$9.08	$8.62	$9.94	$9.89	$9.96
Net investment income (loss) (a)	0.29	0.57	0.54	0.47	0.47	0.54
Net realized and unrealized gain (loss)	0.05	0.07	0.45	(1.29)	0.08	(0.04)
Total from investment operations	0.34	0.64	0.99	(0.82)	0.55	0.50
Less distributions:
From net investment income	—	(0.56)	(0.53)	(0.50)	(0.50)	(0.57)
Net asset value at end of period	$9.50	$9.16	$9.08	$8.62	$9.94	$9.89
Total investment return (b)	3.76%	7.12%	11.87%	(8.06)%	5.51%	5.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.38%††	6.18%	6.03%	5.15%	4.66%	5.56%
Net expenses	0.58%††	0.58%	0.58%	0.58%	0.58%	0.59%(c)
Portfolio turnover rate	16%	29%	18%	12%	35%	39%
Net assets at end of period (in 000's)	$478,418	$409,142	$404,006	$444,733	$592,890	$461,075

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.98	$8.91	$8.47	$9.77	$9.74	$9.81
Net investment income (loss) (a)	0.28	0.54	0.51	0.44	0.44	0.50
Net realized and unrealized gain (loss)	0.05	0.07	0.44	(1.26)	0.06	(0.02)
Total from investment operations	0.33	0.61	0.95	(0.82)	0.50	0.48
Less distributions:
From net investment income	—	(0.54)	(0.51)	(0.48)	(0.47)	(0.55)
Net asset value at end of period	$9.31	$8.98	$8.91	$8.47	$9.77	$9.74
Total investment return (b)	3.63%	6.85%	11.59%	(8.29)%	5.25%	5.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.12%††	5.93%	5.80%	4.91%	4.43%	5.31%
Net expenses	0.83%††	0.83%	0.83%	0.83%	0.83%	0.84%(c)
Portfolio turnover rate	16%	29%	18%	12%	35%	39%
Net assets at end of period (in 000's)	$2,217,514	$2,288,213	$2,233,274	$2,209,821	$2,778,783	$2,614,734

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay High Yield Corporate Bond Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay High Yield Corporate Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

23

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each

24	NYLI VP MacKay High Yield Corporate Bond Portfolio

valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date; and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the
25

Notes to Financial Statements (Unaudited) (continued)
expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The loans in which the Portfolio invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as “junk bonds”) and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be particularly susceptible to liquidity and valuation risks.
Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the

26	NYLI VP MacKay High Yield Corporate Bond Portfolio

Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; 0.55% from $1 billion to $5 billion; and 0.525% in excess of $5 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.56% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $7,391,804 and paid the Subadvisor fees in the amount of $3,695,902.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,659,054,467	$49,250,416	$(128,040,212)	$(78,789,796)
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $202,326,642, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$12,156	$190,171
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$154,421,465
Note 5–Commitments and Contingencies
As of June 30, 2025, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$1,135,620	$—
ASP Unifrax Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 9/28/29	2,635,580	(298,286)
Total	$3,771,200	$(298,286)
Commitments are available until maturity date.
27

Notes to Financial Statements (Unaudited) (continued)
Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2025, restricted securities held by the Portfolio were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	6/30/25 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 5,030,000	$ 5,170,425	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	115,826	12,970,154	3,764,345	0.1
Total			$ 18,140,579	$ 3,764,345	0.1%

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 8–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $408,927 and $403,277, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	9,209,321	$85,376,732
Shares redeemed	(3,540,186)	(32,804,237)
Net increase (decrease)	5,669,135	$52,572,495
Year ended December 31, 2024:
Shares sold	2,826,897	$26,141,529
Shares issued to shareholders in reinvestment of distributions	2,645,442	24,060,031
Shares redeemed	(5,303,799)	(49,052,869)
Net increase (decrease)	168,540	$1,148,691

28	NYLI VP MacKay High Yield Corporate Bond Portfolio

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	9,191,152	$83,772,962
Shares redeemed	(25,737,571)	(233,361,535)
Net increase (decrease)	(16,546,419)	$(149,588,573)
Year ended December 31, 2024:
Shares sold	25,678,559	$232,746,972
Shares issued to shareholders in reinvestment of distributions	14,608,451	130,361,434
Shares redeemed	(36,077,053)	(328,479,697)
Net increase (decrease)	4,209,957	$34,628,709
Note 12–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 13–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
29

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI VP MacKay Strategic Bond Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.4%
Asset-Backed Securities 14.2%
Automobile Asset-Backed Securities 6.4%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 747,777	$ 744,766
Series 2024-A, Class G
12.748%, due 5/17/32	1,077,510	1,095,399
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,300,000	1,333,336
CarMax Select Receivables Trust
Series 2025-A, Class D
5.86%, due 7/15/31	1,005,000	1,029,693
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,363,918	1,344,572
Series 2021-4A, Class D
1.99%, due 9/15/27	1,222,712	1,204,487
Series 2021-3A, Class E
2.65%, due 9/15/28	905,000	891,415
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	2,825,000	2,745,928
Series 2022-2A, Class E
6.34%, due 10/15/29	2,825,000	2,613,511
Series 2025-3A, Class E
7.52%, due 12/15/32	1,400,000	1,435,547
Series 2022-5A, Class E
10.45%, due 4/15/30	2,190,000	2,312,441
Flagship Credit Auto Trust (a)
Series 2021-4, Class C
1.96%, due 12/15/27	1,162,290	1,151,676
Series 2021-4, Class D
2.26%, due 12/15/27	2,765,000	2,608,884
Series 2021-2, Class E
3.16%, due 9/15/28	1,570,000	1,507,363
Series 2021-3, Class E
3.32%, due 12/15/28	1,535,000	1,422,055
Series 2020-1, Class E
3.52%, due 6/15/27	2,175,701	2,173,831
Series 2022-1, Class D
3.64%, due 3/15/28	985,000	955,473
Series 2021-4, Class E
4.03%, due 3/15/29	770,000	677,531
Series 2020-3, Class E
4.98%, due 12/15/27	1,295,000	1,293,283
Series 2022-2, Class D
5.80%, due 4/17/28	1,995,000	1,888,904
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	$ 1,565,480	$ 1,544,456
Series 2022-3A, Class E
8.35%, due 10/15/29	685,000	713,220
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,500,000	1,437,795
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.552% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	733,727	740,199
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	906,917	924,688
		35,790,453
Other Asset-Backed Securities 7.8%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.669% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	1,350,000	1,350,599
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,250,000	1,252,509
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.819% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	400,000	399,478
AIMCO CLO
Series 2018-AA, Class B1R
5.93% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,250,000	1,253,464
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,215,821	1,156,257
Series 2019-1, Class B
3.85%, due 2/15/28	859,960	829,463
Series 2021-1, Class B
3.95%, due 7/11/30	1,162,500	1,095,850
Series 2015-2, Class A
4.00%, due 9/22/27	286,809	275,975
Anchorage Credit Funding 6 Ltd.
Series 2018-6A, Class E
6.85%, due 7/25/36 (a)	1,000,000	997,294

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Apidos CLO
Series 2018-18A, Class BR2
5.972% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	$ 1,300,000	$ 1,303,565
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	660,000	661,882
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.019% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	700,000	700,410
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,256,673	1,265,508
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.219% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	600,000	598,419
CF Hippolyta Issuer LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,358,172	1,343,639
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,983,852	1,863,381
Series 2020-1, Class A2
1.99%, due 7/15/60	920,927	851,228
Series 2020-1, Class B1
2.28%, due 7/15/60	1,300,608	1,286,886
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	1,250,000	1,307,099
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	925,000	935,627
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.839% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,200,000	1,202,458
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.652% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,100,000	1,101,351
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,305,000	1,297,872
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	$ 1,120,000	$ 1,121,173
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	748,734	720,782
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.856% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	750,000	750,782
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)(c)	1,250,000	1,250,000
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,485,000	1,246,312
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	719,712
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,050,000	1,053,169
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.375% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	800,000	791,567
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.729% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	650,000	651,795
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,250,000	1,253,397
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.68% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,102,724
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.669% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	845,000	846,799
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.206% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	700,000	704,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	$ 25,420,193	$ 901,622
Subway Funding LLC
Series 2024-1A, Class A2II
6.268%, due 7/30/54 (a)	960,175	983,670
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.975% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	800,000	802,065
Tricon American Homes
Series 2020-SFR1, Class C
2.249%, due 7/17/38 (a)	1,780,000	1,726,580
Zayo Issuer LLC
Series 2025-2A, Class C
9.489%, due 6/20/55 (a)	2,500,000	2,642,731
		43,600,042
Total Asset-Backed Securities (Cost $79,343,629)		79,390,495
Corporate Bonds 42.4%
Aerospace & Defense 0.4%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	1,455,000	1,527,690
Embraer Netherlands Finance BV
5.98%, due 2/11/35	380,000	391,704
		1,919,394
Airlines 1.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	546,667	545,412
5.75%, due 4/20/29	3,255,000	3,252,145
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	196,752	196,276
4.75%, due 10/20/28	2,245,000	2,250,206
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	350,000	334,303
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	820,000	821,076
		7,399,418
Auto Manufacturers 2.0%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,380,000	1,348,948
6.80%, due 5/12/28	2,175,000	2,247,916
6.95%, due 3/6/26	1,150,000	1,161,091
	Principal Amount	Value

Auto Manufacturers (continued)
General Motors Financial Co., Inc.
2.35%, due 1/8/31	$ 908,000	$ 786,503
2.70%, due 6/10/31	2,255,000	1,974,107
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	4,030,000	3,843,246
		11,361,811
Auto Parts & Equipment 0.2%
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	770,000	785,428
Banks 7.5%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(f)	825,000	841,895
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	875,000	892,500
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	3,000,000	2,982,466
Bank of America Corp.
2.687%, due 4/22/32 (g)	1,805,000	1,619,852
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(f)	775,000	769,313
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	2,340,000	2,178,165
BNP Paribas SA (a)(b)(f)
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27	940,000	913,007
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31	1,135,000	1,009,725
BPCE SA (a)(g)
2.045%, due 10/19/27	1,370,000	1,324,718
6.714%, due 10/19/29	700,000	741,371
Citigroup, Inc.
2.52%, due 11/3/32 (g)	1,465,000	1,280,911
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	$ 1,158,000	$ 1,081,800
Deutsche Bank AG
3.035%, due 5/28/32 (g)	640,000	574,150
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	2,375,000	2,349,364
First Horizon Bank
5.75%, due 5/1/30	1,795,000	1,836,046
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	2,515,000	2,313,319
Itau Unibanco Holding SA
6.00%, due 2/27/30 (a)	677,000	694,450
KeyCorp
6.401%, due 3/6/35 (g)	1,985,000	2,117,408
Morgan Stanley
2.484%, due 9/16/36 (g)	2,895,000	2,459,983
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(f)	2,740,000	2,405,505
Santander Holdings USA, Inc. (g)
6.342%, due 5/31/35 (h)	1,085,000	1,133,028
6.499%, due 3/9/29	1,270,000	1,324,197
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,210,000	1,190,512
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,745,000	1,596,289
Standard Chartered plc
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 3.574%), due 3/8/30 (b)(f)	1,800,000	1,873,226
UBS Group AG (a)
3.091%, due 5/14/32 (g)	895,000	812,448
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	2,715,000	2,399,590
Wells Fargo & Co.
3.35%, due 3/2/33 (g)	1,510,000	1,379,007
		42,094,245
	Principal Amount	Value

Building Materials 0.6%
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	$ 205,000	$ 206,790
6.125%, due 7/31/32	350,000	355,812
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,390,000	1,419,540
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)	1,670,000	1,587,528
		3,569,670
Chemicals 1.3%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,085,000	950,910
Celanese US Holdings LLC
7.20%, due 11/15/33 (i)	1,605,000	1,703,804
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	700,000	712,876
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,945,000	1,925,934
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	1,565,000	1,524,762
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	631,000	611,050
		7,429,336
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	1,390,000	1,293,642
Commercial Services 1.7%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,960,000	1,919,239
Belron UK Finance plc
5.75%, due 10/15/29 (a)	1,515,000	1,527,640
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(f)	4,000,000	3,993,700
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	835,000	872,038
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	1,390,000	1,354,263
		9,666,880
Cosmetics & Personal Care 0.3%
Coty, Inc.
4.75%, due 1/15/29 (a)	1,560,000	1,524,204

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services 2.3%
Ally Financial, Inc.
5.75%, due 11/20/25	$ 3,570,000	$ 3,578,116
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,340,000	2,280,954
5.75%, due 11/15/29	1,505,000	1,549,210
Banco BTG Pactual SA (a)
2.75%, due 1/11/26	1,545,000	1,524,984
5.75%, due 1/22/30	400,000	400,000
Bread Financial Holdings, Inc.
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (a)(b)(h)	870,000	875,979
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,570,000	1,639,008
OneMain Finance Corp.
6.75%, due 3/15/32	1,177,000	1,199,137
		13,047,388
Electric 3.1%
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	700,000	724,224
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,155,000	1,190,626
Aydem Yenilenebilir Enerji A/S
7.75%, due 2/2/27 (a)	940,500	930,879
Calpine Corp.
5.125%, due 3/15/28 (a)	1,260,000	1,258,588
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	945,000	895,261
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	1,275,000	1,141,702
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,465,000	1,471,704
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,205,000	1,296,877
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,015,000	1,291,987
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	950,000	987,582
	Principal Amount	Value

Electric (continued)
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	$ 1,290,000	$ 1,240,398
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,505,000	1,573,451
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,095,000	2,147,652
8.375%, due 1/15/31	820,000	875,845
		17,026,776
Engineering & Construction 0.1%
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	650,000	624,614
Food 0.8%
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,170,000	1,201,110
Series Reg S
6.375%, due 2/25/55	200,000	205,318
Post Holdings, Inc. (a)
4.50%, due 9/15/31	345,000	320,232
4.625%, due 4/15/30	758,000	728,616
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	2,005,000	1,821,302
		4,276,578
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	1,880,000	1,759,973
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,065,545
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	1,090,000	1,081,825
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29 (h)	723,000	575,725
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	$ 1,390,000	$ 1,459,793
Insurance 0.5%
Lincoln National Corp.
6.944% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,253,000	2,769,562
Internet 1.1%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	1,670,000	1,677,652
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)(h)	440,000	429,363
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,100,000	735,503
Series Reg S
4.987%, due 1/19/52	2,200,000	1,697,513
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	1,430,000	1,566,392
		6,106,423
Investment Companies 0.4%
GACI First Investment Co.
Series Reg S
5.375%, due 1/29/54	2,408,000	2,128,335
Iron & Steel 0.9%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	1,450,000	1,487,783
Metinvest BV
Series Reg S
8.50%, due 4/23/26	1,125,000	1,022,344
Mineral Resources Ltd.
9.25%, due 10/1/28 (a)(h)	1,725,000	1,765,379
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (j)	981,600	964,967
		5,240,473
Leisure Time 0.3%
NCL Finance Ltd.
6.125%, due 3/15/28 (a)(h)	1,505,000	1,529,483
	Principal Amount	Value

Lodging 1.3%
Fortune Star BVI Ltd.
Series Reg S
5.95%, due 10/19/25	$ 1,800,000	$ 1,796,028
Las Vegas Sands Corp.
5.625%, due 6/15/28	1,580,000	1,611,656
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,050,000	1,048,161
Sands China Ltd.
3.25%, due 8/8/31 (i)	1,050,000	926,474
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	1,860,000	1,835,640
		7,217,959
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	1,270,000	1,272,573
Media 1.3%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,400,000	1,465,722
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	750,000	702,723
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,610,000	1,568,230
Paramount Global
4.95%, due 1/15/31	1,920,000	1,866,872
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	1,510,000	1,505,881
		7,109,428
Mining 1.5%
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	451,000	454,763
8.00%, due 7/1/30	880,000	909,163
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,180,000	1,182,997
Series Reg S
6.20%, due 4/14/52	1,000,000	979,603
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,000,000	1,034,220
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,200,000	1,242,728
Series Reg S
10.875%, due 9/17/29	550,000	569,584

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Mining (continued)
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	$ 1,875,000	$ 1,960,481
		8,333,539
Miscellaneous—Manufacturing 0.7%
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	2,210,000	2,272,676
Textron Financial Corp.
6.323% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,705,000	1,533,824
		3,806,500
Oil & Gas 3.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	1,800,000	1,638,163
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	543,000	536,484
California Resources Corp.
8.25%, due 6/15/29 (a)	1,670,000	1,714,217
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	1,110,000	1,112,485
Energean Israel Finance Ltd. (a)(h)
Series Reg S
4.875%, due 3/30/26	800,000	789,560
Series Reg S
5.375%, due 3/30/28	770,000	732,463
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,875,000	1,850,600
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	1,636,000	1,647,321
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,530,000	1,488,132
Raizen Fuels Finance SA
6.95%, due 3/5/54 (a)	1,893,000	1,756,190
Transocean, Inc.
8.75%, due 2/15/30 (a)	888,000	913,169
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	2,275,000	1,973,562
Valaris Ltd.
8.375%, due 4/30/30 (a)	1,110,000	1,138,831
		17,291,177
	Principal Amount	Value

Oil & Gas Services 0.2%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	$ 882,150	$ 938,965
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	78,000	77,899
Pipelines 2.6%
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	1,615,000	1,525,486
DCP Midstream Operating LP
3.25%, due 2/15/32	2,490,000	2,200,418
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	795,000	798,280
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(f)	2,190,000	2,199,785
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,053,193
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	1,980,000	2,036,250
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,271,111
Western Midstream Operating LP
5.25%, due 2/1/50 (i)	2,100,000	1,766,158
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,000,000	685,420
		14,536,101
Real Estate 0.5%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	750,000	758,460
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,050,000	1,051,313
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(f)	1,100,000	1,132,037
		2,941,810
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate Investment Trusts 1.7%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	$ 1,254,000	$ 1,231,953
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	1,390,000	1,454,713
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	1,840,000	1,837,663
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	1,790,000	1,759,582
6.00%, due 4/15/30	1,250,000	1,264,304
Trust Fibra Uno
8.25%, due 1/23/37 (a)	150,000	158,072
Series Reg S
8.25%, due 1/23/37	680,000	716,595
Uniti Group LP
10.50%, due 2/15/28 (a)	1,117,000	1,184,067
		9,606,949
Retail 1.3%
AutoNation, Inc.
4.75%, due 6/1/30	926,000	920,719
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)(h)	1,790,000	1,844,862
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	571,000	587,787
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)	1,390,000	1,375,743
Sally Holdings LLC
6.75%, due 3/1/32 (h)	535,000	549,235
Staples, Inc.
10.75%, due 9/1/29 (a)	675,000	638,837
Victra Holdings LLC
8.75%, due 9/15/29 (a)(h)	1,110,000	1,162,930
		7,080,113
Software 0.4%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,235,000	1,246,502
8.25%, due 6/30/32	1,110,000	1,181,294
		2,427,796
Telecommunications 1.4%
AT&T, Inc.
3.50%, due 9/15/53	1,405,000	950,985
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)(c)	440,000	437,554
Iliad Holding SASU
8.50%, due 4/15/31 (a)	1,110,000	1,187,284
	Principal Amount	Value

Telecommunications (continued)
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	$ 750,000	$ 711,060
Series Reg S
11.125%, due 12/31/32	200,000	189,280
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	357,000	362,649
VEON Holdings BV
Series Reg S
3.375%, due 11/25/27	4,500,000	4,147,078
		7,985,890
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	630,000	669,080
Total Corporate Bonds (Cost $240,784,140)		237,032,300
Foreign Government Bonds 5.4%
Angola 0.1%
Angola Government Bond
8.75%, due 4/14/32 (a)	800,000	706,130
Argentina 0.5%
Argentina Government Bond
1.00%, due 7/9/29	2,160,000	1,807,920
3.50%, due 7/9/41 (i)	752,000	464,886
4.125%, due 7/9/35 (i)	1,182,631	795,578
		3,068,384
Chile 0.4%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,400,000	1,464,449
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	777,000	691,338
		2,155,787
Colombia 0.1%
Ecopetrol SA
5.875%, due 5/28/45	1,090,000	752,305
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	680,000	654,982

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Dominican Republic 0.3%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 1,850,000	$ 1,706,347
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
5.50%, due 7/31/35 (i)	1,187,000	859,970
Egypt 0.2%
Egypt Government Bond (a)
7.625%, due 5/29/32	815,000	750,969
8.625%, due 2/4/30	200,000	202,007
		952,976
Israel 0.3%
Israel Government Bond
5.75%, due 3/12/54	1,925,000	1,781,633
Mexico 0.4%
Petroleos Mexicanos
10.00%, due 2/7/33 (h)	1,875,000	2,007,448
Morocco 0.4%
OCP SA
6.10%, due 4/30/30 (a)	200,000	202,660
Series Reg S
6.875%, due 4/25/44	2,000,000	1,930,570
		2,133,230
Paraguay 0.2%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,050,000	1,004,819
Poland 0.3%
Poland Government Bond
5.125%, due 9/18/34	1,400,000	1,405,239
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	1,266,000	1,082,317
	Principal Amount	Value

Saudi Arabia 0.4%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34	$ 1,890,000	$ 1,926,914
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	310,000	310,802
		2,237,716
Supranational 0.8%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,000,000	993,051
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(f)	1,510,000	1,466,844
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	2,000,000	1,835,000
		4,294,895
Ukraine 0.1%
Ukraine Government Bond (i)
1.75%, due 2/1/29	634,571	386,389
Series Reg S
1.75%, due 2/1/29	740,799	451,072
		837,461
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	1,300,000	1,351,485
Uzbekistan 0.2%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,300,000	1,385,266
Total Foreign Government Bonds (Cost $30,088,981)		30,378,390
Loan Assignments 3.3%
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.046% (3 Month SOFR + 1.75%), due 4/10/31 (b)	1,379,575	1,371,386
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber 0.8%
Glatfelter Corp.
First Lien Term Loan
8.583% (3 Month SOFR + 4.25%), due 11/4/31 (b)	$ 3,044,700	$ 2,980,000
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.677% (1 Month SOFR + 4.25%), due 4/2/29 (b)	1,493,021	1,373,580
		4,353,580
Construction & Buildings 0.2%
Oldcastle BuildingEnvelope, Inc.
First Lien Term Loan B
8.546% (3 Month SOFR + 4.25%), due 4/30/29 (b)	1,107,154	1,017,198
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.427% (1 Month SOFR + 4.00%), due 11/2/27 (b)	920,004	867,103
Finance 0.4%
Arches Buyer, Inc.
First Lien New Term Loan
7.677% (1 Month SOFR + 3.25%), due 12/6/27 (b)	1,094,271	1,079,566
Fortress Intermediate 3, Inc.
First Lien Initial Term Loan
7.827% (1 Month SOFR + 3.50%), due 6/27/31 (b)	1,268,609	1,268,609
		2,348,175
Healthcare, Education & Childcare 0.2%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.327% (1 Month SOFR + 4.00%), due 4/23/31 (b)	1,258,659	1,255,905
High Tech Industries 0.3%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.299% (3 Month SOFR + 3.00%), due 2/3/31 (b)	1,478,825	1,478,131
	Principal Amount	Value

Media 0.6%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (b)	$ 1,459,093	$ 1,443,982
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.676% (1 Month SOFR + 3.25%), due 1/31/29 (b)	2,115,000	2,094,180
		3,538,162
Services: Business 0.3%
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	555,000	557,081
Staples, Inc.
First Lien Closing Date Term Loan
10.026% (3 Month SOFR + 5.75%), due 8/23/29 (b)	1,110,000	1,022,125
		1,579,206
Software 0.2%
Opal LLC
First Lien Facility Term Loan B2
7.435% (6 Month SOFR + 3.25%), due 4/23/32 (b)	890,000	892,447
Total Loan Assignments (Cost $18,820,458)		18,701,293
Mortgage-Backed Securities 28.7%
Agency (Collateralized Mortgage Obligations) 8.6%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	3,389,987	102,267
REMIC, Series 5164, Class SA
(zero coupon) (SOFR 30A + 3.75%), due 11/25/51 (b)(d)	8,072,402	271,125
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	2,699,423	65,642
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,321,809	1,906,440
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	859,057	713,542
REMIC, Series 5363
(zero coupon), due 12/25/53	966,605	829,358

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	$ 1,024,005	$ 667,998
REMIC, Series 5471, Class SK
1.045% (SOFR 30A + 5.35%), due 8/25/54 (b)(d)	4,410,910	184,338
REMIC, Series 4993, Class KS
1.63% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	4,405,002	596,930
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (d)	879,218	134,682
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (d)	1,715,266	184,898
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (d)	3,130,238	533,328
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	2,394,135	445,454
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,355,346	224,166
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (d)	3,731,226	645,592
REMIC, Series 5191
3.50%, due 9/25/50 (d)	1,967,680	361,354
REMIC, Series 5036
3.50%, due 11/25/50 (d)	2,473,453	532,028
REMIC, Series 5040
3.50%, due 11/25/50 (d)	1,254,753	234,764
REMIC, Series 5527, Class FA
5.305% (SOFR 30A + 1.00%), due 4/25/55 (b)	922,086	917,284
FHLMC, Strips (d)
Series 311, Class S1
1.532% (SOFR 30A + 5.836%), due 8/15/43 (b)	4,018,148	431,688
Series 397, Class C61
5.50%, due 1/25/53	1,799,185	415,150
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,084,092	870,337
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,191,076	931,042
REMIC, Series 2023-51
(zero coupon), due 11/25/53	854,001	719,064
REMIC, Series 2022-10, Class SA
1.445% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	2,210,850	259,682
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2016-57, Class SN
1.63% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	$ 1,945,526	$ 213,571
REMIC, Series 2019-32, Class SB
1.63% (SOFR 30A + 5.936%), due 6/25/49 (b)(d)	1,915,020	226,268
REMIC, Series 2020-23, Class PS
1.63% (SOFR 30A + 5.936%), due 2/25/50 (b)(d)	2,404,266	314,779
REMIC, Series 2016-19, Class SD
1.68% (SOFR 30A + 5.986%), due 4/25/46 (b)(d)	3,546,502	311,972
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,811,424	294,472
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	676,488	83,286
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,907,361	704,380
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,420,117	516,546
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	6,302,127	602,465
Series 440, Class C46
4.00%, due 10/25/53	4,594,402	1,007,200
Series 438, Class C34
6.00%, due 8/25/53	2,659,898	628,195
Series 2024-81
6.00%, due 7/25/54	3,050,310	713,714
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	3,570,572	56,263
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(d)	4,785,342	83,458
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	6,558,799	79,224
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	6,269,465	81,712
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,010,906	51,582
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	$ 2,853,480	$ 45,516
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	4,296,268	158,917
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	8,278,492	145,551
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	4,999,487	20,746
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	3,471,902	61,172
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	6,744,648	107,595
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	3,379,801	53,915
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	17,070,533	287,053
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,362,656	1,056,367
REMIC, Series 2023-53
(zero coupon), due 4/20/53	634,078	504,126
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	855,414	723,930
REMIC, Series 2024-51, Class SX
0.898% (SOFR 30A + 5.20%), due 3/20/54 (b)(d)	13,418,679	567,720
REMIC, Series 2023-80, Class SA
0.948% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	6,853,884	269,142
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,703,014	1,983,192
REMIC, Series 2020-183, Class HT
1.468% (SOFR 30A + 5.77%), due 12/20/50 (b)(d)	3,961,419	506,105
REMIC, Series 2022-190, Class HS
1.618% (1 Month SOFR + 5.936%), due 2/20/50 (b)(d)	7,675,382	1,002,931
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-34, Class SC
1.618% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	$ 3,582,045	$ 466,736
REMIC, Series 2020-146, Class SA
1.868% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	2,486,826	357,958
REMIC, Series 2020-167, Class SN
1.868% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,516,832	225,779
REMIC, Series 2021-179, Class SA
1.868% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	3,799,508	558,139
REMIC, Series 2020-189, Class SU
1.868% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	855,127	128,805
REMIC, Series 2021-46, Class TS
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,789,521	239,788
REMIC, Series 2021-57, Class SA
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	5,789,687	771,160
REMIC, Series 2021-57, Class SD
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	2,348,211	321,751
REMIC, Series 2021-96, Class NS
1.868% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	4,575,702	635,283
REMIC, Series 2021-96, Class SN
1.868% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,297,851	421,896
REMIC, Series 2021-97, Class SM
1.868% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,439,300	529,861
REMIC, Series 2021-122, Class HS
1.868% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	3,193,136	452,951
REMIC, Series 2021-96, Class JS
1.918% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	3,022,415	443,831
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	1,727,370	216,635
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	3,542,925	406,906
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	592,516	488,176
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	2,848,585	324,277

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-86, Class SE
2.348% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	$ 2,275,499	$ 352,182
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(d)	4,343,945	626,137
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	1,203,488	184,405
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (d)	2,688,996	366,461
REMIC, Series 2023-60, Class ES
2.596% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,403,859	1,263,192
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	4,717,380	822,826
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	2,126,870	366,428
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	473,517	72,183
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	1,633,608	287,656
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (d)	2,654,051	455,206
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	2,395,384	370,827
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,494,970	590,402
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	4,539,336	806,261
REMIC, Series 2023-66, Class MP
3.696% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,765,962	1,652,223
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (d)	2,013,537	489,826
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.155% (SOFR 30A + 3.85%), due 7/25/54	565,000	586,146
Series 2019-01, Class B10
9.92% (SOFR 30A + 5.614%), due 10/25/49	2,500,000	2,494,136
Series 2020-01, Class CE
11.92% (SOFR 30A + 7.614%), due 3/25/50	2,575,000	2,680,385
		48,098,032
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 10.3%
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	$ 3,125,000	$ 2,384,385
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,000,000	1,636,350
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	2,005,000	1,771,069
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,430,000	2,137,930
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.24%, due 10/10/51 (a)	1,280,000	993,227
Series 2019-B14, Class C
3.888%, due 12/15/62	1,660,000	1,263,009
BF Mortgage Trust
Series 2019-NYT, Class F
7.609% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,835,000	1,584,548
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.284% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,530,000	1,533,818
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,214,000	1,842,636
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	1,350,000	1,257,707
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	595,368	575,423
COMM Mortgage Trust
Series 2020-CX, Class D
2.773%, due 11/10/46 (a)(e)	2,080,000	1,694,636
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	2,065,000	1,555,172
Series 2015-CR22, Class C
3.975%, due 3/10/48 (e)	375,000	337,406
Series 2016-DC2, Class D
4.087%, due 2/10/49 (a)(e)	3,225,000	3,027,454
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.08%, due 1/15/49 (a)(e)	1,420,000	1,136,883
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	$ 1,285,000	$ 828,825
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(e)	2,050,000	1,394,000
FHLMC (a)(b)
REMIC, Series 2024-MN8, Class M2
8.555% (SOFR 30A + 4.25%), due 5/25/44	985,000	1,028,157
REMIC, Series 2025-MN10, Class B1
9.255% (SOFR 30A + 4.95%), due 2/25/45	1,455,000	1,447,724
FHLMC, Multifamily Structured Pass-Through Certificates (a)(b)
REMIC, Series 2021-MN3, Class M1
6.605% (SOFR 30A + 2.30%), due 11/25/51	650,281	650,831
REMIC, Series 2024-MN9, Class B1
10.306% (SOFR 30A + 6.00%), due 10/25/44	1,470,000	1,518,079
GNMA (d)
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (e)	6,535,134	421,044
REMIC, Series 2020-177
0.82%, due 6/16/62 (e)	5,260,441	324,014
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (k)	8,900,383	660,436
REMIC, Series 2020-168, Class IA
0.98%, due 12/16/62 (e)	4,394,754	325,693
REMIC, Series 2021-47
0.992%, due 3/16/61 (e)	10,121,463	691,986
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (e)	3,816,069	272,676
REMIC, Series 2023-172
1.382%, due 2/16/66 (e)	6,005,629	577,079
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	1,920,000	1,392,019
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A
3.905%, due 5/5/30 (a)	1,128,466	1,038,188
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	475,000	356,192
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 1,645,000	$ 1,299,485
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.822%, due 3/10/50 (a)(e)	1,345,000	1,122,981
Morgan Stanley Bank of America Merrill Lynch Trust (a)(e)
Series 2015-C22, Class D
4.191%, due 4/15/48	2,015,000	1,319,865
Series 2015-C23, Class D
4.311%, due 7/15/50	575,000	544,807
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	2,110,000	2,219,883
SKY Trust
Series 2025-LINE, Class D
10.245% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,066,246	1,047,021
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,150,000	929,465
Series 2019-C18, Class C
4.053%, due 12/15/52 (e)	1,200,000	1,034,098
Series 2018-C9, Class C
5.109%, due 3/15/51 (e)	1,405,000	1,158,808
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	600,000	484,716
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,650,000	1,275,941
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	2,655,000	2,329,980
Series 2017-C39, Class D
4.504%, due 9/15/50 (a)(e)	405,000	343,522
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(e)	1,410,000	1,237,757
Series 2016-NXS5, Class D
5.119%, due 1/15/59 (e)	2,640,000	2,377,250
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(e)	1,520,000	1,352,344
		57,736,519
Whole Loan (Collateralized Mortgage Obligations) 9.8%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(i)	938,938	938,626

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP MacKay Strategic Bond Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(i)	$ 657,721	$ 642,556
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	46,733,816	602,572
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(k)	2,070,000	1,741,182
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.006% (SOFR 30A + 1.70%), due 1/25/45	725,000	724,550
Series 2025-R02, Class 1B1
6.256% (SOFR 30A + 1.95%), due 2/25/45	980,000	978,198
Series 2024-R05, Class 2B1
6.305% (SOFR 30A + 2.00%), due 7/25/44	1,160,000	1,163,585
Series 2021-R03, Class 1B1
7.055% (SOFR 30A + 2.75%), due 12/25/41	450,000	459,510
Series 2020-R02, Class 2B1
7.42% (SOFR 30A + 3.114%), due 1/25/40	615,000	629,138
Series 2023-R07, Class 2M2
7.556% (SOFR 30A + 3.25%), due 9/25/43	2,710,000	2,821,787
Series 2023-R03, Class 2M2
8.205% (SOFR 30A + 3.90%), due 4/25/43	1,950,000	2,073,708
Series 2021-R03, Class 1B2
9.805% (SOFR 30A + 5.50%), due 12/25/41	630,000	656,363
Series 2020-SBT1, Class 1B1
11.17% (SOFR 30A + 6.864%), due 2/25/40	2,100,000	2,234,716
Series 2022-R02, Class 2B2
11.955% (SOFR 30A + 7.65%), due 1/25/42	2,035,000	2,188,481
Series 2019-HRP1, Class B1
13.67% (SOFR 30A + 9.364%), due 11/25/39	2,135,000	2,302,699
Series 2022-R03, Class 1B2
14.155% (SOFR 30A + 9.85%), due 3/25/42	650,000	727,443
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(b)
Series 2023-DNA2, Class M1B
7.556% (SOFR 30A + 3.25%), due 4/25/43	$ 475,000	$ 497,688
Series 2021-DNA6, Class B1
7.705% (SOFR 30A + 3.40%), due 10/25/41	1,225,000	1,258,007
Series 2020-HQA1, Class B2
9.52% (SOFR 30A + 5.214%), due 1/25/50	1,736,000	1,910,476
Series 2022-HQA1, Class M2
9.555% (SOFR 30A + 5.25%), due 3/25/42	950,000	1,008,140
Series 2021-HQA3, Class B2
10.555% (SOFR 30A + 6.25%), due 9/25/41	2,640,000	2,752,249
Series 2021-HQA4, Class B2
11.305% (SOFR 30A + 7.00%), due 12/25/41	3,320,000	3,513,908
Series 2022-DNA1, Class B2
11.405% (SOFR 30A + 7.10%), due 1/25/42	977,000	1,041,621
Series 2022-DNA2, Class B2
12.805% (SOFR 30A + 8.50%), due 2/25/42	755,000	824,369
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.155%, due 8/25/48 (a)(k)	2,318,337	1,774,357
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.22% (SOFR 30A + 4.914%), due 9/25/47	3,790,000	4,132,389
REMIC, Series 2019-FTR2, Class B2
11.82% (SOFR 30A + 7.514%), due 11/25/48	1,680,000	1,947,545
REMIC, Series 2019-FTR1, Class B2
12.77% (SOFR 30A + 8.464%), due 1/25/48	1,705,000	2,027,072
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(k)	249,387	240,892
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(i)	1,317,769	1,336,350
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.074%, due 4/25/66	1,473,279	910,623
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Mill City Mortgage Loan Trust (a)(k) (continued)
Series 2018-3, Class B4
3.678%, due 8/25/58	$ 928,022	$ 574,401
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(i)	1,818,500	1,827,364
STACR Trust
Series 2018-HRP1, Class B2
16.17% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,986,680	2,399,808
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.659%, due 6/25/57	1,187,590	754,216
Series 2018-2, Class B5
3.721%, due 3/25/58	3,780,372	1,613,745
Series 2019-1, Class B2
3.789%, due 3/25/58	545,000	412,779
Verus Securitization Trust
Series 2023-INV2, Class B2
8.066%, due 8/25/68 (a)(e)	1,000,000	991,273
		54,634,386
Total Mortgage-Backed Securities (Cost $155,535,616)		160,468,937
U.S. Government & Federal Agencies 4.4%
United States Treasury Bonds 0.5%
U.S. Treasury Bonds
4.75%, due 5/15/55	2,730,000	2,714,644
United States Treasury Note 3.9%
U.S. Treasury Notes
4.25%, due 5/15/35	21,880,000	21,914,187
Total U.S. Government & Federal Agencies (Cost $24,123,901)		24,628,831
Total Long-Term Bonds (Cost $548,696,725)		550,600,246

	Shares

Short-Term Investments 1.8%
Affiliated Investment Company 1.1%
NYLI U.S. Government Liquidity Fund, 4.201% (l)	6,372,378	6,372,378
	Shares	Value

Unaffiliated Investment Company 0.7%
Invesco Government & Agency Portfolio, 4.368% (l)(m)	3,740,813	$ 3,740,813
Total Short-Term Investments (Cost $10,113,191)		10,113,191
Total Investments (Cost $558,809,916)	100.2%	560,713,437
Other Assets, Less Liabilities	(0.2)	(1,286,373)
Net Assets	100.0%	$ 559,427,064

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(h)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $3,637,731; the total market value of collateral held by the Portfolio was $3,762,836. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $22,023. The Portfolio received cash collateral with a value of $3,740,813. (See Note 2(K))
(i)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP MacKay Strategic Bond Portfolio

(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
(l)	Current yield as of June 30, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,039	$ 99,448	$ (96,115)	$ —	$ —	$ 6,372	$ 116	$ —	6,372
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	734	September 2025	$ 79,279,328	$ 80,006,000	$ 726,672
U.S. Treasury 10 Year Notes	137	September 2025	15,169,208	15,361,125	191,917
U.S. Treasury 10 Year Ultra Bonds	211	September 2025	23,564,904	24,110,047	545,143
Total Long Contracts					1,463,732
Short Contracts
Canada 5 Year Bonds	(1,067)	September 2025	(89,255,442)	(89,410,957)	(155,515)
U.S. Treasury 2 Year Notes	(62)	September 2025	(12,863,894)	(12,897,453)	(33,559)
Total Short Contracts					(189,074)
Net Unrealized Appreciation					$ 1,274,658

1.	As of June 30, 2025, cash in the amount of $3,008,398 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
USISDA—U.S. International Swaps and Derivatives Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 79,390,495	$ —	$ 79,390,495
Corporate Bonds	—	237,032,300	—	237,032,300
Foreign Government Bonds	—	30,378,390	—	30,378,390
Loan Assignments	—	18,701,293	—	18,701,293
Mortgage-Backed Securities	—	160,468,937	—	160,468,937
U.S. Government & Federal Agencies	—	24,628,831	—	24,628,831
Total Long-Term Bonds	—	550,600,246	—	550,600,246
Short-Term Investments
Affiliated Investment Company	6,372,378	—	—	6,372,378
Unaffiliated Investment Company	3,740,813	—	—	3,740,813
Total Short-Term Investments	10,113,191	—	—	10,113,191
Total Investments in Securities	10,113,191	550,600,246	—	560,713,437
Other Financial Instruments (b)
Futures Contracts	1,463,732	—	—	1,463,732
Total Investments in Securities and Other Financial Instruments	$ 11,576,923	$ 550,600,246	$ —	$ 562,177,169
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (189,074)	$ —	$ —	$ (189,074)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP MacKay Strategic Bond Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $552,437,538) including securities on loan of $3,637,731	$554,341,059
Investment in affiliated investment companies, at value (identified cost $6,372,378)	6,372,378
Cash	208,931
Cash denominated in foreign currencies (identified cost $466)	509
Cash collateral on deposit at broker for futures contracts	3,008,398
Receivables:
Interest	5,253,134
Portfolio shares sold	858,014
Variation margin on futures contracts	149,905
Securities lending	5,252
Investment securities sold	3,427
Other assets	6,784
Total assets	570,207,791
Liabilities
Cash collateral received for securities on loan	3,740,813
Payables:
Investment securities purchased	5,836,659
Portfolio shares redeemed	760,800
Manager (See Note 3)	272,651
NYLIFE Distributors (See Note 3)	108,825
Professional fees	41,684
Custodian	13,187
Shareholder communication	1,820
Trustees	79
Accrued expenses	4,209
Total liabilities	10,780,727
Net assets	$559,427,064
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$56,934
Additional paid-in-capital	610,218,166
610,275,100
Total distributable earnings (loss)	(50,848,036)
Net assets	$559,427,064
Initial Class
Net assets applicable to outstanding shares	$28,452,355
Shares of beneficial interest outstanding	2,885,692
Net asset value per share outstanding	$9.86
Service Class
Net assets applicable to outstanding shares	$530,974,709
Shares of beneficial interest outstanding	54,048,523
Net asset value per share outstanding	$9.82

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$18,320,378
Dividends-affiliated	116,166
Securities lending, net	30,806
Total income	18,467,350
Expenses
Manager (See Note 3)	1,711,737
Distribution/Service—Service Class (See Note 3)	687,004
Professional fees	59,936
Custodian	26,682
Shareholder communication	23,419
Trustees	7,169
Miscellaneous	12,697
Total expenses	2,528,644
Net investment income (loss)	15,938,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(417,128)
Futures transactions	876,644
Foreign currency transactions	(250,304)
Foreign currency forward transactions	80,653
Net realized gain (loss)	289,865
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,774,806
Futures contracts	1,517,633
Foreign currency forward contracts	(577,589)
Translation of other assets and liabilities in foreign currencies	1,054
Net change in unrealized appreciation (depreciation)	12,715,904
Net realized and unrealized gain (loss)	13,005,769
Net increase (decrease) in net assets resulting from operations	$28,944,475
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP MacKay Strategic Bond Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$15,938,706	$34,839,973
Net realized gain (loss)	289,865	(5,406,127)
Net change in unrealized appreciation (depreciation)	12,715,904	14,210,597
Net increase (decrease) in net assets resulting from operations	28,944,475	43,644,443
Distributions to shareholders:
Initial Class	(861,555)	(1,581,658)
Service Class	(15,952,668)	(33,437,870)
Total distributions to shareholders	(16,814,223)	(35,019,528)
Capital share transactions:
Net proceeds from sales of shares	20,821,773	50,952,601
Net asset value of shares issued to shareholders in reinvestment of distributions	16,814,223	35,019,528
Cost of shares redeemed	(100,240,226)	(161,119,879)
Increase (decrease) in net assets derived from capital share transactions	(62,604,230)	(75,147,750)
Net increase (decrease) in net assets	(50,473,978)	(66,522,835)
Net Assets
Beginning of period	609,901,042	676,423,877
End of period	$559,427,064	$609,901,042
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.66	$9.55	$9.11	$10.19	$10.25	$9.92
Net investment income (loss) (a)	0.28	0.55	0.45	0.34	0.29	0.28
Net realized and unrealized gain (loss)	0.22	0.12	0.46	(1.08)	(0.10)	0.32
Total from investment operations	0.50	0.67	0.91	(0.74)	0.19	0.60
Less distributions:
From net investment income	(0.30)	(0.56)	(0.47)	(0.34)	(0.25)	(0.26)
Return of capital	—	—	—	(0.00)‡	—	(0.01)
Total distributions	(0.30)	(0.56)	(0.47)	(0.34)	(0.25)	(0.27)
Net asset value at end of period	$9.86	$9.66	$9.55	$9.11	$10.19	$10.25
Total investment return (b)	5.25%	7.15%	10.19%	(7.24)%	1.96%	6.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.76%††	5.63%	4.86%	3.54%	2.80%	2.84%
Net expenses (c)	0.64%††	0.63%	0.62%	0.62%	0.62%(d)	0.70%(d)
Portfolio turnover rate	64%	104%	70%	60%	62%	52%(e)
Net assets at end of period (in 000's)	$28,452	$28,319	$26,163	$21,924	$24,820	$22,538

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.61%	0.01%
December 31, 2020	0.62%	0.08%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% for the year ended December 31, 2020.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP MacKay Strategic Bond Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.63	$9.52	$9.08	$10.16	$10.21	$9.89
Net investment income (loss) (a)	0.27	0.52	0.43	0.31	0.26	0.26
Net realized and unrealized gain (loss)	0.21	0.13	0.45	(1.07)	(0.08)	0.30
Total from investment operations	0.48	0.65	0.88	(0.76)	0.18	0.56
Less distributions:
From net investment income	(0.29)	(0.54)	(0.44)	(0.32)	(0.23)	(0.23)
Return of capital	—	—	—	(0.00)‡	—	(0.01)
Total distributions	(0.29)	(0.54)	(0.44)	(0.32)	(0.23)	(0.24)
Net asset value at end of period	$9.82	$9.63	$9.52	$9.08	$10.16	$10.21
Total investment return (b)	5.12%	6.88%	9.92%	(7.47)%	1.71%	5.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.51%††	5.37%	4.60%	3.26%	2.53%	2.59%
Net expenses (c)	0.89%††	0.88%	0.87%	0.87%	0.87%(d)	0.93%(d)
Portfolio turnover rate	64%	104%	70%	60%	62%	52%(e)
Net assets at end of period (in 000's)	$530,975	$581,582	$650,260	$701,271	$932,562	$969,321

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sales expenses)	Short Sales Expenses
December 31, 2021	0.86%	0.01%
December 31, 2020	0.86%	0.07%

(e)	The portfolio turnover rate not including mortgage dollar rolls was 51% for the year ended December 31, 2020.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Strategic Bond Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	April 29, 2011
Service Class	April 29, 2011
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return by investing primarily in domestic and foreign debt securities.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

26	NYLI VP MacKay Strategic Bond Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are
27

Notes to Financial Statements (Unaudited) (continued)
marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly  and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

28	NYLI VP MacKay Strategic Bond Portfolio

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain
29

Notes to Financial Statements (Unaudited) (continued)
exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(J) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where

30	NYLI VP MacKay Strategic Bond Portfolio

the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2025, are shown in the Portfolio of Investments.
(N) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result of these and other events, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to the extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(O) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
31

Notes to Financial Statements (Unaudited) (continued)
Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(P) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(Q) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows. These derivatives are not accounted for as hedging instruments.
The Portfolio entered into futures contracts in order to help manage the duration and yield curve of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds.
The Portfolio entered into foreign currency forward contracts to hedge against the risk of loss due to changing currency exchange rates.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,463,732
Total Fair Value	$1,463,732

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(189,074)
Total Fair Value	$(189,074)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$876,644	$876,644
Forward Transactions	80,653	—	80,653
Total Net Realized Gain (Loss)	$80,653	$876,644	$957,297

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$1,517,633	$1,517,633
Forward Contracts	(577,589)	—	(577,589)
Total Net Change in Unrealized Appreciation (Depreciation)	$(577,589)	$1,517,633	$940,044

Average Notional Amount	Total
Futures Contracts Long	$103,779,997
Futures Contracts Short	$(92,347,070)
Forward Contracts Long (a)	$10,449,199
Forward Contracts Short (b)	$(18,885,516)

(a)	Positions were open for three months during the reporting period.
(b)	Positions were open for four months during the reporting period.

32	NYLI VP MacKay Strategic Bond Portfolio

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $5 billion; and 0.475% in excess of $5 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.59% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,711,737 and paid the Subadvisor fees in the amount of $855,869.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life
Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$558,904,781	$11,760,011	$(9,951,355)	$1,808,656
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $53,762,101, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$53,762
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$35,019,528
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
33

Notes to Financial Statements (Unaudited) (continued)
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of U.S. government securities were $181,646 and $200,955, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $184,513 and $227,758, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	57,935	$568,251
Shares issued to shareholders in reinvestment of distributions	87,823	861,555
Shares redeemed	(191,626)	(1,865,224)
Net increase (decrease)	(45,868)	$(435,418)
Year ended December 31, 2024:
Shares sold	196,123	$1,899,068
Shares issued to shareholders in reinvestment of distributions	163,636	1,581,658
Shares redeemed	(167,652)	(1,634,908)
Net increase (decrease)	192,107	$1,845,818

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,075,377	$20,253,522
Shares issued to shareholders in reinvestment of distributions	1,632,260	15,952,668
Shares redeemed	(10,078,855)	(98,375,002)
Net increase (decrease)	(6,371,218)	$(62,168,812)
Year ended December 31, 2024:
Shares sold	5,068,421	$49,053,533
Shares issued to shareholders in reinvestment of distributions	3,472,561	33,437,870
Shares redeemed	(16,439,722)	(159,484,971)
Net increase (decrease)	(7,898,740)	$(76,993,568)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on

34	NYLI VP MacKay Strategic Bond Portfolio

the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
36

NYLI VP PIMCO Real Return Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 119.0%
Asset-Backed Securities 7.7%
Home Equity Asset-Backed Securities 1.6%
Argent Securities Trust
Series 2006-W4, Class A2C
4.754% (1 Month SOFR + 0.434%), due 5/25/36 (a)	$ 270,961	$ 64,498
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
4.562% (1 Month SOFR + 0.734%), due 1/25/32 (a)	309,929	303,317
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
4.654% (1 Month SOFR + 0.334%), due 7/25/37 (a)(b)	683,613	447,834
CWABS Asset-Backed Certificates Trust
Series 2007-8, Class 1A1
4.624% (1 Month SOFR + 0.304%), due 11/25/37 (a)	999,419	949,113
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
4.554% (1 Month SOFR + 0.234%), due 12/25/36 (a)	336,311	307,978
GSAA Home Equity Trust
Series 2006-17, Class A3A
4.914% (1 Month SOFR + 0.594%), due 11/25/36 (a)	927,292	291,922
Home Equity Asset Trust
Series 2005-8, Class M2
5.109% (1 Month SOFR + 0.789%), due 2/25/36 (a)	129,507	126,958
Lehman XS Trust
Series 2007-20N, Class A1
6.734% (1 Month SOFR + 2.414%), due 12/25/37 (a)	19,777	19,262
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
4.674% (1 Month SOFR + 0.354%), due 8/25/36 (a)	207,182	82,676
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
4.734% (1 Month SOFR + 0.414%), due 10/25/36 (a)	105,883	34,253
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
5.214% (1 Month SOFR + 0.894%), due 1/25/35 (a)	67,654	68,151
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
New Century Home Equity Loan Trust
Series 2004-4, Class M1
5.199% (1 Month SOFR + 0.879%), due 2/25/35 (a)	$ 41,638	$ 40,264
Option One Mortgage Loan Trust
Series 2006-1, Class M1
4.974% (1 Month SOFR + 0.654%), due 1/25/36 (a)	1,141,327	1,073,275
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
5.304% (1 Month SOFR + 0.984%), due 2/25/36 (a)	1,095,710	1,039,347
RASC Trust (a)
Series 2006-EMX4, Class A4
4.894% (1 Month SOFR + 0.344%), due 6/25/36	311,563	306,446
Series 2005-EMX1, Class M2
5.529% (1 Month SOFR + 1.209%), due 3/25/35	478,476	478,615
Saxon Asset Securities Trust
Series 2007-3, Class 1A
4.744% (1 Month SOFR + 0.424%), due 9/25/37 (a)	61,592	59,212
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
4.734% (1 Month SOFR + 0.414%), due 7/25/36	306,577	119,523
Series 2006-HE1, Class A2C
4.754% (1 Month SOFR + 0.434%), due 7/25/36	507,301	165,066
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
4.614% (1 Month SOFR + 0.294%), due 7/25/37	125,720	112,855
Series 2007-OPT1, Class 1A1
4.634% (1 Month SOFR + 0.314%), due 6/25/37	227,534	154,130
		6,244,695
Other Asset-Backed Securities 6.1%
Adagio CLO VIII DAC
Series VIII-A, Class AN
3.209% (3 Month EURIBOR + 0.93%), due 4/15/32 (a)	EUR 653,363	767,320
Anchorage Capital CLO 20 Ltd.
Series 2021-20A, Class A1R
5.369% (3 Month SOFR + 1.10%), due 1/20/35 (a)(b)	$ 900,000	899,460

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd. (a)(b)
Series 2022-FL1, Class A
5.754% (SOFR 30A + 1.45%), due 1/15/37	$ 802,522	$ 802,436
Series 2021-FL4, Class A
5.776% (1 Month SOFR + 1.464%), due 11/15/36	373,172	372,981
Ares European CLO X DAC
Series 10A, Class AR
3.059% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)	EUR 544,195	640,051
Atlas Static Senior Loan Fund I Ltd.
Series 2022-1A, Class AR
6.006% (3 Month SOFR + 1.75%), due 7/15/30 (a)(b)	$ 82,558	82,627
Bain Capital Credit CLO Ltd.
Series 2022-2A, Class A1R
5.482% (3 Month SOFR + 1.15%), due 4/22/35 (a)(b)	2,000,000	2,000,000
Bain Capital Euro CLO DAC
Series 2020-1A, Class A
3.336% (3 Month EURIBOR + 1.10%), due 1/24/33 (a)	EUR 333,101	392,414
Barings Euro CLO DAC
Series 2021-2A, Class A
3.259% (3 Month EURIBOR + 0.98%), due 10/15/34 (a)	2,000,000	2,342,485
Black Diamond CLO DAC
Series 2017-2A, Class A1
3.096% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)	76,367	89,951
BlueMountain Fuji EUR CLO V DAC
Series 5A, Class A
3.189% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)	1,099,093	1,290,816
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
2.893% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)	503,714	591,884
CarVal CLO III Ltd.
Series 2019-2A, Class AR2
5.259% (3 Month SOFR + 0.99%), due 7/20/32 (a)(b)	$ 2,071,419	2,072,428
CIFC European Funding CLO III DAC
Series 3A, Class A
3.329% (3 Month EURIBOR + 1.05%), due 1/15/34 (a)	EUR 1,200,000	1,413,541
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CIFC Funding Ltd. (a)(b)
Series 2017-4A, Class A1R
5.487% (3 Month SOFR + 1.212%), due 10/24/30	$ 123,207	$ 123,299
Series 2018-3A, Class A
5.631% (3 Month SOFR + 1.362%), due 7/18/31	311,755	311,968
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
5.561% (3 Month SOFR + 1.292%), due 4/20/30 (a)(b)	5,027	5,028
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class A1E
2.974% (3 Month EURIBOR + 0.96%), due 9/22/34 (a)	EUR 1,000,000	1,175,235
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
3.003% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)	360,064	422,865
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R
5.608% (3 Month SOFR + 1.352%), due 7/15/31 (a)(b)	$ 301,280	301,338
Greywolf CLO III Ltd.
Series 2020-3RA, Class A1R2
5.502% (3 Month SOFR + 1.23%), due 4/22/33 (a)(b)	1,200,000	1,202,040
Invesco Euro CLO I DAC
Series 1A, Class A1R
2.929% (3 Month EURIBOR + 0.65%), due 7/15/31 (a)	EUR 370,166	433,438
LCM 30 Ltd.
Series 30A, Class AR
5.611% (3 Month SOFR + 1.342%), due 4/20/31 (a)(b)	$ 725,167	726,001
LCM 35 Ltd.
Series 35A, Class A1R
5.336% (3 Month SOFR + 1.08%), due 10/15/34 (a)(b)	1,000,000	999,975
LCM Loan Income Fund I Ltd.
Series 1A, Class A
5.561% (3 Month SOFR + 1.292%), due 4/20/31 (a)(b)	466,995	467,106
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A
5.853% (SOFR 30A + 1.55%), due 1/17/37 (a)(b)	491,096	490,816

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Madison Park Euro Funding IX DAC
Series 9A, Class AR
3.159% (3 Month EURIBOR + 0.88%), due 7/15/35 (a)	EUR 500,000	$ 586,035
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
5.691% (3 Month SOFR + 1.422%), due 7/20/32 (a)(b)	$ 118,527	118,589
Palmer Square European Loan Funding DAC
Series 2023-3A, Class AR
3.113% (3 Month EURIBOR + 0.97%), due 5/15/33 (a)	EUR 389,432	458,854
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class A1
5.318% (3 Month SOFR + 1.062%), due 10/15/29 (a)(b)	$ 31,327	31,328
Rad CLO 5 Ltd.
Series 2019-5A, Class AR
5.657% (3 Month SOFR + 1.382%), due 7/24/32 (a)(b)	1,037,557	1,038,117
Romark CLO Ltd.
Series 2017-1A, Class A1R
5.571% (3 Month SOFR + 1.292%), due 10/23/30 (a)(b)	86,997	87,023
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
5.724% (3 Month SOFR + 1.402%), due 8/13/31 (a)(b)	96,740	96,796
SLM Student Loan Trust
Series 2004-3A, Class A6B
5.175% (SOFR 90A + 0.812%), due 10/25/64 (a)(b)	208,115	207,473
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
5.741% (3 Month SOFR + 1.472%), due 7/20/32 (a)(b)	420,816	421,224
St Pauls CLO II DAC
Series 2A, Class AR4
3.138% (3 Month EURIBOR + 0.98%), due 10/25/35 (a)	EUR 500,000	585,263
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
5.664% (3 Month SOFR + 1.392%), due 4/20/32 (a)(b)	$ 412,867	413,025
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
5.651% (3 Month SOFR + 1.382%), due 7/20/32 (a)(b)	$ 235,256	$ 234,847
VOYA CLO
Series 2017-2A, Class A1R
5.498% (3 Month SOFR + 1.242%), due 6/7/30 (a)(b)	38,007	38,015
		24,734,092
Total Asset-Backed Securities (Cost $31,084,660)		30,978,787
Corporate Bonds 0.3%
Banks 0.1%
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (c)(d)	190,000	193,262
Nykredit Realkredit A/S
Series Reg S
1.00%, due 10/1/50	DKK 32,733	4,030
Series Reg S
1.50%, due 10/1/52	318,785	39,390
Series Reg S
1.50%, due 10/1/53	99,589	10,936
Series Reg S
2.50%, due 10/1/47	1,510	222
UBS Group AG
Series Reg S
7.75%, due 3/1/29 (c)	EUR 100,000	132,688
		380,528
Diversified Financial Services 0.2%
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	$ 66,000	62,739
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 18,059	2,340
Series Reg S
1.00%, due 10/1/50	1,497,766	184,446
Series CCE
1.50%, due 10/1/53	1,974,248	244,095
Series 111E
2.50%, due 10/1/47	3,953	580
Nordea Kredit Realkreditaktieselskab
1.00%, due 10/1/53	85,468	10,652
1.50%, due 10/1/53	529,517	65,720
1.50%, due 10/1/53	13,360	1,706
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Nordea Kredit Realkreditaktieselskab (continued)
1.50%, due 10/1/53	DKK 500,000	$ 54,906
Series Reg S
2.00%, due 10/1/53	399,414	52,479
2.50%, due 10/1/47	1,742	256
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	5,908	690
Series Reg S
1.50%, due 10/1/53	762,560	97,280
Series Reg S
2.00%, due 10/1/53	359,593	43,524
Series Reg S
2.50%, due 4/1/47	7,988	1,172
		822,585
Total Corporate Bonds (Cost $1,361,678)		1,203,113
Foreign Government Bonds 4.4%
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (e)	CAD 1,116,300	861,988
France 1.3%
France Government Bond (b)(e)
Series Reg S
0.10%, due 3/1/26	EUR 3,779,086	4,423,765
Series Reg S
0.10%, due 7/25/31	854,665	961,264
		5,385,029
Italy 0.7%
Italy Buoni Poliennali del Tesoro (e)
Series Reg S
0.40%, due 5/15/30 (b)	1,609,348	1,845,080
Series Reg S
1.80%, due 5/15/36	620,898	730,851
		2,575,931
	Principal Amount	Value

Japan 2.1%
Japan Government CPI Linked Bond (e)
0.10%, due 3/10/28	JPY 484,232,810	$ 3,478,066
0.10%, due 3/10/29	686,186,250	4,949,122
		8,427,188
Mexico 0.0% ‡
Mexican Udibonos
4.00%, due 8/24/34 (e)	MXN 926,721	45,861
Peru 0.1%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,000,000	295,872
6.15%, due 8/12/32	900,000	262,143
		558,015
Total Foreign Government Bonds (Cost $18,721,862)		17,854,012
Mortgage-Backed Securities 3.9%
Agency (Collateralized Mortgage Obligations) 3.3%
FHLMC (a)
REMIC, Series 4779, Class WF
4.814% (SOFR 30A + 0.464%), due 7/15/44	$ 86,132	84,560
REMIC, Series 4694, Class FA
4.818% (SOFR 30A + 0.514%), due 6/15/47	714,125	694,794
REMIC, Series 4851, Class PF
4.818% (SOFR 30A + 0.514%), due 8/15/57	1,000,652	943,743
REMIC, Series 5513, Class MF
5.245% (SOFR 30A + 0.94%), due 11/25/54	1,981,951	1,976,753
FHLMC, Strips
Series 278, Class F1
4.868% (SOFR 30A + 0.564%), due 9/15/42 (a)	118,016	116,381
FNMA (a)
REMIC, Series 2025-47, Class FJ
5.335% (SOFR 30A + 1.03%), due 6/25/55	1,985,816	1,994,440
REMIC, Series 2025-19, Class FC
5.465% (SOFR 30A + 1.16%), due 3/25/55	1,906,579	1,905,943

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PIMCO Real Return Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (a)
REMIC, Series 2023-H20, Class FA
5.202% (SOFR 30A + 0.90%), due 7/20/73	$ 4,842,843	$ 4,863,846
REMIC, Series 2023-H11, Class FC
5.402% (SOFR 30A + 1.10%), due 5/20/73	485,997	492,925
REMIC, Series 2018-H15, Class FG
5.461% (12 Month SOFR + 0.865%), due 8/20/68	288,259	289,407
REMIC, Series 2017-H10, Class FB
5.592% (12 Month SOFR + 1.465%), due 4/20/67	118,974	120,682
		13,483,474
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	21,799	11,930
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	523,853	178,105
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	24,504	10,837
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.742%, due 3/25/37 (f)	142,913	121,059
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	92,908	91,839
Eurosail-UK plc (a)
Series 2007-3A, Class A3C
5.294% (SONIA3M IR + 1.069%), due 6/13/45 (b)	GBP 9,645	13,218
Series Reg S, Class A3A
5.294% (SONIA3M IR + 1.069%), due 6/13/45	36,175	49,584
Series Reg S, Class A3C
5.294% (SONIA3M IR + 1.069%), due 6/13/45	9,645	13,218
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
4.794% (1 Month SOFR + 0.474%), due 9/25/46 (a)	$ 49,974	46,112
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
4.914% (1 Month SOFR + 0.594%), due 7/25/35	$ 72,708	$ 66,874
Series 2005-AR14, Class 1A1A
4.994% (1 Month SOFR + 0.674%), due 7/25/35	591,305	428,313
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
5.399%, due 7/25/35 (f)	129,296	53,889
New Residential Mortgage Loan Trust (b)(g)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	124,329	119,263
Series 2018-3A, Class A1
4.50%, due 5/25/58	78,681	77,028
OBX Trust
Series 2018-1, Class A2
5.084% (1 Month SOFR + 0.764%), due 6/25/57 (a)(b)	14,947	14,655
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
6.234% (1 Month SOFR + 1.914%), due 4/25/35 (a)	100,000	98,827
RALI Trust
Series 2006-QH1, Class A1
4.814% (1 Month SOFR + 0.494%), due 12/25/36 (a)	561,059	502,093
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	221,658	66,683
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
5.054% (1 Month SOFR + 0.734%), due 6/25/44 (a)	211,721	200,765
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
4.754% (1 Month SOFR + 0.434%), due 2/25/37 (a)	298,083	229,619
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	28,734	20,571
		2,414,482
Total Mortgage-Backed Securities (Cost $16,482,633)		15,897,956
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies 102.7%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
UMBS Pool, 30 Year
2.00%, due 3/1/52	$ 166,237	$ 131,938
3.00%, due 1/1/52	373,737	324,154
		456,092
Federal National Mortgage Association (Mortgage Pass-Through Securities) 10.3%
FNMA (a)
4.887% (11th District Cost of Funds Index + 1.933%), due 12/1/36	21,971	21,787
5.696% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	70,123	70,747
7.037% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	86,061	89,447
UMBS, 30 Year
4.00%, due 8/1/52	401,415	374,025
4.50%, due 7/1/52	496,624	475,900
4.50%, due 3/1/53	437,607	418,803
UMBS, Single Family, 30 Year TBA (h)
4.00%, due 7/25/55	5,800,000	5,392,416
4.50%, due 7/25/55	19,700,000	18,841,503
6.00%, due 7/25/55	15,300,000	15,546,679
		41,231,307
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
GNMA II, Single Family, 30 Year
3.50%, due 3/20/52	39,224	35,792
3.50%, due 5/20/52	22,103	20,162
3.50%, due 6/20/52	481,908	439,664
3.50%, due 10/20/54	465,566	424,038
3.50%, due 1/20/55	3,879,200	3,533,181
3.50%, due 4/20/55	8,936,182	8,139,088
		12,591,925
United States Treasury Inflation - Indexed Bonds and Notes 89.2%
U.S. Treasury Inflation Linked Bonds (e)
0.125%, due 2/15/51	4,448,098	2,420,926
0.125%, due 2/15/52 (i)	2,074,284	1,106,555
0.25%, due 2/15/50	3,718,355	2,158,246
0.625%, due 2/15/43	2,483,634	1,845,316
0.75%, due 2/15/42	6,857,103	5,323,237
0.75%, due 2/15/45	8,773,148	6,402,299
0.875%, due 2/15/47	9,625,512	6,971,041
	Principal Amount	Value

United States Treasury Inflation - Indexed Bonds and Notes (continued)
U.S. Treasury Inflation Linked Bonds (e) (continued)
1.00%, due 2/15/46	$ 7,026,637	$ 5,322,247
1.00%, due 2/15/48	4,953,789	3,641,476
1.00%, due 2/15/49 (i)	828,646	600,902
1.375%, due 2/15/44	8,244,935	6,920,530
1.50%, due 2/15/53	5,395,950	4,271,392
1.75%, due 1/15/28 (j)	15,655,704	15,855,292
2.125%, due 2/15/40	7,213,212	7,119,030
2.125%, due 2/15/41	3,266,682	3,196,835
2.125%, due 2/15/54	4,599,144	4,205,933
2.375%, due 1/15/27 (i)	31,815	32,348
2.375%, due 2/15/55 (j)	2,948,198	2,848,648
2.50%, due 1/15/29	6,170,881	6,420,460
3.375%, due 4/15/32 (i)	590,987	657,808
U.S. Treasury Inflation Linked Notes (e)
0.125%, due 4/15/26 (i)	1,284,402	1,270,127
0.125%, due 7/15/26	11,522,849	11,423,105
0.125%, due 10/15/26 (j)	29,349,250	29,012,400
0.125%, due 4/15/27 (j)	13,179,688	12,903,709
0.125%, due 7/15/30	10,660,139	10,013,486
0.125%, due 1/15/31	8,798,836	8,151,995
0.125%, due 7/15/31 (j)	12,926,520	11,894,812
0.125%, due 1/15/32 (j)	13,655,668	12,376,270
0.25%, due 7/15/29 (j)	11,964,305	11,488,980
0.625%, due 7/15/32 (j)(k)	40,630,880	37,897,432
0.75%, due 7/15/28 (j)	13,814,964	13,646,363
0.875%, due 1/15/29	4,821,396	4,746,407
1.125%, due 1/15/33 (j)	12,707,892	12,142,842
1.25%, due 4/15/28 (i)	2,032,050	2,028,226
1.375%, due 7/15/33 (j)	20,174,566	19,591,171
1.625%, due 10/15/27	10,937,593	11,073,733
1.625%, due 10/15/29	9,379,492	9,494,607
1.625%, due 4/15/30	3,224,800	3,247,968
1.75%, due 1/15/34	5,113,689	5,068,920
1.875%, due 7/15/34 (j)(k)	18,402,300	18,416,409
2.125%, due 4/15/29	6,222,840	6,390,115
2.125%, due 1/15/35 (j)	4,777,550	4,855,491
2.375%, due 10/15/28 (j)	14,348,558	14,883,435
		359,338,524
Total U.S. Government & Federal Agencies (Cost $444,366,579)		413,617,848
Total Long-Term Bonds (Cost $512,017,412)		479,551,716

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PIMCO Real Return Portfolio

	Shares	Value

Short-Term Investments 32.8%
Affiliated Investment Company 0.2%
NYLI U.S. Government Liquidity Fund, 4.201% (l)	1,025,203	$ 1,025,203

	Principal Amount

Repurchase Agreements 32.6%
Deutsche Bank Securities Inc. 4.42%, dated 6/30/25 due 7/2/25 Proceeds at Maturity $50,212,327 (Collateralized by United States Treasury Bond with a rate of 1.13% and maturity date of 05/15/2040, with a Principal Amount of $82,126,800 and a Market Value of $51,203,438)	$ 50,200,000	50,200,000
Deutsche Bank Securities Inc. 4.47%, dated 6/30/25 due 7/2/25 Proceeds at Maturity $27,256,879 (Collateralized by United States Treasury Bond with a rate of 2.38% and maturity date of 02/15/2042, with a Principal Amount of $37,716,500 and a Market Value of $27,787,071)	27,250,112	27,250,112
Deutsche Bank Securities Inc. 4.47%, dated 6/30/25 due 7/2/25 Proceeds at Maturity $3,550,770 (Collateralized by United States Treasury Bond with a rate of 3.00% and maturity date of 11/15/2044, with a Principal Amount of $4,678,600 and a Market Value of $3,622,093)	3,549,888	3,549,888
	Principal Amount	Value

Repurchase Agreements (continued)
J.P. Morgan Securities LLC
4.47%, dated 6/30/25
due 7/2/25
Proceeds at Maturity $50,212,466
(Collateralized by United States Treasury Bond with a rate of 1.88% and maturity date of 02/15/2032, with a Principal Amount of $57,867,500 and a Market Value of $51,253,044)	$ 50,200,000	$ 50,200,000
Total Repurchase Agreements (Cost $131,200,000)		131,200,000
Total Short-Term Investments (Cost $132,225,203)		132,225,203
Total Investments (Cost $644,242,615)	151.8%	611,776,919
Other Assets, Less Liabilities	(51.8)	(208,875,004)
Net Assets	100.0%	$ 402,901,915

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2025.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
(h)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2025, the total net market value was $39,780,598, which represented 9.9% of the Portfolio’s net assets.
(i)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for future, swap, foreign currency forward contracts and repurchase agreement.
(j)	All or a portion of the security is held as a Sale-Buyback position. See Note 2(Q).
(k)	Delayed delivery security.
(l)	Current yield as of June 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,062	$ 33,574	$ (33,611)	$ —	$ —	$ 1,025	$ 23	$ —	1,025
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP PIMCO Real Return Portfolio

Foreign Currency Forward Contracts
As of June 30, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,062,472	USD	191,711	Barclays Capital	8/4/25	$ 2,191
BRL	15,216,640	USD	2,664,864	JPMorgan Chase Bank N.A.	8/4/25	112,185
BRL	837,593	USD	150,000	JPMorgan Chase Bank N.A.	7/2/25	4,165
BRL	220,519	USD	40,000	JPMorgan Chase Bank N.A.	7/2/25	588
GBP	554,000	USD	753,880	Barclays Capital	8/4/25	6,697
GBP	554,000	USD	746,338	JPMorgan Chase Bank N.A.	7/2/25	14,110
IDR	18,949,271,863	USD	1,160,375	Barclays Capital	7/16/25	6,180
IDR	1,332,901,879	USD	81,877	BNP Paribas S.A.	7/16/25	179
IDR	1,301,840,000	USD	80,000	Morgan Stanley & Co.	7/14/25	150
INR	158,796,686	USD	1,826,925	BNP Paribas S.A.	8/20/25	20,738
INR	70,832,089	USD	816,932	JPMorgan Chase Bank N.A.	8/20/25	7,228
INR	79,112,941	USD	917,229	JPMorgan Chase Bank N.A.	8/20/25	3,281
JPY	375,003,058	USD	2,571,332	Morgan Stanley & Co. International	7/2/25	32,765
KRW	984,331,035	USD	725,902	Barclays Capital	7/8/25	3,721
MXN	9,829,000	USD	507,778	Barclays Capital	12/17/25	6,240
PLN	2,459,899	USD	656,570	Barclays Capital	7/10/25	25,781
PLN	3,042,913	USD	810,202	JPMorgan Chase Bank N.A.	7/10/25	33,871
SGD	832,216	USD	649,915	Bank of America N.A.	7/2/25	4,600
SGD	544,916	USD	425,583	JPMorgan Chase Bank N.A.	7/2/25	2,979
TWD	4,164,580	USD	140,000	JPMorgan Chase Bank N.A.	7/14/25	2,709
USD	4,111,870	JPY	589,908,536	JPMorgan Chase Bank N.A.	7/2/25	15,425
ZAR	1,235,357	USD	68,155	Barclays Capital	7/23/25	1,505
ZAR	1,235,357	USD	68,155	Barclays Capital	7/23/25	1,505
ZAR	2,559,158	USD	141,953	Barclays Capital	7/23/25	2,355
ZAR	1,426,156	USD	79,802	JPMorgan Chase Bank N.A.	7/23/25	617
Total Unrealized Appreciation						311,765
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	87,925	AUD	135,000	Bank of America N.A.	7/2/25	$ (925)
USD	1,589,870	AUD	2,467,000	Barclays Capital	7/2/25	(33,786)
USD	1,706,433	AUD	2,602,000	JPMorgan Chase Bank N.A.	8/5/25	(7,295)
USD	3,135,169	CAD	4,316,406	BNP Paribas S.A.	7/2/25	(34,581)
USD	3,158,269	CAD	4,311,311	BNP Paribas S.A.	8/5/25	(13,728)
USD	805,907	CHF	640,050	Barclays Capital	8/4/25	(4,406)
USD	791,374	CHF	644,000	JPMorgan Chase Bank N.A.	7/2/25	(20,271)
USD	3,608,356	CNY	25,808,000	JPMorgan Chase Bank N.A.	8/20/25	(6,269)
USD	637,889	DKK	4,211,906	JPMorgan Chase Bank N.A.	7/2/25	(27,105)
USD	18,321,643	EUR	16,113,328	Bank of America N.A.	7/2/25	(659,051)
USD	18,932,235	EUR	16,113,328	JPMorgan Chase Bank N.A.	8/4/25	(93,527)
USD	753,778	GBP	554,000	Barclays Capital	7/2/25	(6,670)
USD	493,410	ILS	1,769,072	Barclays Capital	7/18/25	(31,841)
USD	69,789	ILS	252,153	JPMorgan Chase Bank N.A.	7/18/25	(5,077)
USD	974,455	JPY	140,047,709	BNP Paribas S.A.	8/4/25	(1,978)
USD	3,266,071	JPY	471,829,680	Morgan Stanley & Co. International	7/2/25	(10,410)
USD	2,571,332	JPY	373,624,567	Morgan Stanley & Co. International	8/4/25	(33,634)
USD	3,784,326	JPY	544,257,602	Morgan Stanley & Co. International	8/4/25	(10,319)
USD	722,202	KRW	986,022,391	Barclays Capital	7/8/25	(8,675)
USD	725,902	KRW	983,837,422	Barclays Capital	7/16/25	(3,764)
USD	20,000	KRW	27,289,264	BNP Paribas S.A.	7/14/25	(236)
USD	101,421	KRW	137,748,707	BNP Paribas S.A.	7/16/25	(741)
USD	898,697	KRW	1,223,162,565	JPMorgan Chase Bank N.A.	7/16/25	(8,466)
USD	39,694	MXN	762,000	Morgan Stanley & Co. International	9/17/25	(578)
USD	771,091	PEN	2,816,796	Barclays Capital*	9/17/25	(22,309)
USD	93,465	SGD	120,474	Bank of America N.A.	7/2/25	(1,284)
USD	649,915	SGD	830,272	Bank of America N.A.	8/5/25	(4,848)
USD	806,505	SGD	1,025,508	Bank of America N.A.	8/5/25	(2,224)
USD	1,778,279	SGD	2,284,226	JPMorgan Chase Bank N.A.	7/2/25	(18,202)
USD	425,583	SGD	543,661	JPMorgan Chase Bank N.A.	8/5/25	(3,155)
USD	580,000	THB	18,854,292	Barclays Capital	7/16/25	(605)
USD	3,384,578	TWD	98,931,203	JPMorgan Chase Bank N.A.	7/16/25	(6,122)
Total Unrealized Depreciation						(1,082,082)
Net Unrealized Depreciation						$ (770,317)

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
3 Month Euro Euribor	311	September 2026	$ 89,715,642	$ 89,905,017	$ 189,375
Australia 10 Year Bonds	82	September 2025	6,136,671	6,185,807	49,136
Euro-BTP	80	September 2025	11,359,048	11,402,556	43,508
Euro-Schatz	10	September 2025	1,265,507	1,263,351	(2,156)
U.S. Treasury 5 Year Notes	260	September 2025	27,999,588	28,340,000	340,412
U.S. Treasury 10 Year Ultra Bonds	242	September 2025	27,069,816	27,652,281	582,465
U.S. Treasury Ultra Bonds	23	September 2025	2,641,550	2,739,875	98,325
Total Long Contracts					1,301,065
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP PIMCO Real Return Portfolio

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
3 Month Euro Euribor	(311)	September 2025	$ (89,707,884)	$ (89,854,645)	$ (146,761)
Euro-Bobl	(2)	September 2025	(278,471)	(277,242)	1,229
Euro-Bund	(19)	September 2025	(2,935,486)	(2,912,894)	22,592
Euro-Buxl	(21)	September 2025	(2,984,184)	(2,937,265)	46,919
Euro-OAT	(125)	September 2025	(18,357,211)	(18,234,666)	122,545
U.S. Treasury 2 Year Notes	(214)	September 2025	(44,362,925)	(44,517,016)	(154,091)
U.S. Treasury 10 Year Notes	(602)	September 2025	(66,419,039)	(67,499,250)	(1,080,211)
U.S. Treasury Long Bonds	(61)	September 2025	(6,734,692)	(7,043,594)	(308,902)
Total Short Contracts					(1,496,680)
Net Unrealized Depreciation					$ (195,615)

1.	As of June 30, 2025, cash in the amount of $708,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Written Swaptions
As of June 30, 2025, the Portfolio held the following swaptions agreements:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (122,901)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-2-Year Interest Rate Swap	Barclays Capital	$ 2.44	1/25/27	(19,800,000)	EUR (19,800,000)	$ (176,120)	$ (196,508)
Swap Contracts
As of June 30, 2025, the Portfolio held the following centrally cleared interest rate swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 27,900,000	USD	12/20/25	Fixed 4.25%	1 Day SOFR	Annually/Annually	$ 40,917	$ 41,703	$ 786
10,500,000	USD	6/18/27	Fixed 3.25%	1 Day SOFR	Annually/Annually	92,335	403,531	311,196
14,000,000	JPY	9/20/27	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(1,267)	1,085	2,352
22,700,000	EUR	10/8/27	Fixed 1.895%	6 Month EURIBOR	Annually/Semi-Annually	—	35,087	35,087
50,000,000	JPY	3/20/28	Fixed 0.30%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(5,172)	5,074	10,246
420,000,000	JPY	9/14/28	Fixed 0.55%	1 Day TONAR	Annually/Annually	(3,153)	129,134	132,287
106,980,000	JPY	3/20/29	Fixed 0.45%	1 Day TONAR + 0.059%	Semi-Annually/Semi-Annually	(20,323)	12,250	32,573
16,500,000	GBP	3/19/30	1 Day SONIA	Fixed 3.50%	Annually/Annually	(285,366)	(47,425)	237,941
4,400,000	USD	6/3/30	Fixed 3.77%	1 Day SOFR	Annually/Annually	(18,955)	38,424	57,379
386,000,000	JPY	12/15/31	Fixed 0.50%	1 Day TONAR	Annually/Annually	341	(13,072)	(13,413)
5,900,000	EUR	8/15/32	6 Month EURIBOR	Fixed 2.879%	Semi-Annually/Annually	—	1,158	1,158
5,100,000	USD	2/13/34	1 Day SOFR	Fixed 3.085%	Annually/Annually	(43,036)	(33,929)	9,107
32,920,000	EUR	9/17/35	6 Month EURIBOR	Fixed 2.25%	Semi-Annually/Annually	(1,411,169)	(1,406,678)	4,491
1,400,000	EUR	11/4/52	Fixed 0.19%	6 Month EURIBOR	Annually/Semi-Annually	—	16,446	16,446
7,000,000	USD	2/13/54	Fixed 2.865%	1 Day SOFR	Annually/Annually	128,059	1,174,739	1,046,680
2,800,000	USD	6/20/54	Fixed 3.50%	1 Day SOFR	Annually/Annually	72,047	101,261	29,214
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 7,800,000	USD	3/19/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	$ 1,027,495	$ 1,056,366	$ 28,871
2,500,000	USD	6/18/55	Fixed 3.25%	1 Day SOFR	Annually/Annually	172,662	374,837	202,175
10,490,000	EUR	9/17/55	Fixed 2.25%	6 Month EURIBOR	Annually/Semi-Annually	823,834	1,667,085	843,251
						$ 569,249	$ 3,557,076	$ 2,987,827
As of June 30, 2025, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 4,410,000	USD	10/7/25	1 Month USD-CPI	Fixed 2.208%	At Maturity	$ —	$ (26,682)	$ (26,682)
3,100,000	USD	10/15/25	1 Month USD-CPI	Fixed 2.38%	At Maturity	—	(15,009)	(15,009)
3,500,000	USD	1/14/26	1 Month USD-CPI	Fixed 2.70%	At Maturity	—	(14,681)	(14,681)
2,000,000	USD	2/5/26	1 Month USD-CPI	Fixed 2.82%	At Maturity	—	(6,127)	(6,127)
2,200,000	USD	2/13/26	1 Month USD-CPI	Fixed 2.842%	At Maturity	—	(6,262)	(6,262)
2,100,000	USD	2/21/26	1 Month USD-CPI	Fixed 3.043%	At Maturity	—	(1,871)	(1,871)
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	25,737	675,728	649,991
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	10,873	322,278	311,405
1,500,000	USD	4/23/26	1 Month USD-CPI	Fixed 3.323%	At Maturity	—	6,725	6,725
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	2,094	212,288	210,194
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	495	93,896	93,401
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	1,778	122,830	121,052
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	729	48,995	48,266
2,000,000	USD	6/4/26	1 Month USD-CPI	Fixed 3.30%	At Maturity	—	5,729	5,729
6,700,000	EUR	6/15/27	Fixed 1.636%	1 Month EUR-CPI	At Maturity	—	14,384	14,384
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(3,838)	(82,694)	(78,856)
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(2,729)	(55,200)	(52,471)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	23,709	23,709
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	35,400	35,400
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(116,551)	(451,868)	(335,317)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(168,236)	(486,196)	(317,960)
3,300,000	EUR	3/15/31	1 Month EUR-CPI	Fixed 1.38%	At Maturity	(67,753)	(707,800)	(640,047)
700,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	—	(6,119)	(6,119)
1,600,000	EUR	8/15/34	Fixed 2.049%	1 Month EUR-CPI	At Maturity	(2,589)	(13,986)	(11,397)
600,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	2,478	15,119	12,641
1,200,000	GBP	8/15/34	1 Month UKRPI-CPI	Fixed 3.50%	At Maturity	6,863	30,238	23,375
800,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	—	16,728	16,728
1,300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	—	(8,778)	(8,778)
700,000	GBP	9/15/34	1 Month UKRPI-CPI	Fixed 3.466%	At Maturity	(159)	14,637	14,796
300,000	EUR	9/15/34	Fixed 2.034%	1 Month EUR-CPI	At Maturity	(3,103)	(2,026)	1,077
280,000	EUR	5/15/37	1 Month EUR-CPI	Fixed 2.488%	At Maturity	—	(12)	(12)
400,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.59%	At Maturity	(9,344)	14,714	24,058
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	—	3,318	3,318
100,000	EUR	3/15/52	1 Month EUR-CPI	Fixed 2.58%	At Maturity	107	3,318	3,211
100,000	EUR	4/15/52	1 Month EUR-CPI	Fixed 2.55%	At Maturity	115	3,353	3,238
400,000	EUR	4/15/53	1 Month EUR-CPI	Fixed 2.70%	At Maturity	2,479	61,235	58,756
400,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	—	70,901	70,901
300,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	792	53,176	52,384
200,000	EUR	9/15/53	1 Month EUR-CPI	Fixed 2.763%	At Maturity	1,677	35,451	33,774
100,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	—	16,857	16,857
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.736%	At Maturity	3,699	50,571	46,872
300,000	EUR	10/15/53	1 Month EUR-CPI	Fixed 2.682%	At Maturity	—	44,761	44,761
						$ (314,386)	$ 111,028	$ 425,414
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP PIMCO Real Return Portfolio

As of June 30, 2025, the Portfolio held the following open OTC debt total return swap agreements2:
Swap Counterparty	Reference Obligation	Floating Rate[3]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[4]	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/2028	1 Day SOFR + 0.17%	7/28/25	Daily	$ 15,000	$ 56,726
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 07/15/2031	1 Day SOFR + 0.17%	7/28/25	Daily	20,000	266,983
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.125%, 01/15/2030	1 Day SOFR + 0.17%	7/28/25	Daily	15,000	141,001
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 07/15/2027	1 Day SOFR + 0.17%	7/28/25	Daily	10,000	14,917
Morgan Stanley Capital Services LLC	U.S. Treasury Inflation Linked Notes, 0.375%, 01/15/2027	1 Day SOFR + 0.17%	7/28/25	Daily	10,000	(3,289)
						$ 476,338

1.	As of June 30, 2025, cash in the amount of $1,571,000 was on deposit with a broker for centrally cleared swap agreements.
2.	As of June 30, 2025, cash in the amount $290,000 was due to broker for OTC debt total return swap agreements.
3.	Portfolio receives the total return of the referenced entity and pays the floating rate.
4.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.

Abbreviation(s):
AUD—Australia Dollar
Bobl—Bundesobligation, the German word for federal government bond
BRL—Brazil Real
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
Buxl—Ultra Long German Bond Future
CAD—Canada Dollar
CHF—Switzerland Franc
CLO—Collateralized Loan Obligation
CNY—China Yuan Renminbi
CPI—Consumer Price Index
DAC—Designated Activity Company
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
ILS—Israel Shekel
INR—Indian Rupee
JPY—Japanese Yen
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
KRW—Korean Won
MXN—Mexico Peso
OAT—Obligations assimilables du Trésor
PEN—Peru Nuevo Sol
PLN—Poland Zloty
REMIC—Real Estate Mortgage Investment Conduit
SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIA3M IR—Sterling Overnight Interbank Average 3 Month Index Rate
TBA—To Be Announced
THB—Thailand Baht
TONAR—Tokyo Overnight Average Rate
TWD—Taiwan New Dollar
UKRPI—UK Retail Price Index
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
ZAR—South African Rand
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP PIMCO Real Return Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,978,787	$ —	$ 30,978,787
Corporate Bonds	—	1,203,113	—	1,203,113
Foreign Government Bonds	—	17,854,012	—	17,854,012
Mortgage-Backed Securities	—	15,897,956	—	15,897,956
U.S. Government & Federal Agencies	—	413,617,848	—	413,617,848
Total Long-Term Bonds	—	479,551,716	—	479,551,716
Short-Term Investments
Affiliated Investment Company	1,025,203	—	—	1,025,203
Repurchase Agreements	—	131,200,000	—	131,200,000
Total Short-Term Investments	1,025,203	131,200,000	—	132,225,203
Total Investments in Securities	1,025,203	610,751,716	—	611,776,919
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	311,765	—	311,765
Futures Contracts	1,496,506	—	—	1,496,506
Interest Rate Swap Contracts	—	3,001,240	—	3,001,240
Inflation Swap Contracts	—	1,947,003	—	1,947,003
OTC Debt Total Return Swap Contracts	—	479,627	—	479,627
Total Other Financial Instruments	1,496,506	5,739,635	—	7,236,141
Total Investments in Securities and Other Financial Instruments	$ 2,521,709	$ 616,491,351	$ —	$ 619,013,060
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (1,082,082)	$ —	$ (1,082,082)
Futures Contracts (b)	(1,692,121)	—	—	(1,692,121)
Written Options	—	(319,409)	—	(319,409)
Interest Rate Swap Contracts (b)	—	(13,413)	—	(13,413)
Inflation Swap Contracts (b)	—	(1,521,589)	—	(1,521,589)
OTC Debt Total Return Swap Contracts (b)	—	(3,289)	—	(3,289)
Total Other Financial Instruments	$ (1,692,121)	$ (2,939,782)	$ —	$ (4,631,903)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
Deutsche Bank Securities, Inc.	4.52%	6/26/2025	7/1/2025	$3,599,577	$3,599,577
Deutsche Bank Securities, Inc.	4.52	6/26/2025	7/1/2025	13,296,621	13,296,621
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	15,960,218	15,960,010
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	13,661,563	13,661,118
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	29,021,245	29,019,468
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	12,320,853	12,320,305
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	12,892,341	12,891,587
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	26,488,201	26,487,452
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	12,128,053	12,127,762
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	19,592,572	19,592,235
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	14,924,317	14,924,346
BNP Paribas S.A.	4.50	6/24/2025	7/2/2025	13,233,983	13,233,793
BofA Securities, Inc.	4.25	6/23/2025	7/2/2025	2,857,018	2,857,167
BofA Securities, Inc.	4.47	6/23/2025	7/2/2025	205,786	205,787
Deutsche Bank Securities, Inc.	4.46	6/23/2025	7/2/2025	4,886,457	4,886,607
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	15,957,128	15,956,917
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	11,464,392	11,463,899
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	13,667,133	13,666,684
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	11,849,659	11,849,084
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	29,004,737	29,003,204
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	12,330,291	12,329,620
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	12,893,184	12,892,542
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	26,740,836	26,739,807
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	12,153,071	12,152,893
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	19,632,477	19,632,130
BNP Paribas S.A.	4.51	6/25/2025	7/3/2025	14,926,249	14,926,275
BNP Paribas S.A.	4.45	6/17/2025	7/30/2025	11,048,117	11,041,769
BNP Paribas S.A.	4.45	6/17/2025	7/30/2025	5,180,914	5,182,054
				$391,916,993	$391,900,713
(a) During the six month period ended June 30, 2025, the Portfolio’s average amount of borrowing was $47,230,558 at a weighted average interest rate of 4.47%.
(b) Payable for sale-buyback transactions includes $(16,280) of deferred price drop.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP PIMCO Real Return Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $512,017,412)	$479,551,716
Investment in affiliated investment companies, at value (identified cost $1,025,203)	1,025,203
Repurchase agreements, at value (amortized cost $131,200,000)	131,200,000
Cash denominated in foreign currencies (identified cost $1,904,908)	1,442,437
Cash collateral on deposit at broker for futures contracts	708,000
Cash collateral on deposit at broker for swap contracts	1,571,000
Receivables:
Investment securities sold	349,707,263
Interest	1,455,878
Portfolio shares sold	1,023,938
Variation margin on centrally cleared swap contracts	163,912
Variation margin on futures contracts	160,173
Securities lending	14
Unrealized appreciation on OTC swap contracts	479,627
Unrealized appreciation on foreign currency forward contracts	311,765
Other assets	4,106
Total assets	968,805,032
Liabilities
Written options, at value (premiums received $352,240)	319,409
Cash collateral due to broker for swaps contracts	290,000
Cash collateral due to broker for TBA	606,000
Due to custodian	3,709
Payables:
Sale-buyback transactions	391,900,713
Investment securities purchased	170,939,942
Portfolio shares redeemed	427,459
Manager (See Note 3)	139,887
Professional fees	66,913
NYLIFE Distributors (See Note 3)	64,185
Custodian	53,329
Shareholder communication	1,859
Trustees	46
Accrued expenses	4,295
Unrealized depreciation on OTC swap contracts	3,289
Unrealized depreciation on foreign currency forward contracts	1,082,082
Total liabilities	565,903,117
Net assets	$402,901,915
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$50,106
Additional paid-in-capital	507,087,448
507,137,554
Total distributable earnings (loss)	(104,235,639)
Net assets	$402,901,915
Initial Class
Net assets applicable to outstanding shares	$87,371,639
Shares of beneficial interest outstanding	10,834,116
Net asset value per share outstanding	$8.06
Service Class
Net assets applicable to outstanding shares	$315,530,276
Shares of beneficial interest outstanding	39,272,268
Net asset value per share outstanding	$8.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$11,465,507
Dividends-affiliated	22,861
Securities lending, net	14
Total income	11,488,382
Expenses
Manager (See Note 3)	1,011,630
Interest expense	1,061,476
Distribution/Service—Service Class (See Note 3)	399,443
Custodian	104,320
Professional fees	82,722
Shareholder communication	15,278
Trustees	4,938
Miscellaneous	9,483
Total expenses before waiver/reimbursement	2,689,290
Expense waiver/reimbursement from Manager (See Note 3)	(156,066)
Net expenses	2,533,224
Net investment income (loss)	8,955,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,789,076)
Futures transactions	(410,888)
Swap transactions	882,953
Foreign currency transactions	(292,229)
Foreign currency forward transactions	(2,393,797)
Written option transactions	(43,721)
Net realized gain (loss)	(6,046,758)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	17,343,712
Futures contracts	(654,400)
Swap contracts	3,429,522
Foreign currency forward contracts	(1,847,108)
Translation of other assets and liabilities in foreign currencies	169,369
Written option contracts	13,095
Net change in unrealized appreciation (depreciation)	18,454,190
Net realized and unrealized gain (loss)	12,407,432
Net increase (decrease) in net assets resulting from operations	$21,362,590
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP PIMCO Real Return Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,955,158	$17,017,041
Net realized gain (loss)	(6,046,758)	(12,301,894)
Net change in unrealized appreciation (depreciation)	18,454,190	3,493,569
Net increase (decrease) in net assets resulting from operations	21,362,590	8,208,716
Distributions to shareholders:
Initial Class	—	(3,205,136)
Service Class	—	(11,744,666)
Total distributions to shareholders	—	(14,949,802)
Capital share transactions:
Net proceeds from sales of shares	17,441,540	43,587,073
Net asset value of shares issued to shareholders in reinvestment of distributions	—	14,949,802
Cost of shares redeemed	(47,755,304)	(120,463,488)
Increase (decrease) in net assets derived from capital share transactions	(30,313,764)	(61,926,613)
Net increase (decrease) in net assets	(8,951,174)	(68,667,699)
Net Assets
Beginning of period	411,853,089	480,520,788
End of period	$402,901,915	$411,853,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Cash Flows
for the six-month period ended June 30, 2025 (Unaudited)
Cash Flows From (Used in) Operating Activities:
Net increase in net assets resulting from operations	$21,362,590
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Long term investments purchased	(313,931,592)
Long term investments sold	329,613,747
Sale of short term investments, net	125,745,179
Sale of affiliated investments, net	36,864
Amortization (accretion) of discount and premium, net	(7,789,792)
Decrease in due from custodian	71,140
Decrease in investment securities sold receivable	28,141,115
Decrease in interest receivable	95,141
Decrease in securities lending	20
Increase in other assets	(1,466)
Decrease in unrealized appreciation for open forward foreign currency contracts	786,200
Decrease in premiums from written options	(173,480)
Increase in cash collateral due to broker for TBA	606,000
Increase in cash collateral due to broker for swap contracts	290,000
Decrease in investment securities purchased payable	(119,655,387)
Decrease in cash collateral due to broker for foreign currency forward contracts	(60,000)
Decrease in due to NYLIFE Distributors	(5,618)
Decrease in professional fees payable	(1,430)
Increase in custodian payable	1,346
Decrease in shareholder communication payable	(384)
Increase in due to Trustees	38
Decrease in due to manager	(9,630)
Decrease in variation margin on centrally cleared swap contracts	101,889
Decrease in variation margin on futures contracts	221,087
Increase in unrealized depreciation for open forward foreign currency contracts	1,060,908
Increase in accrued expenses	1,588
Increase in unrealized appreciation on OTC swap contracts	(479,627)
Decrease in unrealized depreciation on OTC swap contracts	(896,379)
Net realized loss from investments	3,789,076
Net Change in unrealized appreciation (depreciation) on unaffiliated investments	(17,343,712)
Net change in unrealized (appreciation) depreciation on written options	(13,095)
Net cash from operating activities	51,562,336
Cash Flows From (Used in) Financing Activities:
Proceeds from shares sold	16,740,977
Payment on shares redeemed	(47,532,562)
Increase in due to custodian	(55,835)
Proceeds on sale-buyback transactions	1,397,251,131
Payments from sale-buyback transactions	(1,417,834,749)
Net cash used in financing activities	(51,431,038)
Effect of exchange rate changes on cash	48,800
Net increase in cash	180,098
Cash, restricted cash and foreign currency at beginning of period	3,541,339
Cash, restricted cash and foreign currency at end of period	$3,721,437

Supplemental disclosure of cash flow information:
The following tables provide a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of the such amounts shown on the Statement of Cash Flows:
Cash and restricted cash at beginning of period
Cash denominated in foreign currencies	$1,263,339
Cash collateral on deposit at broker for futures contracts	1,063,000
Cash collateral on deposit at broker for swap contracts	1,215,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,541,339
Cash and restricted cash at end of period
Cash denominated in foreign currencies	$1,442,437
Cash collateral on deposit at broker for futures contracts	708,000
Cash collateral on deposit at broker for swap contracts	1,571,000
Total cash and restricted cash shown in the Statement of Cash Flows	$3,721,437
Restricted cash consists of cash that has been segregated to cover the Portfolio’s collateral or margin obligations under derivative contracts. It is separately reported on the Statement of Assets and Liabilities as cash collateral on deposit at brokers.
For the six-month period ended June 30, 2025, the portfolio paid $1,061,476 in interest expense.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP PIMCO Real Return Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.65	$7.77	$8.23	$9.92	$9.47	$8.63
Net investment income (loss) (a)	0.18	0.32	0.35	0.68	0.50	0.12
Net realized and unrealized gain (loss)	0.23	(0.13)	(0.09)	(1.82)	—	0.91
Total from investment operations	0.41	0.19	0.26	(1.14)	0.50	1.03
Less distributions:
From net investment income	—	(0.31)	(0.72)	(0.55)	(0.05)	(0.19)
Net asset value at end of period	$8.06	$7.65	$7.77	$8.23	$9.92	$9.47
Total investment return (b)	5.45%	2.21%	3.72%	(11.45)%	5.36%(c)	11.93%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.63%††	4.09%	4.31%(d)	7.42%	5.20%	1.27%
Net expenses (e)	1.05%††	0.82%	0.77%(f)	0.71%	0.55%	0.78%
Expenses (before waiver/reimbursement) (e)	1.13%††	0.89%	0.84%	0.76%	0.59%	0.83%
Interest expense and fees	0.52%††	0.29%	0.25%	0.18%	0.02%	0.25%
Portfolio turnover rate	65%	156%	81%	71%	125%(g)	199%(g)
Net assets at end of period (in 000's)	$87,372	$85,337	$134,068	$119,313	$139,038	$48,479

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.30%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.78%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42% and 128% for the years ended December 31, 2021 and 2020, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.63	$7.75	$8.20	$9.89	$9.44	$8.61
Net investment income (loss) (a)	0.17	0.30	0.33	0.66	0.44	0.09
Net realized and unrealized gain (loss)	0.23	(0.14)	(0.08)	(1.82)	0.04	0.91
Total from investment operations	0.40	0.16	0.25	(1.16)	0.48	1.00
Less distributions:
From net investment income	—	(0.28)	(0.70)	(0.53)	(0.03)	(0.17)
Net asset value at end of period	$8.03	$7.63	$7.75	$8.20	$9.89	$9.44
Total investment return (b)	5.32%	1.95%	3.46%	(11.68)%	5.12%	11.61%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.37%††	3.78%	4.04%(d)	7.27%	4.58%	1.04%
Net expenses (e)	1.30%††	1.07%	1.02%(f)	0.96%	0.80%	1.03%
Expenses (before waiver/reimbursement) (e)	1.38%††	1.14%	1.09%	1.01%	0.84%	1.08%
Interest expense and fees	0.52%††	0.29%	0.25%	0.18%	0.02%	0.25%
Portfolio turnover rate	65%	156%	81%	71%	125%(g)	199%(g)
Net assets at end of period (in 000's)	$315,530	$326,516	$346,452	$374,580	$452,844	$433,668

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 4.03%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 1.03%.
(g)	The portfolio turnover rates not including mortgage dollar rolls were 42% and 128% for the years ended December 31, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP PIMCO Real Return Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PIMCO Real Return Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek maximum real return, consistent with preservation of real capital and prudent investment management.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

25

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. These securities are generally categorized as Level 1 (exchanged-traded) or Level 2 (OTC) in the hierarchy.
Swaps (including swaptions) are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.

26	NYLI VP PIMCO Real Return Portfolio

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
27

Notes to Financial Statements (Unaudited) (continued)
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the

28	NYLI VP PIMCO Real Return Portfolio

amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Total Return Swaps: Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of the Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.
Interest Rate Swaps : An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often Secured Overnight Financing Rate ("SOFR")). The Portfolio will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the
29

Notes to Financial Statements (Unaudited) (continued)
Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(M) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash

30	NYLI VP PIMCO Real Return Portfolio

collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(N) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(O) Options Contracts. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swaps, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. Entering into options contracts involves leverage risk, liquidity risk, counterparty risk, market risk, operational risk and legal risk. The Portfolio, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. Writing call options involves risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities.
The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Alternatively, purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.
The Portfolio may purchase or write foreign currency options. Purchasing a foreign currency option gives the Portfolio the right, but not the obligation, to buy or sell a specified amount of the currency at a specified rate of exchange that may be exercised on or before the option’s expiration date. Writing a foreign currency option obligates the Portfolio to buy or sell a specified amount of foreign currency at a specified rate of exchange, and such option may be exercised on or before the option’s expiration date in exchange for an option premium. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies. The risks associated with writing a foreign currency put option include the risk that the Portfolio may incur a loss if the value of the referenced foreign currency decreases and the option is exercised. The risks associated with writing a foreign currency call option include the risk that if the value of the referenced foreign currency increases, and if the option is exercised, the Portfolio must either acquire the referenced foreign currency at the then higher price for delivery or, if the Portfolio already owns the referenced foreign currency, forego the opportunity for profit with respect to such foreign currency.
The Portfolio may purchase or write option on exchanged-traded futures contracts (“Futures Option”) to hedge an existing position or futures investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.
The Portfolio may purchase or write inflation-capped options to enhance returns or for hedging opportunities. An inflation-capped option pays out if inflation exceeds a certain level over a specified period of time. The purpose of purchasing inflation-capped options is to protect the Portfolio
31

Notes to Financial Statements (Unaudited) (continued)
from inflation erosion above a certain rate on a given notional exposure. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
(P) Interest Rate and Credit Default Swaptions. The Portfolio may enter into interest rate or credit default swaption agreements. A swaption is an option to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed rate buyer. The credit default swaption agreement will specify whether the buyer of the swaption will be buying protection or selling protection.
(Q) Sale-Buybacks.  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’ in accordance with Rule 18f-4 under the 1940 Act. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.
(R) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the
Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2025, are shown in the Portfolio of Investments.
(S) Treasury Inflation-Protected Securities.  The Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statement of Operations. TIPS are subject to interest rate risk.
(T) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio primarily invests in high yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign

32	NYLI VP PIMCO Real Return Portfolio

securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(U) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(V) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(W) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio wrote or purchased options to enhance returns or to hedge an existing position or future investment.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The Portfolio entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Portfolio's holdings. These derivatives are not accounted for as hedging instruments.
The Portfolio utilizes interest rate and inflation swap agreements to manage its exposure to interest rate and inflation risk.
The Portfolio entered into foreign currency forward contracts to to hedge the currency exposure associated with some or all of the Portfolio's securities or as a part of an investment strategy.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$1,496,506	$1,496,506
OTC Swap Contracts - Unrealized appreciation on OTC swap contracts	—	479,627	479,627
Centrally Cleared Swap Contracts - Net Assets—Net unrealized appreciation on swap contracts (b)	—	4,948,243	4,948,243
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	311,765	—	311,765
Total Fair Value	$311,765	$6,924,376	$7,236,141

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

33

Notes to Financial Statements (Unaudited) (continued)
Liability Derivatives	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options - Investments in written options, at value	$—	$(319,409)	$(319,409)
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	—	(1,692,121)	(1,692,121)
OTC Swap Contracts - Unrealized depreciation on OTC swap contracts	—	(3,289)	(3,289)
Centrally Cleared Swap Contracts - Net Assets—Net unrealized depreciation on swap contracts (b)	—	(1,535,002)	(1,535,002)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(1,082,082)	—	(1,082,082)
Total Fair Value	$(1,082,082)	$(3,549,821)	$(4,631,903)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements as reported in the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Option Transactions	$—	$(43,721)	$(43,721)
Futures Transactions	—	(410,888)	(410,888)
Swap Transactions	—	882,953	882,953
Forward Transactions	(2,393,797)	—	(2,393,797)
Total Net Realized Gain (Loss)	$(2,393,797)	$428,344	$(1,965,453)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Interest Rate Contracts Risk	Total
Written Options	$—	$13,095	$13,095
Futures Contracts	—	(654,400)	(654,400)
Swap Contracts	—	3,429,522	3,429,522
Forward Contracts	(1,847,108)	—	(1,847,108)
Total Net Change in Unrealized Appreciation (Depreciation)	$(1,847,108)	$2,788,217	$941,109

Average Notional Amount	Total
Written Swaptions	$(66,800,000)
Futures Contracts Long	$162,660,460
Futures Contracts Short	$(233,570,333)
Swap Contracts Long	$234,517,437
Forward Contracts Long	$23,913,147
Forward Contracts Short	$(82,892,338)
34	NYLI VP PIMCO Real Return Portfolio

(X) Borrowings and other financing transactions summary
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2025:
Counterparty	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral (Received)/ Pledged	Net Exposure (a)
Master Securities Forward Transaction Agreement
BNP Paribas S.A.	$(367,054,954)	$(367,054,954)	$367,071,534	$16,580
Deutsche Bank Securities, Inc.	(21,782,805)	(21,782,805)	21,782,655	(150)
BofA Securities, Inc.	(3,062,954)	(3,062,954)	3,062,804	(150)
Total Borrowings and Other Financing Transactions	$(391,900,713)	$(391,900,713)	$391,916,993	$16,280
(a)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.
Certain Transfers Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Sale-Buyback Transactions
US Treasury Obligations	$—	$391,900,713	$—	$—	$391,900,713
Total Borrowings	$—	$391,900,713	$—	$—	$391,900,713
Payable for sale-buyback financing transactions					$391,900,713

Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pacific Investment Management Company LLC (“ PIMCO” or the “Subadvisor”), a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PIMCO, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual percentage of 0.50% of the Portfolio’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.53% and 0.78%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,011,630 and waived fees and/or reimbursed expenses in the amount of $156,066 and paid the Subadvisor fees in the amount of $505,815.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.

35

Notes to Financial Statements (Unaudited) (continued)
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$715,254,350	$3,093,443	$(106,570,874)	$(103,477,431)
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $25,062,856, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,985	$17,078
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$14,949,802
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $313,932 and $329,614, respectively.

36	NYLI VP PIMCO Real Return Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	585,863	$4,602,158
Shares redeemed	(908,525)	(7,160,298)
Net increase (decrease)	(322,662)	$(2,558,140)
Year ended December 31, 2024:
Shares sold	1,791,422	$13,933,729
Shares issued to shareholders in reinvestment of distributions	409,356	3,205,136
Shares redeemed	(8,284,881)	(64,198,199)
Net increase (decrease)	(6,084,103)	$(47,059,334)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,633,662	$12,839,382
Shares redeemed	(5,157,220)	(40,595,006)
Net increase (decrease)	(3,523,558)	$(27,755,624)
Year ended December 31, 2024:
Shares sold	3,816,930	$29,653,344
Shares issued to shareholders in reinvestment of distributions	1,502,913	11,744,666
Shares redeemed	(7,204,367)	(56,265,289)
Net increase (decrease)	(1,884,524)	$(14,867,279)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
38

NYLI VP Floating Rate Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 96.7%
Asset-Backed Securities 2.7%
Other Asset-Backed Securities 2.7%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
6.256% (3 Month SOFR + 2.00%), due 4/15/37	$ 525,000	$ 526,372
Series 2024-1A, Class D
8.106% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,259,645
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.919% (3 Month SOFR + 1.65%), due 1/20/38	694,433	696,516
Series 2024-3A, Class D2
8.369% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,255,625
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
8.48% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	1,937,500	1,942,123
AIMCO CLO 20 Ltd. (a)(b)
Series 2023-20A, Class B1
6.461% (3 Month SOFR + 2.20%), due 10/16/36	1,000,000	1,002,243
Series 2023-20A, Class D
8.261% (3 Month SOFR + 4.00%), due 10/16/36	848,215	852,565
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
8.059% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,044,024
Elmwood CLO 26 Ltd. (a)(b)
Series 2024-1A, Class B
6.269% (3 Month SOFR + 2.00%), due 4/18/37	1,500,000	1,506,246
Series 2024-1A, Class D
7.869% (3 Month SOFR + 3.60%), due 4/18/37	1,200,000	1,208,424
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.919% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,001,767
Series 2024-11A, Class D2
8.269% (3 Month SOFR + 4.00%), due 10/18/37	600,000	601,283
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
6.019% (3 Month SOFR + 1.75%), due 10/20/37	$ 1,250,000	$ 1,250,888
Series 2023-2A, Class B
7.006% (3 Month SOFR + 2.75%), due 7/15/36	1,250,000	1,253,860
Series 2022-1A, Class D1R
7.269% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,250,669
Series 2023-2A, Class D
9.656% (3 Month SOFR + 5.40%), due 7/15/36	1,250,000	1,258,139
Galaxy 32 CLO Ltd. (a)(b)
Series 2023-32A, Class B
6.569% (3 Month SOFR + 2.30%), due 10/20/36	1,000,000	1,002,267
Series 2023-32A, Class D
8.569% (3 Month SOFR + 4.30%), due 10/20/36	1,000,000	1,005,347
OHA Credit Funding 16 Ltd. (a)(b)
Series 2023-16A, Class B
6.519% (3 Month SOFR + 2.25%), due 10/20/36	1,000,000	1,002,710
Series 2023-16A, Class D
8.269% (3 Month SOFR + 4.00%), due 10/20/36	1,000,000	1,005,194
Palmer Square CLO Ltd. (a)(b)
Series 2024-1A, Class B
6.256% (3 Month SOFR + 2.00%), due 4/15/37	1,250,000	1,255,015
Series 2022-2A, Class D1R
7.269% (3 Month SOFR + 3.00%), due 7/20/37	625,000	627,084
Series 2021-4A, Class D
7.468% (3 Month SOFR + 3.212%), due 10/15/34	1,575,000	1,575,000
Series 2024-1A, Class D
7.656% (3 Month SOFR + 3.40%), due 4/15/37	1,250,000	1,257,061
Series 2022-2A, Class D2R
8.469% (3 Month SOFR + 4.20%), due 7/20/37	625,000	627,208
Sixth Street CLO XXIV Ltd. (a)(b)
Series 2024-24A, Class B
6.279% (3 Month SOFR + 2.00%), due 4/23/37	1,500,000	1,509,903

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Sixth Street CLO XXIV Ltd. (a)(b) (continued)
Series 2024-24A, Class D
7.879% (3 Month SOFR + 3.60%), due 4/23/37	$ 1,500,000	$ 1,511,754
Total Asset-Backed Securities (Cost $31,048,234)		31,288,932
Corporate Bonds 8.7%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc.
9.375%, due 11/30/29 (a)	250,000	265,253
TransDigm, Inc.
7.125%, due 12/1/31 (a)	500,000	523,859
		789,112
Airlines 0.3%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,200,000	2,140,339
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	198,678
4.625%, due 4/15/29	600,000	582,399
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	1,000,000	1,027,792
		3,949,208
Auto Manufacturers 0.4%
Ford Motor Co.
6.10%, due 8/19/32	2,100,000	2,097,050
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,077,104
		4,174,154
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.
7.50%, due 2/15/33 (a)	1,100,000	1,124,861
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	1,000,000	1,000,459
		2,125,320
Building Materials 0.4%
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	1,500,000	1,531,878
Miter Brands Acquisition Holdco, Inc.
6.75%, due 4/1/32 (a)	750,000	769,244
Quikrete Holdings, Inc.
6.75%, due 3/1/33 (a)	500,000	515,913
	Principal Amount	Value

Building Materials (continued)
Wilsonart LLC
11.00%, due 8/15/32 (a)	$ 2,000,000	$ 1,817,052
		4,634,087
Chemicals 0.8%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	249,826	113,671
Celanese US Holdings LLC
6.75%, due 4/15/33	1,550,000	1,566,098
INEOS Finance plc
7.50%, due 4/15/29 (a)	1,250,000	1,252,590
INEOS Quattro Finance 2 plc
9.625%, due 3/15/29 (a)	1,000,000	1,013,792
NOVA Chemicals Corp.
7.00%, due 12/1/31 (a)	1,950,000	2,043,020
Olympus Water US Holding Corp. (a)
7.25%, due 6/15/31	1,220,000	1,244,400
9.75%, due 11/15/28	1,500,000	1,579,545
SCIL IV LLC
5.375%, due 11/1/26 (a)	350,000	347,731
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	271,556
		9,432,403
Commercial Services 0.7%
Allied Universal Holdco LLC
7.875%, due 2/15/31 (a)	950,000	992,457
Avis Budget Car Rental LLC (a)
8.00%, due 2/15/31	1,500,000	1,553,610
8.25%, due 1/15/30	1,000,000	1,044,400
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,350,000	1,303,405
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	287,557
4.875%, due 7/1/29	300,000	282,481
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	850,076
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	1,001,566
WEX, Inc.
6.50%, due 3/15/33 (a)	400,000	403,561
		7,719,113
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	340,000	349,912

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale 0.1%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	$ 880,000	$ 879,289
Diversified Financial Services 0.7%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,303,435
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	1,500,000	1,531,146
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	560,000	578,944
7.75%, due 5/15/26	1,125,000	1,136,528
8.00%, due 2/15/27	750,000	773,281
Jane Street Group
7.125%, due 4/30/31 (a)	1,500,000	1,578,235
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	1,000,000	1,038,363
		7,939,932
Electric 0.3%
Lightning Power LLC
7.25%, due 8/15/32 (a)	980,000	1,031,402
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,498,156
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	700,000	750,244
		3,279,802
Engineering & Construction 0.1%
Brand Industrial Services, Inc.
10.375%, due 8/1/30 (a)	1,000,000	922,636
Entertainment 0.3%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	1,410,000	1,460,171
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,000,000	978,819
Light & Wonder International, Inc.
7.00%, due 5/15/28 (a)	900,000	902,622
		3,341,612
Environmental Control 0.1%
GFL Environmental, Inc.
4.75%, due 6/15/29 (a)	1,000,000	986,670
	Principal Amount	Value

Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	$ 240,000	$ 238,900
US Foods, Inc.
7.25%, due 1/15/32 (a)	250,000	263,261
		502,161
Forest Products & Paper 0.1%
Magnera Corp.
7.25%, due 11/15/31 (a)	750,000	707,175
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	200,000	198,441
Healthcare-Services 0.3%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,000,000	1,035,364
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	360,000	325,863
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	750,000	799,158
10.00%, due 6/1/32	1,000,000	1,031,665
		3,192,050
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,625,528
Insurance 0.3%
Acrisure LLC (a)
8.25%, due 2/1/29	550,000	569,166
8.50%, due 6/15/29	1,050,000	1,094,961
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	2,000,000	2,077,502
		3,741,629
Internet 0.0% ‡
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	560,000	569,916
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	310,841
Lodging 0.0% ‡
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	397,033
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	$ 220,000	$ 150,700
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	900,000	711,000
		861,700
Media 0.5%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,040,000	1,117,246
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	370,000	316,350
Univision Communications, Inc. (a)
6.625%, due 6/1/27	600,000	598,363
8.00%, due 8/15/28	2,113,000	2,144,228
8.50%, due 7/31/31	1,750,000	1,751,939
		5,928,126
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,530,000	1,581,914
Oil & Gas 0.3%
Civitas Resources, Inc.
8.625%, due 11/1/30 (a)	1,130,000	1,147,219
SM Energy Co. (a)
6.75%, due 8/1/29	900,000	896,691
7.00%, due 8/1/32	900,000	886,854
		2,930,764
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	1,250,000	1,177,959
Packaging & Containers 0.6%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	365,151
Clydesdale Acquisition Holdings, Inc. (a)
6.75%, due 4/15/32	600,000	615,761
6.875%, due 1/15/30	714,000	729,906
8.75%, due 4/15/30	100,000	102,282
LABL, Inc.
8.625%, due 10/1/31 (a)	2,000,000	1,710,737
Mauser Packaging Solutions Holding Co.
7.875%, due 4/15/27 (a)	1,500,000	1,524,588
	Principal Amount	Value

Packaging & Containers (continued)
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	$ 790,000	$ 838,017
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	1,500,000	1,586,231
		7,472,673
Pharmaceuticals 0.2%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	350,000	353,069
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	863,000	913,536
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	520,713
		1,787,318
Pipelines 0.1%
Global Partners LP
8.25%, due 1/15/32 (a)	400,000	420,673
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	500,000	505,150
		925,823
Real Estate 0.1%
Anywhere Real Estate Group LLC
5.75%, due 1/15/29 (a)	1,330,000	1,163,013
Real Estate Investment Trusts 0.2%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	347,227
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	680,000	711,658
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	298,525
7.25%, due 7/15/28 (a)	900,000	931,515
		2,288,925
Retail 0.2%
1011778 B.C. Unlimited Liability Co.
4.00%, due 10/15/30 (a)	1,040,000	969,143
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	867,500
		1,836,643
Software 0.3%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,330,000	1,415,424
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	1,500,000	1,546,208
		2,961,632

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications 0.3%
CommScope LLC
9.50%, due 12/15/31 (a)	$ 997,000	$ 1,044,071
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	280,106
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,000,000	2,135,000
		3,459,177
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	830,000	879,846
Trucking & Leasing 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,187,407
Total Corporate Bonds (Cost $98,485,650)		99,210,944
Loan Assignments 85.3%
Aerospace & Defense 2.6%
American Airlines, Inc.
First Lien 2025 Incremental Term Loan
7.58% (3 Month SOFR + 3.25%), due 5/28/32 (b)	1,200,000	1,206,300
Arcline FM Holdings LLC
First Lien 2025 New Term Loan
7.578% (6 Month SOFR + 3.50%), due 6/24/30 (b)	2,833,795	2,842,651
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
6.177% (1 Month SOFR + 1.75%), due 9/6/27 (b)	2,457,553	2,461,200
Chromalloy Corp.
First Lien Term Loan
8.038% (3 Month SOFR + 3.75%), due 3/27/31 (b)	3,973,703	3,976,186
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
8.177% (6 Month SOFR + 3.50%), due 8/3/29 (b)	1,957,935	1,958,914
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
6.327% (1 Month SOFR + 2.00%), due 10/31/31	372,425	372,580
	Principal Amount	Value

Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (b) (continued)
First Lien Initial Term Loan B2
6.327% (1 Month SOFR + 2.00%), due 10/31/31	$ 141,659	$ 141,718
Engineering Research and Consulting LLC
First Lien Term Loan B
9.285% (6 Month SOFR + 5.00%), due 8/15/31 (b)	2,589,494	2,511,809
GOAT Holdco LLC
First Lien Term Loan B
7.077% (1 Month SOFR + 2.75%), due 1/27/32 (b)	3,325,000	3,328,465
Kaman Corp.
First Lien Initial Term Loan
7.083% (3 Month SOFR + 2.75%), due 2/26/32 (b)	913,794	911,966
SkyMiles IP Ltd.
First Lien Initial Term Loan
8.022% (3 Month SOFR + 3.75%), due 10/20/27 (b)	823,508	827,282
TransDigm, Inc. (b)
First Lien Tranche Term Loan L
6.796% (3 Month SOFR + 2.50%), due 1/19/32	992,500	994,361
First Lien Facility Tranche Term Loan I
7.046% (3 Month SOFR + 2.75%), due 8/24/28	7,113,406	7,134,583
First Lien Tranche Term Loan K
7.046% (3 Month SOFR + 2.75%), due 3/22/30	1,377,890	1,382,369
		30,050,384
Animal Food 0.2%
Alltech, Inc.
First Lien Term Loan B2
8.691% (1 Month SOFR + 4.25%), due 8/13/30 (b)	2,211,197	2,212,119
Automobile 3.3%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.83% (3 Month SOFR + 4.50%), due 5/28/32 (b)	3,207,605	3,220,971
Autokiniton US Holdings, Inc.
First Lien Term Loan B
8.441% (1 Month SOFR + 4.00%), due 4/6/28 (b)	2,951,216	2,841,467
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.049% (3 Month SOFR + 2.75%), due 10/16/31 (b)	$ 4,733,461	$ 4,749,735
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.827% (1 Month SOFR + 2.50%), due 5/6/30	3,402,900	3,381,632
First Lien Amendment No. 6 Dollar Term Loan
7.077% (1 Month SOFR + 2.75%), due 1/28/32	5,000,000	4,992,190
First Brands Group LLC (b)
First Lien 2021 Term Loan
9.541% (3 Month SOFR + 5.00%), due 3/30/27	2,628,928	2,479,407
First Lien 2022-II Incremental Term Loan
9.541% (3 Month SOFR + 5.00%), due 3/30/27	2,769,328	2,612,861
Gates Global LLC (b)
First Lien Initial Dollar Term Loan B4
6.077% (1 Month SOFR + 1.75%), due 11/16/29	1,945,000	1,943,703
First Lien Initial Dollar Term Loan B5
6.077% (1 Month SOFR + 1.75%), due 6/4/31	4,466,250	4,462,900
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
7.333% (3 Month SOFR + 3.00%), due 5/4/28 (b)	3,528,882	3,524,471
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.827% (1 Month SOFR + 2.50%), due 1/30/31 (b)	4,193,744	4,168,405
		38,377,742
Banking 0.6%
Edelman Financial Engines Center LLC (The)
First Lien Initial Term Loan
7.327% (1 Month SOFR + 3.00%), due 4/7/28 (b)	3,588,919	3,590,843
Jane Street Group LLC
First Lien Extended Term Loan
6.333% (3 Month SOFR + 2.00%), due 12/15/31 (b)	2,992,167	2,988,053
		6,578,896
	Principal Amount	Value

Beverage, Food & Tobacco 1.7%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
7.441% (1 Month SOFR + 3.00%), due 12/8/28 (b)	$ 3,261,123	$ 3,269,276
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.307% (3 Month SOFR + 4.00%), due 12/9/31 (b)	2,651,515	2,652,342
Froneri International Ltd.
First Lien Facility Term Loan B4
6.237% (6 Month SOFR + 2.00%), due 9/30/31 (b)	1,419,889	1,402,140
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.646% (3 Month SOFR + 3.25%), due 1/24/29	1,288,151	1,004,758
First Lien First Out Term Loan
9.796% (3 Month SOFR + 5.50%), due 1/24/29	1,547,856	1,532,378
First Lien Third Out Term Loan
10.396% (3 Month SOFR + 6.00%), due 1/24/30	1,291,379	581,121
Pegasus Bidco BV
First Lien 2024-2 Dollar Term Loan
7.576% (3 Month SOFR + 3.25%), due 7/12/29 (b)	2,552,829	2,552,829
Primo Brands Corp.
First Lien 2025 Refinancing Term Loan
6.549% (3 Month SOFR + 2.25%), due 3/31/28 (b)	5,589,633	5,607,101
Sazerac Co., Inc.
First Lien Term Loan B
6.802% (1 Year SOFR + 3.00%), due 6/25/32 (b)	1,250,000	1,250,312
		19,852,257
Broadcasting & Entertainment 1.3%
Altice France SA
First Lien Term Loan B14
9.756% (3 Month SOFR + 5.50%), due 8/15/28 (b)	2,940,451	2,651,308
Charter Communications Operating LLC
First Lien Term Loan B5
6.541% (3 Month SOFR + 2.25%), due 12/15/31 (b)	1,994,988	1,997,838

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Broadcasting & Entertainment (continued)
CMG Media Corp.
First Lien Facility Term Loan
7.896% (3 Month SOFR + 3.50%), due 6/18/29 (b)	$ 1,715,476	$ 1,660,581
Gray Media, Inc.
First Lien Term Loan D
7.443% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,535,181	1,484,904
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.691% (1 Month SOFR + 3.25%), due 1/31/29	3,997,015	3,887,097
First Lien 2024 Replacement Term Loan
7.941% (1 Month SOFR + 3.50%), due 1/23/29	2,481,203	2,478,101
First Lien 2022 Incremental Term Loan
8.546% (3 Month SOFR + 4.25%), due 6/25/29	654,750	653,932
		14,813,761
Buildings & Real Estate 1.5%
AllSpring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
7.313% (3 Month SOFR + 3.00%), due 11/1/30 (b)	1,552,963	1,558,786
Core & Main LP
First Lien Tranche Term Loan D
6.27% (6 Month SOFR + 2.00%), due 7/27/28 (b)	2,105,029	2,102,397
Cornerstone Building Brands, Inc. (b)
First Lien New Term Loan B
7.662% (1 Month SOFR + 3.25%), due 4/12/28	424,310	377,902
First Lien Initial Term Loan
9.937% (1 Month SOFR + 5.625%), due 8/1/28	1,173,000	1,038,105
Cushman & Wakefield US Borrower LLC
First Lien 2024-3 Term Loan
7.577% (1 Month SOFR + 3.25%), due 1/31/30 (b)	789,583	792,544
LSF12 Crown US Commercial Bidco LLC
First Lien Term Loan
8.574% (1 Month SOFR + 4.25%), due 12/2/31 (b)	3,700,000	3,716,188
	Principal Amount	Value

Buildings & Real Estate (continued)
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.057% (3 Month SOFR + 3.50%), due 7/23/28 (b)	$ 2,291,905	$ 2,272,423
WEC US Holdings, Inc.
First Lien Initial Term Loan
6.579% (1 Month SOFR + 2.25%), due 1/27/31 (b)	2,492,596	2,492,424
Wilsonart LLC
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 8/5/31 (b)	2,478,762	2,429,631
		16,780,400
Capital Equipment 1.0%
AZZ, Inc.
First Lien Initial Term Loan
6.827% (1 Month SOFR + 2.50%), due 5/14/29 (b)	862,445	865,949
CPM Holdings, Inc.
First Lien Initial Term Loan
8.824% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,967,525	1,919,976
Crosby US Acquisition Corp.
First Lien Amendment No. 4 Replacement Term Loan
7.827% (1 Month SOFR + 3.50%), due 8/16/29 (b)	2,079,752	2,085,384
Discovery Energy Holding Corp.
First Lien Initial Dollar Term Loan
8.046% (3 Month SOFR + 3.75%), due 5/1/31 (b)	2,965,011	2,959,451
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.827% (1 Month SOFR + 2.50%), due 8/4/31 (b)	2,491,219	2,483,952
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
7.327% (1 Month SOFR + 3.00%), due 3/28/31 (b)	1,080,000	1,081,181
		11,395,893
Cargo Transport 0.1%
Stonepeak Nile Parent LLC
First Lien Initial Term Loan
6.98% (3 Month SOFR + 2.75%), due 4/9/32 (b)	892,857	895,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber 6.6%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.427% (1 Month SOFR + 4.00%), due 11/24/27	$ 510,761	$ 491,607
First Lien 2022 Incremental Term Loan
9.077% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,462,500	1,407,656
Axalta Coating Systems US Holdings, Inc.
First Lien Dollar Facility Term Loan B7
6.046% (3 Month SOFR + 1.75%), due 12/20/29 (b)	2,116,982	2,121,481
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
8.046% (3 Month SOFR + 3.75%), due 12/23/31 (b)	4,972,506	4,895,845
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
7.502% (1 Month SOFR + 3.175%), due 4/13/29	2,440,000	2,434,281
First Lien 2025 Incremental Cloasing Date Term Loan B
7.577% (1 Month SOFR + 3.25%), due 4/1/32	2,004,948	1,995,998
First Lien 2025 Incremental Delayed Commitment Draw Term Loan B
7.577% (1 Month SOFR + 3.25%), due 4/1/32	1,052	1,047
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/29/32 (b)	2,483,333	2,478,677
Glatfelter Corp.
First Lien Term Loan
8.583% (3 Month SOFR + 4.25%), due 11/4/31 (b)	5,640,004	5,520,154
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
7.577% (1 Month SOFR + 3.25%), due 2/18/30 (b)	2,382,987	2,278,731
INEOS US Petrochem LLC (b)
First Lien 2030 Dollar Tranche Term Loan B
8.177% (1 Month SOFR + 3.75%), due 3/14/30	975,051	892,171
First Lien New Term Loan B1
8.677% (1 Month SOFR + 4.25%), due 4/2/29	1,872,646	1,722,834
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.691% (1 Month SOFR + 4.25%), due 3/16/29 (b)	$ 4,878,479	$ 4,896,773
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.577% (1 Month SOFR + 2.25%), due 5/5/28 (b)	2,573,329	2,582,176
Koppers, Inc.
First Lien 2023 Term Loan B2
6.83% (1 Month SOFR + 2.50%), due 4/10/30 (b)	3,430,502	3,431,932
Lonza Group AG
First Lien USD Facility Term Loan B
8.321% (3 Month SOFR + 3.925%), due 7/3/28 (b)	3,118,078	2,835,503
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B1
7.51% (3 Month SOFR + 3.25%), due 4/3/28	4,269,533	4,280,206
First Lien November 2024 Dollar Term Loan B2
7.55% (3 Month SOFR + 3.25%), due 4/3/28	1,231,336	1,231,336
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
7.296% (3 Month SOFR + 3.00%), due 6/23/31 (b)	3,652,593	3,606,935
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
7.347% (3 Month SOFR + 2.962%), due 4/8/31 (b)	1,723,049	1,619,666
Pasadena Performance Products LLC
First Lien Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/1/32 (b)	665,000	667,494
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
7.324% (3 Month SOFR + 3.00%), due 1/31/29 (b)	7,115,591	7,112,254
Sparta US HoldCo LLC
First Lien Term Loan
7.324% (1 Month SOFR + 3.00%), due 8/2/30 (b)	868,500	859,164
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.691% (1 Month SOFR + 3.25%), due 3/3/28 (b)	4,540,089	4,533,152

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Tronox Finance LLC (b)
First Lien 2024 Term Loan B2
6.546% (3 Month SOFR + 2.25%), due 4/4/29	$ 994,325	$ 972,202
First Lien 2024 Term Loan B
6.809% (3 Month SOFR + 2.50%), due 9/30/31	1,213,219	1,182,889
Vibrantz Technologies, Inc.
First Lien Initial Term Loan
8.642% (3 Month SOFR + 4.25%), due 4/23/29 (b)	3,909,847	3,405,477
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
7.072% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,449,037	3,441,852
WR Grace Holdings LLC
First Lien Initial Term Loan
7.546% (3 Month SOFR + 3.25%), due 9/22/28 (b)	3,427,000	3,415,578
		76,315,071
Commercial Services 0.3%
Champions Financing, Inc.
First Lien Initial Term Loan
9.08% (3 Month SOFR + 4.75%), due 2/6/29 (b)	992,481	926,109
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
6.32% (1 Month SOFR + 2.00%), due 10/15/30 (b)	2,475,078	2,475,078
		3,401,187
Construction & Buildings 0.2%
Queen MergerCo, Inc.
First Lien Term Loan B
7.296% (3 Month SOFR + 3.00%), due 4/30/32 (b)	881,482	886,853
Star Holding LLC
First Lien Term Loan B
8.827% (1 Month SOFR + 4.50%), due 7/18/31 (b)	926,333	876,543
		1,763,396
Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Initial Tranche Term Loan A2
8.441% (1 Month SOFR + 4.00%), due 10/6/28	445,125	337,553
	Principal Amount	Value

Consumer Durables (continued)
SWF Holdings I Corp. (b) (continued)
First Lien Tranche Term Loan A1
8.827% (1 Month SOFR + 4.50%), due 12/19/29	$ 1,071,429	$ 1,066,964
		1,404,517
Containers, Packaging & Glass 2.2%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
6.827% (1 Month SOFR + 2.50%), due 8/19/31 (b)	1,714,286	1,716,072
Altium Packaging LLC
First Lien 2024 Refinancing Term Loan
6.827% (1 Month SOFR + 2.50%), due 6/11/31 (b)	2,003,161	1,988,973
Berlin Packaging LLC
First Lien 2024-2 Replacement Term Loan 7.796% - 7.824%
(1 Month SOFR + 3.50%, 3 Month SOFR + 3.50%), due 6/9/31 (b)	3,963,111	3,974,877
Charter Next Generation, Inc.
First Lien 2024 Replacement Term Loan
7.061% (1 Month SOFR + 2.75%), due 11/29/30 (b)	3,771,497	3,782,103
Graham Packaging Co., Inc.
First Lien Initial Term Loan
6.827% (1 Month SOFR + 2.50%), due 8/4/27 (b)	2,750,506	2,753,372
Mauser Packaging Solutions Holding Co.
First Lien Initial Facility Term Loan
7.322% (1 Month SOFR + 3.00%), due 4/15/27 (b)	179,667	179,622
Pretium Packaging LLC
First Lien Initial Tranche Term Loan A1
8.158% (0.70% PIK) (3 Month SOFR + 3.899%), due 10/2/28 (b)(c)	1,023,382	475,507
Pretium PKG Holdings, Inc. (b)
First Lien Third Amendment Tranche Term Loan A
8.01% (1.25% PIK) (3 Month SOFR + 3.75%), due 10/2/28 (c)	437,618	436,251
Second Lien Initial Term Loan
11.312% (3 Month SOFR + 6.75%), due 9/30/29 (d)	750,000	135,000
ProAmpac PG Borrower LLC
First Lien 2024 Term Loan B 8.256% - 8.324%
(3 Month SOFR + 4.00%), due 9/15/28 (b)	5,112,931	5,121,454
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Containers, Packaging & Glass (continued)
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.691% (1 Month SOFR + 4.25%), due 7/7/28 (b)	$ 2,253,635	$ 1,876,151
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
8.046% (3 Month SOFR + 3.75%), due 9/15/28 (b)	3,522,125	3,456,966
		25,896,348
Diversified/Conglomerate Manufacturing 1.9%
Allied Universal Holdco LLC
First Lien Initial US Dollar Term Loan
8.177% (1 Month SOFR + 3.75%), due 5/12/28 (b)	7,626,891	7,656,918
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan
7.327% (1 Month SOFR + 3.00%), due 10/23/28 (b)	3,451,209	3,463,433
GYP Holdings III Corp.
First Lien Term Loan B
6.577% (1 Month SOFR + 2.25%), due 5/13/30 (b)	1,346,564	1,344,039
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
6.327% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,740,146	1,735,796
LTI Holdings, Inc.
First Lien 2024 Term Loan
8.577% (1 Month SOFR + 4.25%), due 7/29/29 (b)	2,388,000	2,387,004
Quikrete Holdings, Inc.
First Lien Term Loan B1
6.577% (1 Month SOFR + 2.25%), due 4/14/31 (b)	5,140,770	5,131,131
		21,718,321
Diversified/Conglomerate Service 1.4%
Applied Systems, Inc.
First Lien Term Loan B
6.796% (3 Month SOFR + 2.50%), due 2/24/31 (b)	2,987,079	2,999,084
Blackhawk Network Holdings, Inc.
First Lien Term Loan B2
8.327% (1 Month SOFR + 4.00%), due 3/12/29 (b)	3,467,569	3,484,286
	Principal Amount	Value

Diversified/Conglomerate Service (continued)
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.827% (1 Month SOFR + 2.50%), due 1/30/32 (b)	$ 5,985,000	$ 5,980,511
MKS Instruments, Inc.
First Lien 2025-1 Dollar Term Loan B
6.322% (1 Month SOFR + 2.00%), due 8/17/29 (b)	1,063,337	1,063,781
TruGreen LP
First Lien Term Loan B
8.427% (1 Month SOFR + 4.00%), due 11/2/27 (b)	2,610,329	2,460,235
		15,987,897
Ecological 0.3%
Discovery Purchaser Corp.
First Lien Term Loan
8.022% (3 Month SOFR + 3.75%), due 10/4/29 (b)	1,994,583	1,990,593
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.824% (3 Month SOFR + 2.50%), due 3/3/32 (b)	1,050,000	1,050,000
		3,040,593
Electronics 5.9%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
7.077% (1 Month SOFR + 2.75%), due 1/31/31	3,140,158	3,102,216
First Lien Incremental Term Loan
7.577% (1 Month SOFR + 3.25%), due 1/31/31	1,500,000	1,493,749
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.842% (3 Month SOFR + 4.25%), due 5/31/30	241,220	128,691
First Lien Second Out Dollar Term Loan B2
9.092% (3 Month SOFR + 4.50%), due 5/31/30	1,518,694	808,704
First Lien Initial First Out Dollar Term Loan
10.33% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (c)	978,890	978,890
CommScope, Inc.
First Lien Initial Term Loan
9.577% (1 Month SOFR + 5.25%), due 12/18/29 (b)	4,095,684	4,142,785

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
CoreLogic, Inc.
First Lien Initial Term Loan
7.941% (1 Month SOFR + 3.50%), due 6/2/28 (b)	$ 6,305,609	$ 6,207,084
DCert Buyer, Inc.
First Lien Initial Term Loan
8.327% (1 Month SOFR + 4.00%), due 10/16/26 (b)	1,714,344	1,695,486
Eagle Parent Corp.
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,732,717	2,695,825
ECI Macola/Max Holding LLC
First Lien Term Loan B
7.546% (3 Month SOFR + 3.25%), due 5/9/30 (b)	1,910,357	1,918,715
Epicor Software Corp.
First Lien Term Loan E
7.077% (1 Month SOFR + 2.75%), due 5/30/31 (b)	5,151,057	5,159,644
Flexera Software LLC
First Lien Term Loan B3
7.31% (3 Month SOFR + 3.00%), due 3/3/28 (b)	3,288,615	3,286,149
Gainwell Acquisition Corp.
First Lien Term Loan B
8.396% (3 Month SOFR + 4.00%), due 10/1/27 (b)	1,506,635	1,442,603
ION Trading Finance Ltd.
First Lien 2024 Dollar Term Loan B
7.796% (3 Month SOFR + 3.50%), due 4/3/28 (b)	691,071	690,531
MH Sub I LLC (b)
First Lien Term Loan
8.577% (1 Month SOFR + 4.25%), due 5/3/28	4,366,499	4,073,944
First Lien 2024 December New Term Loan
8.577% (1 Month SOFR + 4.25%), due 12/31/31	2,955,320	2,562,262
Project Alpha Intermediate Holding, Inc. (b)
First Lien Second Amendment Refinancing Term Loan
7.549% (6 Month SOFR + 3.25%), due 10/28/30	3,465,088	3,481,176
Second Lien Initial Term Loan
9.296% (3 Month SOFR + 5.00%), due 5/9/33	1,000,000	992,500
	Principal Amount	Value

Electronics (continued)
Proofpoint, Inc. (b)
First Lien Term Loan
6.785% (1 Year SOFR + 3.00%), due 8/31/28	$ 1,200,000	$ 1,200,750
First Lien Term Loan
7.327% (1 Month SOFR + 3.00%), due 8/31/28	3,405,665	3,407,794
Rocket Software, Inc.
First Lien Term Loan
8.577% (1 Month SOFR + 4.25%), due 11/28/28 (b)	5,758,974	5,770,670
Sharp Services LLC
First Lien Term Loan B
7.546% (3 Month SOFR + 3.25%), due 1/2/29 (b)	2,729,554	2,732,966
SS&C Technologies, Inc.
First Lien Term Loan B8
6.327%, due 5/9/31	4,410,601	4,428,795
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.074% (1 Month SOFR + 1.75%), due 3/2/27 (b)	2,886,836	2,887,964
VS Buyer LLC
First Lien 2024-1 Refinancing Term Loan
7.019% (3 Month SOFR + 2.75%), due 4/14/31 (b)	2,161,910	2,164,613
		67,454,506
Energy (Electricity) 0.7%
Cogentrix Finance Holdco I LLC
First Lien Term Loan
7.077% (1 Month SOFR + 2.75%), due 2/13/32 (b)	1,246,875	1,248,693
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (b)	1,982,512	1,984,681
Reworld Holding Corp. (b)
First Lien Term Loan B
6.562% (1 Month SOFR + 2.25%), due 11/30/28	1,003,518	1,004,772
First Lien Term Loan C
6.562% (1 Month SOFR + 2.25%), due 11/30/28	77,485	77,582
First Lien Term Loan B
6.601% (1 Month SOFR + 2.25%), due 11/30/28	3,755,594	3,760,288
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Energy (Electricity) (continued)
Reworld Holding Corp. (b) (continued)
First Lien Term Loan C
6.601% (1 Month SOFR + 2.25%), due 11/30/28	$ 206,772	$ 207,203
		8,283,219
Entertainment 1.8%
Alterra Mountain Co. (b)
First Lien Term Loan B6
7.077% (1 Month SOFR + 2.75%), due 8/17/28	3,806,732	3,797,215
First Lien Term Loan B7
7.327% (1 Month SOFR + 3.00%), due 5/31/30	1,191,015	1,191,015
Delta 2 (Lux) SARL (b)
First Lien Incremental Term Loan
6.291% (3 Month SOFR + 2.00%), due 9/30/31	1,000,000	1,000,000
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 9/30/31	2,000,001	2,000,001
Endeavor Operating Co. LLC
First Lien Term Loan B
7.327% (1 Month SOFR + 3.00%), due 3/24/32 (b)	2,000,000	1,999,166
Fertitta Entertainment LLC
First Lien Initial Term Loan B
7.827% (1 Month SOFR + 3.50%), due 1/29/29 (b)	4,116,724	4,109,706
Great Canadian Gaming Corp.
First Lien Term Loan B
9.074% (3 Month SOFR + 4.75%), due 11/1/29 (b)	2,359,993	2,299,518
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.827% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,860,325	3,806,041
		20,202,662
Finance 6.9%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
6.522% (3 Month SOFR + 2.25%), due 4/20/28 (b)	1,443,333	1,433,410
	Principal Amount	Value

Finance (continued)
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.816% (1 Month SOFR + 3.375%), due 12/23/27	$ 1,436,250	$ 1,355,461
First Lien Amendment No. 5 Term Loan
8.191% (1 Month SOFR + 3.75%), due 12/23/27	1,714,143	1,633,793
AlixPartners LLP
First Lien Initial Dollar Term Loan
6.941% (1 Month SOFR + 2.50%), due 2/4/28 (b)	1,436,245	1,441,332
Ascensus Group Holdings, Inc.
First Lien 2024 Term Loan B
7.327% (1 Month SOFR + 3.00%), due 8/2/28 (b)	4,520,448	4,524,214
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
7.818% (3 Month SOFR + 3.50%), due 10/18/29 (b)	1,985,000	1,982,519
Boost Newco Borrower LLC
First Lien Term Loan B2
6.296% (3 Month SOFR + 2.00%), due 1/31/31 (b)	6,467,541	6,470,774
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
7.333% (3 Month SOFR + 3.00%), due 7/30/31 (b)	4,194,016	4,161,253
Covia Holdings LLC
First Lien Initial Term Loan
7.572% (1 Month SOFR + 3.25%), due 2/13/32 (b)	1,200,000	1,200,500
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.046% (3 Month SOFR + 3.75%), due 4/9/27 (b)	3,411,219	3,308,882
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
7.077% (1 Month SOFR + 2.75%), due 9/15/31 (b)	1,393,000	1,389,020
GC Ferry Acquisition I, Inc.
First Lien Term Loan
7.566% (1 Year SOFR + 3.50%), due 6/2/32 (b)	3,000,000	2,946,564
GTCR Everest Borrower LLC
First Lien Initial Term Loan
7.046% (3 Month SOFR + 2.75%), due 9/5/31 (b)	748,125	749,060

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
8.162% (1 Month SOFR + 3.75%), due 6/6/31 (b)	$ 4,460,381	$ 4,157,075
Leia Finco US LLC
First Lien Initial Term Loan
7.458% (3 Month SOFR + 3.25%), due 10/9/31 (b)	1,197,000	1,197,000
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
7.321% (1 Month SOFR + 3.00%), due 6/14/30 (b)	3,622,530	3,631,587
Minimax Viking GmbH
First Lien Senior USD Facility Term Loan B
6.577% (1 Month SOFR + 2.25%), due 2/20/32 (b)	1,028,571	1,032,429
Newfold Digital Holdings Group, Inc.
First Lien Initial Term Loan
7.927% (1 Month SOFR + 3.50%), due 2/10/28 (b)	5,737,569	3,069,599
Onex TSG Intermediate Corp.
First Lien Initial Term Loan
9.344% (3 Month SOFR + 4.75%), due 2/28/28 (b)	962,500	964,105
Orbit Private Holdings I Ltd.
First Lien 2024 Refinancing Term Loan
7.916% (6 Month SOFR + 3.75%), due 12/11/28 (b)	3,057,207	3,068,671
Park River Holdings, Inc.
First Lien Initial Term Loan
7.799% (3 Month SOFR + 3.25%), due 12/28/27 (b)	$ 4,249,020	4,132,172
Peraton Corp.
First Lien Term Loan B
8.177% (1 Month SOFR + 3.75%), due 2/1/28 (b)	5,282,973	4,641,467
Pluto Acquisition I, Inc. (b)
First Lien Tranche Term Loan B
8.299% (3 Month SOFR + 4.00%), due 9/20/28	2,016,788	1,764,689
First Lien Term Loan A
9.821% (3 Month SOFR + 5.50%), due 6/20/28	1,008,986	1,019,076
RealPage, Inc. (b)
First Lien Initial Term Loan
7.557% (3 Month SOFR + 3.00%), due 4/24/28	1,601,650	1,589,971
	Principal Amount	Value

Finance (continued)
RealPage, Inc. (b) (continued)
First Lien 2024-1 Incremental Term Loan
8.046% (3 Month SOFR + 3.75%), due 4/24/28	$ 2,666,667	$ 2,665,184
RealTruck Group, Inc.
First Lien Initial Term Loan
8.191% (1 Month SOFR + 3.75%), due 1/31/28 (b)	2,021,213	1,807,302
Russell Investments US Institutional Holdco, Inc.
First Lien 2027 Commitment Term Loan
9.28% (1.50% PIK) (3 Month SOFR + 5.00%), due 5/28/27 (b)(c)	4,459,594	4,208,742
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
8.307% (3 Month SOFR + 3.75%), due 2/4/28 (b)	1,763,599	1,756,986
WCG Intermediate Corp.
First Lien 2025 Refinancing Term Loan
7.327% (1 Month SOFR + 3.00%), due 2/25/32 (b)	4,000,000	3,955,000
WIN Waste Innovations Holdings, Inc.
First Lien New Term Loan B
7.191% (1 Month SOFR + 2.75%), due 3/24/28 (b)	2,150,792	2,125,520
		79,383,357
Healthcare 2.5%
AHP Health Partners, Inc.
First Lien 2024 Term Loan B
7.077% (1 Month SOFR + 2.75%), due 8/24/28 (b)	1,170,710	1,171,685
Chariot Buyer LLC
First Lien Initial Term Loan
7.677% (1 Month SOFR + 3.25%), due 11/3/28 (b)	6,606,653	6,610,782
CHG Healthcare Services, Inc.
First Lien Refinancing Term Loan
7.333% (3 Month SOFR + 3.00%), due 9/29/28 (b)	4,221,402	4,233,838
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.946% (3 Month SOFR + 2.50%), due 1/8/29 (b)	3,167,993	3,171,953
LSCS Holdings, Inc.
First Lien Term Loan
8.796% (3 Month SOFR + 4.50%), due 2/20/32 (b)	2,667,174	2,610,497
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Healthcare (continued)
Medical Solutions Holdings, Inc.
First Lien Term Loan
7.88% (3 Month SOFR + 3.50%), due 11/1/28 (b)	$ 498,018	$ 253,989
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.577% (1 Month SOFR + 2.25%), due 10/23/28 (b)	8,669,618	8,668,266
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.689% (1 Month SOFR + 4.25%), due 10/2/28 (b)	1,900,521	1,874,729
		28,595,739
Healthcare & Pharmaceuticals 1.6%
1261229 BC Ltd.
First Lien Initial Term Loan
10.561% (1 Month SOFR + 6.25%), due 10/8/30 (b)	1,500,000	1,452,657
Bausch + Lomb Corp.
First Lien Third Amendment Term Loan
8.571% (1 Month SOFR + 4.25%), due 1/15/31 (b)	1,860,000	1,856,280
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
6.327% (1 Month SOFR + 2.00%), due 7/28/31 (b)	$ 932,818	934,567
Embecta Corp.
First Lien Initial Term Loan
7.327% (1 Month SOFR + 3.00%), due 3/30/29 (b)	3,503,924	3,482,462
Owens & Minor, Inc.
First Lien Initial Term Loan B1
8.177% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,347,276	2,337,007
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.791% (3 Month SOFR + 3.25%), due 12/29/28 (b)	1,548,934	1,374,679
Phoenix Newco, Inc.
First Lien Sixth Amendment Term Loan
6.827% (1 Month SOFR + 2.50%), due 11/15/28 (b)	5,179,978	5,178,362
Physician Partners LLC (b)
First Lien Initial Tranche Term Loan B1
8.449% (3 Month SOFR + 4.00%), due 12/31/29	577,335	282,894
	Principal Amount	Value

Healthcare & Pharmaceuticals (continued)
Physician Partners LLC (b) (continued)
First Lien Tranche Term Loan C
9.946% (4.00% PIK) (3 Month SOFR + 5.50%), due 12/31/30 (c)	$ 358,494	$ 71,699
Surgery Center Holdings, Inc.
First Lien 2024 Refinancing Term Loan
7.077% (1 Month SOFR + 2.75%), due 12/19/30 (b)	1,488,722	1,492,676
		18,463,283
Healthcare, Education & Childcare 3.1%
Agiliti Health, Inc.
First Lien Term Loan 7.216% - 7.298%
(3 Month SOFR + 3.00%, 6 Month SOFR + 3.00%), due 5/1/30 (b)	4,187,401	4,033,861
Amneal Pharmaceuticals LLC
First Lien Term Loan
9.827% (1 Month SOFR + 5.50%), due 5/4/28 (b)	4,932,210	5,006,193
AthenaHealth Group, Inc.
First Lien Initial Term Loan
7.077% (1 Month SOFR + 2.75%), due 2/15/29 (b)	7,802,262	7,776,905
Auris Luxembourg III SARL
First Lien Facility Term Loan B6 7.881% - 7.931%
(6 Month SOFR + 3.75%), due 2/28/29 (b)	1,992,382	1,992,381
Carestream Health, Inc.
First Lien Term Loan
11.896% (3 Month SOFR + 7.50%), due 9/30/27 (b)	1,674,173	753,378
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
6.28%, due 6/12/31	1,234,161	1,224,905
Elanco Animal Health, Inc.
First Lien Term Loan
6.174% (1 Month SOFR + 1.75%), due 8/2/27 (b)	860,327	859,491
Journey Personal Care Corp.
First Lien Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/1/28 (b)	4,906,885	4,903,819
LifePoint Health, Inc.
First Lien Term Loan B1
8.006% (3 Month SOFR + 3.75%), due 5/19/31 (b)	1,990,000	1,966,369

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Healthcare, Education & Childcare (continued)
Mallinckrodt plc
First Lien Second Out Term Loan
14.00% (1 Month SOFR + 9.50%), due 11/14/28 (b)	$ 267,785	$ 276,153
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.146% - 8.177%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 3/2/28	1,510,973	1,456,831
First Lien Initial Term Loan C
8.146% (3 Month SOFR + 3.75%), due 3/2/28	49,563	47,787
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.571% (1 Month SOFR + 2.25%), due 5/19/31 (b)	3,365,927	3,301,413
Petco Health & Wellness Co., Inc.
First Lien Initial Term Loan
7.807% (3 Month SOFR + 3.25%), due 3/3/28 (b)	1,376,765	1,267,269
Select Medical Corp.
First Lien Tranche Term Loan B2
6.327% (1 Month SOFR + 2.00%), due 12/3/31 (b)	361,481	362,384
Sound Inpatient Physicians Holdings LLC (b)(c)
First Lien PIK Term Loan B
8.057% (1.50% PIK) (3 Month SOFR + 3.50%), due 6/28/28	411,097	382,320
First Lien Tranche Term Loan A
10.057% (1.00% PIK) (3 Month SOFR + 5.50%), due 6/28/28	333,881	347,236
		35,958,695
High Tech Industries 3.4%
Altar Bidco, Inc.
First Lien Term Loan B
7.247% (1 Year SOFR + 3.10%), due 2/1/29 (b)	1,818,750	1,811,475
Central Parent LLC
First Lien 2024 Refinancing Term Loan
7.546% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,481,250	2,067,449
Clearwater Analytics LLC
First Lien Initial Term Loan
6.519% (3 Month SOFR + 2.25%), due 4/21/32 (b)	1,000,000	1,000,000
	Principal Amount	Value

High Tech Industries (continued)
Hanesbrands, Inc.
First Lien Initial Trance Term Loan B
7.077% (1 Month SOFR + 2.75%), due 3/8/32 (b)	$ 3,340,357	$ 3,344,532
Javelin Buyer, Inc.
First Lien Term Loan
7.333% (3 Month SOFR + 3.00%), due 12/5/31 (b)	798,000	801,241
Modena Buyer LLC
First Lien Initial Term Loan
8.78% (3 Month SOFR + 4.50%), due 7/1/31 (b)	1,492,500	1,437,775
NAB Holdings LLC
First Lien 2025 Refinancing Term Loan
6.796% (3 Month SOFR + 2.50%), due 11/24/28 (b)	151,204	149,361
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
7.327%, due 11/17/31	2,400,000	2,399,501
Open Text Corp.
First Lien Term Loan B
6.077% (1 Month SOFR + 1.75%), due 1/31/30 (b)	2,411,444	2,409,252
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.827% (1 Month SOFR + 3.50%), due 3/3/31 (b)	1,810,350	1,783,195
Sandisk Corp.
First Lien Term Loan B
7.321% (3 Month SOFR + 3.00%), due 2/21/32 (b)	4,750,000	4,708,438
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
7.285% (3 Month SOFR + 3.00%), due 4/4/29 (b)	2,691,250	2,686,763
Shift4 Payments LLC
First Lien Term Loan
6.803% (1 Year SOFR + 2.75%), due 5/7/32 (b)	450,000	453,094
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.941% (1 Month SOFR + 3.50%), due 3/5/27 (b)	2,993,494	3,003,253
Star Parent, Inc.
First Lien Term Loan
8.296% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,443,750	4,394,313
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
6.077% (1 Month SOFR + 1.75%), due 6/24/31 (b)	$ 4,152,368	$ 4,156,263
Viavi Solutions, Inc.
First Lien Term Loan B
6.325% (1 Year SOFR + 2.50%), due 6/11/32 (b)	2,000,000	1,997,500
		38,603,405
Hotel, Gaming & Leisure 1.6%
Bingo Holdings I LLC
First Lien Term Loan
8.575% (1 Year SOFR + 4.75%), due 6/11/32 (b)	2,750,000	2,705,313
Flutter Financing BV
First Lien 2024 Refinancing Term Loan B
6.046% (3 Month SOFR + 1.75%), due 12/2/30 (b)	1,977,443	1,966,320
Hilton Domestic Operating Co., Inc.
First Lien Term Loan B4
6.069% (1 Month SOFR + 1.75%), due 11/8/30 (b)	235,804	236,408
Ontario Gaming GTA LP
First Lien Term Loan B
8.549% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,298,334	2,269,604
Tacala Investment Corp.
First Lien Amendment No. 2 Replacement Term Loan
7.827% (1 Month SOFR + 3.50%), due 1/31/31 (b)	4,356,110	4,368,089
Voyager Parent LLC
First Lien Term Loan B
8.803% (1 Year SOFR + 4.75%), due 5/10/32 (b)	7,500,000	7,411,605
		18,957,339
Hotels, Motels, Inns & Gaming 3.3%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.929% (1 Month SOFR + 5.50%), due 3/11/30	305,684	303,009
First Lien Second Out Term Loan
11.929% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	310,446	305,790
	Principal Amount	Value

Hotels, Motels, Inns & Gaming (continued)
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
6.577% (1 Month SOFR + 2.25%), due 2/6/30	$ 1,716,750	$ 1,714,068
First Lien Term Loan B1
6.577% (1 Month SOFR + 2.25%), due 2/6/31	1,382,500	1,379,908
Entain plc (b)
First Lien USD Facility Term Loan B
6.666% (6 Month SOFR + 2.50%), due 3/29/27	1,234,286	1,234,414
First Lien Facility Term Loan B3
7.016% (6 Month SOFR + 2.75%), due 10/31/29	1,564,213	1,569,240
Everi Holdings, Inc.
First Lien Term Loan B
9.00% (1 Month SOFR + 2.50%), due 8/3/28 (b)	2,377,005	2,374,034
Golden Entertainment, Inc.
First Lien Facility Term Loan B1
6.577% (1 Month SOFR + 2.25%), due 5/27/30 (b)	1,837,500	1,835,203
Light & Wonder International, Inc.
First Lien Term Loan B2
6.564% (1 Month SOFR + 2.25%), due 4/16/29 (b)	3,656,882	3,656,882
Oceankey US II Corp.
First Lien Initial Term Loan
7.927% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,009,042	3,012,803
PCI Gaming Authority
First Lien Facility Term Loan B
6.327% (1 Month SOFR + 2.00%), due 7/18/31 (b)	2,424,635	2,422,210
Penn Entertainment, Inc.
First Lien Term Loan B
6.827% (1 Month SOFR + 2.50%), due 5/3/29 (b)	1,481,408	1,482,103
Station Casinos LLC
First Lien Facility Term Loan B
6.327% (1 Month SOFR + 2.00%), due 3/14/31 (b)	3,950,000	3,954,389
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
6.827% (1 Month SOFR + 2.50%), due 12/14/29 (b)	2,860,227	2,862,372

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
UFC Holdings LLC
First Lien Term Loan B4
6.571% (3 Month SOFR + 2.25%), due 11/21/31 (b)	$ 4,601,875	$ 4,616,946
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.827% (1 Month SOFR + 2.50%), due 8/3/28 (b)	4,757,373	4,756,184
		37,479,555
Insurance 3.3%
Acrisure LLC (b)
First Lien Term Loan B6
7.327% (1 Month SOFR + 3.00%), due 11/6/30	2,628,484	2,617,532
First Lien 2025 Refinancing Term Loan B
7.572% (1 Month SOFR + 3.25%), due 6/21/32	1,431,590	1,428,608
Alera Group, Inc.
First Lien Initial Term Loan
7.577% (1 Month SOFR + 3.25%), due 5/31/32 (b)	3,333,333	3,342,263
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
7.072% (1 Month SOFR + 2.75%), due 9/19/31 (b)	3,082,284	3,081,584
AssuredPartners, Inc.
First Lien 2024 Term Loan
7.827% (1 Month SOFR + 3.50%), due 2/14/31 (b)	4,939,975	4,951,441
Asurion LLC (b)
First Lien New Term Loan B9
7.691% (1 Month SOFR + 3.25%), due 7/30/27	478,750	478,002
First Lien New Term Loan B12
8.577% (1 Month SOFR + 4.25%), due 9/19/30	957,762	932,621
First Lien New Term Loan B13
8.577% (1 Month SOFR + 4.25%), due 9/19/30	1,171,681	1,137,506
First Lien New Term Loan B11
8.677% (1 Month SOFR + 4.25%), due 8/21/28	1,392,533	1,376,519
Second Lien New Term Loan B3
9.691% (1 Month SOFR + 5.25%), due 1/31/28	1,800,000	1,716,750
	Principal Amount	Value

Insurance (continued)
Asurion LLC (b) (continued)
Second Lien New Term Loan B4
9.691% (1 Month SOFR + 5.25%), due 1/19/29	$ 2,500,000	$ 2,314,733
Broadstreet Partners, Inc.
First Lien 2024 Term Loan B
7.327% (1 Month SOFR + 3.00%), due 6/16/31 (b)	5,244,190	5,250,089
Goosehead Insurance Holdings LLC
First Lien Initial Term Loan
7.814% (1 Month SOFR + 3.50%), due 1/8/32 (b)	1,496,250	1,499,991
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
7.327% (1 Month SOFR + 3.00%), due 7/31/31 (b)	3,783,008	3,794,830
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
7.564% (1 Month SOFR + 3.25%), due 6/17/32 (b)	2,000,000	1,997,500
Truist Insurance Holdings LLC
First Lien Term Loan B
7.046% (3 Month SOFR + 2.75%), due 5/6/31 (b)	1,838,710	1,838,710
		37,758,679
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc.
First Lien ARR Borrowing Term Loan
7.077% (1 Month SOFR + 2.75%), due 12/13/29 (b)	2,925,394	2,927,831
Creative Artists Agency LLC
First Lien Term Loan B
7.077% (1 Month SOFR + 2.75%), due 10/1/31 (b)	5,325,827	5,337,810
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
6.577% (1 Month SOFR + 2.25%), due 4/1/31 (b)	1,300,627	1,300,627
Tripadvisor, Inc.
First Lien Initial Term Loan B
7.077% (1 Month SOFR + 2.75%), due 7/8/31 (b)	1,157,917	1,143,443
		10,709,711
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.6%
Advanced Drainage Systems, Inc.
First Lien Initial Term Loan
6.679% (1 Month SOFR + 2.25%), due 7/31/26 (b)	$ 440,893	$ 440,709
Columbus McKinnon Corp.
First Lien Initial Term Loan
6.796% (3 Month SOFR + 2.50%), due 5/15/28 (b)	2,420,020	2,410,945
Husky Injection Molding Systems Ltd.
First Lien Amendment No. 5 Refinancing Term Loan
8.731% (6 Month SOFR + 4.50%), due 2/15/29 (b)	4,396,075	4,402,942
		7,254,596
Manufacturing 1.6%
Adient US LLC
First Lien Term Loan B2
6.577% (1 Month SOFR + 2.25%), due 1/31/31 (b)	1,994,949	1,997,443
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.792% (3 Month SOFR + 2.50%), due 3/15/30 (b)	1,892,712	1,895,078
Coherent Corp.
First Lien Term Loan B2
6.327% (1 Month SOFR + 2.00%), due 7/2/29 (b)	2,966,454	2,962,746
CP Atlas Buyer, Inc.
First Lien Term Loan B
8.177% (1 Month SOFR + 3.75%), due 11/23/27 (b)	1,764,566	1,753,904
FCG Acquisitions, Inc.
First Lien Amendment No. 11 Term Loan
7.546% (3 Month SOFR + 3.25%), due 3/31/28 (b)	2,187,686	2,187,003
Madison IAQ LLC
First Lien Initial Term Loan
6.762% (6 Month SOFR + 2.50%), due 6/21/28 (b)	2,271,500	2,272,636
Pro Mach Group, Inc.
First Lien Amendment No. 5 Refinancing Term Loan
7.077% (1 Month SOFR + 2.75%), due 8/31/28 (b)	4,991,757	5,001,027
	Principal Amount	Value

Manufacturing (continued)
Rexnord LLC
First Lien Term Loan B
6.441% (1 Month SOFR + 2.00%), due 10/4/28 (b)	$ 742,398	$ 746,574
		18,816,411
Media 1.2%
Apple Bidco LLC
First Lien Term Loan
6.827% (1 Month SOFR + 2.50%), due 9/23/31 (b)	3,977,378	3,974,892
Cogeco Financing 2 LP
First Lien Term Loan B
6.941% (1 Month SOFR + 2.50%), due 9/1/28 (b)	2,698,801	2,684,465
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.939% (1 Month SOFR + 2.50%), due 6/2/28 (b)	577,500	576,572
Radiate Holdco LLC
First Lien Amendment No. 6 Term Loan
7.691% (1 Month SOFR + 3.25%), due 9/25/26 (b)	1,997,538	1,725,374
Sinclair Television Group, Inc.
First Lien Term Loan B7
8.527% (1 Month SOFR + 4.10%), due 12/31/30 (b)	1,448,920	1,224,337
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
7.373% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,666,667	3,615,106
		13,800,746
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
8.594% (3 Month SOFR + 4.00%), due 6/9/28	1,206,857	983,589
First Lien First Out Term Loan
11.594% (3 Month SOFR + 7.00%), due 6/11/28	604,734	604,734
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
7.077% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,684,478	1,680,267
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
10.32% (1 Month SOFR + 5.00%), due 12/21/29 (b)	2,295,171	2,303,778

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals (continued)
MRC Global (US), Inc.
First Lien Term Loan
7.796% (3 Month SOFR + 3.50%), due 10/29/31 (b)	$ 1,197,000	$ 1,191,015
Zekelman Industries, Inc.
First Lien 2024 Term Loan
6.563% (1 Month SOFR + 2.25%), due 1/24/31 (b)	2,187,026	2,186,114
		8,949,497
Oil & Gas 1.8%
ChampionX Corp.
First Lien Term Loan B1
7.177% (1 Month SOFR + 2.75%), due 6/7/29 (b)	1,462,697	1,463,611
Compass Power Generation LLC
First Lien Tranche Term Loan B4
7.577% (1 Month SOFR + 3.25%), due 4/16/29 (b)	2,249,627	2,259,469
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
8.046% (3 Month SOFR + 3.75%), due 6/22/29 (b)	1,667,349	1,670,475
Fleet Midco I Ltd.
First Lien Term Loan B2
7.055% (6 Month SOFR + 2.75%), due 2/21/31 (b)	3,175,586	3,179,556
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
6.277% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,218	1,350,374
Hilcorp Energy I LP
First Lien Initial Term Loan
6.314% (1 Month SOFR + 2.00%), due 2/6/30 (b)	855,000	854,644
NGL Energy Operating LLC
First Lien Initial Term Loan
8.077% (1 Month SOFR + 3.75%), due 2/3/31 (b)	526,667	520,906
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
6.572% (1 Month SOFR + 2.25%), due 10/5/28 (b)	1,935,703	1,934,321
Prairie Acquiror LP
First Lien Term Loan B3
8.577% (1 Month SOFR + 4.25%), due 8/1/29 (b)	2,160,085	2,170,885
	Principal Amount	Value

Oil & Gas (continued)
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.577% (1 Month SOFR + 3.25%), due 11/17/28 (b)	$ 2,960,480	$ 2,970,347
Traverse Midstream Partners LLC
First Lien Advance Term Loan
7.28% (3 Month SOFR + 3.00%), due 2/16/28 (b)	2,059,501	2,059,501
		20,434,089
Packaging 0.2%
LABL, Inc.
First Lien Term Loan B
9.427% (1 Month SOFR + 5.00%), due 10/30/28 (b)	2,935,932	2,644,541
Personal & Nondurable Consumer Products 1.6%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B1
6.577% (1 Month SOFR + 2.25%), due 12/21/28 (b)	5,769,312	5,758,494
Foundation Building Materials, Inc. (b)
First Lien Initial Term Loan
7.791% (3 Month SOFR + 3.25%), due 1/31/28	1,699,032	1,676,379
First Lien Term Loan
8.28% (3 Month SOFR + 4.00%), due 1/29/31	2,824,850	2,759,878
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
7.546% (3 Month SOFR + 3.25%), due 1/16/32 (b)	3,055,811	3,029,073
Leslie's Poolmart, Inc.
First Lien Term Loan B
7.191% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,144,135	804,899
Michaels Cos., Inc. (The)
First Lien Term Loan B
8.807% (3 Month SOFR + 4.25%), due 4/17/28 (b)	3,072,000	2,555,520
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
6.327% (1 Month SOFR + 2.00%), due 4/20/29 (b)	1,406,518	1,408,276
		17,992,519
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Personal & Nondurable Consumer Products (Manufacturing Only) 0.7%
American Builders & Contractors Supply Co., Inc.
First Lien Term Loan B
6.077% (1 Month SOFR + 1.75%), due 1/31/31 (b)	$ 1,645,129	$ 1,648,008
SRAM LLC
First Lien Initial Term Loan
6.577% (1 Month SOFR + 2.25%), due 2/27/32 (b)	2,637,981	2,611,601
Varsity Brands, Inc.
First Lien Term Loan B
7.83% (3 Month SOFR + 3.50%), due 8/26/31 (b)	3,591,000	3,585,014
		7,844,623
Personal, Food & Miscellaneous Services 0.9%
Aramark Services, Inc. (b)
First Lien Term Loan B7
6.327% (1 Month SOFR + 2.00%), due 4/6/28	1,402,972	1,403,557
First Lien Term Loan B8
6.327% (1 Month SOFR + 2.00%), due 6/24/30	1,377,457	1,379,754
IRB Holding Corp.
First Lien 2024 Second Replacement Term Loan B
6.827% (1 Month SOFR + 2.50%), due 12/15/27 (b)	5,616,295	5,614,346
KFC Holding Co.
First Lien 2021 Term Loan B
6.179% (1 Month SOFR + 1.75%), due 3/15/28 (b)	1,412,366	1,417,662
		9,815,319
Pharmaceuticals 0.2%
Padagis LLC
First Lien Term Loan B
9.271% (3 Month SOFR + 4.75%), due 7/6/28 (b)	2,104,870	1,962,792
Retail 0.3%
Great Outdoors Group LLC
First Lien Term Loan B
7.577% (1 Month SOFR + 3.25%), due 1/23/32 (b)	3,737,926	3,714,564
	Principal Amount	Value

Retail Store 1.1%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
6.577% (1 Month SOFR + 2.25%), due 6/11/31 (b)	$ 4,411,111	$ 4,313,436
PetSmart LLC
First Lien Initial Term Loan
8.177% (1 Month SOFR + 3.75%), due 2/11/28 (b)	1,584,097	1,567,596
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
7.577% (1 Month SOFR + 3.25%), due 10/19/29 (b)	6,713,013	6,662,665
		12,543,697
Services: Business 5.4%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.577% (1 Month SOFR + 2.25%), due 9/29/31 (b)	3,304,583	3,295,291
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	600,000	602,250
Brown Group Holding LLC (b)
First Lien Incremental Term Loan B2
6.813% (1 Month SOFR + 2.50%), due 7/1/31	1,025,253	1,026,151
First Lien Initial Term Loan
6.827% (1 Month SOFR + 2.50%), due 7/1/31	4,603,603	4,606,480
ConnectWise LLC
First Lien Initial Term Loan
8.057% (3 Month SOFR + 3.50%), due 9/29/28 (b)	1,746,897	1,753,885
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.572% (1 Month SOFR + 2.25%), due 1/18/29 (b)	9,974,747	9,966,269
Examworks Bidco, Inc.
First Lien Term Loan
7.077% (1 Month SOFR + 2.75%), due 11/1/28 (b)	3,570,937	3,577,633
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
8.077% (1 Month SOFR + 3.75%), due 7/1/30 (b)	383,298	337,302

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Grant Thornton Advisors LLC (b)
First Lien 2025 Incremental Term Loan
7.077% (1 Month SOFR + 2.75%), due 6/2/31	$ 1,739,928	$ 1,737,753
First Lien 2025-2 Incremental Term Loan
7.327% (1 Month SOFR + 3.00%), due 6/2/31	2,250,000	2,246,249
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (b)	338,061	340,279
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.646% (3 Month SOFR + 4.25%), due 8/21/28 (b)	3,533,000	3,356,350
Mitchell International, Inc.
First Lien Initial Term Loan
7.577% (1 Month SOFR + 3.25%), due 6/17/31 (b)	2,977,500	2,972,382
MPH Acquisition Holdings LLC (b)
First Lien Exchange First Out Term Loan
8.03% (3 Month SOFR + 3.75%), due 12/31/30	152,898	150,604
First Lien Second Out Term Loan
9.141% (3 Month SOFR + 4.60%), due 12/31/30	1,267,432	1,131,184
Osttra Group Ltd.
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (b)	5,000,000	5,012,500
OVG Business Services LLC
First Lien Initial Term Loan
7.327% (1 Month SOFR + 3.00%), due 6/25/31 (b)	2,357,188	2,351,295
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.796% (3 Month SOFR + 3.50%), due 10/2/31 (b)	3,690,750	3,690,750
PRA Health Sciences, Inc.
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (b)	84,228	84,676
Project Boost Purchaser LLC (b)
First Lien Initial Term Loan
7.296% (3 Month SOFR + 3.00%), due 7/16/31	3,103,395	3,105,980
	Principal Amount	Value

Services: Business (continued)
Project Boost Purchaser LLC (b) (continued)
Second Lien Initial Term Loan
9.546% (3 Month SOFR + 5.25%), due 7/2/32	$ 1,500,000	$ 1,508,750
Prometric Holdings, Inc.
First Lien Initial Term Loan
8.077% (1 Month SOFR + 3.75%), due 6/25/32 (b)	1,800,000	1,799,438
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
7.577% (1 Month SOFR + 3.25%), due 11/19/31 (b)	1,489,599	1,487,178
Ryan LLC
First Lien Term Loan
7.827% (1 Month SOFR + 3.50%), due 11/14/30 (b)	2,148,647	2,151,332
Soliant Lower Intermediate LLC
First Lien Initial Term Loan
8.002% (3 Month SOFR + 3.75%), due 7/18/31 (b)	981,996	969,721
Vestis Corp.
First Lien Term Loan B1
6.58% (3 Month SOFR + 2.25%), due 2/24/31 (b)	1,163,750	1,111,381
Vizient, Inc.
First Lien Term Loan B8
6.077% (1 Month SOFR + 1.75%), due 8/1/31 (b)	370,727	371,422
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
6.327% (1 Month SOFR + 2.00%), due 11/5/29 (b)	1,592,160	1,590,169
		62,334,654
Services: Consumer 0.7%
Nielsen Consumer LLC
First Lien Eleventh Amendment Dollar Refinancing Term Loan
7.827% (1 Month SOFR + 3.50%), due 3/6/28 (b)	5,171,657	5,171,657
Planet US Buyer LLC
First Lien Term Loan
7.33% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,731,863	2,742,107
		7,913,764
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software 5.1%
Cloud Software Group, Inc. (b)
First Lien Initial Dollar Facility Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/30/29	$ 5,007,916	$ 5,009,478
First Lien Incremental Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/21/31	1,386,521	1,387,712
Cloudera, Inc.
First Lien Initial Term Loan
8.177% (1 Month SOFR + 3.75%), due 10/9/28 (b)	1,477,099	1,416,169
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.191% (1 Month SOFR + 3.75%), due 10/16/28 (b)	1,814,062	1,692,370
Cotiviti, Inc. (b)
First Lien New Term Loan B
7.074% (1 Month SOFR + 2.75%), due 5/1/31	4,643,907	4,617,785
First Lien Amendment No. 2 Term Loan
7.074% (1 Month SOFR + 2.75%), due 3/26/32	1,250,000	1,243,750
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
7.074% (3 Month SOFR + 2.75%), due 11/30/29 (b)	707,161	701,503
DS Admiral Bidco LLC
First Lien Initial Term Loan
8.546% (3 Month SOFR + 4.25%), due 6/26/31 (b)	1,984,855	1,958,803
Ellucian Holdings, Inc.
First Lien Term Loan B1
7.327% (1 Month SOFR + 3.00%), due 10/9/29 (b)	2,158,897	2,164,294
Gen Digital, Inc.
First Lien Term Loan B
6.077% (1 Month SOFR + 1.75%), due 9/12/29 (b)	4,029,843	4,024,806
Informatica LLC
First Lien Term Loan B
6.577% (1 Month SOFR + 2.25%), due 10/27/28 (b)	3,871,143	3,883,240
Isolved, Inc.
First Lien Term Loan B2
7.327% (1 Month SOFR + 3.00%), due 10/15/30 (b)	580,908	582,603
	Principal Amount	Value

Software (continued)
McAfee Corp.
First Lien Tranche Term Loan B1
7.316% (1 Month SOFR + 3.00%), due 3/1/29 (b)	$ 9,850,768	$ 9,505,991
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.88% (1 Month SOFR + 4.50%), due 5/2/29 (b)	1,945,000	1,320,169
Opal LLC
First Lien Facility Term Loan B2
7.435% (6 Month SOFR + 3.25%), due 4/23/32 (b)	3,500,000	3,509,625
Sovos Compliance LLC
First Lien Amendment No. 2 Replacement Term Loan
8.327% (1 Month SOFR + 4.00%), due 8/13/29 (b)	3,966,595	3,984,445
Starlight Parent LLC
First Lien Initial Term Loan
8.261% (3 Month SOFR + 4.00%), due 4/16/32 (b)	2,250,000	2,190,937
UKG, Inc.
First Lien Initial Term Loan
7.311% (1 Month SOFR + 3.00%), due 2/10/31 (b)	8,439,188	8,466,438
Vision Solutions, Inc.
First Lien New Term Loan B
8.541% (3 Month SOFR + 4.00%), due 4/24/28 (b)	1,604,166	1,515,269
		59,175,387
Telecommunications 1.7%
Avaya, Inc.
First Lien Exit Term Loan
11.827% (1 Month SOFR + 7.50%), due 8/1/28 (b)	125,324	97,753
Azalea Topco, Inc.
First Lien Initial Term Loan
7.577% (1 Month SOFR + 3.25%), due 4/30/31 (b)	1,417,857	1,419,187
Cablevision Lightpath LLC
First Lien 2025 Refinancing Term Loan
7.312% (1 Month SOFR + 3.00%), due 11/30/27 (b)	2,429,606	2,435,680
Connect Finco SARL
First Lien First Amendment Term Loan
7.827% (1 Month SOFR + 3.50%), due 12/11/26 (b)	576,491	574,448

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Floating Rate Portfolio

	Principal Amount	Value
Loan Assignments (continued)
Telecommunications (continued)
CSC Holdings LLC
First Lien Term Loan B5
9.00% (PRIME + 1.50%), due 4/15/27 (b)	$ 2,506,342	$ 2,439,769
Cushman & Wakefield US Borrower LLC
First Lien 2025-1 Term Loan
7.077% (1 Month SOFR + 2.75%), due 1/31/30 (b)	1,513,768	1,509,984
Frontier Communications Holdings LLC
First Lien Initial Term Loan
6.792% (6 Month SOFR + 2.50%), due 7/1/31 (b)	1,691,511	1,687,282
Gogo Intermediate Holdings LLC
First Lien Initial Term Loan
8.191% (1 Month SOFR + 3.75%), due 5/1/28 (b)	2,490,786	2,444,084
Level 3 Financing, Inc.
First Lien Commitment Term Loan B3
8.577% (1 Month SOFR + 4.25%), due 3/29/32 (b)	600,000	605,250
Lumen Technologies, Inc. (b)
First Lien Term Loan B1
6.791% (1 Month SOFR + 2.35%), due 4/16/29	887,834	876,735
First Lien Term Loan B2
6.791% (1 Month SOFR + 2.35%), due 4/15/30	887,833	875,996
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
7.441% (1 Month SOFR + 3.00%), due 3/9/27 (b)	5,348,136	5,084,740
		20,050,908
Utilities 0.6%
Astoria Energy LLC
First Lien Term Loan B
7.323% (1 Year SOFR + 3.00%), due 6/14/32 (b)	1,625,000	1,625,812
Edgewater Generation LLC
First Lien 2025 Refinancing Term Loan
7.327% (1 Month SOFR + 3.00%), due 8/1/30 (b)	3,314,590	3,324,949
Hamilton Projects Acquiror LLC
First Lien Term Loan
7.327% (1 Month SOFR + 3.00%), due 5/30/31 (b)	2,558,036	2,558,568
		7,509,329
	Principal Amount	Value

Water 0.5%
AI Aqua Merger Sub, Inc.
First Lien 2025 Refinancing Term Loan B
7.324% (1 Year SOFR + 3.25%), due 7/31/28 (b)	$ 6,331,044	$ 6,317,476
Total Loan Assignments (Cost $994,618,112)		981,408,933
Total Long-Term Bonds (Cost $1,124,151,996)		1,111,908,809

	Shares

Affiliated Investment Company 0.2%
Fixed Income Fund 0.2%
NYLI MacKay High Yield Corporate Bond Fund Class I	436,571	2,282,391
Total Affiliated Investment Company (Cost $2,445,688)		2,282,391
Common Stocks 0.2%
Automobile Components 0.0% ‡
Millennium Corporate Trust (d)(e)(f)	1,243	—
Millennium Industries Corp. (d)(e)(f)	1,324	—
		—
Communications Equipment 0.0% ‡
Avaya, Inc. (d)(e)(f)	12,043	87,312
Hotels, Restaurants & Leisure 0.2%
Aimbridge Acquisition Co., Inc. (d)(e)(f)	29,346	1,731,414
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(f)	45,694	3,199
Technology Hardware, Storage & Peripherals 0.0% ‡
Diebold Nixdorf, Inc. (f)	8,023	444,474
Total Common Stocks (Cost $3,898,085)		2,266,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Number of Warrants	Value

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(f)(g)	22	$ 0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 3.2%
U.S. Treasury Debt 3.2%
U.S. Treasury Bills (h)
4.026%, due 7/15/25	$ 1,815,000	1,812,069
4.073%, due 7/22/25	3,599,000	3,590,262
4.085%, due 7/3/25	1,812,000	1,811,578
4.164%, due 7/24/25	5,026,000	5,012,626
4.219%, due 7/1/25	25,122,000	25,122,000
Total Short-Term Investments (Cost $37,348,896)		37,348,535
Total Investments (Cost $1,167,844,665)	100.3%	1,153,806,134
Other Assets, Less Liabilities	(0.3)	(3,503,569)
Net Assets	100.0%	$ 1,150,302,565

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $3,364,581, which represented 0.3% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)	Less than $1.
(h)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Floating Rate Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 2,271	$ —	$ —	$ —	$ 11	$ 2,282	$ 70	$ —	437
Abbreviation(s):
CLO—Collateralized Loan Obligation
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 31,288,932	$ —	$ 31,288,932
Corporate Bonds	—	99,210,944	—	99,210,944
Loan Assignments	—	980,001,277	1,407,656	981,408,933
Total Long-Term Bonds	—	1,110,501,153	1,407,656	1,111,908,809
Affiliated Investment Company
Fixed Income Fund	2,282,391	—	—	2,282,391
Common Stocks	444,474	—	1,821,925	2,266,399
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	37,348,535	—	37,348,535
Total Investments in Securities	$ 2,726,865	$ 1,147,849,688	$ 3,229,581	$ 1,153,806,134

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,165,398,977)	$1,151,523,743
Investment in affiliated investment companies, at value (identified cost $2,445,688)	2,282,391
Cash	10,939,185
Unrealized appreciation on unfunded commitments (See Note 5)	4,623
Receivables:
Investment securities sold	11,735,034
Interest	5,426,491
Portfolio shares sold	2,153,743
Other assets	8,404
Total assets	1,184,073,614
Liabilities
Payables:
Investment securities purchased	32,268,745
Portfolio shares redeemed	744,095
Manager (See Note 3)	559,096
NYLIFE Distributors (See Note 3)	130,968
Professional fees	52,837
Custodian	9,958
Shareholder communication	578
Trustees	182
Accrued expenses	4,590
Total liabilities	33,771,049
Net assets	$1,150,302,565
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$135,713
Additional paid-in-capital	1,240,903,088
1,241,038,801
Total distributable earnings (loss)	(90,736,236)
Net assets	$1,150,302,565
Initial Class
Net assets applicable to outstanding shares	$507,800,867
Shares of beneficial interest outstanding	59,936,565
Net asset value per share outstanding	$8.47
Service Class
Net assets applicable to outstanding shares	$642,501,698
Shares of beneficial interest outstanding	75,776,705
Net asset value per share outstanding	$8.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Floating Rate Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$43,732,327
Dividends-affiliated	70,419
Total income	43,802,746
Expenses
Manager (See Note 3)	3,296,617
Distribution/Service—Service Class (See Note 3)	807,568
Professional fees	91,450
Shareholder communication	44,360
Custodian	23,329
Trustees	12,995
Miscellaneous	36,845
Total expenses	4,313,164
Net investment income (loss)	39,489,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(11,985,688)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	561,832
Affiliated investments	11,438
Unfunded commitments	(1,373)
Net change in unrealized appreciation (depreciation)	571,897
Net realized and unrealized gain (loss)	(11,413,791)
Net increase (decrease) in net assets resulting from operations	$28,075,791
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$39,489,582	$76,587,674
Net realized gain (loss)	(11,985,688)	(5,232,828)
Net change in unrealized appreciation (depreciation)	571,897	1,388,802
Net increase (decrease) in net assets resulting from operations	28,075,791	72,743,648
Distributions to shareholders:
Initial Class	(16,647,195)	(24,289,476)
Service Class	(22,693,855)	(51,479,345)
Total distributions to shareholders	(39,341,050)	(75,768,821)
Capital share transactions:
Net proceeds from sales of shares	134,638,103	342,470,001
Net asset value of shares issued to shareholders in reinvestment of distributions	39,341,050	75,768,821
Cost of shares redeemed	(111,497,797)	(179,503,945)
Increase (decrease) in net assets derived from capital share transactions	62,481,356	238,734,877
Net increase (decrease) in net assets	51,216,097	235,709,704
Net Assets
Beginning of period	1,099,086,468	863,376,764
End of period	$1,150,302,565	$1,099,086,468
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Floating Rate Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.56	$8.59	$8.34	$8.86	$8.81	$8.93
Net investment income (loss) (a)	0.31	0.69	0.70	0.41	0.28	0.32
Net realized and unrealized gain (loss)	(0.09)	(0.03)	0.25	(0.52)	0.05	(0.12)
Total from investment operations	0.22	0.66	0.95	(0.11)	0.33	0.20
Less distributions:
From net investment income	(0.31)	(0.69)	(0.70)	(0.41)	(0.28)	(0.32)
Net asset value at end of period	$8.47	$8.56	$8.59	$8.34	$8.86	$8.81
Total investment return (b)	2.59%	8.09%	11.86%	(1.25)%	3.76%	2.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.30%††	8.10%	8.30%	4.80%	3.23%	3.81%
Net expenses (c)	0.64%††	0.64%	0.64%	0.64%	0.64%	0.65%
Portfolio turnover rate	10%	28%	20%	14%	29%	19%
Net assets at end of period (in 000's)	$507,801	$428,694	$225,592	$275,041	$299,907	$142,403

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.57	$8.59	$8.34	$8.87	$8.82	$8.94
Net investment income (loss) (a)	0.30	0.68	0.69	0.39	0.26	0.30
Net realized and unrealized gain (loss)	(0.09)	(0.03)	0.24	(0.53)	0.05	(0.12)
Total from investment operations	0.21	0.65	0.93	(0.14)	0.31	0.18
Less distributions:
From net investment income	(0.30)	(0.67)	(0.68)	(0.39)	(0.26)	(0.30)
Net asset value at end of period	$8.48	$8.57	$8.59	$8.34	$8.87	$8.82
Total investment return (b)	2.46%	7.82%	11.58%	(1.49)%	3.50%	2.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	7.05%††	7.93%	8.08%	4.59%	2.96%	3.50%
Net expenses (c)	0.89%††	0.89%	0.89%	0.89%	0.89%	0.90%
Portfolio turnover rate	10%	28%	20%	14%	29%	19%
Net assets at end of period (in 000's)	$642,502	$670,392	$637,785	$562,357	$533,782	$496,645

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Floating Rate Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

32	NYLI VP Floating Rate Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The
33

Notes to Financial Statements (Unaudited) (continued)
evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign

34	NYLI VP Floating Rate Portfolio

tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(H) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(I) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio’s principal investments include floating rate loans, which are usually rated below investment grade and are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In a recession or serious credit event, the value of these investments could decline
35

Notes to Financial Statements (Unaudited) (continued)
significantly. As a result, of these and other evens, the Portfolio’s NAVs could decrease and you could lose money.
In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.60% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,296,617 and paid the Subadvisor fees in the amount of $1,648,309.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service

36	NYLI VP Floating Rate Portfolio

fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,167,899,769	$6,368,855	$(20,462,490)	$(14,093,635)
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $67,817,917, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,491	$63,327
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$75,768,821
Note 5–Commitments and Contingencies
As of June 30, 2025, the Portfolio had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$384,621	$—
Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Delayed Commitment Draw Term Loan B 7.577%, (1 Month SOFR + 3.25%), due 4/1/32	33,848	(152)
GrafTech Global Enterprises, Inc., First Lien Delayed Draw Term Loan TBD, due 12/21/29	1,321,363	9,837
Kaman Corp., First Lien Delayed Term Loan TBD, due 2/26/32	86,034	(65)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	106,495	360
SWF Holdings I Corp., First Lien Delayed Draw Term Loan TBD, due 12/19/29	1,423,214	(5,357)
Total	$3,355,575	$4,623
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any
37

Notes to Financial Statements (Unaudited) (continued)
revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $173,523 and $110,829, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	9,888,156	$83,309,282
Shares issued to shareholders in reinvestment of distributions	1,966,755	16,647,195
Shares redeemed	(1,992,255)	(16,891,042)
Net increase (decrease)	9,862,656	$83,065,435
Year ended December 31, 2024:
Shares sold	25,703,801	$220,516,026
Shares issued to shareholders in reinvestment of distributions	2,834,047	24,289,476
Shares redeemed	(4,736,460)	(40,617,278)
Net increase (decrease)	23,801,388	$204,188,224

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	6,054,752	$51,328,821
Shares issued to shareholders in reinvestment of distributions	2,677,883	22,693,855
Shares redeemed	(11,198,890)	(94,606,755)
Net increase (decrease)	(2,466,255)	$(20,584,079)
Year ended December 31, 2024:
Shares sold	14,211,854	$121,953,975
Shares issued to shareholders in reinvestment of distributions	6,000,989	51,479,345
Shares redeemed	(16,189,347)	(138,886,667)
Net increase (decrease)	4,023,496	$34,546,653
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

38	NYLI VP Floating Rate Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
39

NYLI VP U.S. Government Money Market Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.0%
Government Agency Debt 30.4%
Federal Agricultural Mortgage Corp.
4.43%, due 8/13/25	$ 20,000,000	$ 20,000,000
4.435%, due 2/27/26	25,000,000	25,000,000
4.45%, due 12/12/25	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp.
4.43%, due 2/11/26	20,000,000	20,000,000
4.445%, due 12/2/25	10,000,000	10,000,000
Federal Home Loan Banks
4.238%, due 7/8/25	35,000,000	34,971,281
4.239%, due 7/9/25	10,000,000	9,990,622
4.254%, due 7/25/25	15,000,000	14,957,740
4.256%, due 7/16/25	25,000,000	24,955,950
Federal Home Loan Mortgage Corp.
4.239%, due 7/9/25	5,000,000	4,995,305
4.248%, due 7/28/25	19,226,000	19,165,078
4.266%, due 7/22/25	24,844,000	24,782,842
Federal National Mortgage Association
4.241%, due 7/16/25	26,583,000	26,536,263
Total Government Agency Debt (Cost $255,355,081)		255,355,081
Treasury Debt 41.4%
U.S. Treasury Bills (a)
4.237%, due 7/10/25	16,652,800	16,635,246
4.257%, due 7/8/25	71,475,000	71,416,226
4.258%, due 7/22/25	30,000,000	29,925,975
4.261%, due 8/14/25	33,922,000	33,746,810
4.275%, due 8/21/25	43,953,200	43,689,499
4.278%, due 9/16/25	25,000,000	24,773,361
4.279%, due 8/28/25	7,797,000	7,743,788
4.286%, due 8/12/25	10,000,000	9,950,539
4.324%, due 8/19/25	110,000,000	109,359,801
Total Treasury Debt (Cost $347,241,245)		347,241,245
	Principal Amount	Value

Treasury Repurchase Agreements 28.2%
BMO Capital Markets
4.37%, dated
due 7/1/25
Proceeds at Maturity $20,000,008
(Collateralized by United States Treasury security with a rate of 3.125% and with maturity date of 02/15/42, with a Principal Amount of $24,855,900 and an aggregate Market Value, including accrued interest, of $20,400,008)	$ 20,000,000	$ 20,000,000
BofA Securities, Inc. 4.39%, dated due 7/1/25 Proceeds at Maturity $115,000,000 (Collateralized by United States Treasury securities with rates between 0.00% and 4.50% and maturity dates between 07/31/25 and 02/15/55, with a Principal Amount of $114,138,951 and an aggregate Market Value, including accrued interest, of $117,300,000)	115,000,000	115,000,000
RBC Capital Markets LLC 4.39%, dated due 7/1/25 Proceeds at Maturity $32,007,943 (Collateralized by United States Treasury security with a rate of 3.875% and with maturity date of 12/31/27, with a Principal Amount of $32,528,300 and an aggregate Market Value, including accrued interest, of $32,648,102)	32,004,000	32,004,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Investments (continued)
Treasury Repurchase Agreements (continued)
Scotia Capital (USA) Inc.
4.41%, dated
due 7/1/25
Proceeds at Maturity $25,000,019
(Collateralized by United States Treasury securities with rates between 0.375% and 4.125% and maturity dates between 11/15/25 and 08/15/33, with a Principal Amount of $25,197,100 and an aggregate Market Value, including accrued interest, of $25,500,019)	$ 25,000,000	$ 25,000,000
TD Securities, Inc. 4.40%, dated due 7/1/25 Proceeds at Maturity $45,000,088 (Collateralized by United States Treasury securities with rates between 2.00% and 2.750% and maturity dates between 11/15/26 and 08/15/32, with a Principal Amount of $48,141,700 and an aggregate Market Value, including accrued interest, of $45,900,089)	45,000,000	45,000,000
Total Treasury Repurchase Agreements (Cost $237,004,000)		237,004,000
Total Short-Term Investments (Cost $839,600,326)	100.0%	839,600,326
Other Assets, Less Liabilities	0.0‡	248,575
Net Assets	100.0%	$ 839,848,901

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP U.S. Government Money Market Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$ —	$ 255,355,081	$ —	$ 255,355,081
Treasury Debt	—	347,241,245	—	347,241,245
Treasury Repurchase Agreements	—	237,004,000	—	237,004,000
Total Investments in Securities	$ —	$ 839,600,326	$ —	$ 839,600,326

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (amortized cost $602,596,326)	$602,596,326
Repurchase agreements, at value (amortized cost $237,004,000)	237,004,000
Cash	572
Receivables:
Interest	457,465
Other assets	7,432
Total assets	840,065,795
Liabilities
Payables:
Manager (See Note 3)	168,742
Professional fees	25,976
Custodian	5,897
Trustees	173
Accrued expenses	16,106
Total liabilities	216,894
Net assets	$839,848,901
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$839,763
Additional paid-in-capital	838,993,328
839,833,091
Total distributable earnings (loss)	15,810
Net assets	$839,848,901
Initial Class
Net assets applicable to outstanding shares	$839,848,901
Shares of beneficial interest outstanding	839,762,617
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP U.S. Government Money Market Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$18,204,094
Expenses
Manager (See Note 3)	1,590,828
Professional fees	48,781
Shareholder communication	28,753
Custodian	14,279
Trustees	10,207
Miscellaneous	31,507
Total expenses before waiver/reimbursement	1,724,355
Expense waiver/reimbursement from Manager (See Note 3)	(550,888)
Net expenses	1,173,467
Net investment income (loss)	17,030,627
Realized Gain (Loss)
Net realized gain (loss) on investments	356
Net increase (decrease) in net assets resulting from operations	$17,030,983
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$17,030,627	$41,792,159
Net realized gain (loss)	356	4,259
Net increase (decrease) in net assets resulting from operations	17,030,983	41,796,418
Distributions to shareholders:
Initial Class	(17,030,627)	(41,792,158)
Capital share transactions:
Net proceeds from sales of shares	311,549,625	522,198,334
Net asset value of shares issued to shareholders in reinvestment of distributions	17,030,627	41,792,158
Cost of shares redeemed	(318,741,424)	(851,661,876)
Increase (decrease) in net assets derived from capital share transactions	9,838,828	(287,671,384)
Net increase (decrease) in net assets	9,839,184	(287,667,124)
Net Assets
Beginning of period	830,009,717	1,117,676,841
End of period	$839,848,901	$830,009,717
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP U.S. Government Money Market Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	0.05	0.05	0.01	0.00‡	0.00‡
Net realized and unrealized gain (loss) on investments	0.00‡	0.00‡	0.00‡	0.00‡	0.00	0.00
Total from investment operations	0.02	0.05	0.05	0.01	0.00‡	0.00‡
Less distributions:
From net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)‡	0.00‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	2.03%	5.02%	4.81%	1.29%	0.01%	0.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.06%††	4.92%	4.72%	1.40%	0.01%	0.15%
Net expenses	0.28%††	0.28%	0.28%	0.24%	0.04%	0.16%
Expenses (before waiver/reimbursement)	0.41%††	0.41%	0.40%	0.40%	0.41%	0.42%
Net assets at end of period (in 000's)	$839,849	$830,010	$1,117,677	$857,323	$630,034	$827,050

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP U.S. Government Money Market Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market portfolio,” the Board of Trustees of the Trust ("Board") has determined that the Portfolio is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
(B) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (generally 4:00  p.m. Eastern time) on each day the Portfolio is open for business (“valuation date”). Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

10	NYLI VP U.S. Government Money Market Portfolio

materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of June 30, 2025, the aggregate value by input level of the Portfolio’s assets and liabilities is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolio may utilize some of the following fair value techniques: multi-dimensional relational pricing models and option adjusted spread pricing. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies. Securities valued in this manner are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
11

Notes to Financial Statements (Unaudited) (continued)
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(D) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Funds in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Repurchase Agreements.  The Portfolio may enter into repurchase agreements (i.e., buy a security from another party with the agreement that it will be sold back in the future) to earn income. The Portfolio may enter into repurchase agreements only with counterparties, usually financial institutions, that are deemed by the Manager or the Subadvisor to be creditworthy, pursuant to guidelines established by the Board. During the term of any repurchase agreement, the Manager or the Subadvisor will continue to monitor the creditworthiness of the counterparty. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by the Portfolio to the counterparty secured by the securities transferred to the Portfolio.
Repurchase agreements are subject to counterparty risk, meaning the Portfolio could lose money by the counterparty’s failure to perform under the terms of the agreement. The Portfolio mitigates this risk by ensuring the repurchase agreement is collateralized by cash, U.S. government securities, fixed income securities and/or other securities. The collateral is held by the Portfolio's custodian and valued daily on a mark to market basis to determine if the value, including accrued interest, exceeds the repurchase price. In the event of the counterparty’s default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be limited or subject to delay, to legal proceedings and possible realized loss to the Portfolio.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended

12	NYLI VP U.S. Government Money Market Portfolio

and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors, New York Life Investments pays for the services of the Subadvisor.
The Fund, on behalf of the Portfolio, pays New York Life Investments in its capacity as the Portfolio’s investment manager and administrator, pursuant to the Management Agreement, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% up to $500 million; 0.35% from $500 million to $1 billion; and 0.30% in excess of $1 billion.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that total annual operating expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Initial Class shares do not exceed 0.28% of average daily net assets. This agreement will remain in effect until May 1, 2025 and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended June 30, 2025, the effective management fee rate was 0.38% of the Portfolio's average daily net assets.
New York Life Investments may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,590,828 and paid the Subadvisor in the amount of $519,970. Additionally, New York Life Investments reimbursed expenses in the amount of $550,888, without which the Portfolio's total returns would have been lower.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $4,622, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5	$—
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$41,792,158
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
13

Notes to Financial Statements (Unaudited) (continued)
Note 6–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class (at $1 per share)	Shares
Six-month period ended June 30, 2025:
Shares sold	311,518,832
Shares issued to shareholders in reinvestment of distributions	17,028,924
Shares redeemed	(318,709,817)
Net increase (decrease)	9,837,939
Year ended December 31, 2024:
Shares sold	522,146,119
Shares issued to shareholders in reinvestment of distributions	41,787,979
Shares redeemed	(851,576,718)
Net increase (decrease)	(287,642,620)
Note 7–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 8–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
14	NYLI VP U.S. Government Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
15

NYLI VP Allocation Portfolios

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025
NYLI VP Conservative Allocation Portfolio
NYLI VP Moderate Allocation Portfolio
NYLI VP Growth Allocation Portfolio
NYLI VP Equity Allocation Portfolio

NYLI VP Conservative Allocation Portfolio
Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.4%
Equity Funds 38.4%
NYLI Candriam International Equity ETF	170,838	$ 5,671,668
NYLI Candriam U.S. Large Cap Equity ETF	145,043	7,192,711
NYLI Candriam U.S. Mid Cap Equity ETF	160,848	5,185,643
NYLI Epoch Capital Growth Fund Class I	82,007	1,293,641
NYLI Epoch International Choice Fund Class I	142,610	6,388,093
NYLI Fiera SMID Growth Fund Class R6	307,416	5,061,813
NYLI FTSE International Equity Currency Neutral ETF	244,533	7,206,387
NYLI PineStone U.S. Equity Fund Class R6	354,519	6,953,749
NYLI VP American Century Sustainable Equity Portfolio Initial Class	690,723	7,338,240
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	634,680	5,584,865
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	201,637	6,894,982
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	347,391	6,669,911
NYLI VP MacKay Convertible Portfolio Initial Class	463,124	7,346,253
NYLI VP MFS® Investors Trust Portfolio Initial Class	370,503	3,810,068
NYLI VP MFS® Research Portfolio Initial Class	367,450	3,738,435
NYLI VP PineStone International Equity Portfolio Initial Class	372,246	4,511,653
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	601,237	5,480,517
NYLI VP Small Cap Growth Portfolio Initial Class	420,851	4,936,705
NYLI VP Wellington Growth Portfolio Initial Class	229,994	7,680,851
NYLI VP Wellington Small Cap Portfolio Initial Class	483,003	4,556,211
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	224,794	7,676,238
NYLI WMC Enduring Capital Fund Class R6	153,663	6,160,342
NYLI WMC International Research Equity Fund Class I	704,215	6,475,748
NYLI WMC Value Fund Class R6	190,263	6,347,179
Total Equity Funds (Cost $116,975,541)		140,161,903
	Shares	Value

Fixed Income Funds 52.0%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	945,407	$ 7,406,506
NYLI MacKay Core Plus Bond ETF (a)	3,756,909	80,097,300
NYLI MacKay High Income ETF (a)	230,282	6,077,142
NYLI MacKay Securitized Income ETF (a)	824,424	21,554,895
NYLI MacKay Short Duration High Income Fund Class I	846,469	8,062,783
NYLI Short Term Bond Fund Class I (a)	399,058	3,653,851
NYLI VP Bond Portfolio Initial Class (a)	1,066,036	13,256,155
NYLI VP Floating Rate Portfolio Initial Class	2,156,459	18,269,736
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	638,456	6,065,583
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,149,743	21,584,492
NYLI VP PIMCO Real Return Portfolio Initial Class	458,306	3,695,916
Total Fixed Income Funds (Cost $190,676,526)		189,724,359
Total Affiliated Investment Companies (Cost $307,652,067)		329,886,262
Short-Term Investment 9.1%
Affiliated Investment Company 9.1%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	33,085,222	33,085,222
Total Short-Term Investment (Cost $33,085,222)	9.1%	33,085,222
Total Investments (Cost $340,737,289)	99.5%	362,971,484
Other Assets, Less Liabilities	0.5	1,848,212
Net Assets	100.0%	$ 364,819,696

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 8,004	$ (607)	$ —(a)	$ 10	$ 7,407	$ 169	$ —	945
NYLI Candriam International Equity ETF	6,129	—	(1,379)	301	621	5,672	105	—	171
NYLI Candriam U.S. Large Cap Equity ETF	9,173	226	(2,369)	907	(744)	7,193	44	—	145
NYLI Candriam U.S. Mid Cap Equity ETF	5,705	454	(929)	111	(155)	5,186	30	—	161
NYLI Epoch Capital Growth Fund Class I	1,366	—	(151)	17	62	1,294	—	—	82
NYLI Epoch International Choice Fund Class I	6,284	101	(1,154)	208	949	6,388	—	—	143
NYLI Fiera SMID Growth Fund Class R6	5,670	683	(1,086)	37	(242)	5,062	—	—	307
NYLI FTSE International Equity Currency Neutral ETF	7,835	—	(1,574)	451	494	7,206	107	—	245
NYLI MacKay Core Plus Bond ETF	86,272	303	(8,466)	(523)	2,511	80,097	1,879	—	3,757
NYLI MacKay High Income ETF (b)	6,511	6	(519)	5	73	6,076	191	—	230
NYLI MacKay Securitized Income ETF	23,174	250	(2,432)	39	524	21,555	530	—	824
NYLI MacKay Short Duration High Income Fund Class I	16,936	301	(9,240)	(191)	257	8,063	301	—	846
NYLI PineStone U.S. Equity Fund Class R6	8,895	—	(2,143)	296	(94)	6,954	—	—	355
NYLI Short Term Bond Fund Class I	4,070	108	(546)	—(a)	22	3,654	84	—	399
NYLI U.S. Government Liquidity Fund	37,822	44,938	(49,675)	—	—	33,085	708	—	33,085
NYLI VP American Century Sustainable Equity Portfolio Initial Class	9,619	262	(2,706)	(496)	659	7,338	—	—	691
NYLI VP Bond Portfolio Initial Class	14,314	108	(1,645)	(23)	502	13,256	—	—	1,066
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	5,997	—	(1,118)	(5)	711	5,585	—	—	635
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	4,994	1,872	(326)	28	327	6,895	—	—	202
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	8,228	—	(2,009)	320	131	6,670	—	—	347
NYLI VP Floating Rate Portfolio Initial Class	20,335	677	(2,540)	(119)	(83)	18,270	677	—	2,156
NYLI VP MacKay Convertible Portfolio Initial Class	7,856	212	(986)	33	231	7,346	212	—	463
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	6,672	—	(833)	26	201	6,066	—	—	638
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	23,261	176	(2,878)	50	975	21,584	—	—	2,150
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	3,649	—	—	161	3,810	—	—	371
NYLI VP MFS® Research Portfolio Initial Class	—	3,581	—	—	157	3,738	—	—	367
NYLI VP PIMCO Real Return Portfolio Initial Class	3,990	42	(537)	(50)	251	3,696	—	—	458
NYLI VP PineStone International Equity Portfolio Initial Class	5,601	2	(1,525)	(763)	1,197	4,512	—	—	372
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	6,322	264	(1,011)	133	(227)	5,481	—	—	601
NYLI VP Small Cap Growth Portfolio Initial Class	5,254	662	(910)	52	(121)	4,937	—	—	421
NYLI VP Wellington Growth Portfolio Initial Class	9,926	728	(3,696)	1,468	(745)	7,681	—	—	230
NYLI VP Wellington Small Cap Portfolio Initial Class	4,553	633	(449)	87	(268)	4,556	—	—	483
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	9,929	618	(3,759)	1,277	(389)	7,676	—	—	225
NYLI WMC Enduring Capital Fund Class R6	3,906	2,431	(387)	67	143	6,160	—	—	154
NYLI WMC International Research Equity Fund Class I	6,554	6	(1,292)	191	1,016	6,475	—	—	704
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI WMC Value Fund Class R6	$ 7,704	$ —	$ (1,699)	$ 117	$ 225	$ 6,347	$ —	$ —	190
	$390,857	$71,297	$(112,576)	$4,051	$9,342	$362,971	$5,037	$—

(a)	Less than $500.
(b)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	15,778	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.48%	12/1/25	Daily	6,409	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	9,243	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	7,294	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(15,955)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(23,462)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	18,289	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	2,793	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of June 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	1,936	242,840	—	1.54
Advanced Micro Devices Inc.	3,195	400,856	—	2.54
Airbnb Inc.	2,308	289,516	—	1.83
Alphabet Inc.	2,357	295,675	—	1.87
Amazon.com Inc.	2,450	307,437	—	1.95
Amdocs Ltd.	2,249	282,115	—	1.79
Amphenol Corp.	3,498	438,818	—	2.78
Applied Materials Inc.	2,715	340,584	—	2.16
AppLovin Corp.	3,080	386,415	—	2.45
Aptiv plc	2,365	296,672	—	1.88
Arista Networks Inc.	2,828	354,857	—	2.25
BILL Holdings Inc.	2,296	288,117	—	1.83
Boeing Co. (The)	3,035	380,723	—	2.41
Booking Holdings Inc.	2,923	366,685	—	2.32
Cognex Corp.	2,147	269,316	—	1.71
Cognizant Technology Solutions Corp.	2,066	259,157	—	1.64
DoorDash Inc.	2,972	372,836	—	2.36
eBay Inc.	2,481	311,289	—	1.97
EPAM Systems Inc.	2,036	255,465	—	1.62
Etsy Inc.	2,323	291,456	—	1.85
ExlService Holdings Inc.	2,068	259,440	—	1.64
Fidelity National Information Services Inc.	2,594	325,385	—	2.06
Fiserv Inc.	1,764	221,268	—	1.40
Globant SA	1,494	187,432	—	1.19
GoDaddy Inc.	2,278	285,736	—	1.81
Honeywell International Inc.	2,450	307,364	—	1.95
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
HP Inc.	1,861	233,517	—	1.48
Informatica Inc.	2,937	368,489	—	2.34
Jack Henry & Associates Inc.	2,188	274,555	—	1.74
KLA Corp.	2,958	371,152	—	2.35
Marvell Technology Inc.	2,513	315,275	—	2.00
Match Group Inc.	2,143	268,834	—	1.70
Meta Platforms Inc.	2,675	335,652	—	2.13
Micron Technology Inc.	3,053	383,075	—	2.43
MKS Instruments Inc.	2,809	352,364	—	2.23
Nasdaq Inc.	2,702	338,997	—	2.15
Northrop Grumman Corp.	2,236	280,542	—	1.78
nVent Electric Plc	3,002	376,625	—	2.39
NVIDIA Corp.	3,153	395,572	—	2.51
PayPal Holdings Inc.	2,389	299,707	—	1.90
Pegasystems Inc.	3,352	420,492	—	2.67
Pinterest Inc.	2,490	312,385	—	1.98
PTC Inc.	2,394	300,391	—	1.90
Q2 Holdings, Inc.	2,773	347,895	—	2.21
Trade Desk, Inc. (The)	2,671	335,137	—	2.12
Uber Technologies Inc.	2,882	361,544	—	2.29
Upstart Holdings Inc.	3,045	382,052	—	2.42
Vertiv Holdings Co.	3,428	430,062	—	2.73
Zillow Group Inc.	2,199	275,831	—	1.75

1.	As of June 30, 2025, cash in the amount $250,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2025.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Conservative Allocation Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 140,161,903	$ —	$ —	$ 140,161,903
Fixed Income Funds	189,724,359	—	—	189,724,359
Total Affiliated Investment Companies	329,886,262	—	—	329,886,262
Short-Term Investment
Affiliated Investment Company	33,085,222	—	—	33,085,222
Total Investments in Securities	$ 362,971,484	$ —	$ —	$ 362,971,484

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $340,737,289)	$362,971,484
Cash	999,999
Cash collateral on deposit at broker for swap contracts	250,000
Receivables:
Dividends and interest on OTC swaps contracts	773,972
Portfolio shares sold	121,447
Dividends	109,896
Other assets	4,582
Total assets	365,231,380
Liabilities
Payables:
Portfolio shares redeemed	303,091
NYLIFE Distributors (See Note 3)	71,751
Professional fees	21,522
Custodian	7,029
Shareholder communication	3,514
Trustees	78
Accrued expenses	4,699
Total liabilities	411,684
Net assets	$364,819,696
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$34,113
Additional paid-in-capital	379,987,462
380,021,575
Total distributable earnings (loss)	(15,201,879)
Net assets	$364,819,696
Initial Class
Net assets applicable to outstanding shares	$13,623,529
Shares of beneficial interest outstanding	1,257,675
Net asset value per share outstanding	$10.83
Service Class
Net assets applicable to outstanding shares	$351,196,167
Shares of beneficial interest outstanding	32,855,617
Net asset value per share outstanding	$10.69

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Conservative Allocation Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$5,037,284
Expenses
Distribution/Service—Service Class (See Note 3)	445,747
Professional fees	33,430
Custodian	19,807
Shareholder communication	14,466
Trustees	4,611
Miscellaneous	7,090
Total expenses	525,151
Net investment income (loss)	4,512,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	4,051,212
Swap transactions	(4,131,228)
Net realized gain (loss)	(80,016)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	9,342,439
Net realized and unrealized gain (loss)	9,262,423
Net increase (decrease) in net assets resulting from operations	$13,774,556
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,512,133	$15,372,402
Net realized gain (loss)	(80,016)	(21,276,256)
Net change in unrealized appreciation (depreciation)	9,342,439	32,068,355
Net increase (decrease) in net assets resulting from operations	13,774,556	26,164,501
Distributions to shareholders:
Initial Class	—	(232,960)
Service Class	—	(5,419,377)
Total distributions to shareholders	—	(5,652,337)
Capital share transactions:
Net proceeds from sales of shares	10,602,378	32,337,833
Net asset value of shares issued to shareholders in reinvestment of distributions	—	5,652,337
Cost of shares redeemed	(51,922,084)	(119,612,134)
Increase (decrease) in net assets derived from capital share transactions	(41,319,706)	(81,621,964)
Net increase (decrease) in net assets	(27,545,150)	(61,109,800)
Net Assets
Beginning of period	392,364,846	453,474,646
End of period	$364,819,696	$392,364,846
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Conservative Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.42	$9.94	$9.64	$12.91	$12.44	$11.70
Net investment income (loss) (a)	0.14	0.41	0.31	0.26	0.27	0.21
Net realized and unrealized gain (loss)	0.27	0.24	0.63	(1.89)	0.61	0.97
Total from investment operations	0.41	0.65	0.94	(1.63)	0.88	1.18
Less distributions:
From net investment income	—	(0.17)	(0.30)	(0.53)	(0.25)	(0.25)
From net realized gain on investments	—	—	(0.34)	(1.11)	(0.16)	(0.19)
Total distributions	—	(0.17)	(0.64)	(1.64)	(0.41)	(0.44)
Net asset value at end of period	$10.83	$10.42	$9.94	$9.64	$12.91	$12.44
Total investment return (b)	4.00%	6.51%	10.29%	(12.05)%	7.13%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.68%††	3.95%	3.12%	2.31%	2.12%	1.76%
Net expenses (c)	0.04%††	0.03%	0.03%	0.03%	0.03%	0.04%
Portfolio turnover rate	8%	50%	18%	26%	25%	29%
Net assets at end of period (in 000's)	$13,624	$13,810	$13,959	$13,487	$17,168	$16,707

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.29	$9.82	$9.52	$12.77	$12.30	$11.57
Net investment income (loss) (a)	0.12	0.37	0.27	0.23	0.23	0.17
Net realized and unrealized gain (loss)	0.28	0.24	0.64	(1.88)	0.61	0.97
Total from investment operations	0.40	0.61	0.91	(1.65)	0.84	1.14
Less distributions:
From net investment income	—	(0.14)	(0.27)	(0.49)	(0.21)	(0.22)
From net realized gain on investments	—	—	(0.34)	(1.11)	(0.16)	(0.19)
Total distributions	—	(0.14)	(0.61)	(1.60)	(0.37)	(0.41)
Net asset value at end of period	$10.69	$10.29	$9.82	$9.52	$12.77	$12.30
Total investment return (b)	3.88%	6.25%	10.02%	(12.27)%	6.86%	10.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%††	3.62%	2.80%	2.03%	1.83%	1.50%
Net expenses (c)	0.29%††	0.28%	0.28%	0.28%	0.28%	0.29%
Portfolio turnover rate	8%	50%	18%	26%	25%	29%
Net assets at end of period (in 000's)	$351,196	$378,555	$439,516	$496,304	$670,879	$686,344

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLI VP Moderate Allocation Portfolio
Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 58.3%
NYLI Candriam International Equity ETF (a)	516,033	$ 17,131,831
NYLI Candriam U.S. Large Cap Equity ETF (a)	446,084	22,121,395
NYLI Candriam U.S. Mid Cap Equity ETF (a)	421,725	13,596,161
NYLI Epoch Capital Growth Fund Class I	151,575	2,391,055
NYLI Epoch International Choice Fund Class I (a)	426,932	19,124,060
NYLI Fiera SMID Growth Fund Class R6 (a)	798,451	13,147,049
NYLI FTSE International Equity Currency Neutral ETF	452,707	13,341,275
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,074,409	21,074,107
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	2,129,736	22,626,317
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	1,954,392	17,197,669
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	594,395	20,325,321
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	1,032,223	19,818,686
NYLI VP MacKay Convertible Portfolio Initial Class	855,854	13,575,893
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	1,115,810	11,474,437
NYLI VP MFS® Research Portfolio Initial Class (a)	1,096,581	11,156,616
NYLI VP PineStone International Equity Portfolio Initial Class (a)	1,144,097	13,866,572
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	1,628,542	14,844,815
NYLI VP Small Cap Growth Portfolio Initial Class	1,067,629	12,523,605
NYLI VP Wellington Growth Portfolio Initial Class	785,832	26,243,553
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	1,150,103	10,849,041
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	695,169	23,738,569
NYLI WMC Enduring Capital Fund Class R6 (a)	433,146	17,364,813
NYLI WMC International Research Equity Fund Class I (a)	2,105,358	19,360,245
	Shares	Value

Equity Funds (continued)
NYLI WMC Value Fund Class R6 (a)	552,224	$ 18,422,235
Total Equity Funds (Cost $326,984,215)		395,315,320
Fixed Income Funds 31.7%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	1,746,919	13,685,709
NYLI MacKay Core Plus Bond ETF (a)	4,132,053	88,095,370
NYLI MacKay High Income ETF (a)	296,574	7,826,588
NYLI MacKay Securitized Income ETF (a)	905,794	23,682,346
NYLI MacKay Short Duration High Income Fund Class I	497,690	4,740,594
NYLI Short Term Bond Fund Class I (a)	737,400	6,751,779
NYLI VP Bond Portfolio Initial Class (a)	1,171,228	14,564,220
NYLI VP Floating Rate Portfolio Initial Class	1,992,428	16,880,051
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	822,273	7,811,924
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class (a)	2,361,847	23,714,124
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	846,837	6,829,148
Total Fixed Income Funds (Cost $214,953,666)		214,581,853
Total Affiliated Investment Companies (Cost $541,937,881)		609,897,173
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 4.201% (a)(b)	65,014,411	65,014,411
Total Short-Term Investment (Cost $65,014,411)	9.6%	65,014,411
Total Investments (Cost $606,952,292)	99.6%	674,911,584
Other Assets, Less Liabilities	0.4	2,578,832
Net Assets	100.0%	$ 677,490,416

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Moderate Allocation Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 14,726	$ (1,062)	$ —	$ 22	$ 13,686	$ 309	$ —	1,747
NYLI Candriam International Equity ETF	18,174	—	(3,786)	1,273	1,471	17,132	316	—	516
NYLI Candriam U.S. Large Cap Equity ETF	27,557	608	(6,504)	2,370	(1,910)	22,121	133	—	446
NYLI Candriam U.S. Mid Cap Equity ETF	14,817	1,731	(2,866)	350	(436)	13,596	80	—	422
NYLI Epoch Capital Growth Fund Class I	2,478	—	(230)	25	118	2,391	—	—	152
NYLI Epoch International Choice Fund Class I	18,616	395	(3,318)	541	2,890	19,124	—	—	427
NYLI Fiera SMID Growth Fund Class R6	14,762	2,199	(3,319)	144	(639)	13,147	—	—	798
NYLI FTSE International Equity Currency Neutral ETF	14,233	—	(2,615)	629	1,094	13,341	198	—	453
NYLI MacKay Core Plus Bond ETF	93,173	1,450	(8,697)	(589)	2,758	88,095	2,033	—	4,132
NYLI MacKay High Income ETF (a)	8,243	85	(601)	5	95	7,827	242	—	297
NYLI MacKay Securitized Income ETF	25,028	499	(2,459)	40	574	23,682	573	—	906
NYLI MacKay Short Duration High Income Fund Class I	19,891	262	(15,517)	(332)	437	4,741	231	—	498
NYLI PineStone U.S. Equity Fund Class R6	26,580	—	(6,092)	831	(245)	21,074	—	—	1,074
NYLI Short Term Bond Fund Class I	7,393	336	(1,017)	—(b)	40	6,752	153	—	737
NYLI U.S. Government Liquidity Fund	68,173	72,021	(75,180)	—	—	65,014	1,300	—	65,014
NYLI VP American Century Sustainable Equity Portfolio Initial Class	29,182	381	(7,387)	(2,276)	2,726	22,626	—	—	2,130
NYLI VP Bond Portfolio Initial Class	15,459	258	(1,673)	(24)	544	14,564	—	—	1,171
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	18,169	—	(3,122)	(147)	2,298	17,198	—	—	1,954
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	15,336	4,955	(957)	25	966	20,325	—	—	594
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	24,075	—	(5,588)	941	391	19,819	—	—	1,032
NYLI VP Floating Rate Portfolio Initial Class	18,537	859	(2,331)	(94)	(91)	16,880	618	—	1,992
NYLI VP MacKay Convertible Portfolio Initial Class	14,269	386	(1,561)	48	434	13,576	386	—	856
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	8,446	35	(959)	29	261	7,812	—	—	822
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	25,121	433	(2,954)	50	1,064	23,714	—	—	2,362
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	11,016	—	—	458	11,474	—	—	1,116
NYLI VP MFS® Research Portfolio Initial Class	—	10,709	—	—	448	11,157	—	—	1,097
NYLI VP PIMCO Real Return Portfolio Initial Class	7,248	142	(928)	(85)	452	6,829	—	—	847
NYLI VP PineStone International Equity Portfolio Initial Class	16,745	11	(4,197)	(2,325)	3,633	13,867	—	—	1,144
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	16,979	1,109	(3,010)	(1,104)	871	14,845	—	—	1,629
NYLI VP Small Cap Growth Portfolio Initial Class	13,135	2,457	(2,980)	(766)	678	12,524	—	—	1,068
NYLI VP Wellington Growth Portfolio Initial Class	30,199	1,615	(7,858)	1,571	717	26,244	—	—	786
NYLI VP Wellington Small Cap Portfolio Initial Class	10,521	2,253	(1,585)	353	(693)	10,849	—	—	1,150
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	30,378	1,101	(10,411)	2,322	349	23,739	—	—	695
NYLI WMC Enduring Capital Fund Class R6	11,344	6,597	(1,240)	212	452	17,365	—	—	433
NYLI WMC International Research Equity Fund Class I	19,329	22	(3,562)	341	3,230	19,360	—	—	2,105
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI WMC Value Fund Class R6	$ 22,092	$ —	$ (4,661)	$ 327	$ 664	$ 18,422	$ —	$ —	552
	$705,682	$138,651	$(200,227)	$4,685	$26,121	$674,912	$6,572	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	28,821	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.47%	12/1/25	Daily	11,722	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	17,081	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	13,488	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.13%	6/18/26	Daily	(2,804)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(30,997)	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(39,959)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	33,802	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	6,568	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of June 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	3,536	443,602	—	1.54
Advanced Micro Devices Inc.	5,837	732,252	—	2.54
Airbnb Inc.	4,215	528,865	—	1.83
Alphabet Inc.	4,305	540,116	—	1.87
Amazon.com Inc.	4,476	561,603	—	1.95
Amdocs Ltd.	4,108	515,346	—	1.79
Amphenol Corp.	6,389	801,598	—	2.78
Applied Materials Inc.	4,959	622,152	—	2.16
AppLovin Corp.	5,626	705,874	—	2.45
Aptiv plc	4,320	541,937	—	1.88
Arista Networks Inc.	5,167	648,225	—	2.25
BILL Holdings Inc.	4,195	526,310	—	1.83
Boeing Co. (The)	5,543	695,474	—	2.41
Booking Holdings Inc.	5,339	669,832	—	2.32
Cognex Corp.	3,921	491,966	—	1.71
Cognizant Technology Solutions Corp.	3,773	473,407	—	1.64
DoorDash Inc.	5,429	681,068	—	2.36
eBay Inc.	4,532	568,639	—	1.97
EPAM Systems Inc.	3,720	466,663	—	1.62
Etsy Inc.	4,244	532,410	—	1.85
ExlService Holdings Inc.	3,777	473,925	—	1.64
Fidelity National Information Services Inc.	4,738	594,389	—	2.06
Fiserv Inc.	3,222	404,196	—	1.40
Globant SA	2,729	342,386	—	1.19
GoDaddy Inc.	4,160	521,961	—	1.81
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Moderate Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Honeywell International Inc.	4,475	561,470	—	1.95
HP Inc.	3,400	426,571	—	1.48
Informatica Inc.	5,365	673,128	—	2.34
Jack Henry & Associates Inc.	3,998	501,536	—	1.74
KLA Corp.	5,404	677,991	—	2.35
Marvell Technology Inc.	4,590	575,920	—	2.00
Match Group Inc.	3,914	491,085	—	1.70
Meta Platforms Inc.	4,887	613,143	—	2.13
Micron Technology Inc.	5,578	699,772	—	2.43
MKS Instruments Inc.	5,130	643,671	—	2.23
Nasdaq Inc.	4,936	619,254	—	2.15
Northrop Grumman Corp.	4,085	512,473	—	1.78
nVent Electric Plc	5,484	687,989	—	2.39
NVIDIA Corp.	5,760	722,599	—	2.51
PayPal Holdings Inc.	4,364	547,481	—	1.90
Pegasystems Inc.	6,122	768,123	—	2.67
Pinterest Inc.	4,548	570,640	—	1.98
PTC Inc.	4,374	548,732	—	1.90
Q2 Holdings, Inc.	5,065	635,507	—	2.21
Trade Desk, Inc. (The)	4,880	612,203	—	2.12
Uber Technologies Inc.	5,264	660,441	—	2.29
Upstart Holdings Inc.	5,563	697,903	—	2.42
Vertiv Holdings Co.	6,262	785,604	—	2.73
Zillow Group Inc.	4,016	503,867	—	1.75

1.	As of June 30, 2025, cash in the amount $100,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2025.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 395,315,320	$ —	$ —	$ 395,315,320
Fixed Income Funds	214,581,853	—	—	214,581,853
Total Affiliated Investment Companies	609,897,173	—	—	609,897,173
Short-Term Investment
Affiliated Investment Company	65,014,411	—	—	65,014,411
Total Investments in Securities	$ 674,911,584	$ —	$ —	$ 674,911,584

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Moderate Allocation Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $606,952,292)	$674,911,584
Cash	1,901,316
Cash collateral on deposit at broker for swap contracts	100,000
Receivables:
Dividends and interest on OTC swaps contracts	1,477,683
Portfolio shares sold	351,361
Dividends	305,002
Other assets	7,495
Total assets	679,054,441
Liabilities
Payables:
Portfolio shares redeemed	1,394,737
NYLIFE Distributors (See Note 3)	128,006
Professional fees	23,032
Custodian	8,510
Shareholder communication	3,276
Trustees	140
Accrued expenses	6,324
Total liabilities	1,564,025
Net assets	$677,490,416
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$63,493
Additional paid-in-capital	660,045,308
660,108,801
Total distributable earnings (loss)	17,381,615
Net assets	$677,490,416
Initial Class
Net assets applicable to outstanding shares	$47,827,714
Shares of beneficial interest outstanding	4,432,803
Net asset value per share outstanding	$10.79
Service Class
Net assets applicable to outstanding shares	$629,662,702
Shares of beneficial interest outstanding	59,060,286
Net asset value per share outstanding	$10.66

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$6,572,370
Expenses
Distribution/Service—Service Class (See Note 3)	783,785
Professional fees	42,018
Shareholder communication	26,899
Custodian	24,574
Trustees	8,338
Miscellaneous	12,042
Total expenses	897,656
Net investment income (loss)	5,674,714
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	4,684,653
Swap transactions	(7,514,098)
Net realized gain (loss)	(2,829,445)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	26,120,743
Net realized and unrealized gain (loss)	23,291,298
Net increase (decrease) in net assets resulting from operations	$28,966,012
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Moderate Allocation Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,674,714	$20,650,846
Net realized gain (loss)	(2,829,445)	(11,755,278)
Net change in unrealized appreciation (depreciation)	26,120,743	53,662,403
Net increase (decrease) in net assets resulting from operations	28,966,012	62,557,971
Distributions to shareholders:
Initial Class	—	(508,479)
Service Class	—	(5,547,350)
Total distributions to shareholders	—	(6,055,829)
Capital share transactions:
Net proceeds from sales of shares	26,055,461	41,548,808
Net asset value of shares issued to shareholders in reinvestment of distributions	—	6,055,829
Cost of shares redeemed	(84,660,385)	(178,058,738)
Increase (decrease) in net assets derived from capital share transactions	(58,604,924)	(130,454,101)
Net increase (decrease) in net assets	(29,638,912)	(73,951,959)
Net Assets
Beginning of period	707,129,328	781,081,287
End of period	$677,490,416	$707,129,328
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.32	$9.59	$9.22	$12.84	$11.99	$11.32
Net investment income (loss) (a)	0.10	0.31	0.25	0.21	0.23	0.20
Net realized and unrealized gain (loss)	0.37	0.53	0.88	(2.06)	1.11	1.07
Total from investment operations	0.47	0.84	1.13	(1.85)	1.34	1.27
Less distributions:
From net investment income	—	(0.11)	(0.31)	(0.43)	(0.15)	(0.29)
From net realized gain on investments	—	—	(0.45)	(1.34)	(0.34)	(0.31)
Total distributions	—	(0.11)	(0.76)	(1.77)	(0.49)	(0.60)
Net asset value at end of period	$10.79	$10.32	$9.59	$9.22	$12.84	$11.99
Total investment return (b)	4.58%	8.73%	13.01%	(13.69)%	11.37%	11.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.92%††	3.02%	2.59%	1.91%	1.81%	1.83%
Net expenses (c)	0.03%††	0.03%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	11%	36%	23%	31%	27%	31%
Net assets at end of period (in 000's)	$47,828	$47,946	$46,889	$43,783	$53,604	$48,025

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.21	$9.49	$9.12	$12.72	$11.88	$11.22
Net investment income (loss) (a)	0.08	0.27	0.22	0.18	0.19	0.17
Net realized and unrealized gain (loss)	0.37	0.53	0.88	(2.05)	1.11	1.06
Total from investment operations	0.45	0.80	1.10	(1.87)	1.30	1.23
Less distributions:
From net investment income	—	(0.08)	(0.28)	(0.39)	(0.12)	(0.26)
From net realized gain on investments	—	—	(0.45)	(1.34)	(0.34)	(0.31)
Total distributions	—	(0.08)	(0.73)	(1.73)	(0.46)	(0.57)
Net asset value at end of period	$10.66	$10.21	$9.49	$9.12	$12.72	$11.88
Total investment return (b)	4.45%	8.46%	12.73%	(13.91)%	11.10%	11.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.67%††	2.72%	2.30%	1.63%	1.51%	1.52%
Net expenses (c)	0.28%††	0.28%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	11%	36%	23%	31%	27%	31%
Net assets at end of period (in 000's)	$629,663	$659,183	$734,192	$776,017	$1,020,842	$1,037,900

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Moderate Allocation Portfolio

NYLI VP Growth Allocation Portfolio
Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.9%
Equity Funds 79.2%
NYLI Candriam International Equity ETF (a)	1,086,299	$ 36,064,149
NYLI Candriam U.S. Large Cap Equity ETF (a)	801,542	39,748,628
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,275,424	41,118,904
NYLI Epoch Capital Growth Fund Class I	231,438	3,650,863
NYLI Epoch International Choice Fund Class I (a)	895,436	40,110,324
NYLI Fiera SMID Growth Fund Class R6 (a)	2,492,264	41,036,874
NYLI FTSE International Equity Currency Neutral ETF	689,797	20,328,318
NYLI PineStone U.S. Equity Fund Class R6 (a)	2,149,285	42,157,358
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	3,987,261	42,360,657
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,199,501	36,953,506
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	849,608	29,052,329
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,191,487	42,076,548
NYLI VP MacKay Convertible Portfolio Initial Class	1,296,103	20,559,301
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	949,236	9,761,472
NYLI VP MFS® Research Portfolio Initial Class (a)	960,811	9,775,288
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,416,062	29,282,916
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,545,212	41,431,423
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,528,343	41,388,525
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,311,066	43,784,231
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	4,237,312	39,970,990
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,264,692	43,186,584
NYLI WMC Enduring Capital Fund Class R6 (a)	713,889	28,619,819
NYLI WMC International Research Equity Fund Class I (a)	4,412,804	40,578,825
	Shares	Value

Equity Funds (continued)
NYLI WMC Value Fund Class R6 (a)	1,252,658	$ 41,788,798
Total Equity Funds (Cost $672,616,577)		804,786,630
Fixed Income Funds 11.7%
NYLI Candriam Emerging Markets Debt Fund Class I (a)	2,645,318	20,723,954
NYLI MacKay Core Plus Bond ETF	570,376	12,160,416
NYLI MacKay High Income ETF (a)	466,672	12,315,474
NYLI MacKay Securitized Income ETF	124,694	3,260,175
NYLI MacKay Short Duration High Income Fund Class I	656,763	6,255,801
NYLI Short Term Bond Fund Class I (a)	1,116,652	10,224,288
NYLI VP Bond Portfolio Initial Class	161,232	2,004,917
NYLI VP Floating Rate Portfolio Initial Class (a)	3,017,174	25,561,802
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,293,910	12,292,658
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	325,131	3,264,473
NYLI VP PIMCO Real Return Portfolio Initial Class (a)	1,282,328	10,341,079
Total Fixed Income Funds (Cost $117,493,422)		118,405,037
Total Affiliated Investment Companies (Cost $790,109,999)		923,191,667
Short-Term Investment 8.8%
Affiliated Investment Company 8.8%
NYLI U.S. Government Liquidity Fund, 4.201% (a)(b)	89,435,315	89,435,315
Total Short-Term Investment (Cost $89,435,315)	8.8%	89,435,315
Total Investments (Cost $879,545,314)	99.7%	1,012,626,982
Other Assets, Less Liabilities	0.3	3,541,536
Net Assets	100.0%	$ 1,016,168,518

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ —	$ 23,006	$ (2,325)	$ —	$ 43	$ 20,724	$ 464	$ —	2,645
NYLI Candriam International Equity ETF	39,133	—	(8,841)	550	5,222	36,064	662	—	1,086
NYLI Candriam U.S. Large Cap Equity ETF	49,998	—	(11,051)	3,684	(2,882)	39,749	234	—	802
NYLI Candriam U.S. Mid Cap Equity ETF	42,227	378	(1,223)	167	(430)	41,119	226	—	1,275
NYLI Epoch Capital Growth Fund Class I	3,862	—	(427)	43	173	3,651	—	—	231
NYLI Epoch International Choice Fund Class I	40,047	3	(7,138)	1,139	6,059	40,110	—	—	895
NYLI Fiera SMID Growth Fund Class R6	41,819	2,580	(2,058)	137	(1,441)	41,037	—	—	2,492
NYLI FTSE International Equity Currency Neutral ETF	22,068	—	(4,355)	1,114	1,501	20,328	302	—	690
NYLI MacKay Core Plus Bond ETF	13,139	375	(1,653)	79	220	12,160	280	—	570
NYLI MacKay High Income ETF (a)	13,287	347	(1,472)	10	143	12,315	380	—	467
NYLI MacKay Securitized Income ETF	3,530	120	(474)	6	78	3,260	79	—	125
NYLI MacKay Short Duration High Income Fund Class I	29,826	405	(24,130)	(202)	357	6,256	320	—	657
NYLI PineStone U.S. Equity Fund Class R6	49,459	—	(8,511)	1,205	4	42,157	—	—	2,149
NYLI Short Term Bond Fund Class I	11,468	715	(2,019)	—(b)	60	10,224	231	—	1,117
NYLI U.S. Government Liquidity Fund	96,520	124,575	(131,660)	—	—	89,435	1,909	—	89,435
NYLI VP American Century Sustainable Equity Portfolio Initial Class	51,070	—	(9,642)	(694)	1,627	42,361	—	—	3,987
NYLI VP Bond Portfolio Initial Class	2,180	81	(327)	(6)	77	2,005	—	—	161
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,458	—	(7,047)	(660)	5,203	36,954	—	—	4,200
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	25,565	2,906	(967)	149	1,399	29,052	—	—	850
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	47,948	—	(8,642)	1,588	1,183	42,077	—	—	2,191
NYLI VP Floating Rate Portfolio Initial Class	28,754	1,726	(4,636)	(185)	(97)	25,562	937	—	3,017
NYLI VP MacKay Convertible Portfolio Initial Class	22,135	573	(2,858)	65	644	20,559	574	—	1,296
NYLI VP MacKay High Yield Corporate Bond Portfolio Initial Class	13,614	259	(2,034)	19	435	12,293	—	—	1,294
NYLI VP MacKay U.S. Infrastructure Bond Portfolio Initial Class	3,543	119	(551)	8	145	3,264	—	—	325
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	9,385	—	—	376	9,761	—	—	949
NYLI VP MFS® Research Portfolio Initial Class	—	9,393	—	—	382	9,775	—	—	961
NYLI VP PIMCO Real Return Portfolio Initial Class	11,243	482	(1,941)	(85)	642	10,341	—	—	1,282
NYLI VP PineStone International Equity Portfolio Initial Class	36,194	17	(9,682)	(3,548)	6,302	29,283	—	—	2,416
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	44,111	22	(2,123)	(723)	144	41,431	—	—	4,545
NYLI VP Small Cap Growth Portfolio Initial Class	41,355	2,497	(2,047)	(796)	380	41,389	—	—	3,528
NYLI VP Wellington Growth Portfolio Initial Class	51,915	155	(11,924)	3,404	234	43,784	—	—	1,311
NYLI VP Wellington Small Cap Portfolio Initial Class	39,938	2,662	(1,226)	297	(1,699)	39,972	—	—	4,237
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	51,480	31	(12,917)	1,035	3,558	43,187	—	—	1,265
NYLI WMC Enduring Capital Fund Class R6	23,136	5,399	(1,173)	210	1,048	28,620	—	—	714
NYLI WMC International Research Equity Fund Class I	41,534	—	(8,424)	293	7,176	40,579	—	—	4,413
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI WMC Value Fund Class R6	$ 47,045	$ —	$ (7,423)	$ 516	$ 1,651	$ 41,789	$ —	$ —	1,253
	$1,078,601	$188,211	$(302,921)	$8,819	$39,917	$1,012,627	$6,598	$—

(a)	Prior to February 14, 2025, known as NYLI MacKay ESG High Income ETF.
(b)	Less than $500.
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	44,160	$ —
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.47%	12/1/25	Daily	17,633	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	25,866	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	20,263	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.13%	6/18/26	Daily	(7,438)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(44,654)	—
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	7,663	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(73,912)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	51,191	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	11,041	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of June 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	5,418	679,684	—	1.54
Advanced Micro Devices Inc.	8,943	1,121,951	—	2.54
Airbnb Inc.	6,459	810,322	—	1.83
Alphabet Inc.	6,596	827,561	—	1.87
Amazon.com Inc.	6,859	860,483	—	1.95
Amdocs Ltd.	6,294	789,609	—	1.79
Amphenol Corp.	9,790	1,228,203	—	2.78
Applied Materials Inc.	7,598	953,257	—	2.16
AppLovin Corp.	8,621	1,081,535	—	2.45
Aptiv plc	6,618	830,352	—	1.88
Arista Networks Inc.	7,917	993,206	—	2.25
BILL Holdings Inc.	6,428	806,409	—	1.83
Boeing Co. (The)	8,494	1,065,601	—	2.41
Booking Holdings Inc.	8,180	1,026,312	—	2.32
Cognex Corp.	6,008	753,786	—	1.71
Cognizant Technology Solutions Corp.	5,782	725,351	—	1.64
DoorDash Inc.	8,318	1,043,528	—	2.36
eBay Inc.	6,945	871,264	—	1.97
EPAM Systems Inc.	5,699	715,017	—	1.62
Etsy Inc.	6,502	815,754	—	1.85
ExlService Holdings Inc.	5,788	726,145	—	1.64
Fidelity National Information Services Inc.	7,259	910,718	—	2.06
Fiserv Inc.	4,936	619,306	—	1.40
Globant SA	4,181	524,602	—	1.19
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
GoDaddy Inc.	6,375	799,745	—	1.81
Honeywell International Inc.	6,857	860,279	—	1.95
HP Inc.	5,210	653,590	—	1.48
Informatica Inc.	8,221	1,031,361	—	2.34
Jack Henry & Associates Inc.	6,125	768,450	—	1.74
KLA Corp.	8,280	1,038,814	—	2.35
Marvell Technology Inc.	7,033	882,421	—	2.00
Match Group Inc.	5,997	752,437	—	1.70
Meta Platforms Inc.	7,488	939,454	—	2.13
Micron Technology Inc.	8,546	1,072,186	—	2.43
MKS Instruments Inc.	7,861	986,228	—	2.23
Nasdaq Inc.	7,563	948,816	—	2.15
Northrop Grumman Corp.	6,259	785,207	—	1.78
nVent Electric Plc	8,402	1,054,132	—	2.39
NVIDIA Corp.	8,825	1,107,161	—	2.51
PayPal Holdings Inc.	6,686	838,847	—	1.90
Pegasystems Inc.	9,381	1,176,912	—	2.67
Pinterest Inc.	6,969	874,331	—	1.98
PTC Inc.	6,701	840,763	—	1.90
Q2 Holdings, Inc.	7,761	973,720	—	2.21
Trade Desk, Inc. (The)	7,477	938,013	—	2.12
Uber Technologies Inc.	8,066	1,011,923	—	2.29
Upstart Holdings Inc.	8,523	1,069,323	—	2.42
Vertiv Holdings Co.	9,594	1,203,697	—	2.73
Zillow Group Inc.	6,154	772,021	—	1.75

1.	As of June 30, 2025, cash in the amount $1,800,000 due to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2025.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Growth Allocation Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 804,786,630	$ —	$ —	$ 804,786,630
Fixed Income Funds	118,405,037	—	—	118,405,037
Total Affiliated Investment Companies	923,191,667	—	—	923,191,667
Short-Term Investment
Affiliated Investment Company	89,435,315	—	—	89,435,315
Total Investments in Securities	$ 1,012,626,982	$ —	$ —	$ 1,012,626,982

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $879,545,314)	$1,012,626,982
Cash	2,051,149
Receivables:
Dividends and interest on OTC swaps contracts	4,141,302
Dividends	445,904
Portfolio shares sold	195,169
Other assets	11,946
Total assets	1,019,472,452
Liabilities
Cash collateral due to broker for swaps contracts	1,800,000
Payables:
Portfolio shares redeemed	1,264,612
NYLIFE Distributors (See Note 3)	187,243
Professional fees	24,656
Custodian	8,981
Shareholder communication	6,683
Trustees	247
Accrued expenses	11,512
Total liabilities	3,303,934
Net assets	$1,016,168,518
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$92,245
Additional paid-in-capital	922,619,453
922,711,698
Total distributable earnings (loss)	93,456,820
Net assets	$1,016,168,518
Initial Class
Net assets applicable to outstanding shares	$99,362,154
Shares of beneficial interest outstanding	8,900,488
Net asset value per share outstanding	$11.16
Service Class
Net assets applicable to outstanding shares	$916,806,364
Shares of beneficial interest outstanding	83,344,316
Net asset value per share outstanding	$11.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Growth Allocation Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$6,597,995
Expenses
Distribution/Service—Service Class (See Note 3)	1,152,752
Professional fees	52,015
Shareholder communication	41,564
Custodian	30,702
Trustees	12,672
Miscellaneous	18,830
Total expenses	1,308,535
Net investment income (loss)	5,289,460
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	8,819,268
Swap transactions	(12,066,178)
Net realized gain (loss)	(3,246,910)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	39,917,058
Net realized and unrealized gain (loss)	36,670,148
Net increase (decrease) in net assets resulting from operations	$41,959,608
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,289,460	$27,422,082
Net realized gain (loss)	(3,246,910)	24,683,322
Net change in unrealized appreciation (depreciation)	39,917,058	63,752,971
Net increase (decrease) in net assets resulting from operations	41,959,608	115,858,375
Distributions to shareholders:
Initial Class	—	(793,724)
Service Class	—	(5,600,669)
Total distributions to shareholders	—	(6,394,393)
Capital share transactions:
Net proceeds from sales of shares	23,837,794	48,692,134
Net asset value of shares issued to shareholders in reinvestment of distributions	—	6,394,393
Cost of shares redeemed	(128,722,789)	(310,387,218)
Increase (decrease) in net assets derived from capital share transactions	(104,884,995)	(255,300,691)
Net increase (decrease) in net assets	(62,925,387)	(145,836,709)
Net Assets
Beginning of period	1,079,093,905	1,224,930,614
End of period	$1,016,168,518	$1,079,093,905
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI VP Growth Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.69	$9.76	$9.50	$13.62	$12.19	$11.51
Net investment income (loss) (a)	0.07	0.27	0.22	0.18	0.20	0.21
Net realized and unrealized gain (loss)	0.40	0.75	1.14	(2.28)	1.72	1.21
Total from investment operations	0.47	1.02	1.36	(2.10)	1.92	1.42
Less distributions:
From net investment income	—	(0.09)	(0.41)	(0.42)	(0.33)	(0.34)
From net realized gain on investments	—	—	(0.69)	(1.60)	(0.16)	(0.40)
Total distributions	—	(0.09)	(1.10)	(2.02)	(0.49)	(0.74)
Net asset value at end of period	$11.16	$10.69	$9.76	$9.50	$13.62	$12.19
Total investment return (b)	4.43%	10.39%	15.49%	(14.43)%	16.01%	12.94%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.28%††	2.62%	2.25%	1.55%	1.53%	1.87%
Net expenses (c)	0.03%††	0.02%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	7%	22%	24%	32%	24%	32%
Net assets at end of period (in 000's)	$99,362	$97,038	$95,510	$88,026	$108,059	$98,314

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.55	$9.63	$9.38	$13.46	$12.05	$11.38
Net investment income (loss) (a)	0.05	0.24	0.19	0.14	0.16	0.17
Net realized and unrealized gain (loss)	0.40	0.74	1.13	(2.24)	1.71	1.21
Total from investment operations	0.45	0.98	1.32	(2.10)	1.87	1.38
Less distributions:
From net investment income	—	(0.06)	(0.38)	(0.38)	(0.30)	(0.31)
From net realized gain on investments	—	—	(0.69)	(1.60)	(0.16)	(0.40)
Total distributions	—	(0.06)	(1.07)	(1.98)	(0.46)	(0.71)
Net asset value at end of period	$11.00	$10.55	$9.63	$9.38	$13.46	$12.05
Total investment return (b)	4.30%	10.12%	15.20%	(14.64)%	15.72%	12.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%††	2.31%	1.95%	1.26%	1.24%	1.55%
Net expenses (c)	0.28%††	0.27%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	7%	22%	24%	32%	24%	32%
Net assets at end of period (in 000's)	$916,806	$982,056	$1,129,421	$1,199,347	$1,655,050	$1,711,623

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLI VP Equity Allocation Portfolio
Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 97.3%
Equity Funds 97.3%
NYLI Candriam International Equity ETF (a)	971,001	$ 32,236,359
NYLI Candriam U.S. Large Cap Equity ETF (a)	727,663	36,084,954
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,172,094	37,787,607
NYLI Epoch Capital Growth Fund Class I	165,364	2,608,571
NYLI Epoch International Choice Fund Class I (a)	801,475	35,901,427
NYLI Fiera SMID Growth Fund Class R6 (a)	2,271,088	37,395,054
NYLI FTSE International Equity Currency Neutral ETF	494,613	14,576,245
NYLI PineStone U.S. Equity Fund Class R6 (a)	1,954,891	38,344,396
NYLI VP American Century Sustainable Equity Portfolio Initial Class (a)	3,625,054	38,512,573
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,310,547	37,930,657
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	756,047	25,853,035
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,992,741	38,260,618
NYLI VP MFS® Investors Trust Portfolio Initial Class (a)	808,602	8,315,257
NYLI VP MFS® Research Portfolio Initial Class (a)	818,746	8,329,919
NYLI VP PineStone International Equity Portfolio Initial Class (a)	2,150,820	26,068,148
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class (a)	4,153,541	37,861,186
NYLI VP Small Cap Growth Portfolio Initial Class (a)	3,223,757	37,815,638
	Shares	Value

Equity Funds (continued)
NYLI VP Wellington Growth Portfolio Initial Class (a)	1,224,635	$ 40,897,800
NYLI VP Wellington Small Cap Portfolio Initial Class (a)	3,979,863	37,542,443
NYLI VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,152,656	39,360,791
NYLI WMC Enduring Capital Fund Class R6 (a)	636,324	25,510,249
NYLI WMC International Research Equity Fund Class I (a)	3,950,214	36,324,984
NYLI WMC Value Fund Class R6 (a)	1,139,219	38,004,449
Total Affiliated Investment Companies (Cost $595,006,744)		711,522,360
Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	17,679,882	17,679,882
Total Short-Term Investment (Cost $17,679,882)	2.4%	17,679,882
Total Investments (Cost $612,686,626)	99.7%	729,202,242
Other Assets, Less Liabilities	0.3	2,506,730
Net Assets	100.0%	$ 731,708,972

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of June 30, 2025, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI VP Equity Allocation Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam International Equity ETF	$ 34,633	$ —	$ (7,530)	$ 517	$ 4,616	$ 32,236	$ 591	$ —	971
NYLI Candriam U.S. Large Cap Equity ETF	44,579	818	(9,978)	3,626	(2,960)	36,085	210	—	728
NYLI Candriam U.S. Mid Cap Equity ETF	38,535	1,734	(2,287)	325	(519)	37,788	209	—	1,172
NYLI Epoch Capital Growth Fund Class I	2,734	—	(277)	26	126	2,609	—	—	165
NYLI Epoch International Choice Fund Class I	35,425	264	(6,168)	921	5,459	35,901	—	—	801
NYLI Fiera SMID Growth Fund Class R6	38,133	3,662	(3,252)	238	(1,386)	37,395	—	—	2,271
NYLI FTSE International Equity Currency Neutral ETF	15,694	—	(2,994)	661	1,215	14,576	215	—	495
NYLI PineStone U.S. Equity Fund Class R6	44,337	61	(7,080)	946	80	38,344	—	—	1,955
NYLI U.S. Government Liquidity Fund	21,179	84,233	(87,732)	—	—	17,680	393	—	17,680
NYLI VP American Century Sustainable Equity Portfolio Initial Class	45,582	1,047	(8,874)	(359)	1,117	38,513	—	—	3,625
NYLI VP Candriam Emerging Markets Equity Portfolio Initial Class	39,936	—	(6,628)	(1,565)	6,188	37,931	—	—	4,311
NYLI VP Dimensional U.S. Equity Portfolio Initial Class	22,812	3,859	(2,092)	(75)	1,349	25,853	—	—	756
NYLI VP Epoch U.S. Equity Yield Portfolio Initial Class	43,125	—	(7,329)	1,310	1,155	38,261	—	—	1,993
NYLI VP MFS® Investors Trust Portfolio Initial Class	—	7,992	—	—	323	8,315	—	—	809
NYLI VP MFS® Research Portfolio Initial Class	—	8,002	—	—	328	8,330	—	—	819
NYLI VP PineStone International Equity Portfolio Initial Class	32,093	3	(8,445)	(3,323)	5,740	26,068	—	—	2,151
NYLI VP Schroders Mid Cap Opportunities Portfolio Initial Class	40,119	313	(2,069)	(1,165)	663	37,861	—	—	4,154
NYLI VP Small Cap Growth Portfolio Initial Class	37,843	3,623	(3,326)	(1,066)	742	37,816	—	—	3,224
NYLI VP Wellington Growth Portfolio Initial Class	45,732	1,336	(9,493)	809	2,514	40,898	—	—	1,225
NYLI VP Wellington Small Cap Portfolio Initial Class	36,748	4,707	(2,757)	(265)	(891)	37,542	—	—	3,980
NYLI VP Winslow Large Cap Growth Portfolio Initial Class	45,709	884	(11,307)	(110)	4,185	39,361	—	—	1,153
NYLI WMC Enduring Capital Fund Class R6	20,834	5,821	(2,240)	372	723	25,510	—	—	636
NYLI WMC International Research Equity Fund Class I	36,720	97	(7,124)	(208)	6,840	36,325	—	—	3,950
NYLI WMC Value Fund Class R6	42,440	—	(6,372)	419	1,517	38,004	—	—	1,139
	$764,942	$128,456	$(205,354)	$2,034	$39,124	$729,202	$1,618	$—
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi Artificial Intelligence (AI) Basket	1 day FEDF plus 0.35%	12/1/25	Daily	31,488	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.40%	12/1/25	Daily	18,569	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.45%	12/1/25	Daily	14,565	—
JPMorgan Chase Bank NA	J.P. Morgan IDEX Pure Size Short	1 day FEDF plus 0.13%	6/18/26	Daily	(7,568)	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.10%	4/8/26	Daily	(31,068)	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 500 Communication Services	1 day FEDF plus 0.45%	12/1/25	Daily	4,971	$ —
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/25	Daily	(53,233)	—
Citibank NA	S&P 600 Total Return Index	1 day FEDF plus 0.45%	12/1/25	Daily	36,755	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/25	Daily	6,159	—
						$ —
The following table represents the basket holdings underlying the total return swap with Citi Artificial Intelligence (AI) Basket as of June 30, 2025.
Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Adobe Inc.	3,863	484,648	—	1.54
Advanced Micro Devices Inc.	6,377	800,006	—	2.54
Airbnb Inc.	4,605	577,799	—	1.83
Alphabet Inc.	4,703	590,091	—	1.87
Amazon.com Inc.	4,891	613,567	—	1.95
Amdocs Ltd.	4,488	563,030	—	1.79
Amphenol Corp.	6,980	875,768	—	2.78
Applied Materials Inc.	5,418	679,719	—	2.16
AppLovin Corp.	6,147	771,187	—	2.45
Aptiv plc	4,719	592,082	—	1.88
Arista Networks Inc.	5,645	708,204	—	2.25
BILL Holdings Inc.	4,583	575,009	—	1.83
Boeing Co. (The)	6,056	759,825	—	2.41
Booking Holdings Inc.	5,833	731,811	—	2.32
Cognex Corp.	4,284	537,486	—	1.71
Cognizant Technology Solutions Corp.	4,123	517,211	—	1.64
DoorDash Inc.	5,931	744,086	—	2.36
eBay Inc.	4,952	621,254	—	1.97
EPAM Systems Inc.	4,064	509,842	—	1.62
Etsy Inc.	4,636	581,673	—	1.85
ExlService Holdings Inc.	4,127	517,776	—	1.64
Fidelity National Information Services Inc.	5,176	649,386	—	2.06
Fiserv Inc.	3,520	441,595	—	1.40
Globant SA	2,982	374,067	—	1.19
GoDaddy Inc.	4,545	570,257	—	1.81
Honeywell International Inc.	4,889	613,421	—	1.95
HP Inc.	3,715	466,041	—	1.48
Informatica Inc.	5,862	735,411	—	2.34
Jack Henry & Associates Inc.	4,367	547,942	—	1.74
KLA Corp.	5,904	740,725	—	2.35
Marvell Technology Inc.	5,015	629,209	—	2.00
Match Group Inc.	4,276	536,524	—	1.70
Meta Platforms Inc.	5,339	669,876	—	2.13
Micron Technology Inc.	6,094	764,520	—	2.43
MKS Instruments Inc.	5,605	703,229	—	2.23
Nasdaq Inc.	5,393	676,552	—	2.15
Northrop Grumman Corp.	4,463	559,891	—	1.78
nVent Electric Plc	5,991	751,647	—	2.39
NVIDIA Corp.	6,293	789,460	—	2.51
PayPal Holdings Inc.	4,768	598,138	—	1.90
Pegasystems Inc.	6,689	839,196	—	2.67
Pinterest Inc.	4,969	623,440	—	1.98
PTC Inc.	4,778	599,505	—	1.90
Q2 Holdings, Inc.	5,534	694,310	—	2.21
Trade Desk, Inc. (The)	5,331	668,849	—	2.12
Uber Technologies Inc.	5,751	721,550	—	2.29
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI VP Equity Allocation Portfolio

Security Description	Shares	Notional Value	Unrealized Appreciation/ Depreciation	Percent of Basket Net Assets
Upstart Holdings Inc.	6,077	762,479	—	2.42
Vertiv Holdings Co.	6,841	858,294	—	2.73
Zillow Group Inc.	4,388	550,488	—	1.75

1.	As of June 30, 2025, cash in the amount $250,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2025.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 711,522,360	$ —	$ —	$ 711,522,360
Short-Term Investment
Affiliated Investment Company	17,679,882	—	—	17,679,882
Total Investments in Securities	$ 729,202,242	$ —	$ —	$ 729,202,242

(a)	For a complete listing of investments, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $612,686,626)	$729,202,242
Cash	1,999,999
Cash collateral on deposit at broker for swap contracts	250,000
Receivables:
Dividends and interest on OTC swaps contracts	1,431,123
Portfolio shares sold	545,202
Dividends	61,281
Other assets	7,945
Total assets	733,497,792
Liabilities
Payables:
Portfolio shares redeemed	1,621,675
NYLIFE Distributors (See Note 3)	127,797
Professional fees	22,939
Custodian	7,577
Shareholder communication	3,280
Trustees	171
Accrued expenses	5,381
Total liabilities	1,788,820
Net assets	$731,708,972
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$67,638
Additional paid-in-capital	664,426,073
664,493,711
Total distributable earnings (loss)	67,215,261
Net assets	$731,708,972
Initial Class
Net assets applicable to outstanding shares	$104,938,104
Shares of beneficial interest outstanding	9,535,409
Net asset value per share outstanding	$11.01
Service Class
Net assets applicable to outstanding shares	$626,770,868
Shares of beneficial interest outstanding	58,102,177
Net asset value per share outstanding	$10.79

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI VP Equity Allocation Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$1,618,301
Expenses
Distribution/Service—Service Class (See Note 3)	780,790
Professional fees	43,466
Shareholder communication	29,921
Custodian	25,248
Trustees	8,982
Miscellaneous	12,978
Total expenses	901,385
Net investment income (loss)	716,916
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	2,034,181
Swap transactions	(8,055,784)
Net realized gain (loss)	(6,021,603)
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	39,123,957
Net realized and unrealized gain (loss)	33,102,354
Net increase (decrease) in net assets resulting from operations	$33,819,270
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$716,916	$7,769,141
Net realized gain (loss)	(6,021,603)	5,793,109
Net change in unrealized appreciation (depreciation)	39,123,957	79,783,689
Net increase (decrease) in net assets resulting from operations	33,819,270	93,345,939
Capital share transactions:
Net proceeds from sales of shares	16,849,518	28,926,802
Cost of shares redeemed	(84,661,061)	(213,517,407)
Increase (decrease) in net assets derived from capital share transactions	(67,811,543)	(184,590,605)
Net increase (decrease) in net assets	(33,992,273)	(91,244,666)
Net Assets
Beginning of period	765,701,245	856,945,911
End of period	$731,708,972	$765,701,245
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI VP Equity Allocation Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.49	$9.37	$9.43	$14.39	$12.62	$11.80
Net investment income (loss) (a)	0.02	0.12	0.13	0.13	0.18	0.18
Net realized and unrealized gain (loss)	0.50	1.00	1.34	(2.83)	2.33	1.49
Total from investment operations	0.52	1.12	1.47	(2.70)	2.51	1.67
Less distributions:
From net investment income	—	—	(0.55)	(0.40)	(0.27)	(0.27)
From net realized gain on investments	—	—	(0.98)	(1.86)	(0.47)	(0.58)
Total distributions	—	—	(1.53)	(2.26)	(0.74)	(0.85)
Net asset value at end of period	$11.01	$10.49	$9.37	$9.43	$14.39	$12.62
Total investment return (b)	4.94%	11.87%	17.40%	(17.64)%	20.16%	15.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.42%††	1.19%	1.38%	1.14%	1.26%	1.64%
Net expenses (c)	0.03%††	0.03%	0.02%	0.02%	0.02%	0.03%
Portfolio turnover rate	6%	17%	22%	23%	22%	26%
Net assets at end of period (in 000's)	$104,938	$100,930	$98,051	$86,162	$107,062	$92,647

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.29	$9.22	$9.30	$14.21	$12.47	$11.67
Net investment income (loss) (a)	0.01	0.09	0.10	0.10	0.13	0.15
Net realized and unrealized gain (loss)	0.49	0.98	1.32	(2.79)	2.32	1.47
Total from investment operations	0.50	1.07	1.42	(2.69)	2.45	1.62
Less distributions:
From net investment income	—	—	(0.52)	(0.36)	(0.24)	(0.24)
From net realized gain on investments	—	—	(0.98)	(1.86)	(0.47)	(0.58)
Total distributions	—	—	(1.50)	(2.22)	(0.71)	(0.82)
Net asset value at end of period	$10.79	$10.29	$9.22	$9.30	$14.21	$12.47
Total investment return (b)	4.81%	11.59%	17.10%	(17.85)%	19.86%	14.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.16%††	0.90%	1.09%	0.86%	0.97%	1.34%
Net expenses (c)	0.28%††	0.28%	0.27%	0.27%	0.27%	0.28%
Portfolio turnover rate	6%	17%	22%	23%	22%	26%
Net assets at end of period (in 000's)	$626,771	$664,771	$758,895	$775,646	$1,058,752	$1,041,818

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the Underlying Portfolios/Funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios” and each individually, referred to as a "Portfolio"). These financial statements and notes relate to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio (collectively referred to as the “Allocation Portfolios” and each individually referred to as an “Allocation Portfolio”). Each is a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Allocation Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Allocation Portfolios to, among others, certain NYLIAC separate accounts. The separate accounts are used to fund flexible premium deferred variable annuity contracts and variable life insurance policies.
The following table lists each Portfolio's share classes that have been registered and commenced operations:
Portfolio	Share Classes Commenced Operations[1]
NYLI VP Conservative Allocation Portfolio	Initial Class, Service Class
NYLI VP Moderate Allocation Portfolio	Initial Class, Service Class
NYLI VP Growth Allocation Portfolio	Initial Class, Service Class
NYLI VP Equity Allocation Portfolio	Initial Class, Service Class
1.	For each Allocation Portfolio, Initial Class and Service Class shares were registered for sale as of February 13, 2006.
Shares of the Allocation Portfolios are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Allocation Portfolios' shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Allocation Portfolios pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Allocation Portfolios to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The investment objective for each of the Allocation Portfolios is as follows:
The NYLI VP Conservative Allocation Portfolio seeks current income and, secondarily, long-term growth of capital.
The NYLI VP Moderate Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Growth Allocation Portfolio seeks long-term growth of capital and, secondarily, current income.
The NYLI VP Equity Allocation Portfolio seeks long-term growth of capital.
The Allocation Portfolios are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds ("ETFs") managed by New York Life Investment Management LLC ("New York Life Investments" or "Manager") or its affiliates (the “Underlying Portfolios/Funds”).
Note 2–Significant Accounting Policies
The Allocation Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Portfolios prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Portfolios are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investments as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Allocation Portfolios' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Portfolio investments. The Valuation Designee may value the Allocation Portfolios' portfolio securities for which market quotations are not readily available and other Allocation Portfolio assets utilizing inputs from pricing

38	NYLI VP Asset Allocation Portfolios

services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Portfolio. Unobservable inputs reflect each Allocation Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day, except for investment in ETFs. Investments in ETFs are valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds. Equity securities, including shares of ETFs, are generally valued at the last quoted sales price as of the close of regular trading on the relevant exchange on each valuation date.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Portfolios will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Allocation Portfolios' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its

Notes to Financial Statements (Unaudited) (continued)
taxable income to the shareholders of each Allocation Portfolio within the allowable time limits.
The Manager evaluates each Allocation Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Portfolios' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Portfolios' financial statements. The Allocation Portfolios' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Allocation Portfolios intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Portfolios record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Portfolios from the Underlying Portfolios/Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Portfolios are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Allocation Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Portfolios, including those of related parties to the Allocation Portfolios, are shown in the Statement of Operations.
Additionally, the Allocation Portfolios may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights. In addition, the Allocation Portfolios bear a pro rata share of the fees and expenses of the Underlying Portfolios/Funds in which they invest. Because the Underlying Portfolios/Funds have varied expense and fee levels and the Allocation Portfolios may own different pro-portions of the Underlying Portfolios/Funds at different times, the amount of fees and expenses incurred indirectly by each Allocation Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Allocation Portfolios may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Allocation Portfolios will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Portfolios receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Portfolios' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Portfolios typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Portfolios' exposure to the credit risk of its original counterparty. The Allocation Portfolios will be required to post specified levels of margin with the

40	NYLI VP Asset Allocation Portfolios

clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Portfolios would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Portfolios bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Portfolios may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Portfolios enter into a “long” equity swap, the counterparty may agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Portfolios will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Portfolios' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Portfolios on the notional amount. Alternatively, when the Allocation Portfolios enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Portfolios the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Portfolios sold a particular referenced security or securities short, less the dividend expense that the Allocation Portfolios would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Portfolios will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Portfolios are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Portfolios' risk of loss consists of the net amount of payments that the Allocation Portfolios are contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Allocation Portfolios may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Portfolios may suffer a loss, which may be substantial.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Allocation Portfolios enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Portfolios that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Portfolios.
(I) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Portfolios' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Portfolios' financial positions, performance and cash flows.
The Allocation Portfolios entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Portfolios' holdings.

Notes to Financial Statements (Unaudited) (continued)
NYLI VP Conservative Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(4,131,228)
Total Net Realized Gain (Loss)	$(4,131,228)

Average Notional Amount	Total
Swap Contracts Long	$78,804,231
Swap Contracts Short	$(52,537,799)
NYLI VP Moderate Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(7,514,098)
Total Net Realized Gain (Loss)	$(7,514,098)

Average Notional Amount	Total
Swap Contracts Long	$145,200,997
Swap Contracts Short	$(98,508,320)
NYLI VP Growth Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(12,066,178)
Total Net Realized Gain (Loss)	$(12,066,178)

Average Notional Amount	Total
Swap Contracts Long	$226,164,421
Swap Contracts Short	$(156,255,308)
NYLI VP Equity Allocation Portfolio
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(8,055,784)
Total Net Realized Gain (Loss)	$(8,055,784)

Average Notional Amount	Total
Swap Contracts Long	$143,623,344
Swap Contracts Short	$(120,389,688)
Note 3–Fees and Related Party Transactions
(A) Manager.   New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Allocation Portfolios' Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Portfolios. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Portfolios. Except for the portion of salaries and expenses that are the responsibility of the Allocation Portfolios, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Portfolios and certain operational expenses of the Allocation Portfolios. The Allocation Portfolios reimburse New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Allocation Portfolios.
The Allocation Portfolios do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Portfolios do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Portfolios/Funds in which the Allocation Portfolios invest.
JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Portfolios pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Allocation Portfolios, maintaining the general ledger and sub-ledger accounts for the calculation of the Allocation Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Allocation Portfolios' administrative operations. For providing these services to the Allocation Portfolios, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Allocation Portfolios. The Allocation Portfolios will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Allocation Portfolios.
(B) Distribution and Service Fees.  The Fund, on behalf of the Allocation Portfolios, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Allocation Portfolios have adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class

42	NYLI VP Asset Allocation Portfolios

shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the respective Allocation Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of each Allocation Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI VP Conservative Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$345,426,040	$19,267,357	$(1,721,913)	$17,545,444

NYLI VP Moderate Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$618,085,743	$58,239,606	$(1,413,765)	$56,825,841

NYLI VP Growth Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$905,659,328	$107,421,588	$(453,934)	$106,967,654

NYLI VP Equity Allocation Portfolio
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$627,550,771	$101,651,471	$0	$101,651,471
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $29,237,284, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Conservative Allocation Portfolio. Accordingly, no
capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$29,237
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $21,287,918, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Moderate Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$21,288
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $2,455,109, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the NYLI VP Equity Allocation Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$2,455
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024
Portfolio	Ordinary Income	Total
NYLI VP Conservative Allocation Portfolio	$5,652,337	$5,652,337
NYLI VP Moderate Allocation Portfolio	6,055,829	6,055,829
NYLI VP Growth Allocation Portfolio	6,394,393	6,394,393
NYLI VP Equity Allocation Portfolio	—	—

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Portfolios. Custodial fees are charged to each Allocation Portfolio based on each Allocation Portfolio's net assets and the market value of securities held by each Allocation Portfolio and the number of certain transactions incurred by each Allocation Portfolio.

Notes to Financial Statements (Unaudited) (continued)
Note 6–Line of Credit
The Allocation Portfolios and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Portfolios and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Allocation Portfolios, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Allocation Portfolios under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Portfolios, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Portfolios and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Allocation Portfolios.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities,  were as follows:
Portfolio	Purchases	Sales
NYLI VP Conservative Allocation Portfolio	$26,357	$62,900
NYLI VP Moderate Allocation Portfolio	66,632	125,049
NYLI VP Growth Allocation Portfolio	63,640	171,266
NYLI VP Equity Allocation Portfolio	44,226	117,624
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
NYLI VP Conservative Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	21,899	$227,501
Shares redeemed	(90,098)	(942,167)
Net increase (decrease)	(68,199)	$(714,666)
Year ended December 31, 2024:
Shares sold	43,920	$451,424
Shares issued to shareholders in reinvestment of distributions	22,132	232,960
Shares redeemed	(144,449)	(1,491,191)
Net increase (decrease)	(78,397)	$(806,807)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,008,487	$10,374,877
Shares redeemed	(4,939,160)	(50,979,917)
Net increase (decrease)	(3,930,673)	$(40,605,040)
Year ended December 31, 2024:
Shares sold	3,125,119	$31,886,409
Shares issued to shareholders in reinvestment of distributions	520,829	5,419,377
Shares redeemed	(11,622,668)	(118,120,943)
Net increase (decrease)	(7,976,720)	$(80,815,157)
NYLI VP Moderate Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	41,269	$427,218
Shares redeemed	(255,836)	(2,644,344)
Net increase (decrease)	(214,567)	$(2,217,126)
Year ended December 31, 2024:
Shares sold	164,412	$1,669,253
Shares issued to shareholders in reinvestment of distributions	48,734	508,479
Shares redeemed	(455,951)	(4,583,150)
Net increase (decrease)	(242,805)	$(2,405,418)

44	NYLI VP Asset Allocation Portfolios

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,504,657	$25,628,243
Shares redeemed	(8,026,034)	(82,016,041)
Net increase (decrease)	(5,521,377)	$(56,387,798)
Year ended December 31, 2024:
Shares sold	3,981,150	$39,879,555
Shares issued to shareholders in reinvestment of distributions	537,086	5,547,350
Shares redeemed	(17,337,155)	(173,475,588)
Net increase (decrease)	(12,818,919)	$(128,048,683)
NYLI VP Growth Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	202,310	$2,103,941
Shares redeemed	(379,274)	(4,036,332)
Net increase (decrease)	(176,964)	$(1,932,391)
Year ended December 31, 2024:
Shares sold	207,900	$2,154,504
Shares issued to shareholders in reinvestment of distributions	73,467	793,724
Shares redeemed	(988,673)	(10,293,154)
Net increase (decrease)	(707,306)	$(7,344,926)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,075,775	$21,733,853
Shares redeemed	(11,848,144)	(124,686,457)
Net increase (decrease)	(9,772,369)	$(102,952,604)
Year ended December 31, 2024:
Shares sold	4,515,547	$46,537,630
Shares issued to shareholders in reinvestment of distributions	525,155	5,600,669
Shares redeemed	(29,220,988)	(300,094,064)
Net increase (decrease)	(24,180,286)	$(247,955,765)
NYLI VP Equity Allocation Portfolio
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	186,367	$1,925,805
Shares redeemed	(275,056)	(2,878,722)
Net increase (decrease)	(88,689)	$(952,917)
Year ended December 31, 2024:
Shares sold	134,147	$1,355,881
Shares redeemed	(969,031)	(9,901,138)
Net increase (decrease)	(834,884)	$(8,545,257)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,473,238	$14,923,713
Shares redeemed	(7,958,851)	(81,782,339)
Net increase (decrease)	(6,485,613)	$(66,858,626)
Year ended December 31, 2024:
Shares sold	2,762,278	$27,570,921
Shares redeemed	(20,450,478)	(203,616,269)
Net increase (decrease)	(17,688,200)	$(176,045,348)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Allocation Portfolios.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Portfolios as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
46

NYLI VP Schroders Mid Cap Opportunities Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 4.2%
BWX Technologies, Inc.	104,340	$ 15,031,221
Hexcel Corp.	217,933	12,311,035
		27,342,256
Banks 2.2%
Commerce Bancshares, Inc.	128,618	7,996,181
UMB Financial Corp.	61,239	6,439,893
		14,436,074
Biotechnology 1.7%
Exact Sciences Corp. (a)	208,167	11,061,994
Building Products 3.9%
Advanced Drainage Systems, Inc.	78,106	8,971,255
Masco Corp.	126,284	8,127,638
Trane Technologies plc	18,510	8,096,459
		25,195,352
Capital Markets 5.8%
Evercore, Inc., Class A	38,742	10,461,115
MarketAxess Holdings, Inc.	33,468	7,474,743
Morningstar, Inc.	31,426	9,865,564
Raymond James Financial, Inc.	65,834	10,096,961
		37,898,383
Chemicals 0.6%
Westlake Corp.	47,729	3,624,063
Commercial Services & Supplies 3.7%
Rentokil Initial plc, Sponsored ADR	600,096	14,402,304
Waste Connections, Inc.	49,836	9,305,378
		23,707,682
Communications Equipment 1.6%
Ciena Corp. (a)	128,203	10,426,750
Containers & Packaging 1.7%
AptarGroup, Inc.	72,545	11,348,214
Electric Utilities 1.3%
Alliant Energy Corp.	135,857	8,215,273
Electrical Equipment 1.3%
Regal Rexnord Corp.	57,279	8,303,164
	Shares	Value

Electronic Equipment, Instruments & Components 5.1%
Coherent Corp. (a)	138,270	$ 12,335,067
Teledyne Technologies, Inc. (a)	20,555	10,530,532
Zebra Technologies Corp., Class A (a)	32,314	9,964,345
		32,829,944
Energy Equipment & Services 0.8%
TechnipFMC plc	150,948	5,198,649
Entertainment 1.4%
Take-Two Interactive Software, Inc. (a)	36,710	8,915,023
Food Products 2.4%
Hershey Co. (The)	40,653	6,746,366
McCormick & Co., Inc. (Non-Voting)	118,687	8,998,848
		15,745,214
Health Care Equipment & Supplies 4.0%
Cooper Cos., Inc. (The) (a)	137,033	9,751,268
Masimo Corp. (a)	67,407	11,339,205
Teleflex, Inc.	41,624	4,926,617
		26,017,090
Health Care Providers & Services 2.7%
Chemed Corp.	15,660	7,625,324
Encompass Health Corp.	80,760	9,903,599
		17,528,923
Health Care REITs 1.4%
Ventas, Inc.	139,630	8,817,635
Hotels, Restaurants & Leisure 5.3%
Aramark	369,992	15,491,565
Churchill Downs, Inc.	88,505	8,939,005
Flutter Entertainment plc (a)	35,507	10,146,480
		34,577,050
Insurance 6.8%
Arthur J. Gallagher & Co.	40,488	12,961,019
Assurant, Inc.	63,760	12,591,962
Reinsurance Group of America, Inc.	60,404	11,981,737
Ryan Specialty Holdings, Inc.	96,154	6,537,511
		44,072,229
Interactive Media & Services 1.1%
Match Group, Inc.	237,306	7,330,382
IT Services 6.7%
Amdocs Ltd.	110,671	10,097,622

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
IT Services (continued)
EPAM Systems, Inc. (a)	62,163	$ 10,991,661
Twilio, Inc., Class A (a)	92,027	11,444,478
VeriSign, Inc.	38,380	11,084,144
		43,617,905
Life Sciences Tools & Services 1.6%
West Pharmaceutical Services, Inc.	48,281	10,563,883
Machinery 3.2%
Dover Corp.	61,963	11,353,481
IDEX Corp.	54,862	9,632,121
		20,985,602
Media 0.9%
Trade Desk, Inc. (The), Class A (a)	83,549	6,014,693
Multi-Utilities 3.1%
Ameren Corp.	122,453	11,760,386
CMS Energy Corp.	118,722	8,225,060
		19,985,446
Oil, Gas & Consumable Fuels 2.5%
Coterra Energy, Inc.	310,705	7,885,693
Diamondback Energy, Inc.	61,298	8,422,345
		16,308,038
Personal Care Products 0.8%
Estee Lauder Cos., Inc. (The), Class A	60,789	4,911,751
Professional Services 5.4%
ExlService Holdings, Inc. (a)	193,400	8,468,986
Leidos Holdings, Inc.	57,393	9,054,320
Robert Half, Inc.	143,545	5,892,522
Verisk Analytics, Inc.	36,884	11,489,366
		34,905,194
Residential REITs 0.7%
American Homes 4 Rent, Class A	129,604	4,674,816
Retail REITs 1.3%
Brixmor Property Group, Inc.	324,393	8,447,194
Semiconductors & Semiconductor Equipment 2.5%
Entegris, Inc.	78,973	6,369,172
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.	127,800	$ 9,891,720
		16,260,892
Software 3.0%
Dolby Laboratories, Inc., Class A	120,066	8,916,101
PTC, Inc. (a)	62,559	10,781,418
		19,697,519
Specialized REITs 2.3%
Lamar Advertising Co., Class A	50,563	6,136,326
SBA Communications Corp.	38,826	9,117,898
		15,254,224
Specialty Retail 1.5%
Burlington Stores, Inc. (a)	40,693	9,466,820
Technology Hardware, Storage & Peripherals 1.2%
Pure Storage, Inc., Class A (a)	137,039	7,890,706
Textiles, Apparel & Luxury Goods 1.6%
Ralph Lauren Corp.	38,140	10,461,039
Total Common Stocks (Cost $605,087,726)		632,037,066
Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	17,419,870	17,419,870
Total Short-Term Investment (Cost $17,419,870)		17,419,870
Total Investments (Cost $622,507,596)	100.0%	649,456,936
Other Assets, Less Liabilities	(0.0)‡	(231,635)
Net Assets	100.0%	$ 649,225,301

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Schroders Mid Cap Opportunities Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,622	$ 101,486	$ (99,688)	$ —	$ —	$ 17,420	$ 362	$ —	17,420
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 632,037,066	$ —	$ —	$ 632,037,066
Short-Term Investment
Affiliated Investment Company	17,419,870	—	—	17,419,870
Total Investments in Securities	$ 649,456,936	$ —	$ —	$ 649,456,936

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $605,087,726)	$632,037,066
Investment in affiliated investment companies, at value (identified cost $17,419,870)	17,419,870
Cash	1,735
Receivables:
Portfolio shares sold	330,113
Dividends	255,730
Other assets	6,555
Total assets	650,051,069
Liabilities
Payables:
Manager (See Note 3)	419,690
Portfolio shares redeemed	278,928
NYLIFE Distributors (See Note 3)	78,306
Professional fees	29,757
Custodian	11,372
Shareholder communication	2,434
Securities lending	84
Trustees	76
Accrued expenses	5,121
Total liabilities	825,768
Net assets	$649,225,301
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$73,085
Additional paid-in-capital	651,887,634
651,960,719
Total distributable earnings (loss)	(2,735,418)
Net assets	$649,225,301
Initial Class
Net assets applicable to outstanding shares	$263,504,940
Shares of beneficial interest outstanding	28,907,569
Net asset value per share outstanding	$9.12
Service Class
Net assets applicable to outstanding shares	$385,720,361
Shares of beneficial interest outstanding	44,177,926
Net asset value per share outstanding	$8.73

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Schroders Mid Cap Opportunities Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $7,569)	$4,223,113
Dividends-affiliated	361,571
Securities lending, net	2,323
Total income	4,587,007
Expenses
Manager (See Note 3)	2,651,091
Distribution/Service—Service Class (See Note 3)	478,704
Professional fees	49,739
Shareholder communication	26,651
Custodian	12,604
Trustees	8,007
Miscellaneous	14,139
Total expenses before waiver/reimbursement	3,240,935
Expense waiver/reimbursement from Manager (See Note 3)	(78,860)
Net expenses	3,162,075
Net investment income (loss)	1,424,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	3,548,301
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(14,436,323)
Net realized and unrealized gain (loss)	(10,888,022)
Net increase (decrease) in net assets resulting from operations	$(9,463,090)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,424,932	$1,601,264
Net realized gain (loss)	3,548,301	114,035,585
Net change in unrealized appreciation (depreciation)	(14,436,323)	(49,202,702)
Net increase (decrease) in net assets resulting from operations	(9,463,090)	66,434,147
Distributions to shareholders:
Initial Class	—	(908,851)
Service Class	—	(338,463)
Total distributions to shareholders	—	(1,247,314)
Capital share transactions:
Net proceeds from sales of shares	18,550,312	48,959,715
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,247,314
Cost of shares redeemed	(47,892,335)	(134,841,949)
Increase (decrease) in net assets derived from capital share transactions	(29,342,023)	(84,634,920)
Net increase (decrease) in net assets	(38,805,113)	(19,448,087)
Net Assets
Beginning of period	688,030,414	707,478,501
End of period	$649,225,301	$688,030,414
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Schroders Mid Cap Opportunities Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.24	$8.43	$7.42	$16.34	$13.96	$13.56
Net investment income (loss) (a)	0.03	0.03	0.02	0.02	(0.02)	0.08
Net realized and unrealized gain (loss)	(0.15)	0.81	1.00	(3.69)	2.80	1.32
Total from investment operations	(0.12)	0.84	1.02	(3.67)	2.78	1.40
Less distributions:
From net investment income	—	(0.03)	(0.01)	—	(0.10)	(0.12)
From net realized gain on investments	—	—	—	(5.25)	(0.30)	(0.88)
Total distributions	—	(0.03)	(0.01)	(5.25)	(0.40)	(1.00)
Net asset value at end of period	$9.12	$9.24	$8.43	$7.42	$16.34	$13.96
Total investment return (b)	(1.33)%	9.98%	13.69%	(20.52)%	20.00%	11.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.59%††	0.38%	0.31%	0.13%	(0.12)%	0.65%
Net expenses (c)	0.83%††	0.85%	0.86%	0.86%	0.86%	0.86%
Expenses (before waiver/reimbursement) (c)	0.85%††	0.87%	0.88%	0.89%	0.89%	0.89%
Portfolio turnover rate	33%	60%	60%	49%	54%	178%
Net assets at end of period (in 000's)	$263,505	$279,532	$272,691	$286,378	$360,437	$346,379

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.86	$8.08	$7.13	$16.00	$13.68	$13.32
Net investment income (loss) (a)	0.01	0.01	0.01	(0.01)	(0.04)	0.05
Net realized and unrealized gain (loss)	(0.14)	0.78	0.94	(3.61)	2.72	1.28
Total from investment operations	(0.13)	0.79	0.95	(3.62)	2.68	1.33
Less distributions:
From net investment income	—	(0.01)	—	—	(0.06)	(0.09)
From net realized gain on investments	—	—	—	(5.25)	(0.30)	(0.88)
Total distributions	—	(0.01)	—	(5.25)	(0.36)	(0.97)
Net asset value at end of period	$8.73	$8.86	$8.08	$7.13	$16.00	$13.68
Total investment return (b)	(1.45)%	9.70%	13.32%(c)	(20.71)%	19.70%	11.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.34%††	0.13%	0.07%	(0.13)%	(0.25)%	0.42%
Net expenses (d)	1.08%††	1.10%	1.11%	1.11%	1.11%	1.11%
Expenses (before waiver/reimbursement) (d)	1.10%††	1.12%	1.13%	1.14%	1.14%	1.14%
Portfolio turnover rate	33%	60%	60%	49%	54%	178%
Net assets at end of period (in 000's)	$385,720	$408,498	$434,787	$426,119	$571,259	$551,856

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Schroders Mid Cap Opportunities Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Schroders Mid Cap Opportunities Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	July 2, 2001
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

12	NYLI VP Schroders Mid Cap Opportunities Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan
13

Notes to Financial Statements (Unaudited) (continued)
will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Schroder Investment Management North America Inc. ("Schroders" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and Schroders, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.82% up to $1 billion; 0.77% from $1 billion to $2 billion; and 0.745% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.82% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.83% and 1.08%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,651,091 and waived fees and/or reimbursed certain class specific expenses in the amount of $78,860 and paid the Subadvisor fees in the amount of $1,132,657.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$622,913,010	$62,566,632	$(36,022,706)	$26,543,926
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $35,999,338, as shown in the table below, were

14	NYLI VP Schroders Mid Cap Opportunities Portfolio

available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$1,212	$34,787
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,247,314
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $209,421 and $238,913, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	444,527	$3,938,197
Shares redeemed	(1,795,253)	(16,279,784)
Net increase (decrease)	(1,350,726)	$(12,341,587)
Year ended December 31, 2024:
Shares sold	2,851,371	$25,154,908
Shares issued to shareholders in reinvestment of distributions	101,180	908,851
Shares redeemed	(5,053,572)	(44,977,565)
Net increase (decrease)	(2,101,021)	$(18,913,806)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,726,943	$14,612,115
Shares redeemed	(3,656,790)	(31,612,551)
Net increase (decrease)	(1,929,847)	$(17,000,436)
Year ended December 31, 2024:
Shares sold	2,833,047	$23,804,807
Shares issued to shareholders in reinvestment of distributions	39,268	338,463
Shares redeemed	(10,558,265)	(89,864,384)
Net increase (decrease)	(7,685,950)	$(65,721,114)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate
15

Notes to Financial Statements (Unaudited) (continued)
reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Schroders Mid Cap Opportunities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLI VP American Century Sustainable Equity Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.9%
Air Freight & Logistics 0.3%
FedEx Corp.	5,879	$ 1,336,356
Automobiles 1.5%
Tesla, Inc. (a)	18,294	5,811,272
Banks 4.0%
Bank of America Corp.	118,096	5,588,303
JPMorgan Chase & Co.	23,290	6,752,004
Regions Financial Corp.	149,955	3,526,941
		15,867,248
Beverages 0.7%
PepsiCo, Inc.	21,651	2,858,798
Biotechnology 2.0%
AbbVie, Inc.	19,735	3,663,211
Gilead Sciences, Inc.	16,946	1,878,803
Vertex Pharmaceuticals, Inc. (a)	5,224	2,325,725
		7,867,739
Broadline Retail 3.8%
Amazon.com, Inc. (a)	69,478	15,242,778
Building Products 1.4%
Johnson Controls International plc	53,752	5,677,286
Capital Markets 4.9%
Ameriprise Financial, Inc.	5,195	2,772,727
BlackRock, Inc.	2,557	2,682,932
Intercontinental Exchange, Inc.	12,458	2,285,669
KKR & Co., Inc.	16,858	2,242,620
Morgan Stanley	37,573	5,292,533
S&P Global, Inc.	8,716	4,595,860
		19,872,341
Chemicals 1.8%
Ecolab, Inc.	11,093	2,988,898
Linde plc	9,261	4,345,076
		7,333,974
Commercial Services & Supplies 0.4%
Copart, Inc. (a)	35,503	1,742,132
Communications Equipment 1.4%
Arista Networks, Inc. (a)	22,128	2,263,915
	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	8,169	$ 3,434,738
		5,698,653
Consumer Finance 0.8%
American Express Co.	10,185	3,248,811
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	3,100	3,068,814
Sysco Corp.	40,899	3,097,690
		6,166,504
Containers & Packaging 0.5%
Ball Corp.	35,839	2,010,210
Distributors 0.4%
LKQ Corp.	43,539	1,611,378
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	45,381	1,963,636
Electric Utilities 1.4%
NextEra Energy, Inc.	82,698	5,740,895
Electrical Equipment 1.3%
Eaton Corp. plc	9,224	3,292,876
GE Vernova, Inc.	3,283	1,737,199
		5,030,075
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	9,502	1,696,962
Energy Equipment & Services 0.8%
Schlumberger NV	99,822	3,373,984
Entertainment 1.3%
Liberty Media Corp.-Liberty Formula One, Class C (a)	6,612	690,954
Netflix, Inc. (a)	3,260	4,365,564
		5,056,518
Financial Services 3.5%
Fiserv, Inc. (a)	12,759	2,199,779
Mastercard, Inc., Class A	13,699	7,698,016
Visa, Inc., Class A	11,818	4,195,981
		14,093,776

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation 1.3%
Uber Technologies, Inc. (a)	26,227	$ 2,446,979
Union Pacific Corp.	11,684	2,688,255
		5,135,234
Health Care Equipment & Supplies 1.4%
IDEXX Laboratories, Inc. (a)	5,125	2,748,743
Intuitive Surgical, Inc. (a)	5,501	2,989,298
		5,738,041
Health Care Providers & Services 1.7%
Cencora, Inc.	4,086	1,225,187
Cigna Group (The)	10,335	3,416,545
UnitedHealth Group, Inc.	7,030	2,193,149
		6,834,881
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc., Class A (a)	5,695	753,676
Booking Holdings, Inc.	451	2,610,947
Chipotle Mexican Grill, Inc. (a)	44,869	2,519,395
Hilton Worldwide Holdings, Inc.	11,705	3,117,510
		9,001,528
Household Products 2.1%
Church & Dwight Co., Inc.	21,173	2,034,937
Colgate-Palmolive Co.	17,060	1,550,754
Procter & Gamble Co. (The)	30,878	4,919,483
		8,505,174
Industrial Conglomerates 0.8%
Honeywell International, Inc.	12,830	2,987,850
Industrial REITs 0.9%
Prologis, Inc.	34,435	3,619,807
Insurance 1.9%
Marsh & McLennan Cos., Inc.	10,073	2,202,361
MetLife, Inc.	38,765	3,117,481
Progressive Corp. (The)	8,369	2,233,351
		7,553,193
Interactive Media & Services 6.7%
Alphabet, Inc., Class A	85,989	15,153,842
Meta Platforms, Inc., Class A	15,883	11,723,083
		26,876,925
IT Services 2.5%
Accenture plc, Class A	12,038	3,598,038
International Business Machines Corp.	17,864	5,265,950
	Shares	Value

IT Services (continued)
MongoDB, Inc. (a)	4,713	$ 989,683
		9,853,671
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	11,212	1,323,128
Danaher Corp.	18,128	3,581,005
Thermo Fisher Scientific, Inc.	5,606	2,273,009
		7,177,142
Machinery 2.6%
Cummins, Inc.	8,471	2,774,253
Deere & Co.	4,393	2,233,797
Parker-Hannifin Corp.	3,069	2,143,604
Xylem, Inc.	24,868	3,216,924
		10,368,578
Oil, Gas & Consumable Fuels 1.5%
Cheniere Energy, Inc.	13,246	3,225,666
EOG Resources, Inc.	6,384	763,590
Williams Cos., Inc. (The)	33,724	2,118,205
		6,107,461
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	23,544	1,089,852
Eli Lilly & Co.	6,363	4,960,149
Merck & Co., Inc.	20,600	1,630,696
Zoetis, Inc.	19,400	3,025,430
		10,706,127
Professional Services 0.6%
Automatic Data Processing, Inc.	7,532	2,322,869
Semiconductors & Semiconductor Equipment 12.6%
Analog Devices, Inc.	21,467	5,109,575
Applied Materials, Inc.	6,181	1,131,556
ARM Holdings plc, ADR (a)(b)	5,550	897,657
ASML Holding NV	2,932	2,340,260
Broadcom, Inc.	47,300	13,038,245
NVIDIA Corp.	179,019	28,283,212
		50,800,505
Software 12.3%
Cadence Design Systems, Inc. (a)	14,865	4,580,650
Crowdstrike Holdings, Inc., Class A (a)	3,920	1,996,495
Dynatrace, Inc. (a)	34,922	1,928,044
Microsoft Corp.	69,857	34,747,570
Salesforce, Inc.	7,193	1,961,459
ServiceNow, Inc. (a)	1,505	1,547,261

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP American Century Sustainable Equity Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Workday, Inc., Class A (a)	10,508	$ 2,521,920
		49,283,399
Specialized REITs 1.1%
Equinix, Inc.	4,862	3,867,575
SBA Communications Corp.	2,502	587,570
		4,455,145
Specialty Retail 3.4%
CarMax, Inc. (a)	14,504	974,814
Home Depot, Inc. (The)	15,997	5,865,140
TJX Cos., Inc. (The)	34,585	4,270,902
Tractor Supply Co.	50,472	2,663,407
		13,774,263
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	80,259	16,466,739
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	9,307	959,272
Trading Companies & Distributors 0.9%
Ferguson Enterprises, Inc.	8,444	1,838,681
United Rentals, Inc.	2,495	1,879,733
		3,718,414
Total Common Stocks (Cost $302,028,266)		401,547,544
	Shares	Value
Short-Term Investments 0.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 4.201% (c)	445,420	$ 445,420
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.368% (c)(d)	4,732	4,732
Total Short-Term Investments (Cost $450,152)		450,152
Total Investments (Cost $302,478,418)	100.0%	401,997,696
Other Assets, Less Liabilities	0.0‡	14,306
Net Assets	100.0%	$ 402,012,002

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $4,529. The Portfolio received cash collateral with a value of $4,732. (See Note 2(I))
(c)	Current yield as of June 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 896	$ 16,360	$ (16,811)	$ —	$ —	$ 445	$ 17	$ —	445
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of June 30, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	495,733	EUR	427,315	Goldman Sachs & Co LLC	9/26/25	$ (10,546)
USD	495,916	EUR	427,315	JPMorgan Chase Bank N.A.	9/26/25	(10,362)
USD	495,307	EUR	427,315	Morgan Stanley & Co.	9/26/25	(10,971)
USD	495,694	EUR	427,315	UBS AG, Stamford Branch	9/26/25	(10,584)
Total Unrealized Depreciation						$ (42,463)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Abbreviation(s):
ADR—American Depositary Receipt
EUR—Euro
REIT—Real Estate Investment Trust
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 401,547,544	$ —	$ —	$ 401,547,544
Short-Term Investments
Affiliated Investment Company	445,420	—	—	445,420
Unaffiliated Investment Company	4,732	—	—	4,732
Total Short-Term Investments	450,152	—	—	450,152
Total Investments in Securities	$ 401,997,696	$ —	$ —	$ 401,997,696
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (42,463)	$ —	$ (42,463)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP American Century Sustainable Equity Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $302,032,998) including securities on loan of $4,529	$401,552,276
Investment in affiliated investment companies, at value (identified cost $445,420)	445,420
Cash denominated in foreign currencies (identified cost $63)	63
Receivables:
Investment securities sold	600,769
Dividends	217,415
Portfolio shares sold	8,780
Securities lending	63
Other assets	5,578
Total assets	402,830,364
Liabilities
Cash collateral received for securities on loan	4,732
Payables:
Portfolio shares redeemed	488,783
Manager (See Note 3)	206,809
NYLIFE Distributors (See Note 3)	32,074
Professional fees	31,913
Custodian	6,044
Shareholder communication	1,511
Trustees	100
Accrued expenses	3,933
Unrealized depreciation on foreign currency forward contracts	42,463
Total liabilities	818,362
Net assets	$402,012,002
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$37,930
Additional paid-in-capital	262,232,418
262,270,348
Total distributable earnings (loss)	139,741,654
Net assets	$402,012,002
Initial Class
Net assets applicable to outstanding shares	$243,622,347
Shares of beneficial interest outstanding	22,931,332
Net asset value per share outstanding	$10.62
Service Class
Net assets applicable to outstanding shares	$158,389,655
Shares of beneficial interest outstanding	14,998,583
Net asset value per share outstanding	$10.56

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $6,094)	$2,540,542
Dividends-affiliated	17,398
Securities lending, net	610
Total income	2,558,550
Expenses
Manager (See Note 3)	1,282,421
Distribution/Service—Service Class (See Note 3)	195,680
Professional fees	46,120
Shareholder communication	16,145
Custodian	12,613
Trustees	5,122
Miscellaneous	8,629
Total expenses	1,566,730
Net investment income (loss)	991,820
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	17,042,278
Foreign currency transactions	(3,508)
Foreign currency forward transactions	(259,889)
Net realized gain (loss)	16,778,881
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,888,813)
Foreign currency forward contracts	(97,206)
Translation of other assets and liabilities in foreign currencies	4,090
Net change in unrealized appreciation (depreciation)	(8,981,929)
Net realized and unrealized gain (loss)	7,796,952
Net increase (decrease) in net assets resulting from operations	$8,788,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP American Century Sustainable Equity Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$991,820	$2,638,068
Net realized gain (loss)	16,778,881	21,167,047
Net change in unrealized appreciation (depreciation)	(8,981,929)	57,448,498
Net increase (decrease) in net assets resulting from operations	8,788,772	81,253,613
Distributions to shareholders:
Initial Class	—	(9,066,366)
Service Class	—	(5,466,752)
Total distributions to shareholders	—	(14,533,118)
Capital share transactions:
Net proceeds from sales of shares	8,469,366	29,276,161
Net asset value of shares issued to shareholders in reinvestment of distributions	—	14,533,118
Cost of shares redeemed	(57,073,398)	(103,161,882)
Increase (decrease) in net assets derived from capital share transactions	(48,604,032)	(59,352,603)
Net increase (decrease) in net assets	(39,815,260)	7,367,892
Net Assets
Beginning of period	441,827,262	434,459,370
End of period	$402,012,002	$441,827,262
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.36	$8.94	$11.07	$13.93	$11.56	$12.89
Net investment income (loss) (a)	0.03	0.07	0.11	0.13	0.21	0.25
Net realized and unrealized gain (loss)	0.23	1.70	2.14	(1.30)	2.71	(0.33)
Total from investment operations	0.26	1.77	2.25	(1.17)	2.92	(0.08)
Less distributions:
From net investment income	—	(0.10)	(0.17)	(0.23)	(0.34)	(0.40)
From net realized gain on investments	—	(0.25)	(4.21)	(1.46)	(0.21)	(0.85)
Total distributions	—	(0.35)	(4.38)	(1.69)	(0.55)	(1.25)
Net asset value at end of period	$10.62	$10.36	$8.94	$11.07	$13.93	$11.56
Total investment return (b)	2.54%	19.84%	24.39%	(7.70)%	25.49%	0.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.58%††	0.68%	0.99%	1.03%	1.57%	2.32%
Net expenses (c)	0.67%††	0.66%	0.67%	0.70%	0.76%	0.76%
Portfolio turnover rate	13%	28%	28%	20%	18%	28%
Net assets at end of period (in 000's)	$243,622	$271,640	$260,344	$281,471	$324,378	$302,584

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.31	$8.90	$11.03	$13.87	$11.51	$12.83
Net investment income (loss) (a)	0.02	0.04	0.08	0.10	0.17	0.22
Net realized and unrealized gain (loss)	0.23	1.70	2.13	(1.29)	2.71	(0.33)
Total from investment operations	0.25	1.74	2.21	(1.19)	2.88	(0.11)
Less distributions:
From net investment income	—	(0.08)	(0.13)	(0.19)	(0.31)	(0.36)
From net realized gain on investments	—	(0.25)	(4.21)	(1.46)	(0.21)	(0.85)
Total distributions	—	(0.33)	(4.34)	(1.65)	(0.52)	(1.21)
Net asset value at end of period	$10.56	$10.31	$8.90	$11.03	$13.87	$11.51
Total investment return (b)	2.42%	19.54%	24.08%	(7.93)%	25.18%	0.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.33%††	0.43%	0.74%	0.79%	1.32%	2.05%
Net expenses (c)	0.92%††	0.91%	0.92%	0.95%	1.01%	1.01%
Portfolio turnover rate	13%	28%	28%	20%	18%	28%
Net assets at end of period (in 000's)	$158,390	$170,188	$174,115	$173,097	$229,010	$226,836

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP American Century Sustainable Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP American Century Sustainable Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth. Income is a secondary objective.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

11

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are

12	NYLI VP American Century Sustainable Equity Portfolio

valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of
13

Notes to Financial Statements (Unaudited) (continued)
future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of

14	NYLI VP American Century Sustainable Equity Portfolio

the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(K) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into foreign currency forward contracts to hedge currency risk due its exposure in foreign securities.
Fair value of derivative instruments as of June 30, 2025:
Liability Derivatives	Foreign Exchange Contracts Risk
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	$(42,463)
Total Fair Value	$(42,463)
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk
Forward Transactions	$(259,889)
Total Net Realized Gain (Loss)	$(259,889)

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk
Forward Contracts	$(97,206)
Total Net Change in Unrealized Appreciation (Depreciation)	$(97,206)

Average Notional Amount	Total
Forward Contracts Long (a)	$1,390,691
Forward Contracts Short	$(4,161,912)

(a)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.  American Century Investment Management, Inc. ("American Century" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and American Century, New York Life Investments pays for the services of the Subadvisor.
15

Notes to Financial Statements (Unaudited) (continued)
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.63% up to $500 million; 0.61% from $500 million to $1 billion; and 0.585% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.63% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,282,421 and paid the Subadvisor fees in the amount of $447,829.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$303,579,347	$110,864,555	$(12,446,206)	$98,418,349
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$4,032,236
Long-Term Capital Gains	10,500,882
Total	$14,533,118
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month

16	NYLI VP American Century Sustainable Equity Portfolio

period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $55,036 and $102,450, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	255,702	$2,588,960
Shares redeemed	(3,542,960)	(36,003,037)
Net increase (decrease)	(3,287,258)	$(33,414,077)
Year ended December 31, 2024:
Shares sold	1,577,208	$15,425,421
Shares issued to shareholders in reinvestment of distributions	877,894	9,066,366
Shares redeemed	(5,356,303)	(53,836,644)
Net increase (decrease)	(2,901,201)	$(29,344,857)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	600,250	$5,880,406
Shares redeemed	(2,106,709)	(21,070,361)
Net increase (decrease)	(1,506,459)	$(15,189,955)
Year ended December 31, 2024:
Shares sold	1,398,608	$13,850,740
Shares issued to shareholders in reinvestment of distributions	531,579	5,466,752
Shares redeemed	(4,989,340)	(49,325,238)
Net increase (decrease)	(3,059,153)	$(30,007,746)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
17

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
18

NYLI VP Balanced Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.0%
Asset-Backed Securities 0.4%
Other Asset-Backed Securities 0.4%
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
5.918% (3 Month SOFR + 1.662%), due 10/15/30 (a)(b)	$ 800,000	$ 801,248
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.779% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	445,923
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	238,875	221,387
		1,468,558
Total Asset-Backed Securities (Cost $1,480,919)		1,468,558
Corporate Bonds 13.2%
Aerospace & Defense 0.2%
BAE Systems plc
5.125%, due 3/26/29 (a)	670,000	686,741
Boeing Co. (The)
6.528%, due 5/1/34	140,000	152,114
		838,855
Auto Manufacturers 0.6%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	255,000	260,963
Ford Motor Credit Co. LLC
5.875%, due 11/7/29	245,000	245,719
General Motors Financial Co., Inc.
6.05%, due 10/10/25	485,000	486,576
Hyundai Capital America
4.875%, due 6/23/27 (a)	1,015,000	1,020,855
		2,014,113
Banks 4.5%
ABN AMRO Bank NV
6.339% (1 Year Treasury Constant Maturity Rate + 1.65%), due 9/18/27 (a)(b)	315,000	321,860
Bank of America Corp. (c)
1.734%, due 7/22/27	815,000	792,163
2.087%, due 6/14/29	655,000	613,952
5.202%, due 4/25/29	510,000	521,201
	Principal Amount	Value

Banks (continued)
Bank of America Corp. (c) (continued)
5.511%, due 1/24/36	$ 140,000	$ 143,950
5.518%, due 10/25/35	300,000	300,003
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (c)	140,000	154,164
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	325,000	344,989
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	365,000	379,711
Citigroup, Inc.
5.592% (5 Year Treasury Constant Maturity Rate + 1.28%), due 11/19/34 (b)	145,000	147,253
5.61%, due 9/29/26 (c)	855,000	856,920
6.174%, due 5/25/34 (c)	315,000	329,751
Citizens Financial Group, Inc.
6.645%, due 4/25/35 (c)	200,000	215,575
Credit Agricole SA
5.862%, due 1/9/36 (a)(c)	280,000	290,253
Goldman Sachs Group, Inc. (The) (c)
5.016%, due 10/23/35	140,000	138,307
5.218%, due 4/23/31	525,000	538,215
6.484%, due 10/24/29	265,000	281,103
HSBC Holdings plc (c)
6.547%, due 6/20/34	260,000	276,208
7.39%, due 11/3/28	395,000	419,486
Huntington Bancshares, Inc.
5.272%, due 1/15/31 (c)	425,000	435,454
JPMorgan Chase & Co. (c)
5.04%, due 1/23/28	470,000	474,481
5.103%, due 4/22/31	720,000	737,859
5.571%, due 4/22/28	225,000	229,617
5.572%, due 4/22/36	385,000	398,992
KeyCorp
5.121%, due 4/4/31 (c)(d)	420,000	425,013
Morgan Stanley (c)
4.679%, due 7/17/26	1,100,000	1,099,830
5.173%, due 1/16/30	125,000	127,619
5.32%, due 7/19/35	140,000	141,709
5.656%, due 4/18/30	235,000	244,097
Morgan Stanley Bank NA
4.754%, due 4/21/26	340,000	340,957
4.952%, due 1/14/28 (c)	250,000	252,014
PNC Financial Services Group, Inc. (The) (c)
4.899%, due 5/13/31	405,000	410,144

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
PNC Financial Services Group, Inc. (The) (c) (continued)
6.615%, due 10/20/27	$ 420,000	$ 431,757
6.875%, due 10/20/34	60,000	67,074
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	260,000	260,746
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	250,000	247,035
Truist Financial Corp.
5.122%, due 1/26/34 (c)	130,000	130,081
U.S. Bancorp
6.787%, due 10/26/27 (c)	295,000	303,679
UBS Group AG (a)
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (b)	265,000	272,155
6.442%, due 8/11/28 (c)	440,000	457,191
Wells Fargo & Co. (c)
4.97%, due 4/23/29	445,000	451,227
5.15%, due 4/23/31	420,000	430,148
5.605%, due 4/23/36	140,000	144,511
		15,578,454
Beverages 0.1%
Constellation Brands, Inc.
4.90%, due 5/1/33	260,000	257,619
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	120,000	120,609
		378,228
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	240,000	245,223
5.25%, due 3/2/30	235,000	242,140
		487,363
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	315,000	304,700
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	200,000	199,000
	Principal Amount	Value

Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	$ 425,000	$ 425,094
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	330,000	347,387
Ares Management Corp.
6.375%, due 11/10/28	325,000	344,406
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	480,000	496,281
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	255,000	259,602
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)(d)	360,000	381,979
		2,254,749
Electric 1.8%
Arizona Public Service Co.
5.55%, due 8/1/33	320,000	327,490
Duke Energy Carolinas LLC
4.95%, due 1/15/33	160,000	162,799
Duke Energy Corp.
2.45%, due 6/1/30	185,000	167,876
4.50%, due 8/15/32	130,000	127,105
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	60,000	61,793
5.30%, due 6/15/35	550,000	558,453
Entergy Arkansas LLC
5.15%, due 1/15/33	170,000	174,202
Entergy Louisiana LLC
5.15%, due 9/15/34	290,000	291,651
Florida Power & Light Co.
5.05%, due 4/1/28	500,000	512,088
Georgia Power Co.
4.65%, due 5/16/28	585,000	593,039
National Rural Utilities Cooperative Finance Corp.
5.05%, due 9/15/28	250,000	255,716
Pacific Gas and Electric Co.
5.45%, due 6/15/27	310,000	313,588
6.10%, due 1/15/29	180,000	186,490
6.15%, due 1/15/33	655,000	674,620
6.40%, due 6/15/33	90,000	94,078
PECO Energy Co.
4.90%, due 6/15/33	235,000	238,592
Public Service Co. of Oklahoma
5.45%, due 1/15/36	245,000	246,751
Southern California Edison Co.
5.30%, due 3/1/28	300,000	303,816

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Southern Co. (The)
5.15%, due 10/6/25	$ 180,000	$ 180,195
5.70%, due 10/15/32	90,000	94,536
Virginia Electric and Power Co.
5.05%, due 8/15/34	290,000	290,616
Xcel Energy, Inc.
5.50%, due 3/15/34	220,000	223,472
		6,078,966
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	285,000	288,059
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29	182,000	169,074
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30 (d)	370,000	344,271
Food 0.0% ‡
Kraft Heinz Foods Co.
3.75%, due 4/1/30	105,000	101,644
Forest Products & Paper 0.1%
Georgia-Pacific LLC
4.95%, due 6/30/32 (a)	360,000	364,321
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	410,000	356,948
Southwest Gas Corp.
5.45%, due 3/23/28	170,000	173,809
		530,757
Healthcare-Products 0.1%
Solventum Corp.
5.45%, due 2/25/27	460,000	467,504
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	210,000	193,701
	Principal Amount	Value

Home Furnishings 0.1%
Leggett & Platt, Inc.
4.40%, due 3/15/29	$ 491,000	$ 477,259
Insurance 0.8%
Corebridge Global Funding (a)
5.20%, due 1/12/29	420,000	430,157
5.20%, due 6/24/29	265,000	271,177
Equitable America Global Funding
4.95%, due 6/9/30 (a)	450,000	454,903
GA Global Funding Trust
5.40%, due 1/13/30 (a)	510,000	523,628
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	330,000	339,091
RGA Global Funding
6.00%, due 11/21/28 (a)	635,000	666,059
		2,685,015
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	345,000	306,315
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25	340,000	341,872
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	585,000	521,641
6.384%, due 10/23/35	285,000	299,338
Paramount Global
4.20%, due 5/19/32	270,000	246,428
		1,067,407
Mining 0.0% ‡
Newmont Corp.
5.35%, due 3/15/34	145,000	148,746
Oil & Gas 0.5%
EOG Resources, Inc.
4.40%, due 7/15/28	650,000	653,753
5.00%, due 7/15/32	170,000	172,068
Occidental Petroleum Corp.
5.20%, due 8/1/29	435,000	436,399
Patterson-UTI Energy, Inc.
7.15%, due 10/1/33	315,000	322,552
		1,584,772
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals 0.2%
AbbVie, Inc.
5.05%, due 3/15/34	$ 295,000	$ 300,358
Merck & Co., Inc.
2.15%, due 12/10/31	225,000	196,386
Pfizer Investment Enterprises Pte. Ltd.
4.75%, due 5/19/33	165,000	164,504
		661,248
Pipelines 0.5%
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	205,000	216,404
Energy Transfer LP
3.75%, due 5/15/30	140,000	134,324
5.75%, due 2/15/33	155,000	160,889
MPLX LP
5.50%, due 6/1/34	295,000	296,199
Targa Resources Corp.
5.50%, due 2/15/35	190,000	190,666
Targa Resources Partners LP
5.50%, due 3/1/30	575,000	583,555
		1,582,037
Real Estate Investment Trusts 0.3%
American Tower Corp.
2.10%, due 6/15/30	495,000	439,606
CubeSmart LP
2.25%, due 12/15/28	280,000	260,860
Simon Property Group LP
1.75%, due 2/1/28	365,000	343,899
		1,044,365
Retail 0.3%
Home Depot, Inc. (The)
1.875%, due 9/15/31	300,000	258,253
4.95%, due 6/25/34	145,000	146,747
Lowe's Cos., Inc.
4.80%, due 4/1/26	235,000	235,399
5.00%, due 4/15/33	160,000	161,687
5.15%, due 7/1/33 (d)	85,000	86,741
		888,827
Semiconductors 0.3%
Broadcom, Inc.
2.60%, due 2/15/33 (a)	95,000	81,257
5.05%, due 4/15/30	355,000	363,659
Intel Corp.
5.125%, due 2/10/30	225,000	230,070
5.15%, due 2/21/34	145,000	144,703
	Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.
2.15%, due 5/20/30	$ 400,000	$ 363,932
		1,183,621
Software 0.2%
Oracle Corp.
2.95%, due 4/1/30	385,000	359,531
4.30%, due 7/8/34	240,000	227,943
5.50%, due 8/3/35 (d)	140,000	143,102
		730,576
Telecommunications 0.3%
AT&T, Inc.
2.25%, due 2/1/32	60,000	51,639
4.35%, due 3/1/29	745,000	746,563
Verizon Communications, Inc.
2.10%, due 3/22/28	290,000	274,772
4.016%, due 12/3/29	2,000	1,973
		1,074,947
Transportation 0.3%
JB Hunt Transport Services, Inc.
4.90%, due 3/15/30	330,000	334,877
Union Pacific Corp.
2.80%, due 2/14/32	190,000	171,270
United Parcel Service, Inc.
4.45%, due 4/1/30	170,000	171,981
5.15%, due 5/22/34	290,000	297,223
		975,351
Total Corporate Bonds (Cost $44,548,050)		45,346,117
Mortgage-Backed Securities 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.1%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	458,832
Whole Loan (Collateralized Mortgage Obligation) 0.1%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(e)	359,936	363,057
Total Mortgage-Backed Securities (Cost $873,254)		821,889

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies 17.2%
United States Treasury Bonds 0.2%
U.S. Treasury Bonds
4.75%, due 5/15/55	$ 775,000	$ 770,641
United States Treasury Notes 17.0%
U.S. Treasury Notes
3.875%, due 3/31/27	25,750,000	25,790,234
3.875%, due 6/15/28	10,000,000	10,053,125
4.00%, due 3/31/30	6,900,000	6,964,148
4.125%, due 3/31/32	12,520,000	12,631,017
4.25%, due 5/15/35	3,000,000	3,004,688
		58,443,212
Total U.S. Government & Federal Agencies (Cost $59,039,051)		59,213,853
Total Long-Term Bonds (Cost $105,941,274)		106,850,417

	Shares

Common Stocks 58.8%
Aerospace & Defense 1.6%
BAE Systems plc (United Kingdom)	72,210	1,869,881
L3Harris Technologies, Inc.	14,984	3,758,587
		5,628,468
Automobile Components 0.7%
Gentex Corp.	110,962	2,440,054
Banks 5.0%
JPMorgan Chase & Co.	27,774	8,051,960
M&T Bank Corp.	15,681	3,041,957
PNC Financial Services Group, Inc. (The)	16,997	3,168,581
Regions Financial Corp.	125,383	2,949,008
		17,211,506
Beverages 0.8%
Keurig Dr Pepper, Inc.	79,635	2,632,733
Biotechnology 1.2%
Gilead Sciences, Inc.	36,157	4,008,727
Building Products 1.1%
Fortune Brands Innovations, Inc.	16,796	864,658
	Shares	Value

Building Products (continued)
Johnson Controls International plc	28,702	$ 3,031,505
		3,896,163
Capital Markets 5.2%
Ares Management Corp.	11,552	2,000,807
KKR & Co., Inc.	26,743	3,557,621
LPL Financial Holdings, Inc.	7,901	2,962,638
Morgan Stanley	24,334	3,427,687
Nasdaq, Inc.	29,939	2,677,146
Raymond James Financial, Inc.	20,771	3,185,648
		17,811,547
Chemicals 0.6%
Axalta Coating Systems Ltd. (f)	70,667	2,098,103
Communications Equipment 2.2%
Cisco Systems, Inc.	70,922	4,920,568
F5, Inc. (f)	8,571	2,522,617
		7,443,185
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (f)	40,281	3,102,040
Diversified Consumer Services 0.7%
H&R Block, Inc.	42,114	2,311,638
Electric Utilities 0.9%
American Electric Power Co., Inc.	29,154	3,025,019
Electrical Equipment 1.2%
Emerson Electric Co.	31,388	4,184,962
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	45,264	2,380,434
Food Products 0.9%
Archer-Daniels-Midland Co.	56,882	3,002,232
Gas Utilities 0.9%
Atmos Energy Corp.	20,571	3,170,197
Ground Transportation 0.6%
Knight-Swift Transportation Holdings, Inc.	47,598	2,105,260
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp. (f)	27,131	$ 2,914,141
Health Care Providers & Services 3.3%
Centene Corp. (f)	56,133	3,046,899
Elevance Health, Inc.	9,004	3,502,196
UnitedHealth Group, Inc.	15,781	4,923,199
		11,472,294
Hotels, Restaurants & Leisure 0.6%
Starbucks Corp.	21,103	1,933,668
Industrial Conglomerates 0.8%
3M Co.	17,163	2,612,895
Insurance 3.7%
American International Group, Inc.	44,110	3,775,375
Everest Group Ltd.	6,418	2,181,158
Marsh & McLennan Cos., Inc.	15,327	3,351,095
MetLife, Inc.	44,617	3,588,099
		12,895,727
Interactive Media & Services 2.2%
Alphabet, Inc., Class C	43,473	7,711,676
IT Services 0.9%
Amdocs Ltd.	33,409	3,048,237
Machinery 1.7%
Middleby Corp. (The) (f)	17,884	2,575,296
PACCAR, Inc.	33,305	3,165,973
		5,741,269
Multi-Utilities 1.8%
Sempra	45,286	3,431,320
WEC Energy Group, Inc.	27,356	2,850,495
		6,281,815
Oil, Gas & Consumable Fuels 5.2%
Antero Resources Corp. (f)	71,743	2,889,808
ConocoPhillips	37,614	3,375,480
Coterra Energy, Inc.	124,376	3,156,663
Diamondback Energy, Inc.	14,749	2,026,513
Marathon Petroleum Corp.	18,073	3,002,106
Targa Resources Corp.	19,143	3,332,413
		17,782,983
	Shares	Value

Personal Care Products 1.4%
Kenvue, Inc.	117,534	$ 2,459,986
Unilever plc, Sponsored ADR (United Kingdom)	36,286	2,219,615
		4,679,601
Pharmaceuticals 5.2%
AstraZeneca plc, Sponsored ADR (United Kingdom)	32,731	2,287,242
Johnson & Johnson	36,036	5,504,499
Merck & Co., Inc.	56,263	4,453,779
Pfizer, Inc.	154,418	3,743,093
Roche Holding AG	6,150	2,002,848
		17,991,461
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc.	8,911	2,456,317
NXP Semiconductors NV (Netherlands)	14,302	3,124,844
		5,581,161
Software 0.7%
Adobe, Inc. (f)	6,264	2,423,416
Specialized REITs 1.6%
Crown Castle, Inc.	25,881	2,658,755
Gaming and Leisure Properties, Inc.	62,912	2,936,732
		5,595,487
Specialty Retail 1.4%
Dick's Sporting Goods, Inc.	12,762	2,524,451
Industria de Diseno Textil SA, ADR (Spain) (d)	180,628	2,357,196
		4,881,647
Technology Hardware, Storage & Peripherals 0.7%
NetApp, Inc.	20,979	2,235,312
Total Common Stocks (Cost $168,109,260)		202,235,058
Exchange-Traded Funds 8.7%
iShares Intermediate Government/Credit Bond ETF (d)	127,373	13,602,163
Vanguard Intermediate-Term Treasury ETF	207,852	12,431,628
Vanguard Russell 1000 Value (d)	47,393	4,038,357
Total Exchange-Traded Funds (Cost $28,977,991)		30,072,148

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Balanced Portfolio

	Shares	Value
Short-Term Investments 0.9%
Affiliated Investment Company 0.5%
NYLI U.S. Government Liquidity Fund, 4.201% (g)	1,601,886	$ 1,601,886
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.368% (g)(h)	1,407,359	1,407,359
Total Short-Term Investments (Cost $3,009,245)		3,009,245
Total Investments (Cost $306,037,770)	99.4%	342,166,868
Other Assets, Less Liabilities	0.6	2,001,727
Net Assets	100.0%	$ 344,168,595

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(d)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $1,596,595; the total market value of collateral held by the Portfolio was $1,635,234. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $227,875. The Portfolio received cash collateral with a value of $1,407,359. (See Note 2(I))
(e)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(f)	Non-income producing security.
(g)	Current yield as of June 30, 2025.
(h)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,731	$ 19,195	$ (21,324)	$ —	$ —	$ 1,602	$ 57	$ —	1,602
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	83	September 2025	$ 8,942,295	$ 9,047,000	$ 104,705
U.S. Treasury 10 Year Notes	3	September 2025	334,927	336,375	1,448
Total Long Contracts					106,153
Short Contracts
U.S. Treasury 2 Year Notes	(14)	September 2025	(2,900,383)	(2,912,328)	(11,945)
U.S. Treasury 10 Year Ultra Bonds	(17)	September 2025	(1,908,611)	(1,942,516)	(33,905)
Total Short Contracts					(45,850)
Net Unrealized Appreciation					$ 60,303

1.	As of June 30, 2025, cash in the amount of $83,035 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Balanced Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 1,468,558	$ —	$ 1,468,558
Corporate Bonds	—	45,346,117	—	45,346,117
Mortgage-Backed Securities	—	821,889	—	821,889
U.S. Government & Federal Agencies	—	59,213,853	—	59,213,853
Total Long-Term Bonds	—	106,850,417	—	106,850,417
Common Stocks	202,235,058	—	—	202,235,058
Exchange-Traded Funds	30,072,148	—	—	30,072,148
Short-Term Investments
Affiliated Investment Company	1,601,886	—	—	1,601,886
Unaffiliated Investment Company	1,407,359	—	—	1,407,359
Total Short-Term Investments	3,009,245	—	—	3,009,245
Total Investments in Securities	235,316,451	106,850,417	—	342,166,868
Other Financial Instruments
Futures Contracts (b)	106,153	—	—	106,153
Total Investments in Securities and Other Financial Instruments	$ 235,422,604	$ 106,850,417	$ —	$ 342,273,021
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (45,850)	$ —	$ —	$ (45,850)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $304,435,884) including securities on loan of $1,596,595	$340,564,982
Investment in affiliated investment companies, at value (identified cost $1,601,886)	1,601,886
Cash	3,082,026
Cash collateral on deposit at broker for futures contracts	83,035
Receivables:
Dividends and interest	1,308,829
Investment securities sold	492,596
Portfolio shares sold	319,274
Securities lending	1,289
Other assets	3,090
Total assets	347,457,007
Liabilities
Cash collateral received for securities on loan	1,407,359
Payables:
Investment securities purchased	1,122,500
Portfolio shares redeemed	464,532
Manager (See Note 3)	181,687
NYLIFE Distributors (See Note 3)	65,626
Professional fees	31,500
Custodian	7,364
Variation margin on futures contracts	5,374
Shareholder communication	392
Trustees	26
Accrued expenses	2,052
Total liabilities	3,288,412
Net assets	$344,168,595
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,740
Additional paid-in-capital	284,543,654
284,567,394
Total distributable earnings (loss)	59,601,201
Net assets	$344,168,595
Initial Class
Net assets applicable to outstanding shares	$20,976,955
Shares of beneficial interest outstanding	1,425,951
Net asset value per share outstanding	$14.71
Service Class
Net assets applicable to outstanding shares	$323,191,640
Shares of beneficial interest outstanding	22,314,466
Net asset value per share outstanding	$14.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Balanced Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $17,906)	$2,997,336
Interest	2,506,904
Dividends-affiliated	57,185
Securities lending, net	15,545
Total income	5,576,970
Expenses
Manager (See Note 3)	1,114,813
Distribution/Service—Service Class (See Note 3)	402,761
Professional fees	44,042
Custodian	16,692
Shareholder communication	12,984
Trustees	4,184
Miscellaneous	8,350
Total expenses	1,603,826
Net investment income (loss)	3,973,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	9,593,090
Futures transactions	22,875
Foreign currency transactions	129
Net realized gain (loss)	9,616,094
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,271,443
Futures contracts	94,552
Translation of other assets and liabilities in foreign currencies	8,730
Net change in unrealized appreciation (depreciation)	1,374,725
Net realized and unrealized gain (loss)	10,990,819
Net increase (decrease) in net assets resulting from operations	$14,963,963
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,973,144	$7,821,573
Net realized gain (loss)	9,616,094	13,071,622
Net change in unrealized appreciation (depreciation)	1,374,725	6,110,736
Net increase (decrease) in net assets resulting from operations	14,963,963	27,003,931
Distributions to shareholders:
Initial Class	—	(543,683)
Service Class	—	(7,888,693)
Total distributions to shareholders	—	(8,432,376)
Capital share transactions:
Net proceeds from sales of shares	16,587,062	32,922,171
Net asset value of shares issued to shareholders in reinvestment of distributions	—	8,432,376
Cost of shares redeemed	(38,367,922)	(74,251,136)
Increase (decrease) in net assets derived from capital share transactions	(21,780,860)	(32,896,589)
Net increase (decrease) in net assets	(6,816,897)	(14,325,034)
Net Assets
Beginning of period	350,985,492	365,310,526
End of period	$344,168,595	$350,985,492
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Balanced Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$14.07	$13.37	$12.68	$16.85	$14.83	$14.59
Net investment income (loss) (a)	0.18	0.33	0.32	0.26	0.18	0.21
Net realized and unrealized gain (loss)	0.46	0.74	0.62	(1.38)	2.36	0.88
Total from investment operations	0.64	1.07	0.94	(1.12)	2.54	1.09
Less distributions:
From net investment income	—	(0.37)	(0.25)	(0.17)	(0.22)	(0.30)
From net realized gain on investments	—	—	—	(2.88)	(0.30)	(0.55)
Total distributions	—	(0.37)	(0.25)	(3.05)	(0.52)	(0.85)
Net asset value at end of period	$14.71	$14.07	$13.37	$12.68	$16.85	$14.83
Total investment return (b)	4.58%	7.90%	7.55%	(5.74)%	17.29%	7.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.55%††	2.39%	2.51%	1.73%	1.11%	1.52%
Net expenses (c)	0.70%††	0.69%	0.69%	0.70%	0.72%	0.76%
Portfolio turnover rate	88%	252%	279%	306%	195%	218%
Net assets at end of period (in 000's)	$20,977	$21,401	$21,527	$20,643	$22,345	$18,533

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$13.87	$13.18	$12.50	$16.66	$14.67	$14.43
Net investment income (loss) (a)	0.16	0.29	0.29	0.22	0.14	0.17
Net realized and unrealized gain (loss)	0.45	0.73	0.60	(1.37)	2.34	0.88
Total from investment operations	0.61	1.02	0.89	(1.15)	2.48	1.05
Less distributions:
From net investment income	—	(0.33)	(0.21)	(0.13)	(0.19)	(0.26)
From net realized gain on investments	—	—	—	(2.88)	(0.30)	(0.55)
Total distributions	—	(0.33)	(0.21)	(3.01)	(0.49)	(0.81)
Net asset value at end of period	$14.48	$13.87	$13.18	$12.50	$16.66	$14.67
Total investment return (b)	4.45%	7.63%	7.28%	(5.97)%	17.00%	7.63%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.30%††	2.14%	2.26%	1.49%	0.86%	1.27%
Net expenses (c)	0.95%††	0.94%	0.94%	0.95%	0.97%	1.01%
Portfolio turnover rate	88%	252%	279%	306%	195%	218%
Net assets at end of period (in 000's)	$323,192	$329,585	$343,784	$368,209	$392,240	$335,032

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Balanced Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2005
Service Class	May 2, 2005
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

16	NYLI VP Balanced Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
17

Notes to Financial Statements (Unaudited) (continued)
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the

18	NYLI VP Balanced Portfolio

expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal
19

Notes to Financial Statements (Unaudited) (continued)
at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$106,153
Total Fair Value	$106,153

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(45,850)
Total Fair Value	$(45,850)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$22,875
Total Net Realized Gain (Loss)	$22,875

20	NYLI VP Balanced Portfolio

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$94,552
Total Net Change in Unrealized Appreciation (Depreciation)	$94,552

Average Notional Amount	Total
Futures Contracts Long	$8,623,241
Futures Contracts Short	$(4,697,672)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investments and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and NYL Investors. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.65% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,114,813 and paid Wellington and NYL Investors fees in the amount of $279,290 and $178,215, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$308,161,731	$42,093,370	$(8,088,233)	$34,005,137
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$8,432,376
21

Notes to Financial Statements (Unaudited) (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of U.S. government securities were $196,922 and $192,912, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $100,177 and $111,896, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	33,163	$474,889
Shares redeemed	(128,687)	(1,844,130)
Net increase (decrease)	(95,524)	$(1,369,241)
Year ended December 31, 2024:
Shares sold	82,576	$1,146,473
Shares issued to shareholders in reinvestment of distributions	38,116	543,683
Shares redeemed	(209,191)	(2,873,049)
Net increase (decrease)	(88,499)	$(1,182,893)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,140,008	$16,112,173
Shares redeemed	(2,595,397)	(36,523,792)
Net increase (decrease)	(1,455,389)	$(20,411,619)
Year ended December 31, 2024:
Shares sold	2,328,716	$31,775,698
Shares issued to shareholders in reinvestment of distributions	560,723	7,888,693
Shares redeemed	(5,194,251)	(71,378,087)
Net increase (decrease)	(2,304,812)	$(31,713,696)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.

22	NYLI VP Balanced Portfolio

Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI VP CBRE Global Infrastructure Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Belgium 0.6%
Elia Group SA/NV (Utilities)	1,908	$ 219,696
Canada 7.7%
Canadian Pacific Kansas City Ltd. (Transportation) (a)	9,870	784,092
Pembina Pipeline Corp. (Midstream / Pipelines)	27,071	1,016,442
TC Energy Corp. (Midstream / Pipelines) (a)	18,462	901,306
		2,701,840
France 4.4%
Vinci SA (Transportation)	10,436	1,537,865
Germany 1.9%
E.ON SE (Utilities)	36,114	664,695
Italy 1.4%
Enel SpA (Utilities)	19,238	182,561
Infrastrutture Wireless Italiane SpA (Communications)	23,873	291,898
		474,459
Japan 3.0%
East Japan Railway Co. (Transportation)	10,600	228,775
West Japan Railway Co. (Transportation)	36,448	835,744
		1,064,519
Mexico 3.5%
Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	22,888	300,668
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	32,165	738,332
Grupo Aeroportuario del Sureste SAB de CV, Class B (Transportation)	6,493	207,287
		1,246,287
New Zealand 1.1%
Auckland International Airport Ltd. (Transportation)	82,470	389,338
Spain 8.5%
Aena SME SA (Transportation)	44,150	1,178,467
Cellnex Telecom SA (Communications)	12,109	469,992
Ferrovial SE (Transportation)	25,177	1,342,287
		2,990,746
	Shares	Value

Switzerland 1.5%
Flughafen Zurich AG (Registered) (Transportation)	1,883	$ 536,339
United Kingdom 4.9%
National Grid plc (Utilities)	41,602	606,170
Pennon Group plc (Utilities)	64,729	445,584
Severn Trent plc (Utilities)	17,672	663,199
		1,714,953
United States 60.3%
AES Corp. (The) (Utilities)	76,179	801,403
American Tower Corp. (Communications)	3,668	810,701
Atmos Energy Corp. (Utilities)	9,255	1,426,288
California Water Service Group (Utilities)	8,706	395,949
Cheniere Energy, Inc. (Midstream / Pipelines)	4,447	1,082,934
CMS Energy Corp. (Utilities)	13,811	956,826
Constellation Energy Corp. (Utilities)	3,393	1,095,125
Entergy Corp. (Utilities)	3,797	315,607
Equinix, Inc. (Communications)	1,122	892,517
Essential Utilities, Inc. (Utilities)	23,274	864,396
Evergy, Inc. (Utilities)	10,174	701,294
NextEra Energy, Inc. (Utilities)	15,771	1,094,823
Norfolk Southern Corp. (Transportation)	6,105	1,562,697
OGE Energy Corp. (Utilities)	9,790	434,480
ONEOK, Inc. (Midstream / Pipelines)	2,993	244,319
PG&E Corp. (Utilities)	57,913	807,307
PPL Corp. (Utilities)	39,560	1,340,688
Public Service Enterprise Group, Inc. (Utilities)	14,540	1,223,977
Southern Co. (The) (Utilities)	5,725	525,727
Targa Resources Corp. (Midstream / Pipelines)	5,641	981,985
WEC Energy Group, Inc. (Utilities)	14,342	1,494,436
Williams Cos., Inc. (The) (Midstream / Pipelines)	17,327	1,088,309
Xcel Energy, Inc. (Utilities)	15,870	1,080,747
		21,222,535
Total Common Stocks (Cost $29,452,492)		34,763,272
Short-Term Investments 6.3%
Affiliated Investment Company 1.3%
United States 1.3%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	445,855	445,855

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Company 5.0%
United States 5.0%
Invesco Government & Agency Portfolio, 4.368% (b)(c)	1,766,351	$ 1,766,351
Total Short-Term Investments (Cost $2,212,206)		2,212,206
Total Investments (Cost $31,664,698)	105.1%	36,975,478
Other Assets, Less Liabilities	(5.1)	(1,782,194)
Net Assets	100.0%	$ 35,193,284

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $1,685,269. The Portfolio received cash collateral with a value of $1,766,351. (See Note 2(I))
(b)	Current yield as of June 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 489	$ 4,579	$ (4,622)	$ —	$ —	$ 446	$ 8	$ —	446
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP CBRE Global Infrastructure Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 34,763,272	$ —	$ —	$ 34,763,272
Short-Term Investments
Affiliated Investment Company	445,855	—	—	445,855
Unaffiliated Investment Company	1,766,351	—	—	1,766,351
Total Short-Term Investments	2,212,206	—	—	2,212,206
Total Investments in Securities	$ 36,975,478	$ —	$ —	$ 36,975,478

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by sector.
Sector Diversification
	Value	Percent †^
Utilities	$17,340,978	49.3%
Transportation	9,641,891	27.3
Midstream / Pipelines	5,315,295	15.2
Communications	2,465,108	7.0
	34,763,272	98.8
Short-Term Investments	2,212,206	6.3
Other Assets, Less Liabilities	(1,782,194)	(5.1)
Net Assets	$35,193,284	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $31,218,843) including securities on loan of $1,685,269	$36,529,623
Investment in affiliated investment companies, at value (identified cost $445,855)	445,855
Receivables:
Dividends	104,908
Portfolio shares sold	93,667
Securities lending	721
Investment securities sold	131
Other assets	236
Total assets	37,175,141
Liabilities
Cash collateral received for securities on loan	1,766,351
Foreign currency due to custodian, at value	1,117
Payables:
Investment securities purchased	77,295
Portfolio shares redeemed	48,602
Professional fees	28,124
Shareholder communication	23,103
Manager (See Note 3)	20,065
Custodian	8,260
NYLIFE Distributors (See Note 3)	6,558
Trustees	46
Accrued expenses	2,336
Total liabilities	1,981,857
Net assets	$35,193,284
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$4,337
Additional paid-in-capital	64,474,167
64,478,504
Total distributable earnings (loss)	(29,285,220)
Net assets	$35,193,284
Initial Class
Net assets applicable to outstanding shares	$3,047,970
Shares of beneficial interest outstanding	370,506
Net asset value per share outstanding	$8.23
Service Class
Net assets applicable to outstanding shares	$32,145,314
Shares of beneficial interest outstanding	3,966,879
Net asset value per share outstanding	$8.10

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP CBRE Global Infrastructure Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $38,256)	$607,058
Dividends-affiliated	8,286
Securities lending, net	2,888
Total income	618,232
Expenses
Manager (See Note 3)	144,132
Distribution/Service—Service Class (See Note 3)	38,864
Professional fees	29,271
Custodian	14,692
Trustees	438
Miscellaneous	1,161
Total expenses before waiver/reimbursement	228,558
Expense waiver/reimbursement from Manager (See Note 3)	(28,608)
Net expenses	199,950
Net investment income (loss)	418,282
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	706,798
Foreign currency transactions	(5,770)
Net realized gain (loss)	701,028
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,268,470
Translation of other assets and liabilities in foreign currencies	3,569
Net change in unrealized appreciation (depreciation)	2,272,039
Net realized and unrealized gain (loss)	2,973,067
Net increase (decrease) in net assets resulting from operations	$3,391,349
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$418,282	$620,328
Net realized gain (loss)	701,028	888,988
Net change in unrealized appreciation (depreciation)	2,272,039	953,137
Net increase (decrease) in net assets resulting from operations	3,391,349	2,462,453
Distributions to shareholders:
Initial Class	—	(56,843)
Service Class	—	(634,394)
Total distributions to shareholders	—	(691,237)
Capital share transactions:
Net proceeds from sales of shares	4,350,329	6,719,094
Net asset value of shares issued to shareholders in reinvestment of distributions	—	691,237
Cost of shares redeemed	(5,566,209)	(10,913,503)
Increase (decrease) in net assets derived from capital share transactions	(1,215,880)	(3,503,172)
Net increase (decrease) in net assets	2,175,469	(1,731,956)
Net Assets
Beginning of period	33,017,815	34,749,771
End of period	$35,193,284	$33,017,815
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP CBRE Global Infrastructure Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.44	$7.06	$6.92	$7.47	$6.48	$8.01
Net investment income (loss) (a)	0.10	0.15	0.16	0.13	0.15	0.03
Net realized and unrealized gain (loss)	0.69	0.40	0.10	(0.58)	0.84	(1.08)
Total from investment operations	0.79	0.55	0.26	(0.45)	0.99	(1.05)
Less distributions:
From net investment income	—	(0.17)	(0.12)	(0.10)	—	(0.48)
Net asset value at end of period	$8.23	$7.44	$7.06	$6.92	$7.47	$6.48
Total investment return (b)	10.55%	7.86%	4.06%	(5.99)%	15.28%(c)	(12.81)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.70%††	2.07%	2.32%	1.87%	2.08%	0.41%
Net expenses (d)	0.95%††	0.95%	0.95%	0.95%	0.95%	1.05%
Expenses (before waiver/reimbursement) (d)	1.12%††	1.16%	1.09%	1.13%	1.32%	1.44%
Portfolio turnover rate	37%	83%	41%	54%	43%	163%
Net assets at end of period (in 000's)	$3,048	$2,671	$2,439	$2,111	$1,899	$1,022

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.34	$6.96	$6.83	$7.38	$6.42	$7.93
Net investment income (loss) (a)	0.09	0.13	0.14	0.11	0.12	0.04
Net realized and unrealized gain (loss)	0.67	0.41	0.10	(0.58)	0.84	(1.09)
Total from investment operations	0.76	0.54	0.24	(0.47)	0.96	(1.05)
Less distributions:
From net investment income	—	(0.16)	(0.11)	(0.08)	—	(0.46)
Net asset value at end of period	$8.10	$7.34	$6.96	$6.83	$7.38	$6.42
Total investment return (b)	10.41%	7.59%	3.80%	(6.22)%	14.95%(c)	(13.03)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.45%††	1.84%	2.08%	1.60%	1.79%	0.62%
Net expenses (d)	1.20%††	1.20%	1.20%	1.20%	1.20%	1.52%
Expenses (before waiver/reimbursement) (d)	1.37%††	1.40%	1.34%	1.38%	1.60%	1.95%
Portfolio turnover rate	37%	83%	41%	54%	43%	163%
Net assets at end of period (in 000's)	$32,145	$30,346	$32,310	$31,780	$24,941	$20,041

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP CBRE Global Infrastructure Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2015
Service Class	May 1, 2015
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

10	NYLI VP CBRE Global Infrastructure Portfolio

Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (Unaudited) (continued)
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
The Portfolio may also invest up to 25% of its net assets in master limited partnerships.

12	NYLI VP CBRE Global Infrastructure Portfolio

Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
13

Notes to Financial Statements (Unaudited) (continued)
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. CBRE Investment Management Listed Real Assets LLC ("CBRE" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and CBRE, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.85% up to $3 billion; and 0.84% in excess of $3 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.85% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $144,132 and waived fees and/or reimbursed expenses in the amount of $28,608 and paid the Subadvisor fees in the amount of $57,762.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$32,116,318	$5,453,990	$(594,830)	$4,859,160
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $35,955,657, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are

14	NYLI VP CBRE Global Infrastructure Portfolio

expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$33,752	$2,204
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$691,237
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $12,425 and $13,093, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	31,547	$247,492
Shares redeemed	(20,024)	(156,621)
Net increase (decrease)	11,523	$90,871
Year ended December 31, 2024:
Shares sold	62,615	$461,944
Shares issued to shareholders in reinvestment of distributions	7,394	56,843
Shares redeemed	(56,723)	(409,653)
Net increase (decrease)	13,286	$109,134

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	531,459	$4,102,837
Shares redeemed	(699,236)	(5,409,588)
Net increase (decrease)	(167,777)	$(1,306,751)
Year ended December 31, 2024:
Shares sold	874,596	$6,257,150
Shares issued to shareholders in reinvestment of distributions	83,618	634,394
Shares redeemed	(1,464,048)	(10,503,850)
Net increase (decrease)	(505,834)	$(3,612,306)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate
15

Notes to Financial Statements (Unaudited) (continued)
reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP CBRE Global Infrastructure Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLI VP Candriam Emerging Markets Equity Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 95.4%
Brazil 5.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	84,000	$ 1,841,843
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	192,000	923,760
Inter & Co., Inc., Class A (Banks) (a)	210,000	1,560,300
MercadoLibre, Inc. (Broadline Retail) (b)	480	1,254,542
NU Holdings Ltd., Class A (Banks) (b)	72,000	987,840
Rede D'Or Sao Luiz SA (Health Care Providers & Services) (c)	260,000	1,695,018
Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure) (b)	180,000	822,956
TOTVS SA (Software)	260,000	2,019,952
		11,106,211
Chile 0.6%
Antofagasta plc (Metals & Mining)	52,000	1,291,581
China 28.5%
Agricultural Bank of China Ltd., Class H (Banks)	1,500,000	1,070,071
Airtac International Group (Machinery)	42,000	1,252,294
Akeso, Inc. (Biotechnology) (b)(c)	104,000	1,218,199
Alibaba Group Holding Ltd. (Broadline Retail)	390,000	5,455,067
APT Medical, Inc., Class A (Health Care Equipment & Supplies)	11,600	480,804
Bank of Hangzhou Co. Ltd., Class A (Banks)	439,993	1,032,821
Bank of Jiangsu Co. Ltd., Class A (Banks)	1,060,946	1,767,873
BYD Co. Ltd., Class H (Automobiles)	124,000	1,935,044
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (b)	6,000	503,663
China Hongqiao Group Ltd. (Metals & Mining) (a)	780,000	1,786,559
China Merchants Bank Co. Ltd., Class H (Banks)	512,000	3,577,500
China State Construction International Holdings Ltd. (Construction & Engineering)	720,000	1,085,969
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	940,000	793,916
CMOC Group Ltd., Class H (Metals & Mining)	2,100,000	2,134,791
Eastroc Beverage Group Co. Ltd., Class A (Beverages)	42,380	1,857,433
	Shares	Value

China (continued)
Geely Automobile Holdings Ltd. (Automobiles)	544,000	$ 1,106,025
Laopu Gold Co. Ltd., Class H (Textiles, Apparel & Luxury Goods)	10,400	1,335,448
Mao Geping Cosmetics Co. Ltd. (Personal Care Products) (a)	54,000	744,998
Meituan (Hotels, Restaurants & Leisure) (b)(c)	60,000	957,713
NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	8,000	493,710
NetEase, Inc. (Entertainment)	76,000	2,042,816
PDD Holdings, Inc., ADR (Broadline Retail) (b)	6,600	690,756
PICC Property & Casualty Co. Ltd., Class H (Insurance)	960,000	1,858,865
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	150,000	952,554
Pop Mart International Group Ltd. (Specialty Retail) (c)	52,000	1,766,024
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	460,000	1,215,882
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	115,939	1,179,696
Tencent Holdings Ltd. (Interactive Media & Services)	176,000	11,277,524
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (b)(c)	656,000	5,009,866
Zhejiang China Commodities City Group Co. Ltd., Class A (Distributors)	580,000	1,673,910
		58,257,791
Colombia 0.5%
Ecopetrol SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	120,000	1,062,000
Greece 1.2%
Alpha Bank SA (Banks)	720,000	2,535,891
Hong Kong 0.8%
AIA Group Ltd. (Insurance)	190,000	1,703,960
Hungary 1.2%
OTP Bank Nyrt. (Banks)	30,000	2,396,430
India 15.3%
360 ONE WAM Ltd. (Capital Markets)	104,000	1,448,554

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
India (continued)
Bajaj Finance Ltd. (Consumer Finance)	184,000	$ 2,009,282
Bharti Airtel Ltd. (Wireless Telecommunication Services)	164,000	3,842,985
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	24,000	1,905,644
Eicher Motors Ltd. (Automobiles)	7,000	461,701
HDFC Bank Ltd. (Banks)	186,000	4,340,940
ICICI Bank Ltd. (Banks)	244,000	4,113,517
Indian Hotels Co. Ltd. (The) (Hotels, Restaurants & Leisure)	136,000	1,205,700
InterGlobe Aviation Ltd. (Passenger Airlines) (b)(c)	25,900	1,804,936
Max Healthcare Institute Ltd. (Health Care Providers & Services)	150,000	2,231,810
Navin Fluorine International Ltd. (Chemicals)	22,000	1,236,499
NHPC Ltd. (Independent Power and Renewable Electricity Producers)	1,320,000	1,320,769
PB Fintech Ltd. (Insurance) (b)	60,000	1,276,049
Persistent Systems Ltd. (IT Services)	9,500	669,243
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	144,000	2,519,664
Siemens Ltd. (Industrial Conglomerates)	6,000	227,484
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	17,500	695,470
		31,310,247
Mexico 2.1%
Alsea SAB de CV (Hotels, Restaurants & Leisure)	80,000	217,347
Gentera SAB de CV (Consumer Finance) (a)	1,387,000	2,963,299
Industrias Penoles SAB de CV (Metals & Mining) (b)	40,000	1,112,206
		4,292,852
Nigeria 0.5%
Airtel Africa plc (Wireless Telecommunication Services) (c)	400,000	989,955
Peru 2.2%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	90,000	1,477,800
Credicorp Ltd. (Banks)	9,800	2,190,496
Intercorp Financial Services, Inc. (Banks)	20,146	768,167
		4,436,463
	Shares	Value

Poland 1.8%
Dino Polska SA (Consumer Staples Distribution & Retail) (b)(c)	14,400	$ 2,101,461
Powszechny Zaklad Ubezpieczen SA (Insurance)	90,000	1,573,099
		3,674,560
Republic of Korea 11.9%
Classys, Inc. (Health Care Equipment & Supplies)	43,000	1,997,703
Cosmax, Inc. (Personal Care Products)	12,600	2,609,440
Doosan Co. Ltd. (Industrial Conglomerates)	3,000	1,458,210
Hana Financial Group, Inc. (Banks)	14,000	895,228
Hansol Chemical Co. Ltd. (Chemicals)	9,200	1,170,450
Hyosung Heavy Industries Corp. (Electrical Equipment)	3,600	2,376,704
Hyundai Rotem Co. Ltd. (Machinery)	6,400	931,832
KB Financial Group, Inc. (Banks)	40,000	3,286,900
Samsung C&T Corp. (Industrial Conglomerates)	17,000	2,033,047
Samsung Heavy Industries Co. Ltd. (Machinery) (b)	222,000	2,756,906
Samyang Foods Co. Ltd. (Food Products)	940	971,621
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	18,000	3,894,487
		24,382,528
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (d)(e)	22,529	—
Saudi Arabia 1.3%
Al Rajhi Bank (Banks)	68,000	1,715,185
Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	8,000	578,483
Elm Co. (IT Services)	1,200	320,437
		2,614,105
Singapore 0.5%
Sea Ltd., ADR (Entertainment) (b)	6,800	1,087,592
South Africa 3.9%
Discovery Ltd. (Insurance)	36,000	436,789
Gold Fields Ltd. (Metals & Mining)	60,000	1,409,125
MTN Group Ltd. (Wireless Telecommunication Services)	220,000	1,750,183
Naspers Ltd., Class N (Broadline Retail)	8,400	2,616,914

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Candriam Emerging Markets Equity Portfolio

	Shares	Value
Common Stocks (continued)
South Africa (continued)
Northam Platinum Holdings Ltd. (Metals & Mining) (a)	156,000	$ 1,689,289
		7,902,300
Taiwan 16.3%
Accton Technology Corp. (Communications Equipment)	76,000	1,899,220
CTBC Financial Holding Co. Ltd. (Banks)	1,620,000	2,423,456
E.Sun Financial Holding Co. Ltd. (Banks)	2,080,000	2,339,039
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	76,000	2,294,673
King Slide Works Co. Ltd. (Technology Hardware, Storage & Peripherals)	21,000	1,462,926
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	22,800	975,626
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	46,000	892,852
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	548,000	19,884,979
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	12,800	1,108,586
		33,281,357
Turkey 0.9%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	480,000	1,817,883
United Kingdom 0.4%
Anglogold Ashanti plc (Metals & Mining)	19,000	859,541
United States 0.1%
Laureate Education, Inc. (Diversified Consumer Services) (b)	7,000	163,660
Total Common Stocks (Cost $156,399,664)		195,166,907
Preferred Stocks 3.9%
Brazil 1.2%
Itau Unibanco Holding SA (Banks)	376,000	2,557,141
Colombia 0.6%
Grupo Cibest SA, ADR (Banks)	26,000	1,200,940
	Shares	Value

Republic of Korea 2.1%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	116,000	$ 4,254,594
Total Preferred Stocks (Cost $7,887,037)		8,012,675
Short-Term Investment 0.8%
Unaffiliated Investment Company 0.8%
United States 0.8%
Invesco Government & Agency Portfolio, 4.368% (f)(g)	1,683,341	1,683,341
Total Short-Term Investment (Cost $1,683,341)		1,683,341
Total Investments (Cost $165,970,042)	100.1%	204,862,923
Other Assets, Less Liabilities	(0.1)	(180,758)
Net Assets	100.0%	$ 204,682,165

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $3,650,483; the total market value of collateral held by the Portfolio was $3,926,480. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,243,139. The Portfolio received cash collateral with a value of $1,683,341. (See Note 2(J))
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Current yield as of June 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 195,166,907	$ —	$ —	$ 195,166,907
Preferred Stocks	8,012,675	—	—	8,012,675
Short-Term Investment
Unaffiliated Investment Company	1,683,341	—	—	1,683,341
Total Investments in Securities	$ 204,862,923	$ —	$ —	$ 204,862,923

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Candriam Emerging Markets Equity Portfolio

The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$1,817,883	0.9%
Automobiles	3,502,770	1.7
Banks	41,553,651	20.3
Beverages	1,857,433	0.9
Biotechnology	1,218,199	0.6
Broadline Retail	10,017,279	4.9
Capital Markets	1,448,554	0.7
Chemicals	2,406,949	1.2
Communications Equipment	1,899,220	0.9
Construction & Engineering	1,085,969	0.5
Consumer Finance	4,972,581	2.4
Consumer Staples Distribution & Retail	2,101,461	1.0
Distributors	1,673,910	0.8
Diversified Consumer Services	163,660	0.1
Electrical Equipment	3,556,400	1.7
Electronic Equipment, Instruments & Components	2,294,673	1.1
Entertainment	3,130,408	1.5
Food Products	971,621	0.5
Health Care Equipment & Supplies	2,478,507	1.2
Health Care Providers & Services	4,505,311	2.2
Hotels, Restaurants & Leisure	3,203,716	1.6
Household Durables	923,760	0.5
Independent Power and Renewable Electricity Producers	1,320,769	0.7
Industrial Conglomerates	3,718,741	1.8
Insurance	7,801,316	3.8
Interactive Media & Services	11,277,524	5.5
IT Services	989,680	0.5
Life Sciences Tools & Services	1,905,644	0.9
Machinery	4,941,032	2.4
Metals & Mining	12,976,774	6.4
Oil, Gas & Consumable Fuels	3,581,664	1.8
Passenger Airlines	1,804,936	0.9
Personal Care Products	3,354,438	1.6
Pharmaceuticals	695,470	0.3
Semiconductors & Semiconductor Equipment	26,645,317	13.0
Software	2,019,952	1.0
Specialty Retail	1,766,024	0.9
Technology Hardware, Storage & Peripherals	11,835,972	5.8
Textiles, Apparel & Luxury Goods	1,335,448	0.7
Water Utilities	1,841,843	0.9
	Value	Percent †^
Wireless Telecommunication Services	$6,583,123	3.2%
	203,179,582	99.3
Short-Term Investment	1,683,341	0.8
Other Assets, Less Liabilities	(180,758)	(0.1)
Net Assets	$204,682,165	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $165,970,042) including securities on loan of $3,650,483	$204,862,923
Cash	1,268,029
Cash denominated in foreign currencies (identified cost $1,207,038)	1,217,806
Receivables:
Investment securities sold	519,011
Dividends	472,217
Securities lending	4,380
Portfolio shares sold	512
Other assets	2,318
Total assets	208,347,196
Liabilities
Cash collateral received for securities on loan	1,683,341
Payables:
Foreign capital gains tax (See Note 2)	964,011
Investment securities purchased	609,126
Manager (See Note 3)	164,999
Portfolio shares redeemed	162,872
Custodian	44,655
Professional fees	15,953
NYLIFE Distributors (See Note 3)	12,276
Shareholder communication	5,619
Trustees	29
Accrued expenses	2,150
Total liabilities	3,665,031
Net assets	$204,682,165
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$23,246
Additional paid-in-capital	206,985,531
207,008,777
Total distributable earnings (loss)	(2,326,612)
Net assets	$204,682,165
Initial Class
Net assets applicable to outstanding shares	$143,729,097
Shares of beneficial interest outstanding	16,334,203
Net asset value per share outstanding	$8.80
Service Class
Net assets applicable to outstanding shares	$60,953,068
Shares of beneficial interest outstanding	6,911,779
Net asset value per share outstanding	$8.82

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Candriam Emerging Markets Equity Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $169,382)	$1,852,151
Securities lending, net	18,567
Total income	1,870,718
Expenses
Manager (See Note 3)	984,777
Custodian	99,026
Distribution/Service—Service Class (See Note 3)	73,265
Professional fees	64,852
Trustees	2,418
Shareholder communication	2,305
Miscellaneous	5,517
Total expenses	1,232,160
Net investment income (loss)	638,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	6,187,801
Foreign currency transactions	(276,280)
Net realized gain (loss)	5,911,521
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	18,398,738
Translation of other assets and liabilities in foreign currencies	(154,504)
Net change in unrealized appreciation (depreciation)	18,244,234
Net realized and unrealized gain (loss)	24,155,755
Net increase (decrease) in net assets resulting from operations	$24,794,313

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(168,324).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $958,258.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$638,558	$1,149,784
Net realized gain (loss)	5,911,521	13,244,503
Net change in unrealized appreciation (depreciation)	18,244,234	12,144,549
Net increase (decrease) in net assets resulting from operations	24,794,313	26,538,836
Distributions to shareholders:
Initial Class	—	(1,383,686)
Service Class	—	(403,923)
Total distributions to shareholders	—	(1,787,609)
Capital share transactions:
Net proceeds from sales of shares	1,604,620	7,609,474
Net asset value of shares issued to shareholders in reinvestment of distributions	—	1,787,609
Cost of shares redeemed	(27,702,502)	(48,393,620)
Increase (decrease) in net assets derived from capital share transactions	(26,097,882)	(38,996,537)
Net increase (decrease) in net assets	(1,303,569)	(14,245,310)
Net Assets
Beginning of period	205,985,734	220,231,044
End of period	$204,682,165	$205,985,734
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Candriam Emerging Markets Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.77	$6.96	$6.60	$11.16	$11.51	$9.46
Net investment income (loss)	0.03	0.05	0.07	0.11	0.12(a)	0.07(a)
Net realized and unrealized gain (loss)	1.00	0.83	0.41	(3.39)	(0.34)	2.30
Total from investment operations	1.03	0.88	0.48	(3.28)	(0.22)	2.37
Less distributions:
From net investment income	—	(0.07)	(0.12)	(0.09)	(0.13)	(0.32)
From net realized gain on investments	—	—	—	(1.19)	—	—
Total distributions	—	(0.07)	(0.12)	(1.28)	(0.13)	(0.32)
Net asset value at end of period	$8.80	$7.77	$6.96	$6.60	$11.16	$11.51
Total investment return (b)	13.30%	12.64%	7.25%	(28.72)%	(2.00)%	25.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.72%††	0.61%	1.09%(c)	1.28%	1.02%	0.79%
Net expenses (d)	1.18%††	1.16%	1.13%(e)	1.16%	1.13%	1.18%
Expenses (before waiver/reimbursement) (d)	1.18%††	1.16%	1.14%	1.16%	1.14%	1.18%
Portfolio turnover rate	101%	115%	52%	115%	63%	123%
Net assets at end of period (in 000's)	$143,729	$145,917	$154,579	$158,187	$211,647	$257,933

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 1.08%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.14%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$7.79	$6.98	$6.62	$11.16	$11.52	$9.45
Net investment income (loss)	0.02	0.03	0.06	0.09	0.09(a)	0.05(a)
Net realized and unrealized gain (loss)	1.01	0.83	0.40	(3.39)	(0.35)	2.31
Total from investment operations	1.03	0.86	0.46	(3.30)	(0.26)	2.36
Less distributions:
From net investment income	—	(0.05)	(0.10)	(0.05)	(0.10)	(0.29)
From net realized gain on investments	—	—	—	(1.19)	—	—
Total distributions	—	(0.05)	(0.10)	(1.24)	(0.10)	(0.29)
Net asset value at end of period	$8.82	$7.79	$6.98	$6.62	$11.16	$11.52
Total investment return (b)	13.16%	12.35%	6.98%	(28.89)%	(2.25)%	25.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.48%††	0.36%	0.84%(c)	1.03%	0.78%	0.57%
Net expenses (d)	1.43%††	1.41%	1.38%(e)	1.41%	1.38%	1.43%
Expenses (before waiver/reimbursement) (d)	1.43%††	1.41%	1.39%	1.41%	1.39%	1.43%
Portfolio turnover rate	101%	115%	52%	115%	63%	123%
Net assets at end of period (in 000's)	$60,953	$60,069	$65,652	$70,914	$102,237	$120,450

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Without the custody fee reimbursement, net investment income (loss) would have been 0.83%.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Without the custody fee reimbursement, net expenses would have been 1.39%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Candriam Emerging Markets Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Candriam Emerging Markets Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio
prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an

13

Notes to Financial Statements (Unaudited) (continued)
independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.

14	NYLI VP Candriam Emerging Markets Equity Portfolio

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
15

Notes to Financial Statements (Unaudited) (continued)
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Sold Short.  During the period a short position is open, depending on the nature and type of security, a short position is reflected as a liability and is marked to market in accordance with the valuation methodologies previously detailed (See Note 2(A)). Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon termination of a short sale if the market price on the date the short position is closed out is less or greater, respectively, than the proceeds originally received. Any such gain or loss may be offset, completely or in part, by the change in the value of the hedged investments. Interest on short positions held is accrued daily, while dividends declared on short positions existing on the record date are recorded on the ex-dividend date as a dividend expense in the Statement of Operations. Broker fees and other expenses related to securities sold short are disclosed in the Statement of Operations. Short sales involve risk of loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. As of June 30, 2025, the Portfolio did not enter into any securities sold short.
(J) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal

16	NYLI VP Candriam Emerging Markets Equity Portfolio

at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. For example, the Portfolio has significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Candriam, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 1.00% up to $1 billion; and 0.975% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 1.00% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $984,777 and paid the Subadvisor fees in the amount of $492,388.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
17

Notes to Financial Statements (Unaudited) (continued)
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$170,639,748	$37,947,744	$(3,724,569)	$34,223,175
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $42,476,040, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$42,476	$—
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$1,787,609
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $199,066 and $221,490, respectively.

18	NYLI VP Candriam Emerging Markets Equity Portfolio

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	50,164	$396,247
Shares redeemed	(2,503,734)	(20,063,929)
Net increase (decrease)	(2,453,570)	$(19,667,682)
Year ended December 31, 2024:
Shares sold	613,921	$4,734,183
Shares issued to shareholders in reinvestment of distributions	169,412	1,383,686
Shares redeemed	(4,218,755)	(32,172,981)
Net increase (decrease)	(3,435,422)	$(26,055,112)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	154,175	$1,208,373
Shares redeemed	(949,997)	(7,638,573)
Net increase (decrease)	(795,822)	$(6,430,200)
Year ended December 31, 2024:
Shares sold	395,614	$2,875,291
Shares issued to shareholders in reinvestment of distributions	49,256	403,923
Shares redeemed	(2,144,445)	(16,220,639)
Net increase (decrease)	(1,699,575)	$(12,941,425)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
20

NYLI VP Epoch U.S. Equity Yield Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 2.9%
General Dynamics Corp.	28,985	$ 8,453,765
Lockheed Martin Corp.	14,606	6,764,623
RTX Corp.	74,849	10,929,451
		26,147,839
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	66,173	6,679,503
Banks 10.7%
Bank of America Corp.	423,481	20,039,121
Columbia Banking System, Inc.	400,496	9,363,596
JPMorgan Chase & Co.	75,404	21,860,374
PNC Financial Services Group, Inc. (The)	19,382	3,613,192
Regions Financial Corp.	342,584	8,057,576
Truist Financial Corp.	167,886	7,217,419
U.S. Bancorp	300,159	13,582,195
Wells Fargo & Co.	156,432	12,533,332
		96,266,805
Beverages 2.6%
Coca-Cola Co. (The)	81,712	5,781,124
Coca-Cola Europacific Partners plc	126,820	11,758,750
PepsiCo, Inc.	40,712	5,375,613
		22,915,487
Biotechnology 3.2%
AbbVie, Inc.	99,355	18,442,275
Amgen, Inc.	17,511	4,889,246
Gilead Sciences, Inc.	51,786	5,741,514
		29,073,035
Capital Markets 3.0%
BlackRock, Inc.	11,576	12,146,118
CME Group, Inc.	26,580	7,325,980
Lazard, Inc.	159,990	7,676,320
		27,148,418
Chemicals 3.5%
Dow, Inc.	174,234	4,613,716
Linde plc	20,057	9,410,343
LyondellBasell Industries NV, Class A	86,930	5,029,770
Nutrien Ltd. (a)	134,988	7,861,701
PPG Industries, Inc.	41,296	4,697,420
		31,612,950
Commercial Services & Supplies 0.8%
Republic Services, Inc.	29,733	7,332,455
	Shares	Value

Communications Equipment 1.5%
Cisco Systems, Inc.	188,045	$ 13,046,562
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	165,132	16,146,607
Diversified Telecommunication Services 2.4%
AT&T, Inc.	344,120	9,958,833
Verizon Communications, Inc.	271,170	11,733,526
		21,692,359
Electric Utilities 6.0%
Alliant Energy Corp.	93,866	5,676,077
American Electric Power Co., Inc.	113,069	11,732,039
Duke Energy Corp.	49,456	5,835,808
Entergy Corp.	140,548	11,682,350
NextEra Energy, Inc.	134,744	9,353,929
OGE Energy Corp.	110,706	4,913,132
Pinnacle West Capital Corp.	48,647	4,352,447
		53,545,782
Electrical Equipment 3.9%
Eaton Corp. plc	38,137	13,614,528
Emerson Electric Co.	106,681	14,223,778
Hubbell, Inc.	17,425	7,116,544
		34,954,850
Food Products 1.0%
McCormick & Co., Inc. (Non-Voting)	39,109	2,965,245
Mondelez International, Inc., Class A	93,198	6,285,273
		9,250,518
Health Care Equipment & Supplies 1.6%
Medtronic plc	162,350	14,152,049
Health Care Providers & Services 2.5%
CVS Health Corp.	181,461	12,517,180
UnitedHealth Group, Inc.	30,522	9,521,948
		22,039,128
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp.	34,098	9,962,413
Vail Resorts, Inc.	33,477	5,260,241
		15,222,654
Household Products 1.9%
Colgate-Palmolive Co.	68,170	6,196,653
Procter & Gamble Co. (The)	65,205	10,388,461
		16,585,114

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 1.1%
Honeywell International, Inc.	41,122	$ 9,576,491
Industrial REITs 0.7%
Prologis, Inc.	63,221	6,645,792
Insurance 4.9%
Marsh & McLennan Cos., Inc.	48,435	10,589,828
MetLife, Inc.	253,232	20,364,918
Travelers Cos., Inc. (The)	48,018	12,846,736
		43,801,482
Interactive Media & Services 1.2%
Meta Platforms, Inc., Class A	14,189	10,472,759
IT Services 1.6%
International Business Machines Corp.	48,691	14,353,133
Leisure Products 1.3%
Hasbro, Inc.	154,012	11,369,166
Machinery 2.7%
Cummins, Inc.	55,087	18,040,992
Snap-on, Inc.	18,764	5,838,982
Toro Co. (The)	3,166	223,773
		24,103,747
Media 1.8%
Comcast Corp., Class A	285,546	10,191,137
Omnicom Group, Inc.	88,274	6,350,431
		16,541,568
Multi-Utilities 2.5%
Ameren Corp.	50,002	4,802,192
CMS Energy Corp.	78,605	5,445,754
NiSource, Inc.	147,983	5,969,634
WEC Energy Group, Inc.	57,347	5,975,558
		22,193,138
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	95,452	13,667,772
Enterprise Products Partners LP	310,792	9,637,660
MPLX LP	203,542	10,484,448
TotalEnergies SE, Sponsored ADR	80,101	4,917,400
Williams Cos., Inc. (The)	36,985	2,323,028
		41,030,308
	Shares	Value

Pharmaceuticals 5.2%
Bristol-Myers Squibb Co.	120,073	$ 5,558,179
Eli Lilly & Co.	12,045	9,389,439
Johnson & Johnson	107,096	16,358,914
Merck & Co., Inc.	125,627	9,944,633
Pfizer, Inc.	208,111	5,044,611
		46,295,776
Professional Services 0.5%
Paychex, Inc.	32,924	4,789,125
Retail REITs 0.5%
Realty Income Corp.	82,258	4,738,883
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	39,593	9,423,926
Broadcom, Inc.	77,639	21,401,190
KLA Corp.	9,225	8,263,201
Microchip Technology, Inc.	96,261	6,773,887
Texas Instruments, Inc.	37,522	7,790,318
		53,652,522
Software 2.6%
Microsoft Corp.	32,032	15,933,037
Salesforce, Inc.	26,973	7,355,267
		23,288,304
Specialized REITs 2.6%
American Tower Corp.	24,102	5,327,024
Iron Mountain, Inc.	87,195	8,943,591
VICI Properties, Inc.	286,350	9,335,010
		23,605,625
Specialty Retail 1.4%
Best Buy Co., Inc.	63,087	4,235,030
Home Depot, Inc. (The)	22,240	8,154,074
		12,389,104
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	25,118	5,153,460
Dell Technologies, Inc., Class C	74,632	9,149,883
Hewlett Packard Enterprise Co.	286,206	5,852,913
NetApp, Inc.	68,984	7,350,245
		27,506,501
Tobacco 1.7%
Philip Morris International, Inc.	84,518	15,393,263
Trading Companies & Distributors 0.9%
MSC Industrial Direct Co., Inc., Class A	90,996	7,736,480

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Epoch U.S. Equity Yield Portfolio

	Shares	Value
Common Stocks (continued)
Water Utilities 0.5%
Essential Utilities, Inc.	118,244	$ 4,391,582
Total Common Stocks (Cost $690,832,942)		887,686,864
Short-Term Investments 1.9%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	9,312,699	9,312,699
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 4.368% (b)(c)	8,004,729	8,004,729
Total Short-Term Investments (Cost $17,317,428)		17,317,428
Total Investments (Cost $708,150,370)	101.0%	905,004,292
Other Assets, Less Liabilities	(1.0)	(8,700,035)
Net Assets	100.0%	$ 896,304,257

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $7,861,643. The Portfolio received cash collateral with a value of $8,004,729. (See Note 2(G))
(b)	Current yield as of June 30, 2025.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,225	$ 125,030	$ (131,942)	$ —	$ —	$ 9,313	$ 248	$ —	9,313
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 887,686,864	$ —	$ —	$ 887,686,864
Short-Term Investments
Affiliated Investment Company	9,312,699	—	—	9,312,699
Unaffiliated Investment Company	8,004,729	—	—	8,004,729
Total Short-Term Investments	17,317,428	—	—	17,317,428
Total Investments in Securities	$ 905,004,292	$ —	$ —	$ 905,004,292

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Epoch U.S. Equity Yield Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $698,837,671) including securities on loan of $7,861,643	$895,691,593
Investment in affiliated investment companies, at value (identified cost $9,312,699)	9,312,699
Receivables:
Investment securities sold	9,676,074
Dividends	1,457,029
Portfolio shares sold	331,848
Securities lending	1,596
Other assets	8,069
Total assets	916,478,908
Liabilities
Cash collateral received for securities on loan	8,004,729
Payables:
Investment securities purchased	10,881,950
Portfolio shares redeemed	674,504
Manager (See Note 3)	469,736
NYLIFE Distributors (See Note 3)	77,891
Professional fees	35,145
Custodian	24,038
Trustees	185
Shareholder communication	110
Accrued expenses	6,363
Total liabilities	20,174,651
Net assets	$896,304,257
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$47,093
Additional paid-in-capital	525,990,002
526,037,095
Total distributable earnings (loss)	370,267,162
Net assets	$896,304,257
Initial Class
Net assets applicable to outstanding shares	$510,319,654
Shares of beneficial interest outstanding	26,577,702
Net asset value per share outstanding	$19.20
Service Class
Net assets applicable to outstanding shares	$385,984,603
Shares of beneficial interest outstanding	20,515,639
Net asset value per share outstanding	$18.81

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $76,136)	$14,039,830
Dividends-affiliated	248,127
Securities lending, net	3,767
Total income	14,291,724
Expenses
Manager (See Note 3)	3,172,679
Distribution/Service—Service Class (See Note 3)	471,456
Professional fees	62,954
Shareholder communication	34,098
Trustees	11,213
Interest expense	7,762
Custodian	7,102
Miscellaneous	17,109
Total expenses before waiver/reimbursement	3,784,373
Expense waiver/reimbursement from Manager (See Note 3)	(182,106)
Net expenses	3,602,267
Net investment income (loss)	10,689,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	48,273,831
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(4,811,108)
Net realized and unrealized gain (loss)	43,462,723
Net increase (decrease) in net assets resulting from operations	$54,152,180
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Epoch U.S. Equity Yield Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,689,457	$18,849,321
Net realized gain (loss)	48,273,831	104,571,741
Net change in unrealized appreciation (depreciation)	(4,811,108)	32,739,009
Net increase (decrease) in net assets resulting from operations	54,152,180	156,160,071
Distributions to shareholders:
Initial Class	—	(44,895,744)
Service Class	—	(33,090,988)
Total distributions to shareholders	—	(77,986,732)
Capital share transactions:
Net proceeds from sales of shares	81,346,405	67,667,021
Net asset value of shares issued to shareholders in reinvestment of distributions	—	77,986,732
Cost of shares redeemed	(152,529,690)	(214,354,147)
Increase (decrease) in net assets derived from capital share transactions	(71,183,285)	(68,700,394)
Net increase (decrease) in net assets	(17,031,105)	9,472,945
Net Assets
Beginning of period	913,335,362	903,862,417
End of period	$896,304,257	$913,335,362
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$18.03	$16.58	$16.85	$18.15	$15.13	$16.12
Net investment income (loss) (a)	0.22	0.39	0.41	0.37	0.34	0.35
Net realized and unrealized gain (loss)	0.95	2.71	0.91	(0.90)	3.09	(0.41)
Total from investment operations	1.17	3.10	1.32	(0.53)	3.43	(0.06)
Less distributions:
From net investment income	—	(0.52)	(0.47)	(0.37)	(0.41)	(0.41)
From net realized gain on investments	—	(1.13)	(1.12)	(0.40)	—	(0.52)
Total distributions	—	(1.65)	(1.59)	(0.77)	(0.41)	(0.93)
Net asset value at end of period	$19.20	$18.03	$16.58	$16.85	$18.15	$15.13
Total investment return (b)	6.47%	18.54%	8.69%	(2.50)%	22.89%	0.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%††	2.13%	2.45%	2.13%	2.02%	2.47%
Net expenses (c)	0.68%††	0.68%	0.68%	0.68%	0.68%	0.68%
Expenses (before waiver/reimbursement) (c)	0.72%††	0.72%	0.72%	0.71%	0.72%	0.73%
Portfolio turnover rate	14%	15%	19%	19%	20%	26%
Net assets at end of period (in 000's)	$510,320	$527,574	$516,354	$539,762	$640,585	$495,193

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$17.69	$16.29	$16.57	$17.86	$14.90	$15.89
Net investment income (loss) (a)	0.19	0.34	0.36	0.32	0.29	0.31
Net realized and unrealized gain (loss)	0.93	2.67	0.90	(0.88)	3.05	(0.42)
Total from investment operations	1.12	3.01	1.26	(0.56)	3.34	(0.11)
Less distributions:
From net investment income	—	(0.48)	(0.42)	(0.33)	(0.38)	(0.36)
From net realized gain on investments	—	(1.13)	(1.12)	(0.40)	—	(0.52)
Total distributions	—	(1.61)	(1.54)	(0.73)	(0.38)	(0.88)
Net asset value at end of period	$18.81	$17.69	$16.29	$16.57	$17.86	$14.90
Total investment return (b)	6.34%	18.24%	8.42%	(2.74)%	22.58%	(0.22)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.18%††	1.88%	2.20%	1.89%	1.77%	2.21%
Net expenses (c)	0.93%††	0.93%	0.93%	0.93%	0.93%	0.93%
Expenses (before waiver/reimbursement) (c)	0.97%††	0.97%	0.97%	0.96%	0.97%	0.98%
Portfolio turnover rate	14%	15%	19%	19%	20%	26%
Net assets at end of period (in 000's)	$385,985	$385,762	$387,508	$410,085	$461,880	$422,053

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Epoch U.S. Equity Yield Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Epoch U.S. Equity Yield Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

12	NYLI VP Epoch U.S. Equity Yield Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan
13

Notes to Financial Statements (Unaudited) (continued)
will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and Epoch, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.69% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Initial Class shares. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,172,679 and waived fees and/or reimbursed expenses in the amount of $182,106 and paid the Subadvisor fees in the amount of $1,495,286.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$717,515,325	$216,088,417	$(28,599,450)	$187,488,967

14	NYLI VP Epoch U.S. Equity Yield Portfolio

During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$24,734,289
Long-Term Capital Gains	53,252,443
Total	$77,986,732
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $130,074 and $180,878, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	3,358,179	$62,622,344
Shares redeemed	(6,037,191)	(110,619,399)
Net increase (decrease)	(2,679,012)	$(47,997,055)
Year ended December 31, 2024:
Shares sold	2,136,071	$38,541,289
Shares issued to shareholders in reinvestment of distributions	2,435,023	44,895,744
Shares redeemed	(6,460,252)	(117,321,639)
Net increase (decrease)	(1,889,158)	$(33,884,606)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,038,587	$18,724,061
Shares redeemed	(2,328,218)	(41,910,291)
Net increase (decrease)	(1,289,631)	$(23,186,230)
Year ended December 31, 2024:
Shares sold	1,624,506	$29,125,732
Shares issued to shareholders in reinvestment of distributions	1,828,373	33,090,988
Shares redeemed	(5,433,487)	(97,032,508)
Net increase (decrease)	(1,980,608)	$(34,815,788)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The
15

Notes to Financial Statements (Unaudited) (continued)
amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Epoch U.S. Equity Yield Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLI VP Fidelity Institutional AM® Utilities Portfolio*

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025
* Fidelity Institutional AM is a registered trade mark of FMR LLC. Used with permission.

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Commercial Services & Supplies 0.6%
GFL Environmental, Inc.	105,904	$ 5,343,916
Construction & Engineering 1.6%
Quanta Services, Inc.	34,600	13,081,568
Electric Utilities 64.3%
American Electric Power Co., Inc.	161,300	16,736,488
Constellation Energy Corp.	240,390	77,588,276
Duke Energy Corp.	582,837	68,774,766
Entergy Corp.	475,830	39,550,990
Evergy, Inc.	413,500	28,502,555
Eversource Energy	110,100	7,004,562
Exelon Corp.	1,062,100	46,116,382
NextEra Energy, Inc.	1,426,319	99,015,065
NRG Energy, Inc.	186,883	30,009,672
PG&E Corp.	1,856,740	25,882,956
PPL Corp.	984,769	33,373,821
Southern Co. (The)	294,542	27,047,792
TXNM Energy, Inc.	205,710	11,585,587
Xcel Energy, Inc.	463,820	31,586,142
		542,775,054
Electrical Equipment 2.1%
GE Vernova, Inc.	34,000	17,991,100
Gas Utilities 1.6%
UGI Corp.	360,225	13,119,395
Independent Power and Renewable Electricity Producers 8.3%
AES Corp. (The)	128,027	1,346,844
Talen Energy Corp. (a)	12,900	3,750,933
Vistra Corp.	336,968	65,307,768
		70,405,545
	Shares	Value

Multi-Utilities 16.6%
Ameren Corp.	338,166	$ 32,477,462
CenterPoint Energy, Inc.	853,946	31,373,976
NiSource, Inc.	641,772	25,889,082
Sempra	668,809	50,675,658
		140,416,178
Oil, Gas & Consumable Fuels 2.7%
Cameco Corp.	305,300	22,662,419
Semiconductors & Semiconductor Equipment 0.6%
First Solar, Inc. (a)	29,300	4,850,322
Total Common Stocks (Cost $739,899,131)		830,645,497
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	6,229,549	6,229,549
Total Short-Term Investment (Cost $6,229,549)		6,229,549
Total Investments (Cost $746,128,680)	99.1%	836,875,046
Other Assets, Less Liabilities	0.9	7,295,575
Net Assets	100.0%	$ 844,170,621

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 38,865	$ 218,647	$ (251,282)	$ —	$ —	$ 6,230	$ 539	$ —	6,230
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 830,645,497	$ —	$ —	$ 830,645,497
Short-Term Investment
Affiliated Investment Company	6,229,549	—	—	6,229,549
Total Investments in Securities	$ 836,875,046	$ —	$ —	$ 836,875,046

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $739,899,131)	$830,645,497
Investment in affiliated investment companies, at value (identified cost $6,229,549)	6,229,549
Cash denominated in foreign currencies (identified cost $30)	33
Receivables:
Investment securities sold	7,561,399
Dividends	1,318,729
Portfolio shares sold	496,669
Securities lending	194
Other assets	8,553
Total assets	846,260,623
Liabilities
Payables:
Portfolio shares redeemed	995,874
Manager (See Note 3)	437,806
Investment securities purchased	426,650
NYLIFE Distributors (See Note 3)	143,879
Custodian	42,647
Professional fees	34,150
Shareholder communication	1,880
Trustees	47
Accrued expenses	7,069
Total liabilities	2,090,002
Net assets	$844,170,621
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$63,649
Additional paid-in-capital	546,823,481
546,887,130
Total distributable earnings (loss)	297,283,491
Net assets	$844,170,621
Initial Class
Net assets applicable to outstanding shares	$134,774,534
Shares of beneficial interest outstanding	10,109,248
Net asset value per share outstanding	$13.33
Service Class
Net assets applicable to outstanding shares	$709,396,087
Shares of beneficial interest outstanding	53,540,168
Net asset value per share outstanding	$13.25

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $6,322)	$12,018,527
Dividends-affiliated	539,136
Securities lending, net	7,225
Total income	12,564,888
Expenses
Manager (See Note 3)	2,815,364
Distribution/Service—Service Class (See Note 3)	886,233
Professional fees	60,584
Shareholder communication	33,692
Custodian	19,719
Trustees	8,726
Miscellaneous	17,771
Total expenses	3,842,089
Net investment income (loss)	8,722,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	71,842,942
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(30,375,105)
Translation of other assets and liabilities in foreign currencies	15,011
Net change in unrealized appreciation (depreciation)	(30,360,094)
Net realized and unrealized gain (loss)	41,482,848
Net increase (decrease) in net assets resulting from operations	$50,205,647
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,722,799	$19,873,114
Net realized gain (loss)	71,842,942	109,949,267
Net change in unrealized appreciation (depreciation)	(30,360,094)	111,894,255
Net increase (decrease) in net assets resulting from operations	50,205,647	241,716,636
Distributions to shareholders:
Initial Class	—	(16,705,925)
Service Class	—	(69,045,820)
Total distributions to shareholders	—	(85,751,745)
Capital share transactions:
Net proceeds from sales of shares	36,655,055	60,199,008
Net asset value of shares issued to shareholders in reinvestment of distributions	—	85,751,745
Cost of shares redeemed	(156,067,989)	(333,834,929)
Increase (decrease) in net assets derived from capital share transactions	(119,412,934)	(187,884,176)
Net increase (decrease) in net assets	(69,207,287)	(31,919,285)
Net Assets
Beginning of period	913,377,908	945,297,193
End of period	$844,170,621	$913,377,908
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.56	$10.72	$13.20	$13.58	$12.35	$13.49
Net investment income (loss) (a)	0.14	0.28	0.27	0.20	0.31	0.25
Net realized and unrealized gain (loss)	0.63	2.82	(0.69)	0.43	1.73	(0.34)
Total from investment operations	0.77	3.10	(0.42)	0.63	2.04	(0.09)
Less distributions:
From net investment income	—	(0.32)	(0.26)	(0.30)	(0.28)	(0.33)
From net realized gain on investments	—	(0.94)	(1.80)	(0.71)	(0.53)	(0.72)
Total distributions	—	(1.26)	(2.06)	(1.01)	(0.81)	(1.05)
Net asset value at end of period	$13.33	$12.56	$10.72	$13.20	$13.58	$12.35
Total investment return (b)	6.13%	28.94%	(1.46)%	5.57%	17.24%	(0.38)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.15%††	2.33%	2.23%	1.46%	2.41%	2.06%
Net expenses (c)	0.67%††	0.68%	0.67%	0.66%	0.66%	0.67%
Portfolio turnover rate	87%	79%	71%	53%	34%	62%
Net assets at end of period (in 000's)	$134,775	$182,897	$222,112	$202,092	$215,594	$135,814

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$12.50	$10.67	$13.14	$13.51	$12.29	$13.43
Net investment income (loss) (a)	0.12	0.25	0.24	0.17	0.27	0.22
Net realized and unrealized gain (loss)	0.63	2.81	(0.69)	0.43	1.72	(0.35)
Total from investment operations	0.75	3.06	(0.45)	0.60	1.99	(0.13)
Less distributions:
From net investment income	—	(0.29)	(0.22)	(0.26)	(0.24)	(0.29)
From net realized gain on investments	—	(0.94)	(1.80)	(0.71)	(0.53)	(0.72)
Total distributions	—	(1.23)	(2.02)	(0.97)	(0.77)	(1.01)
Net asset value at end of period	$13.25	$12.50	$10.67	$13.14	$13.51	$12.29
Total investment return (b)	6.00%	28.62%	(1.71)%	5.31%	16.95%	(0.63)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.94%††	2.06%	1.95%	1.22%	2.14%	1.80%
Net expenses (c)	0.92%††	0.93%	0.92%	0.91%	0.91%	0.92%
Portfolio turnover rate	87%	79%	71%	53%	34%	62%
Net assets at end of period (in 000's)	$709,396	$730,481	$723,185	$855,034	$978,694	$953,655

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Fidelity Institutional AM® Utilities Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

9

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

10	NYLI VP Fidelity Institutional AM® Utilities Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities
11

Notes to Financial Statements (Unaudited) (continued)
and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. FIAM LLC (“FIAM” or the “Subadvisor”) a registered investment adviser, serves as Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and FIAM, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.64% up to $1 billion; 0.61% from $1 billion to $3 billion; and 0.60% in excess of $3 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.64% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,815,364 and paid the Subadvisor fees in the amount of $1,130,145.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The

12	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$749,067,710	$94,911,433	$(7,104,097)	$87,807,336
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$20,299,818
Long-Term Capital Gains	65,451,927
Total	$85,751,745
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $753,813 and $839,024, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the six-month period ended June 30, 2025, were as follows:
Purchases (000's)	Sales (000's)	Realized Gain / (Loss) (000's)
$11,203	$60,689	$11,255
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
13

Notes to Financial Statements (Unaudited) (continued)
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	411,317	$5,274,659
Shares redeemed	(4,862,131)	(62,444,400)
Net increase (decrease)	(4,450,814)	$(57,169,741)
Year ended December 31, 2024:
Shares sold	934,100	$10,804,596
Shares issued to shareholders in reinvestment of distributions	1,329,793	16,705,925
Shares redeemed	(8,426,046)	(102,157,417)
Net increase (decrease)	(6,162,153)	$(74,646,896)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,457,572	$31,380,396
Shares redeemed	(7,356,984)	(93,623,589)
Net increase (decrease)	(4,899,412)	$(62,243,193)
Year ended December 31, 2024:
Shares sold	4,120,442	$49,394,412
Shares issued to shareholders in reinvestment of distributions	5,520,133	69,045,820
Shares redeemed	(18,975,720)	(231,677,512)
Net increase (decrease)	(9,335,145)	$(113,237,280)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

14	NYLI VP Fidelity Institutional AM® Utilities Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
15

NYLI VP Income Builder Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.8%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 1.2%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 461,790	$ 469,457
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	831,068
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	915,000	846,500
Series 2023-4A, Class D
6.95%, due 12/17/29	120,000	123,575
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	575,000	594,697
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	210,000	221,741
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	473,051	466,362
Series 2020-3, Class D
2.50%, due 9/15/26	108,752	108,380
Series 2021-3, Class E
3.32%, due 12/15/28	580,000	537,324
Series 2022-2, Class D
5.80%, due 4/17/28	655,000	620,166
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	635,000	608,667
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class D
8.302% (SOFR 30A + 4.00%), due 10/20/32 (a)(b)	470,144	475,289
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	400,000	398,402
		6,301,628
Other Asset-Backed Securities 2.4%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	400,000	400,803
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.819% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	250,000	249,674
	Principal Amount	Value

Other Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-AA, Class B1R
5.93% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	$ 400,000	$ 401,108
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	458,285	435,833
Series 2019-1, Class B
3.85%, due 2/15/28	292,230	281,866
Apidos CLO
Series 2018-18A, Class BR2
5.972% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	500,000	501,371
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.847% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	250,000	250,713
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.019% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	250,000	250,147
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.219% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	250,000	249,341
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	698,221	628,870
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	315,720	303,762
Series 2020-1, Class A1
1.69%, due 7/15/60	499,196	493,854
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	3,170	3,172
FirstKey Homes Trust
Series 2022-SFR2, Class C
4.50%, due 7/17/39 (a)	595,000	587,169
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.839% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	400,000	400,819
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.652% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	350,000	350,430

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.691% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	$ 530,000	$ 527,105
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.792% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	455,000	455,476
Home Partners of America Trust (a)
Series 2021-2, Class A
1.901%, due 12/17/26	245,731	236,611
Series 2021-2, Class B
2.302%, due 12/17/26	249,578	240,261
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	630,000	634,693
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.856% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	250,000	250,261
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	665,000	626,089
Series 2021-1, Class B1
2.41%, due 10/20/61	255,000	233,795
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	350,000	351,056
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.375% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	250,000	247,365
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.729% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	250,000	250,690
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.963% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	400,000	401,087
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.68% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	350,000	350,867
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.669% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	$ 270,000	$ 270,575
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.206% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	250,000	251,767
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(c)(d)	8,191,841	290,554
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	497,500	492,099
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
5.975% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	250,000	250,645
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	337,871	344,764
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	635,000	642,690
		13,137,382
Total Asset-Backed Securities (Cost $19,529,268)		19,439,010
Corporate Bonds 11.8%
Airlines 0.3%
American Airlines, Inc. (a)
5.50%, due 4/20/26	200,000	199,541
5.75%, due 4/20/29	360,000	359,684
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	77,750	77,563
4.75%, due 10/20/28	900,000	902,087
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	318,001	318,418
		1,857,293
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	579,305
4.125%, due 8/17/27	485,000	474,087
6.80%, due 5/12/28	365,000	377,236
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	297,970

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
2.70%, due 6/10/31	$ 485,000	$ 424,586
4.30%, due 4/6/29	470,000	459,868
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,350,000	1,287,440
		3,900,492
Banks 3.7%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	585,000	600,302
Banco Santander SA
5.294%, due 8/18/27	600,000	610,095
6.35%, due 3/14/34	600,000	628,332
Bank of America Corp. (e)
2.496%, due 2/13/31	650,000	593,685
2.572%, due 10/20/32	510,000	449,494
2.687%, due 4/22/32	465,000	417,303
Barclays plc (b)(f)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	835,000	777,251
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	260,000	272,721
BNP Paribas SA (a)
3.052%, due 1/13/31 (e)	565,000	525,238
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	625,000	607,052
BPCE SA
2.045%, due 10/19/27 (a)(e)	530,000	512,482
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	425,000	412,785
6.625%, due 6/15/32	190,000	207,197
Citizens Financial Group, Inc.
2.638%, due 9/30/32	540,000	454,983
Commonwealth Bank of Australia
5.929% (1 Year Treasury Constant Maturity Rate + 1.32%), due 3/14/46 (a)(b)	270,000	265,125
	Principal Amount	Value

Banks (continued)
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	$ 590,000	$ 551,176
Deutsche Bank AG
3.035%, due 5/28/32 (e)	255,000	228,763
5.633% (SOFR + 1.219%), due 11/16/27 (b)	820,000	820,013
First Horizon Bank
5.75%, due 5/1/30	815,000	833,636
First Horizon Corp.
5.514%, due 3/7/31 (e)	335,000	339,827
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (e)	480,000	415,755
6.75%, due 10/1/37	159,000	174,547
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	200,000	201,577
KeyBank NA
4.90%, due 8/8/32	445,000	429,411
KeyCorp
6.401%, due 3/6/35 (e)	270,000	288,010
Lloyds Banking Group plc
4.582%, due 12/10/25	508,000	507,498
4.65%, due 3/24/26	1,075,000	1,074,023
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	365,000	361,808
M&T Bank Corp.
5.385%, due 1/16/36 (e)	190,000	189,340
Morgan Stanley (e)
2.484%, due 9/16/36	885,000	752,016
2.511%, due 10/20/32	645,000	564,833
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	355,000	368,649
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (e)	340,000	354,509
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	395,000	388,638
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	810,000	740,971
Truist Financial Corp.
5.153%, due 8/5/32 (e)	385,000	392,483
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
UBS Group AG (a)
3.091%, due 5/14/32 (e)	$ 500,000	$ 453,882
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	1,005,000	888,246
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	160,000	160,933
Wells Fargo & Co.
3.35%, due 3/2/33 (e)	390,000	356,168
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	533,000	467,949
		19,638,706
Building Materials 0.0% ‡
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	70,000	70,611
6.125%, due 7/31/32	125,000	127,076
		197,687
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	745,000	640,924
Celanese US Holdings LLC
7.20%, due 11/15/33 (g)	450,000	477,702
Huntsman International LLC
4.50%, due 5/1/29	731,000	693,236
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	650,000	643,629
		2,455,491
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	380,000	374,253
Belron UK Finance plc
5.75%, due 10/15/29 (a)	520,000	524,338
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	290,000	302,864
		1,201,455
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	410,000	306,432
	Principal Amount	Value

Diversified Financial Services 1.1%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	$ 665,000	$ 647,894
Ally Financial, Inc.
6.992%, due 6/13/29 (e)	265,000	278,963
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	511,752
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	645,000	633,085
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	505,000	498,458
Capital One Financial Corp. (e)
6.051%, due 2/1/35	205,000	213,689
6.312%, due 6/8/29	515,000	540,595
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	245,000	256,274
Nomura Holdings, Inc.
5.099%, due 7/3/25	770,000	770,014
OneMain Finance Corp.
6.75%, due 3/15/32	375,000	382,053
7.50%, due 5/15/31	415,000	433,614
Synchrony Financial
5.45%, due 3/6/31 (e)	475,000	479,141
		5,645,532
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	475,000	468,072
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	644,273
Calpine Corp.
5.125%, due 3/15/28 (a)	290,000	289,675
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	453,958
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	838,224
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	315,000	298,420
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	425,000	380,567
Eversource Energy
5.95%, due 7/15/34	355,000	371,481
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	613,650
Nevada Power Co.
Series GG
5.90%, due 5/1/53	230,000	228,440

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Ohio Power Co.
Series R
2.90%, due 10/1/51	$ 420,000	$ 256,452
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	340,000	353,451
Public Service Co. of Oklahoma
5.25%, due 1/15/33	200,000	201,580
Southern California Edison Co.
4.00%, due 4/1/47	520,000	373,456
5.70%, due 3/1/53	165,000	148,018
Virginia Electric and Power Co.
2.95%, due 11/15/51	435,000	271,688
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	300,000	313,645
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	316,000	308,037
7.25%, due 1/15/29 (h)	425,000	435,681
8.375%, due 1/15/31 (h)	295,000	315,091
		7,563,859
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	215,000	206,603
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	117,000	98,426
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33 (h)	589,000	605,445
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	630,000	680,538
Post Holdings, Inc. (a)
4.50%, due 9/15/31	115,000	106,744
4.625%, due 4/15/30	257,000	247,037
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	500,000	495,125
		2,134,889
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	625,000	585,097
	Principal Amount	Value

Gas 0.2%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	$ 425,000	$ 452,108
National Fuel Gas Co.
2.95%, due 3/1/31	450,000	401,251
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	261,072
		1,114,431
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	330,000	327,525
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	380,000	388,432
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)	510,000	502,202
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	470,000	514,828
		1,017,030
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	550,000	561,756
Las Vegas Sands Corp.
5.625%, due 6/15/28	550,000	561,020
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	505,000	463,353
		1,586,129
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	425,000	425,861
Media 0.2%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(h)	555,000	540,601
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	520,000	518,582
		1,059,183
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	365,000	377,490
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Mining (continued)
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	$ 510,000	$ 511,770
		889,260
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.323% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	565,000	508,276
Oil & Gas 0.1%
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	645,000	636,606
Packaging & Containers 0.0% ‡
Berry Global, Inc.
4.875%, due 7/15/26 (a)	40,000	39,948
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	142,000	139,242
4.75%, due 5/9/27	330,000	329,422
		468,664
Pipelines 0.8%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	670,000	545,303
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	180,000	186,037
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	500,000	467,827
Energy Transfer LP
5.35%, due 5/15/45	415,000	373,754
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	768,836
MPLX LP
2.65%, due 8/15/30	730,000	660,683
ONEOK, Inc.
5.625%, due 1/15/28 (a)	260,000	265,795
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	706,979
Western Midstream Operating LP
5.25%, due 2/1/50 (g)	630,000	529,848
		4,505,062
	Principal Amount	Value

Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	$ 810,000	$ 778,403
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	415,000	411,110
Trust Fibra Uno
8.25%, due 1/23/37 (a)	400,000	421,526
Uniti Group LP
10.50%, due 2/15/28 (a)	384,000	407,056
		2,018,095
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	570,000	592,167
AutoNation, Inc.
4.75%, due 6/1/30	308,000	306,243
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	615,000	633,849
Sally Holdings LLC
6.75%, due 3/1/32	185,000	189,923
		1,722,182
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	680,000	460,263
Water 0.0% ‡
Aegea Finance SARL
9.00%, due 1/20/31 (a)	210,000	223,027
Total Corporate Bonds (Cost $65,746,295)		63,181,936
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (g)	800,000	538,175
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	320,000	284,721
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	725,000	572,898

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Foreign Government Bonds (continued)
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	$ 620,000	$ 571,857
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	520,000	479,146
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	685,000	655,524
Total Foreign Government Bonds (Cost $3,028,992)		3,102,321
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.427% (1 Month SOFR + 4.00%), due 11/2/27 (b)	307,292	289,623
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.677% (1 Month SOFR + 3.25%), due 12/6/27 (b)	397,917	392,570
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.791% (3 Month SOFR + 5.25%), due 8/2/29 (b)	494,286	489,166
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.676% (1 Month SOFR + 3.25%), due 1/31/29 (b)	710,000	703,011
		1,192,177
	Principal Amount	Value

Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	$ 200,000	$ 200,750
Total Loan Assignments (Cost $2,081,639)		2,075,120
Mortgage-Backed Securities 12.2%
Agency (Collateralized Mortgage Obligations) 4.8%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	720,383	470,861
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(c)	1,121,402	33,830
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(c)	156,813	3,813
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	376,668	315,521
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	744,881	611,622
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	324,150	265,130
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	363,011	312,981
REMIC, Series 4993, Class KS
1.63% (SOFR 30A + 5.936%), due 7/25/50 (b)(c)	1,384,882	187,668
REMIC, Series 4994, Class TS
1.68% (SOFR 30A + 5.986%), due 7/25/50 (b)(c)	714,682	96,297
REMIC, Series 4831, Class SA
1.782% (SOFR 30A + 6.086%), due 10/15/48 (b)(c)	612,061	79,603
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (c)	758,727	141,169
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (c)	692,133	112,803
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (c)	485,497	80,298
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (c)	558,275	90,331
REMIC, Series 5160
3.00%, due 10/25/51 (c)	568,531	60,725
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	947,772	871,599
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5040
3.50%, due 11/25/50 (c)	$ 410,103	$ 76,730
REMIC, Series 5527, Class FA
5.305% (SOFR 30A + 1.00%), due 4/25/55 (b)	764,657	760,674
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	457,992	352,430
Series 402
(zero coupon), due 9/25/53	432,291	359,908
Series 311, Class S1
1.532% (SOFR 30A + 5.836%), due 8/15/43 (b)(c)	1,344,302	144,424
Series 397, Class C61
5.50%, due 1/25/53 (c)	749,327	172,902
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	360,087	289,087
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	501,206	410,595
REMIC, Series 2022-10, Class SA
1.445% (SOFR 30A + 5.75%), due 2/25/52 (b)(c)	766,950	90,084
REMIC, Series 2016-57, Class SN
1.63% (SOFR 30A + 5.936%), due 6/25/46 (b)(c)	664,843	72,984
REMIC, Series 2020-70, Class SD
1.83% (SOFR 30A + 6.136%), due 10/25/50 (b)(c)	930,919	126,923
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (c)	1,316,533	220,388
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (c)	502,777	81,733
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (c)	1,418,029	192,489
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (c)	219,301	26,999
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (c)	2,062,476	343,996
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (c)	1,411,166	254,391
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (c)	897,738	191,612
FNMA, Strips (c)
Series 426, Class C32
1.50%, due 2/25/52	2,082,451	199,076
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA, Strips (c) (continued)
Series 429, Class C5
3.00%, due 10/25/52	$ 1,898,399	$ 336,708
Series 440, Class C46
4.00%, due 10/25/53	1,755,621	384,873
Series 438, Class C34
6.00%, due 8/25/53	1,028,439	242,889
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(c)	1,272,491	20,051
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(c)	2,125,011	25,668
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	594,235	393,669
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(c)	2,033,526	26,504
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(c)	2,298,851	23,664
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(c)	6,466,052	103,141
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(c)	1,389,969	51,414
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(c)	2,817,797	49,542
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(c)	1,673,057	6,943
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(c)	1,124,760	19,817
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(c)	2,188,506	34,913
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(c)	5,535,110	93,077
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(c)	1,096,679	17,494
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	671,338	520,439

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-53
(zero coupon), due 4/20/53	$ 218,986	$ 174,105
REMIC, Series 2023-114, Class MO
(zero coupon), due 8/20/53	217,516	181,882
REMIC, Series 2024-51, Class SX
0.898% (SOFR 30A + 5.20%), due 3/20/54 (b)(c)	5,183,232	219,293
REMIC, Series 2023-80, Class SA
0.948% (SOFR 30A + 5.25%), due 6/20/53 (b)(c)	2,230,291	87,580
REMIC, Series 2019-115, Class SA
1.618% (1 Month SOFR + 5.936%), due 9/20/49 (b)(c)	961,204	120,402
REMIC, Series 2020-34, Class SC
1.618% (1 Month SOFR + 5.936%), due 3/20/50 (b)(c)	884,741	115,281
REMIC, Series 2023-47, Class KS
1.668% (1 Month SOFR + 5.986%), due 4/20/48 (b)(c)	2,541,614	291,013
REMIC, Series 2020-146, Class SA
1.868% (1 Month SOFR + 6.186%), due 10/20/50 (b)(c)	847,466	121,986
REMIC, Series 2020-175, Class CS
1.868% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	869,351	121,818
REMIC, Series 2021-179, Class SA
1.868% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	1,257,967	184,793
REMIC, Series 2020-167, Class SN
1.868% (1 Month SOFR + 6.186%), due 11/20/50 (b)(c)	431,851	64,281
REMIC, Series 2020-189, Class SU
1.868% (1 Month SOFR + 6.186%), due 12/20/50 (b)(c)	574,978	86,607
REMIC, Series 2021-46, Class QS
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	507,785	67,648
REMIC, Series 2021-57, Class SA
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	1,930,453	257,128
REMIC, Series 2021-57, Class SD
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	3,265,323	447,414
REMIC, Series 2021-46, Class TS
1.868% (1 Month SOFR + 6.186%), due 3/20/51 (b)(c)	619,315	82,985
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-96, Class SN
1.868% (1 Month SOFR + 6.186%), due 6/20/51 (b)(c)	$ 1,098,495	$ 140,531
REMIC, Series 2021-122, Class HS
1.868% (1 Month SOFR + 6.186%), due 7/20/51 (b)(c)	1,080,468	153,266
REMIC, Series 2021-135, Class GS
1.868% (1 Month SOFR + 6.186%), due 8/20/51 (b)(c)	1,710,075	246,731
REMIC, Series 2021-96, Class JS
1.918% (1 Month SOFR + 6.236%), due 6/20/51 (b)(c)	883,524	129,742
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (c)	300,690	37,711
REMIC, Series 2020-188
2.00%, due 12/20/50 (c)	1,333,878	153,196
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (c)	1,891,057	212,865
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (c)	946,842	107,787
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	877,274	551,540
REMIC, Series 2023-86, Class SE
2.348% (SOFR 30A + 6.65%), due 9/20/50 (b)(c)	755,791	116,975
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (c)	1,868,355	249,344
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (c)	524,777	80,409
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	877,707	724,420
REMIC, Series 2021-188
2.50%, due 10/20/51 (c)	1,541,612	261,114
REMIC, Series 2023-60, Class ES
2.596% (SOFR 30A + 11.20%), due 4/20/53 (b)	474,967	427,375
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (c)	1,181,354	201,415
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (c)	1,239,784	216,249
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (c)	156,751	23,895
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (c)	709,756	122,280
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (c)	578,651	101,893
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (c)	$ 1,091,550	$ 187,216
REMIC, Series 2022-207
3.00%, due 8/20/51 (c)	741,243	114,751
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (c)	1,829,831	329,232
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (c)	1,307,471	220,870
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	234,215	208,856
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	610,214	544,057
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	242,060	215,571
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	250,361	223,509
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	673,265	600,068
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (c)	1,549,600	275,235
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	365,347	331,517
REMIC, Series 2023-66, Class MP
3.696% (SOFR 30A + 12.30%), due 5/20/53 (b)	589,956	551,960
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (c)	815,325	198,341
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	215,345	202,654
REMIC, Series 2023-38, Class WT
6.525%, due 12/20/51 (i)	269,946	284,929
REMIC, Series 2023-59, Class YC
7.083%, due 9/20/51 (i)	590,872	652,686
REMIC, Series 2023-55, Class CG
7.658%, due 7/20/51 (i)	452,999	507,978
REMIC, Series 2023-55, Class LB
7.843%, due 11/20/51 (i)	433,173	495,001
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.92% (SOFR 30A + 5.614%), due 10/25/49	$ 545,000	$ 543,722
Series 2020-01, Class CE
11.92% (SOFR 30A + 7.614%), due 3/25/50	720,000	749,467
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	1,139,544	988,088
		25,761,144
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	675,000	514,918
Series 2019-BN19, Class C
4.16%, due 8/15/61 (d)	685,000	499,654
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (i)	520,000	459,330
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	740,000	651,057
BBCMS Mortgage Trust
Series 2022-C16, Class D
2.50%, due 6/15/55 (a)(i)	575,000	370,673
Benchmark Mortgage Trust (d)
Series 2018-B6, Class D
3.24%, due 10/10/51 (a)	425,000	329,782
Series 2019-B15, Class C
3.83%, due 12/15/72	590,000	470,746
Series 2019-B14, Class C
3.888%, due 12/15/62	695,000	528,790
Series 2018-B1, Class C
4.343%, due 1/15/51	555,000	457,292
BF Mortgage Trust
Series 2019-NYT, Class F
7.609% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	685,000	591,507
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.378%, due 2/17/55 (a)(d)	615,000	556,640
Series 2024-C9, Class A5
5.759%, due 7/15/57	580,000	608,625

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BWAY Mortgage Trust
Series 2013-1515, Class G
4.058%, due 3/10/33 (a)(d)	$ 515,000	$ 437,673
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.284% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	585,000	586,460
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(d)	470,000	437,868
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.30%, due 3/10/51 (a)(d)	905,000	682,672
Series 2014-GC25, Class B
4.345%, due 10/10/47 (i)	226,807	219,209
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	820,000	617,550
Series 2014-CR17, Class C
4.941%, due 5/10/47 (d)	680,000	620,439
CONE Trust
Series 2024-DFW1, Class E
8.20% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	275,000	272,909
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
5.08%, due 1/15/49 (a)(d)	675,000	540,420
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	550,000	354,750
FHLMC
REMIC, Series 2025-MN10, Class M2
7.155% (SOFR 30A + 2.85%), due 2/25/45 (a)(b)	660,000	653,407
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series 2021-MN3, Class M1
6.605% (SOFR 30A + 2.30%), due 11/25/51 (a)(b)	307,862	308,123
GNMA (c)
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (d)	2,153,030	138,715
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (i)	2,938,991	218,082
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (c) (continued)
REMIC, Series 2020-168, Class IA
0.98%, due 12/16/62 (d)	$ 1,403,880	$ 104,041
REMIC, Series 2021-47
0.992%, due 3/16/61 (d)	3,262,479	223,050
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (d)	1,257,457	89,851
REMIC, Series 2023-172
1.382%, due 2/16/66 (d)	2,006,712	192,824
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	665,000	456,694
Series 2015-GC30, Class D
3.384%, due 5/10/50	445,000	322,630
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	531,496	488,976
Series 2022-NLP, Class G
8.837% (1 Month SOFR + 4.525%), due 4/15/37 (b)	610,175	559,035
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	540,000	426,579
Morgan Stanley Bank of America Merrill Lynch Trust (a)(d)
Series 2015-C22, Class D
4.191%, due 4/15/48	780,000	510,916
Series 2015-C23, Class D
4.311%, due 7/15/50	220,000	208,448
Morgan Stanley Capital I Trust
Series 2018-H3, Class D
3.00%, due 7/15/51 (a)	560,000	468,249
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,085,000	1,141,504
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	385,000	311,169
Series 2018-C9, Class C
5.109%, due 3/15/51 (d)	480,000	395,892
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	135,000	109,061
Series 2017-C39, Class D
4.504%, due 9/15/50 (a)(d)	285,000	241,737
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)(d)	$ 535,000	$ 469,645
Series 2016-NXS5, Class D
5.119%, due 1/15/59 (d)	260,000	234,123
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.633%, due 6/5/35 (a)(d)	600,000	533,820
		19,615,535
Whole Loan (Collateralized Mortgage Obligations) 3.8%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(g)	390,827	390,697
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(g)	274,445	268,117
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(c)(i)	16,596,143	213,986
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(i)	853,000	717,502
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.006% (SOFR 30A + 1.70%), due 1/25/45	235,000	234,854
Series 2025-R02, Class 1B1
6.256% (SOFR 30A + 1.95%), due 2/25/45	190,000	189,651
Series 2023-R07, Class 2M2
7.556% (SOFR 30A + 3.25%), due 9/25/43	885,000	921,506
Series 2023-R03, Class 2M2
8.205% (SOFR 30A + 3.90%), due 4/25/43	380,000	404,107
Series 2021-R03, Class 1B2
9.805% (SOFR 30A + 5.50%), due 12/25/41	255,000	265,671
Series 2022-R01, Class 1B2
10.305% (SOFR 30A + 6.00%), due 12/25/41	940,000	986,560
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2020-SBT1, Class 1B1
11.17% (SOFR 30A + 6.864%), due 2/25/40	$ 660,000	$ 702,339
Series 2022-R02, Class 2B2
11.955% (SOFR 30A + 7.65%), due 1/25/42	570,000	612,990
Series 2019-HRP1, Class B1
13.67% (SOFR 30A + 9.364%), due 11/25/39	795,000	857,445
Series 2022-R03, Class 1B2
14.155% (SOFR 30A + 9.85%), due 3/25/42	270,000	302,169
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
9.52% (SOFR 30A + 5.214%), due 1/25/50	695,000	764,851
Series 2022-HQA1, Class M2
9.555% (SOFR 30A + 5.25%), due 3/25/42	195,000	206,934
Series 2022-HQA3, Class M2
9.655% (SOFR 30A + 5.35%), due 8/25/42	880,000	944,673
Series 2021-HQA3, Class B2
10.555% (SOFR 30A + 6.25%), due 9/25/41	880,000	917,416
Series 2021-HQA4, Class B2
11.305% (SOFR 30A + 7.00%), due 12/25/41	690,000	730,300
Series 2022-HQA1, Class B1
11.305% (SOFR 30A + 7.00%), due 3/25/42	670,000	727,532
Series 2022-DNA1, Class B2
11.405% (SOFR 30A + 7.10%), due 1/25/42	830,000	884,898
FHLMC STACR Securitized Participation Interests Trust
Series 2018-SPI3, Class B
4.155%, due 8/25/48 (a)(i)	832,783	637,377
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.22% (SOFR 30A + 4.914%), due 9/25/47	700,000	763,238
REMIC, Series 2019-FTR2, Class B2
11.82% (SOFR 30A + 7.514%), due 11/25/48	375,000	434,720

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR Trust (a)(b) (continued)
REMIC, Series 2019-FTR1, Class B2
12.77% (SOFR 30A + 8.464%), due 1/25/48	$ 570,000	$ 677,672
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(i)	365,467	295,629
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(i)	943,932	768,862
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.88%, due 8/25/51 (a)(d)	1,269,731	1,028,078
Mill City Mortgage Loan Trust (a)(i)
Series 2018-4, Class B4
3.074%, due 4/25/66	559,347	345,728
Series 2018-3, Class B4
3.678%, due 8/25/58	349,255	216,172
RCKT Mortgage Trust (a)
Series 2021-5, Class A1
2.50%, due 11/25/51 (i)	1,140,663	928,750
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (g)	406,823	408,806
STACR Trust
Series 2018-HRP1, Class B2
16.17% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	974,598	1,177,264
Towd Point Mortgage Trust
Series 2017-4, Class B5
3.659%, due 6/25/57 (a)(i)	452,415	287,320
		20,213,814
Total Mortgage-Backed Securities (Cost $64,097,966)		65,590,493
U.S. Government & Federal Agencies 6.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.1%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	521,247	480,118
3.50%, due 1/1/48	443,914	407,744
UMBS Pool, 30 Year
3.00%, due 6/1/52	751,071	650,252
3.50%, due 7/1/50	425,586	387,361
4.00%, due 3/1/53	1,082,001	1,009,013
4.50%, due 10/1/52	173,885	166,641
4.50%, due 12/1/53	773,941	741,780
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
5.00%, due 3/1/54	$ 366,610	$ 359,750
5.50%, due 7/1/53	258,627	259,157
5.50%, due 3/1/54	577,962	580,440
6.00%, due 10/1/53	328,541	335,936
6.00%, due 10/1/53	483,266	494,879
6.00%, due 11/1/53	42,490	43,352
		5,916,423
Federal National Mortgage Association (Mortgage Pass-Through Securities) 2.4%
FNMA, Other
6.00%, due 4/1/37	2,965	3,052
UMBS, 30 Year
2.00%, due 10/1/50	2,192,351	1,743,630
2.00%, due 3/1/52	1,457,090	1,155,151
2.00%, due 3/1/52	631,474	500,515
2.50%, due 11/1/51	2,467,548	2,065,919
4.00%, due 8/1/48	196,866	186,218
4.00%, due 2/1/49	82,616	77,460
4.00%, due 6/1/52	289,685	269,934
4.00%, due 6/1/52	498,575	464,942
4.50%, due 1/1/54	665,571	637,405
5.00%, due 11/1/52	1,960,648	1,934,508
5.50%, due 2/1/53	159,972	160,373
5.50%, due 8/1/53	460,137	463,210
5.50%, due 4/1/54	603,963	606,493
5.50%, due 5/1/54	503,688	503,783
6.00%, due 9/1/53	449,408	460,560
6.00%, due 9/1/53	752,717	766,074
6.00%, due 11/1/53	46,615	47,523
6.00%, due 9/1/54	965,088	982,183
		13,028,933
Government National Mortgage Association (Mortgage Pass-Through Security) 0.4%
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,316,396	2,051,236
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
4.75%, due 5/15/55	1,410,000	1,402,069
5.00%, due 5/15/45	4,160,000	4,273,100
		5,675,169
United States Treasury Notes 1.2%
U.S. Treasury Notes
3.75%, due 4/30/27	1,560,000	1,559,756
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
United States Treasury Notes (continued)
U.S. Treasury Notes (continued)
3.75%, due 4/15/28	$ 515,000	$ 515,644
3.875%, due 4/30/30	2,950,000	2,961,523
4.00%, due 4/30/32	355,000	355,444
4.25%, due 5/15/35	1,015,000	1,016,586
		6,408,953
Total U.S. Government & Federal Agencies (Cost $32,867,944)		33,080,714
Total Long-Term Bonds (Cost $187,352,104)		186,469,594

	Shares

Common Stocks 61.5%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	114,575	2,966,925
General Dynamics Corp.	6,205	1,809,750
Lockheed Martin Corp.	5,153	2,386,560
RTX Corp.	22,130	3,231,423
		10,394,658
Air Freight & Logistics 0.9%
Deutsche Post AG (Germany)	53,052	2,450,335
United Parcel Service, Inc., Class B	21,439	2,164,053
		4,614,388
Automobile Components 0.6%
Cie Generale des Etablissements Michelin SCA (France)	43,830	1,628,396
NHK Spring Co. Ltd. (Japan)	152,000	1,659,803
		3,288,199
Automobiles 0.3%
Toyota Motor Corp. (Japan)	92,900	1,608,275
Banks 4.4%
Bank of America Corp.	81,630	3,862,732
BAWAG Group AG (Austria) (a)	20,325	2,595,295
Columbia Banking System, Inc.	78,380	1,832,524
JPMorgan Chase & Co.	14,844	4,303,424
Lloyds Banking Group plc (United Kingdom)	1,899,811	2,000,164
PNC Financial Services Group, Inc. (The)	4,464	832,179
Regions Financial Corp.	76,414	1,797,257
Royal Bank of Canada (Canada)	16,549	2,181,053
	Shares	Value

Banks (continued)
Truist Financial Corp.	41,880	$ 1,800,421
U.S. Bancorp	49,272	2,229,558
		23,434,607
Beverages 1.8%
Coca-Cola Co. (The)	40,292	2,850,659
Coca-Cola Europacific Partners plc (United Kingdom)	52,980	4,912,306
PepsiCo, Inc.	15,062	1,988,786
		9,751,751
Biotechnology 1.1%
AbbVie, Inc.	32,710	6,071,630
Capital Markets 1.3%
BlackRock, Inc.	1,815	1,904,389
Lazard, Inc.	65,621	3,148,495
Schroders plc (United Kingdom)	405,052	2,009,365
		7,062,249
Chemicals 1.5%
Linde plc	6,911	3,242,503
LyondellBasell Industries NV, Class A	32,070	1,855,570
Nutrien Ltd. (Canada) (h)	48,598	2,830,348
		7,928,421
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	6	34
Communications Equipment 1.3%
Cisco Systems, Inc.	98,599	6,840,799
Construction & Engineering 0.4%
Vinci SA (France)	15,152	2,232,822
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	37,642	3,680,635
Diversified Telecommunication Services 2.4%
AT&T, Inc.	118,749	3,436,596
Deutsche Telekom AG (Registered) (Germany)	108,888	3,972,355
Orange SA (France)	192,882	2,934,357
Verizon Communications, Inc.	64,721	2,800,478
		13,143,786
Electric Utilities 2.8%
American Electric Power Co., Inc.	26,619	2,761,987

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Income Builder Portfolio

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Duke Energy Corp.	16,799	$ 1,982,282
Entergy Corp.	41,591	3,457,044
NextEra Energy, Inc.	45,292	3,144,171
Pinnacle West Capital Corp.	19,991	1,788,595
Terna - Rete Elettrica Nazionale (Italy) (h)	174,696	1,795,665
		14,929,744
Electrical Equipment 1.0%
Eaton Corp. plc	6,770	2,416,822
Emerson Electric Co.	22,762	3,034,858
		5,451,680
Food Products 1.2%
McCormick & Co., Inc. (Non-Voting)	14,620	1,108,488
Mondelez International, Inc., Class A	47,301	3,189,980
Nestle SA (Registered)	19,867	1,973,805
		6,272,273
Gas Utilities 0.5%
Snam SpA (Italy)	417,790	2,530,562
Health Care Equipment & Supplies 0.6%
Medtronic plc	35,356	3,081,982
Health Care Providers & Services 1.2%
CVS Health Corp.	63,532	4,382,437
UnitedHealth Group, Inc.	5,930	1,849,982
		6,232,419
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	10,337	3,020,161
Restaurant Brands International, Inc. (Canada)	52,347	3,470,083
Vail Resorts, Inc.	11,450	1,799,138
		8,289,382
Industrial Conglomerates 0.9%
Honeywell International, Inc.	8,284	1,929,178
Siemens AG (Registered) (Germany)	11,438	2,932,484
		4,861,662
Industrial REITs 0.3%
Segro plc (United Kingdom)	189,546	1,768,185
Insurance 3.3%
AIA Group Ltd. (Hong Kong)	271,800	2,437,559
	Shares	Value

Insurance (continued)
Allianz SE (Registered) (Germany)	6,042	$ 2,449,020
AXA SA (France)	58,502	2,871,581
Manulife Financial Corp. (Canada)	123,899	3,961,492
MetLife, Inc.	51,754	4,162,057
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3,095	2,007,353
		17,889,062
Interactive Media & Services 0.9%
Meta Platforms, Inc., Class A	6,449	4,759,942
IT Services 1.3%
International Business Machines Corp.	23,346	6,881,934
Leisure Products 0.7%
Hasbro, Inc.	49,498	3,653,942
Machinery 0.7%
Cummins, Inc.	11,665	3,820,288
Toro Co. (The)	1,183	83,614
		3,903,902
Media 0.4%
Omnicom Group, Inc.	29,113	2,094,389
Multi-Utilities 0.8%
NiSource, Inc.	66,409	2,678,939
WEC Energy Group, Inc.	17,678	1,842,048
		4,520,987
Oil, Gas & Consumable Fuels 1.6%
Chevron Corp.	12,801	1,832,975
Equinor ASA (Norway)	78,406	1,984,381
MPLX LP	38,651	1,990,913
TotalEnergies SE (France)	26,891	1,650,333
Williams Cos., Inc. (The)	13,817	867,846
		8,326,448
Personal Care Products 0.5%
Unilever plc (United Kingdom)	41,288	2,507,823
Pharmaceuticals 5.0%
Astellas Pharma, Inc. (Japan)	162,600	1,599,409
AstraZeneca plc, Sponsored ADR (United Kingdom)	43,633	3,049,074
Bristol-Myers Squibb Co.	43,885	2,031,437
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	2,319	$ 1,807,730
GSK plc	125,302	2,390,741
Johnson & Johnson	14,685	2,243,134
Merck & Co., Inc.	22,995	1,820,284
Novartis AG (Registered)	35,891	4,350,164
Pfizer, Inc.	76,502	1,854,408
Roche Holding AG	6,086	1,982,006
Sanofi SA (France)	40,462	3,918,311
		27,046,698
Professional Services 0.5%
Paychex, Inc.	17,726	2,578,424
Retail REITs 0.3%
Realty Income Corp.	32,699	1,883,789
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	18,942	4,508,575
Broadcom, Inc.	30,980	8,539,636
KLA Corp.	4,623	4,141,006
Microchip Technology, Inc.	43,798	3,082,065
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	25,327	5,736,312
Texas Instruments, Inc.	20,854	4,329,708
		30,337,302
Software 2.3%
Microsoft Corp.	16,008	7,962,539
Salesforce, Inc.	16,071	4,382,401
		12,344,940
Specialized REITs 1.2%
Iron Mountain, Inc.	36,358	3,729,240
VICI Properties, Inc.	89,556	2,919,526
		6,648,766
Specialty Retail 0.8%
Best Buy Co., Inc.	24,761	1,662,206
Home Depot, Inc. (The)	6,589	2,415,791
		4,077,997
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	13,126	2,693,061
Dell Technologies, Inc., Class C	39,915	4,893,579
Hewlett Packard Enterprise Co.	234,728	4,800,188
NetApp, Inc.	28,057	2,989,473
	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,528	$ 2,783,328
		18,159,629
Tobacco 1.6%
Imperial Brands plc (United Kingdom)	91,435	3,610,873
Philip Morris International, Inc.	27,694	5,043,908
		8,654,781
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	41,937	3,565,484
Water Utilities 0.4%
Essential Utilities, Inc.	51,307	1,905,542
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc., Class B (Canada) (h)	61,800	1,833,011
SK Telecom Co. Ltd. (Republic of Korea)	52,814	2,218,845
		4,051,856
Total Common Stocks (Cost $257,191,638)		329,263,780
Short-Term Investments 3.3%
Affiliated Investment Company 1.4%
NYLI U.S. Government Liquidity Fund, 4.201% (j)	7,521,944	7,521,944
Unaffiliated Investment Companies 1.1%
Invesco Government & Agency Portfolio, 4.368% (j)(k)	4,050,414	4,050,414
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.344% (j)(k)	2,000,000	2,000,000
		6,050,414

	Principal Amount

U.S. Treasury Debt 0.8%
U.S. Treasury Bills (l)
4.25%, due 8/5/25	$ 980,000	975,946

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Income Builder Portfolio

	Principal Amount	Value
Short-Term Investments (continued)
U.S. Treasury Debt (continued)
U.S. Treasury Bills (l) (continued)
4.25%, due 10/2/25	$ 600,000	$ 593,446
4.3%, due 9/4/25	2,500,000	2,480,777
Total U.S. Treasury Debt (Cost $4,050,251)		4,050,169
Total Short-Term Investments (Cost $17,622,609)		17,622,527
Total Investments (Cost $462,166,351)	99.6%	533,355,901
Other Assets, Less Liabilities	0.4	2,405,812
Net Assets	100.0%	$ 535,761,713

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(c)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(d)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2025.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(h)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $5,989,230; the total market value of collateral held by the Portfolio was $6,171,009. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $120,595. The Portfolio received cash collateral with a value of $6,050,414. (See Note 2(L))
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
(j)	Current yield as of June 30, 2025.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,744	$ 54,900	$ (54,122)	$ —	$ —	$ 7,522	$ 128	$ —	7,522
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Foreign Currency Forward Contracts
As of June 30, 2025, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	6,326,778	JPMorgan Chase Bank N.A.	8/5/25	$ 177,091
EUR	6,157,853	USD	7,023,880	JPMorgan Chase Bank N.A.	8/5/25	247,452
Total Unrealized Appreciation						424,543
JPY	175,302,000	USD	1,240,212	JPMorgan Chase Bank N.A.	8/5/25	(17,848)
USD	5,963,283	GBP	4,470,000	JPMorgan Chase Bank N.A.	8/5/25	(173,551)
Total Unrealized Depreciation						(191,399)
Net Unrealized Appreciation						$ 233,144

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	80	September 2025	$ 5,050,165	$ 5,019,952	$ (30,213)
MSCI EAFE Index	86	September 2025	11,458,829	11,531,310	72,481
S&P 500 E-Mini Index	42	September 2025	12,850,202	13,132,875	282,673
U.S. Treasury 5 Year Notes	225	September 2025	24,303,512	24,525,000	221,488
U.S. Treasury 10 Year Notes	34	September 2025	3,752,274	3,812,250	59,976
U.S. Treasury 10 Year Ultra Bonds	64	September 2025	7,173,467	7,313,000	139,533
U.S. Treasury Long Bonds	71	September 2025	7,899,326	8,198,281	298,955
U.S. Treasury Ultra Bonds	77	September 2025	8,796,612	9,172,625	376,013
Yen Denominated Nikkei 225 Index	92	September 2025	12,135,433	12,871,567	736,134
Total Long Contracts					2,157,040
Short Contracts
Canada 5 Year Bonds	(121)	September 2025	(10,121,751)	(10,139,387)	(17,636)
FTSE 100 Index	(71)	September 2025	(8,684,101)	(8,566,084)	118,017
U.S. Treasury 2 Year Notes	(54)	September 2025	(11,203,052)	(11,233,266)	(30,214)
Total Short Contracts					70,167
Net Unrealized Appreciation					$ 2,227,207

1.	As of June 30, 2025, cash in the amount of $4,773,297 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Income Builder Portfolio

FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 19,439,010	$ —	$ 19,439,010
Corporate Bonds	—	63,181,936	—	63,181,936
Foreign Government Bonds	—	3,102,321	—	3,102,321
Loan Assignments	—	2,075,120	—	2,075,120
Mortgage-Backed Securities	—	65,590,493	—	65,590,493
U.S. Government & Federal Agencies	—	33,080,714	—	33,080,714
Total Long-Term Bonds	—	186,469,594	—	186,469,594
Common Stocks
All Other Industries	329,263,780	—	—	329,263,780
Short-Term Investments
Affiliated Investment Company	7,521,944	—	—	7,521,944
Unaffiliated Investment Companies	6,050,414	—	—	6,050,414
U.S. Treasury Debt	—	4,050,169	—	4,050,169
Total Short-Term Investments	13,572,358	4,050,169	—	17,622,527
Total Investments in Securities	342,836,138	190,519,763	—	533,355,901
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	424,543	—	424,543
Futures Contracts	2,305,270	—	—	2,305,270
Total Other Financial Instruments	2,305,270	424,543	—	2,729,813
Total Investments in Securities and Other Financial Instruments	$ 345,141,408	$ 190,944,306	$ —	$ 536,085,714
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (191,399)	$ —	$ (191,399)
Futures Contracts	(78,063)	—	—	(78,063)
Total Other Financial Instruments	$ (78,063)	$ (191,399)	$ —	$ (269,462)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Income Builder Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $454,644,407) including securities on loan of $5,989,230	$525,833,957
Investment in affiliated investment companies, at value (identified cost $7,521,944)	7,521,944
Cash	22,403
Cash denominated in foreign currencies (identified cost $51,629)	51,638
Cash collateral on deposit at broker for futures contracts	4,773,297
Receivables:
Investment securities sold	4,863,137
Dividends and interest	2,591,697
Portfolio shares sold	411,888
Variation margin on futures contracts	273,366
Securities lending	6,559
Unrealized appreciation on foreign currency forward contracts	424,543
Other assets	30,871
Total assets	546,805,300
Liabilities
Cash collateral received for securities on loan	6,050,414
Payables:
Investment securities purchased	4,119,105
Portfolio shares redeemed	289,446
Manager (See Note 3)	246,374
NYLIFE Distributors (See Note 3)	78,013
Professional fees	41,648
Custodian	19,449
Shareholder communication	251
Trustees	29
Accrued expenses	7,459
Unrealized depreciation on foreign currency forward contracts	191,399
Total liabilities	11,043,587
Net assets	$535,761,713
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,885
Additional paid-in-capital	471,851,945
471,883,830
Total distributable earnings (loss)	63,877,883
Net assets	$535,761,713
Initial Class
Net assets applicable to outstanding shares	$148,746,259
Shares of beneficial interest outstanding	8,779,322
Net asset value per share outstanding	$16.94
Service Class
Net assets applicable to outstanding shares	$387,015,454
Shares of beneficial interest outstanding	23,106,103
Net asset value per share outstanding	$16.75

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $328,714)	$5,701,479
Interest	5,477,425
Dividends-affiliated	127,610
Securities lending, net	24,265
Total income	11,330,779
Expenses
Manager (See Note 3)	1,464,836
Distribution/Service—Service Class (See Note 3)	463,016
Professional fees	64,854
Custodian	34,885
Shareholder communication	19,457
Trustees	6,165
Miscellaneous	14,750
Total expenses	2,067,963
Net investment income (loss)	9,262,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	10,451,754
Futures transactions	(7,430,062)
Foreign currency transactions	(172,985)
Foreign currency forward transactions	506,256
Net realized gain (loss)	3,354,963
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	25,696,412
Futures contracts	5,746,207
Foreign currency forward contracts	326,643
Translation of other assets and liabilities in foreign currencies	724,010
Net change in unrealized appreciation (depreciation)	32,493,272
Net realized and unrealized gain (loss)	35,848,235
Net increase (decrease) in net assets resulting from operations	$45,111,051
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Income Builder Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,262,816	$16,813,569
Net realized gain (loss)	3,354,963	27,897,447
Net change in unrealized appreciation (depreciation)	32,493,272	12,367,827
Net increase (decrease) in net assets resulting from operations	45,111,051	57,078,843
Distributions to shareholders:
Initial Class	(2,399,434)	(3,632,996)
Service Class	(5,840,995)	(8,644,984)
	(8,240,429)	(12,277,980)
Distributions to shareholders from return of capital:
Initial Class	—	(906,656)
Service Class	—	(2,157,456)
	—	(3,064,112)
Total distributions to shareholders	(8,240,429)	(15,342,092)
Capital share transactions:
Net proceeds from sales of shares	27,089,490	44,031,752
Net asset value of shares issued to shareholders in reinvestment of distributions	8,240,429	15,342,092
Cost of shares redeemed	(49,446,989)	(107,804,916)
Increase (decrease) in net assets derived from capital share transactions	(14,117,070)	(48,431,072)
Net increase (decrease) in net assets	22,753,552	(6,694,321)
Net Assets
Beginning of period	513,008,161	519,702,482
End of period	$535,761,713	$513,008,161
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.77	$14.57	$13.69	$18.23	$17.37	$17.14
Net investment income (loss) (a)	0.30	0.52	0.46	0.42	0.42	0.41
Net realized and unrealized gain (loss)	1.14	1.17	0.88	(3.02)	1.37	0.87
Total from investment operations	1.44	1.69	1.34	(2.60)	1.79	1.28
Less distributions:
From net investment income	(0.27)	(0.39)	(0.38)	(0.26)	(0.39)	(0.42)
From net realized gain on investments	—	—	—	(1.51)	(0.54)	(0.63)
Return of capital	—	(0.10)	(0.08)	(0.17)	—	—
Total distributions	(0.27)	(0.49)	(0.46)	(1.94)	(0.93)	(1.05)
Net asset value at end of period	$16.94	$15.77	$14.57	$13.69	$18.23	$17.37
Total investment return (b)	9.18%	11.65%	10.05%	(13.52)%	10.52%	7.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.78%††	3.38%	3.32%	2.70%	2.31%	2.50%
Net expenses (c)	0.62%††	0.62%	0.62%	0.62%	0.61%	0.62%
Portfolio turnover rate	21%	47%	56%	58%	67%(d)	68%(d)
Net assets at end of period (in 000's)	$148,746	$144,050	$144,150	$158,020	$198,243	$192,022

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67% and 67% for the years ended December 31, 2021 and 2020 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Income Builder Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.60	$14.41	$13.54	$18.06	$17.22	$16.99
Net investment income (loss) (a)	0.28	0.48	0.42	0.38	0.37	0.37
Net realized and unrealized gain (loss)	1.12	1.16	0.88	(3.00)	1.36	0.86
Total from investment operations	1.40	1.64	1.30	(2.62)	1.73	1.23
Less distributions:
From net investment income	(0.25)	(0.36)	(0.36)	(0.22)	(0.35)	(0.37)
From net realized gain on investments	—	—	—	(1.51)	(0.54)	(0.63)
Return of capital	—	(0.09)	(0.07)	(0.17)	—	—
Total distributions	(0.25)	(0.45)	(0.43)	(1.90)	(0.89)	(1.00)
Net asset value at end of period	$16.75	$15.60	$14.41	$13.54	$18.06	$17.22
Total investment return (b)	9.04%	11.37%	9.78%	(13.73)%	10.24%	7.71%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.53%††	3.13%	3.07%	2.45%	2.06%	2.25%
Net expenses (c)	0.87%††	0.87%	0.87%	0.87%	0.86%	0.87%
Portfolio turnover rate	21%	47%	56%	58%	67%(d)	68%(d)
Net assets at end of period (in 000's)	$387,015	$368,959	$375,552	$386,030	$500,812	$473,118

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 67% and 67% for the years ended December 31, 2021 and 2020 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Income Builder Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 4, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek current income consistent with reasonable opportunity for future growth of capital and income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

28	NYLI VP Income Builder Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance
29

Notes to Financial Statements (Unaudited) (continued)
with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes

30	NYLI VP Income Builder Portfolio

as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have
31

Notes to Financial Statements (Unaudited) (continued)
minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(I) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Forward Contracts. The Portfolio may enter into foreign currency forward contracts, which are agreements to buy or sell foreign currencies on a specified future date at a specified rate. The Portfolio is subject to foreign currency exchange rate risk in the normal course of investing in these transactions. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. Cash movement occurs on the settlement date. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Portfolio may purchase and sell foreign currency forward contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently. Foreign currency forward contracts may also be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Foreign currency forward contracts to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
The use of foreign currency forward contracts involves, to varying degrees, elements of risk in excess of the amount recognized in the Statement of Assets and Liabilities, including counterparty risk, market risk, leverage risk, operational risk, legal risk and liquidity risk. Counterparty risk is heightened for these instruments because foreign currency forward contracts are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations under such contracts. Thus, the Portfolio faces the risk that its counterparties under such contracts may not perform their obligations. Market risk is the risk that the value of a foreign currency forward contract will depreciate due to unfavorable changes in exchange rates. Liquidity risk arises because the secondary market for foreign currency forward contracts may have less liquidity relative to markets for other securities and financial instruments. Liquidity risk also can arise when forward currency contracts create margin or settlement payment obligations for the Portfolio. Leverage risk is the risk that a foreign currency forward contract can magnify the Portfolio's gains and losses. Operational risk refers to risk related to potential operational issues (including documentation issues, settlement issues, systems failures, inadequate controls and human error), and legal risk refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a foreign currency forward contract. Risks also arise from the possible movements in the foreign exchange rates underlying these instruments. While the Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of the Portfolio's assets. Moreover, there may be an imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. The unrealized appreciation (depreciation) on forward contracts also reflects the Portfolio's exposure at the valuation date to credit loss in the event of a counterparty’s failure to perform its obligations.

32	NYLI VP Income Builder Portfolio

(K) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(L) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative by rating agencies because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
The Portfolio may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
33

Notes to Financial Statements (Unaudited) (continued)
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(N) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(O) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into Treasury futures contracts in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio’s securities. The Portfolio also entered into domestic and foreign equity index futures contracts to increase the equity sensitivity to the Portfolio.
The Portfolio entered into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$—	$1,209,305	$1,095,965	$2,305,270
Forward Contracts - Unrealized appreciation on foreign currency forward contracts	424,543	—	—	424,543
Total Fair Value	$424,543	$1,209,305	$1,095,965	$2,729,813

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$—	$(30,213)	$(47,850)	$(78,063)
Forward Contracts - Unrealized depreciation on foreign currency forward contracts	(191,399)	—	—	(191,399)
Total Fair Value	$(191,399)	$(30,213)	$(47,850)	$(269,462)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Transactions	$—	$(6,292,566)	$(1,137,496)	$(7,430,062)
Forward Transactions	506,256	—	—	506,256
Total Net Realized Gain (Loss)	$506,256	$(6,292,566)	$(1,137,496)	$(6,923,806)

34	NYLI VP Income Builder Portfolio

Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange Contracts Risk	Equity Contracts Risk	Interest Rate Contracts Risk	Total
Futures Contracts	$—	$3,663,477	$2,082,730	$5,746,207
Forward Contracts	326,643	—	—	326,643
Total Net Change in Unrealized Appreciation (Depreciation)	$326,643	$3,663,477	$2,082,730	$6,072,850

Average Notional Amount	Total
Futures Contracts Long	$104,947,794
Futures Contracts Short	$(31,981,386)
Forward Contracts Long	$28,133,889
Forward Contracts Short	$(18,926,800)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, MacKay Shields LLC ("MacKay Shields" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the fixed-income portion of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement with New York Life Investments, Epoch Investment Partners, Inc. (“Epoch” or “Subadvisor” and, together with MacKay Shields, the “Subadvisors”), a registered investment adviser, also serves as a Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the equity portion of the Portfolio. Asset allocation decisions for the Portfolio are made by a committee chaired by New York Life Investments in collaboration with MacKay Shields. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.57% up to $1 billion; and 0.55% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.57% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,464,836 and paid MacKay Shields and Epoch fees in the amount of $284,129 and $448,296, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$463,510,628	$84,249,180	$(14,403,907)	$69,845,273
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $15,250,694, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are
35

Notes to Financial Statements (Unaudited) (continued)
expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$15,251	$—
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$12,277,980
Return of Capital	3,064,112
Total	$15,342,092
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of U.S. government securities were $26,741 and $20,482, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $79,424 and $100,825, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	86,897	$1,403,127
Shares issued to shareholders in reinvestment of distributions	144,260	2,399,434
Shares redeemed	(584,114)	(9,474,166)
Net increase (decrease)	(352,957)	$(5,671,605)
Year ended December 31, 2024:
Shares sold	131,807	$2,027,880
Shares issued to shareholders in reinvestment of distributions	289,607	4,539,652
Shares redeemed	(1,182,758)	(18,361,720)
Net increase (decrease)	(761,344)	$(11,794,188)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,603,631	$25,686,363
Shares issued to shareholders in reinvestment of distributions	354,967	5,840,995
Shares redeemed	(2,508,242)	(39,972,823)
Net increase (decrease)	(549,644)	$(8,445,465)
Year ended December 31, 2024:
Shares sold	2,723,400	$42,003,872
Shares issued to shareholders in reinvestment of distributions	697,076	10,802,440
Shares redeemed	(5,823,294)	(89,443,196)
Net increase (decrease)	(2,402,818)	$(36,636,884)

36	NYLI VP Income Builder Portfolio

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
37

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
38

NYLI VP Hedge Multi-Strategy Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Exchange-Traded Funds 99.6%
Alternative 6.0%
Affiliated Investment Company 2.8%
NYLI Merger Arbitrage ETF (a)(b)	167,835	$ 5,919,540
Managed Futures Funds 2.2%
iMGP DBi Managed Futures Strategy ETF (b)	104,896	2,698,974
Simplify Managed Futures Strategy ETF	70,630	1,888,646
		4,587,620
Merger Arbitrage Fund 1.0%
AltShares Merger Arbitrage ETF	75,704	2,156,807
Total Alternative (Cost $12,121,684)		12,663,967
Bonds 60.2%
Bank Loan Fund 6.6%
Franklin Senior Loan ETF (b)	574,426	13,918,342
Convertible Bond Funds 8.8%
iShares Convertible Bond ETF (b)	82,626	7,444,603
SPDR Bloomberg Convertible Securities ETF (b)	135,093	11,166,787
		18,611,390
Floating Rate—Investment Grade Funds 17.4%
iShares Floating Rate Bond ETF (b)(c)	545,544	27,833,656
SPDR Bloomberg Investment Grade Floating Rate ETF (b)	284,248	8,763,366
		36,597,022
Municipal Bond Funds 8.1%
iShares National Muni Bond ETF	86,408	9,027,908
Vanguard Tax-Exempt Bond Index ETF (b)	164,729	8,076,663
		17,104,571
Short Duration Fund 9.6%
Vanguard Short-Term Treasury ETF	345,503	20,308,666
Treasury Inflation Protected Security Funds 9.7%
iShares 0-5 Year TIPS Bond ETF	90,070	9,269,103
Vanguard Short-Term Inflation-Protected Securities ETF	220,503	11,084,686
		20,353,789
Total Bonds (Cost $121,906,134)		126,893,780
	Shares	Value
Commodities 3.4%
Agriculture Fund 2.3%
Invesco DB Agriculture Fund	179,800	$ 4,701,770
Broad Funds 1.1%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF (b)	26,687	554,289
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	138,278	1,803,145
		2,357,434
Total Commodities (Cost $6,747,356)		7,059,204
Equities 30.0%
China Equity Funds 1.2%
iShares MSCI China ETF (b)	31,254	1,722,095
Xtrackers Harvest CSI 300 China A-Shares ETF (b)	26,777	737,439
		2,459,534
Emerging Equity Funds 5.2%
Franklin FTSE India ETF (b)	110,982	4,420,413
iShares MSCI Emerging Markets ex China ETF	105,518	6,662,407
		11,082,820
International Equity Core Fund 8.2%
Vanguard FTSE Developed Markets ETF	303,901	17,325,396
U.S. Large Cap Core Funds 3.1%
Communication Services Select Sector SPDR Fund (b)	27,103	2,941,489
Financial Select Sector SPDR Fund	35,068	1,836,511
iShares Semiconductor ETF (b)	1,512	360,914
Materials Select Sector SPDR Fund (b)	15,912	1,397,233
		6,536,147
U.S. Mid Cap Core Fund 1.2%
Vanguard Mid-Cap ETF	8,834	2,472,018
U.S. Momentum Funds 3.9%
iShares MSCI USA Momentum Factor ETF (b)	25,443	6,114,462
iShares MSCI USA Quality Factor ETF	11,120	2,032,958
		8,147,420

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Equities (continued)
U.S. Preferred Fund 3.7%
Global X U.S. Preferred ETF	411,322	$ 7,745,193
U.S. Small Cap Core Funds 3.5%
iShares Core S&P Small-Cap ETF (b)	68,408	7,476,310
Total Equities (Cost $57,249,254)		63,244,838
Total Exchange-Traded Funds (Cost $198,024,428)		209,861,789

Short-Term Investments 15.0%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 4.20% (d)	895,995	895,995
Unaffiliated Investment Companies 14.6%
Allspring Government Money Market Fund, 4.34% (d)(e)	5,000,000	5,000,000
BlackRock Liquidity FedFund, 4.35% (d)(e)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, 4.37% (d)(e)	11,668,209	11,668,209
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.34% (d)(e)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, 4.34% (d)(e)	5,000,000	5,000,000
Total Unaffiliated Investment Companies (Cost $30,668,209)		30,668,209
Total Short-Term Investments (Cost $31,564,204)		31,564,204
Total Investments (Cost $229,588,632)	114.6%	241,425,993
Other Assets, Less Liabilities	(14.6)	(30,759,692)
Net Assets	100.0%	$ 210,666,301

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $38,661,323; the total market value of collateral held by the Portfolio was $39,413,134. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $8,744,925. The Portfolio received cash collateral with a value of $30,668,209. (See Note 2(H))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for swaps contracts.
(d)	Current yield as of June 30, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Hedge Multi-Strategy Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Merger Arbitrage ETF	$ 9,101	$ —	$ (3,620)	$ 252	$ 187	$ 5,920	$ —	$ —	168
NYLI U.S. Government Liquidity Fund	1,246	22,744	(23,094)	—	—	896	15	—	896
	$10,347	$22,744	$(26,714)	$252	$187	$6,816	$15	$—
Swap Contracts
Open OTC total return equity swap contracts as of June 30, 2025 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	41	$ —
Morgan Stanley & Co.	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	41	—
Bank of America Merrill Lynch	AltShares Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	162	—
Morgan Stanley & Co.	AltShares Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	162	—
Bank of America Merrill Lynch	Communication Services Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	222	—
Morgan Stanley & Co.	Communication Services Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	222	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	139	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	139	—
Bank of America Merrill Lynch	Franklin FTSE India ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	319	—
Morgan Stanley & Co.	Franklin FTSE India ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	319	—
Bank of America Merrill Lynch	Franklin Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,005	—
Morgan Stanley & Co.	Franklin Senior Loan ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,005	—
Bank of America Merrill Lynch	Global X U.S. Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	559	—
Morgan Stanley & Co.	Global X U.S. Preferred ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	559	—
Bank of America Merrill Lynch	iMGP DBi Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	204	—
Morgan Stanley & Co.	iMGP DBi Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	204	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	Federal Funds Composite Interest Rate	3/2/26	Monthly	(5,546)	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate minus 6.00%	9/16/25	Monthly	(5,546)	—
Bank of America Merrill Lynch	Invesco DB Agriculture Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	337	—
Morgan Stanley & Co.	Invesco DB Agriculture Fund	Federal Fund Rate plus 1.07%	9/16/25	Monthly	337	—
Bank of America Merrill Lynch	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	136	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	136	$ —
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	669	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	669	—
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(5,114)	—
Morgan Stanley & Co.	iShares 7-10 Year Treasury Bond ETF	Federal Fund Rate minus 0.35%	9/16/25	Monthly	(5,114)	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	538	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	538	—
Bank of America Merrill Lynch	iShares Core S&P Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	540	—
Morgan Stanley & Co.	iShares Core S&P Small-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	540	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	2,010	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	2,010	—
Bank of America Merrill Lynch	iShares International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(1,082)	—
Morgan Stanley & Co.	iShares International Treasury Bond ETF	Federal Fund Rate minus 14.50%	9/16/25	Monthly	(1,082)	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	130	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	130	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ex China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	481	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets ex China ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	481	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	439	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	439	—
Bank of America Merrill Lynch	iShares MSCI USA Quality Factor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	152	—
Morgan Stanley & Co.	iShares MSCI USA Quality Factor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	152	—
Bank of America Merrill Lynch	iShares National Muni Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	652	—
Morgan Stanley & Co.	iShares National Muni Bond ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	652	—
Bank of America Merrill Lynch	iShares Semiconductor ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	26	—
Morgan Stanley & Co.	iShares Semiconductor ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	26	—
Bank of America Merrill Lynch	JPMorgan Equity Premium Income ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(59)	—
Morgan Stanley & Co.	JPMorgan Equity Premium Income ETF	Federal Fund Rate minus 0.58%	9/16/25	Monthly	(59)	—
Bank of America Merrill Lynch	JPMorgan Nasdaq Equity Premium Income ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(713)	—
Morgan Stanley & Co.	JPMorgan Nasdaq Equity Premium Income ETF	Federal Fund Rate minus 0.53%	9/16/25	Monthly	(713)	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Hedge Multi-Strategy Portfolio

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	105	$ —
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/16/25	Monthly	105	—
Bank of America Merrill Lynch	NYLI Merger Arbitrage ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	425	—
Morgan Stanley & Co.	NYLI Merger Arbitrage ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	425	—
Bank of America Merrill Lynch	Simplify Managed Futures Strategy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	142	—
Morgan Stanley & Co.	Simplify Managed Futures Strategy ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	142	—
Bank of America Merrill Lynch	SPDR Bloomberg Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	806	—
Morgan Stanley & Co.	SPDR Bloomberg Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	806	—
Bank of America Merrill Lynch	SPDR Bloomberg International Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/26	Monthly	(2,462)	—
Morgan Stanley & Co.	SPDR Bloomberg International Treasury Bond ETF	Federal Fund Rate minus 10.13%	9/16/25	Monthly	(2,462)	—
Bank of America Merrill Lynch	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	629	—
Morgan Stanley & Co.	SPDR Bloomberg Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	629	—
Bank of America Merrill Lynch	United States Natural Gas Fund LP	Federal Funds Composite Interest Rate	3/2/26	Monthly	(268)	—
Morgan Stanley & Co.	United States Natural Gas Fund LP	Federal Fund Rate minus 5.48%	9/16/25	Monthly	(268)	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,251	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,251	—
Bank of America Merrill Lynch	Vanguard Mid-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	185	—
Morgan Stanley & Co.	Vanguard Mid-Cap ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	185	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	800	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	800	—
Bank of America Merrill Lynch	Vanguard Short-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	1,467	—
Morgan Stanley & Co.	Vanguard Short-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	1,467	—
Bank of America Merrill Lynch	Vanguard Tax-Exempt Bond Index ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	583	—
Morgan Stanley & Co.	Vanguard Tax-Exempt Bond Index ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	583	—
Bank of America Merrill Lynch	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/26	Monthly	56	—
Morgan Stanley & Co.	Xtrackers Harvest CSI 300 China A-Shares ETF	Federal Fund Rate plus 0.50%	9/16/25	Monthly	55	—
						$ —

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
1.	As of June 30, 2025, cash in the amount $450,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of June 30, 2025.

Abbreviation(s):
DB—Deutsche Bank
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 209,861,789	$ —	$ —	$ 209,861,789
Short-Term Investments
Affiliated Investment Company	895,995	—	—	895,995
Unaffiliated Investment Companies	30,668,209	—	—	30,668,209
Total Short-Term Investments	31,564,204	—	—	31,564,204
Total Investments in Securities	$ 241,425,993	$ —	$ —	$ 241,425,993

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Hedge Multi-Strategy Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $223,430,410) including securities on loan of $38,661,323	$234,610,458
Investment in affiliated investment companies, at value (identified cost $6,158,222)	6,815,535
Cash denominated in foreign currencies (identified cost $4,635)	5,019
Cash collateral on deposit at broker for swap contracts	450,000
Receivables:
Portfolio shares sold	268,368
Dividends	43,855
Securities lending	23,625
Other assets	2,619
Total assets	242,219,479
Liabilities
Cash collateral received for securities on loan	30,668,209
Payables:
Dividends and interest on OTC swaps contracts	414,389
Portfolio shares redeemed	269,036
Manager (See Note 3)	108,650
NYLIFE Distributors (See Note 3)	40,563
Professional fees	26,885
Custodian	14,145
Shareholder communication	3,449
Transfer agent (See Note 3)	1,151
Trustees	46
Accrued expenses	6,655
Total liabilities	31,553,178
Net assets	$210,666,301
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$22,923
Additional paid-in-capital	259,917,284
259,940,207
Total distributable earnings (loss)	(49,273,906)
Net assets	$210,666,301
Initial Class
Net assets applicable to outstanding shares	$13,294,675
Shares of beneficial interest outstanding	1,444,426
Net asset value per share outstanding	$9.20
Service Class
Net assets applicable to outstanding shares	$197,371,626
Shares of beneficial interest outstanding	21,478,265
Net asset value per share outstanding	$9.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$2,841,389
Securities lending, net	148,191
Dividends-affiliated	14,701
Total income	3,004,281
Expenses
Manager (See Note 3)	820,260
Distribution/Service—Service Class (See Note 3)	257,136
Professional fees	37,171
Custodian	22,538
Shareholder communication	8,130
Trustees	2,749
Miscellaneous	5,480
Total expenses before waiver/reimbursement	1,153,464
Expense waiver/reimbursement from Manager (See Note 3)	(130,767)
Net expenses	1,022,697
Net investment income (loss)	1,981,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	3,241,334
Affiliated investment company transactions	252,353
Swap transactions	(3,150,999)
Net realized gain (loss)	342,688
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,022,748
Affiliated investments	187,266
Translation of other assets and liabilities in foreign currencies	4,419
Net change in unrealized appreciation (depreciation)	3,214,433
Net realized and unrealized gain (loss)	3,557,121
Net increase (decrease) in net assets resulting from operations	$5,538,705
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Hedge Multi-Strategy Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,981,584	$7,292,799
Net realized gain (loss)	342,688	7,712,004
Net change in unrealized appreciation (depreciation)	3,214,433	385,594
Net increase (decrease) in net assets resulting from operations	5,538,705	15,390,397
Distributions to shareholders:
Initial Class	—	(35,399)
Service Class	—	(27,396)
Total distributions to shareholders	—	(62,795)
Capital share transactions:
Net proceeds from sales of shares	6,335,590	17,204,488
Net asset value of shares issued to shareholders in reinvestment of distributions	—	62,795
Cost of shares redeemed	(35,841,849)	(60,130,977)
Increase (decrease) in net assets derived from capital share transactions	(29,506,259)	(42,863,694)
Net increase (decrease) in net assets	(23,967,554)	(27,536,092)
Net Assets
Beginning of period	234,633,855	262,169,947
End of period	$210,666,301	$234,633,855
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.95	$8.43	$8.04	$8.97	$9.02	$8.74
Net investment income (loss) (a)	0.09	0.28	0.34	0.18	0.09	0.14
Net realized and unrealized gain (loss)	0.16	0.26	0.49	(0.94)	(0.14)	0.33
Total from investment operations	0.25	0.54	0.83	(0.76)	(0.05)	0.47
Less distributions:
From net investment income	—	(0.02)	(0.44)	(0.17)	—	(0.16)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	—	(0.02)	(0.44)	(0.17)	—	(0.19)
Net asset value at end of period	$9.20	$8.95	$8.43	$8.04	$8.97	$9.02
Total investment return (b)	2.79%	6.54%	10.26%	(8.48)%	(0.55)%(c)	5.38%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%††	3.18%	4.02%(d)	2.12%	0.97%	1.56%
Net expenses (e)	0.70%††	0.70%	0.67%(f)	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (e)	0.82%††	0.81%	0.80%	0.81%	0.83%	1.00%
Portfolio turnover rate	42%	81%	107%	139%	126%	179%
Net assets at end of period (in 000's)	$13,295	$13,226	$11,880	$12,070	$13,499	$12,044

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.99%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.70%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Hedge Multi-Strategy Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$8.95	$8.42	$8.01	$8.94	$9.01	$8.73
Net investment income (loss) (a)	0.08	0.25	0.31	0.15	0.06	0.11
Net realized and unrealized gain (loss)	0.16	0.28	0.49	(0.94)	(0.13)	0.34
Total from investment operations	0.24	0.53	0.80	(0.79)	(0.07)	0.45
Less distributions:
From net investment income	—	(0.00)‡	(0.39)	(0.14)	—	(0.14)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	—	(0.00)‡	(0.39)	(0.14)	—	(0.17)
Net asset value at end of period	$9.19	$8.95	$8.42	$8.01	$8.94	$9.01
Total investment return (b)	2.66%	6.27%	9.98%	(8.70)%	(0.78)%(c)	5.14%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.80%††	2.89%	3.76%(d)	1.82%	0.65%	1.29%
Net expenses (e)	0.95%††	0.95%	0.92%(f)	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (e)	1.07%††	1.06%	1.05%	1.06%	1.09%	1.25%
Portfolio turnover rate	42%	81%	107%	139%	126%	179%
Net assets at end of period (in 000's)	$197,372	$221,408	$250,290	$274,005	$360,262	$371,833

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	Without the custody fee reimbursement, net investment income (loss) would have been 3.73%.
(e)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(f)	Without the custody fee reimbursement, net expenses would have been 0.95%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Hedge Multi-Strategy Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 2013
Service Class	May 1, 2013
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill).
The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”), but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the NYLI Hedge Multi-Strategy Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

14	NYLI VP Hedge Multi-Strategy Portfolio

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are
15

Notes to Financial Statements (Unaudited) (continued)
normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, and the underlying funds held by the Portfolio may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETPs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETPs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETPs and

16	NYLI VP Hedge Multi-Strategy Portfolio

mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
In addition, the Portfolio bears a pro rata share of the fees and expenses of the ETPs in which it invests. Because the ETPs have varied expense and fee levels and the Portfolio may own different proportions of the ETPs at different times, the amount of fees and expenses incurred indirectly by the Portfolio may vary.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Swap Contracts. The Portfolio may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or instrument based on a notional principal amount. Generally, the Portfolio will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Portfolio receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Portfolio's current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over the counter (“OTC”) market and may be executed in a multilateral or other trade facilities platform, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Portfolio may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Portfolio enters into a “long” equity swap, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Portfolio will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Portfolio's return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Portfolio on the notional amount. Alternatively, when the Portfolio enters into a “short” equity swap, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular referenced security or securities short, less the dividend expense that the Portfolio would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Portfolio will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity
17

Notes to Financial Statements (Unaudited) (continued)
swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Portfolio may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager does not accurately analyze and predict future market trends, the values or assets or economic factors, the Portfolio may suffer a loss, which may be substantial.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Counterparty Credit Risk.  In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains collateral posting terms and netting provisions. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels or if the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.
For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.

18	NYLI VP Hedge Multi-Strategy Portfolio

(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio utilizes a range of derivative instruments for a variety of different purposes. Total return swaps (“TRS”) are one form of derivative that is used. In some cases, TRS contracts are entered into so as to affect long and short exposure to individual securities or indices within a particular strategy. In other cases, TRS are used to gain exposure to the strategy itself, which may also use derivatives. For example, a TRS contract is used to generate the return available from a customized index comprised of a diversified basket of exchange-traded futures. Other examples of derivative positions into which the Portfolio may enter include interest rate swaps, credit default swaps and option contracts. These instruments are frequently used to obtain a desired return at a lower cost to the Portfolio than is available when investing directly in the underlying instrument or to hedge against credit and interest rate risks. The Portfolio may also enter into foreign currency forward contracts to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. These derivatives are not accounted for as hedging instruments.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$(3,150,999)
Total Net Realized Gain (Loss)	$(3,150,999)

Average Notional Amount	Total
Swap Contracts Long	$32,136,885
Swap Contracts Short	$(32,219,702)
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $820,260 and waived fees and/or reimbursed expenses in the amount of $130,767.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
19

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$231,826,498	$10,362,041	$(762,546)	$9,599,495
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $66,404,467, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$49,613	$16,791
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$62,795
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective
Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $92,207 and $122,833, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	30,511	$276,543
Shares redeemed	(63,148)	(564,697)
Net increase (decrease)	(32,637)	$(288,154)
Year ended December 31, 2024:
Shares sold	131,847	$1,142,566
Shares issued to shareholders in reinvestment of distributions	3,960	35,399
Shares redeemed	(68,419)	(595,971)
Net increase (decrease)	67,388	$581,994

20	NYLI VP Hedge Multi-Strategy Portfolio

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	674,592	$6,059,047
Shares redeemed	(3,932,358)	(35,277,152)
Net increase (decrease)	(3,257,766)	$(29,218,105)
Year ended December 31, 2024:
Shares sold	1,848,086	$16,061,922
Shares issued to shareholders in reinvestment of distributions	3,065	27,396
Shares redeemed	(6,828,423)	(59,535,006)
Net increase (decrease)	(4,977,272)	$(43,445,688)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI VP Janus Henderson Balanced Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 36.4%
Asset-Backed Securities 4.3%
Automobile Asset-Backed Securities 0.0% ‡
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-1A, Class A
3.93%, due 5/15/28 (a)	$ 27,623	$ 27,573
Exeter Automobile Receivables Trust
Series 2021-1A, Class D
1.08%, due 11/16/26	13,980	13,958
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, due 10/20/32 (a)	512,467	517,281
LAD Auto Receivables Trust
Series 2022-1A, Class A
5.21%, due 6/15/27 (a)	86,016	86,079
Lendbuzz Securitization Trust (a)
Series 2022-1A, Class A
4.22%, due 5/17/27	183,435	182,964
Series 2023-1A, Class A2
6.92%, due 8/15/28	185,764	188,387
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, due 8/16/32 (a)	82,537	82,921
		1,099,163
Home Equity Asset-Backed Securities 0.8%
FIGRE Trust (a)(b)
Series 2024-HE4, Class A
5.056%, due 9/25/54	713,160	713,118
Series 2025-HE4, Class A
5.408%, due 7/25/55	616,000	615,992
Series 2025-HE3, Class A
5.56%, due 5/25/55	983,000	989,509
Series 2025-HE2, Class A
5.775%, due 3/25/55	839,784	850,827
Series 2024-HE3, Class A
5.937%, due 7/25/54	377,823	382,999
Series 2024-HE1, Class A
6.165%, due 3/25/54	587,949	598,932
Series 2024-HE2, Class A
6.38%, due 5/25/54	487,933	498,152
RCKT Mortgage Trust (a)
Series 2024-CES6, Class A1A
5.344%, due 9/25/44 (c)	1,004,506	1,004,410
Series 2025-CES2, Class A1A
5.503%, due 2/25/55 (c)	1,096,304	1,101,532
Series 2025-CES3, Class A1A
5.553%, due 3/25/55 (c)	487,435	490,362
	Principal Amount	Value

Home Equity Asset-Backed Securities (continued)
RCKT Mortgage Trust (a) (continued)
Series 2025-CES5, Class A1A
5.687%, due 5/25/55 (c)	$ 637,327	$ 642,987
Series 2024-CES1, Class A1A
6.025%, due 2/25/44 (b)	652,129	655,860
Series 2024-CES2, Class A1A
6.141%, due 4/25/44 (b)	1,841,361	1,854,356
Series 2024-CES3, Class A1A
6.591%, due 5/25/44 (b)	724,195	733,557
Series 2023-CES3, Class A1A
7.113%, due 11/25/43 (b)	507,530	515,208
Saluda Grade Alternative Mortgage Trust (a)(b)
Series 2024-FIG5, Class A
6.255%, due 4/25/54	601,016	611,729
Series 2023-FIG4, Class A
6.718%, due 11/25/53	759,960	783,625
Series 2023-FIG3, Class A
7.067%, due 8/25/53	1,414,605	1,455,151
		14,498,306
Other Asset-Backed Securities 3.5%
American Tower Trust #1
5.49%, due 3/15/28 (a)	2,081,000	2,116,098
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	133,812	123,133
ARES LIII CLO Ltd.
Series 2019-53A, Class A1R
5.555% (3 Month SOFR + 1.28%), due 10/24/36 (a)(d)	1,974,000	1,981,387
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR
5.849% (3 Month SOFR + 1.58%), due 7/20/37 (a)(d)	345,453	345,747
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A
5.489% (3 Month SOFR + 1.22%), due 1/20/35 (a)(d)	1,656,624	1,655,133
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R
5.646% (3 Month SOFR + 1.39%), due 7/15/37 (a)(d)	2,435,000	2,439,775
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R
5.84% (3 Month SOFR + 1.56%), due 10/17/37 (a)(d)	2,203,000	2,210,622

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
CBAM Ltd. (a)(d)
Series 2019-11RA, Class A1
5.711% (3 Month SOFR + 1.442%), due 1/20/35	$ 1,569,000	$ 1,570,638
Series 2019-11RA, Class B
6.281% (3 Month SOFR + 2.012%), due 1/20/35	400,456	400,735
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	951,872	915,818
Series 2020-1, Class A1
1.69%, due 7/15/60	612,237	605,686
Series 2021-1A, Class B1
1.98%, due 3/15/61	360,015	338,153
Series 2020-1, Class B1
2.28%, due 7/15/60	89,945	88,996
Series 2022-1A, Class A1
5.97%, due 8/15/62	1,035,790	1,038,419
Series 2022-1A, Class A2
6.11%, due 8/15/62	2,900,123	2,915,832
CIFC Funding Ltd. (a)(d)
Series 2021-7A, Class A1
5.671% (3 Month SOFR + 1.392%), due 1/23/35	483,000	483,930
Series 2021-7A, Class B
6.141% (3 Month SOFR + 1.862%), due 1/23/35	323,837	324,069
Compass Datacenters Issuer II LLC
Series 2025-1A, Class A1
5.316%, due 5/25/50 (a)	2,780,000	2,814,778
Compass Datacenters Issuer III LLC (a)
Series 2025-1A, Class A2
5.656%, due 2/25/50	1,439,000	1,453,516
Series 2025-2A, Class A2
5.835%, due 2/25/50	896,000	905,857
CP EF Asset Securitization II LLC
Series 2023-1A, Class A
7.48%, due 3/15/32 (a)	258,506	261,199
CRB Securitization Trust
Series 2023-1, Class A
6.96%, due 10/20/33 (a)	42,913	43,068
CyrusOne Data Centers Issuer I LLC (a)
Series 2024-2A, Class A2
4.50%, due 5/20/49	227,000	221,048
Series 2024-3A, Class A2
4.65%, due 5/20/49	2,171,000	2,066,505
	Principal Amount	Value

Other Asset-Backed Securities (continued)
CyrusOne Data Centers Issuer I LLC (a) (continued)
Series 2024-1A, Class A2
4.76%, due 3/22/49	$ 618,025	$ 609,198
Series 2023-1A, Class B
5.45%, due 4/20/48	285,484	278,508
Series 2023-2A, Class A2
5.56%, due 11/20/48	278,984	282,977
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493%, due 11/20/51 (a)	270,200	250,187
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	980,630
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I
4.116%, due 7/25/48 (a)	877,385	874,602
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2
5.558% (3 Month SOFR + 1.30%), due 7/20/38 (a)(d)	1,636,000	1,636,000
GoldenTree Loan Management US CLO 17 Ltd.
Series 2023-17A, Class AR
5.596% (3 Month SOFR + 1.28%), due 1/20/39 (a)(d)	1,930,000	1,933,377
Gracie Point International Funding LLC
Series 2024-1A, Class A
6.048% (SOFR 90A + 1.70%), due 3/1/28 (a)(d)	482,000	482,895
HPS Loan Management Ltd.
Series 2021-16A, Class B
6.241% (3 Month SOFR + 1.962%), due 1/23/35 (a)(d)	310,367	310,711
Libra Solutions LLC
Series 2024-1A, Class A
5.88%, due 9/30/38 (a)(e)(f)	327,000	324,748
M&T Equipment Notes
Series 2023-1A, Class A3
5.74%, due 7/15/30 (a)	308,002	309,926
Madison Park Funding LV Ltd.
Series 2022-55A, Class A1R
5.629% (3 Month SOFR + 1.36%), due 7/18/37 (a)(d)	2,458,512	2,465,942
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR
5.861% (3 Month SOFR + 1.60%), due 10/16/37 (a)(d)	790,000	791,043

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(d)(g)	$ 1,393,000	$ 1,393,000
Marlette Funding Trust
Series 2023-2A, Class B
6.54%, due 6/15/33 (a)	90,556	90,724
NetCredit Combined Receivables LLC
Series 2024-A, Class A
7.43%, due 10/21/30 (a)	465,991	471,744
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A
5.639% (3 Month SOFR + 1.31%), due 7/20/39 (a)(d)(g)	1,693,713	1,693,713
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	514,000	471,256
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A
7.398%, due 11/25/31 (a)(c)	834,417	847,627
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	235,183	229,564
Series 2020-PLS1, Class A
3.844%, due 12/25/25	108,767	107,674
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	743,827	725,882
OCP CLO Ltd. (a)(d)
Series 2020-8RA, Class AR
5.53% (3 Month SOFR + 1.25%), due 10/17/36	1,656,624	1,654,924
Series 2020-18A, Class A2R2
5.839% (3 Month SOFR + 1.57%), due 7/20/37	602,473	603,368
Octagon Investment Partners 42 Ltd.
Series 2019-3A, Class A2RR
5.816% (3 Month SOFR + 1.56%), due 7/15/37 (a)(d)	250,000	250,685
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2
5.544% (3 Month SOFR + 1.28%), due 7/19/38 (a)(d)	1,734,000	1,734,000
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R
5.849% (3 Month SOFR + 1.58%), due 10/19/37 (a)(d)	1,138,000	1,141,119
	Principal Amount	Value

Other Asset-Backed Securities (continued)
QTS Issuer ABS I LLC
Series 2025-1A, Class A2
5.439%, due 5/25/55 (a)	$ 3,381,000	$ 3,426,222
Regatta XXIII Funding Ltd. (a)(d)
Series 2021-4A, Class A1
5.681% (3 Month SOFR + 1.412%), due 1/20/35	1,413,000	1,413,592
Series 2021-4A, Class B
6.231% (3 Month SOFR + 1.962%), due 1/20/35	343,955	344,269
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR
5.649% (3 Month SOFR + 1.38%), due 7/21/37 (a)(d)	1,682,000	1,685,806
Taco Bell Funding LLC
Series 2021-1A, Class A2II
2.294%, due 8/25/51 (a)	371,385	337,707
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R
5.639% (3 Month SOFR + 1.37%), due 10/21/37 (a)(d)	1,703,000	1,708,385
Vantage Data Centers Issuer LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,091,000	1,082,504
Series 2021-1A, Class A2
2.165%, due 10/15/46	3,200,644	3,084,446
Vantage Data Centers LLC
Series 2020-2A, Class A2
1.992%, due 9/15/45 (a)	705,000	661,945
Voya CLO Ltd.
Series 2024-4A, Class A2
5.819% (3 Month SOFR + 1.55%), due 7/20/37 (a)(d)	682,703	682,936
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	243,678	223,964
Series 2021-1A, Class A2II
2.775%, due 6/15/51	613,436	542,393
Westgate Resorts LLC
Series 2022-1A, Class A
1.788%, due 8/20/36 (a)	71,071	70,529
		65,530,864
Total Asset-Backed Securities (Cost $80,433,779)		81,128,333
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds 9.9%
Aerospace & Defense 0.1%
Boeing Co. (The)
5.15%, due 5/1/30	$ 1,288,000	$ 1,311,312
6.388%, due 5/1/31	1,268,000	1,362,713
		2,674,025
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
5.80%, due 3/8/29	1,254,000	1,256,619
7.122%, due 11/7/33	715,000	742,053
7.20%, due 6/10/30	348,000	366,234
7.35%, due 3/6/30	354,000	373,696
General Motors Co.
5.625%, due 4/15/30	899,000	918,870
6.25%, due 4/15/35	769,000	791,176
		4,448,648
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. (a)
6.75%, due 4/23/30	818,000	785,537
6.875%, due 4/23/32	660,000	609,999
		1,395,536
Banks 2.4%
Bank of America Corp. (h)
Series FIX
5.162%, due 1/24/31	3,202,000	3,281,889
5.744%, due 2/12/36	5,301,000	5,386,548
5.872%, due 9/15/34	1,432,000	1,511,132
Bank of New York Mellon Corp. (The)
6.474%, due 10/25/34 (h)	1,448,000	1,594,497
Citigroup, Inc. (h)
3.887%, due 1/10/28	2,697,000	2,672,484
5.827%, due 2/13/35	3,543,000	3,615,151
Goldman Sachs Group, Inc. (The) (h)
5.207%, due 1/28/31	1,673,000	1,712,161
5.536%, due 1/28/36	1,479,000	1,516,698
JPMorgan Chase & Co.
5.14%, due 1/24/31 (h)	1,420,000	1,456,180
Morgan Stanley (h)
2.943%, due 1/21/33	1,445,000	1,289,654
5.32%, due 7/19/35	1,585,000	1,604,349
5.424%, due 7/21/34	1,150,000	1,178,063
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	2,068,000	1,855,860
PNC Financial Services Group, Inc. (The) (h)
5.222%, due 1/29/31	500,000	513,133
5.401%, due 7/23/35	1,586,000	1,614,998
	Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc. (The) (h) (continued)
5.575%, due 1/29/36	$ 701,000	$ 722,500
6.875%, due 10/20/34	1,424,000	1,591,892
Societe Generale SA (a)(d)
5.50% (1 Year Treasury Constant Maturity Rate + 1.20%), due 4/13/29	992,000	1,009,735
6.10% (1 Year Treasury Constant Maturity Rate + 1.60%), due 4/13/33	2,316,000	2,407,458
U.S. Bancorp
2.491% (5 Year Treasury Constant Maturity Rate + 0.95%), due 11/3/36 (d)	1,471,000	1,248,558
5.046%, due 2/12/31 (h)	1,401,000	1,426,153
5.384%, due 1/23/30 (h)	1,259,000	1,296,289
5.424%, due 2/12/36 (h)	1,541,000	1,570,248
Wells Fargo & Co.
5.244%, due 1/24/31 (h)	2,955,000	3,031,350
		45,106,980
Biotechnology 0.1%
Illumina, Inc.
5.80%, due 12/12/25	707,000	710,034
Royalty Pharma plc
3.55%, due 9/2/50	899,000	609,056
		1,319,090
Building Materials 0.1%
Quikrete Holdings, Inc.
6.375%, due 3/1/32 (a)	1,076,000	1,106,472
Computers 0.2%
Booz Allen Hamilton, Inc.
5.95%, due 8/4/33	1,413,000	1,450,465
5.95%, due 4/15/35	1,388,000	1,408,666
CACI International, Inc.
6.375%, due 6/15/33 (a)	592,000	610,913
Western Digital Corp.
4.75%, due 2/15/26	293,000	292,229
		3,762,273
Distribution & Wholesale 0.0% ‡
LKQ Corp.
5.75%, due 6/15/28	780,000	803,615

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services 1.3%
Blue Owl Finance LLC
6.25%, due 4/18/34	$ 1,451,000	$ 1,493,016
Capital One Financial Corp. (h)
5.70%, due 2/1/30	329,000	340,326
5.884%, due 7/26/35	1,876,000	1,934,158
6.183%, due 1/30/36	1,215,000	1,236,927
6.312%, due 6/8/29	546,000	573,136
7.624%, due 10/30/31	1,188,000	1,342,257
7.964%, due 11/2/34	837,000	972,919
Citadel Securities Global Holdings LLC (a)
5.50%, due 6/18/30	250,000	252,970
6.20%, due 6/18/35	348,000	357,056
Jane Street Group (a)
6.125%, due 11/1/32	2,309,000	2,331,042
7.125%, due 4/30/31	989,000	1,040,583
LPL Holdings, Inc.
5.15%, due 6/15/30	944,000	955,704
5.20%, due 3/15/30	578,000	586,975
5.65%, due 3/15/35	969,000	974,255
5.75%, due 6/15/35	1,171,000	1,184,682
6.00%, due 5/20/34	1,580,000	1,633,836
6.75%, due 11/17/28	2,218,000	2,365,501
Nasdaq, Inc.
5.55%, due 2/15/34	1,947,000	2,028,520
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	700,000	713,321
6.375%, due 8/1/33	2,935,000	3,003,094
		25,320,278
Electric 0.4%
American Electric Power Co., Inc.
5.625%, due 3/1/33	1,633,000	1,697,572
Duke Energy Corp.
5.45%, due 6/15/34	2,305,000	2,367,421
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	866,592
Exelon Corp.
5.45%, due 3/15/34	1,120,000	1,149,152
National Grid plc
5.809%, due 6/12/33	1,006,000	1,057,309
Xcel Energy, Inc.
5.60%, due 4/15/35	832,000	849,399
		7,987,445
	Principal Amount	Value

Food 0.1%
Albertsons Cos., Inc.
6.50%, due 2/15/28 (a)(i)	$ 871,000	$ 891,755
JBS USA Holding LUX SARL
3.00%, due 5/15/32	795,000	695,992
		1,587,747
Healthcare-Products 0.3%
Solventum Corp.
5.45%, due 3/13/31	1,945,000	2,019,593
5.60%, due 3/23/34	2,564,000	2,638,730
6.00%, due 5/15/64	668,000	662,097
		5,320,420
Healthcare-Services 0.8%
Centene Corp.
4.25%, due 12/15/27	3,778,000	3,720,754
HCA, Inc.
3.625%, due 3/15/32	663,000	611,542
5.60%, due 4/1/34	1,048,000	1,072,258
5.875%, due 2/15/26	286,000	286,310
Health Care Service Corp. A Mutual Legal Reserve Co. (a)
2.20%, due 6/1/30	883,000	789,436
5.20%, due 6/15/29	1,249,000	1,274,602
5.45%, due 6/15/34	2,116,000	2,150,010
5.875%, due 6/15/54	884,000	860,990
Humana, Inc.
5.875%, due 3/1/33	334,000	345,168
5.95%, due 3/15/34	942,000	979,428
UnitedHealth Group, Inc.
4.95%, due 1/15/32	2,140,000	2,167,381
5.15%, due 7/15/34	860,000	868,684
Universal Health Services, Inc.
2.65%, due 10/15/30	251,000	223,796
		15,350,359
Insurance 0.4%
Aon North America, Inc.
5.45%, due 3/1/34	3,199,000	3,285,978
Arthur J. Gallagher & Co.
5.00%, due 2/15/32	217,000	219,926
5.15%, due 2/15/35	543,000	543,256
6.50%, due 2/15/34	648,000	710,941
Athene Global Funding
2.646%, due 10/4/31 (a)	1,063,000	920,940
Brown & Brown, Inc.
4.90%, due 6/23/30	438,000	442,076
4.95%, due 3/17/52	1,434,000	1,240,764
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Insurance (continued)
Brown & Brown, Inc. (continued)
5.25%, due 6/23/32	$ 192,000	$ 195,821
5.55%, due 6/23/35	204,000	208,026
		7,767,728
Investment Companies 0.1%
Blackstone Private Credit Fund
7.30%, due 11/27/28	947,000	1,009,970
Blue Owl Credit Income Corp.
4.70%, due 2/8/27	163,000	161,965
7.95%, due 6/13/28	852,000	910,946
		2,082,881
Media 0.2%
Charter Communications Operating LLC
6.65%, due 2/1/34	3,295,000	3,528,420
Oil & Gas 0.6%
Civitas Resources, Inc. (a)
8.625%, due 11/1/30	380,000	385,790
8.75%, due 7/1/31	705,000	712,832
9.625%, due 6/15/33	1,366,000	1,400,397
Occidental Petroleum Corp.
5.20%, due 8/1/29	611,000	612,965
5.375%, due 1/1/32	1,406,000	1,394,430
6.125%, due 1/1/31	835,000	864,411
6.625%, due 9/1/30	765,000	808,896
8.875%, due 7/15/30	663,000	757,604
Sunoco LP (a)
7.00%, due 5/1/29	1,457,000	1,517,295
7.25%, due 5/1/32	819,000	859,935
Viper Energy, Inc.
7.375%, due 11/1/31 (a)	1,568,000	1,663,782
		10,978,337
Packaging & Containers 0.2%
Amcor Flexibles North America, Inc.
5.50%, due 3/17/35 (a)	988,000	1,002,390
Berry Global, Inc.
5.65%, due 1/15/34	402,000	414,857
5.80%, due 6/15/31	2,428,000	2,551,373
		3,968,620
Pharmaceuticals 0.4%
CVS Health Corp.
4.78%, due 3/25/38	1,112,000	1,020,514
	Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.25%, due 2/21/33	$ 192,000	$ 193,283
5.70%, due 6/1/34 (i)	991,000	1,020,329
Organon & Co. (a)
6.75%, due 5/15/34	1,066,000	1,023,729
7.875%, due 5/15/34	1,419,000	1,281,425
Teva Pharmaceutical Finance Co. LLC
6.15%, due 2/1/36	575,000	591,160
Teva Pharmaceutical Finance Netherlands III BV
6.00%, due 12/1/32	1,290,000	1,317,375
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, due 12/1/30	1,352,000	1,376,248
		7,824,063
Pipelines 0.5%
Cheniere Energy, Inc.
5.65%, due 4/15/34	1,344,000	1,376,497
Columbia Pipelines Operating Co. LLC (a)
6.036%, due 11/15/33	799,000	838,377
6.497%, due 8/15/43	161,000	166,258
6.544%, due 11/15/53	833,000	860,938
DT Midstream, Inc. (a)
4.125%, due 6/15/29	1,790,000	1,728,828
4.30%, due 4/15/32	468,000	437,886
4.375%, due 6/15/31	2,820,000	2,700,388
Hess Midstream Operations LP
5.125%, due 6/15/28 (a)	990,000	983,055
		9,092,227
Real Estate 0.1%
CBRE Services, Inc.
5.95%, due 8/15/34	2,181,000	2,296,196
Real Estate Investment Trusts 0.3%
GLP Capital LP
5.30%, due 1/15/29	86,000	86,954
5.375%, due 4/15/26	692,000	692,151
5.625%, due 9/15/34	1,007,000	1,003,397
6.75%, due 12/1/33	881,000	941,054
Sun Communities Operating LP
2.70%, due 7/15/31	1,283,000	1,137,030
VICI Properties LP
5.625%, due 4/1/35	1,122,000	1,132,314
		4,992,900

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Corporate Bonds (continued)
Semiconductors 0.3%
Foundry JV Holdco LLC (a)
5.50%, due 1/25/31	$ 369,000	$ 378,482
5.90%, due 1/25/33	803,000	832,455
Intel Corp.
2.45%, due 11/15/29	433,000	395,636
5.60%, due 2/21/54	289,000	265,129
5.70%, due 2/10/53	1,157,000	1,076,749
Marvell Technology, Inc.
1.65%, due 4/15/26	793,000	774,933
4.75%, due 7/15/30	515,000	517,280
5.45%, due 7/15/35	1,346,000	1,355,367
		5,596,031
Software 0.5%
AppLovin Corp.
5.375%, due 12/1/31	1,280,000	1,302,495
5.50%, due 12/1/34	1,513,000	1,536,142
5.95%, due 12/1/54	427,000	417,022
Cadence Design Systems, Inc.
4.70%, due 9/10/34	946,000	934,586
Constellation Software, Inc. (a)
5.158%, due 2/16/29	391,000	397,729
5.461%, due 2/16/34	1,136,000	1,158,818
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,541,042
3.875%, due 2/15/31	1,122,000	1,057,946
4.00%, due 11/15/29	295,000	285,467
Synopsys, Inc.
5.00%, due 4/1/32	1,000,000	1,012,934
		9,644,181
Telecommunications 0.2%
T-Mobile USA, Inc.
5.125%, due 5/15/32	1,022,000	1,042,228
5.30%, due 5/15/35	2,214,000	2,241,756
		3,283,984
Total Corporate Bonds (Cost $184,883,790)		187,238,456
Loan Assignments 0.5%
Automobile 0.0% ‡
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.049% (3 Month SOFR + 2.75%), due 10/16/31 (d)	840,648	843,538
	Principal Amount	Value

Capital Equipment 0.1%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.827% (1 Month SOFR + 2.50%), due 8/4/31 (d)	$ 1,929,133	$ 1,923,505
Cargo Transport 0.1%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.046% (3 Month SOFR + 1.75%), due 4/10/31 (d)	2,429,547	2,415,126
Energy (Electricity) 0.2%
Alpha Generation LLC
First Lien Initial Term Loan B
6.327% (1 Month SOFR + 2.00%), due 9/30/31 (d)	984,560	982,714
Lightning Power LLC
First Lien Initial Term Loan B
6.549% (3 Month SOFR + 2.25%), due 8/18/31 (d)	1,790,470	1,792,429
		2,775,143
Healthcare 0.1%
Medline Borrower LP
First Lien Dollar Incremental Term Loan
6.577% (1 Month SOFR + 2.25%), due 10/23/28 (d)	1,510,585	1,510,349
Total Loan Assignments (Cost $9,464,288)		9,467,661
Mortgage-Backed Securities 6.4%
Agency (Collateralized Mortgage Obligations) 0.1%
Croton Park CLO Ltd.
5.816%, due 10/15/36 (b)	1,080,000	1,081,098
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	422,265	377,678
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	623,699	555,274
		2,014,050
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
5.492% (1 Month SOFR + 1.18%), due 9/15/34 (a)(d)	699,152	692,597
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
ALA Trust
Series 2025-OANA, Class A
6.043% (1 Month SOFR + 1.743%), due 6/15/40 (a)(d)	$ 2,780,000	$ 2,794,773
BAMLL Re-REMIC Trust (a)(b)
Series 2024-FRR3, Class E
0.493%, due 1/27/50	589,014	515,467
Series 2024-FRR2, Class E
1.273%, due 7/27/50	438,000	352,889
Series 2024-FRR4, Class F
1.414%, due 11/27/48	281,000	268,303
Series 2024-FRR4, Class E
1.507%, due 11/27/48	143,000	137,324
BLP Commercial Mortgage Trust
Series 2025-IND, Class A
5.512% (1 Month SOFR + 1.20%), due 3/15/42 (a)(d)	1,746,000	1,740,027
BPR Trust (a)
Series 2024-PMDW, Class A
5.358%, due 11/5/41 (j)	2,248,107	2,282,235
Series 2024-PMDW, Class D
5.85%, due 11/5/41 (j)	726,000	705,947
Series 2023-BRK2, Class A
7.146%, due 10/5/38 (b)	1,329,000	1,392,547
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class B
5.376% (1 Month SOFR + 1.064%), due 9/15/36 (d)	907,792	904,104
Series 2024-VLT5, Class A
5.591%, due 11/13/46 (j)	2,250,000	2,274,282
Series 2024-GPA3, Class A
5.605% (1 Month SOFR + 1.293%), due 12/15/39 (d)	1,086,502	1,087,521
Series 2025-SPOT, Class A
5.755% (1 Month SOFR + 1.443%), due 4/15/40 (d)	874,000	873,727
Series 2024-AIR2, Class A
5.804% (1 Month SOFR + 1.492%), due 10/15/41 (d)	1,718,851	1,722,067
Series 2024-GPA3, Class B
5.954% (1 Month SOFR + 1.642%), due 12/15/39 (d)	751,109	751,813
Series 2024-VLT5, Class B
5.995%, due 11/13/46 (j)	523,000	532,434
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BX Commercial Mortgage Trust (a) (continued)
Series 2021-VOLT, Class D
6.076% (1 Month SOFR + 1.764%), due 9/15/36 (d)	$ 953,327	$ 948,858
Series 2024-VLT5, Class C
6.398%, due 11/13/46 (j)	278,000	284,974
Series 2024-AIRC, Class C
6.902% (1 Month SOFR + 2.59%), due 8/15/39 (d)	735,805	738,460
Series 2024-BRBK, Class A
7.193% (1 Month SOFR + 2.88%), due 10/15/41 (d)	1,970,347	1,982,637
BX Trust (a)
Series 2019-OC11, Class B
3.605%, due 12/9/41	204,000	192,307
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	530,263
Series 2022-FOX2, Class A2
5.061% (1 Month SOFR + 0.749%), due 4/15/39 (d)	817,449	816,427
Series 2021-LBA, Class AJV
5.226% (1 Month SOFR + 0.914%), due 2/15/36 (d)	1,118,000	1,117,301
Series 2021-LBA, Class AV
5.226% (1 Month SOFR + 0.914%), due 2/15/36 (d)	887,288	886,734
Series 2025-ROIC, Class A
5.456% (1 Month SOFR + 1.144%), due 3/15/30 (d)	2,170,000	2,156,437
Series 2025-DIME, Class A
5.462% (1 Month SOFR + 1.15%), due 2/15/35 (d)	1,685,000	1,679,314
Series 2025-ROIC, Class B
5.705% (1 Month SOFR + 1.393%), due 3/15/30 (d)	475,000	471,437
Series 2024-VLT4, Class A
5.803% (1 Month SOFR + 1.491%), due 7/15/29 (d)	1,621,595	1,621,088
Series 2025-GW, Class A
5.942% (1 Month SOFR + 1.60%), due 7/15/42 (d)	1,618,000	1,622,043
BXHPP Trust
Series 2021-FILM, Class A
5.076% (1 Month SOFR + 0.764%), due 8/15/36 (a)(d)	415,000	397,363

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	$ 396,000	$ 383,022
CENT Trust
Series 2023-CITY, Class A
6.932% (1 Month SOFR + 2.62%), due 9/15/38 (a)(d)	1,337,000	1,338,662
CONE Trust (a)(d)
Series 2024-DFW1, Class A
5.953% (1 Month SOFR + 1.642%), due 8/15/41	1,117,000	1,112,798
Series 2024-DFW1, Class B
6.603% (1 Month SOFR + 2.291%), due 8/15/41	821,377	824,124
DATA Mortgage Trust
Series 2024-CTR2, Class A
5.476%, due 5/10/46 (a)(j)	445,544	447,061
Extended Stay America Trust
Series 2021-ESH, Class A
5.506% (1 Month SOFR + 1.194%), due 7/15/38 (a)(d)	463,173	463,318
FREMF Mortgage Trust
Series 2023-K511, Class C
5.822%, due 11/25/28 (a)(j)	350,000	324,450
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.965% (1 Month SOFR + 2.65%), due 11/25/41 (a)(d)	2,359,000	2,363,216
GWT
Series 2024-WLF2, Class A
6.003% (1 Month SOFR + 1.691%), due 5/15/41 (a)(d)	1,936,000	1,940,894
Hudsons Bay Simon JV Trust (a)
Series 2015-HB7, Class A7
3.914%, due 8/5/34	91,775	91,456
Series 2015-HB10, Class A10
4.155%, due 8/5/34	1,236,485	1,230,479
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A
5.612% (1 Month SOFR + 1.30%), due 3/15/42 (a)(d)	1,491,000	1,487,272
LBA Trust
Series 2024-BOLT, Class A
5.903% (1 Month SOFR + 1.591%), due 6/15/39 (a)(d)	1,294,627	1,295,434
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
LEX Mortgage Trust
Series 2024-BBG, Class A
5.036%, due 10/13/33 (a)(j)	$ 394,000	$ 396,063
Life Mortgage Trust (a)(d)
Series 2021-BMR, Class C
5.526% (1 Month SOFR + 1.214%), due 3/15/38	98,683	98,128
Series 2022-BMR2, Class A1
5.607% (1 Month SOFR + 1.295%), due 5/15/39	1,231,000	1,192,531
Series 2022-BMR2, Class B
6.106% (1 Month SOFR + 1.794%), due 5/15/39	357,000	324,870
MHC Commercial Mortgage Trust (a)(d)
Series 2021-MHC, Class A
5.227% (1 Month SOFR + 0.915%), due 4/15/38	205,171	205,171
Series 2021-MHC, Class C
5.777% (1 Month SOFR + 1.465%), due 4/15/38	751,130	751,130
NRTH Mortgage Trust
Series 2024-PARK, Class A
5.953% (1 Month SOFR + 1.641%), due 3/15/39 (a)(d)	2,293,000	2,294,429
OPEN Trust
Series 2023-AIR, Class C
9.548% (1 Month SOFR + 5.236%), due 11/15/40 (a)(d)	265,390	265,556
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class A
5.512% (1 Month SOFR + 1.20%), due 3/15/35 (a)(d)	1,986,000	1,971,133
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A
5.854% (1 Month SOFR + 1.542%), due 11/15/34 (a)(d)	1,848,000	1,859,961
SMRT
Series 2022-MINI, Class A
5.312% (1 Month SOFR + 1.00%), due 1/15/39 (a)(d)	1,975,000	1,967,594
SREIT Trust
Series 2021-MFP, Class A
5.157% (1 Month SOFR + 0.845%), due 11/15/38 (a)(d)	114,082	114,011
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A
5.605% (1 Month SOFR + 1.293%), due 4/15/42 (a)(d)	$ 562,000	$ 560,948
Trust (The)
Series 2023-MIC, Class A
8.732%, due 12/5/38 (a)(j)	933,823	1,018,275
TYSN Mortgage Trust
Series 2023-CRNR, Class A
6.799%, due 12/10/33 (a)(j)	1,489,099	1,577,351
VASA Trust
Series 2021-VASA, Class A
5.326% (1 Month SOFR + 1.014%), due 7/15/39 (a)(d)	525,000	509,358
Wells Fargo Commercial Mortgage Trust (a)
Series 2025-VTT, Class A
5.27%, due 3/15/38 (j)	2,029,000	2,036,876
Series 2021-SAVE, Class A
5.676% (1 Month SOFR + 1.364%), due 2/15/40 (d)	100,495	100,438
		65,019,709
Whole Loan (Collateralized Mortgage Obligations) 2.9%
A&D Mortgage Trust
Series 2024-NQM5, Class A1
5.699%, due 11/25/69 (a)	1,105,693	1,110,053
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (b)	112,819	107,383
Series 2019-5, Class A1
2.593%, due 10/25/49 (b)	32,066	31,602
Series 2019-6, Class A1
2.62%, due 11/25/59 (b)	366,972	360,195
Series 2024-3, Class A1
4.80%, due 11/26/68 (c)	253,925	252,656
Series 2024-5, Class A1
4.95%, due 7/25/68 (c)	1,496,411	1,483,405
Series 2025-6, Class A1
5.515%, due 4/25/70 (c)	1,254,608	1,255,061
AOMT
Series 2024-6, Class A1
4.65%, due 11/25/67 (a)(c)	1,652,047	1,634,681
Bayview MSR Opportunity Master Fund Trust (a)
Series 2022-2, Class A1
3.00%, due 12/25/51 (b)	582,685	491,545
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Bayview MSR Opportunity Master Fund Trust (a) (continued)
Series 2021-5, Class AF
5.00% (SOFR 30A + 0.85%), due 11/25/51 (d)	$ 773,215	$ 716,632
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
5.505% (SOFR 30A + 1.20%), due 2/25/50 (a)(d)	764,085	759,408
COLT Mortgage Loan Trust
Series 2020-3, Class A1
1.506%, due 4/27/65 (a)(b)	20,338	19,829
Connecticut Avenue Securities Trust (a)(d)
Series 2024-R05, Class 2M1
5.305% (SOFR 30A + 1.00%), due 7/25/44	234,784	234,566
Series 2024-R01, Class 1M1
5.355% (SOFR 30A + 1.05%), due 1/25/44	419,845	419,584
Series 2024-R04, Class 1M1
5.405% (SOFR 30A + 1.10%), due 5/25/44	364,423	364,310
Series 2025-R01, Class 1M1
5.406% (SOFR 30A + 1.10%), due 1/25/45	280,567	280,744
Series 2024-R03, Class 2M1
5.456% (SOFR 30A + 1.15%), due 3/25/44	277,021	277,020
Series 2025-R02, Class 1M1
5.456% (SOFR 30A + 1.15%), due 2/25/45	537,625	537,961
Series 2023-R08, Class 1M1
5.805% (SOFR 30A + 1.50%), due 10/25/43	426,322	427,643
Series 2021-R03, Class 1M2
5.955% (SOFR 30A + 1.65%), due 12/25/41	664,000	667,944
Series 2023-R06, Class 1M1
6.005% (SOFR 30A + 1.70%), due 7/25/43	475,191	477,866
Series 2022-R05, Class 2M1
6.205% (SOFR 30A + 1.90%), due 4/25/42	219,079	219,938
Series 2023-R07, Class 2M1
6.256% (SOFR 30A + 1.95%), due 9/25/43	213,999	215,738

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(d) (continued)
Series 2023-R04, Class 1M1
6.606% (SOFR 30A + 2.30%), due 5/25/43	$ 634,658	$ 647,948
Series 2022-R09, Class 2M1
6.806% (SOFR 30A + 2.50%), due 9/25/42	620,556	630,320
Series 2022-R02, Class 2M2
7.305% (SOFR 30A + 3.00%), due 1/25/42	706,000	722,101
Series 2022-R05, Class 2M2
7.305% (SOFR 30A + 3.00%), due 4/25/42	521,000	534,951
Series 2022-R01, Class 1B1
7.455% (SOFR 30A + 3.15%), due 12/25/41	800,000	821,248
COOPR Residential Mortgage Trust
Series 2025-CES2, Class A1A
5.502%, due 6/25/60 (a)(b)	1,018,000	1,021,037
EFMT
Series 2025-CES1, Class A1A
5.726%, due 1/25/60 (a)(c)	762,547	769,105
FHLMC STACR REMIC Trust (a)(d)
Series 2021-DNA7, Class M1
5.155% (SOFR 30A + 0.85%), due 11/25/41	218,734	218,187
Series 2021-HQA4, Class M1
5.255% (SOFR 30A + 0.95%), due 12/25/41	815,935	814,410
Series 2024-DNA3, Class M1
5.305% (SOFR 30A + 1.00%), due 10/25/44	233,707	233,639
Series 2025-DNA1, Class M1
5.355% (SOFR 30A + 1.05%), due 1/25/45	551,129	551,385
Series 2025-HQA1, Class M1
5.455% (SOFR 30A + 1.15%), due 2/25/45	1,289,199	1,288,400
Series 2024-DNA2, Class M1
5.505% (SOFR 30A + 1.20%), due 5/25/44	693,839	694,909
Series 2025-DNA2, Class M1
5.505% (SOFR 30A + 1.20%), due 5/25/45	360,636	361,444
Series 2022-DNA2, Class M1A
5.605% (SOFR 30A + 1.30%), due 2/25/42	98,668	98,731
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR REMIC Trust (a)(d) (continued)
Series 2021-DNA6, Class M2
5.805% (SOFR 30A + 1.50%), due 10/25/41	$ 290,790	$ 291,889
Series 2023-HQA3, Class M1
6.155% (SOFR 30A + 1.85%), due 11/25/43	415,667	419,006
Series 2023-HQA2, Class M1A
6.305% (SOFR 30A + 2.00%), due 6/25/43	45,023	45,271
Series 2021-HQA3, Class M2
6.405% (SOFR 30A + 2.10%), due 9/25/41	337,312	340,036
Series 2022-HQA1, Class M1A
6.405% (SOFR 30A + 2.10%), due 3/25/42	532,809	536,000
Series 2023-DNA2, Class M1A
6.406% (SOFR 30A + 2.10%), due 4/25/43	269,240	273,448
Series 2022-HQA3, Class M1A
6.605% (SOFR 30A + 2.30%), due 8/25/42	242,393	246,832
Series 2021-HQA4, Class M2
6.655% (SOFR 30A + 2.35%), due 12/25/41	424,405	429,154
Finance of America Structured Securities Trust
Series 2025-S1, Class A1
3.50%, due 2/25/75 (a)	690,542	661,253
Flagstar Mortgage Trust
Series 2021-13IN, Class A2
3.00%, due 12/30/51 (a)(b)	656,053	556,389
FNMA
REMIC, Series 2021-R02, Class 2M2
6.305% (SOFR 30A + 2.00%), due 11/25/41 (a)(d)	1,879,334	1,892,164
GCAT Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	1,050,209	893,293
Series 2023-INV1, Class A1
6.00%, due 8/25/53	1,147,144	1,154,045
Homeward Opportunities Fund Trust (a)(c)
Series 2025-RRTL1, Class A1
5.476%, due 3/25/40	1,348,000	1,348,210
Series 2024-RRTL2, Class A1
5.989%, due 9/25/39	766,000	767,699
Series 2024-RTL1, Class A1
7.12%, due 7/25/29	1,726,000	1,734,232
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
J.P. Morgan Mortgage Trust
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (a)(c)	$ 688,546	$ 698,255
LHOME Mortgage Trust (a)(c)
Series 2024-RTL4, Class A1
5.921%, due 7/25/39	1,641,092	1,649,700
Series 2024-RTL3, Class A1
6.90%, due 5/25/29	540,453	546,649
Series 2024-RTL2, Class A1
7.128%, due 3/25/29	421,362	425,868
Mello Mortgage Capital Acceptance (a)
Series 2022-INV1, Class A2
3.00%, due 3/25/52 (b)	402,357	339,021
Series 2024-SD1, Class A1
4.00%, due 4/25/54 (c)	513,060	498,660
Series 2021-INV2, Class A11
5.00% (SOFR 30A + 0.95%), due 8/25/51 (d)	564,769	525,937
Series 2021-INV3, Class A11
5.00% (SOFR 30A + 0.95%), due 10/25/51 (d)	709,519	660,954
New Residential Mortgage Loan Trust (a)
Series 2018-2A, Class A1
4.50%, due 2/25/58 (b)	89,664	88,464
Series 2024-NQM2, Class A1
5.117%, due 9/25/64	995,157	990,024
Series 2024-RTL2, Class A1
5.443%, due 9/25/39 (c)	627,000	627,682
OBX Trust (a)(b)
Series 2022-INV1, Class A1
3.00%, due 12/25/51	247,264	209,933
Series 2022-INV1, Class A18
3.00%, due 12/25/51	654,444	552,979
PRET Trust (a)(c)
Series 2025-RPL2, Class A1
4.00%, due 8/25/64	941,622	910,474
Series 2025-RPL1, Class A1
4.00%, due 7/25/69	849,283	821,838
PRPM LLC (a)(c)
Series 2025-RPL4, Class A1
3.00%, due 5/25/55	1,251,877	1,170,289
Series 2024-RCF2, Class A1
3.75%, due 3/25/54	340,050	330,746
Series 2020-4, Class A1
6.61%, due 10/25/25	413,250	412,986
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
RCKT Mortgage Trust (a)
Series 2021-3, Class A21
5.00% (SOFR 30A + 0.80%), due 7/25/51 (d)	$ 502,049	$ 463,915
Series 2024-CES7, Class A1A
5.158%, due 10/25/44 (c)	1,606,956	1,602,346
Series 2025-CES6, Class A1A
5.472%, due 6/25/55 (c)	473,000	475,675
Series 2024-CES8, Class A1A
5.49%, due 11/25/44 (c)	983,367	985,296
Series 2024-CES9, Class A1A
5.582%, due 12/25/44 (c)	860,664	864,330
Series 2025-CES1, Class A1A
5.653%, due 1/25/45 (c)	381,177	383,441
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (c)	1,280,680	1,286,922
Series 2023-CES1, Class A1A
6.515%, due 6/25/43 (b)	299,392	301,012
Saluda Grade Alternative Mortgage Trust (a)
Series 2024-CES1, Class A1
6.306%, due 3/25/54 (b)	496,032	502,128
Series 2024-RTL6, Class A1
7.439%, due 7/25/30 (c)	1,239,333	1,245,356
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1
4.75%, due 9/25/60 (a)(b)	173,155	171,340
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (j)	144,711	126,225
Series 2020-2, Class A19
3.50%, due 3/25/50 (b)	48,196	43,016
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1
5.524%, due 2/25/40 (a)(c)	510,000	510,060
UWM Mortgage Trust
Series 2021-INV1, Class A9
5.00% (SOFR 30A + 0.90%), due 8/25/51 (a)(d)	685,196	636,244
		54,400,265
Total Mortgage-Backed Securities (Cost $121,491,939)		121,434,024
U.S. Government & Federal Agencies 15.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.2%
FHLMC Gold Pools, 30 Year
4.00%, due 9/1/48	87,218	82,550

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
FHLMC Gold Pools, Other
4.50%, due 5/1/44	$ 237,086	$ 232,744
4.50%, due 3/1/50	362,633	341,154
UMBS Pool, 15 Year
2.50%, due 12/1/33	493,722	474,794
2.50%, due 11/1/34	95,518	90,124
2.50%, due 11/1/34	140,512	132,439
2.50%, due 6/1/37	1,315,893	1,236,508
3.00%, due 5/1/31	384,479	375,374
3.00%, due 9/1/32	101,842	98,910
3.00%, due 10/1/32	37,274	36,189
3.00%, due 1/1/33	60,392	58,600
3.00%, due 10/1/34	59,748	57,633
3.00%, due 10/1/34	139,124	134,200
UMBS Pool, 30 Year
2.50%, due 8/1/50	53,170	45,004
2.50%, due 8/1/50	20,903	17,764
2.50%, due 9/1/50	93,427	79,451
2.50%, due 5/1/51	583,642	488,895
2.50%, due 6/1/51	1,017,180	858,572
2.50%, due 8/1/51	144,283	120,760
2.50%, due 9/1/51	1,953,843	1,640,463
2.50%, due 10/1/51	2,375,205	1,992,845
2.50%, due 11/1/51	745,916	630,115
2.50%, due 1/1/52	133,370	113,027
2.50%, due 1/1/52	208,224	176,524
2.50%, due 2/1/52	318,023	267,745
2.50%, due 2/1/52	11,382	9,564
2.50%, due 3/1/52	52,034	43,800
2.50%, due 3/1/52	1,668,653	1,399,346
2.50%, due 5/1/52	642,969	534,884
2.50%, due 5/1/52	695,806	584,108
3.00%, due 8/1/49	37,598	32,619
3.00%, due 12/1/49	41,599	36,549
3.00%, due 12/1/49	88,255	77,472
3.00%, due 2/1/52	171,576	149,651
3.00%, due 2/1/52	111,291	97,775
3.00%, due 3/1/52	161,071	141,554
3.00%, due 6/1/52	1,381,905	1,206,322
3.00%, due 6/1/52	65,671	57,877
3.00%, due 6/1/52	1,950,433	1,703,121
3.50%, due 7/1/46	71,045	65,470
3.50%, due 12/1/47	555,983	512,861
3.50%, due 2/1/48	130,802	120,043
3.50%, due 3/1/50	2,912	2,651
3.50%, due 4/1/52	41,388	37,863
	Principal Amount	Value

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
3.50%, due 4/1/52	$ 49,251	$ 44,708
3.50%, due 4/1/52	172,394	157,260
3.50%, due 4/1/52	168,573	152,882
3.50%, due 4/1/52	160,042	146,266
3.50%, due 6/1/52	341,561	314,111
4.00%, due 3/1/47	19,500	18,496
4.00%, due 3/1/48	78,592	74,569
4.00%, due 4/1/48	1,559	1,474
4.00%, due 4/1/48	144,664	137,022
4.00%, due 5/1/48	295,282	279,522
4.00%, due 11/1/48	26,087	24,673
4.00%, due 12/1/48	321,700	304,207
4.00%, due 3/1/50	312,197	294,773
4.50%, due 3/1/48	97,924	94,808
4.50%, due 12/1/48	130,751	127,689
4.50%, due 6/1/49	23,801	23,170
4.50%, due 7/1/49	169,864	164,933
4.50%, due 7/1/49	30,638	29,679
4.50%, due 8/1/49	168,048	162,963
4.50%, due 1/1/50	28,513	27,603
4.50%, due 1/1/50	113,043	109,698
4.50%, due 9/1/50	902,875	875,979
4.50%, due 3/1/52	17,240	16,526
5.00%, due 9/1/48	8,051	8,052
5.00%, due 10/1/52	21,775	21,492
5.00%, due 10/1/52	679,496	670,857
5.00%, due 1/1/53	35,128	34,624
5.00%, due 1/1/53	40,280	39,768
5.00%, due 3/1/53	145,094	143,047
5.00%, due 3/1/53	139,541	137,448
5.00%, due 4/1/53	160,795	158,706
5.00%, due 5/1/53	339,577	334,030
5.00%, due 5/1/53	200,318	197,046
5.00%, due 5/1/53	36,123	35,604
5.00%, due 6/1/53	55,446	54,548
5.00%, due 6/1/53	52,537	51,644
5.00%, due 6/1/53	138,221	136,071
5.00%, due 6/1/53	110,646	108,766
5.00%, due 6/1/53	129,392	127,166
5.00%, due 10/1/54	601,424	593,318
5.50%, due 9/1/52	372,383	374,907
5.50%, due 10/1/52	23,967	24,121
5.50%, due 5/1/53	275,407	277,485
5.50%, due 5/1/53	21,116	21,277
5.50%, due 6/1/53	69,733	70,583
5.50%, due 6/1/53	78,440	78,515
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
5.50%, due 7/1/53	$ 387,693	$ 392,422
5.50%, due 7/1/53	210,526	213,094
5.50%, due 9/1/53	362,008	367,972
5.50%, due 3/1/54	418,439	423,544
5.50%, due 4/1/54	247,082	250,872
5.50%, due 9/1/54	1,641,669	1,658,730
5.50%, due 12/1/54	2,836,980	2,841,024
5.50%, due 4/1/55	2,256,187	2,270,776
5.50%, due 5/1/55	463,223	468,014
5.50%, due 6/1/55	129,000	130,620
6.00%, due 4/1/40	241,669	253,340
6.00%, due 9/1/53	2,853,750	2,927,283
6.00%, due 9/1/53	2,127,800	2,200,930
6.00%, due 10/1/53	1,484,295	1,518,729
6.50%, due 11/1/53	927,506	980,356
		40,775,706
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.2%
FNMA, Other
2.50%, due 3/1/62	3,416,166	2,711,743
2.50%, due 3/1/62	2,121,299	1,743,785
3.00%, due 2/1/43	10,647	9,603
3.00%, due 5/1/43	57,641	51,846
3.00%, due 2/1/57	676,998	589,500
3.00%, due 6/1/57	10,709	9,220
3.50%, due 8/1/56	823,685	735,875
4.50%, due 6/1/45	90,716	88,606
4.50%, due 7/1/50	792,590	745,652
5.00%, due 7/1/44	148,665	148,683
UMBS, 15 Year
2.50%, due 11/1/34	137,909	129,985
2.50%, due 12/1/36	1,113,278	1,048,572
3.00%, due 10/1/34	51,727	49,839
3.00%, due 11/1/34	11,599	11,188
3.00%, due 12/1/34	13,215	12,748
UMBS, 30 Year
2.00%, due 7/1/51	188,871	150,238
2.50%, due 8/1/50	98,931	83,720
2.50%, due 8/1/50	3,272,727	2,762,035
2.50%, due 1/1/52	675,768	569,050
2.50%, due 2/1/52	3,248,391	2,723,550
2.50%, due 2/1/52	3,079,601	2,586,531
2.50%, due 2/1/52	1,622,011	1,353,710
2.50%, due 3/1/52	499,348	421,045
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
2.50%, due 3/1/52	$ 1,350,960	$ 1,137,267
2.50%, due 3/1/52	39,322	33,318
2.50%, due 3/1/52	96,759	81,454
2.50%, due 3/1/52	92,148	77,596
2.50%, due 3/1/52	1,338,907	1,127,127
2.50%, due 3/1/52	119,632	100,709
2.50%, due 3/1/52	1,289,813	1,081,981
2.50%, due 5/1/52	3,369,735	2,829,252
3.00%, due 1/1/43	37,637	34,024
3.00%, due 3/1/47	341,083	303,941
3.00%, due 8/1/49	131,304	113,912
3.00%, due 9/1/49	631,029	552,976
3.00%, due 9/1/49	30,879	27,578
3.00%, due 7/1/50	1,028,994	900,840
3.00%, due 2/1/52	73,416	64,202
3.00%, due 2/1/52	539,983	472,191
3.00%, due 3/1/52	608,167	533,032
3.00%, due 4/1/52	530,452	466,100
3.00%, due 4/1/52	465,550	408,791
3.00%, due 4/1/52	1,133,770	996,287
3.00%, due 6/1/52	705,669	612,300
3.00%, due 6/1/52	74,604	65,251
3.00%, due 6/1/52	5,694,551	4,941,109
3.00%, due 6/1/52	430,018	373,177
3.00%, due 7/1/52	757,506	662,536
3.00%, due 7/1/52	321,611	281,293
3.50%, due 8/1/47	54,617	50,684
3.50%, due 12/1/47	16,575	15,385
3.50%, due 12/1/47	21,177	19,628
3.50%, due 1/1/48	141,883	130,451
3.50%, due 3/1/48	28,736	26,644
3.50%, due 1/1/52	147,844	135,836
3.50%, due 2/1/52	397,198	364,708
3.50%, due 3/1/52	2,351,640	2,152,992
3.50%, due 3/1/52	263,516	241,884
3.50%, due 4/1/52	82,371	74,855
3.50%, due 4/1/52	238,026	216,052
3.50%, due 4/1/52	442,282	403,516
3.50%, due 4/1/52	79,351	72,546
3.50%, due 4/1/52	145,437	132,680
3.50%, due 4/1/52	335,471	306,788
3.50%, due 4/1/52	577,639	523,505
3.50%, due 5/1/52	240,208	219,118
3.50%, due 5/1/52	981,451	889,415
3.50%, due 6/1/52	1,462,135	1,338,529
3.50%, due 6/1/52	838,164	769,301

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP Janus Henderson Balanced Portfolio

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
3.50%, due 7/1/52	$ 211,534	$ 193,626
3.50%, due 7/1/52	74,270	68,330
3.50%, due 8/1/52	148,553	136,004
4.00%, due 5/1/45	36,552	34,536
4.00%, due 1/1/48	318,106	301,670
4.00%, due 1/1/48	551,491	522,144
4.00%, due 3/1/48	94,709	89,900
4.00%, due 11/1/48	291,296	275,447
4.00%, due 12/1/48	43,076	40,732
4.00%, due 3/1/49	141,472	133,837
4.00%, due 4/1/50	119,883	112,633
4.00%, due 8/1/50	101,062	94,990
4.00%, due 3/1/51	23,192	21,909
4.00%, due 5/1/52	502,356	474,989
4.50%, due 11/1/42	41,979	41,793
4.50%, due 10/1/44	126,198	123,549
4.50%, due 3/1/45	204,574	200,213
4.50%, due 3/1/48	106,337	103,398
4.50%, due 8/1/48	58,433	56,611
4.50%, due 6/1/49	16,756	16,266
4.50%, due 8/1/49	26,711	25,896
4.50%, due 1/1/50	37,412	36,173
4.50%, due 10/1/50	601,459	584,010
4.50%, due 12/1/50	809,740	784,646
4.50%, due 4/1/52	20,556	19,690
4.50%, due 4/1/52	29,611	28,369
4.50%, due 4/1/52	64,666	61,986
4.50%, due 4/1/52	76,820	74,013
4.50%, due 4/1/52	27,136	26,012
4.50%, due 4/1/52	36,549	35,036
4.50%, due 5/1/52	105,603	101,231
4.50%, due 7/1/52	396,049	380,923
4.50%, due 7/1/53	381,243	371,783
4.50%, due 8/1/53	328,862	320,497
5.00%, due 5/1/48	80,606	80,565
5.00%, due 10/1/52	157,555	155,508
5.00%, due 10/1/52	353,000	348,512
5.00%, due 1/1/53	204,129	201,534
5.00%, due 1/1/53	69,656	68,673
5.00%, due 2/1/53	83,372	82,312
5.00%, due 3/1/53	50,894	50,141
5.00%, due 4/1/53	99,048	97,628
5.00%, due 5/1/53	50,482	49,758
5.00%, due 6/1/53	71,964	70,788
5.00%, due 6/1/53	60,883	60,024
	Principal Amount	Value

Federal National Mortgage Association (Mortgage Pass-Through Securities) (continued)
UMBS, 30 Year (continued)
5.00%, due 8/1/53	$ 59,807	$ 59,005
5.00%, due 7/1/54	2,263,807	2,233,970
5.50%, due 3/1/53	13,250	13,356
5.50%, due 4/1/53	7,550	7,611
5.50%, due 5/1/53	7,161	7,248
5.50%, due 5/1/53	13,873	13,984
5.50%, due 6/1/53	30,089	30,456
5.50%, due 6/1/53	1,827,007	1,849,289
5.50%, due 7/1/53	86,344	87,398
5.50%, due 7/1/53	40,652	41,148
5.50%, due 7/1/53	3,829,127	3,865,377
5.50%, due 9/1/53	3,098,052	3,132,163
5.50%, due 11/1/53	503,697	511,805
5.50%, due 3/1/54	933,665	947,987
5.50%, due 3/1/54	2,630,638	2,633,572
5.50%, due 10/1/54	457,142	462,458
5.50%, due 12/1/54	1,753,199	1,755,155
6.00%, due 2/1/37	15,775	16,537
6.00%, due 1/1/54	1,221,151	1,263,393
6.00%, due 3/1/54	1,050,273	1,086,372
UMBS, Single Family, 30 Year TBA (k)
2.50%, due 7/25/55	7,056,000	5,849,217
3.00%, due 7/25/55	104,640	90,528
3.50%, due 7/25/55	403,867	363,563
5.00%, due 7/25/55	239,000	234,196
6.00%, due 7/25/55	692,561	703,727
		79,517,285
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
GNMA I, 30 Year
4.00%, due 1/15/45	307,464	293,282
4.50%, due 8/15/46	354,986	345,973
GNMA I, Single Family, 30 Year
4.00%, due 7/15/47	251,208	236,788
4.00%, due 8/15/47	31,613	29,962
4.00%, due 11/15/47	16,339	15,547
4.00%, due 12/15/47	56,507	53,224
GNMA II, 30 Year
2.50%, due 1/20/52	1,836,782	1,537,259
GNMA II, Single Family, 30 Year
2.50%, due 3/20/51	2,173,970	1,848,532
2.50%, due 7/15/55 TBA (k)	5,291,214	4,494,566
3.00%, due 11/20/46	1,711,636	1,534,807
3.00%, due 4/20/51	1,642,690	1,456,364
3.00%, due 7/20/51	1,109,303	982,582
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Government National Mortgage Association (Mortgage Pass-Through Securities) (continued)
GNMA II, Single Family, 30 Year (continued)
3.00%, due 8/20/51	$ 2,544,136	$ 2,253,106
3.50%, due 5/20/49	2,259,668	2,072,034
4.00%, due 8/20/47	13,179	12,322
4.00%, due 8/20/47	40,844	38,104
4.00%, due 8/20/47	12,752	11,907
4.00%, due 6/20/48	150,192	141,572
4.00%, due 7/15/55 TBA (k)	3,120,650	2,901,020
4.50%, due 2/20/48	30,729	29,998
4.50%, due 5/20/48	24,196	23,235
4.50%, due 5/20/48	57,531	55,238
5.00%, due 8/20/48	173,242	172,914
5.00%, due 7/15/55 TBA (k)	1,144,836	1,124,398
		21,664,734
United States Treasury Bonds 2.8%
U.S. Treasury Bonds
4.625%, due 2/15/55	17,929,000	17,452,761
5.00%, due 5/15/45	34,199,000	35,128,785
		52,581,546
United States Treasury Notes 5.0%
U.S. Treasury Notes
3.75%, due 4/30/27	10,754,000	10,752,320
3.875%, due 3/31/27	2,660,000	2,664,156
3.875%, due 5/31/27	3,190,000	3,197,476
3.875%, due 6/15/28	11,330,000	11,390,191
4.00%, due 5/31/30	50,588,600	51,078,677
4.125%, due 5/31/32	715,000	721,033
4.25%, due 5/15/35	14,994,200	15,017,628
		94,821,481
Total U.S. Government & Federal Agencies (Cost $290,804,437)		289,360,752
Total Long-Term Bonds (Cost $687,078,233)		688,629,226

	Shares

Common Stocks 62.7%
Aerospace & Defense 1.5%
GE Aerospace	71,043	18,285,758
Howmet Aerospace, Inc.	56,604	10,535,702
		28,821,460
	Shares	Value

Banks 1.5%
JPMorgan Chase & Co.	95,774	$ 27,765,840
Beverages 0.7%
Constellation Brands, Inc., Class A	27,237	4,430,915
Monster Beverage Corp. (l)	143,606	8,995,480
		13,426,395
Biotechnology 1.6%
AbbVie, Inc.	68,989	12,805,738
Amgen, Inc.	32,296	9,017,366
Vertex Pharmaceuticals, Inc. (l)	19,993	8,900,884
		30,723,988
Broadline Retail 3.0%
Amazon.com, Inc. (l)	259,158	56,856,674
Building Products 0.7%
Trane Technologies plc	29,769	13,021,258
Capital Markets 3.3%
Charles Schwab Corp. (The)	80,981	7,388,706
CME Group, Inc.	30,945	8,529,061
Goldman Sachs Group, Inc. (The)	19,970	14,133,768
Intercontinental Exchange, Inc.	50,278	9,224,505
Moody's Corp.	11,806	5,921,772
Morgan Stanley	115,425	16,258,765
		61,456,577
Chemicals 0.4%
Corteva, Inc.	97,564	7,271,445
Communications Equipment 0.4%
Motorola Solutions, Inc.	16,846	7,083,069
Consumer Finance 1.7%
American Express Co.	101,333	32,323,200
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	10,875	10,765,598
Electrical Equipment 0.7%
Eaton Corp. plc	37,151	13,262,536
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	135,808	13,411,040

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI VP Janus Henderson Balanced Portfolio

	Shares	Value
Common Stocks (continued)
Entertainment 2.3%
Netflix, Inc. (l)	16,865	$ 22,584,427
Walt Disney Co. (The)	174,575	21,649,046
		44,233,473
Financial Services 2.3%
Mastercard, Inc., Class A	78,722	44,237,041
Ground Transportation 0.9%
Uber Technologies, Inc. (l)	94,261	8,794,551
Union Pacific Corp.	33,461	7,698,707
		16,493,258
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	72,485	9,858,685
Intuitive Surgical, Inc. (l)	14,845	8,066,921
Stryker Corp.	29,704	11,751,794
		29,677,400
Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	22,968	8,799,041
UnitedHealth Group, Inc.	36,725	11,457,098
		20,256,139
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.	3,816	22,091,740
Chipotle Mexican Grill, Inc. (l)	166,753	9,363,181
Hilton Worldwide Holdings, Inc.	43,508	11,587,921
Royal Caribbean Cruises Ltd.	44,308	13,874,607
		56,917,449
Independent Power and Renewable Electricity Producers 0.3%
Vistra Corp.	30,626	5,935,625
Industrial REITs 0.4%
Prologis, Inc.	76,719	8,064,701
Insurance 1.8%
Marsh & McLennan Cos., Inc.	40,277	8,806,163
Progressive Corp. (The)	96,435	25,734,644
		34,540,807
Interactive Media & Services 4.9%
Alphabet, Inc., Class C	266,615	47,294,835
Meta Platforms, Inc., Class A	61,146	45,131,251
		92,426,086
	Shares	Value

IT Services 0.6%
Accenture plc, Class A	39,172	$ 11,708,119
Life Sciences Tools & Services 1.1%
Danaher Corp.	55,984	11,059,080
Thermo Fisher Scientific, Inc.	24,885	10,089,872
		21,148,952
Machinery 0.5%
Deere & Co.	18,022	9,164,007
Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	94,161	13,482,914
ConocoPhillips	96,352	8,646,628
		22,129,542
Pharmaceuticals 2.2%
Eli Lilly & Co.	29,183	22,749,024
Johnson & Johnson	79,783	12,186,853
Zoetis, Inc.	42,599	6,643,314
		41,579,191
Professional Services 0.4%
Automatic Data Processing, Inc.	24,225	7,470,990
Semiconductors & Semiconductor Equipment 9.1%
Broadcom, Inc.	134,995	37,211,372
KLA Corp.	16,717	14,974,085
Lam Research Corp.	135,570	13,196,384
NVIDIA Corp.	677,320	107,009,787
		172,391,628
Software 8.1%
Adobe, Inc. (l)	29,109	11,261,690
Cadence Design Systems, Inc. (l)	29,193	8,995,823
Intuit, Inc.	17,430	13,728,391
Microsoft Corp.	193,819	96,407,509
Oracle Corp.	62,090	13,574,736
ServiceNow, Inc. (l)	9,613	9,882,933
		153,851,082
Specialized REITs 0.1%
Equinix, Inc.	3,104	2,469,139
Specialty Retail 1.3%
Home Depot, Inc. (The)	43,087	15,797,418
TJX Cos., Inc. (The)	68,509	8,460,176
		24,257,594
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	209,120	$ 42,905,150
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	117,403	8,340,309
Total Common Stocks (Cost $671,299,842)		1,186,386,762
Short-Term Investments 1.8%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 4.201% (m)	33,509,511	33,509,511
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.368% (m)(n)	930,825	930,825
Total Short-Term Investments (Cost $34,440,336)		34,440,336
Total Investments (Cost $1,392,818,411)	100.9%	1,909,456,324
Other Assets, Less Liabilities	(0.9)	(16,694,260)
Net Assets	100.0%	$ 1,892,762,064

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of June 30, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of June 30, 2025.
(d)	Floating rate—Rate shown was the rate in effect as of June 30, 2025.
(e)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $324,748, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Restricted security. (See Note 5)
(g)	Delayed delivery security.
(h)	Fixed to floating rate—Rate shown was the rate in effect as of June 30, 2025.
(i)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $892,790. The Portfolio received cash collateral with a value of $930,825. (See Note 2(I))
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of June 30, 2025.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of June 30, 2025, the total net market value was $15,761,215, which represented 0.8% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Non-income producing security.
(m)	Current yield as of June 30, 2025.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 43,450	$ 168,240	$ (178,180)	$ —	$ —	$ 33,510	$ 852	$ —	33,510
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI VP Janus Henderson Balanced Portfolio

Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	321	September 2025	$ 66,620,633	$ 66,775,524	$ 154,891
U.S. Treasury 5 Year Notes	976	September 2025	105,248,169	106,384,000	1,135,831
U.S. Treasury Long Bonds	164	September 2025	18,426,661	18,936,875	510,214
U.S. Treasury Ultra Bonds	185	September 2025	21,538,303	22,038,125	499,822
Total Long Contracts					2,300,758
Short Contracts
U.S. Treasury 10 Year Notes	(96)	September 2025	(10,591,908)	(10,764,000)	(172,092)
U.S. Treasury 10 Year Ultra Bonds	(177)	September 2025	(20,218,450)	(20,225,016)	(6,566)
Total Short Contracts					(178,658)
Net Unrealized Appreciation					$ 2,122,100

1.	As of June 30, 2025, cash in the amount of $3,320,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 81,128,333	$ —	$ 81,128,333
Corporate Bonds	—	187,238,456	—	187,238,456
Loan Assignments	—	9,467,661	—	9,467,661
Mortgage-Backed Securities	—	121,434,024	—	121,434,024
U.S. Government & Federal Agencies	—	289,360,752	—	289,360,752
Total Long-Term Bonds	—	688,629,226	—	688,629,226
Common Stocks	1,186,386,762	—	—	1,186,386,762
Short-Term Investments
Affiliated Investment Company	33,509,511	—	—	33,509,511
Unaffiliated Investment Company	930,825	—	—	930,825
Total Short-Term Investments	34,440,336	—	—	34,440,336
Total Investments in Securities	1,220,827,098	688,629,226	—	1,909,456,324
Other Financial Instruments
Futures Contracts (b)	2,300,758	—	—	2,300,758
Total Investments in Securities and Other Financial Instruments	$ 1,223,127,856	$ 688,629,226	$ —	$ 1,911,757,082
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (178,658)	$ —	$ —	$ (178,658)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI VP Janus Henderson Balanced Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,359,308,900) including securities on loan of $892,790	$1,875,946,813
Investment in affiliated investment companies, at value (identified cost $33,509,511)	33,509,511
Cash	52,130
Cash denominated in foreign currencies (identified cost $4)	4
Cash collateral on deposit at broker for futures contracts	3,320,000
Receivables:
Dividends and interest	5,111,479
Portfolio shares sold	1,415,961
Investment securities sold	688,988
Variation margin on futures contracts	513,760
Securities lending	1,903
Other assets	13,920
Total assets	1,920,574,469
Liabilities
Cash collateral received for securities on loan	930,825
Payables:
Investment securities purchased	24,256,871
Portfolio shares redeemed	1,430,553
Manager (See Note 3)	814,422
NYLIFE Distributors (See Note 3)	300,449
Professional fees	41,332
Custodian	32,314
Shareholder communication	460
Trustees	215
Accrued expenses	4,964
Total liabilities	27,812,405
Net assets	$1,892,762,064
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$109,958
Additional paid-in-capital	1,181,426,482
1,181,536,440
Total distributable earnings (loss)	711,225,624
Net assets	$1,892,762,064
Initial Class
Net assets applicable to outstanding shares	$386,600,532
Shares of beneficial interest outstanding	22,266,569
Net asset value per share outstanding	$17.36
Service Class
Net assets applicable to outstanding shares	$1,506,161,532
Shares of beneficial interest outstanding	87,691,207
Net asset value per share outstanding	$17.18

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$16,379,238
Dividends-unaffiliated (net of foreign tax withholding of $2,865)	5,938,220
Dividends-affiliated	851,754
Securities lending, net	29,421
Total income	23,198,633
Expenses
Manager (See Note 3)	4,734,872
Distribution/Service—Service Class (See Note 3)	1,734,911
Professional fees	93,616
Custodian	80,946
Shareholder communication	67,641
Trustees	21,053
Miscellaneous	32,617
Total expenses	6,765,656
Net investment income (loss)	16,432,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	53,280,061
Futures transactions	(878,306)
Net realized gain (loss)	52,401,755
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	63,202,436
Futures contracts	4,070,817
Net change in unrealized appreciation (depreciation)	67,273,253
Net realized and unrealized gain (loss)	119,675,008
Net increase (decrease) in net assets resulting from operations	$136,107,985
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI VP Janus Henderson Balanced Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$16,432,977	$31,806,569
Net realized gain (loss)	52,401,755	94,936,060
Net change in unrealized appreciation (depreciation)	67,273,253	109,013,185
Net increase (decrease) in net assets resulting from operations	136,107,985	235,755,814
Distributions to shareholders:
Initial Class	—	(6,952,058)
Service Class	—	(22,217,889)
Total distributions to shareholders	—	(29,169,947)
Capital share transactions:
Net proceeds from sales of shares	125,701,008	224,613,437
Net asset value of shares issued to shareholders in reinvestment of distributions	—	29,169,947
Cost of shares redeemed	(125,068,720)	(237,177,389)
Increase (decrease) in net assets derived from capital share transactions	632,288	16,605,995
Net increase (decrease) in net assets	136,740,273	223,191,862
Net Assets
Beginning of period	1,756,021,791	1,532,829,929
End of period	$1,892,762,064	$1,756,021,791
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$16.09	$14.16	$12.95	$17.04	$15.21	$14.04
Net investment income (loss) (a)	0.17	0.32	0.30	0.21	0.17	0.22
Net realized and unrealized gain (loss)	1.10	1.91	1.65	(3.06)	2.42	1.74
Total from investment operations	1.27	2.23	1.95	(2.85)	2.59	1.96
Less distributions:
From net investment income	—	(0.30)	(0.20)	(0.17)	(0.22)	(0.27)
From net realized gain on investments	—	—	(0.54)	(1.07)	(0.54)	(0.52)
Total distributions	—	(0.30)	(0.74)	(1.24)	(0.76)	(0.79)
Net asset value at end of period	$17.36	$16.09	$14.16	$12.95	$17.04	$15.21
Total investment return (b)	7.89%	15.72%	15.52%	(16.39)%	17.35%	14.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.07%††	2.10%	2.18%	1.43%	1.03%	1.57%
Net expenses (c)	0.57%††	0.57%	0.57%	0.57%	0.57%	0.58%
Portfolio turnover rate	48%	122%	143%	197%	103%(d)	106%(d)
Net assets at end of period (in 000's)	$386,601	$377,172	$362,920	$348,495	$453,022	$416,712

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls were 60% and 95% for the years ended December 31, 2021 and 2020, respectively.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.94	$14.04	$12.84	$16.90	$15.10	$13.94
Net investment income (loss) (a)	0.14	0.28	0.26	0.17	0.12	0.18
Net realized and unrealized gain (loss)	1.10	1.88	1.65	(3.03)	2.41	1.74
Total from investment operations	1.24	2.16	1.91	(2.86)	2.53	1.92
Less distributions:
From net investment income	—	(0.26)	(0.17)	(0.13)	(0.19)	(0.24)
From net realized gain on investments	—	—	(0.54)	(1.07)	(0.54)	(0.52)
Total distributions	—	(0.26)	(0.71)	(1.20)	(0.73)	(0.76)
Net asset value at end of period	$17.18	$15.94	$14.04	$12.84	$16.90	$15.10
Total investment return (b)	7.75%	15.43%	15.23%	(16.60)%	17.06%	14.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.82%††	1.85%	1.93%	1.18%	0.77%	1.31%
Net expenses (c)	0.82%††	0.82%	0.82%	0.82%	0.82%	0.83%
Portfolio turnover rate	48%	122%	143%	197%	103%(d)	106%(d)
Net assets at end of period (in 000's)	$1,506,162	$1,378,850	$1,169,910	$1,021,306	$1,253,044	$1,042,214

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls were 60% and 95% for the years ended December 31, 2021 and 2020, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI VP Janus Henderson Balanced Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Janus Henderson Balanced Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

27

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect

28	NYLI VP Janus Henderson Balanced Portfolio

participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
29

Notes to Financial Statements (Unaudited) (continued)
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Loan Assignments, Participations and Commitments.  The Portfolio may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Portfolio records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Portfolio may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Portfolio may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lender. If the Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have

30	NYLI VP Janus Henderson Balanced Portfolio

established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Portfolio may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Dollar Rolls. The Portfolio may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio generally transfers MBS where the MBS are "to be announced," therefore, the Portfolio accounts for these transactions as purchases and sales.
When accounted for as purchase and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Portfolio at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Portfolio has sold a security it owns on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of June 30, 2025, are shown in the Portfolio of Investments.
(L) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
The Portfolio may invest in high-yield debt securities (sometimes called “junk bonds”), which are generally considered speculative by ratings agencies because they present a greater risk of loss, including default, than higher rated debt securities. These securities pay investors a premium—a higher interest rate or yield than investment grade debt securities—because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Investments in the Portfolio are not guaranteed, even though some of the Portfolio’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the
31

Notes to Financial Statements (Unaudited) (continued)
Portfolio’s investment. If interest rates rise, less of the debt may be prepaid and the Portfolio may lose money because the Portfolio may be unable to invest in higher yielding assets. The Portfolio is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Portfolio’s investments may include loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to repay the loan. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Portfolio’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
The Portfolio may invest in foreign securities, both debt and equity securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(M) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$2,300,758
Total Fair Value	$2,300,758

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(178,658)
Total Fair Value	$(178,658)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(878,306)
Total Net Realized Gain (Loss)	$(878,306)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$4,070,817
Total Net Change in Unrealized Appreciation (Depreciation)	$4,070,817

32	NYLI VP Janus Henderson Balanced Portfolio

Average Notional Amount	Total
Futures Contracts Long	$239,196,707
Futures Contracts Short	$(14,913,375)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Janus Henderson Investors US LLC (“Janus” or the “Subadvisor”), a registered investment adviser and wholly-owned subsidiary of Janus Henderson Group plc, doing business as Janus Henderson Investors, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Janus, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.55% up to $1 billion; 0.525% from $1 billion to $2 billion; and 0.515% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.54% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $4,734,872 and paid the Subadvisor fees in the amount of $2,220,461.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life
Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,393,467,213	$540,688,201	$(24,699,090)	$515,989,111
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$29,169,947
33

Notes to Financial Statements (Unaudited) (continued)
Note 5–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of June 30, 2025, restricted securities held by the Portfolio were as follows:
Security	Date of Acquisition	Principal Amount	Cost	6/30/25 Value	Percent of Net Assets
Libra Solutions LLC
Asset-Backed Securities 5.88%, due 9/30/38	9/27/24	$ 327,000	$ 326,951	$ 324,748	0.0% ‡

‡	Less than one-tenth of a percent.

Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 7–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of U.S. government securities were $376,263 and $317,753, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $493,097 and $525,320, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	259,525	$4,197,159
Shares redeemed	(1,430,426)	(23,239,730)
Net increase (decrease)	(1,170,901)	$(19,042,571)
Year ended December 31, 2024:
Shares sold	344,513	$5,374,990
Shares issued to shareholders in reinvestment of distributions	433,023	6,952,058
Shares redeemed	(2,962,912)	(45,743,691)
Net increase (decrease)	(2,185,376)	$(33,416,643)

34	NYLI VP Janus Henderson Balanced Portfolio

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	7,560,372	$121,503,849
Shares redeemed	(6,374,648)	(101,828,990)
Net increase (decrease)	1,185,724	$19,674,859
Year ended December 31, 2024:
Shares sold	14,267,484	$219,238,447
Shares issued to shareholders in reinvestment of distributions	1,396,412	22,217,889
Shares redeemed	(12,495,664)	(191,433,698)
Net increase (decrease)	3,168,232	$50,022,638
Note 11–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
35

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
36

NYLI VP MacKay Convertible Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Principal Amount	Value
Convertible Securities 97.1%
Convertible Bonds 87.7%
Automobile Components 1.2%
Patrick Industries, Inc.
1.75%, due 12/1/28	$ 12,453,000	$ 18,509,828
Automobiles 1.1%
Ford Motor Co.
(zero coupon), due 3/15/26	8,850,000	8,765,925
Rivian Automotive, Inc.
4.625%, due 3/15/29	8,137,000	8,294,654
		17,060,579
Beverages 0.3%
MGP Ingredients, Inc.
1.875%, due 11/15/41	4,558,000	4,313,008
Biotechnology 7.3%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27	5,744,000	7,475,816
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	16,585,000	15,673,590
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	13,325,000	12,472,200
Exact Sciences Corp.
2.00%, due 3/1/30 (a)	16,691,000	16,941,365
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	18,801,000	21,451,941
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28	12,349,000	13,005,040
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,041,000	21,381,806
		108,401,758
Broadline Retail 1.1%
Etsy, Inc.
0.125%, due 10/1/26	17,222,000	16,683,812
Commercial Services & Supplies 2.3%
Tetra Tech, Inc.
2.25%, due 8/15/28	30,569,000	34,504,759
Communications Equipment 1.4%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	14,515,000	15,052,055
1.50%, due 12/15/29	4,236,000	6,506,496
		21,558,551
	Principal Amount	Value

Construction & Engineering 0.9%
Fluor Corp.
1.125%, due 8/15/29	$ 10,096,000	$ 13,258,572
Consumer Finance 0.9%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (a)	12,436,000	12,700,265
Consumer Staples Distribution & Retail 1.6%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	15,164,000	23,671,004
Electric Utilities 2.1%
PG&E Corp.
4.25%, due 12/1/27	28,204,000	28,057,339
Southern Co. (The)
3.25%, due 6/15/28 (a)	3,035,000	3,057,763
		31,115,102
Electronic Equipment, Instruments & Components 3.6%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	19,979,000	24,032,739
Mirion Technologies, Inc.
0.25%, due 6/1/30 (a)	9,354,000	10,808,547
OSI Systems, Inc.
2.25%, due 8/1/29 (a)	13,671,000	18,578,889
		53,420,175
Energy Equipment & Services 0.4%
Oil States International, Inc.
4.75%, due 4/1/26	6,051,000	6,032,847
Entertainment 3.4%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	14,461,000	19,254,821
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (a)	14,525,000	15,832,250
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	14,595,000	15,200,693
		50,287,764
Financial Services 3.1%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (a)	11,989,000	12,702,345
Global Payments, Inc.
1.50%, due 3/1/31	13,765,000	12,360,970

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Principal Amount	Value
Convertible Bonds (continued)
Financial Services (continued)
Shift4 Payments, Inc.
0.50%, due 8/1/27	$ 19,960,000	$ 21,457,000
		46,520,315
Food Products 2.1%
Post Holdings, Inc.
2.50%, due 8/15/27	27,478,000	31,434,832
Ground Transportation 1.8%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	18,821,000	26,942,261
Health Care Equipment & Supplies 9.5%
CONMED Corp.
2.25%, due 6/15/27	6,043,000	5,740,654
DexCom, Inc.
0.375%, due 5/15/28	14,468,000	13,643,324
Haemonetics Corp.
(zero coupon), due 3/1/26	4,528,000	4,385,906
Integer Holdings Corp.
1.875%, due 3/15/30 (a)	26,747,000	27,923,868
iRhythm Technologies, Inc.
1.50%, due 9/1/29	15,134,000	19,454,757
Lantheus Holdings, Inc.
2.625%, due 12/15/27	25,213,000	32,089,845
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (a)	25,905,000	32,440,113
TransMedics Group, Inc.
1.50%, due 6/1/28	2,997,000	4,812,697
		140,491,164
Health Care REITs 2.5%
Welltower OP LLC
3.125%, due 7/15/29 (a)(b)	27,920,000	37,077,760
Health Care Technology 0.5%
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	7,689,000	7,110,813
Hotels, Restaurants & Leisure 3.7%
Carnival Corp.
5.75%, due 12/1/27	8,457,000	18,622,314
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	4,366,000	4,492,614
	Principal Amount	Value

Hotels, Restaurants & Leisure (continued)
DoorDash, Inc.
(zero coupon), due 5/15/30 (a)	$ 11,595,000	$ 12,590,493
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,758,000	2,687,671
NCL Corp. Ltd.
1.125%, due 2/15/27	17,380,000	17,119,300
		55,512,392
Household Durables 1.0%
Meritage Homes Corp.
1.75%, due 5/15/28	15,293,000	14,883,530
Household Products 0.5%
Spectrum Brands, Inc.
3.375%, due 6/1/29	8,174,000	7,450,601
Interactive Media & Services 0.9%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (a)	13,160,000	12,745,460
IT Services 3.9%
Akamai Technologies, Inc.
0.375%, due 9/1/27	19,295,000	18,759,564
Cloudflare, Inc.
(zero coupon), due 6/15/30 (a)	11,620,000	12,567,030
Okta, Inc.
0.125%, due 9/1/25	7,194,000	7,158,030
Snowflake, Inc.
(zero coupon), due 10/1/27 (a)	12,819,000	19,510,518
		57,995,142
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30 (a)	3,270,000	3,270,000
Machinery 0.7%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	9,472,000	10,088,154
Media 0.7%
Liberty Broadband Corp.
3.125%, due 3/31/53 (a)	9,771,000	9,840,332
Metals & Mining 0.7%
MP Materials Corp.
3.00%, due 3/1/30 (a)	6,389,000	11,088,110

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MacKay Convertible Portfolio

	Principal Amount	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels 2.9%
Kosmos Energy Ltd.
3.125%, due 3/15/30	$ 16,764,000	$ 11,270,874
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	13,890,000	14,532,413
Permian Resources Operating LLC
3.25%, due 4/1/28	7,345,000	17,778,572
		43,581,859
Pharmaceuticals 1.4%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	8,305,000	7,205,147
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,830,000	12,999,997
		20,205,144
Professional Services 0.9%
Parsons Corp.
2.625%, due 3/1/29	12,237,000	13,069,116
Semiconductors & Semiconductor Equipment 3.5%
Impinj, Inc.
1.125%, due 5/15/27	4,870,000	6,083,420
MKS, Inc.
1.25%, due 6/1/30	16,357,000	16,201,609
ON Semiconductor Corp.
(zero coupon), due 5/1/27	18,485,000	21,953,710
Synaptics, Inc.
0.75%, due 12/1/31 (a)	7,650,000	7,247,798
		51,486,537
Software 16.0%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,445,000	3,434,665
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (a)	14,520,000	12,287,550
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (a)	6,035,000	6,216,050
Datadog, Inc.
(zero coupon), due 12/1/29 (a)(b)	14,635,000	14,056,918
Dropbox, Inc.
(zero coupon), due 3/1/28	12,063,000	12,280,134
Five9, Inc.
1.00%, due 3/15/29	6,540,000	5,732,310
Guidewire Software, Inc.
1.25%, due 11/1/29 (a)	12,490,000	14,756,935
Life360, Inc.
(zero coupon), due 6/1/30 (a)	7,880,000	8,357,725
	Principal Amount	Value

Software (continued)
Nice Ltd.
(zero coupon), due 9/15/25	$ 26,187,000	$ 25,925,432
Nutanix, Inc.
0.25%, due 10/1/27	18,104,000	25,562,848
Progress Software Corp.
3.50%, due 3/1/30	12,268,000	14,249,282
Q2 Holdings, Inc.
0.75%, due 6/1/26	11,971,000	14,263,446
Rapid7, Inc.
1.25%, due 3/15/29	6,375,000	5,657,813
Rubrik, Inc.
(zero coupon), due 6/15/30 (a)	6,970,000	7,314,144
Tyler Technologies, Inc.
0.25%, due 3/15/26	15,238,000	18,803,692
Unity Software, Inc.
(zero coupon), due 3/15/30 (a)	11,474,000	11,755,113
Vertex, Inc.
0.75%, due 5/1/29	8,938,000	10,730,228
Workiva, Inc.
1.25%, due 8/15/28	8,290,000	7,699,338
Zscaler, Inc.
0.125%, due 7/1/25	9,088,000	18,603,136
		237,686,759
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	10,100,000	13,074,450
Technology Hardware, Storage & Peripherals 2.7%
Seagate HDD Cayman
3.50%, due 6/1/28	15,180,000	27,329,692
Western Digital Corp.
3.00%, due 11/15/28	7,380,000	13,265,550
		40,595,242
Total Convertible Bonds (Cost $1,194,167,952)		1,303,667,997

	Shares

Convertible Preferred Stocks 9.4%
Aerospace & Defense 1.5%
Boeing Co. (The)
6.00%	339,400	23,079,200
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Convertible Preferred Stocks (continued)
Capital Markets 0.7%
Ares Management Corp.
Series B
6.75% (b)	199,650	$ 10,581,450
Electric Utilities 1.3%
NextEra Energy, Inc.
6.926%	480,000	19,075,200
Financial Services 1.6%
Apollo Global Management, Inc.
6.75%	308,350	23,079,997
Machinery 0.7%
Chart Industries, Inc.
Series B
6.75%	172,700	10,431,080
Semiconductors & Semiconductor Equipment 1.1%
Microchip Technology, Inc.
7.50%	247,350	16,483,404
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.
7.625%	252,600	14,873,088
Trading Companies & Distributors 1.5%
QXO, Inc.
5.50% (c)	370,538	22,969,651
Total Convertible Preferred Stocks (Cost $119,576,966)		140,573,070
Total Convertible Securities (Cost $1,313,744,918)		1,444,241,067
	Shares	Value
Short-Term Investments 3.2%
Affiliated Investment Company 2.8%
NYLI U.S. Government Liquidity Fund, 4.201% (d)	41,353,810	$ 41,353,810
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.368% (d)(e)	5,753,570	5,753,570
Total Short-Term Investments (Cost $47,107,380)		47,107,380
Total Investments (Cost $1,360,852,298)	100.3%	1,491,348,447
Other Assets, Less Liabilities	(0.3)	(4,978,692)
Net Assets	100.0%	$ 1,486,369,755

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $5,627,792. The Portfolio received cash collateral with a value of $5,753,570. (See Note 2(G))
(c)	Non-income producing security.
(d)	Current yield as of June 30, 2025.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 37,190	$ 372,896	$ (368,732)	$ —	$ —	$ 41,354	$ 1,058	$ —	41,354
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MacKay Convertible Portfolio

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,303,667,997	$ —	$ 1,303,667,997
Convertible Preferred Stocks	140,573,070	—	—	140,573,070
Total Convertible Securities	140,573,070	1,303,667,997	—	1,444,241,067
Short-Term Investments
Affiliated Investment Company	41,353,810	—	—	41,353,810
Unaffiliated Investment Company	5,753,570	—	—	5,753,570
Total Short-Term Investments	47,107,380	—	—	47,107,380
Total Investments in Securities	$ 187,680,450	$ 1,303,667,997	$ —	$ 1,491,348,447

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,319,498,488) including securities on loan of $5,627,792	$1,449,994,637
Investment in affiliated investment companies, at value (identified cost $41,353,810)	41,353,810
Receivables:
Dividends and interest	4,932,866
Portfolio shares sold	1,008,860
Securities lending	10,624
Other assets	15,038
Total assets	1,497,315,835
Liabilities
Cash collateral received for securities on loan	5,753,570
Payables:
Investment securities purchased	3,270,000
Portfolio shares redeemed	984,174
Manager (See Note 3)	663,542
NYLIFE Distributors (See Note 3)	191,770
Professional fees	49,719
Custodian	13,639
Shareholder communication	8,364
Trustees	77
Accrued expenses	11,225
Total liabilities	10,946,080
Net assets	$1,486,369,755
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$94,520
Additional paid-in-capital	1,320,678,190
1,320,772,710
Total distributable earnings (loss)	165,597,045
Net assets	$1,486,369,755
Initial Class
Net assets applicable to outstanding shares	$541,886,995
Shares of beneficial interest outstanding	34,161,617
Net asset value per share outstanding	$15.86
Service Class
Net assets applicable to outstanding shares	$938,683,741
Shares of beneficial interest outstanding	59,987,967
Net asset value per share outstanding	$15.65
Service 2 Class
Net assets applicable to outstanding shares	$5,799,019
Shares of beneficial interest outstanding	370,464
Net asset value and offering price per share outstanding	$15.65

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MacKay Convertible Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Interest	$11,677,766
Dividends-unaffiliated	3,189,022
Dividends-affiliated	1,058,414
Securities lending, net	67,764
Total income	15,992,966
Expenses
Manager (See Note 3)	4,129,526
Distribution/Service—Service Class (See Note 3)	1,130,155
Distribution/Service—Service 2 Class (See Note 3)	7,230
Professional fees	90,527
Shareholder communication	61,891
Trustees	18,961
Custodian	18,484
Shareholder service (See Note 3)	2,892
Miscellaneous	31,358
Total expenses	5,491,024
Net investment income (loss)	10,501,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	58,964,599
Net change in unrealized appreciation (depreciation) on unaffiliated investments	19,617,449
Net realized and unrealized gain (loss)	78,582,048
Net increase (decrease) in net assets resulting from operations	$89,083,990
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$10,501,942	$22,683,338
Net realized gain (loss)	58,964,599	25,179,049
Net change in unrealized appreciation (depreciation)	19,617,449	92,223,683
Net increase (decrease) in net assets resulting from operations	89,083,990	140,086,070
Distributions to shareholders:
Initial Class	(18,380,335)	(41,703,959)
Service Class	(25,052,544)	(44,983,768)
Service 2 Class	(158,475)	(298,761)
Total distributions to shareholders	(43,591,354)	(86,986,488)
Capital share transactions:
Net proceeds from sales of shares	46,684,353	156,230,246
Net asset value of shares issued to shareholders in reinvestment of distributions	43,591,354	86,986,488
Cost of shares redeemed	(255,178,505)	(437,651,225)
Increase (decrease) in net assets derived from capital share transactions	(164,902,798)	(194,434,491)
Net increase (decrease) in net assets	(119,410,162)	(141,334,909)
Net Assets
Beginning of period	1,605,779,917	1,747,114,826
End of period	$1,486,369,755	$1,605,779,917
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MacKay Convertible Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.32	$14.84	$13.93	$18.68	$18.17	$13.60
Net investment income (loss) (a)	0.12	0.22	0.19	0.13	0.10	0.10
Net realized and unrealized gain (loss)	0.86	1.03	1.03	(2.49)	1.56	4.74
Total from investment operations	0.98	1.25	1.22	(2.36)	1.66	4.84
Less distributions:
From net investment income	(0.44)	(0.53)	(0.31)	(0.55)	(0.22)	(0.11)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.44)	(0.77)	(0.31)	(2.39)	(1.15)	(0.27)
Net asset value at end of period	$15.86	$15.32	$14.84	$13.93	$18.68	$18.17
Total investment return (b)	6.56%	8.64%	8.85%	(12.67)%	9.25%	36.04%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.55%††	1.46%	1.37%	0.82%	0.51%	0.70%
Net expenses (c)	0.58%††	0.57%	0.57%	0.57%	0.56%	0.61%
Portfolio turnover rate	25%	34%	38%	14%	41%	49%
Net assets at end of period (in 000's)	$541,887	$676,636	$833,553	$782,970	$946,696	$370,733

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.12	$14.66	$13.76	$18.48	$17.99	$13.47
Net investment income (loss) (a)	0.10	0.18	0.16	0.09	0.05	0.06
Net realized and unrealized gain (loss)	0.85	1.02	1.01	(2.46)	1.54	4.69
Total from investment operations	0.95	1.20	1.17	(2.37)	1.59	4.75
Less distributions:
From net investment income	(0.42)	(0.50)	(0.27)	(0.51)	(0.17)	(0.07)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.42)	(0.74)	(0.27)	(2.35)	(1.10)	(0.23)
Net asset value at end of period	$15.65	$15.12	$14.66	$13.76	$18.48	$17.99
Total investment return (b)	6.43%	8.37%	8.58%	(12.89)%	8.98%	35.70%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.30%††	1.21%	1.12%	0.57%	0.25%	0.44%
Net expenses (c)	0.83%††	0.82%	0.82%	0.82%	0.81%	0.86%
Portfolio turnover rate	25%	34%	38%	14%	41%	49%
Net assets at end of period (in 000's)	$938,684	$923,140	$905,663	$872,109	$1,129,151	$982,863

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class 2	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$15.13	$14.66	$13.76	$18.48	$18.00	$13.47
Net investment income (loss) (a)	0.09	0.16	0.14	0.08	0.03	0.05
Net realized and unrealized gain (loss)	0.84	1.03	1.02	(2.47)	1.53	4.70
Total from investment operations	0.93	1.19	1.16	(2.39)	1.56	4.75
Less distributions:
From net investment income	(0.41)	(0.48)	(0.26)	(0.49)	(0.15)	(0.06)
From net realized gain on investments	—	(0.24)	—	(1.84)	(0.93)	(0.16)
Total distributions	(0.41)	(0.72)	(0.26)	(2.33)	(1.08)	(0.22)
Net asset value at end of period	$15.65	$15.13	$14.66	$13.76	$18.48	$18.00
Total investment return (b)	6.37%	8.26%	8.47%	(12.97)%	8.87%	35.57%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.20%††	1.11%	1.02%	0.47%	0.16%	0.32%
Net expenses (c)	0.93%††	0.92%	0.92%	0.92%	0.91%	0.96%
Portfolio turnover rate	25%	34%	38%	14%	41%	49%
Net assets at end of period (in 000's)	$5,799	$6,004	$7,900	$6,774	$9,275	$8,196

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP MacKay Convertible Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MacKay Convertible Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Service 2 Class shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by participating insurance companies. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	October 1, 1996
Service Class	June 5, 2003
Service 2 Class	April 26, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, each of Service Class and Service 2 Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to such Class's shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class and Service 2 Class shares.
The Portfolio's investment objective is to seek capital appreciation together with current income.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation

13

Notes to Financial Statements (Unaudited) (continued)
Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain convertible preferred stocks may be valued utilizing evaluated prices based on market inputs obtained from the pricing vendor and are generally categorized as Level 2 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect

14	NYLI VP MacKay Convertible Portfolio

participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method. Premium associated with the conversion feature on a convertible bond is not amortized.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Portfolio may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans and shareholder service plans, further discussed in Note 3(B), which are charged directly to the Service Class and Service 2 Class shares, as applicable) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
15

Notes to Financial Statements (Unaudited) (continued)
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Debt and Convertible Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.60% up to $500 million; 0.55% from $500 million to $1 billion; 0.50% from $1 billion to $2 billion; and 0.49% from $2 billion to $5 billion; and 0.48% in excess of $5 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.55% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $4,129,526 and paid the Subadvisor fees in the amount of $2,064,763.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.

16	NYLI VP MacKay Convertible Portfolio

Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution, Service and Shareholder Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class and Service 2 Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class and Service 2 Class shares of the Portfolio.
The Board has adopted a shareholder services plan (the “Service Plan”) with respect to the Service 2 Class shares of the Portfolio. Under the terms of the Services Plan, the Portfolio is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to shareholders of the Service 2 Class shares, in connection with the administration of plans or programs that use Portfolio shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Service 2 Class shares.
(C) Transfer and Dividend Disbursing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investments, serves as the transfer agent and dividend disbursing agent for Service Class and Service 2 Class shares of the Portfolio. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distributor Solutions, Inc. (“SS&C”), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. During the six-month period ended June 30, 2025, all associated fees were paid by the Manager.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,371,899,396	$162,357,598	$(42,908,547)	$119,449,051
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $12,807,472, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$—	$12,807
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$60,164,987
Long-Term Capital Gains	26,821,501
Total	$86,986,488
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there
17

Notes to Financial Statements (Unaudited) (continued)
were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $359,126 and $559,236, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	153,902	$2,379,613
Shares issued to shareholders in reinvestment of distributions	1,241,171	18,380,335
Shares redeemed	(11,386,018)	(169,344,824)
Net increase (decrease)	(9,990,945)	$(148,584,876)
Year ended December 31, 2024:
Shares sold	3,769,997	$56,213,075
Shares issued to shareholders in reinvestment of distributions	2,770,936	41,703,959
Shares redeemed	(18,549,114)	(278,657,785)
Net increase (decrease)	(12,008,181)	$(180,740,751)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,904,008	$43,790,649
Shares issued to shareholders in reinvestment of distributions	1,713,387	25,052,544
Shares redeemed	(5,669,274)	(84,774,307)
Net increase (decrease)	(1,051,879)	$(15,931,114)
Year ended December 31, 2024:
Shares sold	6,701,034	$99,627,735
Shares issued to shareholders in reinvestment of distributions	3,023,641	44,983,768
Shares redeemed	(10,473,731)	(156,201,014)
Net increase (decrease)	(749,056)	$(11,589,511)

Service 2 Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	34,044	$514,091
Shares issued to shareholders in reinvestment of distributions	10,844	158,475
Shares redeemed	(71,288)	(1,059,374)
Net increase (decrease)	(26,400)	$(386,808)
Year ended December 31, 2024:
Shares sold	26,385	$389,436
Shares issued to shareholders in reinvestment of distributions	20,079	298,761
Shares redeemed	(188,476)	(2,792,426)
Net increase (decrease)	(142,012)	$(2,104,229)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI VP MacKay Convertible Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
19

NYLI VP PineStone International Equity Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 1.2%
Commonwealth Bank of Australia (Banks)	43,806	$ 5,326,512
Canada 2.9%
Canadian National Railway Co. (Ground Transportation)	120,218	12,507,481
Denmark 3.5%
Novo Nordisk A/S, Class B (Pharmaceuticals)	220,410	15,297,768
France 16.0%
Air Liquide SA (Chemicals)	32,131	6,628,823
Air Liquide SA, Loyalty Shares (Chemicals)	77,000	15,885,575
EssilorLuxottica SA (Health Care Equipment & Supplies)	68,053	18,669,970
L'Oreal SA (Personal Care Products)	2,867	1,226,255
L'Oreal SA, Loyalty Shares (Registered) (Personal Care Products)	28,000	11,975,982
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	28,341	14,842,651
		69,229,256
Germany 6.3%
Rational AG (Machinery)	8,728	7,320,177
SAP SE (Software)	65,485	19,913,189
		27,233,366
India 2.1%
HDFC Bank Ltd., ADR (Banks)	120,106	9,208,527
Japan 5.9%
Keyence Corp. (Electronic Equipment, Instruments & Components)	43,700	17,552,224
Shimano, Inc. (Leisure Products)	30,000	4,355,057
Unicharm Corp. (Household Products)	530,800	3,835,266
		25,742,547
Netherlands 4.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	25,143	20,068,613
Spain 3.5%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	178,399	15,021,172
	Shares	Value

Sweden 0.2%
Atlas Copco AB, Class A (Machinery)	54,500	$ 880,500
Switzerland 10.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	98,043	18,466,855
Geberit AG (Registered) (Building Products)	14,741	11,592,897
Schindler Holding AG (Machinery)	40,242	14,961,737
		45,021,489
Taiwan 8.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	161,733	36,630,907
United Kingdom 21.6%
Ashtead Group plc (Trading Companies & Distributors)	118,163	7,572,952
Diageo plc (Beverages)	346,962	8,705,985
Howden Joinery Group plc (Trading Companies & Distributors)	796,108	9,354,177
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	165,666	18,883,415
Intertek Group plc (Professional Services)	139,107	9,050,803
London Stock Exchange Group plc (Capital Markets)	175,437	25,610,526
Spirax Group plc (Machinery)	63,914	5,224,414
Unilever plc (Personal Care Products)	149,074	9,089,145
		93,491,417
United States 12.7%
Alcon AG (Health Care Equipment & Supplies)	124,538	11,018,423
Aon plc, Class A (Insurance)	29,632	10,571,512
Nestle SA (Registered) (Food Products)	188,486	18,726,261
S&P Global, Inc. (Capital Markets)	27,929	14,726,682
		55,042,878
Total Common Stocks (Cost $369,337,760)		430,702,433

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investment 0.5%
Affiliated Investment Company 0.5%
United States 0.5%
NYLI U.S. Government Liquidity Fund, 4.201% (a)	2,209,805	$ 2,209,805
Total Short-Term Investment (Cost $2,209,805)		2,209,805
Total Investments (Cost $371,547,565)	99.9%	432,912,238
Other Assets, Less Liabilities	0.1	438,067
Net Assets	100.0%	$ 433,350,305

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of June 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,249	$ 22,794	$ (24,833)	$ —	$ —	$ 2,210	$ 22	$ —	2,210
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 430,702,433	$ —	$ —	$ 430,702,433
Short-Term Investment
Affiliated Investment Company	2,209,805	—	—	2,209,805
Total Investments in Securities	$ 432,912,238	$ —	$ —	$ 432,912,238

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP PineStone International Equity Portfolio

Industry Diversification
	Value	Percent †^
Banks	$14,535,039	3.4%
Beverages	8,705,985	2.0
Building Products	11,592,897	2.7
Capital Markets	40,337,208	9.3
Chemicals	22,514,398	5.2
Electronic Equipment, Instruments & Components	17,552,224	4.0
Food Products	18,726,261	4.3
Ground Transportation	12,507,481	2.9
Health Care Equipment & Supplies	29,688,393	6.9
Hotels, Restaurants & Leisure	33,904,587	7.8
Household Products	3,835,266	0.9
Insurance	10,571,512	2.4
Leisure Products	4,355,057	1.0
Machinery	28,386,828	6.6
Personal Care Products	22,291,382	5.1
Pharmaceuticals	15,297,768	3.5
Professional Services	9,050,803	2.1
Semiconductors & Semiconductor Equipment	56,699,520	13.1
Software	19,913,189	4.6
Textiles, Apparel & Luxury Goods	33,309,506	7.7
Trading Companies & Distributors	16,927,129	3.9
	430,702,433	99.4
Short-Term Investment	2,209,805	0.5
Other Assets, Less Liabilities	438,067	0.1
Net Assets	$433,350,305	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $369,337,760)	$430,702,433
Investment in affiliated investment companies, at value (identified cost $2,209,805)	2,209,805
Cash denominated in foreign currencies (identified cost $70,799)	70,872
Receivables:
Dividends	1,680,012
Portfolio shares sold	323,765
Investment securities sold	960
Securities lending	167
Other assets	4,161
Total assets	434,992,175
Liabilities
Due to custodian	89,465
Payables:
Investment securities purchased	887,009
Manager (See Note 3)	283,091
Portfolio shares redeemed	277,846
Professional fees	42,943
NYLIFE Distributors (See Note 3)	42,927
Custodian	12,581
Shareholder communication	1,087
Trustees	30
Accrued expenses	4,891
Total liabilities	1,641,870
Net assets	$433,350,305
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$36,102
Additional paid-in-capital	459,500,917
459,537,019
Total distributable earnings (loss)	(26,186,714)
Net assets	$433,350,305
Initial Class
Net assets applicable to outstanding shares	$224,099,676
Shares of beneficial interest outstanding	18,489,782
Net asset value per share outstanding	$12.12
Service Class
Net assets applicable to outstanding shares	$209,250,629
Shares of beneficial interest outstanding	17,611,972
Net asset value per share outstanding	$11.88

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP PineStone International Equity Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $592,835)	$4,517,894
Dividends-affiliated	21,931
Securities lending, net	1,393
Total income	4,541,218
Expenses
Manager (See Note 3)	1,713,141
Distribution/Service—Service Class (See Note 3)	260,422
Professional fees	53,874
Custodian	25,307
Shareholder communication	16,431
Trustees	5,114
Miscellaneous	9,758
Total expenses	2,084,047
Net investment income (loss)	2,457,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	7,190,900
Foreign currency transactions	2,195
Net realized gain (loss)	7,193,095
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	26,327,183
Translation of other assets and liabilities in foreign currencies	164,379
Net change in unrealized appreciation (depreciation)	26,491,562
Net realized and unrealized gain (loss)	33,684,657
Net increase (decrease) in net assets resulting from operations	$36,141,828
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,457,171	$2,771,142
Net realized gain (loss)	7,193,095	13,901,812
Net change in unrealized appreciation (depreciation)	26,491,562	4,712,122
Net increase (decrease) in net assets resulting from operations	36,141,828	21,385,076
Distributions to shareholders:
Initial Class	—	(1,273,280)
Service Class	—	(738,017)
Total distributions to shareholders	—	(2,011,297)
Capital share transactions:
Net proceeds from sales of shares	16,252,323	55,583,289
Net asset value of shares issued to shareholders in reinvestment of distributions	—	2,011,297
Cost of shares redeemed	(53,501,537)	(114,459,649)
Increase (decrease) in net assets derived from capital share transactions	(37,249,214)	(56,865,063)
Net increase (decrease) in net assets	(1,107,386)	(37,491,284)
Net Assets
Beginning of period	434,457,691	471,948,975
End of period	$433,350,305	$434,457,691
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP PineStone International Equity Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.15	$10.73	$10.29	$17.98	$18.43	$16.21
Net investment income (loss) (a)	0.07	0.09	0.07	0.02	0.07	0.03
Net realized and unrealized gain (loss)	0.90	0.40	0.37	(5.06)	2.12	3.24
Total from investment operations	0.97	0.49	0.44	(5.04)	2.19	3.27
Less distributions:
From net investment income	—	(0.07)	—	(0.04)	(0.02)	(0.12)
From net realized gain on investments	—	—	—	(2.61)	(2.62)	(0.93)
Total distributions	—	(0.07)	—	(2.65)	(2.64)	(1.05)
Net asset value at end of period	$12.12	$11.15	$10.73	$10.29	$17.98	$18.43
Total investment return (b)	8.72%	4.51%	4.28%(c)	(26.45)%	12.24%	20.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.27%††	0.75%	0.65%	0.12%	0.37%	0.16%
Net expenses (d)	0.85%††	0.85%	0.92%	0.95%	0.93%	0.96%
Portfolio turnover rate	4%	9%	155%	102%	86%	135%
Net assets at end of period (in 000's)	$224,100	$226,203	$244,914	$205,666	$266,747	$245,101

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.94	$10.53	$10.12	$17.75	$18.24	$16.06
Net investment income (loss) (a)	0.06	0.05	0.04	(0.02)	0.02	(0.01)
Net realized and unrealized gain (loss)	0.88	0.40	0.37	(5.00)	2.11	3.20
Total from investment operations	0.94	0.45	0.41	(5.02)	2.13	3.19
Less distributions:
From net investment income	—	(0.04)	—	—	—	(0.08)
From net realized gain on investments	—	—	—	(2.61)	(2.62)	(0.93)
Total distributions	—	(0.04)	—	(2.61)	(2.62)	(1.01)
Net asset value at end of period	$11.88	$10.94	$10.53	$10.12	$17.75	$18.24
Total investment return (b)	8.59%	4.25%	4.05%(c)	(26.63)%	11.96%	20.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%††	0.46%	0.41%	(0.12)%	0.12%	(0.08)%
Net expenses (d)	1.10%††	1.10%	1.17%	1.20%	1.18%	1.21%
Portfolio turnover rate	4%	9%	155%	102%	86%	135%
Net assets at end of period (in 000's)	$209,251	$208,255	$227,035	$235,745	$321,135	$315,244

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP PineStone International Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1995
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP PineStone International Equity Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
11

Notes to Financial Statements (Unaudited) (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements.
The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution

12	NYLI VP PineStone International Equity Portfolio

and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio invests in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there
13

Notes to Financial Statements (Unaudited) (continued)
can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. PineStone Asset Management Inc. ("PineStone" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and PineStone, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,713,141 and paid the Subadvisor fees in the amount of $813,742.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$372,018,137	$91,743,813	$(30,849,712)	$60,894,101
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $99,664,712, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$53,654	$46,011
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$2,011,297
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with

14	NYLI VP PineStone International Equity Portfolio

an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $15,375 and $47,502, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	662,165	$7,742,770
Shares redeemed	(2,463,912)	(28,691,186)
Net increase (decrease)	(1,801,747)	$(20,948,416)
Year ended December 31, 2024:
Shares sold	3,431,513	$38,942,204
Shares issued to shareholders in reinvestment of distributions	107,196	1,273,280
Shares redeemed	(6,076,601)	(68,855,160)
Net increase (decrease)	(2,537,892)	$(28,639,676)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	751,086	$8,509,553
Shares redeemed	(2,172,851)	(24,810,351)
Net increase (decrease)	(1,421,765)	$(16,300,798)
Year ended December 31, 2024:
Shares sold	1,476,436	$16,641,085
Shares issued to shareholders in reinvestment of distributions	63,269	738,017
Shares redeemed	(4,066,536)	(45,604,489)
Net increase (decrease)	(2,526,831)	$(28,225,387)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
15

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP PineStone International Equity Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLI VP S&P 500 Index Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. (a)	7,210	$ 5,969,447
Boeing Co. (The) (a)	73,502	15,400,874
GE Aerospace	103,954	26,756,720
General Dynamics Corp.	24,557	7,162,295
Howmet Aerospace, Inc.	39,351	7,324,402
Huntington Ingalls Industries, Inc.	3,825	923,584
L3Harris Technologies, Inc.	18,224	4,571,308
Lockheed Martin Corp.	20,327	9,414,247
Northrop Grumman Corp.	13,189	6,594,236
RTX Corp.	130,232	19,016,477
Textron, Inc.	17,599	1,413,024
TransDigm Group, Inc.	5,475	8,325,504
		112,872,118
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	11,574	1,110,525
Expeditors International of Washington, Inc.	13,350	1,525,238
FedEx Corp.	21,488	4,884,437
United Parcel Service, Inc., Class B	71,525	7,219,734
		14,739,934
Automobile Components 0.0% ‡
Aptiv plc (a)	21,225	1,447,970
Automobiles 1.8%
Ford Motor Co.	380,736	4,130,985
General Motors Co.	93,723	4,612,109
Tesla, Inc. (a)	273,168	86,774,547
		95,517,641
Banks 3.5%
Bank of America Corp.	638,775	30,226,833
Citigroup, Inc.	182,071	15,497,883
Citizens Financial Group, Inc.	42,273	1,891,717
Fifth Third Bancorp	65,069	2,676,288
Huntington Bancshares, Inc.	142,013	2,380,138
JPMorgan Chase & Co.	270,912	78,540,098
KeyCorp	96,151	1,674,950
M&T Bank Corp.	15,647	3,035,362
PNC Financial Services Group, Inc. (The)	38,561	7,188,542
Regions Financial Corp.	87,630	2,061,058
Truist Financial Corp.	127,657	5,487,974
U.S. Bancorp	151,880	6,872,570
Wells Fargo & Co.	317,225	25,416,067
		182,949,480
	Shares	Value

Beverages 1.1%
Brown-Forman Corp., Class B	17,754	$ 477,760
Coca-Cola Co. (The)	377,607	26,715,696
Constellation Brands, Inc., Class A	14,922	2,427,511
Keurig Dr Pepper, Inc.	132,400	4,377,144
Molson Coors Beverage Co., Class B	16,702	803,199
Monster Beverage Corp. (a)	68,450	4,287,708
PepsiCo, Inc.	133,656	17,647,938
		56,736,956
Biotechnology 1.6%
AbbVie, Inc.	172,193	31,962,465
Amgen, Inc.	52,417	14,635,350
Biogen, Inc. (a)	14,284	1,793,927
Gilead Sciences, Inc.	121,261	13,444,207
Incyte Corp. (a)	15,662	1,066,582
Moderna, Inc. (a)	33,176	915,326
Regeneron Pharmaceuticals, Inc.	10,123	5,314,575
Vertex Pharmaceuticals, Inc. (a)	25,033	11,144,692
		80,277,124
Broadline Retail 4.0%
Amazon.com, Inc. (a)	921,065	202,072,449
eBay, Inc.	44,939	3,346,158
		205,418,607
Building Products 0.6%
A O Smith Corp.	11,331	742,974
Allegion plc	8,388	1,208,879
Builders FirstSource, Inc. (a)	10,773	1,257,101
Carrier Global Corp.	77,722	5,688,473
Johnson Controls International plc	64,148	6,775,312
Lennox International, Inc.	3,113	1,784,496
Masco Corp.	20,563	1,323,435
Trane Technologies plc	21,740	9,509,293
		28,289,963
Capital Markets 3.4%
Ameriprise Financial, Inc.	9,283	4,954,616
Bank of New York Mellon Corp. (The)	69,742	6,354,194
BlackRock, Inc.	14,196	14,895,153
Blackstone, Inc.	71,128	10,639,326
Cboe Global Markets, Inc.	10,208	2,380,608
Charles Schwab Corp. (The)	166,495	15,191,004
CME Group, Inc.	35,128	9,681,979
Coinbase Global, Inc., Class A (a)	20,608	7,222,898
FactSet Research Systems, Inc.	3,699	1,654,489
Franklin Resources, Inc.	30,225	720,866
Goldman Sachs Group, Inc. (The)	29,912	21,170,218
Intercontinental Exchange, Inc.	55,918	10,259,275

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Invesco Ltd.	43,629	$ 688,029
KKR & Co., Inc.	65,985	8,777,985
MarketAxess Holdings, Inc.	3,656	816,531
Moody's Corp.	15,082	7,564,980
Morgan Stanley	120,422	16,962,643
MSCI, Inc.	7,542	4,349,773
Nasdaq, Inc.	40,296	3,603,268
Northern Trust Corp.	18,964	2,404,446
Raymond James Financial, Inc.	17,701	2,714,802
S&P Global, Inc.	30,600	16,135,074
State Street Corp.	27,800	2,956,252
T. Rowe Price Group, Inc.	21,477	2,072,531
		174,170,940
Chemicals 1.2%
Air Products and Chemicals, Inc.	21,694	6,119,010
Albemarle Corp.	11,470	718,825
CF Industries Holdings, Inc.	15,793	1,452,956
Corteva, Inc.	66,499	4,956,170
Dow, Inc.	68,906	1,824,631
DuPont de Nemours, Inc.	40,796	2,798,198
Eastman Chemical Co.	11,255	840,298
Ecolab, Inc.	24,597	6,627,416
International Flavors & Fragrances, Inc.	24,935	1,833,969
Linde plc	45,887	21,529,263
LyondellBasell Industries NV, Class A	25,065	1,450,261
Mosaic Co. (The)	30,924	1,128,107
PPG Industries, Inc.	22,128	2,517,060
Sherwin-Williams Co. (The)	22,475	7,717,016
		61,513,180
Commercial Services & Supplies 0.6%
Cintas Corp.	33,458	7,456,784
Copart, Inc. (a)	85,701	4,205,348
Republic Services, Inc.	19,801	4,883,125
Rollins, Inc.	27,402	1,546,021
Veralto Corp.	24,162	2,439,154
Waste Management, Inc.	35,697	8,168,187
		28,698,619
Communications Equipment 0.9%
Arista Networks, Inc. (a)	100,393	10,271,208
Cisco Systems, Inc.	387,813	26,906,466
F5, Inc. (a)	5,599	1,647,898
Juniper Networks, Inc.	32,275	1,288,741
Motorola Solutions, Inc.	16,271	6,841,304
		46,955,617
	Shares	Value

Construction & Engineering 0.1%
Quanta Services, Inc.	14,447	$ 5,462,122
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,877	3,226,238
Vulcan Materials Co.	12,878	3,358,840
		6,585,078
Consumer Finance 0.6%
American Express Co.	53,953	17,209,928
Capital One Financial Corp.	62,352	13,266,012
Synchrony Financial	37,107	2,476,521
		32,952,461
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	43,251	42,815,895
Dollar General Corp.	21,441	2,452,421
Dollar Tree, Inc. (a)	19,257	1,907,213
Kroger Co. (The)	59,716	4,283,429
Sysco Corp.	47,255	3,579,094
Target Corp.	44,292	4,369,406
Walgreens Boots Alliance, Inc.	69,966	803,210
Walmart, Inc.	421,170	41,182,002
		101,392,670
Containers & Packaging 0.2%
Amcor plc	223,372	2,052,789
Avery Dennison Corp.	7,621	1,337,257
Ball Corp.	27,043	1,516,842
International Paper Co.	51,461	2,409,919
Packaging Corp. of America	8,709	1,641,211
Smurfit WestRock plc	48,343	2,086,000
		11,044,018
Distributors 0.1%
Genuine Parts Co.	13,530	1,641,324
LKQ Corp.	25,165	931,357
Pool Corp.	3,665	1,068,274
		3,640,955
Diversified Telecommunication Services 0.7%
AT&T, Inc.	701,443	20,299,760
Verizon Communications, Inc.	410,985	17,783,321
		38,083,081
Electric Utilities 1.5%
Alliant Energy Corp.	25,041	1,514,229
American Electric Power Co., Inc.	52,074	5,403,198
Constellation Energy Corp.	30,553	9,861,286
Duke Energy Corp.	75,769	8,940,742

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Electric Utilities (continued)
Edison International	37,508	$ 1,935,413
Entergy Corp.	43,510	3,616,551
Evergy, Inc.	22,430	1,546,100
Eversource Energy	35,813	2,278,423
Exelon Corp.	98,412	4,273,049
FirstEnergy Corp.	50,074	2,015,979
NextEra Energy, Inc.	200,680	13,931,206
NRG Energy, Inc.	19,059	3,060,494
PG&E Corp.	214,235	2,986,436
Pinnacle West Capital Corp.	11,639	1,041,341
PPL Corp.	72,065	2,442,283
Southern Co. (The)	107,138	9,838,483
Xcel Energy, Inc.	56,224	3,828,855
		78,514,068
Electrical Equipment 0.9%
AMETEK, Inc.	22,507	4,072,867
Eaton Corp. plc	38,145	13,617,384
Emerson Electric Co.	54,834	7,311,017
GE Vernova, Inc.	26,606	14,078,565
Generac Holdings, Inc. (a)	5,759	824,746
Hubbell, Inc.	5,203	2,124,957
Rockwell Automation, Inc.	10,988	3,649,884
		45,679,420
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	117,914	11,644,007
CDW Corp.	12,837	2,292,560
Corning, Inc.	75,142	3,951,718
Jabil, Inc.	10,474	2,284,379
Keysight Technologies, Inc. (a)	16,846	2,760,386
Ralliant Corp. (a)	11,044	535,524
TE Connectivity plc	28,908	4,875,912
Teledyne Technologies, Inc. (a)	4,568	2,340,232
Trimble, Inc. (a)	23,258	1,767,143
Zebra Technologies Corp., Class A (a)	4,957	1,528,540
		33,980,401
Energy Equipment & Services 0.2%
Baker Hughes Co.	96,580	3,702,877
Halliburton Co.	83,807	1,707,987
Schlumberger NV	132,592	4,481,609
		9,892,473
Entertainment 1.8%
Electronic Arts, Inc.	22,245	3,552,527
Live Nation Entertainment, Inc. (a)	15,364	2,324,266
Netflix, Inc. (a)	41,486	55,555,147
	Shares	Value

Entertainment (continued)
Take-Two Interactive Software, Inc. (a)	16,516	$ 4,010,911
TKO Group Holdings, Inc.	6,534	1,188,861
Walt Disney Co. (The)	175,248	21,732,504
Warner Bros Discovery, Inc. (a)	219,472	2,515,149
		90,879,365
Financial Services 4.3%
Apollo Global Management, Inc.	44,011	6,243,840
Berkshire Hathaway, Inc., Class B (a)	178,756	86,834,302
Corpay, Inc. (a)	6,872	2,280,267
Fidelity National Information Services, Inc.	51,217	4,169,576
Fiserv, Inc. (a)	54,047	9,318,243
Global Payments, Inc.	23,774	1,902,871
Jack Henry & Associates, Inc.	7,098	1,278,847
Mastercard, Inc., Class A	79,071	44,433,158
PayPal Holdings, Inc. (a)	94,805	7,045,908
Visa, Inc., Class A	166,791	59,219,144
		222,726,156
Food Products 0.6%
Archer-Daniels-Midland Co.	46,835	2,471,951
Bunge Global SA	13,102	1,051,828
Campbell's Co. (The)	19,185	588,020
Conagra Brands, Inc.	46,534	952,551
General Mills, Inc.	53,381	2,765,670
Hershey Co. (The)	14,426	2,393,995
Hormel Foods Corp.	28,412	859,463
J M Smucker Co. (The)	10,374	1,018,727
Kellanova	26,209	2,084,402
Kraft Heinz Co. (The)	84,223	2,174,638
Lamb Weston Holdings, Inc.	13,756	713,249
McCormick & Co., Inc. (Non-Voting)	24,632	1,867,598
Mondelez International, Inc., Class A	126,221	8,512,344
Tyson Foods, Inc., Class A	27,902	1,560,838
		29,015,274
Gas Utilities 0.0% ‡
Atmos Energy Corp.	15,484	2,386,239
Ground Transportation 0.9%
CSX Corp.	183,125	5,975,369
JB Hunt Transport Services, Inc.	7,639	1,096,960
Norfolk Southern Corp.	21,977	5,625,453
Old Dominion Freight Line, Inc.	18,128	2,942,174
Uber Technologies, Inc. (a)	203,852	19,019,392
Union Pacific Corp.	58,243	13,400,549
		48,059,897
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	169,603	$ 23,067,705
Align Technology, Inc. (a)	6,642	1,257,530
Baxter International, Inc.	50,025	1,514,757
Becton Dickinson & Co.	27,939	4,812,493
Boston Scientific Corp. (a)	144,220	15,490,670
Cooper Cos., Inc. (The) (a)	19,495	1,387,264
DexCom, Inc. (a)	38,224	3,336,573
Edwards Lifesciences Corp. (a)	57,183	4,472,282
GE HealthCare Technologies, Inc.	44,636	3,306,189
Hologic, Inc. (a)	21,723	1,415,471
IDEXX Laboratories, Inc. (a)	7,840	4,204,906
Insulet Corp. (a)	6,860	2,155,275
Intuitive Surgical, Inc. (a)	34,939	18,986,202
Medtronic plc	125,025	10,898,429
ResMed, Inc.	14,294	3,687,852
Solventum Corp. (a)	13,493	1,023,309
STERIS plc	9,578	2,300,827
Stryker Corp.	33,529	13,265,078
Zimmer Biomet Holdings, Inc.	19,287	1,759,167
		118,341,979
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	23,267	3,908,856
Cencora, Inc.	16,816	5,042,278
Centene Corp. (a)	48,507	2,632,960
Cigna Group (The)	26,042	8,608,964
CVS Health Corp.	123,317	8,506,407
DaVita, Inc. (a)	4,048	576,638
Elevance Health, Inc.	22,025	8,566,844
HCA Healthcare, Inc.	16,885	6,468,643
Henry Schein, Inc. (a)	11,866	866,811
Humana, Inc.	11,765	2,876,307
Labcorp Holdings, Inc.	8,159	2,141,819
McKesson Corp.	12,196	8,936,985
Molina Healthcare, Inc. (a)	5,284	1,574,104
Quest Diagnostics, Inc.	10,882	1,954,734
UnitedHealth Group, Inc.	88,430	27,587,507
Universal Health Services, Inc., Class B	5,575	1,009,911
		91,259,768
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	15,008	1,090,031
Healthpeak Properties, Inc.	67,724	1,185,847
Ventas, Inc.	43,994	2,778,221
Welltower, Inc.	60,561	9,310,043
		14,364,142
	Shares	Value

Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	67,625	$ 1,038,720
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A (a)	42,074	5,568,073
Booking Holdings, Inc.	3,172	18,363,469
Caesars Entertainment, Inc. (a)	20,318	576,828
Carnival Corp. (a)	102,351	2,878,110
Chipotle Mexican Grill, Inc. (a)	131,344	7,374,966
Darden Restaurants, Inc.	11,408	2,486,602
Domino's Pizza, Inc.	3,338	1,504,103
DoorDash, Inc., Class A (a)	33,423	8,239,104
Expedia Group, Inc.	11,854	1,999,533
Hilton Worldwide Holdings, Inc.	23,172	6,171,630
Las Vegas Sands Corp.	33,063	1,438,571
Marriott International, Inc., Class A	22,161	6,054,607
McDonald's Corp.	69,703	20,365,125
MGM Resorts International (a)	20,163	693,406
Norwegian Cruise Line Holdings Ltd. (a)	43,556	883,316
Royal Caribbean Cruises Ltd.	24,354	7,626,211
Starbucks Corp.	110,779	10,150,680
Wynn Resorts Ltd.	8,566	802,377
Yum! Brands, Inc.	27,097	4,015,233
		107,191,944
Household Durables 0.3%
DR Horton, Inc.	26,950	3,474,394
Garmin Ltd.	15,015	3,133,931
Lennar Corp., Class A	22,634	2,503,547
Mohawk Industries, Inc. (a)	5,059	530,386
NVR, Inc. (a)	285	2,104,913
PulteGroup, Inc.	19,538	2,060,477
		13,807,648
Household Products 1.0%
Church & Dwight Co., Inc.	24,008	2,307,409
Clorox Co. (The)	12,015	1,442,641
Colgate-Palmolive Co.	79,002	7,181,282
Kimberly-Clark Corp.	32,346	4,170,046
Procter & Gamble Co. (The)	228,551	36,412,745
		51,514,123
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	69,398	730,067
Vistra Corp.	33,079	6,411,041
		7,141,108
Industrial Conglomerates 0.4%
3M Co.	52,463	7,986,967

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	62,650	$ 14,589,932
		22,576,899
Industrial REITs 0.2%
Prologis, Inc.	90,456	9,508,735
Insurance 2.0%
Aflac, Inc.	47,433	5,002,284
Allstate Corp. (The)	25,815	5,196,818
American International Group, Inc.	56,182	4,808,617
Aon plc, Class A	21,050	7,509,798
Arch Capital Group Ltd.	36,383	3,312,672
Arthur J. Gallagher & Co.	24,965	7,991,796
Assurant, Inc.	4,943	976,193
Brown & Brown, Inc.	23,190	2,571,075
Chubb Ltd.	36,329	10,525,238
Cincinnati Financial Corp.	15,237	2,269,094
Erie Indemnity Co., Class A	2,431	843,047
Everest Group Ltd.	4,146	1,409,018
Globe Life, Inc.	8,027	997,676
Hanover Insurance Group, Inc. (The)	27,695	3,513,665
Loews Corp.	16,967	1,555,195
Marsh & McLennan Cos., Inc.	48,032	10,501,716
MetLife, Inc.	54,969	4,420,607
Principal Financial Group, Inc.	20,122	1,598,290
Progressive Corp. (The)	57,146	15,249,982
Prudential Financial, Inc.	34,509	3,707,647
Travelers Cos., Inc. (The)	22,086	5,908,888
W R Berkley Corp.	29,215	2,146,426
Willis Towers Watson plc	9,665	2,962,323
		104,978,065
Interactive Media & Services 6.5%
Alphabet, Inc.
Class A	567,346	99,983,386
Class C	457,653	81,183,066

Match Group, Inc.	23,905	738,425
Meta Platforms, Inc., Class A	211,648	156,215,272
		338,120,149
IT Services 1.1%
Accenture plc, Class A	61,026	18,240,061
Akamai Technologies, Inc. (a)(b)	14,252	1,136,739
Cognizant Technology Solutions Corp., Class A	48,053	3,749,576
EPAM Systems, Inc. (a)	5,523	976,577
Gartner, Inc. (a)	7,503	3,032,863
	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A (a)	13,890	$ 2,501,033
International Business Machines Corp.	90,600	26,707,068
VeriSign, Inc.	7,872	2,273,434
		58,617,351
Leisure Products 0.0% ‡
Hasbro, Inc.	12,840	947,849
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	27,792	3,279,734
Bio-Techne Corp.	15,282	786,259
Charles River Laboratories International, Inc. (a)	4,788	726,483
Danaher Corp.	62,091	12,265,456
IQVIA Holdings, Inc. (a)	16,021	2,524,749
Mettler-Toledo International, Inc. (a)	2,026	2,379,983
Revvity, Inc.	11,490	1,111,313
Thermo Fisher Scientific, Inc.	36,799	14,920,523
Waters Corp. (a)	5,801	2,024,781
West Pharmaceutical Services, Inc.	7,004	1,532,475
		41,551,756
Machinery 1.5%
Caterpillar, Inc.	45,847	17,798,264
Cummins, Inc.	13,429	4,397,998
Deere & Co.	24,606	12,511,905
Dover Corp.	13,365	2,448,869
Fortive Corp.	33,132	1,727,171
IDEX Corp.	7,364	1,292,897
Illinois Tool Works, Inc.	25,992	6,426,522
Ingersoll Rand, Inc.	39,330	3,271,469
Nordson Corp.	5,271	1,129,944
Otis Worldwide Corp.	38,474	3,809,696
PACCAR, Inc.	51,174	4,864,600
Parker-Hannifin Corp.	12,456	8,700,142
Pentair plc	16,038	1,646,461
Snap-on, Inc.	5,097	1,586,084
Stanley Black & Decker, Inc.	15,082	1,021,806
Westinghouse Air Brake Technologies Corp.	16,682	3,492,377
Xylem, Inc.	23,722	3,068,678
		79,194,883
Media 0.4%
Charter Communications, Inc., Class A (a)	9,304	3,803,568
Comcast Corp., Class A	363,049	12,957,219
Fox Corp.
Class A	20,833	1,167,481
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
Fox Corp. (continued)
Class B	12,860	$ 663,962

Interpublic Group of Cos., Inc. (The)	36,043	882,333
News Corp.
Class A	36,771	1,092,834
Class B	10,865	372,778

Omnicom Group, Inc.	19,020	1,368,299
Paramount Global, Class B	58,663	756,753
		23,065,227
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	140,004	6,069,173
Newmont Corp.	108,497	6,321,035
Nucor Corp.	22,494	2,913,873
Steel Dynamics, Inc.	13,459	1,722,887
		17,026,968
Multi-Utilities 0.6%
Ameren Corp.	26,347	2,530,366
CenterPoint Energy, Inc.	63,629	2,337,729
CMS Energy Corp.	29,159	2,020,135
Consolidated Edison, Inc.	35,122	3,524,493
Dominion Energy, Inc.	83,132	4,698,621
DTE Energy Co.	20,229	2,679,533
NiSource, Inc.	45,885	1,851,001
Public Service Enterprise Group, Inc.	48,643	4,094,768
Sempra	63,575	4,817,078
WEC Energy Group, Inc.	31,110	3,241,662
		31,795,386
Office REITs 0.0% ‡
BXP, Inc.	14,199	958,007
Oil, Gas & Consumable Fuels 2.8%
APA Corp.	35,176	643,369
Chevron Corp.	158,325	22,670,557
ConocoPhillips	123,062	11,043,584
Coterra Energy, Inc.	74,404	1,888,374
Devon Energy Corp.	62,593	1,991,083
Diamondback Energy, Inc.	18,228	2,504,527
EOG Resources, Inc.	53,205	6,363,850
EQT Corp.	58,355	3,403,264
Expand Energy Corp.	21,111	2,468,720
Exxon Mobil Corp.	420,148	45,291,954
Hess Corp.	27,026	3,744,182
Kinder Morgan, Inc.	188,451	5,540,459
Marathon Petroleum Corp.	29,948	4,974,662
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	69,074	$ 2,901,799
ONEOK, Inc.	60,890	4,970,451
Phillips 66	39,718	4,738,357
Targa Resources Corp.	21,147	3,681,270
Texas Pacific Land Corp.	1,837	1,940,588
Valero Energy Corp.	30,532	4,104,112
Williams Cos., Inc. (The)	119,026	7,476,023
		142,341,185
Passenger Airlines 0.1%
Delta Air Lines, Inc.	63,651	3,130,356
Southwest Airlines Co. (b)	55,552	1,802,107
United Airlines Holdings, Inc. (a)	31,838	2,535,260
		7,467,723
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	22,831	1,844,745
Kenvue, Inc.	187,157	3,917,196
		5,761,941
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	198,384	9,183,195
Eli Lilly & Co.	76,682	59,775,920
Johnson & Johnson	234,549	35,827,360
Merck & Co., Inc.	244,781	19,376,864
Pfizer, Inc.	554,222	13,434,341
Viatris, Inc.	114,138	1,019,252
Zoetis, Inc.	43,400	6,768,230
		145,385,162
Professional Services 0.6%
Automatic Data Processing, Inc.	39,570	12,203,388
Broadridge Financial Solutions, Inc.	11,451	2,782,936
Dayforce, Inc. (a)(b)	15,586	863,309
Equifax, Inc.	12,107	3,140,193
Jacobs Solutions, Inc.	11,704	1,538,491
Leidos Holdings, Inc.	12,543	1,978,784
Paychex, Inc.	31,250	4,545,625
Paycom Software, Inc.	4,751	1,099,381
Verisk Analytics, Inc.	13,636	4,247,614
		32,399,721
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,625	4,010,935
CoStar Group, Inc. (a)	41,126	3,306,530
		7,317,465
Residential REITs 0.2%
AvalonBay Communities, Inc.	13,861	2,820,714
Camden Property Trust	10,415	1,173,666

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP S&P 500 Index Portfolio

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Equity Residential	33,334	$ 2,249,712
Essex Property Trust, Inc.	6,276	1,778,618
Invitation Homes, Inc.	55,569	1,822,663
Mid-America Apartment Communities, Inc.	11,411	1,688,942
UDR, Inc.	29,389	1,199,953
		12,734,268
Retail REITs 0.3%
Federal Realty Investment Trust	7,568	718,884
Kimco Realty Corp.	65,946	1,386,185
Realty Income Corp.	88,034	5,071,639
Regency Centers Corp.	15,926	1,134,409
Simon Property Group, Inc.	29,911	4,808,492
		13,119,609
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices, Inc. (a)	158,058	22,428,430
Analog Devices, Inc.	48,349	11,508,029
Applied Materials, Inc.	79,199	14,498,961
Broadcom, Inc.	458,356	126,345,831
Enphase Energy, Inc. (a)	12,790	507,124
First Solar, Inc. (a)	10,454	1,730,555
Intel Corp.	425,217	9,524,861
KLA Corp.	12,891	11,546,984
Lam Research Corp.	124,691	12,137,422
Microchip Technology, Inc.	52,428	3,689,358
Micron Technology, Inc.	108,943	13,427,225
Monolithic Power Systems, Inc.	4,667	3,413,350
NVIDIA Corp.	2,377,352	375,597,843
NXP Semiconductors NV	24,627	5,380,753
ON Semiconductor Corp. (a)	40,736	2,134,974
QUALCOMM, Inc.	106,956	17,033,813
Skyworks Solutions, Inc.	14,635	1,090,600
Teradyne, Inc.	15,638	1,406,169
Texas Instruments, Inc.	88,560	18,386,827
		651,789,109
Software 11.3%
Adobe, Inc. (a)	41,547	16,073,703
ANSYS, Inc. (a)	8,570	3,009,955
Autodesk, Inc. (a)	20,856	6,456,392
Cadence Design Systems, Inc. (a)	26,617	8,202,029
Crowdstrike Holdings, Inc., Class A (a)	24,280	12,366,047
Fair Isaac Corp. (a)	2,373	4,337,749
Fortinet, Inc. (a)	61,930	6,547,240
Gen Digital, Inc.	53,206	1,564,256
Intuit, Inc.	27,252	21,464,493
	Shares	Value

Software (continued)
Microsoft Corp.	724,541	$ 360,393,939
Oracle Corp.	158,550	34,663,786
Palantir Technologies, Inc., Class A (a)	207,357	28,266,906
Palo Alto Networks, Inc. (a)	64,543	13,208,080
PTC, Inc. (a)	11,693	2,015,172
Roper Technologies, Inc.	10,481	5,941,050
Salesforce, Inc.	93,532	25,505,241
ServiceNow, Inc. (a)	20,179	20,745,626
Synopsys, Inc. (a)	15,073	7,727,626
Tyler Technologies, Inc. (a)	4,204	2,492,299
Workday, Inc., Class A (a)	21,118	5,068,320
		586,049,909
Specialized REITs 0.9%
American Tower Corp.	45,635	10,086,248
Crown Castle, Inc.	42,449	4,360,786
Digital Realty Trust, Inc.	30,861	5,379,998
Equinix, Inc.	9,536	7,585,602
Extra Space Storage, Inc.	20,687	3,050,091
Iron Mountain, Inc.	28,762	2,950,118
Public Storage	15,391	4,516,027
SBA Communications Corp.	10,475	2,459,949
VICI Properties, Inc.	103,010	3,358,126
Weyerhaeuser Co.	70,701	1,816,309
		45,563,254
Specialty Retail 1.7%
AutoZone, Inc. (a)	1,631	6,054,647
Best Buy Co., Inc.	18,778	1,260,567
CarMax, Inc. (a)	14,850	998,068
Home Depot, Inc. (The)	96,890	35,523,750
Lowe's Cos., Inc.	54,561	12,105,449
O'Reilly Automotive, Inc. (a)	83,331	7,510,623
Ross Stores, Inc.	32,055	4,089,577
TJX Cos., Inc. (The)	108,838	13,440,405
Tractor Supply Co.	51,685	2,727,417
Ulta Beauty, Inc. (a)	4,401	2,058,876
Williams-Sonoma, Inc.	11,984	1,957,826
		87,727,205
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. (c)	1,455,977	298,722,801
Dell Technologies, Inc., Class C	29,204	3,580,410
Hewlett Packard Enterprise Co.	128,050	2,618,623
HP, Inc.	91,897	2,247,801
NetApp, Inc.	19,829	2,112,780
Seagate Technology Holdings plc	20,687	2,985,755
Super Micro Computer, Inc. (a)	50,034	2,452,166
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	34,009	$ 2,176,236
		316,896,572
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp. (a)	14,795	1,524,921
Lululemon Athletica, Inc. (a)	10,776	2,560,162
NIKE, Inc., Class B	114,844	8,158,518
Ralph Lauren Corp.	3,888	1,066,400
Tapestry, Inc.	20,246	1,777,801
		15,087,802
Tobacco 0.7%
Altria Group, Inc.	164,204	9,627,281
Philip Morris International, Inc.	151,733	27,635,131
		37,262,412
Trading Companies & Distributors 0.3%
Fastenal Co.	111,836	4,697,112
United Rentals, Inc.	6,336	4,773,542
WW Grainger, Inc.	4,261	4,432,463
		13,903,117
Water Utilities 0.1%
American Water Works Co., Inc.	19,010	2,644,481
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	46,488	11,076,231
Total Common Stocks (d) (Cost $1,315,122,696)		5,117,409,700

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)(e)	4,165	4,248
Total Rights (Cost $4,248)		4,248

	Shares

Short-Term Investments 1.2%
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.368% (f)(g)	2,911,241	2,911,241

	Principal Amount	Value

U.S. Treasury Debt 1.1%
U.S. Treasury Bills
4.25%, due 9/23/25 (c)(h)	$ 59,500,000	$ 58,915,893
Total Short-Term Investments (Cost $61,828,393)		61,827,134
Total Investments (Cost $1,376,955,337)	100.0%	5,179,241,082
Other Assets, Less Liabilities	0.0‡	68,488
Net Assets	100.0%	$ 5,179,309,570

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $2,860,781. The Portfolio received cash collateral with a value of $2,911,241. (See Note 2(I))
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Portfolio’s net assets.
(e)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $4,248, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(f)	Current yield as of June 30, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP S&P 500 Index Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 686	$ 36,092	$ (36,778)	$ —	$ —	$ —	$ 10	$ —	—
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	189	September 2025	$ 57,440,822	$ 59,097,938	$ 1,657,116

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 5,117,409,700	$ —	$ —	$ 5,117,409,700
Rights	—	4,248	—	4,248
Short-Term Investments
Unaffiliated Investment Company	2,911,241	—	—	2,911,241
U.S. Treasury Debt	—	58,915,893	—	58,915,893
Total Short-Term Investments	2,911,241	58,915,893	—	61,827,134
Total Investments in Securities	5,120,320,941	58,920,141	—	5,179,241,082
Other Financial Instruments
Futures Contracts (b)	1,657,116	—	—	1,657,116
Total Investments in Securities and Other Financial Instruments	$ 5,121,978,057	$ 58,920,141	$ —	$ 5,180,898,198

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,376,955,337) including securities on loan of $2,860,781	$5,179,241,082
Cash	55,767
Receivables:
Portfolio shares sold	4,124,595
Dividends and interest	2,536,610
Variation margin on futures contracts	279,896
Securities lending	710
Other assets	34,763
Total assets	5,186,273,423
Liabilities
Cash collateral received for securities on loan	2,911,241
Payables:
Portfolio shares redeemed	2,966,198
NYLIFE Distributors (See Note 3)	633,736
Manager (See Note 3)	330,900
Professional fees	28,675
Custodian	10,405
Shareholder communication	1,492
Trustees	289
Accrued expenses	80,917
Total liabilities	6,963,853
Net assets	$5,179,309,570
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$46,830
Additional paid-in-capital	1,287,753,077
1,287,799,907
Total distributable earnings (loss)	3,891,509,663
Net assets	$5,179,309,570
Initial Class
Net assets applicable to outstanding shares	$1,989,120,950
Shares of beneficial interest outstanding	17,847,052
Net asset value per share outstanding	$111.45
Service Class
Net assets applicable to outstanding shares	$3,190,188,620
Shares of beneficial interest outstanding	28,983,100
Net asset value per share outstanding	$110.07

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP S&P 500 Index Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $8,128)	$31,552,107
Interest	1,899,986
Securities lending, net	10,591
Dividends-affiliated	9,557
Total income	33,472,241
Expenses
Manager (See Note 3)	3,674,853
Distribution/Service—Service Class (See Note 3)	3,610,183
Shareholder communication	179,844
Professional fees	165,732
Trustees	56,441
Custodian	35,376
Miscellaneous	289,762
Total expenses before waiver/reimbursement	8,012,191
Expense waiver/reimbursement from Manager (See Note 3)	(1,561,400)
Net expenses	6,450,791
Net investment income (loss)	27,021,450
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	91,147
Futures transactions	(895,056)
Foreign currency transactions	(322)
Net realized gain (loss)	(804,231)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	268,184,096
Futures contracts	3,304,602
Net change in unrealized appreciation (depreciation)	271,488,698
Net realized and unrealized gain (loss)	270,684,467
Net increase (decrease) in net assets resulting from operations	$297,705,917
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$27,021,450	$49,099,576
Net realized gain (loss)	(804,231)	28,741,373
Net change in unrealized appreciation (depreciation)	271,488,698	850,053,597
Net increase (decrease) in net assets resulting from operations	297,705,917	927,894,546
Distributions to shareholders:
Initial Class	—	(26,672,708)
Service Class	—	(35,388,705)
Total distributions to shareholders	—	(62,061,413)
Capital share transactions:
Net proceeds from sales of shares	340,668,334	531,581,997
Net asset value of shares issued to shareholders in reinvestment of distributions	—	62,061,413
Cost of shares redeemed	(212,207,318)	(496,114,268)
Increase (decrease) in net assets derived from capital share transactions	128,461,016	97,529,142
Net increase (decrease) in net assets	426,166,933	963,362,275
Net Assets
Beginning of period	4,753,142,637	3,789,780,362
End of period	$5,179,309,570	$4,753,142,637
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI VP S&P 500 Index Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$105.02	$85.36	$69.69	$89.76	$71.41	$61.70
Net investment income (loss) (a)	0.67	1.25	1.22	1.12	1.03	1.00
Net realized and unrealized gain (loss)	5.76	19.91	16.77	(17.63)	19.19	10.13
Total from investment operations	6.43	21.16	17.99	(16.51)	20.22	11.13
Less distributions:
From net investment income	—	(1.18)	(1.10)	(1.12)	(1.01)	(0.91)
From net realized gain on investments	—	(0.32)	(1.22)	(2.44)	(0.86)	(0.51)
Total distributions	—	(1.50)	(2.32)	(3.56)	(1.87)	(1.42)
Net asset value at end of period	$111.45	$105.02	$85.36	$69.69	$89.76	$71.41
Total investment return (b)	6.13%	24.83%	26.14%	(18.19)%	28.55%	18.24%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.29%††	1.29%	1.57%	1.45%	1.28%	1.61%
Net expenses (c)	0.12%††	0.12%	0.12%	0.12%	0.12%	0.13%
Expenses (before waiver/reimbursement) (c)	0.19%††	0.19%	0.19%	0.19%	0.18%	0.20%
Portfolio turnover rate	0.00%(d)	2%	2%	2%	3%	2%
Net assets at end of period (in 000's)	$1,989,121	$1,885,141	$1,592,465	$1,271,411	$1,745,640	$1,749,834

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$103.85	$84.48	$69.01	$88.87	$70.76	$61.19
Net investment income (loss) (a)	0.53	1.00	1.02	0.92	0.83	0.83
Net realized and unrealized gain (loss)	5.69	19.69	16.59	(17.43)	18.99	10.03
Total from investment operations	6.22	20.69	17.61	(16.51)	19.82	10.86
Less distributions:
From net investment income	—	(1.00)	(0.92)	(0.91)	(0.85)	(0.78)
From net realized gain on investments	—	(0.32)	(1.22)	(2.44)	(0.86)	(0.51)
Total distributions	—	(1.32)	(2.14)	(3.35)	(1.71)	(1.29)
Net asset value at end of period	$110.07	$103.85	$84.48	$69.01	$88.87	$70.76
Total investment return (b)	5.99%	24.52%	25.83%	(18.40)%	28.23%	17.95%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.04%††	1.04%	1.32%	1.21%	1.03%	1.37%
Net expenses (c)	0.37%††	0.37%	0.37%	0.37%	0.37%	0.38%
Expenses (before waiver/reimbursement) (c)	0.44%††	0.44%	0.44%	0.44%	0.43%	0.45%
Portfolio turnover rate	0.00%(d)	2%	2%	2%	3%	2%
Net assets at end of period (in 000's)	$3,190,189	$2,868,002	$2,197,315	$1,731,310	$2,066,943	$1,620,242

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI VP S&P 500 Index Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP S&P 500 Index Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification
Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect

17

Notes to Financial Statements (Unaudited) (continued)
to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect

18	NYLI VP S&P 500 Index Portfolio

participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses
19

Notes to Financial Statements (Unaudited) (continued)
can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash

20	NYLI VP S&P 500 Index Portfolio

collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Portfolio could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Portfolio is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Debt Securities Risk.  The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(L) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,657,116
Total Fair Value	$1,657,116

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$(895,056)
Total Net Realized Gain (Loss)	$(895,056)

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$3,304,602
Total Net Change in Unrealized Appreciation (Depreciation)	$3,304,602

Average Notional Amount	Total
Futures Contracts Long	$85,622,960
Note 3–Fees and Related Party Transactions
(A) Manager. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Portfolio. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses
21

Notes to Financial Statements (Unaudited) (continued)
New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.16% up to $2.5 billion; and 0.15% in excess of $2.5 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.16% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.12% and 0.37%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,674,853 and waived fees and/or reimbursed expenses in the amount of $1,561,400.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,392,812,143	$3,827,525,954	$(41,097,015)	$3,786,428,939
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$49,954,411
Long-Term Capital Gains	12,107,002
Total	$62,061,413
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds

22	NYLI VP S&P 500 Index Portfolio

managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $164,116 and $6,602, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	365,271	$37,989,021
Shares redeemed	(468,565)	(48,566,619)
Net increase (decrease)	(103,294)	$(10,577,598)
Year ended December 31, 2024:
Shares sold	619,172	$60,756,556
Shares issued to shareholders in reinvestment of distributions	259,096	26,672,708
Shares redeemed	(1,583,538)	(148,241,529)
Net increase (decrease)	(705,270)	$(60,812,265)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,953,198	$302,679,313
Shares redeemed	(1,588,170)	(163,640,699)
Net increase (decrease)	1,365,028	$139,038,614
Year ended December 31, 2024:
Shares sold	4,878,309	$470,825,441
Shares issued to shareholders in reinvestment of distributions	347,455	35,388,705
Shares redeemed	(3,618,164)	(347,872,739)
Net increase (decrease)	1,607,600	$158,341,407
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
24

NYLI VP Natural Resources Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Australia 3.0%
Rio Tinto plc (Metals & Mining)	145,446	$ 8,474,992
Canada 20.9%
Cameco Corp. (Oil, Gas & Consumable Fuels)	49,078	3,643,060
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	354,147	11,130,892
Capstone Copper Corp. (Metals & Mining) (a)	1,641,594	10,078,007
Hudbay Minerals, Inc. (Metals & Mining)	288,276	3,058,608
Ivanhoe Mines Ltd., Class A (Metals & Mining) (a)	252,318	1,895,512
Methanex Corp. (Chemicals)	245,329	8,120,390
Pan American Silver Corp. (Metals & Mining)	124,473	3,535,033
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	305,067	11,424,759
Teck Resources Ltd., Class B (Metals & Mining)	177,211	7,155,780
		60,042,041
Luxembourg 3.9%
ArcelorMittal SA (Registered), NYRS (Metals & Mining)	350,938	11,082,622
Norway 0.5%
Frontline plc (Oil, Gas & Consumable Fuels) (b)	88,168	1,446,837
South Africa 5.3%
Anglo American plc (Metals & Mining)	354,693	10,467,691
Impala Platinum Holdings Ltd., Sponsored ADR (Metals & Mining) (a)(b)	351,072	3,166,669
Valterra Platinum Ltd. (Metals & Mining) (a)	37,267	1,636,946
		15,271,306
Spain 1.5%
Repsol SA (Oil, Gas & Consumable Fuels)	297,315	4,355,013
United States 63.8%
AGCO Corp. (Machinery)	38,160	3,936,586
Amcor plc (Containers & Packaging)	431,012	3,961,000
Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	53,003	2,134,961
CF Industries Holdings, Inc. (Chemicals)	44,432	4,087,744
	Shares	Value

United States (continued)
ConocoPhillips (Oil, Gas & Consumable Fuels)	88,459	$ 7,938,311
Corteva, Inc. (Chemicals)	101,310	7,550,634
Crescent Energy Co., Class A (Oil, Gas & Consumable Fuels)	842,167	7,242,636
Crown Holdings, Inc. (Containers & Packaging)	55,459	5,711,168
Darling Ingredients, Inc. (Food Products) (a)	305,555	11,592,757
Deere & Co. (Machinery)	5,407	2,749,405
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	82,236	11,299,226
EQT Corp. (Oil, Gas & Consumable Fuels)	81,942	4,778,858
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	88,293	10,324,983
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	105,418	11,364,060
Freeport-McMoRan, Inc. (Metals & Mining)	270,250	11,715,338
GE Vernova, Inc. (Electrical Equipment)	8,373	4,430,573
International Paper Co. (Containers & Packaging)	251,236	11,765,382
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	59,540	9,890,189
Mosaic Co. (The) (Chemicals)	222,310	8,109,869
MP Materials Corp. (Metals & Mining) (a)(b)	44,345	1,475,358
Nucor Corp. (Metals & Mining)	28,261	3,660,930
Packaging Corp. of America (Containers & Packaging)	18,592	3,503,662
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	629,464	8,573,300
Phillips 66 (Oil, Gas & Consumable Fuels)	105,710	12,611,203
Smurfit WestRock plc (Containers & Packaging)	160,008	6,904,345
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	23,597	3,171,909
Venture Global, Inc., Class A (Oil, Gas & Consumable Fuels) (b)	153,908	2,397,887
		182,882,274
Total Common Stocks (Cost $281,572,202)		283,555,085
Short-Term Investments 4.5%
Affiliated Investment Company 1.7%
United States 1.7%
NYLI U.S. Government Liquidity Fund, 4.201% (c)	4,876,190	4,876,190

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
Unaffiliated Investment Companies 2.8%
United States 2.8%
BlackRock Liquidity FedFund, 4.347% (c)(d)	2,000,000	$ 2,000,000
Invesco Government & Agency Portfolio, 4.368% (c)(d)	5,927,271	5,927,271
		7,927,271
Total Short-Term Investments (Cost $12,803,461)		12,803,461
Total Investments (Cost $294,375,663)	103.4%	296,358,546
Other Assets, Less Liabilities	(3.4)	(9,655,414)
Net Assets	100.0%	$ 286,703,132

†	Percentages indicated are based on Portfolio net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $7,793,851. The Portfolio received cash collateral with a value of $7,927,271. (See Note 2(I))
(c)	Current yield as of June 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,408	$ 31,890	$ (29,422)	$ —	$ —	$ 4,876	$ 58	$ —	4,876
Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Natural Resources Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 283,555,085	$ —	$ —	$ 283,555,085
Short-Term Investments
Affiliated Investment Company	4,876,190	—	—	4,876,190
Unaffiliated Investment Companies	7,927,271	—	—	7,927,271
Total Short-Term Investments	12,803,461	—	—	12,803,461
Total Investments in Securities	$ 296,358,546	$ —	$ —	$ 296,358,546

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The table below sets forth the diversification of the Portfolio’s investments by industry.
Industry Diversification
	Value	Percent †^
Chemicals	$27,868,637	9.7%
Containers & Packaging	31,845,557	11.1
Electrical Equipment	4,430,573	1.6
Food Products	11,592,757	4.0
Machinery	6,685,991	2.3
Metals & Mining	77,403,486	27.0
Oil, Gas & Consumable Fuels	123,728,084	43.2
	283,555,085	98.9
Short-Term Investments	12,803,461	4.5
Other Assets, Less Liabilities	(9,655,414)	(3.4)
Net Assets	$286,703,132	100.0%

†	Percentages indicated are based on Portfolio net assets.

^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $289,499,473) including securities on loan of $7,793,851	$291,482,356
Investment in affiliated investment companies, at value (identified cost $4,876,190)	4,876,190
Cash denominated in foreign currencies (identified cost $143,199)	145,535
Due from custodian	2,784,920
Receivables:
Dividends and interest	248,974
Portfolio shares sold	224,619
Securities lending	49,473
Investment securities sold	8,969
Other assets	2,528
Total assets	299,823,564
Liabilities
Cash collateral received for securities on loan	7,927,271
Due to custodian	108,388
Payables:
Investment securities purchased	4,385,981
Portfolio shares redeemed	469,629
Manager (See Note 3)	184,967
Professional fees	28,663
Custodian	8,450
Shareholder communication	1,962
Trustees	45
Accrued expenses	5,076
Total liabilities	13,120,432
Net assets	$286,703,132
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,607
Additional paid-in-capital	299,825,139
299,849,746
Total distributable earnings (loss)	(13,146,614)
Net assets	$286,703,132
Initial Class
Net assets applicable to outstanding shares	$286,703,132
Shares of beneficial interest outstanding	24,607,016
Net asset value per share outstanding	$11.65

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Natural Resources Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $120,924)	$4,974,750
Securities lending, net	84,271
Dividends-affiliated	58,459
Total income	5,117,480
Expenses
Manager (See Note 3)	1,112,266
Professional fees	39,501
Custodian	14,961
Shareholder communication	12,234
Trustees	3,519
Miscellaneous	6,657
Total expenses	1,189,138
Net investment income (loss)	3,928,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(10,600,647)
Foreign currency transactions	(6,185)
Net realized gain (loss)	(10,606,832)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,191,699
Translation of other assets and liabilities in foreign currencies	11,914
Net change in unrealized appreciation (depreciation)	4,203,613
Net realized and unrealized gain (loss)	(6,403,219)
Net increase (decrease) in net assets resulting from operations	$(2,474,877)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,928,342	$4,011,384
Net realized gain (loss)	(10,606,832)	30,541,943
Net change in unrealized appreciation (depreciation)	4,203,613	(30,420,161)
Net increase (decrease) in net assets resulting from operations	(2,474,877)	4,133,166
Distributions to shareholders:
Initial Class	—	(8,328,598)
Capital share transactions:
Net proceeds from sales of shares	20,354,606	42,469,804
Net asset value of shares issued to shareholders in reinvestment of distributions	—	8,328,598
Cost of shares redeemed	(31,570,976)	(82,887,816)
Increase (decrease) in net assets derived from capital share transactions	(11,216,370)	(32,089,414)
Net increase (decrease) in net assets	(13,691,247)	(36,284,846)
Net Assets
Beginning of period	300,394,379	336,679,225
End of period	$286,703,132	$300,394,379
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Natural Resources Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.76	$11.97	$12.00	$8.93	$6.55	$6.29
Net investment income (loss) (a)	0.16	0.15	0.19	0.22	0.12	0.09
Net realized and unrealized gain (loss)	(0.27)	(0.03)	0.04	2.97	2.36	0.32
Total from investment operations	(0.11)	0.12	0.23	3.19	2.48	0.41
Less distributions:
From net investment income	—	(0.33)	(0.26)	(0.12)	(0.10)	(0.15)
Net asset value at end of period	$11.65	$11.76	$11.97	$12.00	$8.93	$6.55
Total investment return (b)	(0.89)%	0.74%	1.92%	35.84%	38.02%	6.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.79%††	1.21%	1.62%	1.94%	1.56%	1.68%
Net expenses (c)	0.84%††	0.84%	0.84%	0.83%	0.85%	0.86%
Portfolio turnover rate	47%	94%	85%	92%	72%	68%
Net assets at end of period (in 000's)	$286,703	$300,394	$336,679	$396,137	$292,583	$238,908

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Natural Resources Portfolio (the "Portfolio"), a "non-diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. However, due to its principal investment strategies and investment processes, the Portfolio has historically operated as a "diversified" portfolio. Therefore, the Portfolio will not operate as "non-diversified" portfolio without first obtaining shareholder approval.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share class that has been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use

10	NYLI VP Natural Resources Portfolio

of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant
11

Notes to Financial Statements (Unaudited) (continued)
exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying

12	NYLI VP Natural Resources Portfolio

securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Foreign Securities Risk.  The Portfolio may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(K) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and
13

Notes to Financial Statements (Unaudited) (continued)
bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC (“Newton” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Newton, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.79% up to $1 billion; and 0.78% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.79% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,112,266 and paid the Subadvisor fees in the amount of $529,361.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAV of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAV, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$295,234,881	$23,474,682	$(22,351,017)	$1,123,665
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $12,045,423, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$12,045	$—
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$8,328,598
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.

14	NYLI VP Natural Resources Portfolio

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $133,504 and $141,243, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,841,087	$20,354,606
Shares redeemed	(2,787,366)	(31,570,976)
Net increase (decrease)	(946,279)	$(11,216,370)
Year ended December 31, 2024:
Shares sold	3,401,416	$42,469,804
Shares issued to shareholders in reinvestment of distributions	659,952	8,328,598
Shares redeemed	(6,631,841)	(82,887,816)
Net increase (decrease)	(2,570,473)	$(32,089,414)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLI VP Small Cap Growth Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.2%
Aerospace & Defense 3.6%
BWX Technologies, Inc.	12,926	$ 1,862,120
Curtiss-Wright Corp.	9,564	4,672,492
Loar Holdings, Inc. (a)	18,320	1,578,634
StandardAero, Inc. (a)	135,195	4,278,922
Woodward, Inc.	8,589	2,105,078
		14,497,246
Automobile Components 0.9%
Modine Manufacturing Co. (a)	36,971	3,641,643
Banks 2.3%
Bancorp, Inc. (The) (a)	65,023	3,704,360
Prosperity Bancshares, Inc.	75,913	5,332,129
		9,036,489
Beverages 0.5%
Vita Coco Co., Inc. (The) (a)	57,770	2,085,497
Biotechnology 5.8%
Alkermes plc (a)	103,677	2,966,199
Biohaven Ltd. (a)	42,735	602,991
Blueprint Medicines Corp. (a)	15,548	1,992,943
Crinetics Pharmaceuticals, Inc. (a)	42,144	1,212,061
Cytokinetics, Inc. (a)	53,955	1,782,673
Denali Therapeutics, Inc. (a)	118,690	1,660,473
Insmed, Inc. (a)	48,254	4,856,283
Krystal Biotech, Inc. (a)	10,730	1,474,946
Neurocrine Biosciences, Inc. (a)	23,345	2,934,233
Protagonist Therapeutics, Inc. (a)	28,781	1,590,726
Vaxcyte, Inc. (a)	61,971	2,014,677
		23,088,205
Building Products 2.1%
AAON, Inc.	23,548	1,736,665
CSW Industrials, Inc.	5,864	1,681,971
Simpson Manufacturing Co., Inc.	18,678	2,900,880
Zurn Elkay Water Solutions Corp.	61,808	2,260,319
		8,579,835
Capital Markets 3.2%
DigitalBridge Group, Inc.	117,766	1,218,878
Hamilton Lane, Inc., Class A	24,831	3,528,982
Houlihan Lokey, Inc.	25,972	4,673,661
StepStone Group, Inc., Class A	59,739	3,315,515
		12,737,036
	Shares	Value

Chemicals 2.0%
Hawkins, Inc.	26,393	$ 3,750,445
HB Fuller Co.	33,584	2,020,078
Innospec, Inc.	28,046	2,358,388
		8,128,911
Commercial Services & Supplies 7.5%
Casella Waste Systems, Inc., Class A (a)	65,779	7,589,581
CECO Environmental Corp. (a)	67,317	1,905,744
MSA Safety, Inc.	14,258	2,388,643
OPENLANE, Inc. (a)	75,612	1,848,714
Rentokil Initial plc, Sponsored ADR	80,566	1,933,584
Tetra Tech, Inc.	50,594	1,819,360
VSE Corp.	38,904	5,095,646
Waste Connections, Inc.	38,539	7,196,002
		29,777,274
Construction & Engineering 5.8%
Construction Partners, Inc., Class A (a)	48,849	5,191,672
Everus Construction Group, Inc. (a)	50,598	3,214,491
Fluor Corp. (a)	67,025	3,436,372
Limbach Holdings, Inc. (a)	23,804	3,334,940
Sterling Infrastructure, Inc. (a)	14,500	3,345,585
Valmont Industries, Inc.	13,940	4,552,386
		23,075,446
Construction Materials 0.7%
Knife River Corp. (a)	35,249	2,877,728
Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc.	8,754	4,466,904
Sprouts Farmers Market, Inc. (a)	11,047	1,818,778
		6,285,682
Diversified Consumer Services 3.3%
Bright Horizons Family Solutions, Inc. (a)	72,332	8,939,512
KinderCare Learning Cos., Inc. (a)	131,722	1,330,392
Mister Car Wash, Inc. (a)	481,949	2,896,513
		13,166,417
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	51,258	2,471,148
Electrical Equipment 0.2%
Generac Holdings, Inc. (a)	5,760	824,890
Electronic Equipment, Instruments & Components 4.8%
Itron, Inc. (a)	19,751	2,599,824
Littelfuse, Inc.	9,900	2,244,627

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Mirion Technologies, Inc. (a)	472,312	$ 10,168,877
Novanta, Inc. (a)	31,730	4,090,949
		19,104,277
Energy Equipment & Services 3.1%
Cactus, Inc., Class A	20,359	890,096
ChampionX Corp.	132,516	3,291,697
Oceaneering International, Inc. (a)	185,883	3,851,496
TechnipFMC plc	120,794	4,160,145
		12,193,434
Entertainment 0.8%
Take-Two Interactive Software, Inc. (a)	12,628	3,066,710
Food Products 1.0%
Freshpet, Inc. (a)(b)	17,627	1,197,931
Vital Farms, Inc. (a)(b)	72,473	2,791,660
		3,989,591
Ground Transportation 0.5%
Saia, Inc. (a)	7,515	2,059,035
Health Care Equipment & Supplies 3.8%
Establishment Labs Holdings, Inc. (a)(b)	79,101	3,378,404
Glaukos Corp. (a)	29,187	3,014,725
Globus Medical, Inc., Class A (a)	29,530	1,742,861
Kestra Medical Technologies Ltd. (a)(b)	19,329	320,475
OrthoPediatrics Corp. (a)	53,265	1,144,132
PROCEPT BioRobotics Corp. (a)	48,396	2,787,609
SI-BONE, Inc. (a)	104,749	1,971,376
Tandem Diabetes Care, Inc. (a)	39,697	739,952
		15,099,534
Health Care Providers & Services 7.5%
Encompass Health Corp.	36,842	4,517,935
Ensign Group, Inc. (The)	26,219	4,044,543
Guardant Health, Inc. (a)	46,231	2,405,861
HealthEquity, Inc. (a)	98,845	10,355,002
LifeStance Health Group, Inc. (a)	185,862	960,907
Option Care Health, Inc. (a)	79,609	2,585,700
RadNet, Inc. (a)	75,952	4,322,428
Surgery Partners, Inc. (a)	42,986	955,579
		30,147,955
Health Care Technology 0.6%
Phreesia, Inc. (a)	85,191	2,424,536
	Shares	Value

Hotels, Restaurants & Leisure 1.3%
Churchill Downs, Inc.	17,561	$ 1,773,661
First Watch Restaurant Group, Inc. (a)	32,991	529,176
Kura Sushi USA, Inc., Class A (a)(b)	21,965	1,890,747
Sweetgreen, Inc., Class A (a)	63,572	945,951
		5,139,535
Household Durables 0.9%
Installed Building Products, Inc.	15,841	2,856,449
TopBuild Corp. (a)	2,179	705,430
		3,561,879
Industrial REITs 1.3%
EastGroup Properties, Inc.	13,664	2,283,528
Terreno Realty Corp.	51,535	2,889,567
		5,173,095
Insurance 2.2%
Goosehead Insurance, Inc., Class A	22,421	2,365,640
Kinsale Capital Group, Inc.	4,148	2,007,217
Skyward Specialty Insurance Group, Inc. (a)	74,548	4,308,129
		8,680,986
IT Services 0.2%
Globant SA (a)	7,008	636,607
Life Sciences Tools & Services 1.9%
Bio-Techne Corp.	61,332	3,155,531
Bruker Corp.	91,989	3,789,947
West Pharmaceutical Services, Inc.	2,124	464,731
		7,410,209
Machinery 2.9%
Enpro, Inc.	12,801	2,452,031
IDEX Corp.	7,449	1,307,821
JBT Marel Corp.	25,104	3,019,007
Kadant, Inc.	4,820	1,530,109
Mueller Water Products, Inc., Class A	62,017	1,490,889
SPX Technologies, Inc. (a)	10,343	1,734,314
		11,534,171
Metals & Mining 0.5%
Materion Corp.	23,579	1,871,465
Oil, Gas & Consumable Fuels 1.5%
Matador Resources Co.	52,693	2,514,510
Range Resources Corp.	89,445	3,637,728
		6,152,238

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Small Cap Growth Portfolio

	Shares	Value
Common Stocks (continued)
Personal Care Products 0.5%
BellRing Brands, Inc. (a)	33,149	$ 1,920,322
Professional Services 1.3%
CBIZ, Inc. (a)	47,238	3,387,437
Parsons Corp. (a)	24,133	1,732,025
		5,119,462
Real Estate Management & Development 0.3%
FirstService Corp.	7,392	1,290,791
Semiconductors & Semiconductor Equipment 6.4%
Credo Technology Group Holding Ltd. (a)	25,775	2,386,507
Entegris, Inc.	41,361	3,335,765
Lattice Semiconductor Corp. (a)	52,273	2,560,854
MACOM Technology Solutions Holdings, Inc. (a)	28,055	4,020,001
Onto Innovation, Inc. (a)	11,339	1,144,445
PDF Solutions, Inc. (a)	47,077	1,006,506
Power Integrations, Inc.	29,957	1,674,596
SiTime Corp. (a)	27,178	5,791,088
Universal Display Corp.	17,386	2,685,442
Veeco Instruments, Inc. (a)	54,092	1,099,150
		25,704,354
Software 10.6%
Alkami Technology, Inc. (a)	62,556	1,885,438
Appfolio, Inc., Class A (a)	9,262	2,132,853
Box, Inc., Class A (a)	121,983	4,168,159
CCC Intelligent Solutions Holdings, Inc. (a)	715,545	6,733,279
Clearwater Analytics Holdings, Inc., Class A (a)	161,254	3,536,300
Descartes Systems Group, Inc. (The) (a)	35,630	3,621,611
Dynatrace, Inc. (a)	114,206	6,305,313
Guidewire Software, Inc. (a)	9,547	2,247,841
JFrog Ltd. (a)	82,624	3,625,541
Onestream, Inc. (a)	90,488	2,560,811
Procore Technologies, Inc. (a)	44,264	3,028,543
PROS Holdings, Inc. (a)	78,185	1,224,377
Sprout Social, Inc., Class A (a)	56,606	1,183,632
		42,253,698
Specialty Retail 1.4%
Boot Barn Holdings, Inc. (a)	27,734	4,215,568
Revolve Group, Inc. (a)	70,693	1,417,395
		5,632,963
	Shares	Value

Trading Companies & Distributors 2.8%
Applied Industrial Technologies, Inc.	11,009	$ 2,559,042
FTAI Aviation Ltd.	19,798	2,277,562
McGrath RentCorp	17,072	1,979,669
SiteOne Landscape Supply, Inc. (a)	37,516	4,537,185
		11,353,458
Total Common Stocks (Cost $348,405,903)		391,793,752
Short-Term Investments 2.5%
Affiliated Investment Company 1.5%
NYLI U.S. Government Liquidity Fund, 4.201% (c)	5,946,884	5,946,884
Unaffiliated Investment Companies 1.0%
Invesco Government & Agency Portfolio, 4.368% (c)(d)	3,122,815	3,122,815
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 4.344% (c)(d)	1,000,000	1,000,000
		4,122,815
Total Short-Term Investments (Cost $10,069,699)		10,069,699
Total Investments (Cost $358,475,602)	100.7%	401,863,451
Other Assets, Less Liabilities	(0.7)	(2,631,896)
Net Assets	100.0%	$ 399,231,555

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $5,145,934; the total market value of collateral held by the Portfolio was $5,255,441. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,132,626. The Portfolio received cash collateral with a value of $4,122,815. (See Note 2(G))
(c)	Current yield as of June 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,350	$ 101,950	$ (109,353)	$ —	$ —	$ 5,947	$ 313	$ —	5,947
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 391,793,752	$ —	$ —	$ 391,793,752
Short-Term Investments
Affiliated Investment Company	5,946,884	—	—	5,946,884
Unaffiliated Investment Companies	4,122,815	—	—	4,122,815
Total Short-Term Investments	10,069,699	—	—	10,069,699
Total Investments in Securities	$ 401,863,451	$ —	$ —	$ 401,863,451

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Small Cap Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $352,528,718) including securities on loan of $5,145,934	$395,916,567
Investment in affiliated investment companies, at value (identified cost $5,946,884)	5,946,884
Cash	1,373
Receivables:
Investment securities sold	1,673,350
Portfolio shares sold	180,141
Dividends	149,970
Securities lending	1,493
Other assets	4,245
Total assets	403,874,023
Liabilities
Cash collateral received for securities on loan	4,122,815
Payables:
Manager (See Note 3)	264,328
Portfolio shares redeemed	187,259
Professional fees	29,539
NYLIFE Distributors (See Note 3)	26,678
Custodian	6,800
Shareholder communication	1,281
Trustees	90
Accrued expenses	3,678
Total liabilities	4,642,468
Net assets	$399,231,555
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$34,719
Additional paid-in-capital	308,207,536
308,242,255
Total distributable earnings (loss)	90,989,300
Net assets	$399,231,555
Initial Class
Net assets applicable to outstanding shares	$268,236,790
Shares of beneficial interest outstanding	22,867,155
Net asset value per share outstanding	$11.73
Service Class
Net assets applicable to outstanding shares	$130,994,765
Shares of beneficial interest outstanding	11,851,637
Net asset value per share outstanding	$11.05

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $6,567)	$1,122,988
Dividends-affiliated	312,759
Securities lending, net	55,838
Total income	1,491,585
Expenses
Manager (See Note 3)	1,723,403
Distribution/Service—Service Class (See Note 3)	159,960
Professional fees	45,044
Shareholder communication	16,318
Custodian	14,875
Trustees	5,312
Miscellaneous	9,118
Total expenses	1,974,030
Net investment income (loss)	(482,445)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	19,626,115
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(26,422,175)
Net realized and unrealized gain (loss)	(6,796,060)
Net increase (decrease) in net assets resulting from operations	$(7,278,505)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Small Cap Growth Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(482,445)	$(1,526,965)
Net realized gain (loss)	19,626,115	32,889,683
Net change in unrealized appreciation (depreciation)	(26,422,175)	13,400,849
Net increase (decrease) in net assets resulting from operations	(7,278,505)	44,763,567
Capital share transactions:
Net proceeds from sales of shares	36,942,716	64,781,838
Cost of shares redeemed	(93,786,898)	(89,044,200)
Increase (decrease) in net assets derived from capital share transactions	(56,844,182)	(24,262,362)
Net increase (decrease) in net assets	(64,122,687)	20,501,205
Net Assets
Beginning of period	463,354,242	442,853,037
End of period	$399,231,555	$463,354,242
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.90	$10.78	$9.37	$17.53	$18.16	$13.31
Net investment income (loss) (a)	(0.01)	(0.03)	(0.01)	(0.05)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	(0.16)	1.15	1.46	(4.74)	1.98	5.36
Total from investment operations	(0.17)	1.12	1.45	(4.79)	1.87	5.30
Less distributions:
From net realized gain on investments	—	—	(0.04)	(3.37)	(2.50)	(0.45)
Net asset value at end of period	$11.73	$11.90	$10.78	$9.37	$17.53	$18.16
Total investment return (b)	(1.43)%	10.41%	15.51%	(26.49)%	10.31%	40.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.15)%††	(0.26)%	(0.11)%	(0.37)%	(0.56)%	(0.41)%
Net expenses (c)	0.85%††	0.85%	0.84%	0.85%	0.84%(d)	0.85%(d)
Portfolio turnover rate	20%	40%	26%	39%	32%	101%
Net assets at end of period (in 000's)	$268,237	$327,122	$308,540	$320,091	$395,321	$422,200

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$11.23	$10.19	$8.88	$16.91	$17.64	$12.97
Net investment income (loss) (a)	(0.02)	(0.05)	(0.03)	(0.08)	(0.15)	(0.09)
Net realized and unrealized gain (loss)	(0.16)	1.09	1.38	(4.58)	1.92	5.21
Total from investment operations	(0.18)	1.04	1.35	(4.66)	1.77	5.12
Less distributions:
From net realized gain on investments	—	—	(0.04)	(3.37)	(2.50)	(0.45)
Net asset value at end of period	$11.05	$11.23	$10.19	$8.88	$16.91	$17.64
Total investment return (b)	(1.55)%	10.13%	15.22%	(26.67)%	10.03%	40.13%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.40)%††	(0.51)%	(0.36)%	(0.63)%	(0.81)%	(0.66)%
Net expenses (c)	1.10%††	1.10%	1.09%	1.10%	1.09%(d)	1.10%(d)
Portfolio turnover rate	20%	40%	26%	39%	32%	101%
Net assets at end of period (in 000's)	$130,995	$136,232	$134,313	$117,075	$173,558	$154,543

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Small Cap Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Small Cap Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 17, 2012
Service Class	February 17, 2012
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

12	NYLI VP Small Cap Growth Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in exchange-traded funds ("ETFs") and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market
13

Notes to Financial Statements (Unaudited) (continued)
price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. The Portfolio's subadvisors are Segall Bryant & Hamill, LLC ("SBH" or a "Subadvisor") and Brown Advisory LLC ("Brown Advisory" or a "Subadvisor", and together, with SBH, the "Subadvisors"), the Portfolio's subadvisors. SBH, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and SBH. Brown Advisory, a registered investment adviser, serves as a Subadvisor to the Portfolio, pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Brown Advisory. Each Subadvisor is responsible for managing a portion of the Portfolio’s assets, as designated by the Manager from time to time. New York Life Investments pays for the services of the Subadvisors.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.81% up to $1 billion; and 0.785% in excess of $1 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.81% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,723,403 and paid SBH and Brown Advisory fees of $446,653 and $422,068, respectively.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$360,453,549	$77,183,066	$(35,773,164)	$41,409,902
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

14	NYLI VP Small Cap Growth Portfolio

Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $84,527 and $135,402, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,249,371	$24,911,762
Shares redeemed	(6,870,399)	(78,565,301)
Net increase (decrease)	(4,621,028)	$(53,653,539)
Year ended December 31, 2024:
Shares sold	3,962,278	$45,045,740
Shares redeemed	(5,099,316)	(58,333,614)
Net increase (decrease)	(1,137,038)	$(13,287,874)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,138,127	$12,030,954
Shares redeemed	(1,420,602)	(15,221,597)
Net increase (decrease)	(282,475)	$(3,190,643)
Year ended December 31, 2024:
Shares sold	1,845,612	$19,736,098
Shares redeemed	(2,886,895)	(30,710,586)
Net increase (decrease)	(1,041,283)	$(10,974,488)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
15

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Small Cap Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
At its June 5, 2025 meeting, the Board of Trustees of New York Life Investments VP Funds Trust (“Board” of the “Trust”), including the Trustees who are not an “interested person” (as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”) of the Trust (“Independent Trustees”) voting separately, unanimously approved the Subadvisory Agreement between New York Life Investment Management LLC (“New York Life Investments”) and Segall Bryant & Hamill, LLC (“SBH”) with respect to the NYLI VP Small Cap Growth Portfolio (“Portfolio”) (“Subadvisory Agreement”).
The Board was asked to consider the approval of the Subadvisory Agreement in anticipation of the anticipated acquisition of CI Financial Corp., SBH’s parent company, by Mubadala Capital, which was deemed to constitute a change of control of SBH, and, as required by the 1940 Act, result in the corresponding automatic termination of the previous subadvisory agreement between New York Life Investments and SBH with respect to the Portfolio. Under the terms of an exemptive order issued by the Securities and Exchange Commission, New York Life Investments, on behalf of the Portfolio and subject to the approval of the Board, is permitted to retain and materially amend subadvisory agreements with unaffiliated and certain affiliated subadvisors without shareholder approval. This authority is subject to certain conditions.
In reaching the decision to approve the Subadvisory Agreement, the Board considered information and materials furnished by New York Life Investments and SBH in connection with the Board’s consideration of the previous subadvisory agreement between New York Life Investments and SBH, on behalf of the Portfolio (“Prior Contract Review Process”), as well as other information furnished to the Board and its Committees throughout the year and provided by SBH specifically in connection with the change of control of SBH, as deemed relevant and appropriate by the Trustees. The Board considered information furnished by New York Life Investments and SBH in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. In addition, the Board considered its experience with SBH and knowledge of SBH’s capabilities and resources, including in connection with the Prior Contract Review Process. The Board also considered representations from SBH that the change of control of SBH is not expected to have an impact on the nature, extent and quality of services provided by SBH. The Board noted that there were no material differences between the previous subadvisory agreement between New York Life Investments and SBH and the Subadvisory Agreement. In addition, the Trustees considered the anticipated impact of the acquisition of CI Financial Corp., SBH’s parent company, by Mubadala Capital, including with respect to SBH’s resources and capabilities.
In considering the Subadvisory Agreement, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment. The factors considered by the Board are described in greater detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by SBH; (ii) the qualifications of the portfolio managers of the Portfolio and the historical investment performance of the Portfolio and SBH; (iii) the costs of the services to be provided, and profits to be realized, by SBH with respect to its relationship with the Portfolio; (iv) the extent to which economies of scale have been realized or may be realized if the Portfolio grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s subadvisory fees and total ordinary operating expenses.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve the Subadvisory Agreement was based on a consideration of information provided to the Board throughout the year and during the Prior Contract Review Process, as well as information provided to the Board specifically in connection with its review of the Subadvisory Agreement. The Board’s decision with respect to the Subadvisory Agreement may have also been based, in part, on the Board’s knowledge of SBH resulting from, among other things, the Board’s consideration of the advisory agreements for other funds in the New York Life Investments Group of Funds and the previous subadvisory agreement with respect to the Portfolio, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. The factors that figured prominently in the Board’s decision to approve the Subadvisory Agreement during its June 5, 2025 meeting are summarized in more detail below, and the Board did not consider any factor or information controlling in reaching such decision.
Nature, Extent and Quality of Services to Be Provided by SBH
In considering the Subadvisory Agreement, the Board examined the nature, extent and quality of the investment advisory services that SBH historically had provided to the Portfolio. Based on information provided to the Board, the Board acknowledged SBH’s historical service to the Portfolio and took note of the experience of SBH’s portfolio managers, the number of accounts managed by the portfolio managers and SBH’s method for compensating the portfolio managers. The Board considered SBH’s continued willingness to invest in personnel and other resources to service and support the Portfolio. The Board also considered the experience of senior management and administrative personnel at SBH and SBH’s overall resources, legal and compliance environment, capabilities and history. Based on these considerations, the Board concluded that the Portfolio would likely continue to benefit from the nature, extent and quality of these services.

18

Investment Performance
In evaluating the Portfolio’s investment performance, the Board considered investment performance results over various periods in light of the Portfolio’s investment objective and strategies. The Board considered investment reports on, and analysis of, the Portfolio’s performance provided to the Board throughout the year, including information showing the Portfolio’s investment performance compared to the Portfolio’s relevant benchmarks. The Board also considered information provided to the Board showing the investment performance of the Portfolio as compared to peer funds. In addition, the Board considered the strength of SBH’s resources. Based on these considerations, among others, the Board concluded that its review of the Portfolio’s investment performance and related information supported a determination to approve the Subadvisory Agreement.
Costs of the Services to be Provided, and Profits to be Realized, by SBH
The Board considered that SBH’s subadvisory fee had been negotiated at arm’s-length by New York Life Investments and that this fee is paid by New York Life Investments, not the Portfolio, and the relevance of SBH’s profitability was considered by the Trustees in that context. On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Portfolio. In evaluating the costs of the services to be provided by SBH and profits expected to be realized by SBH due to its relationship with the Portfolio, the Board considered, among other factors, SBH’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Portfolio, and that New York Life Investments is responsible for paying the subadvisory fee for the Portfolio. The Board also considered the financial resources of SBH and acknowledged that SBH must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for SBH to continue to provide high-quality services to the Portfolio.
The Board also considered certain fall-out benefits that may be realized by SBH and its affiliates due to its relationship with the Portfolio, including reputational and other indirect benefits. The Board recognized, for example, the benefits to SBH from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to SBH in exchange for commissions paid by the Portfolio with respect to trades in the Portfolio’s portfolio securities.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits to be realized by SBH due to its relationship with the Portfolio are the result of arm’s-length negotiations between New York Life Investments and SBH, acknowledging that any such profits are based on the subadvisory fee paid to SBH by New York Life Investments, not the Portfolio. The Board considered that any other expected benefits that may accrue to SBH are consistent with those expected for a subadvisor to a mutual fund.
Subadvisory Fee and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under the Subadvisory Agreement and the Portfolio’s total ordinary operating expenses, taking into account information provided to the Board. The Board considered that the fee to be paid to SBH under the Subadvisory Agreement is paid by New York Life Investments, not the Portfolio, and will result in no increase in the Portfolio’s expenses and is the same subadvisory fee as paid under the previous subadvisory agreement.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s expense structure permits economies of scale, if any, to be appropriately shared with the Portfolio’s shareholders, taking into account information provided to the Board. Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the Subadvisory Agreement.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
19

NYLI VP Wellington Growth Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.6%
Aerospace & Defense 2.0%
GE Aerospace	51,620	$ 13,286,472
Automobiles 2.3%
Tesla, Inc. (a)	46,843	14,880,147
Broadline Retail 6.3%
Amazon.com, Inc. (a)	190,860	41,872,775
Capital Markets 6.8%
Ares Management Corp.	37,190	6,441,308
Goldman Sachs Group, Inc. (The)	5,921	4,190,588
KKR & Co., Inc.	77,152	10,263,531
MSCI, Inc.	2,796	1,612,565
Nasdaq, Inc.	54,913	4,910,320
S&P Global, Inc.	20,598	10,861,119
Tradeweb Markets, Inc., Class A	47,638	6,974,203
		45,253,634
Commercial Services & Supplies 0.5%
Waste Connections, Inc.	15,873	2,963,807
Communications Equipment 1.2%
Arista Networks, Inc. (a)	75,885	7,763,794
Consumer Finance 1.1%
American Express Co.	21,731	6,931,754
Electrical Equipment 1.7%
GE Vernova, Inc.	20,808	11,010,553
Entertainment 5.8%
Netflix, Inc. (a)	18,217	24,394,931
Spotify Technology SA (a)	18,110	13,896,528
		38,291,459
Financial Services 4.8%
Corpay, Inc. (a)	3,087	1,024,328
Mastercard, Inc., Class A	42,419	23,836,933
Visa, Inc., Class A	20,174	7,162,779
		32,024,040
Ground Transportation 0.8%
Uber Technologies, Inc. (a)	58,917	5,496,956
	Shares	Value

Health Care Equipment & Supplies 2.5%
Boston Scientific Corp. (a)	60,001	$ 6,444,708
Intuitive Surgical, Inc. (a)	7,134	3,876,687
Stryker Corp.	15,391	6,089,141
		16,410,536
Health Care REITs 1.6%
Welltower, Inc.	68,855	10,585,079
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc. (a)	85,354	4,792,627
DraftKings, Inc., Class A (a)	142,651	6,118,302
Hilton Worldwide Holdings, Inc.	25,148	6,697,918
		17,608,847
Interactive Media & Services 10.0%
Alphabet, Inc., Class C	190,445	33,783,039
Meta Platforms, Inc., Class A	43,460	32,077,391
		65,860,430
IT Services 2.2%
Gartner, Inc. (a)	16,437	6,644,164
Shopify, Inc., Class A (a)	66,774	7,702,381
		14,346,545
Pharmaceuticals 2.6%
Eli Lilly & Co.	22,343	17,417,039
Professional Services 0.9%
TransUnion	66,537	5,855,256
Semiconductors & Semiconductor Equipment 21.9%
Analog Devices, Inc.	18,646	4,438,121
ARM Holdings plc, ADR (a)(b)	13,524	2,187,372
ASML Holding NV (Registered), ADR	9,382	7,518,641
Broadcom, Inc.	130,313	35,920,778
KLA Corp.	7,634	6,838,079
Monolithic Power Systems, Inc.	9,978	7,297,710
NVIDIA Corp.	472,509	74,651,697
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	26,521	6,006,741
		144,859,139
Software 14.5%
HubSpot, Inc. (a)	13,721	7,637,520
Intuit, Inc.	10,693	8,422,128
Microsoft Corp.	127,728	63,533,185
Salesforce, Inc.	25,641	6,992,044

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
ServiceNow, Inc. (a)	8,889	$ 9,138,603
		95,723,480
Specialty Retail 1.5%
O'Reilly Automotive, Inc. (a)	40,491	3,649,454
TJX Cos., Inc. (The)	52,676	6,504,959
		10,154,413
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	158,588	32,537,500
Total Common Stocks (Cost $457,738,840)		651,133,655
Short-Term Investments 1.6%
Affiliated Investment Company 1.6%
NYLI U.S. Government Liquidity Fund, 4.201% (c)	10,596,512	10,596,512
Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 4.368% (c)(d)	169,000	169,000
Total Short-Term Investments (Cost $10,765,512)		10,765,512
Total Investments (Cost $468,504,352)	100.2%	661,899,167
Other Assets, Less Liabilities	(0.2)	(1,056,456)
Net Assets	100.0%	$ 660,842,711

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $161,740. The Portfolio received cash collateral with a value of $169,000. (See Note 2(G))
(c)	Current yield as of June 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Growth Portfolio

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 2,999	$ 77,053	$ (69,455)	$ —	$ —	$ 10,597	$ 270	$ —	10,597
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 651,133,655	$ —	$ —	$ 651,133,655
Short-Term Investments
Affiliated Investment Company	10,596,512	—	—	10,596,512
Unaffiliated Investment Company	169,000	—	—	169,000
Total Short-Term Investments	10,765,512	—	—	10,765,512
Total Investments in Securities	$ 661,899,167	$ —	$ —	$ 661,899,167

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $457,907,840) including securities on loan of $161,740	$651,302,655
Investment in affiliated investment companies, at value (identified cost $10,596,512)	10,596,512
Receivables:
Portfolio shares sold	145,735
Dividends	89,287
Securities lending	161
Other assets	5,646
Total assets	662,139,996
Liabilities
Cash collateral received for securities on loan	169,000
Payables:
Investment securities purchased	451,584
Manager (See Note 3)	365,006
Portfolio shares redeemed	262,633
Professional fees	29,675
NYLIFE Distributors (See Note 3)	7,736
Custodian	6,934
Shareholder communication	525
Trustees	113
Accrued expenses	4,079
Total liabilities	1,297,285
Net assets	$660,842,711
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$19,832
Additional paid-in-capital	382,374,053
382,393,885
Total distributable earnings (loss)	278,448,826
Net assets	$660,842,711
Initial Class
Net assets applicable to outstanding shares	$622,082,724
Shares of beneficial interest outstanding	18,627,459
Net asset value per share outstanding	$33.40
Service Class
Net assets applicable to outstanding shares	$38,759,987
Shares of beneficial interest outstanding	1,204,102
Net asset value per share outstanding	$32.19

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Growth Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $12,414)	$1,589,809
Dividends-affiliated	269,881
Securities lending, net	1,134
Total income	1,860,824
Expenses
Manager (See Note 3)	2,166,423
Professional fees	49,702
Distribution/Service—Service Class (See Note 3)	46,098
Shareholder communication	23,219
Custodian	11,876
Trustees	7,700
Miscellaneous	12,397
Total expenses	2,317,415
Net investment income (loss)	(456,591)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	37,754,582
Net change in unrealized appreciation (depreciation) on unaffiliated investments	13,842,783
Net realized and unrealized gain (loss)	51,597,365
Net increase (decrease) in net assets resulting from operations	$51,140,774
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(456,591)	$(979,139)
Net realized gain (loss)	37,754,582	104,618,610
Net change in unrealized appreciation (depreciation)	13,842,783	46,467,361
Net increase (decrease) in net assets resulting from operations	51,140,774	150,106,832
Capital share transactions:
Net proceeds from sales of shares	5,296,494	7,061,317
Cost of shares redeemed	(59,881,560)	(104,603,342)
Increase (decrease) in net assets derived from capital share transactions	(54,585,066)	(97,542,025)
Net increase (decrease) in net assets	(3,444,292)	52,564,807
Net Assets
Beginning of period	664,287,003	611,722,196
End of period	$660,842,711	$664,287,003
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$30.83	$24.44	$17.64	$40.09	$39.15	$32.64
Net investment income (loss) (a)	(0.02)	(0.04)	(0.01)	(0.03)	(0.12)	0.12
Net realized and unrealized gain (loss)	2.59	6.43	6.81	(13.45)	7.70	10.08
Total from investment operations	2.57	6.39	6.80	(13.48)	7.58	10.20
Less distributions:
From net investment income	—	—	—	—	(0.15)	(0.21)
From net realized gain on investments	—	—	—	(8.97)	(6.49)	(3.48)
Total distributions	—	—	—	(8.97)	(6.64)	(3.69)
Net asset value at end of period	$33.40	$30.83	$24.44	$17.64	$40.09	$39.15
Total investment return (b)	8.32%	26.13%	38.55%(c)	(33.17)%	19.75%	32.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.13)%††	(0.14)%	(0.03)%	(0.12)%	(0.28)%	0.35%
Net expenses (d)	0.72%††	0.72%	0.72%	0.73%	0.72%	0.73%
Expenses (before waiver/reimbursement) (d)	0.72%††	0.72%	0.72%	0.73%	0.73%	0.73%
Portfolio turnover rate	17%	66%	40%	42%	48%	144%
Net assets at end of period (in 000's)	$622,083	$624,560	$572,153	$509,030	$716,521	$590,841

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$29.76	$23.65	$17.11	$39.39	$38.57	$32.19
Net investment income (loss) (a)	(0.06)	(0.10)	(0.06)	(0.10)	(0.22)	0.04
Net realized and unrealized gain (loss)	2.49	6.21	6.60	(13.21)	7.57	9.93
Total from investment operations	2.43	6.11	6.54	(13.31)	7.35	9.97
Less distributions:
From net investment income	—	—	—	—	(0.04)	(0.11)
From net realized gain on investments	—	—	—	(8.97)	(6.49)	(3.48)
Total distributions	—	—	—	(8.97)	(6.53)	(3.59)
Net asset value at end of period	$32.19	$29.76	$23.65	$17.11	$39.39	$38.57
Total investment return (b)	8.18%	25.82%	38.22%(c)	(33.33)%	19.45%	31.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.38)%††	(0.38)%	(0.28)%	(0.37)%	(0.53)%	0.11%
Net expenses (d)	0.97%††	0.97%	0.97%	0.98%	0.97%	0.98%
Expenses (before waiver/reimbursement) (d)	0.97%††	0.97%	0.97%	0.98%	0.98%	0.98%
Portfolio turnover rate	17%	66%	40%	42%	48%	144%
Net assets at end of period (in 000's)	$38,760	$39,727	$39,570	$35,128	$56,983	$57,351

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 29, 1993
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

12	NYLI VP Wellington Growth Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan
13

Notes to Financial Statements (Unaudited) (continued)
will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.69% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,166,423 and paid the Subadvisor fees in the amount of $894,672.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$469,960,524	$193,950,493	$(2,011,850)	$191,938,643
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with

14	NYLI VP Wellington Growth Portfolio

an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $108,054 and $170,268, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	154,726	$4,570,751
Shares redeemed	(1,784,262)	(55,295,324)
Net increase (decrease)	(1,629,536)	$(50,724,573)
Year ended December 31, 2024:
Shares sold	202,049	$5,828,396
Shares redeemed	(3,351,259)	(94,163,985)
Net increase (decrease)	(3,149,210)	$(88,335,589)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	26,045	$725,743
Shares redeemed	(157,066)	(4,586,236)
Net increase (decrease)	(131,021)	$(3,860,493)
Year ended December 31, 2024:
Shares sold	44,710	$1,232,921
Shares redeemed	(382,718)	(10,439,357)
Net increase (decrease)	(338,008)	$(9,206,436)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLI VP Wellington Small Cap Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 96.1%
Aerospace & Defense 1.2%
Hexcel Corp.	32,205	$ 1,819,260
Spirit AeroSystems Holdings, Inc., Class A (a)	54,771	2,089,514
Voyager Technologies, Inc., Class A (a)	9,685	380,136
		4,288,910
Automobile Components 1.6%
Goodyear Tire & Rubber Co. (The) (a)	200,590	2,080,118
Modine Manufacturing Co. (a)	10,776	1,061,436
Phinia, Inc.	40,018	1,780,401
Visteon Corp. (a)	7,809	728,580
		5,650,535
Banks 9.9%
Atlantic Union Bankshares Corp.	64,809	2,027,226
Bank OZK	42,974	2,022,356
Banner Corp.	28,840	1,850,086
Cadence Bank	123,831	3,960,115
Columbia Banking System, Inc.	75,865	1,773,724
CVB Financial Corp.	118,474	2,344,600
First Hawaiian, Inc.	81,840	2,042,726
First Interstate BancSystem, Inc., Class A	114,760	3,307,383
FNB Corp.	128,808	1,878,021
Home BancShares, Inc.	89,131	2,536,668
Old National Bancorp	106,849	2,280,158
Prosperity Bancshares, Inc.	22,476	1,578,714
Renasant Corp.	38,210	1,372,885
Seacoast Banking Corp. of Florida	12,900	356,298
Stellar Bancorp, Inc.	56,048	1,568,223
United Community Banks, Inc.	49,835	1,484,585
Veritex Holdings, Inc.	60,955	1,590,926
WSFS Financial Corp.	27,628	1,519,540
		35,494,234
Biotechnology 6.3%
89bio, Inc. (a)	7,194	70,645
ACADIA Pharmaceuticals, Inc. (a)	7,942	171,309
ADMA Biologics, Inc. (a)	14,991	272,986
Agios Pharmaceuticals, Inc. (a)	3,670	122,064
Akero Therapeutics, Inc. (a)	4,869	259,810
Alkermes plc (a)	10,633	304,210
Amicus Therapeutics, Inc. (a)	81,048	464,405
Apogee Therapeutics, Inc. (a)	12,025	522,246
Arcellx, Inc. (a)	2,846	187,409
Arcutis Biotherapeutics, Inc. (a)	7,042	98,729
Ardelyx, Inc. (a)	15,628	61,262
Arrowhead Pharmaceuticals, Inc. (a)	7,731	122,150
Aurinia Pharmaceuticals, Inc. (a)	8,841	74,883
	Shares	Value

Biotechnology (continued)
Avidity Biosciences, Inc. (a)	25,145	$ 714,118
Beam Therapeutics, Inc. (a)	5,967	101,499
BioCryst Pharmaceuticals, Inc. (a)	13,812	123,756
Biohaven Ltd. (a)	5,744	81,048
Blueprint Medicines Corp. (a)	14,616	1,873,479
Bridgebio Pharma, Inc. (a)	9,074	391,815
CareDx, Inc. (a)	3,049	59,578
Catalyst Pharmaceuticals, Inc. (a)	7,423	161,079
Celldex Therapeutics, Inc. (a)	29,651	603,398
CG oncology, Inc. (a)	3,564	92,664
Crinetics Pharmaceuticals, Inc. (a)	26,840	771,918
Cytokinetics, Inc. (a)	18,934	625,579
Denali Therapeutics, Inc. (a)	8,299	116,103
Disc Medicine, Inc. (a)	11,173	591,722
Dynavax Technologies Corp. (a)	8,690	86,205
Dyne Therapeutics, Inc. (a)	5,447	51,856
Geron Corp. (a)	39,949	56,328
Halozyme Therapeutics, Inc. (a)	8,199	426,512
Ideaya Biosciences, Inc. (a)	5,733	120,508
Immunovant, Inc. (a)	3,825	61,200
Insmed, Inc. (a)	28,427	2,860,893
Janux Therapeutics, Inc. (a)	2,049	47,332
Kiniksa Pharmaceuticals International plc (a)	2,502	69,230
Krystal Biotech, Inc. (a)	1,626	223,510
Kymera Therapeutics, Inc. (a)	18,388	802,452
Madrigal Pharmaceuticals, Inc. (a)	1,182	357,721
MannKind Corp. (a)	17,625	65,918
Merus NV (a)	10,854	570,920
Mirum Pharmaceuticals, Inc. (a)	2,616	133,128
Novavax, Inc. (a)(b)	10,157	63,989
Nurix Therapeutics, Inc. (a)	4,962	56,517
Nuvalent, Inc., Class A (a)	11,278	860,511
Protagonist Therapeutics, Inc. (a)	16,244	897,806
PTC Therapeutics, Inc. (a)	21,687	1,059,193
Recursion Pharmaceuticals, Inc., Class A (a)(b)	15,209	76,958
Revolution Medicines, Inc. (a)	38,436	1,414,061
Rhythm Pharmaceuticals, Inc. (a)	3,591	226,915
Scholar Rock Holding Corp. (a)	17,108	605,965
Soleno Therapeutics, Inc. (a)	5,546	464,644
SpringWorks Therapeutics, Inc. (a)	4,557	214,133
Summit Therapeutics, Inc. (a)(b)	6,356	135,256
Syndax Pharmaceuticals, Inc. (a)	5,458	51,114
TG Therapeutics, Inc. (a)	9,188	330,676
Travere Therapeutics, Inc. (a)	5,606	82,969
Twist Bioscience Corp. (a)	3,954	145,468
Vaxcyte, Inc. (a)	21,390	695,389

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Vera Therapeutics, Inc. (a)	2,965	$ 69,855
Veracyte, Inc. (a)	5,042	136,285
Vericel Corp. (a)	3,197	136,032
Viridian Therapeutics, Inc. (a)	4,931	68,935
		22,766,248
Broadline Retail 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	15,611	2,057,218
Building Products 1.6%
AZEK Co., Inc. (The) (a)	49,950	2,714,783
Gibraltar Industries, Inc. (a)	21,353	1,259,827
Zurn Elkay Water Solutions Corp.	49,613	1,814,347
		5,788,957
Capital Markets 1.1%
Hamilton Lane, Inc., Class A	9,351	1,328,964
PJT Partners, Inc., Class A	15,866	2,618,049
		3,947,013
Chemicals 1.2%
Cabot Corp.	23,818	1,786,350
Mativ Holdings, Inc.	105,523	719,667
Quaker Chemical Corp.	16,875	1,888,987
		4,395,004
Commercial Services & Supplies 2.4%
Brady Corp., Class A	29,492	2,004,571
Casella Waste Systems, Inc., Class A (a)	20,716	2,390,212
GEO Group, Inc. (The) (a)	19,124	458,020
Loomis AB	44,217	1,858,246
MillerKnoll, Inc.	100,529	1,952,273
		8,663,322
Communications Equipment 0.4%
Calix, Inc. (a)	26,239	1,395,652
Construction & Engineering 0.7%
Ameresco, Inc., Class A (a)(b)	60,625	920,894
Fluor Corp. (a)	32,287	1,655,354
		2,576,248
Consumer Finance 3.3%
Bread Financial Holdings, Inc.	42,677	2,437,710
Enova International, Inc. (a)	34,187	3,812,534
EZCORP, Inc., Class A (a)	101,670	1,411,180
Navient Corp.	157,712	2,223,739
	Shares	Value

Consumer Finance (continued)
PROG Holdings, Inc.	67,518	$ 1,981,654
		11,866,817
Consumer Staples Distribution & Retail 0.7%
Grocery Outlet Holding Corp. (a)	137,421	1,706,769
Guardian Pharmacy Services, Inc., Class A (a)	35,000	745,850
		2,452,619
Containers & Packaging 1.0%
Greif, Inc., Class A	30,182	1,961,528
Sonoco Products Co.	40,613	1,769,103
		3,730,631
Diversified Consumer Services 2.4%
Adtalem Global Education, Inc. (a)	18,764	2,387,344
H&R Block, Inc.	29,233	1,604,599
Laureate Education, Inc. (a)	148,738	3,477,495
Stride, Inc. (a)	8,975	1,303,080
		8,772,518
Electrical Equipment 0.8%
Acuity, Inc.	5,248	1,565,688
NEXTracker, Inc., Class A (a)	26,486	1,440,044
		3,005,732
Electronic Equipment, Instruments & Components 2.6%
Novanta, Inc. (a)	11,766	1,516,990
PAR Technology Corp. (a)	10,311	715,274
TTM Technologies, Inc. (a)	118,620	4,842,069
Vishay Intertechnology, Inc.	135,448	2,150,914
		9,225,247
Energy Equipment & Services 1.7%
Cactus, Inc., Class A	13,937	609,326
ChampionX Corp.	72,923	1,811,407
Helix Energy Solutions Group, Inc. (a)	220,717	1,377,274
Select Water Solutions, Inc.	151,336	1,307,543
Tidewater, Inc. (a)	22,009	1,015,275
		6,120,825
Financial Services 3.1%
Federal Agricultural Mortgage Corp., Class C	9,904	1,924,149
HA Sustainable Infrastructure Capital, Inc. (b)	38,628	1,037,548
Radian Group, Inc.	71,939	2,591,243
Remitly Global, Inc. (a)	120,734	2,266,177
Repay Holdings Corp. (a)	192,183	926,322

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Financial Services (continued)
Shift4 Payments, Inc., Class A (a)(b)	22,948	$ 2,274,377
		11,019,816
Food Products 0.8%
Freshpet, Inc. (a)	15,577	1,058,613
WK Kellogg Co. (b)	102,895	1,640,146
		2,698,759
Gas Utilities 1.7%
New Jersey Resources Corp.	45,748	2,050,426
Spire, Inc.	29,411	2,146,709
UGI Corp.	48,565	1,768,737
		5,965,872
Ground Transportation 0.8%
Ryder System, Inc.	17,133	2,724,147
Health Care Equipment & Supplies 4.0%
Artivion, Inc. (a)	98,212	3,054,393
Glaukos Corp. (a)	13,716	1,416,726
Integra LifeSciences Holdings Corp. (a)	144,284	1,770,365
Lantheus Holdings, Inc. (a)	33,121	2,711,285
Omnicell, Inc. (a)	56,492	1,660,865
PROCEPT BioRobotics Corp. (a)	21,829	1,257,350
SI-BONE, Inc. (a)	75,805	1,426,650
TransMedics Group, Inc. (a)	8,118	1,087,893
		14,385,527
Health Care Providers & Services 1.9%
Ensign Group, Inc. (The)	8,117	1,252,128
GeneDx Holdings Corp. (a)	14,237	1,314,218
Hims & Hers Health, Inc. (a)(b)	32,529	1,621,571
PACS Group, Inc. (a)	34,210	441,993
Progyny, Inc. (a)	93,263	2,051,786
		6,681,696
Health Care REITs 1.2%
American Healthcare REIT, Inc.	60,348	2,217,186
CareTrust REIT, Inc.	73,117	2,237,380
		4,454,566
Health Care Technology 0.4%
Veradigm, Inc. (a)	301,053	1,414,949
Hotel & Resort REITs 0.5%
Pebblebrook Hotel Trust	172,695	1,725,223
	Shares	Value

Hotels, Restaurants & Leisure 3.1%
Cracker Barrel Old Country Store, Inc. (b)	38,472	$ 2,349,870
Genius Sports Ltd. (a)	181,495	1,887,548
Life Time Group Holdings, Inc. (a)	118,180	3,584,399
Monarch Casino & Resort, Inc.	25,423	2,197,564
Wingstop, Inc.	2,774	934,117
		10,953,498
Household Durables 1.9%
Champion Homes, Inc. (a)	62,066	3,885,952
Helen of Troy Ltd. (a)	30,073	853,472
Leggett & Platt, Inc.	225,032	2,007,286
		6,746,710
Household Products 0.3%
Energizer Holdings, Inc.	57,521	1,159,623
Insurance 2.0%
Beazley plc	47,364	607,883
Kemper Corp.	28,259	1,823,836
Lancashire Holdings Ltd.	217,546	1,717,033
SiriusPoint Ltd. (a)	155,088	3,162,244
		7,310,996
IT Services 0.5%
Grid Dynamics Holdings, Inc. (a)	141,398	1,633,147
Leisure Products 0.9%
Malibu Boats, Inc., Class A (a)	50,197	1,573,174
Sturm Ruger & Co., Inc.	48,983	1,758,490
		3,331,664
Machinery 1.7%
Blue Bird Corp. (a)(b)	58,451	2,522,745
Greenbrier Cos., Inc. (The)	40,511	1,865,532
Kennametal, Inc.	79,973	1,836,180
		6,224,457
Marine Transportation 0.6%
Kirby Corp. (a)	18,757	2,127,231
Media 2.1%
Criteo SA, Sponsored ADR (a)	39,080	936,357
Magnite, Inc. (a)	213,528	5,150,295
National CineMedia, Inc.	307,241	1,488,583
		7,575,235
Metals & Mining 2.3%
Kaiser Aluminum Corp.	53,185	4,249,480
Lundin Mining Corp.	205,904	2,165,262
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Ramaco Resources, Inc.
Class A	144,557	$ 1,899,479
Class B	5,856	47,902
		8,362,123
Mortgage Real Estate Investment Trusts 0.5%
Rithm Capital Corp.	147,439	1,664,586
Office REITs 0.6%
Piedmont Realty Trust, Inc., Class A	300,215	2,188,567
Oil, Gas & Consumable Fuels 1.0%
Excelerate Energy, Inc., Class A	69,474	2,036,978
MEG Energy Corp.	26,400	499,224
Viper Energy, Inc.	31,734	1,210,017
		3,746,219
Personal Care Products 0.3%
BellRing Brands, Inc. (a)	20,453	1,184,842
Pharmaceuticals 1.5%
Amneal Pharmaceuticals, Inc. (a)	10,507	85,002
Amphastar Pharmaceuticals, Inc. (a)	2,501	57,423
ANI Pharmaceuticals, Inc. (a)	1,252	81,693
Avadel Pharmaceuticals plc, ADR (a)	6,134	54,286
Axsome Therapeutics, Inc. (a)	5,773	602,644
Collegium Pharmaceutical, Inc. (a)	2,094	61,920
Corcept Therapeutics, Inc. (a)	5,363	393,644
Edgewise Therapeutics, Inc. (a)	4,895	64,173
Harmony Biosciences Holdings, Inc. (a)	2,511	79,348
Harrow, Inc. (a)	1,976	60,347
Innoviva, Inc. (a)	3,660	73,529
Ligand Pharmaceuticals, Inc. (a)	1,180	134,142
Liquidia Corp. (a)	4,151	51,721
Ocular Therapeutix, Inc. (a)	10,457	97,041
Pacira BioSciences, Inc. (a)	59,736	1,427,690
Prestige Consumer Healthcare, Inc. (a)	3,260	260,311
Structure Therapeutics, Inc., ADR (a)	9,004	186,743
Supernus Pharmaceuticals, Inc. (a)	3,344	105,403
Tarsus Pharmaceuticals, Inc. (a)	2,502	101,356
Verona Pharma plc, ADR (a)	14,536	1,374,815
		5,353,231
Professional Services 4.3%
ExlService Holdings, Inc. (a)	64,921	2,842,891
Maximus, Inc.	29,053	2,039,521
	Shares	Value

Professional Services (continued)
TriNet Group, Inc.	35,812	$ 2,619,290
Verra Mobility Corp. (a)	191,988	4,874,575
WNS Holdings Ltd. (a)	48,985	3,097,811
		15,474,088
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.	49,139	1,509,059
Residential REITs 0.5%
Independence Realty Trust, Inc.	105,908	1,873,513
Retail REITs 1.1%
Macerich Co. (The)	138,489	2,240,752
Phillips Edison & Co., Inc.	48,781	1,708,799
		3,949,551
Semiconductors & Semiconductor Equipment 3.5%
Credo Technology Group Holding Ltd. (a)	14,561	1,348,203
Ichor Holdings Ltd. (a)	170,497	3,348,561
MKS, Inc.	8,495	844,063
Silicon Motion Technology Corp., ADR	30,580	2,298,699
SiTime Corp. (a)	11,819	2,518,392
Tower Semiconductor Ltd. (a)	48,257	2,091,941
		12,449,859
Software 6.7%
A10 Networks, Inc.	122,884	2,377,805
Adeia, Inc.	132,393	1,872,037
Agilysys, Inc. (a)	10,486	1,202,115
Amplitude, Inc., Class A (a)	41,731	517,464
AvePoint, Inc. (a)	163,259	3,152,531
Clearwater Analytics Holdings, Inc., Class A (a)	70,736	1,551,241
CyberArk Software Ltd. (a)	8,348	3,396,634
Freshworks, Inc., Class A (a)	82,272	1,226,676
Intapp, Inc. (a)	21,834	1,127,071
NCR Voyix Corp. (a)	146,340	1,716,568
RingCentral, Inc., Class A (a)	62,752	1,779,019
SEMrush Holdings, Inc., Class A (a)	129,971	1,176,238
Verint Systems, Inc. (a)	67,685	1,331,364
Xperi, Inc. (a)	225,857	1,786,529
		24,213,292
Specialized REITs 0.6%
EPR Properties	37,984	2,212,948
Specialty Retail 1.5%
American Eagle Outfitters, Inc.	161,189	1,550,638

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Wellington Small Cap Portfolio

	Shares	Value
Common Stocks (continued)
Specialty Retail (continued)
Boot Barn Holdings, Inc. (a)	11,667	$ 1,773,384
Upbound Group, Inc.	76,592	1,922,459
		5,246,481
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	44,517	1,341,297
Steven Madden Ltd.	75,948	1,821,233
		3,162,530
Trading Companies & Distributors 3.4%
Air Lease Corp.	31,566	1,846,295
Applied Industrial Technologies, Inc.	6,593	1,532,543
MRC Global, Inc. (a)	237,271	3,252,985
MSC Industrial Direct Co., Inc., Class A	24,480	2,081,290
Rush Enterprises, Inc., Class A	28,373	1,461,493
Xometry, Inc., Class A (a)(b)	57,686	1,949,210
		12,123,816
Total Common Stocks (Cost $318,325,168)		345,045,551
Exchange-Traded Funds 2.0%
iShares Russell 2000 ETF	15,213	3,282,813
iShares Russell 2000 Growth ETF	1,094	312,731
iShares Russell 2000 Value ETF (b)	22,831	3,601,819
Total Exchange-Traded Funds (Cost $6,878,140)		7,197,363
Short-Term Investments 2.9%
Affiliated Investment Company 1.8%
NYLI U.S. Government Liquidity Fund, 4.201% (c)	6,506,093	6,506,093
	Shares	Value

Unaffiliated Investment Company 1.1%
Invesco Government & Agency Portfolio, 4.368% (c)(d)	4,106,411	$ 4,106,411
Total Short-Term Investments (Cost $10,612,504)		10,612,504
Total Investments (Cost $335,815,812)	101.0%	362,855,418
Other Assets, Less Liabilities	(1.0)	(3,762,907)
Net Assets	100.0%	$ 359,092,511

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of June 30, 2025, the aggregate market value of securities on loan was $13,282,619; the total market value of collateral held by the Portfolio was $13,567,825. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,461,414. The Portfolio received cash collateral with a value of $4,106,411. (See Note 2(I))
(c)	Current yield as of June 30, 2025.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,197	$ 44,778	$ (44,469)	$ —	$ —	$ 6,506	$ 117	$ —	6,506
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Futures Contracts
As of June 30, 2025, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Russell 2000 E-Mini Index	29	September 2025	$ 3,117,558	$ 3,177,965	$ 60,407

1.	As of June 30, 2025, cash in the amount of $295,197 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of June 30, 2025.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 345,045,551	$ —	$ —	$ 345,045,551
Exchange-Traded Funds	7,197,363	—	—	7,197,363
Short-Term Investments
Affiliated Investment Company	6,506,093	—	—	6,506,093
Unaffiliated Investment Company	4,106,411	—	—	4,106,411
Total Short-Term Investments	10,612,504	—	—	10,612,504
Total Investments in Securities	362,855,418	—	—	362,855,418
Other Financial Instruments
Futures Contracts (b)	60,407	—	—	60,407
Total Investments in Securities and Other Financial Instruments	$ 362,915,825	$ —	$ —	$ 362,915,825

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Wellington Small Cap Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $329,309,719) including securities on loan of $13,282,619	$356,349,325
Investment in affiliated investment companies, at value (identified cost $6,506,093)	6,506,093
Cash collateral on deposit at broker for futures contracts	295,197
Receivables:
Investment securities sold	863,089
Portfolio shares sold	457,734
Dividends	360,440
Securities lending	4,840
Variation margin on futures contracts	4,129
Other assets	3,702
Total assets	364,844,549
Liabilities
Cash collateral received for securities on loan	4,106,411
Payables:
Investment securities purchased	1,115,230
Portfolio shares redeemed	225,344
Manager (See Note 3)	201,854
NYLIFE Distributors (See Note 3)	40,460
Professional fees	28,662
Shareholder communication	21,012
Custodian	9,855
Trustees	46
Accrued expenses	3,164
Total liabilities	5,752,038
Net assets	$359,092,511
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$38,355
Additional paid-in-capital	367,428,906
367,467,261
Total distributable earnings (loss)	(8,374,750)
Net assets	$359,092,511
Initial Class
Net assets applicable to outstanding shares	$157,949,032
Shares of beneficial interest outstanding	16,744,005
Net asset value per share outstanding	$9.43
Service Class
Net assets applicable to outstanding shares	$201,143,479
Shares of beneficial interest outstanding	21,611,324
Net asset value per share outstanding	$9.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $10,428)	$2,561,401
Dividends-affiliated	116,716
Securities lending, net	65,513
Total income	2,743,630
Expenses
Manager (See Note 3)	1,408,527
Distribution/Service—Service Class (See Note 3)	247,675
Professional fees	41,911
Custodian	16,891
Trustees	4,380
Miscellaneous	7,451
Total expenses before waiver/reimbursement	1,726,835
Expense waiver/reimbursement from Manager (See Note 3)	(176,297)
Net expenses	1,550,538
Net investment income (loss)	1,193,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	2,036,485
Futures transactions	(476,871)
Foreign currency transactions	3,612
Net realized gain (loss)	1,563,226
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(17,397,702)
Futures contracts	366,715
Translation of other assets and liabilities in foreign currencies	231
Net change in unrealized appreciation (depreciation)	(17,030,756)
Net realized and unrealized gain (loss)	(15,467,530)
Net increase (decrease) in net assets resulting from operations	$(14,274,438)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Wellington Small Cap Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,193,092	$2,988,187
Net realized gain (loss)	1,563,226	30,265,875
Net change in unrealized appreciation (depreciation)	(17,030,756)	19,772,101
Net increase (decrease) in net assets resulting from operations	(14,274,438)	53,026,163
Distributions to shareholders:
Initial Class	—	(1,829,677)
Service Class	—	(1,801,606)
Total distributions to shareholders	—	(3,631,283)
Capital share transactions:
Net proceeds from sales of shares	26,128,490	48,106,304
Net asset value of shares issued to shareholders in reinvestment of distributions	—	3,631,283
Cost of shares redeemed	(31,259,369)	(109,459,028)
Increase (decrease) in net assets derived from capital share transactions	(5,130,879)	(57,721,441)
Net increase (decrease) in net assets	(19,405,317)	(8,326,561)
Net Assets
Beginning of period	378,497,828	386,824,389
End of period	$359,092,511	$378,497,828
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.82	$8.68	$7.69	$13.79	$11.73	$10.65
Net investment income (loss) (a)	0.04	0.08	0.07	0.07	0.16	0.04
Net realized and unrealized gain (loss)	(0.43)	1.16	0.99	(3.05)	1.95	1.05
Total from investment operations	(0.39)	1.24	1.06	(2.98)	2.11	1.09
Less distributions:
From net investment income	—	(0.10)	(0.07)	(0.13)	(0.05)	(0.01)
From net realized gain on investments	—	—	—	(2.99)	—	—
Total distributions	—	(0.10)	(0.07)	(3.12)	(0.05)	(0.01)
Net asset value at end of period	$9.43	$9.82	$8.68	$7.69	$13.79	$11.73
Total investment return (b)	(3.94)%	14.41%	13.89%	(20.83)%	18.03%	10.22%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.82%††	0.91%	0.84%	0.70%	0.93%	0.42%
Net expenses (c)	0.74%††	0.74%	0.74%	0.74%	0.74%	0.75%
Expenses (before waiver/reimbursement) (c)	0.84%††	0.84%	0.83%	0.85%	0.86%	0.86%
Portfolio turnover rate	33%	59%	61%	71%	83%	225%
Net assets at end of period (in 000's)	$157,949	$162,328	$155,565	$172,629	$206,410	$197,586

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI VP Wellington Small Cap Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.70	$8.57	$7.59	$13.65	$11.61	$10.56
Net investment income (loss) (a)	0.03	0.06	0.05	0.05	0.12	0.02
Net realized and unrealized gain (loss)	(0.42)	1.15	0.97	(3.02)	1.95	1.03
Total from investment operations	(0.39)	1.21	1.02	(2.97)	2.07	1.05
Less distributions:
From net investment income	—	(0.08)	(0.04)	(0.10)	(0.03)	—
From net realized gain on investments	—	—	—	(2.99)	—	—
Total distributions	—	(0.08)	(0.04)	(3.09)	(0.03)	—
Net asset value at end of period	$9.31	$9.70	$8.57	$7.59	$13.65	$11.61
Total investment return (b)	(4.06)%	14.13%	13.60%	(21.03)%	17.73%	9.94%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.57%††	0.67%	0.60%	0.44%	0.66%	0.17%
Net expenses (d)	0.99%††	0.99%	0.99%	0.99%	0.99%	1.00%
Expenses (before waiver/reimbursement) (d)	1.09%††	1.09%	1.08%	1.10%	1.11%	1.11%
Portfolio turnover rate	33%	59%	61%	71%	83%	225%
Net assets at end of period (in 000's)	$201,143	$216,170	$231,260	$223,866	$312,587	$304,479

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Wellington Small Cap Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 2, 2016
Service Class	May 2, 2016
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

14	NYLI VP Wellington Small Cap Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as
15

Notes to Financial Statements (Unaudited) (continued)
security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Portfolio is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Portfolio is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Portfolio agrees to receive from or pay to the broker or futures

16	NYLI VP Wellington Small Cap Portfolio

commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Portfolio seeks to close out a futures contract. If no liquid market exists, the Portfolio would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Portfolio did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Portfolio's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Portfolio, the Portfolio may not be entitled to the return of the entire margin owed to the Portfolio, potentially resulting in a loss. The Portfolio may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Portfolio's investment in futures contracts and other derivatives may increase the volatility of the Portfolio's NAVs and may result in a loss to the Portfolio.
(H) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S.
dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
17

Notes to Financial Statements (Unaudited) (continued)
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Portfolio's derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio's financial positions, performance and cash flows.
The Portfolio entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of June 30, 2025:
Asset Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$60,407
Total Fair Value	$60,407

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2025:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$(476,871)
Total Net Realized Gain (Loss)	$(476,871)

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$366,715
Total Net Change in Unrealized Appreciation (Depreciation)	$366,715

Average Notional Amount	Total
Futures Contracts Long	$3,482,603
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Wellington, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.80% up to $1 billion; 0.775% from $1 billion to $2 billion; and 0.75% in excess of $2 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.80% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of the Portfolio's average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Service Class shares. This agreement will remain in effect until May 1, 2026, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,408,527 and waived fees and/or reimbursed expenses in the amount of $176,297 and paid the Subadvisor fees in the amount of $607,323.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under

18	NYLI VP Wellington Small Cap Portfolio

the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$342,943,888	$53,993,425	$(34,081,895)	$19,911,530
As of December 31, 2024, for federal income tax purposes, capital loss carryforwards of $34,998,342, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Portfolio. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$25,391	$9,607
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$3,631,283
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $114,654 and $118,544, respectively.
The Portfolio may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended June 30, 2025, such purchases were $434.
19

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,240,552	$11,371,301
Shares redeemed	(1,026,449)	(9,893,450)
Net increase (decrease)	214,103	$1,477,851
Year ended December 31, 2024:
Shares sold	3,638,199	$33,535,601
Shares issued to shareholders in reinvestment of distributions	194,677	1,829,677
Shares redeemed	(5,235,039)	(50,025,241)
Net increase (decrease)	(1,402,163)	$(14,659,963)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	1,640,914	$14,757,189
Shares redeemed	(2,312,082)	(21,365,919)
Net increase (decrease)	(671,168)	$(6,608,730)
Year ended December 31, 2024:
Shares sold	1,599,399	$14,570,703
Shares issued to shareholders in reinvestment of distributions	193,932	1,801,606
Shares redeemed	(6,490,796)	(59,433,787)
Net increase (decrease)	(4,697,465)	$(43,061,478)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

20	NYLI VP Wellington Small Cap Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
21

NYLI VP Dimensional U.S. Equity Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	20,122	$ 9,319,303
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	39,239	3,960,785
Automobiles 0.2%
General Motors Co.	36,566	1,799,413
Beverages 1.8%
Coca-Cola Co. (The)	17,234	1,219,306
PepsiCo, Inc.	123,459	16,301,526
		17,520,832
Biotechnology 4.7%
AbbVie, Inc.	118,234	21,946,595
Amgen, Inc.	44,385	12,392,736
Gilead Sciences, Inc.	106,503	11,807,988
		46,147,319
Broadline Retail 0.2%
eBay, Inc.	24,000	1,787,040
Building Products 0.5%
Advanced Drainage Systems, Inc.	16,679	1,915,750
Lennox International, Inc.	5,680	3,256,003
		5,171,753
Capital Markets 2.5%
Ameriprise Financial, Inc.	19,409	10,359,165
LPL Financial Holdings, Inc.	17,842	6,690,215
Moody's Corp.	14,835	7,441,088
		24,490,468
Chemicals 0.8%
Sherwin-Williams Co. (The)	21,465	7,370,222
Commercial Services & Supplies 0.8%
Cintas Corp.	2,550	568,319
Veralto Corp.	734	74,097
Waste Management, Inc.	33,556	7,678,284
		8,320,700
Communications Equipment 0.7%
Motorola Solutions, Inc.	15,971	6,715,167
	Shares	Value

Construction & Engineering 0.0% ‡
EMCOR Group, Inc.	172	$ 92,001
Consumer Finance 0.5%
American Express Co.	16,417	5,236,695
Consumer Staples Distribution & Retail 4.5%
Costco Wholesale Corp.	23,503	23,266,560
Kroger Co. (The)	134,423	9,642,162
Sysco Corp.	96,212	7,287,097
Target Corp.	44,327	4,372,858
		44,568,677
Distributors 0.1%
Pool Corp.	4,203	1,225,090
Electric Utilities 0.7%
NRG Energy, Inc.	41,367	6,642,713
Electrical Equipment 0.8%
Vertiv Holdings Co., Class A	64,570	8,291,434
Electronic Equipment, Instruments & Components 0.5%
CDW Corp.	27,434	4,899,438
Energy Equipment & Services 0.2%
Halliburton Co.	79,153	1,613,138
Entertainment 0.1%
Warner Music Group Corp., Class A	28,804	784,621
Financial Services 8.4%
Corpay, Inc. (a)	14,323	4,752,658
Equitable Holdings, Inc.	61,383	3,443,586
Mastercard, Inc., Class A	51,984	29,211,889
Visa, Inc., Class A	127,978	45,438,589
		82,846,722
Food Products 0.3%
Hershey Co. (The)	15,728	2,610,062
Ground Transportation 1.2%
Union Pacific Corp.	52,911	12,173,763
Health Care Equipment & Supplies 0.7%
IDEXX Laboratories, Inc. (a)	13,422	7,198,755

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services 0.8%
Cencora, Inc.	17,987	$ 5,393,402
DaVita, Inc. (a)	17,709	2,522,647
		7,916,049
Hotels, Restaurants & Leisure 3.1%
Carnival Corp. (a)	40,971	1,152,104
Chipotle Mexican Grill, Inc. (a)	117,005	6,569,831
Darden Restaurants, Inc.	24,982	5,445,326
Expedia Group, Inc.	28,725	4,845,333
Las Vegas Sands Corp.	70,784	3,079,812
Royal Caribbean Cruises Ltd.	30,876	9,668,511
		30,760,917
Household Durables 0.0% ‡
NVR, Inc. (a)	11	81,242
Household Products 2.5%
Clorox Co. (The)	9,797	1,176,326
Colgate-Palmolive Co.	61,239	5,566,625
Kimberly-Clark Corp.	59,266	7,640,572
Procter & Gamble Co. (The)	64,012	10,198,392
		24,581,915
Independent Power and Renewable Electricity Producers 1.3%
Vistra Corp.	64,639	12,527,685
Industrial Conglomerates 0.0% ‡
3M Co.	698	106,263
Insurance 0.5%
Aon plc, Class A	4,113	1,467,354
Travelers Cos., Inc. (The)	8,784	2,350,071
Willis Towers Watson plc	3,424	1,049,456
		4,866,881
Interactive Media & Services 3.0%
Meta Platforms, Inc., Class A	40,188	29,662,361
IT Services 3.2%
Gartner, Inc. (a)	11,933	4,823,557
GoDaddy, Inc., Class A (a)	21,446	3,861,567
International Business Machines Corp.	76,203	22,463,120
		31,148,244
Life Sciences Tools & Services 0.6%
Medpace Holdings, Inc. (a)	6,072	1,905,758
	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp. (a)	10,994	$ 3,837,346
		5,743,104
Machinery 2.4%
Caterpillar, Inc.	42,113	16,348,688
Deere & Co.	1,595	811,041
Illinois Tool Works, Inc.	26,741	6,611,712
		23,771,441
Media 0.2%
Charter Communications, Inc., Class A (a)	5,662	2,314,682
Metals & Mining 0.1%
Southern Copper Corp.	9,516	962,734
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy, Inc.	45,362	11,046,554
Devon Energy Corp.	138,848	4,416,755
Hess Corp.	57,130	7,914,790
Targa Resources Corp.	44,072	7,672,054
		31,050,153
Passenger Airlines 0.6%
Delta Air Lines, Inc.	115,158	5,663,471
United Airlines Holdings, Inc. (a)	6,580	523,965
		6,187,436
Pharmaceuticals 5.9%
Bristol-Myers Squibb Co.	124,097	5,744,450
Eli Lilly & Co.	49,111	38,283,498
Johnson & Johnson	19,942	3,046,140
Merck & Co., Inc.	63,082	4,993,571
Zoetis, Inc.	40,381	6,297,417
		58,365,076
Professional Services 2.7%
Automatic Data Processing, Inc.	34,210	10,550,364
Booz Allen Hamilton Holding Corp.	24,711	2,573,156
Broadridge Financial Solutions, Inc.	1,021	248,134
Paychex, Inc.	45,436	6,609,121
Verisk Analytics, Inc.	20,244	6,306,006
		26,286,781
Semiconductors & Semiconductor Equipment 10.1%
KLA Corp.	13,431	12,030,684
Lam Research Corp.	104,760	10,197,338
Microchip Technology, Inc.	12,075	849,718
NVIDIA Corp.	443,467	70,063,351

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Dimensional U.S. Equity Portfolio

	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	28,163	$ 6,153,334
		99,294,425
Software 13.0%
Adobe, Inc. (a)	32,764	12,675,737
AppLovin Corp., Class A (a)	53,076	18,580,846
Autodesk, Inc. (a)	16,774	5,192,727
Fortinet, Inc. (a)	15,061	1,592,249
Manhattan Associates, Inc. (a)	10,032	1,981,019
Microsoft Corp.	115,691	57,545,860
Oracle Corp.	137,605	30,084,581
		127,653,019
Specialty Retail 7.1%
Best Buy Co., Inc.	49,732	3,338,509
Burlington Stores, Inc. (a)	13,978	3,251,842
Carvana Co. (a)	5,206	1,754,214
Dick's Sporting Goods, Inc.	12,725	2,517,132
Home Depot, Inc. (The)	65,791	24,121,612
Ross Stores, Inc.	60,970	7,778,553
TJX Cos., Inc. (The)	114,639	14,156,770
Tractor Supply Co.	119,352	6,298,205
Ulta Beauty, Inc. (a)	6,169	2,885,982
Williams-Sonoma, Inc.	25,274	4,129,013
		70,231,832
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	245,784	50,427,503
NetApp, Inc.	38,537	4,106,118
		54,533,621
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica, Inc. (a)	14,633	3,476,508
	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	21,240	$ 1,508,890
		4,985,398
Trading Companies & Distributors 1.9%
United Rentals, Inc.	11,962	9,012,171
WW Grainger, Inc.	9,208	9,578,530
		18,590,701
Total Common Stocks (Cost $774,812,575)		982,408,071
Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	3,314,988	3,314,988
Total Short-Term Investment (Cost $3,314,988)		3,314,988
Total Investments (Cost $778,127,563)	100.1%	985,723,059
Other Assets, Less Liabilities	(0.1)	(873,679)
Net Assets	100.0%	$ 984,849,380

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 812	$ 48,457	$ (45,954)	$ —	$ —	$ 3,315	$ 53	$ —	3,315
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 982,408,071	$ —	$ —	$ 982,408,071
Short-Term Investment
Affiliated Investment Company	3,314,988	—	—	3,314,988
Total Investments in Securities	$ 985,723,059	$ —	$ —	$ 985,723,059

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Dimensional U.S. Equity Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $774,812,575)	$982,408,071
Investment in affiliated investment companies, at value (identified cost $3,314,988)	3,314,988
Receivables:
Investment securities sold	645,674
Dividends	396,907
Portfolio shares sold	224,423
Other assets	7,929
Total assets	986,997,992
Liabilities
Payables:
Investment securities purchased	889,092
Portfolio shares redeemed	763,633
Manager (See Note 3)	400,501
NYLIFE Distributors (See Note 3)	49,201
Professional fees	29,747
Custodian	7,523
Shareholder communication	2,809
Trustees	123
Accrued expenses	5,983
Total liabilities	2,148,612
Net assets	$984,849,380
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,952
Additional paid-in-capital	540,570,545
540,599,497
Total distributable earnings (loss)	444,249,883
Net assets	$984,849,380
Initial Class
Net assets applicable to outstanding shares	$741,721,921
Shares of beneficial interest outstanding	21,691,043
Net asset value per share outstanding	$34.19
Service Class
Net assets applicable to outstanding shares	$243,127,459
Shares of beneficial interest outstanding	7,260,870
Net asset value per share outstanding	$33.48

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $9,221)	$6,320,496
Dividends-affiliated	52,688
Securities lending, net	1,427
Total income	6,374,611
Expenses
Manager (See Note 3)	2,396,200
Distribution/Service—Service Class (See Note 3)	298,629
Professional fees	57,664
Shareholder communication	37,463
Custodian	14,979
Trustees	11,549
Miscellaneous	17,296
Total expenses	2,833,780
Net investment income (loss)	3,540,831
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	19,241,318
Net change in unrealized appreciation (depreciation) on unaffiliated investments	31,757,072
Net realized and unrealized gain (loss)	50,998,390
Net increase (decrease) in net assets resulting from operations	$54,539,221
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Dimensional U.S. Equity Portfolio

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,540,831	$5,689,099
Net realized gain (loss)	19,241,318	220,290,535
Net change in unrealized appreciation (depreciation)	31,757,072	(16,892,529)
Net increase (decrease) in net assets resulting from operations	54,539,221	209,087,105
Distributions to shareholders:
Initial Class	—	(5,849,434)
Service Class	—	(1,461,514)
Total distributions to shareholders	—	(7,310,948)
Capital share transactions:
Net proceeds from sales of shares	42,381,221	65,126,795
Net asset value of shares issued to shareholders in reinvestment of distributions	—	7,310,948
Cost of shares redeemed	(108,693,869)	(193,538,415)
Increase (decrease) in net assets derived from capital share transactions	(66,312,648)	(121,100,672)
Net increase (decrease) in net assets	(11,773,427)	80,675,485
Net Assets
Beginning of period	996,622,807	915,947,322
End of period	$984,849,380	$996,622,807
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$32.33	$26.30	$21.32	$34.39	$28.28	$26.83
Net investment income (loss) (a)	0.13	0.19	0.21	0.25	0.21	0.28
Net realized and unrealized gain (loss)	1.73	6.09	5.00	(7.58)	7.77	3.68
Total from investment operations	1.86	6.28	5.21	(7.33)	7.98	3.96
Less distributions:
From net investment income	—	(0.25)	(0.23)	(0.19)	(0.29)	(0.43)
From net realized gain on investments	—	—	—	(5.55)	(1.58)	(2.08)
Total distributions	—	(0.25)	(0.23)	(5.74)	(1.87)	(2.51)
Net asset value at end of period	$34.19	$32.33	$26.30	$21.32	$34.39	$28.28
Total investment return (b)	5.77%	23.86%	24.58%	(20.68)%	28.78%	15.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.81%††	0.64%	0.90%	0.90%	0.65%	1.09%
Net expenses (c)	0.54%††	0.55%	0.56%	0.57%	0.58%	0.58%
Portfolio turnover rate	7%	21%	28%	21%	26%	143%
Net assets at end of period (in 000's)	$741,722	$745,356	$670,328	$607,323	$732,245	$497,644

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$31.70	$25.80	$20.91	$33.85	$27.87	$26.47
Net investment income (loss) (a)	0.09	0.12	0.15	0.18	0.13	0.21
Net realized and unrealized gain (loss)	1.69	5.96	4.91	(7.46)	7.65	3.62
Total from investment operations	1.78	6.08	5.06	(7.28)	7.78	3.83
Less distributions:
From net investment income	—	(0.18)	(0.17)	(0.11)	(0.22)	(0.35)
From net realized gain on investments	—	—	—	(5.55)	(1.58)	(2.08)
Total distributions	—	(0.18)	(0.17)	(5.66)	(1.80)	(2.43)
Net asset value at end of period	$33.48	$31.70	$25.80	$20.91	$33.85	$27.87
Total investment return (b)	5.64%	23.56%	24.27%	(20.87)%	28.46%	15.26%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.57%††	0.39%	0.66%	0.65%	0.40%	0.83%
Net expenses (c)	0.79%††	0.80%	0.81%	0.82%	0.83%	0.83%
Portfolio turnover rate	7%	21%	28%	21%	26%	143%
Net assets at end of period (in 000's)	$243,127	$251,266	$245,619	$226,405	$306,191	$270,170

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP Dimensional U.S. Equity Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Dimensional U.S. Equity Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	January 23, 1984
Service Class	June 5, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using

12	NYLI VP Dimensional U.S. Equity Portfolio

the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan
13

Notes to Financial Statements (Unaudited) (continued)
will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Dimensional Fund Advisors LP ("Dimensional" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and Dimensional, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.52% up to $500 million; 0.495% from $500 million to $1 billion; 0.47% from $1 billion to $3 billion; and 0.46% in excess of $3 billion. During the six-month period ended June 30, 2025, the effective management fee rate was 0.51% of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $2,396,200 and paid the Subadvisor fees in the amount of $943,267.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$780,754,204	$238,311,944	$(33,343,089)	$204,968,855
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$7,310,948
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.

14	NYLI VP Dimensional U.S. Equity Portfolio

Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $63,399 and $125,666, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	998,700	$32,458,630
Shares redeemed	(2,362,727)	(77,636,793)
Net increase (decrease)	(1,364,027)	$(45,178,163)
Year ended December 31, 2024:
Shares sold	1,489,520	$44,301,110
Shares issued to shareholders in reinvestment of distributions	180,915	5,849,434
Shares redeemed	(4,101,176)	(124,072,223)
Net increase (decrease)	(2,430,741)	$(73,921,679)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	312,873	$9,922,591
Shares redeemed	(979,098)	(31,057,076)
Net increase (decrease)	(666,225)	$(21,134,485)
Year ended December 31, 2024:
Shares sold	705,667	$20,825,685
Shares issued to shareholders in reinvestment of distributions	46,078	1,461,514
Shares redeemed	(2,345,549)	(69,466,192)
Net increase (decrease)	(1,593,804)	$(47,178,993)
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
15

Notes to Financial Statements (Unaudited) (continued)
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP Dimensional U.S. Equity Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
17

NYLI VP Winslow Large Cap Growth Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.6%
Aerospace & Defense 3.2%
Axon Enterprise, Inc. (a)	26,430	$ 21,882,454
GE Aerospace	77,002	19,819,545
Howmet Aerospace, Inc.	111,317	20,719,433
		62,421,432
Automobiles 1.6%
Tesla, Inc. (a)	97,971	31,121,468
Biotechnology 1.4%
Alnylam Pharmaceuticals, Inc. (a)	86,021	28,050,588
Broadline Retail 6.6%
Amazon.com, Inc. (a)	581,936	127,670,939
Building Products 1.3%
Trane Technologies plc	59,416	25,989,153
Capital Markets 2.4%
Ares Management Corp.	105,000	18,186,000
LPL Financial Holdings, Inc.	75,800	28,422,726
		46,608,726
Chemicals 1.1%
Ecolab, Inc.	79,270	21,358,509
Commercial Services & Supplies 1.1%
Cintas Corp.	96,900	21,596,103
Electrical Equipment 2.6%
Eaton Corp. plc	56,300	20,098,537
Vertiv Holdings Co., Class A	239,320	30,731,081
		50,829,618
Entertainment 5.4%
Netflix, Inc. (a)	40,698	54,499,913
Spotify Technology SA (a)	65,725	50,433,421
		104,933,334
Financial Services 5.4%
Mastercard, Inc., Class A	88,374	49,660,886
Visa, Inc., Class A	157,220	55,820,961
		105,481,847
Health Care Equipment & Supplies 3.9%
Intuitive Surgical, Inc. (a)	89,386	48,573,246
	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	69,540	$ 27,512,110
		76,085,356
Hotels, Restaurants & Leisure 7.0%
Booking Holdings, Inc.	5,963	34,521,238
Chipotle Mexican Grill, Inc. (a)	705,375	39,606,806
DoorDash, Inc., Class A (a)	119,340	29,418,503
Hilton Worldwide Holdings, Inc.	118,658	31,603,372
		135,149,919
Insurance 0.9%
Arthur J. Gallagher & Co.	53,584	17,153,310
Interactive Media & Services 5.5%
Meta Platforms, Inc., Class A	144,036	106,311,531
IT Services 3.5%
Shopify, Inc., Class A (a)	164,154	18,935,164
Snowflake, Inc., Class A (a)	221,806	49,633,529
		68,568,693
Life Sciences Tools & Services 1.1%
Danaher Corp.	103,380	20,421,685
Pharmaceuticals 3.2%
Eli Lilly & Co.	79,401	61,895,462
Semiconductors & Semiconductor Equipment 17.3%
Broadcom, Inc.	361,550	99,661,258
KLA Corp.	13,100	11,734,194
Lam Research Corp.	562,563	54,759,882
NVIDIA Corp.	931,584	147,180,956
Texas Instruments, Inc.	106,450	22,101,149
		335,437,439
Software 19.5%
Fair Isaac Corp. (a)	15,151	27,695,422
Intuit, Inc.	62,500	49,226,875
Microsoft Corp.	378,441	188,240,338
Oracle Corp.	141,477	30,931,117
Palantir Technologies, Inc., Class A (a)	124,570	16,981,382
ServiceNow, Inc. (a)	41,928	43,105,338
Workday, Inc., Class A (a)	97,211	23,330,640
		379,511,112
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	457,267	93,817,470

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG, Class A (a)	303,000	$ 15,771,150
Total Common Stocks (Cost $1,320,630,760)		1,936,184,844
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	11,168,920	11,168,920
Total Short-Term Investment (Cost $11,168,920)		11,168,920
Total Investments (Cost $1,331,799,680)	100.2%	1,947,353,764
Other Assets, Less Liabilities	(0.2)	(4,146,399)
Net Assets	100.0%	$ 1,943,207,365

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio during the six-month period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,221	$ 298,228	$ (303,280)	$ —	$ —	$ 11,169	$ 268	$ —	11,169
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Winslow Large Cap Growth Portfolio

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,936,184,844	$ —	$ —	$ 1,936,184,844
Short-Term Investment
Affiliated Investment Company	11,168,920	—	—	11,168,920
Total Investments in Securities	$ 1,947,353,764	$ —	$ —	$ 1,947,353,764

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,320,630,760)	$1,936,184,844
Investment in affiliated investment companies, at value (identified cost $11,168,920)	11,168,920
Receivables:
Portfolio shares sold	402,424
Dividends	315,426
Other assets	14,315
Total assets	1,948,085,929
Liabilities
Payables:
Portfolio shares redeemed	3,442,938
Manager (See Note 3)	1,109,022
NYLIFE Distributors (See Note 3)	283,898
Professional fees	27,044
Custodian	7,885
Shareholder communication	701
Trustees	142
Accrued expenses	6,934
Total liabilities	4,878,564
Net assets	$1,943,207,365
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$62,640
Additional paid-in-capital	966,563,265
966,625,905
Total distributable earnings (loss)	976,581,460
Net assets	$1,943,207,365
Initial Class
Net assets applicable to outstanding shares	$515,196,866
Shares of beneficial interest outstanding	15,087,200
Net asset value per share outstanding	$34.15
Service Class
Net assets applicable to outstanding shares	$1,428,010,499
Shares of beneficial interest outstanding	47,552,698
Net asset value per share outstanding	$30.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Winslow Large Cap Growth Portfolio

Statement of Operations for the six months ended June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $3,241)	$3,934,460
Dividends-affiliated	267,778
Securities lending, net	5
Total income	4,202,243
Expenses
Manager (See Note 3)	6,121,988
Distribution/Service—Service Class (See Note 3)	1,617,813
Professional fees	76,369
Shareholder communication	65,994
Trustees	20,094
Custodian	17,561
Miscellaneous	29,487
Total expenses before waiver/reimbursement	7,949,306
Expense waiver/reimbursement from Manager (See Note 3)	(16,595)
Net expenses	7,932,711
Net investment income (loss)	(3,730,468)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	125,425,120
Net change in unrealized appreciation (depreciation) on unaffiliated investments	63,371,121
Net realized and unrealized gain (loss)	188,796,241
Net increase (decrease) in net assets resulting from operations	$185,065,773
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended June 30, 2025 (Unaudited) and the year ended December 31, 2024
	Six months ended June 30, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(3,730,468)	$(7,396,928)
Net realized gain (loss)	125,425,120	249,007,390
Net change in unrealized appreciation (depreciation)	63,371,121	179,283,126
Net increase (decrease) in net assets resulting from operations	185,065,773	420,893,588
Distributions to shareholders:
Initial Class	—	(34,760,717)
Service Class	—	(128,633,649)
Total distributions to shareholders	—	(163,394,366)
Capital share transactions:
Net proceeds from sales of shares	201,655,278	126,562,594
Net asset value of shares issued to shareholders in reinvestment of distributions	—	163,394,366
Cost of shares redeemed	(174,749,406)	(325,015,457)
Increase (decrease) in net assets derived from capital share transactions	26,905,872	(35,058,497)
Net increase (decrease) in net assets	211,971,645	222,440,725
Net Assets
Beginning of period	1,731,235,720	1,508,794,995
End of period	$1,943,207,365	$1,731,235,720
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Winslow Large Cap Growth Portfolio

Financial Highlights selected per share data and ratios
	Six months ended June 30,	Year Ended December 31,
Initial Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$30.89	$26.10	$18.95	$37.92	$32.76	$25.51
Net investment income (loss) (a)	(0.04)	(0.08)	(0.04)	(0.02)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	3.30	7.71	8.07	(12.18)	8.01	9.36
Total from investment operations	3.26	7.63	8.03	(12.20)	7.89	9.32
Less distributions:
From net realized gain on investments	—	(2.84)	(0.88)	(6.77)	(2.73)	(2.07)
Net asset value at end of period	$34.15	$30.89	$26.10	$18.95	$37.92	$32.76
Total investment return (b)	10.56%	29.60%	43.05%	(31.16)%	24.52%	37.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.24)%††	(0.26)%	(0.17)%	(0.09)%	(0.34)%	(0.16)%
Net expenses (c)(d)	0.74%††	0.74%	0.74%	0.75%	0.74%	0.75%
Portfolio turnover rate	42%	71%	82%	75%	62%	54%
Net assets at end of period (in 000's)	$515,197	$398,968	$364,452	$335,309	$632,666	$534,965

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended June 30,	Year Ended December 31,
Service Class	2025*	2024	2023	2022	2021	2020
Net asset value at beginning of period	$27.20	$23.31	$17.04	$35.23	$30.68	$24.05
Net investment income (loss) (a)	(0.07)	(0.14)	(0.08)	(0.08)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	2.90	6.87	7.23	(11.34)	7.48	8.81
Total from investment operations	2.83	6.73	7.15	(11.42)	7.28	8.70
Less distributions:
From net realized gain on investments	—	(2.84)	(0.88)	(6.77)	(2.73)	(2.07)
Net asset value at end of period	$30.03	$27.20	$23.31	$17.04	$35.23	$30.68
Total investment return (b)	10.42%	29.28%	42.70%	(31.34)%	24.20%	36.81%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.50)%††	(0.51)%	(0.42)%	(0.33)%	(0.59)%	(0.41)%
Net expenses (c)(d)	0.99%††	0.99%	0.99%	1.00%	0.99%	1.00%
Portfolio turnover rate	42%	71%	82%	75%	62%	54%
Net assets at end of period (in 000's)	$1,428,010	$1,332,268	$1,144,343	$932,131	$1,309,920	$1,093,847

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Winslow Large Cap Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	May 1, 1998
Service Class	June 6, 2003
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP Winslow Large Cap Growth Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using
11

Notes to Financial Statements (Unaudited) (continued)
the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan

12	NYLI VP Winslow Large Cap Growth Portfolio

will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(H) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Winslow Capital Management, LLC (“Winslow” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of a Subadvisory Agreement between New York Life Investments and Winslow, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio's average daily net assets as follows: 0.75% up to $500 million; 0.725% from $500 million to $750 million; 0.71% from $750 million to $1 billion; 0.70% from $1 billion to $2 billion; 0.66% from $2 billion to $3 billion; 0.61% from $3 billion to $7 billion; 0.585% from $7 billion to $9 billion; and 0.575% in excess of $9 billion.
New York Life Investments has voluntarily agreed to waive a portion of its management fee when the subadvisory fee is reduced as a result of achieving breakpoints in the subadvisory fee schedule. The savings that result from the reduced subadvisory fee will be shared equally with the Portfolio provided that the amount of the management fee retained by New York Life Investments, after payment of the subadvisory fee, exceeds
0.35% of the average daily net assets of the Portfolio. This waiver is voluntary and may be discontinued by New York Life Investments at any time.
New York Life Investments has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.55%of the Portfolio’s average daily net assets from $11 billion to $13 billion; and 0.525% of the Portfolio’s average daily net assets over $13 billion. This agreement expires May 1, 2026, and may only be amended or terminated prior to that date by action of the Board. During the six-month period ended June 30, 2025, the effective management fee rate was 0.72% (exclusive of any applicable waivers/reimbursements) of the Portfolio's average daily net assets.
During the six-month period ended June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $6,121,988 and waived fees and/or reimbursed expenses in the amount of $16,595 and paid the Subadvisor fees in the amount of $2,181,355.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
13

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,332,635,479	$620,573,404	$(5,855,119)	$614,718,285
During the year ended December 31, 2024, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2024
Distributions paid from:
Ordinary Income	$39,141,610
Long-Term Capital Gains	124,252,756
Total	$163,394,366
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6–Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit
Agreement. During the six-month period ended June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended June 30, 2025, purchases and sales of securities, other than short-term securities, were $759,715 and $735,079, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended June 30, 2025 and the year ended December 31, 2024, were as follows:
Initial Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	3,948,691	$124,858,204
Shares redeemed	(1,778,584)	(56,143,808)
Net increase (decrease)	2,170,107	$68,714,396
Year ended December 31, 2024:
Shares sold	570,433	$17,265,317
Shares issued to shareholders in reinvestment of distributions	1,166,538	34,760,717
Shares redeemed	(2,781,294)	(83,545,569)
Net increase (decrease)	(1,044,323)	$(31,519,535)

Service Class	Shares	Amount
Six-month period ended June 30, 2025:
Shares sold	2,931,082	$76,797,074
Shares redeemed	(4,366,187)	(118,605,598)
Net increase (decrease)	(1,435,105)	$(41,808,524)
Year ended December 31, 2024:
Shares sold	4,082,775	$109,297,277
Shares issued to shareholders in reinvestment of distributions	4,899,956	128,633,649
Shares redeemed	(9,080,490)	(241,469,888)
Net increase (decrease)	(97,759)	$(3,538,962)

14	NYLI VP Winslow Large Cap Growth Portfolio

Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the six-month period ended June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
16

NYLI VP MFS® Investors Trust Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 2.6%
Howmet Aerospace, Inc.	38,072	$ 7,086,341
RTX Corp.	30,440	4,444,849
		11,531,190
Banks 4.0%
Bank of America Corp.	109,722	5,192,045
JPMorgan Chase & Co.	43,150	12,509,617
		17,701,662
Beverages 0.7%
Diageo plc	132,862	3,333,779
Biotechnology 1.4%
Vertex Pharmaceuticals, Inc. (a)	13,869	6,174,479
Broadline Retail 5.3%
Amazon.com, Inc. (a)	108,865	23,883,892
Building Products 0.9%
Allegion plc	28,964	4,174,292
Capital Markets 4.1%
CME Group, Inc.	26,866	7,404,807
Goldman Sachs Group, Inc. (The)	10,524	7,448,361
Nasdaq, Inc.	36,798	3,290,477
		18,143,645
Chemicals 1.1%
Linde plc	10,733	5,035,709
Commercial Services & Supplies 1.2%
Veralto Corp.	21,692	2,189,807
Waste Management, Inc.	13,857	3,170,759
		5,360,566
Consumer Staples Distribution & Retail 1.5%
Costco Wholesale Corp.	6,646	6,579,141
Electric Utilities 3.1%
Alliant Energy Corp.	59,644	3,606,673
Southern Co. (The)	43,579	4,001,859
Xcel Energy, Inc.	89,727	6,110,409
		13,718,941
Electrical Equipment 4.8%
AMETEK, Inc.	20,943	3,789,845
	Shares	Value

Electrical Equipment (continued)
Eaton Corp. plc	23,433	$ 8,365,347
Emerson Electric Co.	43,336	5,777,989
Hubbell, Inc.	8,455	3,453,106
		21,386,287
Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	31,013	3,062,534
TE Connectivity plc	40,701	6,865,037
		9,927,571
Financial Services 5.8%
Fiserv, Inc. (a)	43,126	7,435,354
Mastercard, Inc., Class A	15,731	8,839,878
Visa, Inc., Class A	27,397	9,727,305
		26,002,537
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	34,587	4,704,178
Becton Dickinson & Co.	22,091	3,805,175
Medtronic plc	77,475	6,753,496
STERIS plc	24,485	5,881,786
		21,144,635
Health Care Providers & Services 1.3%
Cigna Group (The)	18,318	6,055,564
Hotels, Restaurants & Leisure 1.0%
Aramark	111,418	4,665,072
Household Products 2.5%
Colgate-Palmolive Co.	43,700	3,972,330
Procter & Gamble Co. (The)	45,549	7,256,867
		11,229,197
Insurance 4.2%
Aon plc, Class A	18,626	6,645,012
Chubb Ltd.	21,990	6,370,943
Willis Towers Watson plc	18,906	5,794,689
		18,810,644
Interactive Media & Services 7.9%
Alphabet, Inc., Class A	95,673	16,860,453
Meta Platforms, Inc., Class A	24,723	18,247,799
		35,108,252
IT Services 0.6%
EPAM Systems, Inc. (a)	15,117	2,672,988

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	39,897	$ 4,708,245
ICON plc (a)	12,546	1,824,815
Thermo Fisher Scientific, Inc.	4,393	1,781,186
		8,314,246
Machinery 1.5%
Otis Worldwide Corp.	26,188	2,593,136
Westinghouse Air Brake Technologies Corp.	18,803	3,936,408
		6,529,544
Oil, Gas & Consumable Fuels 2.6%
ConocoPhillips	70,187	6,298,581
Exxon Mobil Corp.	48,791	5,259,670
		11,558,251
Personal Care Products 0.9%
Kenvue, Inc.	190,691	3,991,163
Pharmaceuticals 1.6%
Johnson & Johnson	39,241	5,994,063
Zoetis, Inc.	7,909	1,233,408
		7,227,471
Professional Services 0.5%
TransUnion	23,734	2,088,592
Semiconductors & Semiconductor Equipment 10.2%
Analog Devices, Inc.	22,097	5,259,528
ASML Holding NV	3,539	2,824,755
KLA Corp.	2,754	2,466,868
Lam Research Corp.	56,596	5,509,055
NVIDIA Corp.	163,965	25,904,830
Texas Instruments, Inc.	16,587	3,443,793
		45,408,829
Software 12.7%
Check Point Software Technologies Ltd. (a)	33,415	7,393,069
	Shares	Value

Software (continued)
Microsoft Corp.	81,418	$ 40,498,127
Salesforce, Inc.	32,450	8,848,791
		56,739,987
Specialized REITs 1.5%
American Tower Corp.	30,748	6,795,923
Specialty Retail 1.1%
Home Depot, Inc. (The)	13,070	4,791,985
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	76,050	15,603,178
Textiles, Apparel & Luxury Goods 0.6%
LVMH Moet Hennessy Louis Vuitton SE	5,305	2,778,316
Total Common Stocks (Cost $431,895,923)		444,467,528
Short-Term Investment 0.6%
Affiliated Investment Company 0.6%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	2,851,681	2,851,681
Total Short-Term Investment (Cost $2,851,681)		2,851,681
Total Investments (Cost $434,747,604)	100.1%	447,319,209
Other Assets, Less Liabilities	(0.1)	(418,367)
Net Assets	100.0%	$ 446,900,842

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 49,697	$ (46,845)	$ —	$ —	$ 2,852	$ 56	$ —	2,852

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MFS® Investors Trust Portfolio

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 444,467,528	$ —	$ —	$ 444,467,528
Short-Term Investment
Affiliated Investment Company	2,851,681	—	—	2,851,681
Total Investments in Securities	$ 447,319,209	$ —	$ —	$ 447,319,209

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $431,895,923)	$444,467,528
Investment in affiliated investment companies, at value (identified cost $2,851,681)	2,851,681
Cash denominated in foreign currencies (identified cost $22,022)	22,389
Receivables:
Investment securities sold	2,004,872
Dividends	255,485
Portfolio shares sold	155,083
Total assets	449,757,038
Liabilities
Payables:
Investment securities purchased	2,011,812
Portfolio shares redeemed	496,728
Manager (See Note 3)	246,821
NYLIFE Distributors (See Note 3)	59,469
Professional fees	26,292
Custodian	9,486
Trustees	1,213
Shareholder communication	427
Accrued expenses	3,948
Total liabilities	2,856,196
Net assets	$446,900,842
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$43,486
Additional paid-in-capital	435,474,933
435,518,419
Total distributable earnings (loss)	11,382,423
Net assets	$446,900,842
Initial Class
Net assets applicable to outstanding shares	$152,196,184
Shares of beneficial interest outstanding	14,800,227
Net asset value per share outstanding	$10.28
Service Class
Net assets applicable to outstanding shares	$294,704,658
Shares of beneficial interest outstanding	28,686,211
Net asset value per share outstanding	$10.27

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MFS® Investors Trust Portfolio

Statement of Operations for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $8,586)	$2,244,861
Dividends-affiliated	56,311
Securities lending, net	70
Total income	2,301,242
Expenses
Manager (See Note 3)	1,079,687
Distribution/Service—Service Class (See Note 3)	275,379
Professional fees	50,908
Shareholder communication	15,548
Custodian	13,025
Trustees	3,544
Miscellaneous	6,052
Total expenses	1,444,143
Net investment income (loss)	857,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,038,626)
Foreign currency transactions	(8,159)
Net realized gain (loss)	(2,046,785)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,571,605
Translation of other assets and liabilities in foreign currencies	504
Net change in unrealized appreciation (depreciation)	12,572,109
Net realized and unrealized gain (loss)	10,525,324
Net increase (decrease) in net assets resulting from operations	$11,382,423
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
February 10, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$857,099
Net realized gain (loss)	(2,046,785)
Net change in unrealized appreciation (depreciation)	12,572,109
Net increase (decrease) in net assets resulting from operations	11,382,423
Capital share transactions:
Net proceeds from sales of shares	461,096,314
Cost of shares redeemed	(25,577,895)
Increase (decrease) in net assets derived from capital share transactions	435,518,419
Net increase (decrease) in net assets	446,900,842
Net Assets
Beginning of period	—
End of period	$446,900,842
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MFS® Investors Trust Portfolio

Financial Highlights selected per share data and ratios
February 10, 2025^ through June 30,
Initial Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss)	0.25
Total from investment operations	0.28
Net asset value at end of period	$10.28
Total investment return (b)	2.84%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.70%
Net expenses††(c)	0.76%
Portfolio turnover rate	15%
Net assets at end of period (in 000's)	$152,196

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

February 10, 2025^ through June 30,
Service Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss)	0.25
Total from investment operations	0.27
Net asset value at end of period	$10.27
Total investment return (b)	2.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.50%
Net expenses††(c)	1.01%
Portfolio turnover rate	15%
Net assets at end of period (in 000's)	$294,705

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MFS® Investors Trust Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

10	NYLI VP MFS® Investors Trust Portfolio

asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between
11

Notes to Financial Statements (Unaudited) (continued)
such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

12	NYLI VP MFS® Investors Trust Portfolio

liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The
Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and MFS, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.70% up to $1 billion; 0.68% from $1 billion to $2.5 billion; and 0.60% in excess of $2.5 billion. During the period February 10, 2025 (commencement of operations) through June 30, 2025, the effective management fee rate was 0.70% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $1,079,687 and paid the Subadvisor fees in the amount of $409,746. There were no waived fees and/or reimbursed expenses.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs
13

Notes to Financial Statements (Unaudited) (continued)
incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$434,747,604	$28,314,281	$(15,742,676)	$12,571,605
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6 –Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through June 30, 2025, purchases and sales of securities, other than short-term securities, were $163,087 and $59,078, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period February 10, 2025 (commencement of operations) through June 30, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	14,922,691	$149,447,863
Shares redeemed	(122,464)	(1,190,043)
Net increase (decrease)	14,800,227	$148,257,820

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	31,193,056	$311,648,451
Shares redeemed	(2,506,845)	(24,387,852)
Net increase (decrease)	28,686,211	$287,260,599
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide

14	NYLI VP MFS® Investors Trust Portfolio

additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
15

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
16

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI VP MFS® Investors Trust Portfolio and NYLI VP MFS® Research Portfolio (each, a “Portfolio” and, together, the “Portfolios”), each a series of the New York Life Investments VP Funds Trust (“Trust”), and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Massachusetts Financial Services Company (“MFS”) with respect to each Portfolio (together, “Advisory Agreements”), must be approved initially and, following an initial term of up to two years, the continuation of each is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MFS in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee in November 2024 and December 2024, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees.  The Board also considered information on the fees charged to other investment advisory clients of MFS that follow investment strategies similar to those proposed for each Portfolio and, to the extent applicable, reasons for differences in each Portfolio’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate to each Trustee.  The Board also considered information and materials furnished by New York Life Investments and MFS in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New York Life Investments personnel.  The Board also took into account other information and materials furnished by New York Life Investments throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive session with their independent legal counsel and for a portion thereof with senior management of New York Life Investments.  In addition, the Board previously received information regarding each Portfolio’s proposed distribution arrangements and other information provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Portfolio by New York Life Investments and MFS; (ii) the qualifications of the proposed portfolio managers of each Portfolio and the historical investment performance of investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Portfolio; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MFS with respect to their relationships with each Portfolio; (iv) the extent to which any economies of scale may be realized if each Portfolio grows and the extent to which any economies of scale may be shared or benefit each Portfolio’s shareholders; and (v) the reasonableness of each Portfolio’s proposed management and subadvisory fees and estimated overall total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s proposed management fee and estimated overall total ordinary operating expenses as compared to peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreement, the

17

Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve each of the Advisory Agreements was based on a consideration of information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for each Portfolio, such as a presentation from MFS personnel, including the members of the proposed portfolio management team.  The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MFS.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds in prior years, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio is expected to serve as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest or remain invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MFS
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Portfolio would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MFS, evaluating the performance of MFS, making recommendations to the Board as to whether a subadvisory agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including New York Life Investments’ oversight and due diligence reviews of MFS and ongoing analysis of, and interactions with, MFS with respect to, among other things, each Portfolio’s investment performance and risks as well as MFS’s investment capabilities and subadvisory services with respect to each Portfolio.
The Board also considered the range of services that New York Life Investments would provide to each Portfolio under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MFS proposed to provide to each Portfolio and considered the terms of each of the Advisory Agreements.  The Board evaluated MFS’s experience in managing other portfolios, including other investment advisory clients of MFS with investment strategies similar to those proposed for each Portfolio, and MFS’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at MFS. The Board considered New York Life Investments’ and MFS’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MFS.  The Board also considered MFS’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Portfolios.  In this regard, the Board
18

considered the qualifications and experience of each Portfolio’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Portfolio, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.  In addition, the Board considered information provided by New York Life Investments and MFS regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Portfolios had no investment performance track record because the Portfolios had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MFS each Portfolio’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients of MFS with investment strategies similar to those proposed for each Portfolio. In considering the investment performance of a fund similarly managed by MFS with respect to the NYLI VP MFS® Investors Trust Portfolio, the Board noted that the fund underperformed its peer funds for the year-to-date, one, three-, five- and ten-year periods ended September 30, 2024. In considering the investment performance of a fund similarly managed by MFS with respect to the NYLI VP MFS® Investors Trust Portfolio, the Board noted that the fund underperformed its peer funds for the year-to-date, one, three- and five-year periods ended September 30, 2024, and performed in line with its peer funds for the ten-year period ended September 30, 2024. The Board considered its discussions with representatives from New York Life Investments and MFS regarding each Portfolio, including its proposed investment strategy and process with respect to each Portfolio.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MFS
The Board considered the anticipated costs of the services to be provided under each of the Advisory Agreements. The Board also considered the profitability expected to be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio as well as their relationships with the New York Life Investments Group of Funds.  With respect to the expected profitability of MFS’s relationship with each Portfolio, the Board considered information from New York Life Investments that MFS’s subadvisory fee reflected an arm’s-length negotiation and that this fee would be paid by New York Life Investments, not the Portfolios, and the relevance of MFS’s expected profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the anticipated costs and profitability for New York Life Investments and its affiliates with respect to each Portfolio.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MFS and the expected profitability to be realized by New York Life Investments and its affiliates and MFS due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and MFS’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of the Portfolio, and that New York Life Investments would be responsible for paying the subadvisory fee for the Portfolio.  The Board also considered the financial resources of New York Life Investments and MFS and acknowledged that New York Life Investments and MFS must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MFS to be able to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and MFS and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MFS from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MFS in exchange for commissions paid by each Portfolio with respect to trades in each Portfolio’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Portfolios, including the potential rationale for and costs associated with investments in this money market fund by the Portfolios, if any, and considered information from New York
19

Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s potential securities lending activity.
The Board noted that each Portfolio would serve as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates would also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the anticipated profitability of the relationship with each Portfolio to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process and in connection with the Board’s review of the distribution arrangements for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio are not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to MFS and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to MFS, the Board considered that any profits realized by MFS due to its relationship with each Portfolio would be the result of arm’s-length negotiations between New York Life Investments and MFS, acknowledging that any such profits would be based on the subadvisory fee paid to MFS by New York Life Investments, not the Portfolios.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Portfolio’s estimated total ordinary operating expenses.  The Board primarily considered the reasonableness of the management fee to be paid by each Portfolio to New York Life Investments because the subadvisory fee to be paid to MFS would be paid by New York Life Investments, not the Portfolios.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Portfolio’s proposed fees under each of the Advisory Agreements and estimated total ordinary operating expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses of similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MFS on management fees charged by MFS to another fund advised by MFS that follows investment strategies similar to those of each Portfolio.  The Board considered the contractual management fee schedule for each Portfolio as compared to that of such other fund.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services to be provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the potential impact of the contractual breakpoint(s) and expense limitation arrangements on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.
Based on this information, the Board concluded that economies of scale, if any, are expected to be appropriately shared for the benefit of each Portfolio’s shareholders through each Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
20

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements for each Portfolio.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
21

NYLI VP MFS® Research Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 2.9%
General Dynamics Corp.	7,226	$ 2,107,535
Howmet Aerospace, Inc.	16,364	3,045,831
RTX Corp.	29,236	4,269,041
		9,422,407
Automobile Components 0.5%
Aptiv plc (a)	24,234	1,653,243
Banks 3.6%
JPMorgan Chase & Co.	28,813	8,353,177
PNC Financial Services Group, Inc. (The)	17,096	3,187,036
		11,540,213
Beverages 0.7%
PepsiCo, Inc.	17,802	2,350,576
Biotechnology 1.8%
AbbVie, Inc.	19,983	3,709,244
Vertex Pharmaceuticals, Inc. (a)	4,403	1,960,216
		5,669,460
Broadline Retail 4.8%
Amazon.com, Inc. (a)	71,298	15,642,068
Building Products 0.7%
Trane Technologies plc	5,142	2,249,162
Capital Markets 4.6%
Charles Schwab Corp. (The)	36,098	3,293,581
CME Group, Inc.	11,838	3,262,790
Evercore, Inc., Class A	3,036	819,781
KKR & Co., Inc.	10,714	1,425,283
Moody's Corp.	3,553	1,782,149
Morgan Stanley	20,146	2,837,766
Northern Trust Corp.	12,399	1,572,069
		14,993,419
Chemicals 1.8%
Air Products and Chemicals, Inc.	7,026	1,981,754
Corteva, Inc.	26,072	1,943,146
Sherwin-Williams Co. (The)	5,111	1,754,913
		5,679,813
Construction Materials 0.7%
CRH plc	25,906	2,378,171
	Shares	Value

Consumer Staples Distribution & Retail 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	13,419	$ 1,446,971
Dollar General Corp.	13,138	1,502,725
U.S. Foods Holding Corp. (a)	30,929	2,381,842
		5,331,538
Electric Utilities 2.0%
Alliant Energy Corp.	25,314	1,530,737
Duke Energy Corp.	16,616	1,960,688
PG&E Corp.	104,389	1,455,183
PPL Corp.	41,917	1,420,567
		6,367,175
Electrical Equipment 2.5%
Eaton Corp. plc	9,200	3,284,308
Emerson Electric Co.	24,126	3,216,720
Regal Rexnord Corp.	11,236	1,628,770
		8,129,798
Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	7,798	1,392,645
TE Connectivity plc	10,619	1,791,107
		3,183,752
Energy Equipment & Services 0.2%
TechnipFMC plc	21,828	751,756
Entertainment 0.7%
Spotify Technology SA (a)	3,165	2,428,631
Financial Services 3.6%
Fiserv, Inc. (a)	12,197	2,102,885
Mastercard, Inc., Class A	17,191	9,660,310
		11,763,195
Food Products 0.8%
General Mills, Inc.	18,978	983,250
Mondelez International, Inc., Class A	23,001	1,551,188
		2,534,438
Ground Transportation 0.9%
JB Hunt Transport Services, Inc.	8,954	1,285,794
Union Pacific Corp.	6,476	1,489,998
		2,775,792
Health Care Equipment & Supplies 3.1%
Becton Dickinson & Co.	12,158	2,094,215
Boston Scientific Corp. (a)	26,153	2,809,094
Medtronic plc	35,027	3,053,304

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
STERIS plc	8,763	$ 2,105,048
		10,061,661
Health Care Providers & Services 2.0%
Cigna Group (The)	9,525	3,148,775
Humana, Inc.	4,257	1,040,751
McKesson Corp.	2,938	2,152,908
		6,342,434
Hotels, Restaurants & Leisure 3.1%
Aramark	67,862	2,841,382
Booking Holdings, Inc.	329	1,904,660
Expedia Group, Inc.	8,782	1,481,348
Hilton Worldwide Holdings, Inc.	8,610	2,293,187
Starbucks Corp.	15,147	1,387,920
		9,908,497
Household Products 0.5%
Colgate-Palmolive Co.	19,112	1,737,281
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp.	6,470	1,253,951
Insurance 2.6%
American International Group, Inc.	16,719	1,430,979
Aon plc, Class A	7,261	2,590,434
Chubb Ltd.	9,140	2,648,041
Willis Towers Watson plc	6,024	1,846,356
		8,515,810
Interactive Media & Services 7.3%
Alphabet, Inc., Class A	46,785	8,244,920
Meta Platforms, Inc., Class A	20,688	15,269,606
		23,514,526
IT Services 2.8%
Accenture plc, Class A	10,529	3,147,013
Cognizant Technology Solutions Corp., Class A	22,121	1,726,102
EPAM Systems, Inc. (a)	10,039	1,775,096
Gartner, Inc. (a)	1,022	413,113
Okta, Inc. (a)	20,689	2,068,279
		9,129,603
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	14,643	1,728,021
ICON plc (a)	4,794	697,287
	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp. (a)	4,934	$ 1,722,163
		4,147,471
Machinery 1.2%
Nordson Corp.	9,634	2,065,241
Westinghouse Air Brake Technologies Corp.	8,933	1,870,123
		3,935,364
Media 0.8%
Omnicom Group, Inc.	35,633	2,563,438
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.	3,828	932,195
ConocoPhillips	29,529	2,649,932
Exxon Mobil Corp.	32,145	3,465,231
Hess Corp.	7,244	1,003,584
Valero Energy Corp.	7,560	1,016,215
		9,067,157
Personal Care Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	10,763	869,650
Kenvue, Inc.	66,491	1,391,657
		2,261,307
Pharmaceuticals 1.8%
Johnson & Johnson	26,004	3,972,111
Pfizer, Inc.	79,852	1,935,613
		5,907,724
Professional Services 0.7%
TransUnion	27,030	2,378,640
Semiconductors & Semiconductor Equipment 10.1%
Broadcom, Inc.	29,451	8,118,168
Lam Research Corp.	31,773	3,092,784
Marvell Technology, Inc.	26,009	2,013,096
NVIDIA Corp.	111,826	17,667,390
NXP Semiconductors NV	7,977	1,742,895
		32,634,333
Software 13.8%
Atlassian Corp., Class A (a)	10,732	2,179,562
Cadence Design Systems, Inc. (a)	9,853	3,036,202
Constellation Software, Inc.	689	2,526,392
Elastic NV (a)	10,938	922,401
HubSpot, Inc. (a)	2,879	1,602,538
Microsoft Corp.	56,078	27,893,758
Salesforce, Inc.	16,353	4,459,300

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP MFS® Research Portfolio

	Shares	Value
Common Stocks (continued)
Software (continued)
Tyler Technologies, Inc. (a)	3,264	$ 1,935,030
		44,555,183
Specialized REITs 1.8%
American Tower Corp.	14,685	3,245,679
Extra Space Storage, Inc.	10,830	1,596,775
SBA Communications Corp.	4,142	972,707
		5,815,161
Specialty Retail 1.7%
Home Depot, Inc. (The)	9,638	3,533,676
TJX Cos., Inc. (The)	15,984	1,973,864
		5,507,540
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	65,495	13,437,609
Tobacco 0.8%
Philip Morris International, Inc.	13,397	2,439,996
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	7,090	1,543,848
Total Common Stocks (Cost $313,081,740)		321,503,141
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.201% (b)	2,188,341	2,188,341
Total Short-Term Investment (Cost $2,188,341)		2,188,341
Total Investments (Cost $315,270,081)	100.1%	323,691,482
Other Assets, Less Liabilities	(0.1)	(419,018)
Net Assets	100.0%	$ 323,272,464

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of June 30, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 45,928	$ (43,740)	$ —	$ —	$ 2,188	$ 38	$ —	2,188
Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 321,503,141	$ —	$ —	$ 321,503,141
Short-Term Investment
Affiliated Investment Company	2,188,341	—	—	2,188,341
Total Investments in Securities	$ 323,691,482	$ —	$ —	$ 323,691,482

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP MFS® Research Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $313,081,740)	$321,503,141
Investment in affiliated investment companies, at value (identified cost $2,188,341)	2,188,341
Receivables:
Dividends	202,735
Portfolio shares sold	76,352
Total assets	323,970,569
Liabilities
Payables:
Portfolio shares redeemed	438,970
Manager (See Note 3)	175,719
NYLIFE Distributors (See Note 3)	42,817
Professional fees	27,406
Custodian	9,901
Trustees	801
Shareholder communication	451
Accrued expenses	2,040
Total liabilities	698,105
Net assets	$323,272,464
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$31,795
Additional paid-in-capital	317,252,310
317,284,105
Total distributable earnings (loss)	5,988,359
Net assets	$323,272,464
Initial Class
Net assets applicable to outstanding shares	$110,636,178
Shares of beneficial interest outstanding	10,874,347
Net asset value per share outstanding	$10.17
Service Class
Net assets applicable to outstanding shares	$212,636,286
Shares of beneficial interest outstanding	20,920,318
Net asset value per share outstanding	$10.16

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,982)	$1,440,620
Dividends-affiliated	38,400
Securities lending, net	26
Total income	1,479,046
Expenses
Manager (See Note 3)	755,745
Distribution/Service—Service Class (See Note 3)	195,965
Professional fees	44,771
Custodian	13,025
Shareholder communication	11,068
Trustees	2,403
Miscellaneous	4,081
Total expenses before waiver/reimbursement	1,027,058
Expense waiver/reimbursement from Manager (See Note 3)	(1,206)
Net expenses	1,025,852
Net investment income (loss)	453,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,886,260)
Foreign currency transactions	20
Net realized gain (loss)	(2,886,240)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,421,401
Translation of other assets and liabilities in foreign currencies	4
Net change in unrealized appreciation (depreciation)	8,421,405
Net realized and unrealized gain (loss)	5,535,165
Net increase (decrease) in net assets resulting from operations	$5,988,359
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP MFS® Research Portfolio

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
February 10, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$453,194
Net realized gain (loss)	(2,886,240)
Net change in unrealized appreciation (depreciation)	8,421,405
Net increase (decrease) in net assets resulting from operations	5,988,359
Capital share transactions:
Net proceeds from sales of shares	333,614,513
Cost of shares redeemed	(16,330,408)
Increase (decrease) in net assets derived from capital share transactions	317,284,105
Net increase (decrease) in net assets	323,272,464
Net Assets
Beginning of period	—
End of period	$323,272,464
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
February 10, 2025^ through June 30,
Initial Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.02
Net realized and unrealized gain (loss)	0.15
Total from investment operations	0.17
Net asset value at end of period	$10.17
Total investment return (b)	1.74%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.60%
Net expenses†† (c)(d)	0.77%
Expenses (before waiver/reimbursement)††(c)	0.77%
Portfolio turnover rate	18%
Net assets at end of period (in 000's)	$110,636

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

February 10, 2025^ through June 30,
Service Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	0.01
Net realized and unrealized gain (loss)	0.15
Total from investment operations	0.16
Net asset value at end of period	$10.16
Total investment return (b)	1.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	0.35%
Net expenses††(c)	1.02%
Portfolio turnover rate	18%
Net assets at end of period (in 000's)	$212,636

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI VP MFS® Research Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP MFS® Research Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

11

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between

12	NYLI VP MFS® Research Portfolio

such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Discounts and premiums on securities purchased for the Portfolio are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Foreign Currency Transactions. The Portfolio's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
The assets and liabilities that are denominated in foreign currency amounts are presented at the exchange rates and market values at the close of the period. The realized and unrealized changes in net assets arising from fluctuations in exchange rates and market prices of securities are not separately presented.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Portfolio's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and
13

Notes to Financial Statements (Unaudited) (continued)
liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The
Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Massachusetts Financial Services Company ("MFS" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the Subadvisory Agreement between New York Life Investments and MFS, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Portfolio pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Portfolio’s average daily net assets as follows: 0.70% up to $2 billion; and 0.65% in excess of $2 billion. During the period February 10, 2025 (commencement of operations) through June 30, 2025, the effective management fee rate was 0.70% of the Portfolio's average daily net assets.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.77% and 1.02%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $755,745 and waived fees and/or reimbursed expenses in the amount of $1,206 and paid the Subadvisor fees in the amount of $294,011.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs

14	NYLI VP MFS® Research Portfolio

incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$315,270,081	$21,219,103	$(12,797,702)	$8,421,401
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6 –Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through June 30, 2025, purchases and sales of securities, other than short-term securities, were $132,931 and $50,158, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period February 10, 2025 (commencement of operations) through June 30, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	11,088,087	$110,199,274
Shares redeemed	(213,740)	(2,059,786)
Net increase (decrease)	10,874,347	$108,139,488

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	22,399,113	$223,415,239
Shares redeemed	(1,478,795)	(14,270,622)
Net increase (decrease)	20,920,318	$209,144,617
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide
15

Notes to Financial Statements (Unaudited) (continued)
additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
16	NYLI VP MFS® Research Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
17

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI VP MFS® Investors Trust Portfolio and NYLI VP MFS® Research Portfolio (each, a “Portfolio” and, together, the “Portfolios”), each a series of the New York Life Investments VP Funds Trust (“Trust”), and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Massachusetts Financial Services Company (“MFS”) with respect to each Portfolio (together, “Advisory Agreements”), must be approved initially and, following an initial term of up to two years, the continuation of each is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MFS in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee in November 2024 and December 2024, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees.  The Board also considered information on the fees charged to other investment advisory clients of MFS that follow investment strategies similar to those proposed for each Portfolio and, to the extent applicable, reasons for differences in each Portfolio’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate to each Trustee.  The Board also considered information and materials furnished by New York Life Investments and MFS in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New York Life Investments personnel.  The Board also took into account other information and materials furnished by New York Life Investments throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive session with their independent legal counsel and for a portion thereof with senior management of New York Life Investments.  In addition, the Board previously received information regarding each Portfolio’s proposed distribution arrangements and other information provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Portfolio by New York Life Investments and MFS; (ii) the qualifications of the proposed portfolio managers of each Portfolio and the historical investment performance of investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Portfolio; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MFS with respect to their relationships with each Portfolio; (iv) the extent to which any economies of scale may be realized if each Portfolio grows and the extent to which any economies of scale may be shared or benefit each Portfolio’s shareholders; and (v) the reasonableness of each Portfolio’s proposed management and subadvisory fees and estimated overall total ordinary operating expenses.  Although the Board recognized that comparisons between each Portfolio’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Portfolio’s proposed management fee and estimated overall total ordinary operating expenses as compared to peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Portfolio.  With respect to the Subadvisory Agreement, the

18

Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve each of the Advisory Agreements was based on a consideration of information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for each Portfolio, such as a presentation from MFS personnel, including the members of the proposed portfolio management team.  The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MFS.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds in prior years, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which each Portfolio is expected to serve as an investment option, there are a range of investment options available to investors and that each Portfolio’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest or remain invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below. The Board considered on a Portfolio-by-Portfolio basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Portfolio.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MFS
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Portfolio would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MFS, evaluating the performance of MFS, making recommendations to the Board as to whether a subadvisory agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Portfolio.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Portfolio, including New York Life Investments’ oversight and due diligence reviews of MFS and ongoing analysis of, and interactions with, MFS with respect to, among other things, each Portfolio’s investment performance and risks as well as MFS’s investment capabilities and subadvisory services with respect to each Portfolio.
The Board also considered the range of services that New York Life Investments would provide to each Portfolio under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to each Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MFS proposed to provide to each Portfolio and considered the terms of each of the Advisory Agreements.  The Board evaluated MFS’s experience in managing other portfolios, including other investment advisory clients of MFS with investment strategies similar to those proposed for each Portfolio, and MFS’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at MFS. The Board considered New York Life Investments’ and MFS’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MFS.  The Board also considered MFS’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Portfolios.  In this regard, the Board
19

considered the qualifications and experience of each Portfolio’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Portfolio, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.  In addition, the Board considered information provided by New York Life Investments and MFS regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Portfolio would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Portfolios had no investment performance track record because the Portfolios had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MFS each Portfolio’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients of MFS with investment strategies similar to those proposed for each Portfolio. In considering the investment performance of a fund similarly managed by MFS with respect to the NYLI VP MFS® Investors Trust Portfolio, the Board noted that the fund underperformed its peer funds for the year-to-date, one, three-, five- and ten-year periods ended September 30, 2024. In considering the investment performance of a fund similarly managed by MFS with respect to the NYLI VP MFS® Investors Trust Portfolio, the Board noted that the fund underperformed its peer funds for the year-to-date, one, three- and five-year periods ended September 30, 2024, and performed in line with its peer funds for the ten-year period ended September 30, 2024. The Board considered its discussions with representatives from New York Life Investments and MFS regarding each Portfolio, including its proposed investment strategy and process with respect to each Portfolio.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MFS
The Board considered the anticipated costs of the services to be provided under each of the Advisory Agreements. The Board also considered the profitability expected to be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio as well as their relationships with the New York Life Investments Group of Funds.  With respect to the expected profitability of MFS’s relationship with each Portfolio, the Board considered information from New York Life Investments that MFS’s subadvisory fee reflected an arm’s-length negotiation and that this fee would be paid by New York Life Investments, not the Portfolios, and the relevance of MFS’s expected profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the anticipated costs and profitability for New York Life Investments and its affiliates with respect to each Portfolio.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MFS and the expected profitability to be realized by New York Life Investments and its affiliates and MFS due to their relationships with each Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and MFS’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of the Portfolio, and that New York Life Investments would be responsible for paying the subadvisory fee for the Portfolio.  The Board also considered the financial resources of New York Life Investments and MFS and acknowledged that New York Life Investments and MFS must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MFS to be able to provide high-quality services to each Portfolio.  The Board recognized that each Portfolio would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and MFS and its affiliates due to their relationships with each Portfolio, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MFS from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MFS in exchange for commissions paid by each Portfolio with respect to trades in each Portfolio’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Portfolios, including the potential rationale for and costs associated with investments in this money market fund by the Portfolios, if any, and considered information from New York
20

Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to each Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from each Portfolio’s potential securities lending activity.
The Board noted that each Portfolio would serve as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Portfolio, New York Life Investments’ affiliates would also earn revenues from serving each Portfolio in various other capacities, including as each Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from each Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the anticipated profitability of the relationship with each Portfolio to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process and in connection with the Board’s review of the distribution arrangements for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates due to their relationships with each Portfolio are not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to MFS and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to MFS, the Board considered that any profits realized by MFS due to its relationship with each Portfolio would be the result of arm’s-length negotiations between New York Life Investments and MFS, acknowledging that any such profits would be based on the subadvisory fee paid to MFS by New York Life Investments, not the Portfolios.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Portfolio’s estimated total ordinary operating expenses.  The Board primarily considered the reasonableness of the management fee to be paid by each Portfolio to New York Life Investments because the subadvisory fee to be paid to MFS would be paid by New York Life Investments, not the Portfolios.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Portfolio’s proposed fees under each of the Advisory Agreements and estimated total ordinary operating expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses of similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments and MFS on management fees charged by MFS to another fund advised by MFS that follows investment strategies similar to those of each Portfolio.  The Board considered the contractual management fee schedule for each Portfolio as compared to that of such other fund.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services to be provided to registered investment companies, such as each Portfolio, as compared with other investment advisory clients.  Additionally, the Board considered the potential impact of the contractual breakpoint(s) and expense limitation arrangements on each Portfolio’s net management fee and expenses.  The Board also considered that in proposing fees for each Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
Based on the factors outlined above, among other considerations, the Board concluded that each Portfolio’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each Portfolio and whether each Portfolio’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Portfolio.
Based on this information, the Board concluded that economies of scale, if any, are expected to be appropriately shared for the benefit of each Portfolio’s shareholders through each Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
21

Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Portfolio-by-Portfolio basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements for each Portfolio.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
22

NYLI VP Newton Technology Growth Portfolio

Semiannual Report - Financial Statements and Other Information
Unaudited - June 30, 2025

Portfolio of Investments June 30, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 2.7%
Axon Enterprise, Inc. (a)	40,987	$ 33,934,777
Broadline Retail 8.8%
Alibaba Group Holding Ltd., Sponsored ADR	160,724	18,227,709
Amazon.com, Inc. (a)	264,621	58,055,201
MercadoLibre, Inc. (a)	5,412	14,144,966
PDD Holdings, Inc., ADR (a)	201,861	21,126,772
		111,554,648
Entertainment 7.4%
Netflix, Inc. (a)	54,341	72,769,663
Spotify Technology SA (a)	27,782	21,318,240
		94,087,903
Interactive Media & Services 9.8%
Alphabet, Inc., Class C	236,703	41,988,745
Meta Platforms, Inc., Class A	82,338	60,772,855
Tencent Holdings Ltd., ADR	327,284	21,109,818
		123,871,418
IT Services 5.6%
MongoDB, Inc. (a)	86,889	18,245,821
Shopify, Inc., Class A (a)	462,167	53,310,964
		71,556,785
Real Estate Management & Development 1.9%
CoStar Group, Inc. (a)	299,801	24,104,000
Semiconductors & Semiconductor Equipment 31.0%
Applied Materials, Inc.	125,603	22,994,141
ASML Holding NV (Registered), ADR	18,901	15,147,072
Infineon Technologies AG, ADR	568,819	24,220,313
Lam Research Corp.	387,053	37,675,739
Micron Technology, Inc.	490,872	60,499,974
NVIDIA Corp.	569,139	89,918,271
QUALCOMM, Inc.	187,475	29,857,268
Synaptics, Inc. (a)	255,657	16,571,687
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	422,353	95,658,731
		392,543,196
Software 28.9%
Atlassian Corp., Class A (a)	95,239	19,342,089
Datadog, Inc., Class A (a)	168,236	22,599,142
HubSpot, Inc. (a)	42,890	23,873,861
Intuit, Inc.	79,623	62,713,463
	Shares	Value

Software (continued)
JFrog Ltd. (a)	494,943	$ 21,718,099
Klaviyo, Inc., Class A (a)	666,585	22,383,924
Microsoft Corp.	135,436	67,367,221
Oracle Corp.	274,029	59,910,960
ServiceNow, Inc. (a)	48,490	49,851,599
Synopsys, Inc. (a)	30,600	15,688,008
		365,448,366
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	140,668	28,860,854
Total Common Stocks (Cost $1,152,319,960)		1,245,961,947
Preferred Stocks 0.9%
Broadline Retail 0.0% ‡
Roofstock, Inc. Series E (a)(b)(c)	73,422	436,127
Software 0.9%
Databricks, Inc. (a)(b)(c)
Series H	62,553	5,529,685
Series I	5,384	475,945
Series J	55,462	4,902,841
		10,908,471
Total Preferred Stocks (Cost $12,534,986)		11,344,598
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
NYLI U.S. Government Liquidity Fund, 4.201% (d)	12,023,661	12,023,661
Total Short-Term Investment (Cost $12,023,661)		12,023,661
Total Investments (Cost $1,176,878,607)	100.2%	1,269,330,206
Other Assets, Less Liabilities	(0.2)	(3,131,877)
Net Assets	100.0%	$ 1,266,198,329

†	Percentages indicated are based on Portfolio net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments June 30, 2025†^(Unaudited) (continued)
(b)	Illiquid security—As of June 30, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $11,344,598, which represented 0.9% of the Portfolio’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of June 30, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Portfolio for the period February 10, 2025 (commencement of operations) through June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 106,143	$ (94,119)	$ —	$ —	$ 12,024	$ 312	$ —	12,024
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,245,961,947	$ —	$ —	$ 1,245,961,947
Preferred Stocks	—	—	11,344,598	11,344,598
Short-Term Investment
Affiliated Investment Company	12,023,661	—	—	12,023,661
Total Investments in Securities	$ 1,257,985,608	$ —	$ 11,344,598	$ 1,269,330,206

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI VP Newton Technology Growth Portfolio

Statement of Assets and Liabilities as of June 30, 2025 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,164,854,946)	$1,257,306,545
Investment in affiliated investment companies, at value (identified cost $12,023,661)	12,023,661
Receivables:
Dividends	726,251
Portfolio shares sold	85,463
Total assets	1,270,141,920
Liabilities
Payables:
Portfolio shares redeemed	3,008,687
Manager (See Note 3)	697,691
NYLIFE Distributors (See Note 3)	184,416
Professional fees	27,121
Custodian	9,960
Trustees	3,398
Shareholder communication	1,384
Accrued expenses	10,934
Total liabilities	3,943,591
Net assets	$1,266,198,329
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$119,445
Additional paid-in-capital	1,193,383,302
1,193,502,747
Total distributable earnings (loss)	72,695,582
Net assets	$1,266,198,329
Initial Class
Net assets applicable to outstanding shares	$334,030,350
Shares of beneficial interest outstanding	31,486,872
Net asset value per share outstanding	$10.61
Service Class
Net assets applicable to outstanding shares	$932,167,979
Shares of beneficial interest outstanding	87,957,773
Net asset value per share outstanding	$10.60

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $187,488)	$2,473,056
Dividends-affiliated	311,683
Securities lending, net	2,494
Total income	2,787,233
Expenses
Manager (See Note 3)	3,197,937
Distribution/Service—Service Class (See Note 3)	795,830
Professional fees	96,292
Shareholder communication	43,520
Custodian	13,025
Trustees	9,712
Miscellaneous	16,651
Total expenses before waiver/reimbursement	4,172,967
Expense waiver/reimbursement from Manager (See Note 3)	(51,094)
Net expenses	4,121,873
Net investment income (loss)	(1,334,640)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(18,421,377)
Net change in unrealized appreciation (depreciation) on unaffiliated investments	92,451,599
Net realized and unrealized gain (loss)	74,030,222
Net increase (decrease) in net assets resulting from operations	$72,695,582
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI VP Newton Technology Growth Portfolio

Statement of Changes in Net Assets
for the period February 10, 2025 (commencement of operations) through June 30, 2025 (Unaudited)
February 10, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,334,640)
Net realized gain (loss)	(18,421,377)
Net change in unrealized appreciation (depreciation)	92,451,599
Net increase (decrease) in net assets resulting from operations	72,695,582
Capital share transactions:
Net proceeds from sales of shares	1,280,598,694
Cost of shares redeemed	(87,095,947)
Increase (decrease) in net assets derived from capital share transactions	1,193,502,747
Net increase (decrease) in net assets	1,266,198,329
Net Assets
Beginning of period	—
End of period	$1,266,198,329
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
February 10, 2025^ through June 30,
Initial Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss)‡(a)	(0.00)
Net realized and unrealized gain (loss)	0.61
Total from investment operations	0.61
Net asset value at end of period	$10.61
Total investment return (b)	6.09%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.12)%
Net expenses††(c)	0.78%
Expenses (before waiver/reimbursement)††(c)	0.79%
Portfolio turnover rate	16%
Net assets at end of period (in 000's)	$334,030

^	Commencement of Operations.
*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

February 10, 2025^ through June 30,
Service Class	2025*
Net asset value at beginning of period	$10.00
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	0.61
Total from investment operations	0.60
Net asset value at end of period	$10.60
Total investment return (b)	5.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	(0.38)%
Net expenses††(c)	1.03%
Expenses (before waiver/reimbursement)††(c)	1.04%
Portfolio turnover rate	16%
Net assets at end of period (in 000's)	$932,168

^	Commencement of Operations.
*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total return does not reflect any deduction of sales charges, mortality and expense charges, contract charges or administrative charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Portfolio bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI VP Newton Technology Growth Portfolio

Notes to Financial Statements (Unaudited)
Note 1–Organization and Business
New York Life Investments VP Funds Trust (the “Fund”) was organized as a Delaware statutory trust on February 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of thirty-three separate series (collectively referred to as the “Portfolios”). These financial statements and notes relate to the NYLI VP Newton Technology Growth Portfolio (the "Portfolio"), a "diversified” portfolio, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”) and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. NYLIAC allocates shares of the Portfolio to, among others, certain NYLIAC separate accounts. Shares of the Portfolio are also offered to the NYLI VP Conservative Allocation Portfolio, NYLI VP Moderate Allocation Portfolio, NYLI VP Growth Allocation Portfolio and NYLI VP Equity Allocation Portfolio, which operate as “funds-of-funds," and other variable insurance funds.
The following table lists the Portfolio's share classes that have been registered and commenced operations:
Class	Commenced Operations
Initial Class	February 10, 2025
Service Class	February 10, 2025
Shares of the Portfolio are offered and are redeemed at a price equal to their respective net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolio's shares. Under the terms of the Fund’s multiple class plan, adopted pursuant to Rule 18f-3 under the 1940 Act, the classes differ in that, among other things, Service Class shares of the Portfolio pay a combined distribution and service fee of 0.25% of average daily net assets attributable to Service Class shares of the Portfolio to the Distributor (as defined in Note 3(B)) pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act. Contract owners of variable annuity contracts purchased after June 2, 2003, are permitted to invest only in the Service Class shares.
The Portfolio's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Portfolio prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Portfolio is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Fund (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Portfolio’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Portfolio's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value the Portfolio's portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the

9

Notes to Financial Statements (Unaudited) (continued)
asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Portfolio’s assets and liabilities as of June 30, 2025, is included at the end of the Portfolio of Investments.
The Portfolio may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Portfolio may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Portfolio may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolio's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance

10	NYLI VP Newton Technology Growth Portfolio

with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under the Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor might wish to sell, and these investments could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that the Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with the Portfolio's procedures described above. The liquidity of the Portfolio's investments was determined as of June 30, 2025, and can change at any time.
(B) Income Taxes.   The Portfolio's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Portfolio within the allowable time limits.
The Manager evaluates the Portfolio’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Portfolio's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Portfolio's financial statements. The Portfolio's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Portfolio may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Portfolio will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Portfolio may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Portfolio will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Portfolio's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
11

Notes to Financial Statements (Unaudited) (continued)
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Portfolio intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. All dividends and distributions are reinvested at NAV in the same class of shares of the Portfolio. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income. The Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Portfolio are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than fees incurred under the distribution and service plans, further discussed in Note 3(B), which are charged directly to the Service Class shares) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Portfolio, including those of related parties to the Portfolio, are shown in the Statement of Operations.
Additionally, the Portfolio may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Securities Lending. In order to realize additional income, the Portfolio may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Portfolio engages in securities lending, the Portfolio will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Portfolio. Under the current arrangement, JPMorgan will manage the Portfolio's collateral in accordance with the securities lending agreement between the Portfolio and JPMorgan, and indemnify the Portfolio in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Portfolio. The Portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The Portfolio may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Portfolio bears the risk of any loss on investment of cash collateral. The Portfolio will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Portfolio will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Portfolio enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Portfolio.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Portfolio's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Portfolio. Except for the portion of salaries and expenses that are the responsibility of the Portfolio, the Manager pays the salaries and expenses of all personnel affiliated with the Portfolio and certain operational expenses of the Portfolio. The Portfolio reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Portfolio. Newton Investment Management North America, LLC ("NIMNA" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Portfolio and is responsible for the day-to-day portfolio management of the Portfolio. Pursuant to the terms of the

12	NYLI VP Newton Technology Growth Portfolio

Subadvisory Agreement between New York Life Investments and NIMNA, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager, on behalf of the Portfolio, a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Portfolio's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.78% and 1.03%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period February 10, 2025 (commencement of operations) through June 30, 2025, New York Life Investments earned fees from the Portfolio in the amount of $3,197,937 and waived fees and/or reimbursed expenses in the amount of $51,094 and paid the Subadvisor fees in the amount of $1,306,070.
JPMorgan provides sub-administration and sub-accounting services to the Portfolio pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Portfolio, maintaining the general ledger and sub-ledger accounts for the calculation of the Portfolio's NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolio, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Fund and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Portfolio. The Portfolio will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Portfolio.
(B) Distribution and Service Fees.  The Fund, on behalf of the Portfolio, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Portfolio has adopted a distribution plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to the Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class shares of the Portfolio.
Note 4-Federal Income Tax
As of June 30, 2025, the cost and unrealized appreciation (depreciation) of the Portfolio’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,176,878,607	$135,809,281	$(43,357,682)	$92,451,599
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Portfolio. Custodial fees are charged to the Portfolio based on the Portfolio's net assets and the market value of securities held by the Portfolio and the number of certain transactions incurred by the Portfolio.
Note 6 –Line of Credit
The Portfolio and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Portfolio and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Portfolio, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the period February 10, 2025 (commencement of operations) through June 30, 2025, there were no borrowings made or outstanding with respect to the Portfolio under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Portfolio, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Portfolio and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another,
13

Notes to Financial Statements (Unaudited) (continued)
subject to the conditions of the exemptive order. During the February 10, 2025 (commencement of operations) through June 30, 2025, there were no interfund loans made or outstanding with respect to the Portfolio.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period February 10, 2025 (commencement of operations) through June 30, 2025, purchases and sales of securities, other than short-term securities, were $170,889 and $169,903, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period February 10, 2025 (commencement of operations) through June 30, 2025, were as follows:
Initial Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	34,066,224	$341,647,431
Shares redeemed	(2,579,352)	(25,081,465)
Net increase (decrease)	31,486,872	$316,565,966

Service Class	Shares	Amount
Period February 10, 2025 (commencement of operations) through June 30, 2025:
Shares sold	94,472,271	$938,951,263
Shares redeemed	(6,514,498)	(62,014,482)
Net increase (decrease)	87,957,773	$876,936,781
Note 10–Recent Accounting Pronouncement
In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on the financial statements as well as the method by which we will adopt the new standard. It does not expect the guidance to have a material impact on the Portfolio.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Portfolio as of and for the period February 10, 2025 (commencement of operations) through June 30, 2025, events and transactions subsequent to June 30, 2025, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

14	NYLI VP Newton Technology Growth Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Portfolio’s Financial Statements.
15

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI VP Newton Technology Growth Portfolio (the “Portfolio”), a series of the New York Life Investments VP Funds Trust (“Trust”), and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Newton Investment Management North America, LLC (“Newton”) with respect to the Portfolio (together, “Advisory Agreements”), must be approved initially and, following an initial term of up to two years, the continuation of each is subject to annual review and approval by the Board of Trustees of the Trust (“Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 3-4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and Newton in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee in November 2024 and December 2024, as well as other information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees.  The Board also considered information on the fees charged to other investment advisory clients of Newton that follow investment strategies similar to those proposed for the Portfolio and, to the extent applicable, reasons for differences in the Portfolio’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, including a fund subadvised by Newton, as deemed relevant and appropriate to each Trustee.  The Board also considered information and materials furnished by New York Life Investments and Newton in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New York Life Investments personnel.  The Board also took into account other information and materials furnished by New York Life Investments throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive session with their independent legal counsel and for a portion thereof with senior management of New York Life Investments.  In addition, the Board previously received information regarding the Portfolio’s proposed distribution arrangements and other information provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to the Portfolio by New York Life Investments and Newton; (ii) the qualifications of the proposed portfolio managers of the Portfolio and the historical investment performance of investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for the Portfolio; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and Newton with respect to their relationships with the Portfolio; (iv) the extent to which any economies of scale may be realized if the Portfolio grows and the extent to which any economies of scale may be shared or benefit the Portfolio’s shareholders; and (v) the reasonableness of the Portfolio’s proposed management and subadvisory fees and estimated overall total ordinary operating expenses.  Although the Board recognized that comparisons between the Portfolio’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Portfolio’s proposed management fee and estimated overall total ordinary operating expenses as compared to peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Portfolio.  With respect to the Subadvisory Agreement, the

16

Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
Although individual Trustees may have weighed certain factors or information differently, the Board’s decision to approve each of the Advisory Agreements was based on a consideration of information provided to the Trustees throughout the year, as well as information furnished specifically in connection with the contract review process for the Portfolio, such as a presentation from Newton personnel, including the members of the proposed portfolio management team.  The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and Newton.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and Newton resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds in prior years, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace, notably under variable life insurance policies and variable annuity contracts for which the Portfolio is expected to serve as an investment option, there are a range of investment options available to investors and that the Portfolio’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest or remain invested in the Portfolio.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s December 3-4, 2024 meeting are summarized in more detail below.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and Newton
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to the Portfolio.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that the Portfolio would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by Newton, evaluating the performance of Newton, making recommendations to the Board as to whether a subadvisory agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to the Portfolio.  The
Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to the Portfolio, including New York Life Investments’ oversight and due diligence reviews of Newton and ongoing analysis of, and interactions with, Newton with respect to, among other things, the Portfolio’s investment performance and risks as well as Newton’s investment capabilities and subadvisory services with respect to the Portfolio.
The Board also considered the range of services that New York Life Investments would provide to the Portfolio under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to the Portfolio and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that Newton proposed to provide to the Portfolio and considered the terms of each of the Advisory Agreements.  The Board evaluated Newton’s experience and performance in serving as subadvisor to a fund in the New York Life Investments Group of Funds and in managing other portfolios, including another investment advisory client of Newton with investment strategies similar to those proposed for the Portfolio, and Newton’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at Newton. The Board considered New York Life Investments’ and Newton’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and Newton.  The Board also considered Newton’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Portfolio.  In this regard, the Board considered the qualifications and experience of the Portfolio’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for the
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Portfolio, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.  In addition, the Board considered information provided by New York Life Investments and Newton regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Portfolio would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Portfolio had no investment performance track record because the Portfolio had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and Newton the Portfolio’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients of Newton with investment strategies similar to those proposed for the Portfolio.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and Newton
The Board considered the anticipated costs of the services to be provided under each of the Advisory Agreements. The Board also considered the profitability expected to be realized by New York Life Investments and its affiliates due to their relationships with the Portfolio as well as their relationships with the New York Life Investments Group of Funds.  With respect to the expected profitability of Newton’s relationship with the Portfolio, the Board considered information from New York Life Investments that Newton’s subadvisory fee reflected an arm’s-length negotiation and that this fee would be paid by New York Life Investments, not the Portfolio, and the relevance of Newton’s expected profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the anticipated costs and profitability for New York Life Investments and its affiliates with respect to the Portfolio.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and Newton and the expected profitability to be realized by New York Life Investments and its affiliates and Newton due to their relationships with the Portfolio, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and Newton’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of the Portfolio, and that New York Life Investments would be responsible for paying the subadvisory fee for the Portfolio.  The Board also considered the financial resources of New York Life Investments and Newton and acknowledged that New York Life Investments and Newton must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and Newton to be able to provide high-quality services to the Portfolio.  The Board recognized that the Portfolio would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to the Portfolio and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and Newton and its affiliates due to their relationships with the Portfolio, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to Newton from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to Newton in exchange for commissions paid by the Portfolio with respect to trades in the Portfolio’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Portfolio, including the potential rationale for and costs associated with investments in this money market fund by the Portfolio, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Portfolio.  In addition, the Board considered the potential dividend received tax deduction for insurance company affiliates of New York Life Investments from the Portfolio’s potential securities lending activity.
The Board noted that the Portfolio would serve as an investment option primarily under variable contracts issued by affiliates of New York Life Investments that would receive fees under those contracts. The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing the Portfolio, New York Life Investments’ affiliates would also earn revenues from serving the Portfolio in various other capacities, including as the
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Portfolio’s distributor, and insurance companies affiliated with New York Life Investments would be entitled to receive fees from the Portfolio under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Board considered information about these other revenues in the context of the anticipated profitability of the relationship with the Portfolio to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process and in connection with the Board’s review of the distribution arrangements for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates due to their relationships with the Portfolio are not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to Newton and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to Newton, the Board considered that any profits realized by Newton due to its relationship with the Portfolio would be the result of arm’s-length negotiations between New York Life Investments and Newton, acknowledging that any such profits would be based on the subadvisory fee paid to Newton by New York Life Investments, not the Portfolio.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and the Portfolio’s estimated total ordinary operating expenses.  The Board primarily considered the reasonableness of the management fee to be paid by the Portfolio to New York Life Investments because the subadvisory fee to be paid to Newton would be paid by New York Life Investments, not the Portfolio.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of the Portfolio’s proposed fees under each of the Advisory Agreements and estimated total ordinary operating expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses of similar mutual funds managed by other investment advisers. In addition, the Board considered information provided by New York Life Investments on management fees charged by a third-party fund subadvised by Newton that follows investment strategies similar to those of the Portfolio.  The Board considered the contractual management fee schedule for the
Portfolio as compared to that of such other fund.  Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of expense limitation arrangements on the Portfolio’s net expenses.  The Board also considered that in proposing fees for the Portfolio, New York Life Investments considers the competitive marketplace for mutual funds.
Based on the factors outlined above, among other considerations, the Board concluded that the Portfolio’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Portfolio and whether the Portfolio’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with the Portfolio’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Portfolio in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Portfolio.
Based on this information, the Board concluded that economies of scale, if any, are expected to be appropriately shared for the benefit of the Portfolio’s shareholders through the Portfolio’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940,as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS VP FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	September 2, 2025

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	September 2, 2025